Schedule of Investments
California Municipal Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.62% Shares Held Value (000's)
Exchange-Traded Funds - 1.62%
iShares California Muni Bond ETF 137,500 $ 8,388
TOTAL INVESTMENT COMPANIES $ 8,388
MUNICIPAL BONDS - 99.87%
Principal
Amount (000's) Value (000's)
California - 99.10%
Abag Finance Authority for Nonprofit Corps
5.00%, 08 /01/2043 $ 1,500 $ 1,688
Alameda Community Improvement Commission
Successor Agency ( credit support from BAM )
5.00%, 09 /01/2031
(a)
1,000 1,157
Alameda Corridor Transportation Authority
5.00%, 10 /01/2034 8,805 10,305
5.00%, 10 /01/2036 4,250 4,945
Alameda Unified School District-Alameda
County/CA
5.00%, 08 /01/2032 1,795 2,161
Alum Rock Union Elementary School District
5.25%, 08 /01/2043 1,000 1,127
California Educational Facilities Authority
5.00%, 10 /01/2036 1,000 1,179
5.00%, 10 /01/2045 1,000 1,156
5.00%, 05 /01/2049 1,450 2,155
5.38%, 04 /01/2034 1,000 1,029
California Health Facilities Financing Authority
4.00%, 11 /15/2045 4,000 4,462
5.00%, 08 /15/2031 2,700 3,312
5.00%, 08 /15/2033 1,750 2,101
5.00%, 08 /15/2034 2,000 2,425
5.00%, 02 /01/2035 2,000 2,335
5.00%, 11 /15/2046
(b)
4,504 5,228
5.00%, 11 /15/2048 2,785 3,309
5.75%, 09 /01/2039 2,000 2,008
California Health Facilities Financing
Authority ( credit support from CA MTG INS )
5.00%, 07 /01/2035
(a)
1,000 1,173
California Municipal Finance Authority
4.00%, 10 /01/2044
(c)
2,500 2,691
5.00%, 05 /15/2031 10,000 12,339
5.00%, 05 /15/2033 1,000 1,220
5.00%, 05 /15/2034 1,000 1,215
5.00%, 12 /31/2034 3,550 4,258
5.00%, 12 /31/2036 8,000 9,529
5.00%, 10 /01/2044
(c)
1,000 1,163
5.00%, 11 /15/2049 1,000 1,158
5.25%, 11 /01/2036 4,000 4,564
California Municipal Finance Authority ( credit
support from BAM )
5.00%, 05 /15/2043
(a)
2,000 2,441
5.00%, 05 /15/2044
(a)
5,000 6,090
California Pollution Control Financing Authority
3.00%, 11 /01/2025 10,500 11,272
3.25%, 12 /01/2027
(d)
2,000 2,149
4.30%, 07 /01/2040 3,400 3,764
5.00%, 07 /01/2029
(e)
1,000 1,262
5.00%, 07 /01/2030
(e)
2,000 2,170
5.00%, 07 /01/2037
(e)
10,000 10,737
5.00%, 07 /01/2039
(e)
1,000 1,198
5.00%, 11 /21/2045
(e)
1,500 1,781
California School Finance Authority
5.00%, 07 /01/2035
(e)
1,925 2,184
5.00%, 08 /01/2036
(e)
1,170 1,310
5.00%, 08 /01/2038
(e)
1,000 1,170
California State Public Works Board
5.00%, 11 /01/2037 1,375 1,529
5.00%, 10 /01/2039 4,500 5,170
California State University
5.00%, 11 /01/2037 2,000 2,433
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority
1.45%, 07 /15/2040
(d)
$ 5,500 $ 5,500
3.00%, 06 /01/2029
(e)
750 763
4.00%, 02 /01/2022 830 870
4.00%, 02 /01/2025 940 1,032
4.00%, 09 /02/2044 800 858
4.00%, 07 /01/2048 1,800 1,911
5.00%, 10 /01/2028 1,875 2,185
5.00%, 02 /01/2030 2,775 3,166
5.00%, 11 /01/2032
(e)
1,135 1,337
5.00%, 05 /15/2034 4,855 5,692
5.00%, 06 /01/2034
(e)
375 440
5.00%, 12 /01/2036
(e)
5,000 5,636
5.00%, 09 /02/2038 3,000 3,502
5.00%, 06 /01/2039
(e)
475 548
5.00%, 09 /02/2039 500 596
5.00%, 09 /02/2039 1,000 1,164
5.00%, 05 /15/2040 3,500 4,039
5.00%, 12 /01/2041
(e)
1,000 1,116
5.00%, 12 /01/2046
(e)
1,620 1,798
5.00%, 09 /02/2048 1,000 1,152
5.00%, 09 /02/2049 600 704
5.00%, 06 /01/2051
(e)
1,440 1,639
5.25%, 12 /01/2034 3,500 3,934
5.25%, 12 /01/2038
(e)
1,000 1,172
5.25%, 12 /01/2043
(e)
2,000 2,322
7.25%, 11 /15/2041
(e)
1,500 1,524
California Statewide Communities Development
Authority ( credit support from FHA INS )
6.25%, 08 /01/2024
(a)
775 775
California Statewide Financing Authority
6.00%, 05 /01/2043 2,050 2,062
6.00%, 05 /01/2043 1,550 1,559
Chino Valley Unified School District
5.25%, 08 /01/2047 2,000 2,439
City of Atwater CA Wastewater Revenue ( credit
support from AGM )
5.00%, 05 /01/2043
(a)
1,000 1,184
City of Compton CA Water Revenue
6.00%, 08 /01/2039 1,250 1,253
City of Irvine CA
4.00%, 09 /02/2038 1,000 1,134
5.00%, 09 /01/2049 2,000 2,189
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06 /01/2034 2,000 2,393
City of Los Angeles Department of Airports
5.00%, 05 /15/2026 1,000 1,194
5.00%, 05 /15/2026 3,500 4,286
5.00%, 05 /15/2028 3,000 3,800
5.00%, 05 /15/2036 1,500 1,728
5.00%, 05 /15/2042 1,200 1,391
5.00%, 05 /15/2044
(b)
3,100 3,670
5.00%, 05 /15/2047 3,500 4,096
City of Oroville CA
5.25%, 04 /01/2049 2,500 2,920
5.25%, 04 /01/2054 3,000 3,495
City of Riverside CA Sewer Revenue
5.00%, 08 /01/2040 4,000 4,644
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11 /01/2034 1,800 2,209
5.00%, 11 /01/2036 2,010 2,188
City of Vernon CA Electric System Revenue
5.13%, 08 /01/2021 280 280
5.13%, 08 /01/2021 805 808

Schedule of Investments
California Municipal Fund
July 31, 2019 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Coachella Valley Unified School
District/ CA ( credit support from AGM )
0.00%, 08 /01/2039
(a),(f)
$ 4,000 $ 2,184
Compton Public Finance Authority
4.50%, 09 /01/2032
(e)
8,000 8,279
County of Sacramento CA Airport System
Revenue
5.00%, 07 /01/2036 1,350 1,605
5.00%, 07 /01/2037 2,000 2,426
Dinuba Redevelopment Agency ( credit support
from BAM )
5.00%, 09 /01/2033
(a)
2,000 2,323
East Bay Municipal Utility District Water System
Revenue
3.00%, 06 /01/2037 10 10
5.00%, 06 /01/2036 1,000 1,034
Escondido Union High School District
0.00%, 08 /01/2041
(f)
1,000 501
Foothill-De Anza Community College District
5.00%, 08 /01/2040 1,500 1,623
Foothill-Eastern Transportation Corridor Agency
3.50%, 01 /15/2053
(d)
3,500 3,546
Golden State Tobacco Securitization Corp
5.00%, 06 /01/2026 1,000 1,181
5.00%, 06 /01/2028 7,000 8,330
5.25%, 06 /01/2047 7,500 7,644
5.30%, 06 /01/2037 9,000 9,277
Golden State Tobacco Securitization Corp ( credit
support from ST APPROP )
5.00%, 06 /01/2033
(a)
2,000 2,356
Indio Redevelopment Agency Successor Agency
5.63%, 08 /15/2035 330 331
Inland Valley Development Agency
5.25%, 09 /01/2037 1,000 1,144
La Verne Public Financing Authority
7.25%, 09 /01/2026 650 652
Lancaster Redevelopment Agency Successor
Agency
6.88%, 08 /01/2039 545 545
Long Beach Bond Finance Authority
5.00%, 11 /15/2035 2,915 3,806
5.50%, 11 /15/2030 1,010 1,329
Los Angeles County Public Works Financing
Authority
5.00%, 12 /01/2033 2,000 2,398
5.00%, 08 /01/2042 1,400 1,535
5.00%, 12 /01/2045
(b)
5,500 6,431
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10 /01/2035 4,500 5,292
Los Angeles Department of Water & Power Power
System Revenue
1.41%, 07 /01/2035
(d)
10,500 10,500
Los Angeles Unified School District/CA
5.00%, 07 /01/2035 2,700 3,328
5.25%, 07 /01/2042 7,500 9,242
Marin Healthcare District
5.00%, 08 /01/2034 1,000 1,189
Merced Union High School District
0.00%, 08 /01/2032
(f)
3,380 2,454
Mountain View Shoreline Regional Park
Community ( credit support from AGM )
5.00%, 08 /01/2048
(a)
3,000 3,648
Norco Community Redevelopment Agency
Successor Agency ( credit support from BAM )
5.00%, 03 /01/2032
(a)
1,000 1,145
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Norco Financing Authority ( credit support from
AGM )
5.63%, 10 /01/2034
(a)
$ 1,000 $ 1,007
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03 /01/2041 6,000 7,026
5.00%, 03 /01/2047 1,500 1,772
Oakland Unified School District/Alameda County
5.00%, 08 /01/2040 3,400 3,878
Pittsburg Successor Agency Redevelopment
Agency ( credit support from AGM )
5.00%, 09 /01/2028
(a)
1,000 1,216
5.00%, 09 /01/2029
(a)
1,000 1,213
Pittsburg Unified School District
5.00%, 08 /01/2043 2,900 3,310
Pomona Unified School District ( credit support
from NATL )
6.15%, 08 /01/2030
(a)
1,000 1,130
Port Commission of the City & County of San
Francisco
4.00%, 03 /01/2035 1,000 1,062
Port of Los Angeles
5.00%, 08 /01/2032 1,740 2,005
5.25%, 08 /01/2034 3,680 3,680
Poway Unified School District
0.00%, 08 /01/2036
(f)
4,000 2,573
Regents of the University of California Medical
Center Pooled Revenue
1.42%, 05 /15/2047
(d)
5,000 5,000
5.00%, 05 /15/2035 4,540 5,391
Rialto Redevelopment Agency
5.00%, 09 /01/2037 1,000 1,220
Richmond Joint Powers Financing Authority
6.25%, 07 /01/2024 1,000 1,004
Richmond Joint Powers Financing
Authority ( credit support from AGM )
5.00%, 11 /01/2035
(a),(c)
1,180 1,497
5.00%, 11 /01/2036
(a),(c)
3,330 4,203
Ripon Unified School District ( credit support
from BAM )
0.00%, 08 /01/2033
(a),(f)
855 474
Ripon Unified School District -
Unrefunded ( credit support from BAM )
0.00%, 08 /01/2033
(a),(f)
255 138
Riverside Community Properties Development
Inc
6.00%, 10 /15/2038 1,000 1,209
Riverside County Public Financing
Authority ( credit support from BAM )
5.00%, 10 /01/2029
(a)
1,500 1,807
Riverside County Transportation Commission
5.00%, 06 /01/2032 1,500 1,550
Sacramento Area Flood Control Agency
5.00%, 10 /01/2033 2,000 2,458
Salinas Valley Solid Waste Authority ( credit
support from AGM )
5.50%, 08 /01/2031
(a)
1,500 1,770
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07 /01/2036 1,500 1,816
5.00%, 07 /01/2037 2,300 2,775
San Diego Convention Center Expansion
Financing Authority
5.00%, 04 /15/2025 5,000 5,526
San Diego County Regional Airport Authority
5.00%, 07 /01/2042 5,000 5,932
San Diego Public Facilities Financing Authority
5.38%, 08 /01/2034 2,000 2,000

Schedule of Investments
California Municipal Fund
July 31, 2019 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Diego Redevelopment Agency Successor
Agency
6.40%, 09 /01/2019 $ 275 $ 276
San Francisco Bay Area Rapid Transit
3.00%, 08 /01/2049
(c)
3,000 3,013
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
5.00%, 07 /01/2028 1,755 1,820
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05 /01/2031 1,000 1,213
5.00%, 05 /01/2038 5,750 7,007
5.00%, 05 /01/2042 1,500 1,755
San Francisco City & County Redevelopment
Financing Authority
6.50%, 08 /01/2039 1,000 1,000
San Joaquin Hills Transportation Corridor Agency
5.00%, 01 /15/2034 6,185 7,071
San Luis Obispo County Financing
Authority ( credit support from AGM )
5.00%, 08 /01/2030
(a)
1,000 1,071
San Luis Obispo County Financing
Authority ( credit support from BAM )
5.00%, 09 /01/2037
(a)
1,000 1,167
San Mateo Foster City Public Financing Authority
4.00%, 08 /01/2037 2,070 2,380
Semitropic Improvement District
5.00%, 12 /01/2038 2,000 2,026
Southern California Public Power Authority
5.00%, 11 /01/2028 2,000 2,459
5.00%, 11 /01/2029 2,615 3,244
5.25%, 07 /01/2029 695 750
5.25%, 07 /01/2031 695 749
State of California
1.35%, 05 /01/2034
(d)
3,500 3,500
2.45%, 12 /01/2031 540 541
4.00%, 09 /01/2033 2,080 2,357
5.00%, 09 /01/2034 5,000 6,069
5.00%, 02 /01/2038 1,450 1,617
5.00%, 04 /01/2043 3,380 3,769
5.25%, 11 /01/2040 1,500 1,574
6.00%, 03 /01/2033 2,000 2,057
Stockton Unified School District ( credit support
from AGM )
5.00%, 08 /01/2038
(a)
1,500 1,706
Tobacco Securitization Authority of Southern
California
5.13%, 06 /01/2046 1,500 1,504
Travis Unified School District ( credit support
from AGM )
5.00%, 09 /01/2029
(a)
1,000 1,200
Tulare County Transportation Authority
5.00%, 02 /01/2029 1,000 1,166
Tustin Public Financing Authority
5.00%, 04 /01/2041 1,000 1,068
University of California
5.00%, 05 /15/2044 1,000 1,146
Walnut Energy Center Authority
5.00%, 01 /01/2035 1,225 1,243
West Valley-Mission Community College District
4.00%, 08 /01/2044 5,000 5,647
Western Municipal Water District Facilities
Authority
5.00%, 10 /01/2034 1,700 1,711
Woodland-Davis Clean Water Agency ( credit
support from AGM )
5.00%, 03 /01/2039
(a)
1,500 1,753
$ 513,908
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Guam - 0.77%
Guam Government Waterworks Authority
5.00%, 01 /01/2046 $ 2,525 $ 2,812
Port Authority of Guam
5.00%, 07 /01/2048 1,000 1,159
$ 3,971
TOTAL MUNICIPAL BONDS $ 517,879
Total Investments $ 526,267
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (1.27)%
Notes with interest rates of 1.38% - 1.46% at July
31, 2019 and contractual maturity of collateral of
2023- 2025.
( g)
$ (6,554) (6,554)
Total Net Investments $ 519,713
Other Assets and Liabilities -  (0.22)% (1,155)
TOTAL NET ASSETS - 100.00% $ 518,558
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(c) Security purchased on a when-issued basis.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $48,386 or 9.33% of net assets.
(f) Non-income producing security
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2019.
Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 71.91%
General Obligation Unlimited 11.44%
Insured 8.83%
Prerefunded 4.52%
Special Assessment 2.23%
Investment Companies 1.62%
Tax Allocation 0.52%
Special Tax 0.42%
Liability For Floating Rate Notes Issued (1.27)%
Other Assets and Liabilities
(0.22)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.18% Shares Held Value (000's)
Exchange-Traded Funds - 3.95%
iShares iBoxx High Yield Corporate Bond ETF 6,235 $ 542
SPDR Bloomberg Barclays High Yield Bond ETF 1,138,988 123,683
$ 124,225
Money Market Funds - 3.23%
BlackRock Liquidity FedFund 2.21%
(a),(b)
4,739,295 4,739
Principal Government Money Market Fund
2.18%
(a),(c)
96,802,860 96,803
$ 101,542
TOTAL INVESTMENT COMPANIES $ 225,767
COMMON STOCKS - 0.02% Shares Held Value (000's)
Oil & Gas - 0.01%
Chaparral Energy Inc - A Shares
(d),(e)
73,263 260
Oil & Gas Services - 0.01%
Patterson-UTI Energy Inc 23,284 271
Retail - 0.00%
Claire's Holdings LLC
(d),(f),(g)
232 127
TOTAL COMMON STOCKS $ 658
PREFERRED STOCKS - 0.12% Shares Held Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00%
(d),(f),(g)
925,862 $ 74
Retail - 0.00%
Claire's Stores 0.00%
(d),(f),(g)
64 66
Sovereign - 0.12%
CoBank ACB 6.20%, 01/01/2025
(h)
35,000 3,701
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,841
BONDS - 56.56%
Principal
Amount (000's) Value (000's)
Advertising - 0.00%
Lamar Media Corp
5.00%, 05/01/2023 $ 155 $ 157
Aerospace & Defense - 1.50%
Air 2 US
8.63%, 10/01/2020
(i)
19 19
Arconic Inc
5.40%, 04/15/2021 250 259
Boeing Co/The
2.70%, 02/01/2027 3,940 3,943
3.10%, 05/01/2026 1,970 2,024
3.20%, 03/01/2029 2,200 2,261
3.50%, 03/01/2039 1,490 1,489
3.63%, 03/01/2048 745 738
3.75%, 02/01/2050 1,715 1,725
3.90%, 05/01/2049 1,645 1,699
Bombardier Inc
6.13%, 01/15/2023
(i)
1,900 1,928
7.50%, 03/15/2025
(i)
1,445 1,469
7.88%, 04/15/2027
(i)
410 415
Lockheed Martin Corp
2.90%, 03/01/2025 3,515 3,605
3.35%, 09/15/2021 175 179
4.09%, 09/15/2052 1,345 1,478
Rockwell Collins Inc
3.50%, 03/15/2027 150 158
TransDigm Inc
6.25%, 03/15/2026
(i)
720 755
6.50%, 07/15/2024 110 113
7.50%, 03/15/2027
(i)
430 454
Triumph Group Inc
5.25%, 06/01/2022 545 540
7.75%, 08/15/2025 1,680 1,684
United Technologies Corp
2.80%, 05/04/2024 3,130 3,180
3.10%, 06/01/2022 2,320 2,370
3.95%, 08/16/2025 4,235 4,559
4.13%, 11/16/2028 6,105 6,747
4.45%, 11/16/2038 1,455 1,669
4.63%, 11/16/2048 900 1,066
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
United Technologies Corp   (continued)
5.40%, 05/01/2035 $ 585 $ 719
$ 47,245
Agriculture - 0.88%
Altria Group Inc
3.13%, 06/15/2031 EUR 350 441
4.00%, 01/31/2024 $ 165 173
4.50%, 05/02/2043 260 258
5.80%, 02/14/2039 955 1,096
5.95%, 02/14/2049 595 692
BAT Capital Corp
3.12%, 08/14/2020 110 110
3 Month USD LIBOR + 0.59%
3.22%, 08/15/2024 1,890 1,905
4.54%, 08/15/2047 25 24
BAT International Finance PLC
0.88%, 10/13/2023 EUR 250 284
2.25%, 01/16/2030 600 714
6.00%, 11/24/2034 GBP 150 243
Imperial Brands Finance PLC
3.38%, 02/26/2026 EUR 150 191
3.75%, 07/21/2022
(i)
$ 3,065 3,149
4.88%, 06/07/2032 GBP 150 222
5.50%, 09/28/2026 100 147
JBS Investments II GmbH
7.00%, 01/15/2026
(i)
$ 1,285 1,376
Philip Morris International Inc
2.38%, 08/17/2022 100 100
Pinnacle Operating Corp
9.00%, 05/15/2023
(i)
1,329 432
Reynolds American Inc
5.70%, 08/15/2035 3,035 3,408
5.85%, 08/15/2045 480 526
6.88%, 05/01/2020 9,940 10,251
7.00%, 08/04/2041 1,475 1,752
$ 27,494
Airlines - 0.74%
American Airlines 2013-1 Class B Pass Through
Trust
5.63%, 07/15/2022
(i)
188 192
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 5,324 5,586
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 1,301 1,352
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 1,148 1,150
American Airlines 2017-1 Class AA Pass Through
Trust
3.65%, 08/15/2030 2,025 2,109
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 1,383 1,463
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 3,597 3,786
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 1,948 2,030
United Airlines 2016-1 Class AA Pass Through
Trust
3.10%, 01/07/2030 841 854
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 2,235 2,259

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 $ 1,474 $ 1,503
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 993 1,037
$ 23,321
Apparel - 0.01%
Hanesbrands Inc
4.88%, 05/15/2026
(i)
35 37
Under Armour Inc
3.25%, 06/15/2026 15 14
William Carter Co/The
5.63%, 03/15/2027
(i)
300 315
$ 366
Automobile Asset Backed Securities - 1.30%
Americredit Automobile Receivables Trust 2018-2
2.86%, 11/18/2021 204 204
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(i)
1,045 1,047
CarMax Auto Owner Trust
2.53%, 10/15/2021 5,376 5,374
1.00 x 1 Month USD LIBOR + 0.20%
Carmax Auto Owner Trust 2018-4
2.53%, 02/15/2022 1,850 1,851
1.00 x 1 Month USD LIBOR + 0.20%
Carmax Auto Owner Trust 2019-3
2.51%, 12/15/2022 6,200 6,200
1.00 x 1 Month USD LIBOR + 0.25%
Drive Auto Receivables Trust 2018-5
2.64%, 07/15/2021 2,575 2,576
1.00 x 1 Month USD LIBOR + 0.32%
Drive Auto Receivables Trust 2019-1
2.72%, 09/15/2021 2,895 2,895
1.00 x 1 Month USD LIBOR + 0.39%
GM Financial Automobile Leasing Trust 2018-2
2.49%, 07/20/2020 731 731
1.00 x 1 Month USD LIBOR + 0.22%
Hertz Fleet Lease Funding LP
3.03%, 04/10/2031
(i)
5,243 5,251
1.00 x 1 Month USD LIBOR + 0.65%
Santander Drive Auto Receivables Trust 2018-5
2.55%, 07/15/2021 1,471 1,471
1.00 x 1 Month USD LIBOR + 0.23%
Santander Drive Auto Receivables Trust 2019-1
2.59%, 01/18/2022 6,362 6,362
1.00 x 1 Month USD LIBOR + 0.27%
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 7,000 7,032
$ 40,994
Automobile Floor Plan Asset Backed Securities - 1.17%
Ford Credit Floorplan Master Owner Trust A
2.90%, 01/15/2022 5,400 5,409
1.00 x 1 Month USD LIBOR + 0.57%
GMF Floorplan Owner Revolving Trust
2.64%, 09/15/2022
(i)
17,000 17,004
1.00 x 1 Month USD LIBOR + 0.32%
Mercedes-Benz Master Owner Trust 2019-BA
2.68%, 05/15/2023
(i)
14,250 14,256
1.00 x 1 Month USD LIBOR + 0.35%
$ 36,669
Automobile Manufacturers - 0.80%
BCD Acquisition Inc
9.63%, 09/15/2023
(i)
90 94
Daimler Finance North America LLC
2.25%, 03/02/2020
(i)
2,940 2,936
2.70%, 08/03/2020
(i)
5,470 5,471
2.85%, 01/06/2022
(i)
2,025 2,037
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC
2.60%, 11/04/2019 $ 1,275 $ 1,274
3.34%, 03/28/2022 1,725 1,726
General Motors Co
6.25%, 10/02/2043 1,020 1,105
6.60%, 04/01/2036 1,820 2,072
General Motors Financial Co Inc
3.28%, 01/05/2023 5,485 5,413
3 Month USD LIBOR + 0.99%
3.85%, 01/05/2028 1,055 1,040
3.95%, 04/13/2024 150 154
Navistar International Corp
6.63%, 11/01/2025
(i)
1,443 1,481
Tesla Inc
5.30%, 08/15/2025
(e),(i)
80 70
Toyota Motor Credit Corp
2.95%, 04/13/2021 150 152
$ 25,025
Automobile Parts & Equipment - 0.08%
American Axle & Manufacturing Inc
6.25%, 04/01/2025 130 130
Dana Inc
5.50%, 12/15/2024 115 116
Goodyear Tire & Rubber Co/The
5.13%, 11/15/2023 135 137
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(i),(j),(k)
5 5
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(i)
1,710 1,769
Titan International Inc
6.50%, 11/30/2023 60 52
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
(h),(l)
390 386
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 2,595
Banks - 6.39%
AKCB Finance Ltd
4.75%, 10/09/2023 450 478
Banco General SA
4.13%, 08/07/2027
(i)
350 359
Banco Santander SA
2.50%, 03/18/2025 EUR 100 121
5.48%, 12/31/2049
(h),(l)
600 664
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.41%
Bank of America Corp
3.19%, 07/23/2030
(l)
$ 3,355 3,383
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(l)
3,960 4,093
3 Month USD LIBOR + 0.97%
3.50%, 05/17/2022
(l)
1,300 1,323
3 Month USD LIBOR + 0.63%
3.97%, 02/07/2030
(l)
4,815 5,159
3 Month USD LIBOR + 1.21%
4.10%, 07/24/2023 1,975 2,096
4.20%, 08/26/2024 6,800 7,218
4.25%, 10/22/2026 1,415 1,511
4.27%, 07/23/2029
(l)
2,330 2,546
3 Month USD LIBOR + 1.31%
Barclays PLC
3.25%, 01/17/2033 GBP 150 179
4.84%, 05/09/2028 $ 910 926
5.09%, 06/20/2030
(l)
965 976
3 Month USD LIBOR + 3.05%

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
7.75%, 12/31/2049
(h),(l)
$ 580 $ 591
USD Swap Semi-Annual 5 Year + 4.84%
BDO Unibank Inc
2.95%, 03/06/2023 415 417
BPCE SA
5.25%, 04/16/2029 GBP 200 297
CIT Group Inc
4.13%, 03/09/2021 $ 385 392
5.00%, 08/15/2022 875 928
5.25%, 03/07/2025 185 203
5.80%, 12/31/2049
(h),(l)
1,225 1,246
3 Month USD LIBOR + 3.97%
6.13%, 03/09/2028 825 951
Citigroup Inc
1.50%, 07/24/2026
(l)
EUR 500 593
3 Month Euro Interbank Offered Rate +
1.07%
3.52%, 10/27/2028
(l)
$ 2,330 2,405
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 2,260 2,659
Cooperatieve Rabobank UA
4.63%, 05/23/2029 GBP 250 360
4.75%, 01/15/2020
(i)
$ 5,966 6,031
5.50%, 12/31/2049
(h),(l)
EUR 425 489
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.25%
Credit Suisse AG
5.75%, 09/18/2025
(l)
450 528
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.00%
Credit Suisse Group AG
2.13%, 09/12/2025
(l)
GBP 150 184
GBP Swap SA (VS 6 Month) 1 Year +
1.23%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(i),(l)
$ 4,155 4,385
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG
4.50%, 04/01/2025 200 190
Discover Bank
3.10%, 06/04/2020 450 452
First Republic Bank/CA
4.38%, 08/01/2046 950 985
4.63%, 02/13/2047 5,100 5,517
Goldman Sachs Group Inc/The
1.38%, 05/15/2024 EUR 500 580
2.91%, 06/05/2023
(l)
$ 140 141
3 Month USD LIBOR + 1.05%
3.63%, 02/20/2024 4,785 4,967
3.85%, 01/26/2027 5,463 5,732
4.25%, 01/29/2026 GBP 200 276
5.75%, 01/24/2022 $ 8,865 9,547
6.75%, 10/01/2037 2,865 3,799
HBOS PLC
4.50%, 03/18/2030
(l)
EUR 500 629
3 Month Euro Interbank Offered Rate +
1.37%
HSBC Holdings PLC
3.80%, 03/11/2025
(l)
$ 3,200 3,313
3 Month USD LIBOR + 1.21%
4.25%, 03/14/2024 400 419
Industrial & Commercial Bank of China Ltd
4.88%, 09/21/2025 200 217
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
3.21%, 04/01/2023
(l)
$ 3,970 $ 4,039
3 Month USD LIBOR + 0.70%
3.70%, 05/06/2030
(l)
1,550 1,641
3 Month USD LIBOR + 1.16%
3.96%, 11/15/2048
(l)
1,055 1,130
3 Month USD LIBOR + 1.38%
4.35%, 08/15/2021 685 711
4.95%, 06/01/2045 1,130 1,356
5.50%, 10/15/2040 2,995 3,860
JPMorgan Chase Bank NA
2.60%, 02/01/2021
(l)
470 470
3 Month USD LIBOR + 0.28%
KeyBank NA/Cleveland OH
3.30%, 02/01/2022 2,250 2,302
Morgan Stanley
4.43%, 01/23/2030
(l)
1,245 1,377
3 Month USD LIBOR + 1.63%
5.00%, 11/24/2025 3,205 3,542
5.55%, 12/31/2049
(h),(l)
1,651 1,675
3 Month USD LIBOR + 3.81%
5.75%, 01/25/2021 3,035 3,180
6.38%, 07/24/2042 1,670 2,364
MUFG Union Bank NA
3.15%, 04/01/2022 3,000 3,056
National Australia Bank Ltd
3.93%, 08/02/2034
(i),(l),(m)
685 688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.88%
Popular Inc
6.13%, 09/14/2023 295 317
Royal Bank of Canada
3.70%, 10/05/2023 4,400 4,614
Royal Bank of Scotland Group PLC
2.87%, 09/19/2026
(l)
GBP 200 249
GBP Swap SA (VS 6 Month) 1 Year +
1.49%
4.27%, 03/22/2025
(l)
$ 4,650 4,762
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 7,254 7,593
7.50%, 12/31/2049
(h),(l)
6,291 6,393
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK Group Holdings PLC
7.38%, 12/31/2049
(h),(l)
GBP 200 258
GBP Swap SA (VS 6 Month) 5 Year +
5.54%
Santander UK PLC
5.00%, 11/07/2023
(i)
$ 5,235 5,512
Skandinaviska Enskilda Banken AB
2.50%, 05/28/2026
(l)
EUR 250 288
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.45%
2.63%, 03/15/2021 $ 250 251
5.75%, 12/31/2049
(h),(l)
7,197 7,253
USD Swap Semi-Annual 5 Year + 3.85%
SunTrust Bank/Atlanta GA
4.05%, 11/03/2025 1,835 1,979
Svenska Handelsbanken AB
3.90%, 11/20/2023 3,875 4,106
Synchrony Bank
3.00%, 06/15/2022 750 755
Toronto-Dominion Bank/The
4.86%, 03/04/2031
(l)
CAD 275 233
Canada Bankers Acceptances 3 Month +
3.49%
Turkiye Halk Bankasi AS
5.00%, 07/13/2021 $ 350 324

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Turkiye Is Bankasi AS
5.50%, 04/21/2022 $ 200 $ 195
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/2021 200 195
UBS AG
4.75%, 02/12/2026
(l)
EUR 250 294
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.40%
UBS AG/London
4.50%, 06/26/2048
(i)
$ 1,450 1,714
UBS AG/Stamford CT
2.35%, 03/26/2020 5,135 5,134
UBS Group Funding Switzerland AG
5.75%, 12/31/2049
(h),(l)
EUR 675 819
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.29%
6.87%, 12/31/2049
(h),(l)
$ 4,365 4,512
USD Swap Rate NY 5 Year + 5.50%
US Bancorp
3.00%, 07/30/2029 2,170 2,184
Wells Fargo & Co
3.75%, 01/24/2024 5,410 5,668
4.15%, 01/24/2029 1,580 1,725
4.40%, 06/14/2046 1,565 1,714
Westpac Banking Corp
4.11%, 07/24/2034
(l)
2,490 2,544
USD Swap Rate NY 5 Year + 2.00%
4.42%, 07/24/2039 1,230 1,291
Zions Bancorp NA
3.50%, 08/27/2021 5,982 6,089
$ 200,811
Beverages - 0.91%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 1,280 1,350
4.90%, 02/01/2046 3,505 3,980
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024 1,845 1,940
Anheuser-Busch InBev SA/NV
2.75%, 03/17/2036 EUR 500 690
2.85%, 05/25/2037 GBP 200 255
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 $ 1,605 1,733
4.75%, 04/15/2058 800 886
5.45%, 01/23/2039 2,360 2,856
5.55%, 01/23/2049 3,970 4,928
Central American Bottling Corp
5.75%, 01/31/2027 875 911
Coca-Cola Co/The
1.25%, 03/08/2031 EUR 400 484
Constellation Brands Inc
2.65%, 11/07/2022 $ 2,745 2,755
3.88%, 11/15/2019 320 321
4.40%, 11/15/2025 2,285 2,504
5.25%, 11/15/2048 1,085 1,291
Corp Lindley SA
6.75%, 11/23/2021
(i)
14 15
6.75%, 11/23/2021 14 15
Diageo Capital PLC
3.50%, 09/18/2023 200 209
Keurig Dr Pepper Inc
3.55%, 05/25/2021 1,385 1,411
Molson Coors Brewing Co
1.25%, 07/15/2024 EUR 175 202
$ 28,736
Biotechnology - 0.14%
Amgen Inc
2.20%, 05/11/2020 $ 3,780 3,772
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Celgene Corp
2.88%, 08/15/2020 $ 395 $ 396
5.25%, 08/15/2043 115 139
Gilead Sciences Inc
1.85%, 09/20/2019 65 65
$ 4,372
Building Materials - 0.18%
BMC East LLC
5.50%, 10/01/2024
(i)
1,820 1,857
Builders FirstSource Inc
5.63%, 09/01/2024
(i)
813 842
6.75%, 06/01/2027
(i)
1,150 1,210
CEMEX Finance LLC
6.00%, 04/01/2024 435 446
Johnson Controls International plc
1.00%, 09/15/2023 EUR 301 346
Masco Corp
3.50%, 04/01/2021 $ 50 51
Norbord Inc
5.75%, 07/15/2027
(i)
625 631
Standard Industries Inc/NJ
6.00%, 10/15/2025
(i)
280 294
$ 5,677
Chemicals - 0.72%
Aruba Investments Inc
8.75%, 02/15/2023
(i)
1,310 1,310
Ashland LLC
4.75%, 08/15/2022 60 62
Blue Cube Spinco LLC
9.75%, 10/15/2023 720 792
Braskem Finance Ltd
6.45%, 02/03/2024 1,675 1,860
CF Industries Inc
7.13%, 05/01/2020 200 206
CNAC HK Finbridge Co Ltd
4.63%, 03/14/2023 350 366
Consolidated Energy Finance SA
6.16%, 06/15/2022
(i)
250 249
3 Month USD LIBOR + 3.75%
6.50%, 05/15/2026
(i)
1,060 1,049
6.88%, 06/15/2025
(i)
2,735 2,786
Dow Chemical Co/The
3.63%, 05/15/2026
(i)
1,360 1,405
5.55%, 11/30/2048
(i)
595 704
DuPont de Nemours Inc
5.32%, 11/15/2038 2,105 2,485
5.42%, 11/15/2048 1,465 1,773
Equate Petrochemical BV
3.00%, 03/03/2022
(i)
925 927
3.00%, 03/03/2022 375 376
Eurochem Finance DAC
5.50%, 03/13/2024
(i)
1,675 1,774
Israel Chemicals Ltd
6.38%, 05/31/2038
(i)
100 113
Mexichem SAB de CV
5.88%, 09/17/2044 700 734
NOVA Chemicals Corp
5.25%, 08/01/2023
(i)
385 392
5.25%, 06/01/2027
(i)
765 798
Olin Corp
5.13%, 09/15/2027 270 272
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 200 194
SABIC Capital II BV
4.00%, 10/10/2023
(i)
1,300 1,361
TPC Group Inc
10.50%, 08/01/2024
(i),(m)
485 512
$ 22,500

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 5.46%
BANK 2017-BNK5
3.39%, 06/15/2060 $ 2,350 $ 2,475
BANK 2017-BNK9
4.03%, 11/15/2054
(j)
2,000 2,128
BANK 2019-BNK18
3.58%, 05/15/2062 7,500 8,028
BENCHMARK 2018-B4
4.12%, 07/15/2051
(j)
1,250 1,385
BENCHMARK 2018-B6 Mortgage Trust
4.62%, 10/10/2051
(j)
2,250 2,512
4.62%, 10/10/2051
(j)
2,000 2,182
Benchmark 2018-B8 Mortgage Trust
4.53%, 01/15/2052
(j)
2,000 2,238
CFCRE Commercial Mortgage Trust 2011-C2
5.75%, 12/15/2047
(i),(j)
1,125 1,195
Citigroup Commercial Mortgage Trust
2015-GC29
4.14%, 04/10/2048
(j)
2,000 2,085
Citigroup Commercial Mortgage Trust
2015-GC35
3.82%, 11/10/2048 1,000 1,072
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 1,750 1,827
Citigroup Commercial Mortgage Trust 2017-C4
1.11%, 10/12/2050
(j),(n)
12,870 862
COMM 2012-CCRE5 Mortgage Trust
3.22%, 12/10/2045
(i)
2,000 2,047
COMM 2013-CCRE11 Mortgage Trust
0.93%, 08/10/2050
(j),(n)
51,641 1,781
4.72%, 08/10/2050
(j)
5,000 5,391
COMM 2013-CCRE6 Mortgage Trust
4.08%, 03/10/2046
(i),(j)
500 500
COMM 2013-CCRE8 Mortgage Trust
3.96%, 06/10/2046
(i),(j)
3,000 3,118
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/10/2047 600 640
COMM 2014-CCRE17 Mortgage Trust
4.79%, 05/10/2047
(j)
2,400 2,534
COMM 2014-LC17 Mortgage Trust
4.49%, 10/10/2047
(j)
5,000 5,316
COMM 2014-UBS5 Mortgage Trust
0.96%, 09/10/2047
(j),(n)
59,418 1,872
COMM 2015-CCRE22 Mortgage Trust
4.12%, 03/10/2048
(j)
1,611 1,686
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048
(j)
1,075 1,118
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048 2,000 2,137
COMM 2015-PC1 Mortgage Trust
4.29%, 07/10/2050
(j)
2,000 2,152
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 5,000 5,554
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.88%, 12/15/2039
(j),(n)
662 3
CSAIL 2018-CX11 Commercial Mortgage Trust
4.03%, 04/15/2051
(j)
1,000 1,093
DBUBS 2011-LC2 Mortgage Trust
5.53%, 07/10/2044
(i),(j)
5,000 5,198
GS Mortgage Securities Trust 2011-GC5
1.33%, 08/10/2044
(i),(j),(n)
88,975 1,761
GS Mortgage Securities Trust 2012-GCJ7
2.17%, 05/10/2045
(j),(n)
11,426 415
GS Mortgage Securities Trust 2013-GC16
1.04%, 11/10/2046
(j),(n)
20,423 770
5.31%, 11/10/2046
(j)
800 874
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046
(j)
$ 555 $ 570
GS Mortgage Securities Trust 2014-GC26
1.00%, 11/10/2047
(j),(n)
45,259 1,859
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,482 1,562
GS Mortgage Securities Trust 2015-GS1
3.73%, 11/10/2048 3,000 3,203
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043
(i)
2,585 2,614
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.37%, 08/15/2046
(i),(j)
800 834
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.51%, 12/15/2047
(j),(n)
12,413 490
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
0.94%, 12/15/2046
(j),(n)
8,780 297
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4
3.65%, 12/15/2049
(j)
1,600 1,711
JPMBB Commercial Mortgage Securities Trust
2013-C15
1.07%, 11/15/2045
(j),(n)
23,275 883
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.81%, 02/15/2047
(j)
1,000 1,077
4.81%, 02/15/2047
(j)
2,700 2,862
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.80%, 04/15/2047
(j),(n)
24,203 564
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.95%, 11/15/2047
(j),(n)
7,937 262
3.91%, 11/15/2047
(i),(j)
1,000 936
4.41%, 11/15/2047
(j)
4,350 4,531
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.99%, 10/15/2048 7,000 7,296
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.93%, 08/15/2048
(j),(n)
40,991 1,666
JPMCC Commercial Mortgage Securities Trust
2017-JP7
3.66%, 09/15/2050
(j)
2,500 2,545
JPMCC Commercial Mortgage Securities Trust
2019-COR4
4.03%, 03/10/2052 4,500 4,940
LB-UBS Commercial Mortgage Trust 2005-C3
0.77%, 07/15/2040
(i),(j),(n)
1,894 2
LB-UBS Commercial Mortgage Trust 2007-C1
0.21%, 02/15/2040
(j),(n)
268 —
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/2040
(j)
13 13
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.31%, 08/15/2046
(j),(n)
19,307 189
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9
3.46%, 05/15/2046 1,781 1,832
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15
0.97%, 04/15/2047
(j),(n)
44,271 1,637
4.05%, 04/15/2047 3,000 3,198

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.01%, 06/15/2047
(j),(n)
$ 21,005 $ 765
4.77%, 06/15/2047
(j)
4,250 4,287
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18
4.45%, 10/15/2047
(j)
3,864 4,107
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
3.61%, 02/15/2048 2,000 2,091
4.16%, 02/15/2048 1,975 2,071
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.89%, 10/15/2048
(j)
3,000 3,163
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30
3.18%, 09/15/2049 1,571 1,584
Morgan Stanley Capital I 2017-HR2
3.59%, 12/15/2050 1,000 1,062
Morgan Stanley Capital I Trust 2016-UBS9
3.59%, 03/15/2049 1,500 1,586
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.07%, 10/15/2030
(i),(j),(n)
22,024 614
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 486 497
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 1,210 1,234
5.03%, 08/10/2049
(i),(j)
1,500 1,566
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.63%, 12/10/2045
(i),(j),(n)
19,741 842
3.32%, 12/10/2045
(i)
2,300 2,345
UBS-Barclays Commercial Mortgage Trust
2013-C5
4.08%, 03/10/2046
(i),(j)
1,090 1,040
Wells Fargo Commercial Mortgage Trust
2015-NXS1
3.66%, 05/15/2048
(j)
2,665 2,738
Wells Fargo Commercial Mortgage Trust
2015-NXS3
4.49%, 09/15/2057
(j)
1,400 1,503
Wells Fargo Commercial Mortgage Trust
2016-C36
3.07%, 11/15/2059 750 770
Wells Fargo Commercial Mortgage Trust
2017-C38
3.45%, 07/15/2050 3,000 3,160
Wells Fargo Commercial Mortgage Trust
2018-C44
4.21%, 05/15/2051 2,500 2,774
WFRBS Commercial Mortgage Trust 2013-C12
1.24%, 03/15/2048
(i),(j),(n)
42,045 1,473
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057
(j)
5,000 5,302
4.37%, 09/15/2057
(j)
2,000 2,117
WFRBS Commercial Mortgage Trust 2014-C23
0.59%, 10/15/2057
(j),(n)
50,369 1,228
$ 171,441
Commercial Services - 0.32%
Ahern Rentals Inc
7.38%, 05/15/2023
(i)
1,360 1,176
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.50%, 04/01/2023 19 19
China Merchants Finance Co Ltd
4.75%, 08/03/2025 290 313
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
DP World PLC
6.85%, 07/02/2037 $ 540 $ 686
Garda World Security Corp
7.25%, 11/15/2021
(i)
220 221
8.75%, 05/15/2025
(i)
945 966
Hertz Corp/The
7.63%, 06/01/2022
(i)
70 73
Jaguar Holding Co II / Pharmaceutical Product
Development LLC
6.38%, 08/01/2023
(i)
65 67
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(i)
155 155
Prime Security Services Borrower LLC / Prime
Finance Inc
9.25%, 05/15/2023
(i)
34 36
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(i)
780 838
8.25%, 11/15/2026
(i)
805 891
Service Corp International/US
5.38%, 05/15/2024 205 210
8.00%, 11/15/2021 225 247
Tms International Holding Corp
7.25%, 08/15/2025
(i)
1,750 1,680
United Rentals North America Inc
4.63%, 10/15/2025 910 924
4.88%, 01/15/2028 310 316
5.88%, 09/15/2026 700 745
6.50%, 12/15/2026 340 370
$ 9,933
Computers - 0.97%
Apple Inc
0.88%, 05/24/2025 EUR 420 494
2.75%, 01/13/2025 $ 2,275 2,321
2.85%, 05/11/2024 5,745 5,896
3.00%, 02/09/2024 2,800 2,889
3.05%, 07/31/2029 GBP 125 177
3.35%, 02/09/2027 $ 4,090 4,304
4.25%, 02/09/2047 65 74
4.65%, 02/23/2046 1,390 1,663
Dell Inc
4.63%, 04/01/2021
(e)
1,260 1,295
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(i)
350 361
4.90%, 10/01/2026
(i)
4,600 4,813
5.88%, 06/15/2021
(i)
365 371
7.13%, 06/15/2024
(i)
3,664 3,875
8.35%, 07/15/2046
(i)
1,365 1,740
Western Digital Corp
4.75%, 02/15/2026
(e)
100 99
$ 30,372
Consumer Products - 0.02%
Prestige Brands Inc
5.38%, 12/15/2021
(i)
415 417
Spectrum Brands Inc
5.75%, 07/15/2025 170 176
6.63%, 11/15/2022 187 191
$ 784
Cosmetics & Personal Care - 0.00%
Avon International Operations Inc
7.88%, 08/15/2022
(i)
80 83
Credit Card Asset Backed Securities - 0.29%
First National Master Note Trust 2018-1
2.78%, 10/15/2024 9,000 8,995
1.00 x 1 Month USD LIBOR + 0.46%
Distribution & Wholesale - 0.07%
American Builders & Contractors Supply Co Inc
5.75%, 12/15/2023
(i)
885 916
5.88%, 05/15/2026
(i)
785 833

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
Anixter Inc
5.13%, 10/01/2021 $ 220 $ 229
H&E Equipment Services Inc
5.63%, 09/01/2025 130 133
$ 2,111
Diversified Financial Services - 1.49%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.63%, 10/30/2020 265 271
Aircastle Ltd
5.13%, 03/15/2021 220 228
Allied Universal Holdco LLC / Allied Universal
Finance Corp
9.75%, 07/15/2027
(i)
115 120
Ally Financial Inc
4.25%, 04/15/2021 305 310
5.75%, 11/20/2025 50 56
8.00%, 11/01/2031 220 294
Avation Capital SA
6.50%, 05/15/2021
(i)
200 205
Avolon Holdings Funding Ltd
5.50%, 01/15/2023
(i)
1,835 1,962
Blackstone Holdings Finance Co LLC
2.00%, 05/19/2025 EUR 250 303
Brookfield Finance Inc
3.90%, 01/25/2028 $ 2,895 2,969
4.00%, 04/01/2024 8,468 8,918
4.70%, 09/20/2047 1,675 1,767
4.85%, 03/29/2029 1,110 1,220
Credit Acceptance Corp
6.13%, 02/15/2021 950 952
6.63%, 03/15/2026
(i)
2,430 2,621
7.38%, 03/15/2023 1,505 1,565
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/2023 250 262
E*TRADE Financial Corp
5.30%, 12/31/2049
(h),(l)
1,010 990
3 Month USD LIBOR + 3.16%
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 200 199
4.42%, 11/15/2035 2,045 2,068
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(i),(j),(k)
1,700 1,693
ILFC E-Capital Trust II
4.34%, 12/21/2065
(i),(j)
155 111
Nasdaq Inc
1.75%, 03/28/2029 EUR 600 727
Navient Corp
6.13%, 03/25/2024 $ 1,395 1,467
6.63%, 07/26/2021 1,225 1,300
6.75%, 06/15/2026
(e)
1,485 1,546
Nuveen Finance LLC
4.13%, 11/01/2024
(i)
7,085 7,585
Nuveen LLC
4.00%, 11/01/2028
(i)
1,290 1,418
Quicken Loans Inc
5.75%, 05/01/2025
(i)
120 124
Springleaf Finance Corp
5.63%, 03/15/2023 770 824
6.63%, 01/15/2028 630 682
6.88%, 03/15/2025 1,740 1,946
8.25%, 12/15/2020 145 155
$ 46,858
Electric - 3.02%
Abu Dhabi National Energy Co PJSC
4.38%, 06/22/2026
(i)
675 722
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Alabama Power Co
3.85%, 12/01/2042 $ 30 $ 31
Calpine Corp
5.75%, 01/15/2025 95 95
CMS Energy Corp
3.00%, 05/15/2026 1,725 1,740
4.70%, 03/31/2043 910 1,020
4.88%, 03/01/2044 1,835 2,144
Commonwealth Edison Co
3.80%, 10/01/2042 905 952
4.00%, 03/01/2049 2,155 2,384
Consolidated Edison Co of New York Inc
4.63%, 12/01/2054 1,940 2,243
4.65%, 12/01/2048 120 141
Dominion Energy Inc
2.58%, 07/01/2020 10,740 10,741
3.90%, 10/01/2025 1,670 1,775
4.25%, 06/01/2028 3,490 3,810
DTE Electric Co
3.95%, 03/01/2049 830 918
DTE Energy Co
3.40%, 06/15/2029 4,615 4,720
6.38%, 04/15/2033 921 1,198
Duke Energy Florida LLC
3.80%, 07/15/2028 3,230 3,507
Duke Energy Ohio Inc
3.65%, 02/01/2029 255 274
Electricite de France SA
2.35%, 10/13/2020
(i)
155 155
5.63%, 12/31/2049
(h),(i),(l)
2,940 3,043
USD Swap Semi-Annual 10 Year + 3.04%
6.00%, 12/29/2049
(h),(l)
GBP 100 133
GBP Swap SA (VS 6 Month) 13 Year +
3.96%
Elwood Energy LLC
8.16%, 07/05/2026 $ 489 533
Enel Chile SA
4.88%, 06/12/2028 960 1,051
Exelon Corp
3.50%, 06/01/2022 2,865 2,933
5.10%, 06/15/2045 60 72
Fortis Inc/Canada
2.10%, 10/04/2021 100 99
3.06%, 10/04/2026 1,124 1,126
Georgia Power Co
4.30%, 03/15/2043 1,080 1,152
Indiantown Cogeneration LP
9.77%, 12/15/2020 189 196
Louisville Gas & Electric Co
4.25%, 04/01/2049 855 975
MidAmerican Energy Co
4.25%, 07/15/2049 550 638
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(i),(m)
1,700 1,716
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 145 146
4.75%, 04/30/2043
(l)
855 855
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
3.50%, 04/01/2029 3,200 3,349
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(i)
1,225 1,242
NRG Energy Inc
5.25%, 06/15/2029
(i)
575 607
6.63%, 01/15/2027 260 277
7.25%, 05/15/2026 2,365 2,553
NSTAR Electric Co
3.25%, 05/15/2029 3,640 3,800

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oncor Electric Delivery Co LLC
5.25%, 09/30/2040 $ 40 $ 50
PacifiCorp
3.85%, 06/15/2021 50 51
Pampa Energia SA
7.38%, 07/21/2023 250 248
Perusahaan Listrik Negara PT
3.88%, 07/17/2029
(e),(i)
1,450 1,485
PPL Electric Utilities Corp
3.95%, 06/01/2047 40 44
4.75%, 07/15/2043 1,375 1,631
PPL WEM Ltd / Western Power Distribution Ltd
5.38%, 05/01/2021
(i)
5,425 5,610
Public Service Co of Colorado
4.05%, 09/15/2049 1,305 1,456
Public Service Electric & Gas Co
3.65%, 09/01/2042 20 21
Public Service Enterprise Group Inc
2.88%, 06/15/2024 2,240 2,266
Southern California Edison Co
4.13%, 03/01/2048 895 931
4.20%, 03/01/2029 3,000 3,272
4.88%, 03/01/2049 2,175 2,533
Southern Co/The
2.95%, 07/01/2023 1,010 1,031
5.50%, 03/15/2057
(l)
730 756
3 Month USD LIBOR + 3.63%
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 1,600 1,663
Tucson Electric Power Co
4.85%, 12/01/2048 710 845
Virginia Electric & Power Co
3.80%, 04/01/2028 1,875 2,025
4.45%, 02/15/2044 60 69
4.60%, 12/01/2048 1,020 1,212
4.65%, 08/15/2043 70 82
Vistra Energy Corp
8.13%, 01/30/2026
(i)
200 215
Vistra Operations Co LLC
5.00%, 07/31/2027
(i)
445 456
5.50%, 09/01/2026
(i)
865 906
5.63%, 02/15/2027
(i)
760 802
Western Power Distribution West Midlands PLC
5.75%, 04/16/2032 GBP 100 170
$ 94,896
Electrical Components & Equipment - 0.03%
Energizer Holdings Inc
5.50%, 06/15/2025
(i)
$ 580 589
6.38%, 07/15/2026
(i)
334 348
$ 937
Electronics - 0.11%
ADT Security Corp/The
6.25%, 10/15/2021 615 653
Honeywell International Inc
2.70%, 08/15/2029
(m)
2,145 2,153
Ingram Micro Inc
5.45%, 12/15/2024 200 206
Sensata Technologies BV
5.00%, 10/01/2025
(i)
145 153
Tech Data Corp
3.70%, 02/15/2022 80 81
Tyco Electronics Group SA
7.13%, 10/01/2037 105 144
$ 3,390
Energy - Alternate Sources - 0.01%
Rio Energy SA / UGEN SA / UENSA SA
6.88%, 02/01/2025 175 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources (continued)
TerraForm Power Operating LLC
5.00%, 01/31/2028
(i)
$ 125 $ 126
$ 257
Engineering & Construction - 0.04%
Delhi International Airport Ltd
6.13%, 10/31/2026 200 212
MasTec Inc
4.88%, 03/15/2023 630 639
Zhaohai Investment BVI Ltd
4.00%, 07/23/2020 415 408
$ 1,259
Entertainment - 0.27%
AMC Entertainment Holdings Inc
5.75%, 06/15/2025 50 47
Boyne USA Inc
7.25%, 05/01/2025
(i)
2,105 2,294
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(i)
1,785 1,781
CCM Merger Inc
6.00%, 03/15/2022
(i)
795 815
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 40 42
Cinemark USA Inc
4.88%, 06/01/2023 50 51
Eldorado Resorts Inc
6.00%, 04/01/2025 10 11
6.00%, 09/15/2026 890 961
7.00%, 08/01/2023 690 721
Enterprise Development Authority/The
12.00%, 07/15/2024
(i)
1,130 1,257
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(i)
100 104
Scientific Games International Inc
8.25%, 03/15/2026
(i)
100 107
10.00%, 12/01/2022 161 168
Six Flags Entertainment Corp
4.88%, 07/31/2024
(i)
90 92
$ 8,451
Environmental Control - 0.35%
Covanta Holding Corp
6.00%, 01/01/2027 125 129
GFL Environmental Inc
7.00%, 06/01/2026
(i)
125 129
Republic Services Inc
2.50%, 08/15/2024
(m)
1,440 1,438
Stericycle Inc
5.38%, 07/15/2024
(i)
1,080 1,128
Waste Connections Inc
4.25%, 12/01/2028 3,280 3,614
Waste Management Inc
3.20%, 06/15/2026 4,510 4,690
$ 11,128
Food - 0.93%
Albertsons Cos LLC / Safeway Inc / New
Albertsons LP / Albertson's LLC
7.50%, 03/15/2026
(i)
1,210 1,333
Cencosud SA
4.38%, 07/17/2027
(i)
345 345
General Mills Inc
1.00%, 04/27/2023 EUR 500 576
4.55%, 04/17/2038 $ 1,275 1,389
Gruma SAB de CV
4.88%, 12/01/2024
(i)
1,175 1,253
Ingles Markets Inc
5.75%, 06/15/2023 1,265 1,290
JBS Investments GmbH
7.25%, 04/03/2024
(i)
615 638

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(i)
$ 1,290 $ 1,332
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(i)
1,160 1,246
Kraft Heinz Foods Co
2.80%, 07/02/2020 270 270
5.00%, 07/15/2035 1,470 1,561
Lamb Weston Holdings Inc
4.88%, 11/01/2026
(i)
80 83
McCormick & Co Inc/MD
3.15%, 08/15/2024 3,580 3,663
Nestle Holdings Inc
3.35%, 09/24/2023
(i)
3,215 3,337
3.50%, 09/24/2025
(i)
2,775 2,938
New Albertsons LP
7.45%, 08/01/2029
(e)
50 50
Post Holdings Inc
5.00%, 08/15/2026
(i)
2,275 2,323
5.75%, 03/01/2027
(i)
15 15
Tesco Corporate Treasury Services PLC
2.50%, 07/01/2024 EUR 400 483
2.50%, 05/02/2025 GBP 100 125
TreeHouse Foods Inc
4.88%, 03/15/2022 $ 340 341
Want Want China Finance Ltd
2.88%, 04/27/2022 1,700 1,703
Wm Wrigley Jr Co
3.38%, 10/21/2020
(i)
2,745 2,776
$ 29,070
Forest Products & Paper - 0.11%
Domtar Corp
6.25%, 09/01/2042 1,550 1,652
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 80 86
International Paper Co
4.35%, 08/15/2048 830 822
Suzano Austria GmbH
6.00%, 01/15/2029
(i)
875 966
$ 3,526
Gas - 0.35%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 95 100
Boston Gas Co
3.15%, 08/01/2027
(i)
125 128
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020 3,640 3,657
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 2,915 3,059
Southern Co Gas Capital Corp
4.40%, 05/30/2047 2,245 2,401
Talent Yield Investments Ltd
4.50%, 04/25/2022
(i)
1,500 1,554
$ 10,899
Healthcare - Products - 0.81%
Abbott Laboratories
2.90%, 11/30/2021 1,745 1,767
3.75%, 11/30/2026 1,840 1,985
4.75%, 11/30/2036 215 258
4.90%, 11/30/2046 3,560 4,428
Avantor Inc
9.00%, 10/01/2025
(i)
40 44
Becton Dickinson and Co
1.40%, 05/24/2023 EUR 600 694
3.02%, 05/24/2025 GBP 200 258
3.36%, 06/06/2024 $ 2,065 2,134
3.50%, 06/06/2022 2,235 2,253
3 Month USD LIBOR + 1.03%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Becton Dickinson and Co   (continued)
3.70%, 06/06/2027 $ 2,129 $ 2,229
4.69%, 12/15/2044 1,333 1,471
Boston Scientific Corp
4.00%, 03/01/2029 2,610 2,835
4.70%, 03/01/2049 2,095 2,442
Kinetic Concepts Inc / KCI USA Inc
7.88%, 02/15/2021
(i)
954 975
Medtronic Global Holdings SCA
1.00%, 07/02/2031 EUR 200 231
1.13%, 03/07/2027 240 283
Medtronic Inc
3.50%, 03/15/2025 $ 107 113
4.38%, 03/15/2035 709 827
4.63%, 03/15/2045 152 189
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
6.63%, 05/15/2022
(i)
60 59
$ 25,475
Healthcare - Services - 0.83%
Acadia Healthcare Co Inc
5.63%, 02/15/2023 115 116
AHP Health Partners Inc
9.75%, 07/15/2026
(i)
1,675 1,805
Centene Corp
4.75%, 05/15/2022 2,620 2,651
5.38%, 06/01/2026
(i)
2,025 2,139
5.63%, 02/15/2021 450 456
6.13%, 02/15/2024 655 686
DaVita Inc
5.13%, 07/15/2024 165 165
HCA Healthcare Inc
6.25%, 02/15/2021 2,470 2,588
HCA Inc
4.50%, 02/15/2027 160 170
4.75%, 05/01/2023 1,730 1,846
5.00%, 03/15/2024 70 76
5.25%, 04/15/2025 115 127
5.25%, 06/15/2026 350 388
5.50%, 06/15/2047 490 530
5.88%, 02/01/2029 3,020 3,371
Magellan Health Inc
4.90%, 09/22/2024 190 190
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(i)
635 616
Tenet Healthcare Corp
4.63%, 07/15/2024 1,125 1,144
6.00%, 10/01/2020 745 766
8.13%, 04/01/2022 175 187
UnitedHealth Group Inc
3.50%, 08/15/2039 1,445 1,455
3.70%, 08/15/2049 1,210 1,224
3.88%, 12/15/2028 270 294
WellCare Health Plans Inc
5.25%, 04/01/2025 3,015 3,129
$ 26,119
Home Builders - 0.28%
Beazer Homes USA Inc
8.75%, 03/15/2022 65 67
Century Communities Inc
5.88%, 07/15/2025 1,720 1,729
6.75%, 06/01/2027
(i)
40 41
Forestar Group Inc
8.00%, 04/15/2024
(i)
1,955 2,082
KB Home
7.00%, 12/15/2021 300 322
7.63%, 05/15/2023 365 407

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Lennar Corp
4.50%, 04/30/2024 $ 61 $ 64
4.75%, 11/15/2022 50 52
4.88%, 12/15/2023 1,250 1,316
8.38%, 01/15/2021 65 70
LGI Homes Inc
6.88%, 07/15/2026
(i)
725 738
PulteGroup Inc
5.50%, 03/01/2026 90 97
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(i),(m)
435 451
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(i)
790 823
Toll Brothers Finance Corp
4.88%, 03/15/2027 60 63
TRI Pointe Group Inc
4.88%, 07/01/2021 315 321
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 65 68
Williams Scotsman International Inc
7.88%, 12/15/2022
(i)
85 89
$ 8,800
Home Equity Asset Backed Securities - 0.02%
First NLC Trust 2005-1
1.85%, 05/25/2035 230 217
1.00 x 1 Month USD LIBOR + 0.50%
JP Morgan Mortgage Acquisition Trust
2006-CW2
2.42%, 08/25/2036 106 106
1.00 x 1 Month USD LIBOR + 0.15%
Saxon Asset Securities Trust 2004-1
3.16%, 03/25/2035 273 152
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
3.03%, 02/25/2035 303 301
1.00 x 1 Month USD LIBOR + 0.77%
$ 776
Insurance - 1.96%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(i)
580 532
10.13%, 08/01/2026
(i),(m)
100 103
Aegon NV
4.00%, 04/25/2044
(l)
EUR 250 308
3 Month Euro Interbank Offered Rate +
3.35%
AIA Group Ltd
3.20%, 03/11/2025
(i)
$ 2,655 2,703
3.60%, 04/09/2029
(i)
2,015 2,108
3.90%, 04/06/2028
(i)
2,085 2,221
Allianz SE
2.24%, 07/07/2045
(l)
EUR 500 599
3 Month Euro Interbank Offered Rate +
2.65%
American International Group Inc
3.30%, 03/01/2021 $ 2,140 2,168
3.90%, 04/01/2026 5,115 5,396
4.50%, 07/16/2044 2,808 3,003
Arch Capital Finance LLC
4.01%, 12/15/2026 2,845 3,058
5.03%, 12/15/2046 2,980 3,558
Catlin Insurance Co Ltd
5.28%, 07/29/2049
(h),(i)
2,105 2,105
3 Month USD LIBOR + 2.98%
Chubb INA Holdings Inc
1.55%, 03/15/2028 EUR 650 788
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
CNO Financial Group Inc
5.25%, 05/30/2029 $ 715 $ 772
Genworth Holdings Inc
7.63%, 09/24/2021 305 316
Manulife Financial Corp
3.05%, 08/20/2029
(l)
CAD 325 252
Canada Bankers Acceptances 3 Month +
1.05%
Markel Corp
3.50%, 11/01/2027 $ 1,600 1,602
4.30%, 11/01/2047 1,265 1,267
5.00%, 04/05/2046 935 1,040
5.00%, 05/20/2049 70 78
PartnerRe Finance B LLC
3.70%, 07/02/2029 2,910 2,978
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(i),(l)
3,200 3,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(l)
4,235 4,467
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(h),(l)
250 266
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
XLIT Ltd
4.45%, 03/31/2025 9,490 10,216
4.76%, 12/31/2049
(h)
1,230 1,231
3 Month USD LIBOR + 2.46%
5.50%, 03/31/2045 4,020 4,848
$ 61,443
Internet - 0.23%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 475 484
3.60%, 11/28/2024 250 260
Baidu Inc
4.38%, 05/14/2024 375 398
Match Group Inc
5.00%, 12/15/2027
(i)
60 63
Netflix Inc
5.38%, 02/01/2021 1,485 1,533
5.88%, 11/15/2028 135 148
Symantec Corp
3.95%, 06/15/2022 675 681
5.00%, 04/15/2025
(i)
55 56
Tencent Holdings Ltd
3.58%, 04/11/2026
(i)
320 331
3.80%, 02/11/2025
(i)
1,200 1,254
3.98%, 04/11/2029
(i)
600 633
Zayo Group LLC / Zayo Capital Inc
5.75%, 01/15/2027
(i)
65 66
6.00%, 04/01/2023 1,200 1,233
$ 7,140
Investment Companies - 0.11%
Bright Galaxy International Ltd
3.38%, 11/03/2021 420 415
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
6.25%, 02/01/2022 1,465 1,505
6.25%, 05/15/2026
(i)
700 723
6.38%, 12/15/2025 900 940
$ 3,583
Iron & Steel - 0.15%
AK Steel Corp
6.38%, 10/15/2025 800 680
7.50%, 07/15/2023 475 485
7.63%, 10/01/2021 915 909

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Allegheny Technologies Inc
7.88%, 08/15/2023 $ 65 $ 70
ArcelorMittal
5.50%, 03/01/2021 220 229
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(i)
85 88
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025
(i)
95 101
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(i)
35 36
CSN Resources SA
7.63%, 04/17/2026 350 373
Evraz PLC
5.25%, 04/02/2024
(i)
650 686
Metinvest BV
7.75%, 04/23/2023 200 209
United States Steel Corp
6.25%, 03/15/2026 75 69
Vale Overseas Ltd
6.88%, 11/21/2036 594 719
$ 4,654
Leisure Products & Services - 0.04%
NCL Corp Ltd
4.75%, 12/15/2021
(i)
213 216
Silversea Cruise Finance Ltd
7.25%, 02/01/2025
(i)
1,090 1,165
$ 1,381
Lodging - 0.14%
Boyd Gaming Corp
6.38%, 04/01/2026 60 63
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
(i)
625 639
Melco Resorts Finance Ltd
5.63%, 07/17/2027
(i)
475 490
MGM Resorts International
6.00%, 03/15/2023 600 651
6.63%, 12/15/2021 150 163
Sands China Ltd
5.40%, 08/08/2028 375 420
Wyndham Destinations Inc
5.75%, 04/01/2027 100 106
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(i)
1,400 1,435
5.50%, 03/01/2025
(i)
490 514
$ 4,481
Machinery - Diversified - 0.19%
Cloud Crane LLC
10.13%, 08/01/2024
(i)
2,535 2,713
CNH Industrial Capital LLC
4.88%, 04/01/2021 330 341
John Deere Capital Corp
2.80%, 07/18/2029 2,800 2,818
$ 5,872
Media - 2.44%
Altice Financing SA
6.63%, 02/15/2023
(i)
1,400 1,444
7.50%, 05/15/2026
(i)
250 262
Altice Finco SA
8.13%, 01/15/2024
(i)
1,300 1,342
Altice Luxembourg SA
7.75%, 05/15/2022
(i)
1,164 1,189
10.50%, 05/15/2027
(i)
265 281
AMC Networks Inc
4.75%, 12/15/2022 310 312
5.00%, 04/01/2024 95 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Cablevision Systems Corp
5.88%, 09/15/2022 $ 130 $ 138
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 02/15/2023 2,190 2,223
5.13%, 05/01/2023
(i)
4,395 4,500
5.13%, 05/01/2027
(i)
270 278
5.25%, 09/30/2022 490 495
5.38%, 06/01/2029
(i)
1,640 1,699
5.50%, 05/01/2026
(i)
5 5
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.58%, 07/23/2020 3,445 3,471
5.75%, 04/01/2048 1,475 1,619
6.48%, 10/23/2045 950 1,122
Clear Channel Worldwide Holdings Inc
6.50%, 11/15/2022 75 77
Comcast Corp
3.38%, 02/15/2025 2,975 3,101
3.95%, 10/15/2025 2,230 2,400
4.15%, 10/15/2028 3,570 3,934
4.20%, 08/15/2034 1,900 2,115
4.60%, 10/15/2038 3,065 3,551
4.60%, 08/15/2045 1,630 1,862
4.70%, 10/15/2048 1,200 1,409
5.50%, 11/23/2029 GBP 125 207
CSC Holdings LLC
5.50%, 04/15/2027
(i)
$ 400 419
5.75%, 01/15/2030
(i)
575 584
6.50%, 02/01/2029
(i)
1,206 1,330
6.63%, 10/15/2025
(i)
445 473
6.75%, 11/15/2021 300 321
7.50%, 04/01/2028
(i)
200 220
7.75%, 07/15/2025
(i)
325 349
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(i),(m)
710 722
6.63%, 08/15/2027
(i),(m)
1,215 1,242
Discovery Communications LLC
1.90%, 03/19/2027 EUR 500 592
3.10%, 09/20/2019 $ 125 125
3 Month USD LIBOR + 0.71%
5.30%, 05/15/2049 535 578
DISH DBS Corp
5.13%, 05/01/2020 795 804
5.88%, 07/15/2022 530 536
5.88%, 11/15/2024 1,055 981
7.75%, 07/01/2026 1,125 1,102
Fox Corp
5.48%, 01/25/2039
(i)
90 107
5.58%, 01/25/2049
(i)
95 116
Grupo Televisa SAB
5.25%, 05/24/2049 375 391
6.63%, 01/15/2040 80 96
Meredith Corp
6.88%, 02/01/2026 2,925 3,100
NBCUniversal Media LLC
5.15%, 04/30/2020 4,935 5,034
Nexstar Broadcasting Inc
5.63%, 08/01/2024
(i)
55 57
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(i)
760 750
6.88%, 02/15/2023
(i)
265 269
Sinclair Television Group Inc
5.38%, 04/01/2021 130 130
Sirius XM Radio Inc
4.63%, 07/15/2024
(i)
400 412
TEGNA Inc
6.38%, 10/15/2023 140 144

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable LLC
5.88%, 11/15/2040 $ 1,780 $ 1,960
Univision Communications Inc
5.13%, 02/15/2025
(i)
100 97
UPC Holding BV
5.50%, 01/15/2028
(i)
2,655 2,708
Viacom Inc
4.25%, 09/01/2023 1,310 1,380
4.38%, 03/15/2043 4,010 3,992
Virgin Media Finance PLC
5.75%, 01/15/2025
(i)
723 752
Virgin Media Secured Finance PLC
5.25%, 01/15/2026
(i)
380 389
Walt Disney Co/The
3.00%, 09/15/2022
(i)
120 123
4.75%, 09/15/2044
(i)
15 18
5.40%, 10/01/2043
(i)
1,555 2,051
6.20%, 12/15/2034
(i)
215 294
6.40%, 12/15/2035
(i)
190 264
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
1,480 1,501
Ziggo BV
5.50%, 01/15/2027
(i)
950 973
$ 76,619
Metal Fabrication & Hardware - 0.02%
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(i)
220 211
Park-Ohio Industries Inc
6.63%, 04/15/2027 480 476
$ 687
Mining - 0.63%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/2022 365 383
BHP Billiton Finance USA Ltd
6.75%, 10/19/2075
(i),(l)
1,835 2,133
USD Swap Semi-Annual 5 Year + 5.09%
Corp Nacional del Cobre de Chile
5.63%, 09/21/2035
(i)
100 124
First Quantum Minerals Ltd
7.00%, 02/15/2021
(i)
82 83
7.50%, 04/01/2025
(i)
1,290 1,263
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(i)
1,275 1,301
5.13%, 05/15/2024
(i)
80 83
Freeport-McMoRan Inc
3.88%, 03/15/2023 280 281
Glencore Finance Europe Ltd
1.88%, 09/13/2023 EUR 170 199
Glencore Funding LLC
3.00%, 10/27/2022
(i)
$ 25 25
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(i)
500 546
Hudbay Minerals Inc
7.25%, 01/15/2023
(i)
300 309
7.63%, 01/15/2025
(i)
1,160 1,202
IAMGOLD Corp
7.00%, 04/15/2025
(i)
1,225 1,286
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(i)
300 361
Newmont Goldcorp Corp
5.13%, 10/01/2019 1,800 1,808
Novelis Corp
5.88%, 09/30/2026
(i)
90 93
Southern Copper Corp
6.75%, 04/16/2040 395 506
Taseko Mines Ltd
8.75%, 06/15/2022
(i)
1,140 1,099
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Teck Resources Ltd
3.75%, 02/01/2023 $ 635 $ 644
5.40%, 02/01/2043 930 965
6.13%, 10/01/2035 1,930 2,209
6.25%, 07/15/2041 2,100 2,374
Vedanta Resources Ltd
6.38%, 07/30/2022
(i)
400 399
Volcan Cia Minera SAA
5.38%, 02/02/2022 240 249
$ 19,925
Miscellaneous Manufacturers - 0.40%
General Electric Co
4.50%, 03/11/2044 635 647
5.30%, 02/11/2021 644 668
5.55%, 01/05/2026 2,285 2,563
6.88%, 01/10/2039 400 519
Ingersoll-Rand Luxembourg Finance SA
3.80%, 03/21/2029 2,160 2,290
LSB Industries Inc
9.63%, 05/01/2023
(e),(i)
50 52
Parker-Hannifin Corp
2.70%, 06/14/2024 1,020 1,026
3.25%, 06/14/2029 2,860 2,928
4.00%, 06/14/2049 1,575 1,650
Siemens Financieringsmaatschappij NV
2.70%, 03/16/2022
(i)
250 253
$ 12,596
Mortgage Backed Securities - 4.40%
Fannie Mae Connecticut Avenue Securities
2.87%, 07/25/2030 9,924 9,924
1.00 x 1 Month USD LIBOR + 0.60%
2.92%, 08/25/2030 2,142 2,142
1.00 x 1 Month USD LIBOR + 0.65%
3.72%, 01/25/2029 1,384 1,387
1.00 x 1 Month USD LIBOR + 1.45%
Fannie Mae REMIC Trust 2005-W2
2.47%, 05/25/2035 178 178
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 92 93
3.00%, 04/25/2027
(n)
2,564 199
3.50%, 09/25/2027
(n)
4,153 364
3.50%, 11/25/2027
(n)
1,085 95
3.50%, 05/25/2028
(n)
1,462 114
3.50%, 03/25/2031
(n)
2,592 157
3.73%, 05/25/2046
(n)
9,559 1,875
(1.00) x 1 Month USD LIBOR + 6.00%
3.73%, 10/25/2046
(n)
6,755 1,485
(1.00) x 1 Month USD LIBOR + 6.00%
3.73%, 11/25/2046
(n)
7,936 1,675
(1.00) x 1 Month USD LIBOR + 6.00%
3.78%, 03/25/2047
(n)
4,937 917
(1.00) x 1 Month USD LIBOR + 6.05%
3.83%, 02/25/2043
(n)
3,967 738
(1.00) x 1 Month USD LIBOR + 6.10%
3.83%, 09/25/2046
(n)
4,901 865
(1.00) x 1 Month USD LIBOR + 6.10%
3.88%, 09/25/2047
(n)
9,206 1,869
(1.00) x 1 Month USD LIBOR + 6.15%
3.93%, 10/25/2048
(n)
7,655 1,491
(1.00) x 1 Month USD LIBOR + 6.20%
4.00%, 04/25/2043
(n)
590 74
4.23%, 12/25/2021
(n)
124 4
(1.00) x 1 Month USD LIBOR + 6.50%
4.23%, 03/25/2022
(n)
143 6
(1.00) x 1 Month USD LIBOR + 6.50%
17.34%, 08/25/2035
(n)
3 —
(10.00) x 1 Month USD LIBOR + 40.00%

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS
2.00%, 02/15/2036 $ 477 $ 470
2.77%, 05/15/2049 11,684 11,679
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(n)
1,024 19
3.00%, 05/15/2027
(n)
2,935 188
3.00%, 10/15/2027
(n)
662 54
3.00%, 02/15/2029
(n)
4,220 299
3.50%, 02/15/2028
(n)
2,515 212
3.50%, 01/15/2040
(n)
3,218 271
3.50%, 03/15/2041
(n)
4,351 459
3.67%, 04/15/2046
(n)
16,561 3,524
(1.00) x 1 Month USD LIBOR + 6.00%
3.67%, 10/15/2046
(n)
10,472 2,206
(1.00) x 1 Month USD LIBOR + 6.00%
3.72%, 02/15/2046
(n)
8,238 1,543
(1.00) x 1 Month USD LIBOR + 6.05%
4.00%, 04/15/2025
(n)
1,411 37
4.33%, 05/15/2026
(n)
1,885 162
(1.00) x 1 Month USD LIBOR + 6.65%
4.43%, 09/15/2034
(n)
259 11
(1.00) x 1 Month USD LIBOR + 6.75%
Freddie Mac Structured Agency Credit Risk Debt
Notes
2.82%, 04/25/2030 2,842 2,841
1.00 x 1 Month USD LIBOR + 0.55%
5.12%, 04/25/2028 1,577 1,602
1.00 x 1 Month USD LIBOR + 2.85%
Ginnie Mae
1.75%, 10/16/2037 130 129
2.60%, 10/20/2048 9,482 9,457
1.00 x 1 Month USD LIBOR + 0.33%
2.62%, 12/20/2048 9,794 9,772
1.00 x 1 Month USD LIBOR + 0.35%
3.32%, 08/16/2045
(n)
7,626 1,109
(1.00) x 1 Month USD LIBOR + 5.65%
3.50%, 02/20/2040
(n)
2,690 229
3.50%, 01/20/2043
(n)
4,388 885
3.77%, 07/16/2042
(n)
6,565 1,322
(1.00) x 1 Month USD LIBOR + 6.10%
3.78%, 11/20/2040
(n)
2,927 527
(1.00) x 1 Month USD LIBOR + 6.05%
3.78%, 08/20/2042
(n)
6,780 1,261
(1.00) x 1 Month USD LIBOR + 6.05%
3.78%, 05/20/2046
(n)
5,474 1,008
(1.00) x 1 Month USD LIBOR + 6.05%
3.82%, 05/16/2047
(n)
5,553 1,127
(1.00) x 1 Month USD LIBOR + 6.15%
3.83%, 11/20/2041
(n)
3,240 638
(1.00) x 1 Month USD LIBOR + 6.10%
3.83%, 02/20/2046
(n)
7,131 1,387
(1.00) x 1 Month USD LIBOR + 6.10%
3.83%, 06/20/2046
(n)
7,172 1,357
(1.00) x 1 Month USD LIBOR + 6.10%
3.83%, 06/20/2046
(n)
8,925 1,625
(1.00) x 1 Month USD LIBOR + 6.10%
3.83%, 08/20/2046
(n)
9,806 1,956
(1.00) x 1 Month USD LIBOR + 6.10%
3.83%, 09/20/2046
(n)
7,756 1,640
(1.00) x 1 Month USD LIBOR + 6.10%
3.88%, 08/20/2044
(n)
2,620 533
(1.00) x 1 Month USD LIBOR + 6.15%
3.88%, 03/20/2047
(n)
7,970 1,429
(1.00) x 1 Month USD LIBOR + 6.15%
3.88%, 04/20/2047
(n)
6,956 1,378
(1.00) x 1 Month USD LIBOR + 6.15%
3.92%, 08/16/2045
(n)
4,877 953
(1.00) x 1 Month USD LIBOR + 6.25%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
3.93%, 08/20/2042
(n)
$ 3,049 $ 506
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 11/20/2045
(n)
5,282 984
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 06/20/2047
(n)
7,796 1,546
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 07/20/2047
(n)
6,132 1,133
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 07/20/2047
(n)
7,735 1,619
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 08/20/2047
(n)
11,425 2,318
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 08/20/2047
(n)
3,284 724
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 08/20/2047
(n)
6,317 1,688
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 08/20/2047
(n)
3,990 817
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 09/20/2047
(n)
8,385 1,540
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 09/20/2047
(n)
8,719 1,783
(1.00) x 1 Month USD LIBOR + 6.20%
3.93%, 11/20/2047
(n)
7,858 1,418
(1.00) x 1 Month USD LIBOR + 6.20%
3.98%, 06/20/2044
(n)
19,586 2,516
(1.00) x 1 Month USD LIBOR + 6.25%
3.98%, 07/20/2045
(n)
5,541 1,204
(1.00) x 1 Month USD LIBOR + 6.25%
3.98%, 10/20/2047
(n)
6,054 1,261
(1.00) x 1 Month USD LIBOR + 6.25%
4.00%, 03/16/2039
(n)
2,310 237
4.00%, 09/20/2040
(n)
2,458 340
4.32%, 04/16/2042
(n)
3,314 719
(1.00) x 1 Month USD LIBOR + 6.65%
4.33%, 07/20/2042
(n)
10,952 2,510
(1.00) x 1 Month USD LIBOR + 6.60%
4.33%, 07/20/2042
(n)
7,376 1,745
(1.00) x 1 Month USD LIBOR + 6.60%
4.38%, 12/20/2040
(n)
4,531 952
(1.00) x 1 Month USD LIBOR + 6.65%
4.38%, 02/20/2042
(n)
4,203 929
(1.00) x 1 Month USD LIBOR + 6.65%
4.38%, 12/20/2042
(n)
10,655 2,523
(1.00) x 1 Month USD LIBOR + 6.65%
4.48%, 11/20/2045
(n)
6,553 1,381
(1.00) x 1 Month USD LIBOR + 6.75%
4.50%, 05/16/2043
(n)
2,041 420
4.50%, 04/16/2044
(n)
567 92
4.60%, 04/20/2041
(n)
1,525 280
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.81%, 06/25/2046
(i),(j)
5,973 5,980
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(i),(j)
5,027 5,102
Merrill Lynch Mortgage Investors Trust Series
2005-A8
2.62%, 08/25/2036 74 74
1.00 x 1 Month USD LIBOR + 0.35%
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(i),(j)
3,004 3,055
Wells Fargo Mortgage Backed Securities 2005-
AR16 Trust
5.12%, 03/25/2035
(j)
58 58
$ 138,405
Office & Business Equipment - 0.02%
Xerox Corp
3.63%, 03/15/2023 640 642

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 2.20%
Alta Mesa Holdings LP / Alta Mesa Finance
Services Corp
7.88%, 12/15/2024 $ 200 $ 70
Antero Resources Corp
5.13%, 12/01/2022 80 76
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(i)
700 560
10.00%, 04/01/2022
(i)
1,931 1,907
BP Capital Markets America Inc
3.02%, 01/16/2027 95 97
3.41%, 02/11/2026 2,275 2,381
4.23%, 11/06/2028 985 1,095
BP Capital Markets PLC
2.27%, 07/03/2026 GBP 100 129
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02/01/2025 $ 1,005 930
Callon Petroleum Co
6.38%, 07/01/2026 100 97
Canadian Natural Resources Ltd
3.85%, 06/01/2027 1,950 2,017
3.90%, 02/01/2025 585 612
Carrizo Oil & Gas Inc
6.25%, 04/15/2023
(e)
50 49
Centennial Resource Production LLC
6.88%, 04/01/2027
(i)
200 195
Chesapeake Energy Corp
7.00%, 10/01/2024 190 155
8.00%, 06/15/2027
(e)
50 40
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(f),(g)
1,385 —
Chevron Corp
1.99%, 03/03/2020 515 514
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023 1,850 1,865
CNX Resources Corp
5.88%, 04/15/2022 43 41
Comstock Resources Inc
9.75%, 08/15/2026 85 64
Concho Resources Inc
3.75%, 10/01/2027 95 98
4.38%, 01/15/2025 2,725 2,829
Continental Resources Inc/OK
3.80%, 06/01/2024 4,693 4,803
4.38%, 01/15/2028 4,150 4,291
4.50%, 04/15/2023 1,610 1,680
4.90%, 06/01/2044 1,830 1,905
5.00%, 09/15/2022 148 149
Denbury Resources Inc
7.75%, 02/15/2024
(i)
245 179
9.00%, 05/15/2021
(i)
40 38
Diamond Offshore Drilling Inc
4.88%, 11/01/2043
(e)
100 63
Ecopetrol SA
5.88%, 05/28/2045 125 140
7.38%, 09/18/2043 470 606
EP Energy LLC / Everest Acquisition Finance Inc
7.75%, 05/15/2026
(i)
2,360 2,105
9.38%, 05/01/2024
(i)
100 21
Extraction Oil & Gas Inc
7.38%, 05/15/2024
(i)
745 605
Exxon Mobil Corp
2.22%, 03/01/2021 185 185
Gazprom OAO Via Gaz Capital SA
8.63%, 04/28/2034 140 193
Gulfport Energy Corp
6.38%, 05/15/2025 2,080 1,591
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Oil Corp
6.60%, 10/01/2037 $ 3,280 $ 4,036
Marathon Petroleum Corp
4.75%, 09/15/2044 222 233
MEG Energy Corp
7.00%, 03/31/2024
(i)
75 72
Murphy Oil Corp
4.20%, 12/01/2022 105 107
Nabors Industries Inc
5.00%, 09/15/2020 67 68
5.75%, 02/01/2025 2,025 1,772
Newfield Exploration Co
5.38%, 01/01/2026 295 323
Nexen Inc
5.88%, 03/10/2035 170 211
Noble Holding International Ltd
7.88%, 02/01/2026
(i)
200 170
Oasis Petroleum Inc
6.25%, 05/01/2026
(e),(i)
420 398
6.88%, 01/15/2023 595 585
Pacific Drilling SA
8.38%, 10/01/2023
(i)
55 54
Parsley Energy LLC / Parsley Finance Corp
5.38%, 01/15/2025
(i)
80 81
Petrobras Global Finance BV
6.00%, 01/27/2028 440 480
7.38%, 01/17/2027 2,150 2,541
Petroleos Mexicanos
6.50%, 03/13/2027 1,700 1,686
6.50%, 01/23/2029 40 39
QEP Resources Inc
5.63%, 03/01/2026 90 77
Range Resources Corp
5.00%, 03/15/2023 95 84
Rowan Cos Inc
4.88%, 06/01/2022 50 46
Sanchez Energy Corp
6.13%, 01/15/2023 100 6
7.25%, 02/15/2023
(e),(i)
130 106
Saudi Arabian Oil Co
3.50%, 04/16/2029
(i)
1,875 1,918
4.25%, 04/16/2039
(i)
2,325 2,420
Shell International Finance BV
1.88%, 09/15/2025 EUR 350 437
4.00%, 05/10/2046 $ 40 44
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(i)
2,400 2,386
SM Energy Co
6.63%, 01/15/2027 435 379
Southwestern Energy Co
7.75%, 10/01/2027 1,735 1,518
Suncor Energy Inc
4.00%, 11/15/2047 1,045 1,088
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 1,960 1,994
5.50%, 02/15/2026 975 1,012
5.88%, 03/15/2028 50 52
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(i)
1,175 1,202
Total Capital International SA
2.83%, 01/10/2030 1,590 1,598
3.46%, 02/19/2029 895 955
3.46%, 07/12/2049 1,560 1,558
Transocean Inc
9.00%, 07/15/2023
(i)
155 163
Ultra Resources Inc
6.88%, 04/15/2022
(i)
820 70

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Whiting Petroleum Corp
5.75%, 03/15/2021 $ 1,115 $ 1,116
6.25%, 04/01/2023 545 533
6.63%, 01/15/2026
(e)
670 631
YPF SA
6.95%, 07/21/2027 280 253
8.50%, 03/23/2021
(e)
155 159
$ 69,036
Oil & Gas Services - 0.21%
Archrock Partners LP / Archrock Partners Finance
Corp
6.00%, 10/01/2022 985 999
6.88%, 04/01/2027
(i)
1,390 1,463
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 405 408
3.34%, 12/15/2027 890 901
4.08%, 12/15/2047 120 117
Nine Energy Service Inc
8.75%, 11/01/2023
(i)
80 78
SESI LLC
7.13%, 12/15/2021 70 51
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,130 1,175
6.88%, 09/01/2027
(i)
1,220 1,269
$ 6,461
Other Asset Backed Securities - 0.66%
Chase Funding Trust Series 2003-5
2.87%, 07/25/2033 612 600
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
2.73%, 12/25/2033 22 22
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2018-1
2.57%, 10/22/2020
(i)
6,057 6,058
1.00 x 1 Month USD LIBOR + 0.30%
DLL Securitization Trust 2017-A
1.89%, 07/15/2020
(i)
182 182
Verizon Owner Trust 2017-3
2.54%, 04/20/2022
(i)
4,720 4,723
1.00 x 1 Month USD LIBOR + 0.27%
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(i)
2,000 2,011
Volvo Financial Equipment LLC Series 2019-1
2.90%, 11/15/2021
(i)
7,000 7,024
$ 20,620
Packaging & Containers - 0.47%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(i),(m)
390 390
4.25%, 09/15/2022
(i)
955 970
4.63%, 05/15/2023
(i)
200 205
6.00%, 02/15/2025
(i)
1,325 1,368
7.25%, 05/15/2024
(i)
475 501
Ball Corp
5.25%, 07/01/2025 100 109
Berry Global Inc
5.13%, 07/15/2023 120 123
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 75 77
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 443 450
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 305 314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 $ 1,940 $ 2,279
Flex Acquisition Co Inc
6.88%, 01/15/2025
(i)
1,395 1,238
Klabin Austria GmbH
7.00%, 04/03/2049
(i)
225 242
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(i)
90 90
7.25%, 04/15/2025
(i)
2,420 2,293
Owens-Brockway Glass Container Inc
5.88%, 08/15/2023
(i)
45 48
Packaging Corp of America
4.50%, 11/01/2023 425 453
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(i)
1,885 1,918
5.75%, 10/15/2020 262 263
5.80%, 07/15/2021
(i)
225 226
3 Month USD LIBOR + 3.50%
Sealed Air Corp
4.88%, 12/01/2022
(i)
1,245 1,315
$ 14,872
Pharmaceuticals - 1.70%
AbbVie Inc
3.38%, 11/14/2021 365 372
4.88%, 11/14/2048 15 16
Bausch Health Americas Inc
8.50%, 01/31/2027
(i)
935 1,030
Bausch Health Cos Inc
5.88%, 05/15/2023
(i)
21 21
6.50%, 03/15/2022
(i)
510 529
Bayer US Finance II LLC
3.88%, 12/15/2023
(i)
2,070 2,135
Bristol-Myers Squibb Co
2.60%, 05/16/2022
(i)
1,935 1,953
2.90%, 07/26/2024
(i)
1,875 1,917
3.40%, 07/26/2029
(i)
3,855 4,029
4.13%, 06/15/2039
(i)
2,540 2,771
4.25%, 10/26/2049
(i)
5,880 6,475
Cigna Corp
3.40%, 09/17/2021
(i)
255 260
3.75%, 07/15/2023
(i)
240 249
4.13%, 11/15/2025
(i)
3,725 3,956
4.38%, 10/15/2028
(i)
1,805 1,958
4.90%, 12/15/2048
(i)
1,575 1,728
CVS Health Corp
2.75%, 12/01/2022 170 170
3.70%, 03/09/2023 4,700 4,849
4.13%, 05/15/2021 130 133
4.78%, 03/25/2038 2,065 2,190
4.88%, 07/20/2035 1,355 1,476
5.00%, 12/01/2024 4,935 5,363
5.05%, 03/25/2048 110 119
Elanco Animal Health Inc
4.90%, 08/28/2028 250 277
Eli Lilly & Co
3.88%, 03/15/2039 1,320 1,445
4.15%, 03/15/2059 65 71
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.75%, 08/01/2022
(e),(i)
95 72
Pfizer Inc
3.45%, 03/15/2029 1,740 1,843
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 330 257
4.10%, 10/01/2046 140 93

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Wyeth LLC
6.00%, 02/15/2036 $ 565 $ 747
Zoetis Inc
3.90%, 08/20/2028 3,455 3,705
4.45%, 08/20/2048 1,030 1,142
$ 53,351
Pipelines - 2.17%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(i)
1,550 1,656
Andeavor Logistics LP / Tesoro Logistics Finance
Corp
3.50%, 12/01/2022 65 66
4.25%, 12/01/2027 115 121
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
(i)
55 55
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025 90 99
Cheniere Energy Partners LP
5.25%, 10/01/2025 400 415
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(i)
1,235 1,223
DCP Midstream Operating LP
5.35%, 03/15/2020
(i)
5,400 5,482
Enbridge Inc
6.00%, 01/15/2077
(l)
2,295 2,375
3 Month USD LIBOR + 3.89%
Energy Transfer Operating LP
4.90%, 03/15/2035 1,420 1,433
5.15%, 03/15/2045 1,030 1,055
5.25%, 04/15/2029 1,255 1,402
6.25%, 04/15/2049 1,735 2,063
Enterprise Products Operating LLC
3.13%, 07/31/2029 4,045 4,068
4.20%, 01/31/2050 2,530 2,579
5.38%, 02/15/2078
(l)
2,960 2,827
3 Month USD LIBOR + 2.57%
Genesis Energy LP / Genesis Energy Finance
Corp
6.75%, 08/01/2022 115 117
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
(i)
1,820 1,892
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 1,020 1,045
Kinder Morgan Inc/DE
2.25%, 03/16/2027 EUR 275 341
5.63%, 11/15/2023
(i)
$ 2,905 3,212
MPLX LP
4.00%, 03/15/2028 140 145
4.50%, 07/15/2023 3,995 4,235
4.80%, 02/15/2029 105 115
5.20%, 03/01/2047 50 54
5.50%, 02/15/2049 1,265 1,414
NGL Energy Partners LP / NGL Energy Finance
Corp
7.50%, 04/15/2026
(i)
275 285
NuStar Logistics LP
5.63%, 04/28/2027 110 114
6.00%, 06/01/2026 1,185 1,250
6.75%, 02/01/2021 1,220 1,275
ONEOK Partners LP
3.80%, 03/15/2020 4,665 4,690
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 785 820
5.00%, 03/15/2027 2,975 3,243
5.75%, 05/15/2024 6,085 6,751
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 $ 385 $ 407
6.50%, 07/15/2027
(i)
1,531 1,667
6.88%, 01/15/2029
(i)
251 277
TransCanada PipeLines Ltd
3.30%, 07/17/2025 CAD 320 254
4.63%, 03/01/2034 $ 25 28
5.00%, 10/16/2043 70 78
Transportadora de Gas del Sur SA
6.75%, 05/02/2025 170 159
Western Midstream Operating LP
5.45%, 04/01/2044 750 688
5.50%, 08/15/2048 925 869
Williams Cos Inc/The
4.30%, 03/04/2024 1,420 1,505
5.75%, 06/24/2044 3,840 4,466
$ 68,315
Real Estate - 0.05%
Alpha Star Holding III Ltd
6.25%, 04/20/2022 200 194
China Overseas Grand Oceans Finance IV
Cayman Ltd
4.88%, 06/01/2021 400 411
Chouzhou International Investment Ltd
4.00%, 12/05/2020 410 410
Country Garden Holdings Co Ltd
8.00%, 01/27/2024 400 434
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(i)
75 77
$ 1,526
Regional Authority - 0.02%
Provincia de Buenos Aires/Government Bonds
7.88%, 06/15/2027 700 524
REITs - 1.19%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 11,095 11,427
4.70%, 07/01/2030 2,575 2,940
American Tower Corp
3.80%, 08/15/2029 1,820 1,883
Camden Property Trust
3.15%, 07/01/2029 2,835 2,904
4.10%, 10/15/2028 825 906
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 2,320 2,417
ESH Hospitality Inc
5.25%, 05/01/2025
(i)
55 57
Essex Portfolio LP
3.00%, 01/15/2030
(m)
2,410 2,386
4.00%, 03/01/2029 1,980 2,123
GLP Capital LP / GLP Financing II Inc
4.38%, 04/15/2021 325 332
HCP Inc
3.25%, 07/15/2026 1,115 1,128
3.50%, 07/15/2029 735 745
Hudson Pacific Properties LP
4.65%, 04/01/2029 2,520 2,733
Iron Mountain Inc
4.38%, 06/01/2021
(i)
85 86
5.25%, 03/15/2028
(i)
100 101
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.63%, 05/01/2024 50 53
5.75%, 02/01/2027
(i)
10 11
Mid-America Apartments LP
3.95%, 03/15/2029 2,540 2,707

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MPT Operating Partnership LP / MPT Finance
Corp
6.38%, 03/01/2024 $ 160 $ 168
PLA Administradora Industrial S de RL de CV
4.96%, 07/18/2029
(i)
1,000 993
RHP Hotel Properties LP / RHP Finance Corp
5.00%, 04/15/2021 90 90
SBA Communications Corp
4.88%, 09/01/2024 125 129
SBA Tower Trust
2.90%, 10/15/2044
(i)
135 135
Trust F/1401
5.25%, 01/30/2026 600 628
VEREIT Operating Partnership LP
4.13%, 06/01/2021 150 154
Welltower Inc
3.63%, 03/15/2024 185 192
$ 37,428
Retail - 0.24%
1011778 BC ULC / New Red Finance Inc
5.00%, 10/15/2025
(i)
1,325 1,351
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(d),(f),(g)
400 —
Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 05/01/2021
(e)
100 88
Golden Nugget Inc
6.75%, 10/15/2024
(i)
1,600 1,647
Home Depot Inc/The
4.50%, 12/06/2048 65 77
5.88%, 12/16/2036 800 1,080
IRB Holding Corp
6.75%, 02/15/2026
(i)
1,245 1,239
JC Penney Corp Inc
5.88%, 07/01/2023
(i)
40 33
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
5.25%, 06/01/2026
(i)
105 109
L Brands Inc
5.25%, 02/01/2028 60 56
5.63%, 02/15/2022 205 215
6.69%, 01/15/2027 126 125
McDonald's Corp
1.13%, 05/26/2022 EUR 500 575
2.75%, 12/09/2020 $ 110 111
4.13%, 06/11/2054 GBP 100 160
Staples Inc
10.75%, 04/15/2027
(i)
$ 300 310
Walmart Inc
2.85%, 07/08/2024 95 98
4.05%, 06/29/2048 115 132
5.25%, 09/28/2035 GBP 70 127
$ 7,533
Savings & Loans - 0.02%
Nationwide Building Society
1.50%, 03/08/2026
(l)
EUR 550 626
3 Month Euro Interbank Offered Rate +
0.93%
Semiconductors - 0.48%
Lam Research Corp
3.75%, 03/15/2026 $ 2,275 2,404
4.00%, 03/15/2029 870 939
4.88%, 03/15/2049 1,475 1,679
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(i)
3,675 3,879
4.88%, 03/01/2024
(i)
1,445 1,550
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(i)
1,760 1,863
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Xilinx Inc
2.95%, 06/01/2024 $ 2,830 $ 2,867
$ 15,181
Software - 0.67%
CDK Global Inc
4.88%, 06/01/2027 40 41
Dun & Bradstreet Corp/The
10.25%, 02/15/2027
(i)
110 118
Epicor Software Corp
9.57%, 06/30/2023
(i)
110 110
3 Month USD LIBOR + 7.25%
First Data Corp
5.00%, 01/15/2024
(i)
50 51
Fiserv Inc
1.13%, 07/01/2027 EUR 250 288
3.00%, 07/01/2031 GBP 250 323
3.50%, 07/01/2029 $ 2,685 2,747
3.80%, 10/01/2023 2,210 2,316
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(i)
45 49
Infor US Inc
6.50%, 05/15/2022 75 76
IQVIA Inc
4.88%, 05/15/2023
(i)
150 153
Microsoft Corp
2.40%, 08/08/2026 3,060 3,070
3.70%, 08/08/2046 1,875 2,032
4.45%, 11/03/2045 1,060 1,281
4.50%, 02/06/2057 1,140 1,390
MSCI Inc
5.75%, 08/15/2025
(i)
65 68
Open Text Corp
5.88%, 06/01/2026
(i)
1,025 1,094
Oracle Corp
2.50%, 10/15/2022 30 30
2.95%, 11/15/2024 2,145 2,205
3.13%, 07/10/2025 EUR 350 461
4.00%, 11/15/2047 $ 110 118
6.13%, 07/08/2039 1,985 2,722
Rackspace Hosting Inc
8.63%, 11/15/2024
(e),(i)
100 92
Solera LLC / Solera Finance Inc
10.50%, 03/01/2024
(i)
65 70
$ 20,905
Sovereign - 1.42%
Angolan Government International Bond
8.25%, 05/09/2028 260 276
Argentine Republic Government International
Bond
5.63%, 01/26/2022 3,345 2,880
Bahrain Government International Bond
6.75%, 09/20/2029 720 800
Brazilian Government International Bond
7.13%, 01/20/2037 235 301
CoBank ACB
6.25%, 12/31/2049
(h),(l)
1,270 1,365
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.88%, 04/25/2027 725 757
4.50%, 01/28/2026 390 420
Croatia Government International Bond
5.50%, 04/04/2023 370 407
6.63%, 07/14/2020 150 156
Dominican Republic International Bond
6.40%, 06/05/2049
(e),(i)
725 772
Ecuador Government International Bond
10.75%, 03/28/2022 850 940

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government International Bond
5.58%, 02/21/2023
(i)
$ 825 $ 854
7.60%, 03/01/2029
(i)
825 883
El Salvador Government International Bond
7.12%, 01/20/2050
(i),(m)
680 690
Export-Import Bank of India
3.88%, 02/01/2028 420 435
Export-Import Bank of Korea
3.15%, 01/25/2022 220 222
3 Month USD LIBOR + 0.88%
Guatemala Government Bond
5.75%, 06/06/2022 350 371
Honduras Government International Bond
6.25%, 01/19/2027 200 216
7.50%, 03/15/2024 700 772
Hungary Government International Bond
5.38%, 02/21/2023 376 412
Indonesia Government International Bond
5.38%, 10/17/2023
(i)
2,850 3,146
6.63%, 02/17/2037 330 433
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 380 398
Kazakhstan Government International Bond
5.13%, 07/21/2025 550 619
Kenya Government International Bond
6.88%, 06/24/2024 425 457
8.00%, 05/22/2032
(i)
510 541
Mexico Government International Bond
4.15%, 03/28/2027 2,565 2,671
4.75%, 03/08/2044 440 455
Morocco Government International Bond
4.25%, 12/11/2022 390 407
Nigeria Government International Bond
6.50%, 11/28/2027 375 384
7.14%, 02/23/2030 700 722
Oman Government International Bond
6.75%, 01/17/2048 200 188
Panama Government International Bond
3.88%, 03/17/2028 200 214
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 390 419
Peruvian Government International Bond
5.63%, 11/18/2050 325 450
Philippine Government International Bond
9.50%, 02/02/2030 270 434
Qatar Government International Bond
3.25%, 06/02/2026 2,100 2,177
3.88%, 04/23/2023
(i)
675 711
4.82%, 03/14/2049
(i)
700 810
Republic of Cameroon International Bond
9.50%, 11/19/2025 380 413
Republic of Poland Government International
Bond
3.25%, 04/06/2026 400 421
Republic of South Africa Government
International Bond
4.30%, 10/12/2028 875 845
Romanian Government International Bond
4.88%, 01/22/2024 250 269
5.13%, 06/15/2048 160 178
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 400 418
5.10%, 03/28/2035
(i)
3,400 3,694
Saudi Government International Bond
4.00%, 04/17/2025
(i)
3,275 3,504
4.38%, 04/16/2029
(i)
650 717
4.63%, 10/04/2047 420 450
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Senegal Government International Bond
6.25%, 05/23/2033 $ 200 $ 198
Turkey Government International Bond
5.75%, 03/22/2024 200 197
6.35%, 08/10/2024 1,900 1,915
Ukraine Government International Bond
7.38%, 09/25/2032
(i)
200 203
9.75%, 11/01/2028
(i)
575 671
Uruguay Government International Bond
5.10%, 06/18/2050 395 453
Vietnam Government International Bond
4.80%, 11/19/2024 390 425
$ 44,536
Student Loan Asset Backed Securities - 0.80%
Navient Private Education Loan Trust 2017-A
2.72%, 12/16/2058
(i)
1,715 1,716
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Loan Trust 2018-B
2.68%, 12/15/2059
(i)
2,556 2,555
1.00 x 1 Month USD LIBOR + 0.35%
Navient Student Loan Trust 2017-3
2.57%, 07/26/2066
(i)
873 873
1.00 x 1 Month USD LIBOR + 0.30%
Navient Student Loan Trust 2018-1
2.46%, 03/25/2067
(i)
126 126
1.00 x 1 Month USD LIBOR + 0.19%
Navient Student Loan Trust 2019-1
2.60%, 12/27/2067
(i)
10,299 10,298
1.00 x 1 Month USD LIBOR + 0.33%
SMB Private Education Loan Trust 2017-B
2.59%, 06/17/2024
(i)
536 536
1.00 x 1 Month USD LIBOR + 0.27%
SMB Private Education Loan Trust 2018-B
2.64%, 12/16/2024
(i)
5,545 5,545
1.00 x 1 Month USD LIBOR + 0.32%
SoFi Professional Loan Program 2017-E LLC
2.77%, 11/26/2040
(i)
1,435 1,430
1.00 x 1 Month USD LIBOR + 0.50%
Sofi Professional Loan Program 2018-A LLC
2.62%, 02/25/2042
(i)
1,908 1,903
1.00 x 1 Month USD LIBOR + 0.35%
$ 24,982
Supranational Bank - 0.02%
Africa Finance Corp
4.38%, 04/17/2026 650 676
Telecommunications - 2.52%
America Movil SAB de CV
6.38%, 03/01/2035 100 131
AT&T Inc
1.95%, 09/15/2023 EUR 250 298
2.85%, 05/25/2024 CAD 325 248
3.15%, 09/04/2036 EUR 700 936
3.60%, 07/15/2025 $ 335 348
3.88%, 01/15/2026 2,515 2,647
4.05%, 12/15/2023 3,670 3,892
4.30%, 02/15/2030 4,096 4,400
4.35%, 03/01/2029 200 216
4.75%, 05/15/2046 30 32
4.90%, 08/15/2037 4,665 5,092
5.15%, 03/15/2042 145 161
5.20%, 11/18/2033 GBP 100 157
5.38%, 10/15/2041 $ 1,065 1,198
5.45%, 03/01/2047 1,290 1,491
5.70%, 03/01/2057 2,055 2,473
6.38%, 03/01/2041 725 908
Axtel SAB de CV
6.38%, 11/14/2024 450 465

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Bell Canada Inc
4.30%, 07/29/2049 $ 1,820 $ 1,973
British Telecommunications PLC
4.50%, 12/04/2023 1,425 1,521
Cincinnati Bell Inc
7.00%, 07/15/2024
(i)
75 64
Cisco Systems Inc
5.50%, 01/15/2040 20 27
CommScope Inc
8.25%, 03/01/2027
(i)
250 246
CommScope Technologies LLC
6.00%, 06/15/2025
(i)
90 82
Embarq Corp
8.00%, 06/01/2036 750 729
Frontier Communications Corp
8.50%, 04/01/2026
(i)
1,355 1,324
11.00%, 09/15/2025 1,565 910
GTT Communications Inc
7.88%, 12/31/2024
(i)
840 653
HC2 Holdings Inc
11.50%, 12/01/2021
(i)
100 87
Hughes Satellite Systems Corp
6.63%, 08/01/2026 95 103
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 1,080 995
8.00%, 02/15/2024
(i)
1,185 1,231
8.50%, 10/15/2024
(i)
115 115
Level 3 Financing Inc
5.13%, 05/01/2023 305 307
5.38%, 01/15/2024 25 25
5.38%, 05/01/2025 90 93
Level 3 Parent LLC
5.75%, 12/01/2022 20 20
Millicom International Cellular SA
6.25%, 03/25/2029
(i)
1,000 1,079
Nokia Oyj
6.63%, 05/15/2039 70 78
Orange SA
5.75%, 12/31/2049
(h),(l)
GBP 125 169
GBP Swap SA (VS 6 Month) 5 Year +
3.35%
Rogers Communications Inc
4.35%, 05/01/2049 $ 2,650 2,878
SES SA
4.62%, 12/31/2049
(h),(l)
EUR 300 351
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.66%
Sprint Capital Corp
8.75%, 03/15/2032 $ 370 459
Sprint Communications Inc
6.00%, 11/15/2022 1,025 1,089
7.00%, 08/15/2020 40 42
Sprint Corp
7.13%, 06/15/2024 1,645 1,801
7.25%, 09/15/2021 595 639
7.63%, 03/01/2026 425 475
7.88%, 09/15/2023 2,400 2,676
Telecom Argentina SA
6.50%, 06/15/2021 225 224
Telecom Italia Capital SA
6.38%, 11/15/2033 285 299
7.72%, 06/04/2038 80 92
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(i)
680 718
TELUS Corp
4.30%, 06/15/2049 3,130 3,367
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
0.00%, 04/15/2022
(d),(f),(g)
$ 205 $ —
0.00%, 03/01/2023
(d),(f),(g)
10 —
0.00%, 01/15/2024
(d),(f),(g)
190 —
0.00%, 04/15/2024
(d),(f),(g)
345 —
0.00%, 04/15/2025
(d),(f),(g)
980 —
0.00%, 01/15/2026
(d),(f),(g)
1,330 —
0.00%, 02/01/2026
(d),(f),(g)
395 —
0.00%, 04/15/2027
(d),(f),(g)
50 —
4.00%, 04/15/2022 1,285 1,308
4.50%, 02/01/2026 395 402
5.13%, 04/15/2025 980 1,014
5.38%, 04/15/2027 50 53
6.00%, 04/15/2024 345 360
6.50%, 01/15/2024 190 197
6.50%, 01/15/2026 1,515 1,613
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/2025 200 196
VEON Holdings BV
3.95%, 06/16/2021
(i)
1,175 1,185
Verizon Communications Inc
3.88%, 02/08/2029 2,940 3,166
4.50%, 08/10/2033 3,225 3,652
4.81%, 03/15/2039 1,390 1,598
5.01%, 08/21/2054 2,370 2,817
5.25%, 03/16/2037 3,030 3,648
Vodafone Group PLC
4.13%, 05/30/2025 2,280 2,423
4.88%, 06/19/2049 2,125 2,281
West Corp
8.50%, 10/15/2025
(i)
200 169
Wind Tre SpA
5.00%, 01/20/2026
(i)
955 946
$ 79,062
Textiles - 0.01%
Delta Merlin Dunia Tekstil PT
8.63%, 03/12/2024
(i)
1,000 260
Toys, Games & Hobbies - 0.00%
Mattel Inc
6.75%, 12/31/2025
(i)
100 105
Transportation - 0.31%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042 90 101
CSX Corp
4.75%, 11/15/2048 940 1,094
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
1,749 581
JSL Europe SA
7.75%, 07/26/2024 450 478
Kazakhstan Temir Zholy National Co JSC
4.85%, 11/17/2027
(i)
650 704
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(i),(m)
475 489
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(i)
2,665 2,119
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(i)
850 574
11.25%, 08/15/2022
(i)
600 450
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(i)
485 477
Union Pacific Corp
3.20%, 06/08/2021 140 142
3.50%, 06/08/2023 2,400 2,493
4.38%, 11/15/2065 35 36

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
XPO Logistics Inc
6.50%, 06/15/2022
(i)
$ 91 $ 92
$ 9,830
Trucking & Leasing - 0.07%
DAE Funding LLC
4.50%, 08/01/2022
(i)
1,055 1,074
5.25%, 11/15/2021
(i)
5 5
5.75%, 11/15/2023
(i)
1,155 1,214
$ 2,293
TOTAL BONDS $ 1,777,072
SENIOR FLOATING RATE INTERESTS
- 0.94%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.03%
Navistar Inc
5.84%, 11/06/2024
(o)
$ 885 $ 886
US LIBOR + 3.50%
Commercial Services - 0.04%
Garda World Security Corp
6.02%, 05/24/2024
(o)
931 931
US LIBOR + 3.50%
Refinitiv US Holdings Inc
5.98%, 09/18/2025
(o)
326 326
US LIBOR + 3.75%
$ 1,257
Computers - 0.07%
McAfee LLC
10.76%, 09/29/2025
(o)
2,201 2,220
US LIBOR + 8.50%
Consumer Products - 0.00%
Prestige Brands Inc
4.23%, 01/26/2024
(o)
11 11
US LIBOR + 2.00%
Diversified Financial Services - 0.11%
Russell Investments US Institutional Holdco Inc
5.48%, 06/01/2023
(o)
3,410 3,383
US LIBOR + 3.25%
Electrical Components & Equipment - 0.07%
Energizer Holdings Inc
4.69%, 12/17/2025
(o)
2,035 2,031
US LIBOR + 2.25%
Entertainment - 0.08%
Eldorado Resorts Inc
4.58%, 04/17/2024
(o)
1,975 1,971
US LIBOR + 2.25%
Lions Gate Capital Holdings LLC
0.00%, 03/24/2025
(o),(p)
540 539
US LIBOR + 2.25%
$ 2,510
Food - 0.04%
Post Holdings Inc
4.27%, 05/24/2024
(o)
1,255 1,255
US LIBOR + 2.00%
Healthcare - Products - 0.00%
Agiliti Health Inc
5.44%, 01/04/2026
(o)
10 10
US LIBOR + 3.00%
Healthcare - Services - 0.03%
MPH Acquisition Holdings LLC
5.08%, 06/07/2023
(o)
1,070 1,038
US LIBOR + 3.00%
Insurance - 0.06%
Asurion LLC
5.23%, 11/03/2023
(o)
714 716
US LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Genworth Holdings Inc
6.76%, 03/07/2023
(o)
$ 1,272 $ 1,280
US LIBOR + 4.50%
$ 1,996
Lodging - 0.03%
Golden Nugget LLC
5.02%, 10/04/2023
(o)
833 834
US LIBOR + 2.75%
Media - 0.03%
CSC Holdings LLC
4.83%, 01/25/2026
(o)
574 573
US LIBOR + 2.50%
Diamond Sports Group LLC
0.00%, 07/17/2026
(o),(p)
370 370
US LIBOR + 3.25%
$ 943
Oil & Gas - 0.06%
California Resources Corp
6.99%, 12/31/2022
(o)
1,130 1,075
US LIBOR + 4.75%
12.62%, 12/31/2021
(o)
930 931
US LIBOR + 10.37%
$ 2,006
Pharmaceuticals - 0.16%
Bausch Health Americas Inc
5.13%, 11/14/2025
(o)
1,472 1,471
US LIBOR + 2.75%
5.38%, 05/19/2025
(o)
2,396 2,404
US LIBOR + 3.00%
Endo International PLC
6.69%, 04/29/2024
(o)
1,217 1,108
US LIBOR + 4.25%
$ 4,983
Retail - 0.03%
Academy Ltd
6.40%, 07/01/2022
(o)
947 660
US LIBOR + 4.00%
Claire's Stores Inc
0.75%, 10/12/2022
(o)
11 11
US LIBOR + 7.50%
9.94%, 10/12/2038
(o)
37 66
US LIBOR + 7.50%
IRB Holding Corp
5.55%, 01/17/2025
(o)
332 330
US LIBOR + 3.25%
$ 1,067
Telecommunications - 0.10%
Avaya Inc
6.58%, 12/16/2024
(o)
1,717 1,650
US LIBOR + 4.25%
Level 3 Parent LLC
4.42%, 02/22/2024
(o)
60 60
US LIBOR + 2.25%
Maxar Technologies Ltd
4.99%, 10/05/2024
(o)
1,418 1,280
US LIBOR + 2.75%
$ 2,990
TOTAL SENIOR FLOATING RATE INTERESTS $ 29,420
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 40.12%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.23%
3.00%, 01/01/2043 $ 2,723 $ 2,776
3.00%, 02/01/2043 1,124 1,146
3.00%, 03/01/2043 472 481
3.00%, 01/01/2047 21,579 21,943
3.50%, 11/01/2046 4,386 4,556
3.50%, 03/01/2048 1,033 1,070

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 02/01/2046 $ 11,565 $ 12,177
4.00%, 04/01/2048 91 94
4.00%, 08/01/2048 10,886 11,469
4.00%, 01/01/2049 4,841 5,046
4.50%, 04/01/2031 752 804
4.50%, 04/01/2041 4,796 5,178
4.50%, 12/01/2043 4,143 4,463
4.50%, 03/01/2046 1,074 1,171
4.50%, 05/01/2048 211 222
4.50%, 01/01/2049 4,704 4,951
4.50%, 05/01/2049 15,784 16,640
5.00%, 06/01/2031 586 625
5.00%, 09/01/2039 1,609 1,757
5.11%, 01/01/2034 41 42
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
5.50%, 08/01/2023 198 203
5.50%, 05/01/2033 52 58
5.50%, 10/01/2033 43 46
5.50%, 12/01/2033 605 673
5.50%, 11/01/2036 530 589
5.50%, 04/01/2038 156 174
5.50%, 08/01/2038 375 423
5.50%, 03/01/2040 564 625
6.00%, 03/01/2022 6 7
6.00%, 07/01/2023 104 115
6.00%, 06/01/2028 2 2
6.00%, 01/01/2029 1 1
6.00%, 12/01/2031 24 28
6.00%, 12/01/2032 24 27
6.00%, 02/01/2033 120 132
6.00%, 12/01/2033 31 35
6.00%, 10/01/2036 187 213
6.00%, 01/01/2038 12 13
6.00%, 01/01/2038 245 281
6.00%, 07/01/2038 891 1,012
6.50%, 03/01/2029 4 5
6.50%, 05/01/2029 6 7
6.50%, 04/01/2031 3 3
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 05/01/2032 9 10
6.50%, 04/01/2035 66 76
6.50%, 10/01/2035 51 59
7.00%, 12/01/2029 5 6
7.00%, 06/01/2030 11 12
7.00%, 12/01/2030 4 4
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 6 6
7.50%, 03/01/2031 2 2
7.50%, 02/01/2032 3 3
8.00%, 09/01/2030 45 47
$ 101,514
Federal National Mortgage Association (FNMA) - 0.16%
3.76%, 10/01/2034 38 39
1.00 x 6 Month USD LIBOR + 1.08%
4.38%, 07/01/2033 466 485
1.00 x 12 Month USD LIBOR + 1.55%
4.49%, 08/01/2035 92 96
1.00 x 12 Month USD LIBOR + 1.74%
4.67%, 04/01/2036 60 63
1.00 x 12 Month USD LIBOR + 1.66%
4.73%, 02/01/2036 16 16
1.00 x 12 Month USD LIBOR + 1.61%
4.85%, 01/01/2033 45 46
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
4.96%, 04/01/2033 $ 72 $ 76
1.00 x 6 Month USD LIBOR + 2.26%
5.00%, 07/01/2044 2,408 2,591
5.06%, 03/01/2035 1,520 1,617
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.62%
$ 5,029
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.72%
2.50%, 04/01/2028 2,134 2,150
2.50%, 06/01/2028 151 152
2.50%, 09/01/2029 634 638
3.00%, 08/01/2025
(q)
48,500 49,457
3.00%, 07/01/2028 3,780 3,859
3.00%, 10/01/2029 95 97
3.00%, 10/01/2030 3,879 3,960
3.00%, 09/01/2032 193 197
3.00%, 08/01/2034 4,488 4,570
3.00%, 10/01/2034 2,276 2,318
3.00%, 12/01/2040 177 181
3.00%, 11/01/2042 541 551
3.00%, 04/01/2043 21,782 22,196
3.00%, 04/01/2043 558 569
3.00%, 05/01/2043 4,762 4,853
3.00%, 05/01/2043 713 726
3.00%, 08/01/2043 3,566 3,634
3.00%, 08/01/2045
(q)
22,000 22,188
3.00%, 03/01/2048 12,193 12,371
3.50%, 08/01/2025
(q)
5,000 5,163
3.50%, 04/01/2030 5,984 6,236
3.50%, 02/01/2033 42 43
3.50%, 10/01/2033 2,390 2,483
3.50%, 08/01/2034 1,860 1,933
3.50%, 08/01/2038 4,532 4,689
3.50%, 01/01/2041 241 251
3.50%, 05/01/2043 368 385
3.50%, 07/01/2043 1,470 1,536
3.50%, 09/01/2044 5,521 5,754
3.50%, 11/01/2044 4,141 4,316
3.50%, 03/01/2045 7,523 7,864
3.50%, 04/01/2045 3,622 3,764
3.50%, 08/01/2045 5,809 6,041
3.50%, 11/01/2045 11,573 12,087
3.50%, 01/01/2046 5,154 5,401
3.50%, 10/01/2046 4,425 4,591
3.50%, 11/01/2046 12,225 12,764
3.50%, 12/01/2046 5,640 5,865
3.50%, 01/01/2047 14,167 14,825
3.50%, 04/01/2047 227 237
3.50%, 08/01/2047 14,457 15,132
3.50%, 10/01/2047 1,277 1,331
3.50%, 10/01/2047 86 89
3.50%, 11/01/2047 5,711 5,942
3.50%, 11/01/2047 5,788 6,043
3.50%, 12/01/2047 10,602 11,070
3.50%, 01/01/2048 11,725 12,233
3.50%, 03/01/2048 96 98
3.50%, 03/01/2048 8,420 8,761
3.50%, 04/01/2048 13,576 14,126
3.50%, 04/01/2048 14,082 14,692
3.50%, 06/01/2049 12,965 13,334
4.00%, 08/01/2020 146 152
4.00%, 02/01/2031 284 297
4.00%, 03/01/2034 715 759
4.00%, 04/01/2034 3,990 4,220
4.00%, 04/01/2042 3,968 4,209
4.00%, 05/01/2044 3,824 4,039
4.00%, 06/01/2044 6,082 6,462

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 09/01/2045
(q)
$ 6,500 $ 6,728
4.00%, 10/01/2045 4,859 5,115
4.00%, 04/01/2047 6,490 6,847
4.00%, 05/01/2047 17,046 17,818
4.00%, 06/01/2047 1,695 1,773
4.00%, 06/01/2047 16,968 17,869
4.00%, 10/01/2047 6,502 6,779
4.00%, 11/01/2047 15,600 16,438
4.00%, 04/01/2048 19,389 20,423
4.00%, 04/01/2048 2,864 3,015
4.00%, 06/01/2048 44 46
4.00%, 10/01/2048 4,804 5,079
4.50%, 04/01/2024 771 798
4.50%, 08/01/2040
(q)
5,000 5,244
4.50%, 09/01/2040 766 827
4.50%, 06/01/2044 920 993
4.50%, 12/01/2044 7,381 7,910
4.50%, 02/01/2049 5,704 6,037
5.00%, 05/01/2040 4,109 4,486
5.00%, 06/01/2048 9,994 10,919
5.00%, 11/01/2048 4,138 4,394
5.50%, 06/01/2020 9 10
5.50%, 09/01/2020 110 111
5.50%, 02/01/2023 19 20
5.50%, 06/01/2023 75 80
5.50%, 07/01/2023 2 2
5.50%, 07/01/2033 114 127
5.50%, 09/01/2033 142 159
5.50%, 08/01/2036 1,206 1,351
5.50%, 02/01/2037 36 40
5.50%, 04/01/2038 1,801 1,994
5.50%, 12/01/2038 1,046 1,160
5.50%, 05/01/2040 468 517
6.00%, 02/01/2023 8 9
6.00%, 11/01/2035 937 1,066
6.00%, 02/01/2038 338 371
6.00%, 05/01/2038 32 35
6.00%, 08/01/2038 312 347
6.00%, 08/01/2038 218 240
6.00%, 03/01/2040 2,353 2,667
6.50%, 05/01/2022 3 3
6.50%, 12/01/2031 2 3
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 7 7
6.50%, 06/01/2032 1 1
6.50%, 08/01/2032 7 8
6.50%, 07/01/2037 283 331
6.50%, 07/01/2037 182 208
6.50%, 12/01/2037 238 277
6.50%, 02/01/2038 337 388
6.50%, 03/01/2038 99 109
6.50%, 09/01/2038 364 421
7.00%, 03/01/2032 21 24
7.50%, 08/01/2032 5 6
$ 525,518
Government National Mortgage Association (GNMA) - 6.67%
3.00%, 06/20/2043 2,925 3,014
3.00%, 01/20/2045 1,460 1,500
3.00%, 01/20/2046 5,640 5,799
3.00%, 06/20/2046 801 822
3.00%, 07/20/2046 17,089 17,547
3.00%, 12/20/2046 2,536 2,604
3.00%, 11/20/2048 6,108 6,254
3.50%, 03/15/2042 1,208 1,267
3.50%, 04/15/2042 1,214 1,267
3.50%, 09/20/2044 78 81
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 08/01/2045 $ 57,000 $ 58,939
3.50%, 09/20/2047 1,678 1,758
3.50%, 03/20/2048 4,426 4,579
3.50%, 06/20/2048 8,859 9,164
3.75%, 07/20/2043 261 267
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 1.50%
4.00%, 02/15/2042 841 896
4.00%, 08/15/2045 3,292 3,494
4.00%, 06/20/2046 802 846
4.00%, 04/20/2047 1,881 1,968
4.00%, 06/20/2047 5,424 5,691
4.00%, 08/20/2047 1,853 1,936
4.00%, 09/20/2047 11,940 12,468
4.00%, 10/20/2047 699 730
4.00%, 01/20/2048 23,042 24,281
4.00%, 03/20/2048 10,002 10,421
4.00%, 10/15/2048 7,640 8,207
4.00%, 05/20/2049 114 119
4.50%, 06/20/2025 1,981 2,074
4.50%, 09/15/2039 330 358
4.50%, 03/15/2040 2,333 2,521
4.50%, 08/15/2040 4,160 4,491
4.50%, 06/20/2048 8,494 8,899
4.50%, 03/20/2049 99 103
5.00%, 11/15/2033 1,632 1,781
5.00%, 06/15/2034 30 33
5.00%, 10/20/2039 134 147
5.00%, 07/20/2040 233 245
5.00%, 02/15/2042 1,138 1,259
5.50%, 10/15/2033 572 646
5.50%, 05/20/2035 61 68
5.50%, 02/15/2038 543 602
6.00%, 07/20/2028 23 26
6.00%, 11/20/2028 21 24
6.00%, 01/20/2029 25 28
6.00%, 07/20/2029 5 6
6.00%, 08/15/2031 18 20
6.00%, 01/15/2032 2 3
6.00%, 02/15/2032 11 12
6.00%, 02/15/2033 30 33
6.00%, 12/15/2033 39 45
6.50%, 03/20/2028 5 5
6.50%, 05/20/2029 4 5
6.50%, 10/15/2032 15 16
6.50%, 12/15/2032 50 55
7.00%, 06/15/2031 9 11
7.00%, 07/15/2031 1 2
7.00%, 06/15/2032 77 87
8.00%, 01/20/2031 4 4
$ 209,528
U.S. Treasury - 13.00%
1.25%, 10/31/2021 16,900 16,662
1.50%, 01/31/2022 2,025 2,007
1.50%, 08/15/2026 925 898
1.63%, 10/31/2023 13,800 13,672
2.00%, 05/31/2021 4,540 4,545
2.00%, 10/31/2022 35,000 35,154
2.50%, 12/31/2020 35,000 35,247
2.50%, 05/15/2024 50,000 51,471
3.00%, 09/30/2025 56,000 59,539
3.00%, 11/15/2044 23,300 25,441
3.00%, 05/15/2045 35,045 38,295
3.00%, 11/15/2045 39,000 42,647
3.13%, 05/15/2048 17,000 19,061
3.75%, 11/15/2043
(r)
4,035 4,965
3.88%, 08/15/2040 44,545 55,577

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 02/15/2037 $ 2,300 $ 3,145
$ 408,326
U.S. Treasury Inflation-Indexed Obligations - 0.34%
0.13%, 04/15/2021 913 902
0.13%, 01/15/2022 666 660
0.13%, 07/15/2022 173 172
0.13%, 01/15/2023 677 672
0.13%, 07/15/2024 636 634
0.13%, 07/15/2026 673 669
0.38%, 07/15/2023 781 786
0.38%, 07/15/2025 729 736
0.38%, 01/15/2027 594 598
0.38%, 07/15/2027 918 928
0.63%, 01/15/2024 878 891
0.75%, 02/15/2045 451 452
1.00%, 02/15/2046 249 264
1.00%, 02/15/2048 119 127
1.00%, 02/15/2049
(e)
56 60
1.13%, 01/15/2021 181 182
1.38%, 02/15/2044 294 338
2.13%, 02/15/2041 199 259
3.38%, 04/15/2032 310 425
3.88%, 04/15/2029 646 865
$ 10,620
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,260,535
Total Investments $ 3,297,293
Other Assets and Liabilities -  (4.94)% (155,314)
TOTAL NET ASSETS - 100.00% $ 3,141,979
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $4,739 or
0.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $267 or 0.01%
of net assets.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $458,928 or 14.61% of net assets.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Security purchased on a when-issued basis.
(n) Security is an Interest Only Strip.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after July 31, 2019, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,572 or 0.08% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 36.64%
Government 14.92%
Financial 11.38%
Consumer, Non-cyclical 6.81%
Communications 5.32%
Energy 4.67%
Asset Backed Securities 4.24%
Investment Companies 3.95%
Industrial 3.74%
Utilities 3.37%
Money Market Funds 3.23%
Consumer, Cyclical 2.85%
Technology 2.21%
Basic Materials 1.61%
Other Assets and Liabilities
(4.94)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 193,677 $ 946,031 $ 1,042,905 $ 96,803
$ 193,677 $ 946,031 $ 1,042,905 $ 96,803
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 2,146 $ — $ — $ —
$ 2,146 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Core Plus Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2019 Long 77 $ 9,812 $ (15)
US 10 Year Ultra Note; September 2019 Short 110 15,163 (40)
US 2 Year Note; September 2019 Short 131 28,087 (110)
US 5 Year Note; September 2019 Short 460 54,075 (534)
US Long Bond; September 2019 Long 186 28,940 1,323
US Ultra Bond; September 2019 Long 96 17,046 714
Total $ 1,338
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 08/09/2019 $ 25,933 EUR 23,000 $ 457 $ —
Barclays Bank PLC 08/09/2019 EUR 5,500 $ 6,201 — (109)
Barclays Bank PLC 08/09/2019 JPY 155,500 $ 1,418 12 —
Barclays Bank PLC 08/09/2019 $ 1,418 JPY 155,500 — (12)
Barclays Bank PLC 08/09/2019 CHF 480 $ 474 9 —
Barclays Bank PLC 08/09/2019 $ 474 CHF 480 — (9)
Goldman Sachs & Co 08/09/2019 $ 6,161 GBP 4,700 444 —
Goldman Sachs & Co 08/09/2019 GBP 1,300 $ 1,704 — (123)
Goldman Sachs & Co 08/09/2019 CAD 4,300 $ 3,199 60 —
Goldman Sachs & Co 08/09/2019 $ 3,199 CAD 4,300 — (60)
Total $ 982 $ (313)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.22% Shares Held Value (000's)
Money Market Funds - 2.22%
BlackRock Liquidity FedFund 2.21%
(a),(b)
16,152,580 $ 16,152
Principal Government Money Market Fund
2.18%
(a),(b),(c)
246,311,916 246,312
$ 262,464
TOTAL INVESTMENT COMPANIES $ 262,464
COMMON STOCKS - 97.64% Shares Held Value (000's)
Aerospace & Defense - 1.24%
CAE Inc 1,831,200 49,381
Safran SA 355,899 51,093
Thales SA 406,793 45,835
$ 146,309
Agriculture - 0.02%
Swedish Match AB 73,182 2,792
Apparel - 2.66%
Adidas AG 303,697 96,801
Fila Korea Ltd 696,743 39,425
LVMH Moet Hennessy Louis Vuitton SE 363,435 150,121
Moncler SpA 681,167 27,969
$ 314,316
Automobile Manufacturers - 3.37%
Ferrari NV 525,561 84,629
Isuzu Motors Ltd 3,044,000 33,683
Kia Motors Corp 1,961,778 72,262
Maruti Suzuki India Ltd 668,856 52,988
Toyota Motor Corp 2,394,100 154,691
$ 398,253
Banks - 11.19%
Banco Comercial Portugues SA 81,026,133 20,708
Banco do Brasil SA 3,211,300 41,551
Bangkok Bank PCL 4,303,600 25,189
Bank Leumi Le-Israel BM 10,470,627 76,169
BNP Paribas SA 1,593,397 74,571
Credicorp Ltd 339,899 74,095
DBS Group Holdings Ltd 4,027,900 76,799
DNB ASA 4,730,641 84,634
Erste Group Bank AG
( d)
2,252,015 80,831
HDFC Bank Ltd ADR 366,987 42,196
ING Groep NV 8,651,049 95,990
Krung Thai Bank PCL 71,181,700 45,247
Lloyds Banking Group PLC 127,397,219 82,411
Macquarie Group Ltd 1,257,437 110,050
Mediobanca Banca di Credito Finanziario SpA 5,769,691 57,790
OTP Bank Nyrt 660,403 27,503
Shinhan Financial Group Co Ltd 1,142,172 41,836
Skandinaviska Enskilda Banken AB 6,265,038 58,904
Swedbank AB 978,168 13,320
Toronto-Dominion Bank/The 2,472,500 144,532
United Overseas Bank Ltd 2,511,900 47,859
$ 1,322,185
Beverages - 2.58%
Carlsberg A/S 549,360 75,037
Coca-Cola Bottlers Japan Holdings Inc 1,024,500 25,218
Coca-Cola HBC AG
( d)
842,636 28,994
Diageo PLC 1,984,540 82,756
Jiangsu Yanghe Brewery Joint-Stock Co Ltd 3,436,246 57,609
Thai Beverage PCL 57,257,300 34,682
$ 304,296
Biotechnology - 0.93%
CSL Ltd 702,369 109,599
Building Materials - 0.25%
Anhui Conch Cement Co Ltd 5,165,825 29,428
Chemicals - 1.47%
Koninklijke DSM NV 589,208 72,996
Nitto Denko Corp 964,700 47,511
Nutrien Ltd 968,200 53,083
$ 173,590
Commercial Services - 0.33%
Brambles Ltd 4,343,624 38,853
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1.87%
Capgemini SE 310,220 $ 39,387
CyberArk Software Ltd
( d)
229,403 31,860
Logitech International SA 2,383,008 98,000
Obic Co Ltd 483,900 51,560
$ 220,807
Cosmetics & Personal Care - 0.07%
Essity AB 262,420 7,795
Distribution & Wholesale - 3.23%
Ferguson PLC 1,256,723 93,516
ITOCHU Corp 5,822,300 110,861
Mitsubishi Corp 4,307,300 115,661
Sumitomo Corp 4,122,100 61,167
$ 381,205
Diversified Financial Services - 1.48%
Housing Development Finance Corp Ltd 2,092,219 64,323
ORIX Corp 6,033,990 86,117
Tisco Financial Group PCL 7,468,200 24,436
$ 174,876
Electric - 2.54%
Chubu Electric Power Co Inc 3,075,900 43,421
Enel SpA 15,557,418 106,423
Iberdrola SA 13,089,868 124,189
Korea Electric Power Corp 1,101,737 25,937
$ 299,970
Electrical Components & Equipment - 0.36%
Delta Electronics Inc 8,812,000 42,537
Electronics - 1.26%
Halma PLC 1,752,353 42,318
Hoya Corp 1,392,504 106,780
$ 149,098
Energy - Alternate Sources - 0.56%
Vestas Wind Systems A/S 810,100 66,478
Engineering & Construction - 1.67%
ACS Actividades de Construccion y Servicios SA 2,122,642 85,769
Vinci SA 1,079,296 111,021
$ 196,790
Food - 4.97%
MEIJI Holdings Co Ltd 648,600 45,042
Nestle India Ltd 148,648 25,148
Nestle SA 2,777,276 294,633
Seven & i Holdings Co Ltd
( e)
1,899,200 64,816
Tesco PLC 16,392,252 44,402
Uni-President Enterprises Corp 31,090,000 80,476
X5 Retail Group NV 961,890 32,205
$ 586,722
Food Service - 0.75%
Compass Group PLC 3,508,389 88,764
Forest Products & Paper - 0.80%
Mondi PLC 3,390,053 73,855
Suzano SA 2,521,900 20,215
$ 94,070
Hand & Machine Tools - 0.33%
Techtronic Industries Co Ltd 5,312,000 39,504
Healthcare - Products - 0.83%
Carl Zeiss Meditec AG 322,369 35,322
Sonova Holding AG 142,311 32,725
Straumann Holding AG 36,907 30,109
$ 98,156
Healthcare - Services - 1.37%
ICON PLC
( d)
514,750 80,389
Lonza Group AG
( d)
238,959 81,856
$ 162,245
Home Builders - 0.68%
Persimmon PLC 1,751,090 42,724
Taylor Wimpey PLC 19,321,867 37,858
$ 80,582

Schedule of Investments
Diversified International Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.24%
Howden Joinery Group PLC 6,631,350 $ 44,547
Sony Corp 1,802,100 102,493
$ 147,040
Insurance - 7.22%
ASR Nederland NV 1,558,342 58,557
BB Seguridade Participacoes SA 7,103,550 60,512
Fairfax Financial Holdings Ltd 133,000 61,618
Hannover Rueck SE 420,354 65,549
IRB Brasil Resseguros S/A 1,066,300 26,194
Legal & General Group PLC 36,755,162 116,562
NN Group NV 2,321,547 87,223
Prudential PLC 5,239,342 107,796
Sompo Holdings Inc 1,421,400 58,864
Swiss Life Holding AG 241,190 116,552
Tokio Marine Holdings Inc 1,764,700 93,672
$ 853,099
Internet - 2.79%
Alibaba Group Holding Ltd ADR
(d)
919,436 159,164
Tencent Holdings Ltd 3,654,832 170,289
$ 329,453
Investment Companies - 0.76%
EXOR NV 402,760 28,049
Investor AB 1,298,178 61,724
$ 89,773
Lodging - 0.17%
Huazhu Group Ltd ADR 623,315 20,420
Machinery - Diversified - 1.03%
Amada Holdings Co Ltd 3,681,200 40,473
Keyence Corp 94,200 54,057
Valmet Oyj 1,394,263 27,073
$ 121,603
Mining - 1.85%
Anglo American PLC 2,424,872 59,420
MMC Norilsk Nickel PJSC ADR 1,307,018 29,813
Rio Tinto Ltd 1,937,105 129,645
$ 218,878
Office & Business Equipment - 0.26%
Konica Minolta Inc 3,742,800 31,017
Oil & Gas - 5.18%
BP PLC 24,005,982 158,842
Husky Energy Inc 341,800 2,652
LUKOIL PJSC ADR 746,213 61,240
Neste Oyj 3,218,235 106,512
Parkland Fuel Corp 753,700 24,630
Petrobras Distribuidora SA 1,975,300 13,628
PTT PCL 52,668,000 80,474
Reliance Industries Ltd 5,835,551 98,374
Suncor Energy Inc 2,290,300 65,717
$ 612,069
Pharmaceuticals - 4.73%
Merck KGaA 524,291 53,475
Novartis AG 1,974,055 181,018
Novo Nordisk A/S 2,124,358 102,010
Roche Holding AG 833,160 223,008
$ 559,511
Pipelines - 0.90%
Pembina Pipeline Corp 547,300 19,859
TC Energy Corp 1,777,800 87,045
$ 106,904
Private Equity - 2.92%
3i Group PLC 10,128,939 136,488
Brookfield Asset Management Inc 3,675,502 180,099
Intermediate Capital Group PLC 1,674,291 28,205
$ 344,792
Real Estate - 2.08%
CK Asset Holdings Ltd 9,872,500 74,233
LEG Immobilien AG 388,070 44,753
PSP Swiss Property AG 40,051 4,802
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Vonovia SE 1,169,054 $ 57,078
Wharf Real Estate Investment Co Ltd 10,243,000 64,616
$ 245,482
REITs - 0.22%
Dexus 2,960,460 26,478
Retail - 4.04%
Alimentation Couche-Tard Inc 2,323,346 142,414
ANTA Sports Products Ltd 10,769,000 80,390
Atacadao SA 4,670,100 28,145
Grafton Group PLC 2,996,334 26,369
Li Ning Co Ltd 20,383,500 50,254
Pan Pacific International Holdings Corp 791,300 50,623
Wal-Mart de Mexico SAB de CV 33,675,578 99,373
$ 477,568
Semiconductors - 4.01%
NXP Semiconductors NV 626,756 64,800
Samsung Electronics Co Ltd 5,008,616 189,700
Taiwan Semiconductor Manufacturing Co Ltd 26,645,544 219,108
$ 473,608
Software - 2.89%
Amadeus IT Group SA 1,123,396 87,790
Capcom Co Ltd 1,692,900 35,349
Dassault Systemes SE 417,511 63,511
Nemetschek SE 405,141 22,525
SimCorp A/S 299,297 26,976
Tech Mahindra Ltd 4,659,718 42,933
Ubisoft Entertainment SA
( d)
757,621 62,318
$ 341,402
Telecommunications - 5.94%
China Mobile Ltd 9,508,000 80,860
Deutsche Telekom AG 4,425,226 72,490
Nice Ltd ADR
(d)
432,688 66,080
Nippon Telegraph & Telephone Corp 1,855,700 83,750
Orange SA 3,237,025 47,981
SK Telecom Co Ltd 253,467 53,059
SoftBank Group Corp 2,723,200 139,041
Telefonaktiebolaget LM Ericsson 12,112,495 105,975
Telenor ASA 2,581,048 52,300
$ 701,536
Toys, Games & Hobbies - 0.54%
Nintendo Co Ltd 173,400 63,793
Transportation - 2.06%
Canadian National Railway Co 1,723,648 163,144
East Japan Railway Co 878,500 80,537
$ 243,681
TOTAL COMMON STOCKS $ 11,537,327
PREFERRED STOCKS - 0.41% Shares Held Value (000's)
Investment Companies - 0.41%
Itausa - Investimentos Itau SA 0.08% 14,949,589 $ 49,044
TOTAL PREFERRED STOCKS $ 49,044
Total Investments $ 11,848,835
Other Assets and Liabilities -  (0.27)% (32,219)
TOTAL NET ASSETS - 100.00% $ 11,816,616
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $34,933 or 0.30 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Diversified International Fund
July 31, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Country Percent
Japan 15.07%
United Kingdom 11.60%
Switzerland 9.25%
Canada 8.40%
France 5.47%
China 4.81%
Germany 3.78%
Korea, Republic Of 3.57%
Netherlands 3.46%
Taiwan, Province Of China 2.89%
India 2.75%
Spain 2.52%
Australia 2.41%
Italy 2.35%
Denmark 2.29%
United States 2.22%
Hong Kong 2.19%
Sweden 2.12%
Brazil 2.02%
Thailand 1.77%
Israel 1.48%
Norway 1.16%
Finland 1.13%
Singapore 1.06%
Russian Federation 1.04%
Ireland 0.90%
Mexico 0.84%
Austria 0.68%
Peru 0.63%
Hungary 0.23%
Portugal 0.18%
Other Assets and Liabilities
(0.27)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 269,817 $ 2,009,028 $ 2,032,533 $ 246,312
$ 269,817 $ 2,009,028 $ 2,032,533 $ 246,312
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 4,299 $ — $ — $ —
$ 4,299 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Equity Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.62% Shares Held Value (000's)
Money Market Funds - 2.62%
BlackRock Liquidity FedFund 2.21%
(a),(b)
4,836,428 $ 4,837
Principal Government Money Market Fund
2.18%
(a),(c)
194,629,238 194,629
$ 199,466
TOTAL INVESTMENT COMPANIES $ 199,466
COMMON STOCKS - 97.24% Shares Held Value (000's)
Aerospace & Defense - 0.35%
Boeing Co/The 77,680 26,503
Airlines - 1.57%
Delta Air Lines Inc 1,951,714 119,133
Apparel - 1.04%
VF Corp 904,718 79,063
Automobile Manufacturers - 1.50%
PACCAR Inc 1,627,910 114,182
Automobile Parts & Equipment - 1.70%
Magna International Inc
( d)
2,560,342 129,092
Banks - 10.32%
Bank of Nova Scotia/The 1,209,422 64,559
First Republic Bank/CA 537,134 53,370
JPMorgan Chase & Co 1,847,865 214,352
PNC Financial Services Group Inc/The 1,335,044 190,778
SunTrust Banks Inc 1,528,712 101,812
US Bancorp 2,793,874 159,670
$ 784,541
Beverages - 1.51%
Coca-Cola Co/The 2,174,212 114,429
Biotechnology - 0.22%
Corteva Inc 578,461 17,065
Chemicals - 3.64%
Air Products & Chemicals Inc 364,074 83,107
Albemarle Corp
( d)
596,766 43,540
DuPont de Nemours Inc 1,077,588 77,759
PPG Industries Inc 613,113 71,973
$ 276,379
Computers - 1.56%
Apple Inc 557,402 118,749
Diversified Financial Services - 4.43%
BlackRock Inc 318,932 149,158
Discover Financial Services 2,088,931 187,461
$ 336,619
Electric - 6.28%
Eversource Energy 1,148,813 87,149
NextEra Energy Inc 428,629 88,799
Sempra Energy 831,130 112,560
WEC Energy Group Inc 1,095,105 93,588
Xcel Energy Inc 1,602,318 95,514
$ 477,610
Electronics - 0.86%
Honeywell International Inc 380,250 65,578
Food - 3.67%
Hormel Foods Corp 3,464,555 142,012
Tyson Foods Inc 1,726,331 137,243
$ 279,255
Healthcare - Products - 4.85%
Abbott Laboratories 1,519,000 132,305
Becton Dickinson and Co 400,233 101,179
Medtronic PLC 1,328,725 135,450
$ 368,934
Healthcare - Services - 1.61%
HCA Healthcare Inc 918,266 122,598
Insurance - 6.70%
Allstate Corp/The 1,028,124 110,420
Chubb Ltd 997,651 152,481
Fidelity National Financial Inc 3,384,881 145,144
Swiss Re AG ADR 4,185,877 101,047
$ 509,092
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1.19%
Deere & Co 544,122 $ 90,134
Media - 2.08%
Walt Disney Co/The 1,103,704 157,841
Miscellaneous Manufacturers - 2.27%
3M Co 328,077 57,322
Parker-Hannifin Corp 659,327 115,435
$ 172,757
Oil & Gas - 7.53%
Chevron Corp 806,321 99,266
Cimarex Energy Co 1,086,830 55,070
EOG Resources Inc 1,122,027 96,326
Exxon Mobil Corp 577,448 42,939
Marathon Petroleum Corp 2,368,885 133,581
Occidental Petroleum Corp 367,389 18,869
Royal Dutch Shell PLC - B shares ADR 1,996,862 126,741
$ 572,792
Pharmaceuticals - 7.15%
Merck & Co Inc 2,014,614 167,193
Novartis AG ADR 1,219,237 111,657
Pfizer Inc 3,090,424 120,032
Roche Holding AG ADR 4,316,267 144,811
$ 543,693
Pipelines - 1.94%
Enterprise Products Partners LP 4,898,113 147,482
Private Equity - 2.20%
KKR & Co Inc 6,258,668 167,419
REITs - 4.58%
Alexandria Real Estate Equities Inc 779,219 114,046
Digital Realty Trust Inc 1,351,511 154,559
Realty Income Corp 983,385 68,060
Simon Property Group Inc 71,631 11,619
$ 348,284
Retail - 3.20%
Costco Wholesale Corp 523,744 144,359
Starbucks Corp 1,047,078 99,148
$ 243,507
Semiconductors - 2.50%
Microchip Technology Inc 1,113,632 105,149
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,997,510 85,154
$ 190,303
Software - 2.98%
Fidelity National Information Services Inc 591,348 78,797
Microsoft Corp 619,213 84,380
SAP SE ADR
(d)
513,152 63,133
$ 226,310
Telecommunications - 3.86%
BCE Inc 3,127,787 141,094
Verizon Communications Inc 2,750,002 151,993
$ 293,087
Toys, Games & Hobbies - 2.63%
Hasbro Inc 1,647,182 199,573
Transportation - 1.32%
Union Pacific Corp 556,752 100,187
TOTAL COMMON STOCKS $ 7,392,191
Total Investments $ 7,591,657
Other Assets and Liabilities -  0.14% 10,565
TOTAL NET ASSETS - 100.00% $ 7,602,222

Schedule of Investments
Equity Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $4,837 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 28.23%
Consumer, Non-cyclical 19.01%
Consumer, Cyclical 11.64%
Energy 9.47%
Technology 7.04%
Utilities 6.28%
Industrial 5.99%
Communications 5.94%
Basic Materials 3.64%
Money Market Funds 2.62%
Other Assets and Liabilities
0.14%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 97,178 $ 751,134 $ 653,683 $ 194,629
$ 97,178 $ 751,134 $ 653,683 $ 194,629
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 1,960 $ — $ — $ —
$ 1,960 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9.36% Shares Held Value (000's)
Money Market Funds - 9.36%
BlackRock Liquidity FedFund 2.21%
(a),(b)
10,239,179 $ 10,239
Principal Government Money Market Fund
2.18%
(a),(b),(c)
8,370,000 8,370
$ 18,609
TOTAL INVESTMENT COMPANIES $ 18,609
BONDS - 79.17%
Principal
Amount (000's) Value (000's)
Agriculture - 1.93%
JBS Investments II GmbH
7.00%, 01 /15/2026
(d)
$ 3,375 $ 3,613
7.00%, 01 /15/2026 200 214
$ 3,827
Banks - 6.50%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12 /31/2049
(d),(e),(f)
1,900 1,895
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
HSBC Holdings PLC
6.25%, 12 /31/2049
(e),(f)
4,995 5,108
USD Swap Rate NY 5 Year + 3.45%
QNB Finance Ltd
2.13%, 09 /07/2021 6,000 5,917
$ 12,920
Chemicals - 1.54%
SASOL Financing USA LLC
5.88%, 03 /27/2024 2,850 3,054
Diversified Financial Services - 4.23%
Power Finance Corp Ltd
5.25%, 08 /10/2028 3,810 4,131
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 01 /15/2025
(g)
3,350 3,228
7.25%, 09 /27/2023 1,025 1,053
$ 8,412
Entertainment - 2.16%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04 /16/2029
(d)
4,100 4,290
Food - 3.11%
JBS Investments GmbH
6.25%, 02 /05/2023 1,405 1,430
MARB BondCo PLC
7.00%, 03 /15/2024
(g)
4,600 4,759
$ 6,189
Iron & Steel - 1.86%
CSN Resources SA
7.63%, 04 /17/2026
(d)
3,475 3,703
Oil & Gas - 2.67%
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12 /01/2021 3,386 3,360
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12 /01/2022 1,053 1,032
Petroamazonas EP
4.63%, 11 /06/2020 925 914
$ 5,306
Sovereign - 45.64%
1MDB Global Investments Ltd
4.40%, 03 /09/2023 5,600 5,410
Argentina Treasury Bond BONCER
6.20%, 07 /22/2021 ARS 150,711 2,356
Brazil Notas do Tesouro Nacional Serie B
19.39%, 08 /15/2028 BRL 11,968 3,769
Egypt Government International Bond
7.50%, 01 /31/2027 $ 4,925 5,368
Indonesia Treasury Bond
8.38%, 03 /15/2034 IDR 101,900,000 7,723
Iraq International Bond
6.75%, 03 /09/2023 $ 2,555 2,645
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ivory Coast Government International Bond
5.25%, 03 /22/2030 EUR 4,150 $ 4,633
Kenya Government International Bond
7.00%, 05 /22/2027
(d)
$ 5,175 5,412
Mexican Bonos
7.50%, 06 /03/2027 MXN 86,950 4,545
Panama Government International Bond
3.87%, 07 /23/2060 $ 1,200 1,204
Peru Government Bond
6.15%, 08 /12/2032
(d)
PEN 13,850 4,756
Peruvian Government International Bond
6.35%, 08 /12/2028
(d)
1,950 676
6.35%, 08 /12/2028 14,850 5,150
Qatar Government International Bond
2.38%, 06 /02/2021 $ 6,000 5,994
Republic of South Africa Government Bond
8.88%, 02 /28/2035 ZAR 83,550 5,466
Romanian Government International Bond
4.63%, 04 /03/2049
(d)
EUR 1,100 1,513
Russian Federal Bond - OFZ
7.03%, 01 /19/2028 RUB 745,300 11,693
Sri Lanka Government International Bond
7.55%, 03 /28/2030
(d)
$ 2,200 2,238
Ukraine Government International Bond
0.00%, 05 /31/2040
(h),( i )
2,600 2,210
7.75%, 09 /01/2025 2,870 3,033
7.75%, 09 /01/2027 2,655 2,801
15.96%, 08 /11/2021
(d)
UAH 54,000 2,121
$ 90,716
Supranational Bank - 1.48%
Banque Ouest Africaine de Developpement
5.00%, 07 /27/2027
(d)
$ 275 289
5.00%, 07 /27/2027 2,525 2,650
$ 2,939
Telecommunications - 8.05%
Bharti Airtel International Netherlands BV
5.35%, 05 /20/2024 1,970 2,097
Bharti Airtel Ltd
4.38%, 06 /10/2025 3,950 4,008
C&W Senior Financing DAC
7.50%, 10 /15/2026
(d)
900 961
7.50%, 10 /15/2026 1,200 1,281
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05 /25/2024
(d)
3,220 3,027
MTN Mauritius Investments Ltd
4.76%, 11 /11/2024 635 642
5.37%, 02 /13/2022 3,845 3,973
$ 15,989
TOTAL BONDS $ 157,345
CONVERTIBLE BONDS - 3.46%
Principal
Amount (000's) Value (000's)
Healthcare - Services - 0.51%
NMC Health Jersey Ltd
1.88%, 04 /30/2025 1,200 1,011
Investment Companies - 2.95%
Aabar Investments PJS
0.50%, 03 /27/2020 EUR 1,700 1,829
1.00%, 03 /27/2022 4,000 4,031
$ 5,860
TOTAL CONVERTIBLE BONDS $ 6,871

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10.86%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 10.86%
2.04%, 10 /31/2019
(g),(j)
$ 21,700 $ 21,589
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 21,589
Total Investments $ 204,414
Other Assets and Liabilities -  (2.85)% (5,657)
TOTAL NET ASSETS - 100.00% $ 198,757
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $18,609 or 9.36 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,494 or 17.35% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Non-income producing security
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Rate shown is the discount rate of the original purchase.
Portfolio Summary  ( unaudited)
Country Percent
United States 23.92%
Russian Federation 5.88%
Mexico 5.39%
Peru 5.32%
Cayman Islands 5.19%
Ukraine 5.12%
United Kingdom 4.96%
India 4.10%
Indonesia 3.88%
Qatar 3.02%
United Arab Emirates 2.95%
South Africa 2.75%
Virgin Islands, British 2.72%
Kenya 2.72%
Egypt 2.70%
Austria 2.65%
Cote d'Ivoire 2.33%
Mauritius 2.32%
Brazil 1.90%
Luxembourg 1.86%
Saint Lucia 1.52%
Supranational 1.48%
Iraq 1.33%
Argentina 1.18%
Sri Lanka 1.13%
Ireland 1.13%
Netherlands 1.06%
Romania 0.76%
Panama 0.61%
Jersey, Channel Islands 0.51%
Ecuador 0.46%
Other Assets and Liabilities
(2.85)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ — $ 8,370 $ — $ 8,370
$ — $ 8,370 $ – $ 8,370
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Buxl 30 Year Bond; September 2019 Short 7 $ 1,619 $ (31)
US 10 Year Note; September 2019 Short 140 17,839 (127)
US Long Bond; September 2019 Short 15 2,334 (11)
Total $ (169)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 09/05/2019 $ 148 EUR 132 $ 1 $ —
Citigroup Inc 09/06/2019 ZAR 14,125 $ 991 — (10)
Citigroup Inc 09/06/2019 $ 1,464 ZAR 20,500 40 —
HSBC Securities Inc 08/02/2019 $ 3,512 TRY 19,424 32 —
HSBC Securities Inc 08/14/2019 ARS 2,000 $ 46 — (1)
HSBC Securities Inc 08/14/2019 $ 1,487 ARS 66,000 7 —
HSBC Securities Inc 09/06/2019 BRL 15,350 $ 4,090 — (77)
HSBC Securities Inc 09/06/2019 COP 12,300,000 $ 3,857 — (113)
HSBC Securities Inc 09/06/2019 $ 4,004 IDR 56,350,000 25 —

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
HSBC Securities Inc 09/06/2019 $ 3,922 RUB 249,000 $ 31 $ —
HSBC Securities Inc 09/06/2019 $ 9,288 ZAR 129,900 267 —
JPMorgan Chase 08/01/2019 $ 1,983 TRY 11,055 2 —
JPMorgan Chase 08/14/2019 ARS 130,000 $ 2,713 202 —
JPMorgan Chase 08/14/2019 $ 1,488 ARS 66,000 8 —
JPMorgan Chase 09/05/2019 $ 12,218 EUR 10,795 235 —
JPMorgan Chase 09/06/2019 COP 6,530,000 $ 1,981 7 —
JPMorgan Chase 09/06/2019 INR 410,000 $ 5,920 — (12)
JPMorgan Chase 09/06/2019 $ 4,589 MXN 88,400 3 —
JPMorgan Chase 09/06/2019 $ 1,464 ZAR 20,500 40 —
JPMorgan Chase 09/06/2019 ZAR 14,125 $ 991 — (10)
Total $ 900 $ (223)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
July 31, 2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Citigroup Inc Mexico Government
International Bond,
4.15%, 03/28/2027
1.16% (1.00)% Quarterly 06/20/2024 $ 3,770 $ 43 $ (16) $ 27 $ —
Citigroup Inc Mexico Government
International Bond,
4.15%, 03/28/2027
1.16% (1.00)% Quarterly 06/20/2024 1,800 9 4 13 —
Citigroup Inc Republic of South Africa
Government International
Bond, 5.50%, 03/09/2020
1.73% (1.00)% Quarterly 06/20/2024 2,200 90 (17) 73 —
HSBC Securities Inc Mexico Government
International Bond,
4.15%, 03/28/2027
1.16% (1.00)% Quarterly 06/20/2024 2,130 32 (17) 15 —
HSBC Securities Inc Republic of South Africa
Government International
Bond, 5.50%, 03/09/2020
1.73% (1.00)% Quarterly 06/20/2024 4,150 168 (30) 138 —
HSBC Securities Inc Republic of South Africa
Government International
Bond, 5.50%, 03/09/2020
1.73% (1.00)% Quarterly 06/20/2024 1,500 59 (9) 50 —
JPMorgan Chase Mexico Government
International Bond,
4.15%, 03/28/2027
1.16% (1.00)% Quarterly 06/20/2024 1,400 10 — 10 —
JPMorgan Chase Republic of South Africa
Government International
Bond, 5.50%, 03/09/2020
1.73% (1.00)% Quarterly 06/20/2024 2,000 77 (10) 67 —
Total $ 488 $ (95) $ 393 $ —
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/24/2020
65,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 03/25/2020 $ 3,449 $ — $ 71 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/24/2020
4,300,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 03/25/2020 231 — 2 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 08/06/2019
36,500,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 08/07/2019 2,000 — 181 —

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 08/06/2019
20,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 08/07/2019 $ 1,122 $ — $ 76 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
65,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/02/2020 3,577 — 73 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/31/2019
3,500,000 Receive 6 Month USD
LIBOR + 0.80%
Annual 01/02/2020 195 — 1 —
HSBC Securities Inc Nigeria Treasury Bill,
0.00%, 10/03/2019
450,000,000 Receive 3 Month USD
LIBOR + 0.75%
Quarterly 10/04/2019 1,121 — 98 —
HSBC Securities Inc Nigeria Treasury Bill,
0.00%, 10/03/2019
60,000,000 Receive 3 Month USD
LIBOR + 0.75%
Quarterly 10/04/2019 152 — 11 —
HSBC Securities Inc Nigeria Treasury Bill,
0.00%, 10/03/2019
885,000,000 Receive 3 Month USD
LIBOR + 0.75%
Quarterly 10/04/2019 2,294 — 104 —
HSBC Securities Inc Nigeria Treasury Bill,
0.00%, 10/03/2019
130,000,000 Receive 3 Month USD
LIBOR + 0.75%
Quarterly 10/04/2019 337 — 15 —
HSBC Securities Inc Nigeria Treasury Bill,
0.00%, 10/03/2019
830,000,000 Receive 3 Month USD
LIBOR + 0.75%
Quarterly 10/04/2019 2,186 — 62 —
HSBC Securities Inc Nigeria Treasury Bill,
0.00%, 10/03/2019
105,000,000 Receive 3 Month USD
LIBOR + 0.75%
Quarterly 10/04/2019 285 — — —
Total $ — $ 694 $ —
Amounts in thousands except contracts

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.02% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
SPDR Bloomberg Barclays High Yield Bond ETF 58,000 $ 6,298
WisdomTree Trust - WisdomTree International
High Dividend Fund
60,858 2,373
WisdomTree US High Dividend Fund 4,484 328
$ 8,999
Money Market Funds - 2.90%
Principal Government Money Market Fund
2.18%
(a),(b)
224,477,789 224,478
TOTAL INVESTMENT COMPANIES $ 233,477
COMMON STOCKS - 15.75% Shares Held Value (000's)
Advertising - 0.04%
Hakuhodo DY Holdings Inc 17,800 279
Interpublic Group of Cos Inc/The 85,818 1,967
Publicis Groupe SA 17,292 853
$ 3,099
Aerospace & Defense - 0.09%
Boeing Co/The 1,953 666
CAE Inc 46,700 1,259
Dassault Aviation SA 143 197
Elbit Systems Ltd 268 43
General Dynamics Corp 6,756 1,256
Meggitt PLC 116,996 844
Raytheon Co 5,250 957
Thales SA 3,154 356
TransDigm Group Inc
(c)
2,855 1,386
$ 6,964
Agriculture - 0.08%
Altria Group Inc 57,470 2,705
British American Tobacco PLC 41,703 1,486
Golden Agri-Resources Ltd 1,274,500 272
Imperial Brands PLC 40,013 1,016
Japan Tobacco Inc 35,600 784
$ 6,263
Airlines - 0.07%
Copa Holdings SA 22,066 2,231
Delta Air Lines Inc 29,005 1,770
Deutsche Lufthansa AG 32,589 517
Southwest Airlines Co 10,137 522
$ 5,040
Apparel - 0.07%
Adidas AG 1,170 373
Feng TAY Enterprise Co Ltd 100,100 666
Fila Korea Ltd 15,448 874
Hanesbrands Inc 91,357 1,470
Kering SA 668 345
Makalot Industrial Co Ltd 114,450 668
Ralph Lauren Corp 1,967 205
Tapestry Inc 17,435 539
$ 5,140
Automobile Manufacturers - 0.03%
Guangzhou Automobile Group Co Ltd 452,000 460
Honda Motor Co Ltd 21,000 522
Renault SA 20,091 1,121
Volvo AB - B Shares 24,773 368
$ 2,471
Automobile Parts & Equipment - 0.12%
Aisin Seiki Co Ltd 15,100 491
Allison Transmission Holdings Inc 12,782 587
BorgWarner Inc 21,697 820
Cie Generale des Etablissements Michelin SCA 6,548 724
Dana Inc 58,870 984
Denso Corp 14,700 624
Faurecia SE 12,839 608
FCC Co Ltd 28,000 544
Koito Manufacturing Co Ltd 4,600 230
Lear Corp 6,485 822
Magna International Inc 12,800 645
Stanley Electric Co Ltd 9,300 231
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Sumitomo Electric Industries Ltd 38,900 $ 481
Valeo SA 33,327 1,038
Weichai Power Co Ltd 340,000 524
$ 9,353
Banks - 0.65%
Associated Banc-Corp 62,139 1,347
Atlantic Union Bankshares Corp 27,358 1,040
Bank Hapoalim BM
(c)
12,181 92
Bank Leumi Le-Israel BM 17,202 125
Bank of America Corp 35,468 1,088
Bank of Queensland Ltd 169,709 1,081
Bank OZK 40,351 1,234
Bankinter SA 91,677 595
BNP Paribas SA 30,544 1,429
Cathay General Bancorp 23,435 872
CIMB Group Holdings Bhd 649,900 797
Citigroup Inc 21,467 1,528
Citizens Financial Group Inc 68,434 2,550
Comerica Inc 24,412 1,787
Cullen/Frost Bankers Inc 10,718 1,018
Danske Bank A/S 40,970 608
DBS Group Holdings Ltd 23,200 442
DNB ASA 21,616 387
First Citizens BancShares Inc/NC 400 187
Huntington Bancshares Inc/OH 126,704 1,806
ICICI Bank Ltd ADR 42,948 524
Investec PLC 135,480 771
KeyCorp 95,327 1,751
Mediobanca Banca di Credito Finanziario SpA 120,379 1,206
Mizrahi Tefahot Bank Ltd
(c)
1,598 38
Morgan Stanley 34,337 1,530
Northern Trust Corp 11,752 1,152
OFG Bancorp 55,914 1,265
PacWest Bancorp 30,098 1,163
Paragon Banking Group PLC 147,241 748
PNC Financial Services Group Inc/The 11,928 1,705
Regions Financial Corp 72,731 1,159
Royal Bank of Canada 13,000 1,027
Skandinaviska Enskilda Banken AB 70,128 659
State Street Corp 18,133 1,053
SunTrust Banks Inc 23,758 1,582
Svenska Handelsbanken AB 53,427 481
Swedbank AB 48,668 663
Synovus Financial Corp 33,420 1,276
TCF Financial Corp/DE 108,969 2,330
UBS Group AG
(c)
144,365 1,611
Umpqua Holdings Corp 130,549 2,279
United Overseas Bank Ltd 21,900 417
Webster Financial Corp 21,067 1,074
Westpac Banking Corp 46,888 920
Zions Bancorp NA 41,755 1,881
$ 50,278
Beverages - 0.02%
Asahi Group Holdings Ltd 8,100 351
Coca-Cola European Partners PLC 3,170 175
Constellation Brands Inc 5,443 1,071
$ 1,597
Biotechnology - 0.02%
Amgen Inc 7,879 1,470
H Lundbeck A/S 6,202 239
$ 1,709
Building Materials - 0.13%
Buzzi Unicem SpA 41,978 853
Cie de Saint-Gobain 26,628 1,020
Fortune Brands Home & Security Inc 19,434 1,068
HeidelbergCement AG 9,336 674
Ibstock PLC
(d)
295,843 830
LafargeHolcim Ltd
(c)
29,358 1,441
Masco Corp 44,058 1,796

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Summit Materials Inc
(c)
48,109 $ 887
US Concrete Inc
(c)
19,722 929
Xinyi Glass Holdings Ltd 694,000 700
$ 10,198
Chemicals - 0.22%
Akzo Nobel NV 8,393 792
Cabot Corp 22,135 990
Celanese Corp 10,863 1,219
Chemours Co/The 33,472 638
Covestro AG
(d)
17,966 810
Denka Co Ltd 40,900 1,177
Huntsman Corp 55,656 1,144
Israel Chemicals Ltd 8,039 43
Koninklijke DSM NV 4,700 582
LG Chem Ltd 1,560 441
LyondellBasell Industries NV 28,779 2,409
Methanex Corp 11,300 445
Mitsubishi Chemical Holdings Corp 105,300 748
Mitsubishi Gas Chemical Co Inc 46,300 616
Nitto Denko Corp 9,300 458
Shin-Etsu Chemical Co Ltd 3,900 397
Showa Denko KK 13,500 362
Sumitomo Bakelite Co Ltd 26,600 905
Sumitomo Chemical Co Ltd 144,900 661
Tosoh Corp 42,700 598
Valvoline Inc 53,802 1,086
Westlake Chemical Corp 10,348 699
$ 17,220
Commercial Services - 0.19%
Adecco Group AG 33,299 1,817
Ashtead Group PLC 44,534 1,225
Atlantia SpA 54,797 1,409
CCR SA 240,400 945
Cengage Learning Holdings II Inc
(c)
34,465 448
Cintas Corp 2,527 658
H&R Block Inc 89,320 2,473
K12 Inc
(c)
27,372 817
ManpowerGroup Inc 14,975 1,368
Persol Holdings Co Ltd 10,700 259
QinetiQ Group PLC 186,888 656
Randstad NV 19,280 968
Robert Half International Inc 13,014 786
Sixt SE 6,898 709
Sohgo Security Services Co Ltd 5,000 242
$ 14,780
Computers - 0.11%
Appen Ltd 44,858 928
Apple Inc 5,125 1,092
Atos SE 4,897 394
Cognizant Technology Solutions Corp 8,355 544
CyberArk Software Ltd
(c)
5,959 828
HP Inc 78,144 1,644
Infosys Ltd ADR 70,958 803
NetApp Inc 17,329 1,013
Obic Co Ltd 5,800 618
Perspecta Inc 21,928 512
$ 8,376
Consumer Products - 0.01%
Henkel AG & Co KGaA 5,326 500
Cosmetics & Personal Care - 0.02%
Kose Corp 1,000 170
Pola Orbis Holdings Inc 15,600 392
Unilever NV 14,055 815
$ 1,377
Distribution & Wholesale - 0.21%
ATD New Holdings Inc
(c),(e),(f)
385,347 9,599
Fastenal Co 33,734 1,039
IAA Inc
(c)
33,137 1,549
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
ITOCHU Corp 35,900 $ 684
KAR Auction Services Inc 33,137 886
Marubeni Corp 107,500 697
Mitsubishi Corp 24,200 650
Seven Group Holdings Ltd 57,039 699
Toyota Tsusho Corp 15,200 440
$ 16,243
Diversified Financial Services - 0.33%
Aareal Bank AG 9,082 258
Affiliated Managers Group Inc 5,343 458
Alliance Data Systems Corp 4,114 645
Amundi SA
(d)
14,866 1,023
Aruhi Corp 35,700 671
Burford Capital Ltd 33,378 608
Capital One Financial Corp 12,052 1,114
Discover Financial Services 15,905 1,427
Hana Financial Group Inc 17,769 520
Hong Kong Exchanges & Clearing Ltd 14,700 494
Intercontinental Exchange Inc 8,487 746
Invesco Ltd 168,643 3,236
Julius Baer Group Ltd
(c)
26,394 1,128
Legg Mason Inc 79,954 3,011
Mebuki Financial Group Inc 283,300 699
ORIX Corp 50,300 718
Raymond James Financial Inc 9,182 741
SEI Investments Co 11,914 710
St James's Place PLC 65,245 778
Standard Life Aberdeen PLC 544,485 1,975
Synchrony Financial 38,596 1,385
Visa Inc 2,207 393
Western Union Co/The 125,231 2,630
$ 25,368
Electric - 2.91%
AGL Energy Ltd 47,549 681
Ameren Corp 15,601 1,181
CenterPoint Energy Inc 34,140 990
Clearway Energy Inc - Class C 986,420 17,775
CMS Energy Corp 221,409 12,890
Consolidated Edison Inc 165,000 14,018
DTE Energy Co 189,768 24,121
Duke Energy Corp 25,000 2,168
Edison International 212,000 15,803
Enel SpA 197,313 1,350
Entergy Corp 17,284 1,826
FirstEnergy Corp 463,832 20,395
Fortis Inc/Canada 440,000 17,343
Hera SpA 242,692 904
Infraestructura Energetica Nova SAB de CV 170,000 655
Meridian Energy Ltd 17,386 54
NextEra Energy Inc 105,000 21,753
NRG Energy Inc 362,500 12,376
Portland General Electric Co 22,195 1,217
Public Service Enterprise Group Inc 225,000 12,859
Red Electrica Corp SA 43,146 814
Sempra Energy 127,500 17,267
Southern Co/The 260,000 14,612
Vistra Energy Corp 540,000 11,588
$ 224,640
Electrical Components & Equipment - 0.02%
Acuity Brands Inc 1,616 217
Brother Industries Ltd 27,700 490
Delta Electronics Inc 167,000 806
$ 1,513
Electronics - 0.08%
Allegion PLC 5,462 565
Alps Alpine Co Ltd 18,000 328
Gentex Corp 55,963 1,534
Hitachi High-Technologies Corp 9,600 484
Honeywell International Inc 6,938 1,196

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
MINEBEA MITSUMI Inc 16,100 $ 275
Mycronic AB 55,108 847
Nippon Electric Glass Co Ltd 21,000 470
Taiwan Union Technology Corp 198,000 810
$ 6,509
Energy - Alternate Sources - 0.38%
NextEra Energy Partners LP 610,985 29,718
Engineering & Construction - 0.09%
ACS Actividades de Construccion y Servicios SA 20,098 812
Auckland International Airport Ltd 13,052 80
Badger Daylighting Ltd 36,200 1,307
China Communications Services Corp Ltd 852,000 593
CIMIC Group Ltd 10,451 261
CK Infrastructure Holdings Ltd 93,000 721
Eiffage SA 4,928 487
Kajima Corp 36,700 472
Kyowa Exeo Corp 30,600 735
Obayashi Corp 45,100 427
Shimizu Corp 57,400 462
Taisei Corp 9,300 321
$ 6,678
Entertainment - 0.03%
Aristocrat Leisure Ltd 13,757 286
Flutter Entertainment PLC 9,284 733
Genting Singapore Ltd 400,800 267
GVC Holdings PLC 106,647 764
$ 2,050
Food - 0.10%
Calbee Inc 8,400 237
Dairy Farm International Holdings Ltd 4,900 37
Ingredion Inc 15,083 1,166
Jardine Strategic Holdings Ltd 3,200 110
Koninklijke Ahold Delhaize NV 25,157 571
Kroger Co/The 33,337 705
Mondelez International Inc 22,713 1,215
Mowi ASA 21,854 525
Sonae SGPS SA 891,527 832
Tyson Foods Inc 18,684 1,485
Wesfarmers Ltd 36,225 970
$ 7,853
Forest Products & Paper - 0.04%
Interfor Corp
(c)
57,532 522
Smurfit Kappa Group PLC 28,915 910
Stora Enso Oyj 60,609 698
UPM-Kymmene Oyj 33,571 905
West Fraser Timber Co Ltd 6,000 234
$ 3,269
Gas - 0.73%
Atmos Energy Corp 4,555 497
Centrica PLC 1,039,662 957
NiSource Inc 767,253 22,780
South Jersey Industries Inc 288,220 9,814
Southwest Gas Holdings Inc 251,534 22,363
$ 56,411
Hand & Machine Tools - 0.02%
Rhi Magnesita NV 8,622 467
Snap-on Inc 7,276 1,110
Techtronic Industries Co Ltd 47,000 350
$ 1,927
Healthcare - Products - 0.02%
Carl Zeiss Meditec AG 10,982 1,203
Fisher & Paykel Healthcare Corp Ltd 7,767 84
STERIS PLC 3,809 567
$ 1,854
Healthcare - Services - 0.05%
Encompass Health Corp 12,902 824
Quest Diagnostics Inc 22,351 2,282
Ramsay Health Care Ltd 6,220 309
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Ryman Healthcare Ltd 5,427 $ 46
UnitedHealth Group Inc 3,094 770
$ 4,231
Holding Companies - Diversified - 0.02%
CK Hutchison Holdings Ltd 70,000 654
Jardine Matheson Holdings Ltd 3,200 194
Swire Pacific Ltd 44,000 502
$ 1,350
Home Builders - 0.11%
Daiwa House Industry Co Ltd 18,000 512
Persimmon PLC 90,703 2,213
PulteGroup Inc 64,518 2,033
Sekisui House Ltd 53,800 905
Taylor Wimpey PLC 199,157 390
Thor Industries Inc 19,184 1,143
Toll Brothers Inc 42,802 1,540
$ 8,736
Home Furnishings - 0.00%
Hoshizaki Corp 2,700 191
Sony Corp 2,000 113
Targus Group International Inc
(c),(e),(f)
75,880 38
$ 342
Housewares - 0.04%
Newell Brands Inc 183,780 2,608
Toro Co/The 9,230 672
$ 3,280
Insurance - 0.43%
Aegon NV 247,981 1,222
Allstate Corp/The 11,106 1,193
American Financial Group Inc/OH 18,827 1,928
Arthur J Gallagher & Co 14,242 1,288
ASR Nederland NV 18,894 710
Assured Guaranty Ltd 19,311 844
Athene Holding Ltd
(c)
14,497 592
Aviva PLC 211,825 1,040
AXA SA 52,043 1,311
Dai-ichi Life Holdings Inc 33,200 488
Fidelity National Financial Inc 38,025 1,630
Great-West Lifeco Inc 61,800 1,357
Hanover Insurance Group Inc/The 8,735 1,133
Legal & General Group PLC 266,925 846
Loews Corp 5,801 311
Manulife Financial Corp 68,100 1,233
MS&AD Insurance Group Holdings Inc 22,900 751
National General Holdings Corp 39,069 966
Progressive Corp/The 24,892 2,016
Prudential Financial Inc 21,192 2,147
Reinsurance Group of America Inc 5,797 904
Sampo Oyj 29,805 1,238
Sompo Holdings Inc 13,200 547
Sun Life Financial Inc 28,200 1,172
Swiss Life Holding AG 2,581 1,247
Tokio Marine Holdings Inc 10,900 579
Travelers Cos Inc/The 9,026 1,323
Unum Group 38,076 1,216
Zurich Insurance Group AG 5,921 2,059
$ 33,291
Internet - 0.02%
CDW Corp/DE 6,029 712
Kakaku.com Inc 14,300 297
VeriSign Inc
(c)
4,025 850
$ 1,859
Investment Companies - 0.01%
Wendel SA 4,424 610
Iron & Steel - 0.21%
BlueScope Steel Ltd 14,008 123
Reliance Steel & Aluminum Co 10,574 1,057
Specialty Steel Holdings, Inc.
(c),(e),(f)
87 13,533

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
Steel Dynamics Inc 38,867 $ 1,225
$ 15,938
Leisure Products & Services - 0.08%
Brunswick Corp/DE 15,134 744
Carnival PLC 11,607 524
Giant Manufacturing Co Ltd 126,000 962
Harley-Davidson Inc 56,519 2,022
Planet Fitness Inc
(c)
12,655 996
Yamaha Motor Co Ltd 33,900 594
$ 5,842
Lodging - 0.04%
City Developments Ltd 143,400 1,006
Extended Stay America Inc 73,454 1,228
Hilton Worldwide Holdings Inc 7,866 759
Melco Resorts & Entertainment Ltd ADR 3,581 81
NagaCorp Ltd 24,000 36
Shangri-La Asia Ltd 254,000 309
$ 3,419
Machinery - Construction & Mining - 0.02%
Oshkosh Corp 20,420 1,707
Machinery - Diversified - 0.09%
Amada Holdings Co Ltd 60,000 660
Cummins Inc 9,973 1,635
Deutz AG 56,202 388
Dover Corp 13,560 1,313
Graco Inc 13,303 640
KION Group AG 8,091 431
Nordson Corp 3,854 546
Roper Technologies Inc 1,308 476
Sumitomo Heavy Industries Ltd 12,600 406
Yaskawa Electric Corp 9,900 328
$ 6,823
Media - 0.70%
Altice USA Inc
(c)
1,050,000 27,100
Charter Communications Inc
(c)
34,435 13,271
Cogeco Communications Inc 144,700 11,428
Comcast Corp - Class A 26,743 1,154
Walt Disney Co/The 7,108 1,017
$ 53,970
Metal Fabrication & Hardware - 0.01%
NSK Ltd 75,000 634
SKF AB 24,538 403
$ 1,037
Mining - 0.32%
Alumina Ltd 872,835 1,384
Anglo American PLC 60,066 1,471
Boliden AB
(c)
13,923 316
Lundin Mining Corp 237,900 1,152
Northern Star Resources Ltd 58,163 512
NRW Holdings Ltd 410,999 681
Real Alloy Holding Inc
(c),(e),(f)
362 14,298
Rio Tinto Ltd 7,829 524
Rio Tinto PLC 16,161 913
Saracen Mineral Holdings Ltd
(c)
187,715 531
South32 Ltd 167,946 357
Southern Copper Corp 62,244 2,228
Teck Resources Ltd 8,200 168
$ 24,535
Miscellaneous Manufacturers - 0.05%
AO Smith Corp 15,610 709
Hexcel Corp 5,814 475
Illinois Tool Works Inc 9,024 1,392
Nikon Corp 35,200 475
Parker-Hannifin Corp 5,155 903
$ 3,954
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 0.58%
Aker BP ASA 24,331 $ 689
Beach Energy Ltd 487,359 703
Cabot Oil & Gas Corp 22,571 432
Caltex Australia Ltd 26,151 481
Canadian Natural Resources Ltd 34,400 871
Chevron Corp 39,500 4,863
ConocoPhillips 13,487 797
DCC PLC 8,862 747
Frontera Energy Corp 71,984 737
Helmerich & Payne Inc 13,988 695
Imperial Oil Ltd 20,600 564
Marathon Oil Corp 64,458 907
Marathon Petroleum Corp 236,137 13,316
Milagro Oil & Gas Inc
(c),(e),(f)
1,874 191
Neste Oyj 14,664 485
Parsley Energy Inc
(c)
24,990 415
Phillips 66 18,134 1,860
Pioneer Natural Resources Co 848 117
Royal Dutch Shell PLC ADR 135,000 8,490
Royal Dutch Shell PLC - A Shares 105,317 3,317
Royal Dutch Shell PLC - B Shares 34,682 1,095
Suncor Energy Inc 25,100 720
TORC Oil & Gas Ltd 136,000 424
Vermilion Energy Inc 85,900 1,539
$ 44,455
Packaging & Containers - 0.01%
Westrock Co 26,607 959
Pharmaceuticals - 0.10%
AbbVie Inc 33,102 2,205
Allergan PLC 8,047 1,291
Astellas Pharma Inc 23,900 339
McKesson Corp 4,914 683
Mirati Therapeutics Inc
(c)
5,429 574
Reata Pharmaceuticals Inc
(c)
4,557 413
Recordati SpA 16,520 740
Shionogi & Co Ltd 3,300 183
Towa Pharmaceutical Co Ltd 42,900 1,077
Zoetis Inc 3,212 369
$ 7,874
Pipelines - 0.67%
Enterprise Products Partners LP 673,300 20,273
ONEOK Inc 147,276 10,321
Targa Resources Corp 291,533 11,344
Williams Cos Inc/The 395,370 9,742
$ 51,680
Private Equity - 0.03%
Intermediate Capital Group PLC 53,394 900
NexPoint Residential Trust Inc 27,322 1,179
$ 2,079
Real Estate - 0.60%
ADO Properties SA
(d)
14,836 636
Aroundtown SA 476,144 3,799
Azrieli Group Ltd 485 34
CA Immobilien Anlagen AG 20,907 736
Castellum AB 96,102 1,951
Daito Trust Construction Co Ltd 4,800 619
Deutsche Wohnen SE 28,898 1,054
Echo Investment SA 396,170 475
Entra ASA
(d)
65,598 951
Fabege AB 72,166 1,114
Hongkong Land Holdings Ltd 16,956 103
Kerry Properties Ltd 224,000 841
LEG Immobilien AG 22,890 2,640
Leopalace21 Corp 386,500 809
Mitsubishi Estate Co Ltd 244,600 4,502
Mitsui Fudosan Co Ltd 210,170 4,744
New World Development Co Ltd 3,441,580 4,846
Nexity SA 9,823 472
Sun Hung Kai Properties Ltd 390,000 6,285

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
TAG Immobilien AG
(c)
92,709 $ 2,183
Times China Holdings Ltd 345,000 605
TLG Immobilien AG 57,766 1,696
Tokyo Tatemono Co Ltd 63,400 740
Vonovia SE 66,003 3,222
Wheelock & Co Ltd 85,000 535
Wihlborgs Fastigheter AB 63,439 922
$ 46,514
REITs - 3.20%
AIMS APAC REIT 491,790 530
Alexandria Real Estate Equities Inc 23,280 3,407
Allied Properties Real Estate Investment Trust 19,700 730
Altarea SCA 3,012 615
American Homes 4 Rent 111,677 2,704
Americold Realty Trust 37,824 1,268
Apartment Investment & Management Co 57,095 2,829
Apple Hospitality REIT Inc 232,496 3,653
Arena REIT 932,772 1,810
Assura PLC 848,168 665
AvalonBay Communities Inc 31,454 6,567
Big Yellow Group PLC 70,484 846
Blackstone Mortgage Trust Inc 31,942 1,135
Brandywine Realty Trust 50,781 749
Camden Property Trust 4,623 479
Canadian Apartment Properties REIT 30,158 1,113
CapitaLand Commercial Trust 833,200 1,245
CapitaLand Retail China Trust 441,020 509
CareTrust REIT Inc 50,192 1,166
Champion REIT 986,090 731
Charter Hall Group 84,145 651
City Office REIT Inc 208,211 2,578
CoreSite Realty Corp 84,000 8,804
Corporate Office Properties Trust 80,815 2,256
Covivio 18,475 1,889
Cromwell European Real Estate Investment Trust 2,031,700 1,143
Cromwell Property Group 4,789,622 3,861
Crown Castle International Corp 20,502 2,732
CubeSmart 105,090 3,568
Daiwa Office Investment Corp 213 1,574
Dexus 228,543 2,044
Dream Global Real Estate Investment Trust 84,000 897
Dream Industrial Real Estate Investment Trust 487,330 4,479
Duke Realty Corp 33,706 1,123
EPR Properties 49,730 3,701
Equinix Inc 29,614 14,869
Essential Properties Realty Trust Inc 209,820 4,431
Essex Property Trust Inc 15,259 4,612
Far East Hospitality Trust 1,496,030 739
Gecina SA 10,116 1,547
Goodman Group 355,011 3,590
GPT Group/The 399,625 1,696
HCP Inc 133,591 4,265
Healthcare Trust of America Inc 141,935 3,822
Highwoods Properties Inc 17,535 795
Host Hotels & Resorts Inc 54,150 942
Hudson Pacific Properties Inc 41,641 1,470
Independence Realty Trust Inc 645,780 7,975
Industrial & Infrastructure Fund Investment Corp 681 890
Industrial Logistics Properties Trust 273,876 5,856
Inmobiliaria Colonial Socimi SA 124,681 1,392
Investec Australia Property Fund
(c)
519,095 543
Invincible Investment Corp 2,688 1,543
Invitation Homes Inc 265,805 7,302
Irish Residential Properties REIT PLC 536,076 1,018
Japan Hotel REIT Investment Corp 4,018 3,355
Japan Rental Housing Investments Inc 696 584
Kenedix Office Investment Corp 172 1,235
Kenedix Retail REIT Corp 457 1,093
Kilroy Realty Corp 24,876 1,977
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Klepierre SA 87,042 $ 2,685
Land Securities Group PLC 78,158 756
Liberty Property Trust 26,189 1,370
Link REIT 359,900 4,186
LondonMetric Property PLC 607,637 1,499
Macerich Co/The 34,172 1,129
Macquarie Mexico Real Estate Management SA
de CV
(d)
1,492,750 1,694
Mapletree Logistics Trust 1,878,130 2,100
MCUBS MidCity Investment Corp 6,187 6,164
Merlin Properties Socimi SA 295,941 4,041
Minto Apartment Real Estate Investment Trust 51,416 791
Mitsui Fudosan Logistics Park Inc
(c)
459 1,657
New Residential Investment Corp 82,063 1,288
NewRiver REIT PLC 662,937 1,321
NSI NV 14,624 621
Park Hotels & Resorts Inc 15,321 405
Pebblebrook Hotel Trust 14,159 396
Physicians Realty Trust 234,749 4,040
PLA Administradora Industrial S de RL de CV 863,435 1,217
Primary Health Properties PLC 380,141 607
Prologis Inc 104,594 8,431
Rexford Industrial Realty Inc 37,076 1,535
Sabra Health Care REIT Inc 204,662 4,224
Segro PLC 296,737 2,753
Sekisui House Reit Inc 2,165 1,679
Simon Property Group Inc 16,075 2,607
Spirit Realty Capital Inc 35,207 1,553
STAG Industrial Inc 57,376 1,705
Stockland 629,599 1,965
STORE Capital Corp 48,717 1,667
Sun Communities Inc 32,348 4,296
Sunstone Hotel Investors Inc 61,093 807
Tanger Factory Outlet Centers Inc 136,617 2,170
Taubman Centers Inc 59,854 2,425
Two Harbors Investment Corp 30,074 405
UNITE Group PLC/The 184,361 2,312
Uniti Group Inc 618,635 5,209
VICI Properties Inc 218,059 4,653
Welltower Inc 44,613 3,708
Weyerhaeuser Co 47,242 1,200
WPT Industrial Real Estate Investment Trust 160,335 2,229
$ 247,092
Retail - 0.38%
Advance Auto Parts Inc 4,309 649
American Eagle Outfitters Inc 30,358 537
Best Buy Co Inc 26,393 2,020
Bosideng International Holdings Ltd 3,002,000 1,036
Canadian Tire Corp Ltd 6,400 699
Collins Foods Ltd 133,396 789
Darden Restaurants Inc 9,255 1,125
Dick's Sporting Goods Inc 31,040 1,154
Dollarama Inc 4,500 167
Dufry AG
(c)
13,117 1,150
Foot Locker Inc 20,498 842
Harvey Norman Holdings Ltd 416,964 1,249
Home Depot Inc/The 6,325 1,352
Industria de Diseno Textil SA 17,707 530
Kohl's Corp 28,154 1,516
Lowe's Cos Inc 8,814 894
MSC Industrial Direct Co Inc 17,872 1,270
Pandora A/S 21,202 813
Penske Automotive Group Inc 38,900 1,788
Restaurant Brands International Inc 12,200 898
Ross Stores Inc 5,266 558
Ruth's Hospitality Group Inc 15,593 347
Ryohin Keikaku Co Ltd 1,000 177
Starbucks Corp 14,710 1,393
Sundrug Co Ltd 10,800 299

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Tiffany & Co 3,789 $ 356
Tractor Supply Co 7,177 781
Tsuruha Holdings Inc 8,800 896
Walgreens Boots Alliance Inc 17,858 973
Welcia Holdings Co Ltd 5,300 246
Wendy's Co/The 62,198 1,131
Williams-Sonoma Inc 26,756 1,784
$ 29,419
Semiconductors - 0.20%
Applied Materials Inc 28,637 1,414
ASML Holding NV 1,107 247
Broadcom Inc 5,482 1,590
Cabot Microelectronics Corp 10,582 1,287
KLA Corp 11,835 1,613
Lam Research Corp 6,449 1,345
Microchip Technology Inc 11,888 1,123
MKS Instruments Inc 6,130 522
NVIDIA Corp 1,371 231
NXP Semiconductors NV 8,144 842
Realtek Semiconductor Corp 74,000 491
Skyworks Solutions Inc 11,521 983
SUMCO Corp 59,000 773
Texas Instruments Inc 13,073 1,634
Tokyo Electron Ltd 6,300 1,067
$ 15,162
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 3,792 866
Wartsila OYJ Abp 46,314 582
Yangzijiang Shipbuilding Holdings Ltd 262,200 270
$ 1,718
Software - 0.08%
Aspect Software Inc
(c),(e),(f)
514,301 —
Broadridge Financial Solutions Inc 8,726 1,109
CDK Global Inc 9,382 487
Citrix Systems Inc 1,655 156
InterXion Holding NV
(c)
46,585 3,508
Synopsys Inc
(c)
6,447 856
$ 6,116
Storage & Warehousing - 0.02%
Safestore Holdings PLC 226,888 1,722
Telecommunications - 0.71%
Accton Technology Corp 182,000 775
BCE Inc 377,475 17,028
Bezeq The Israeli Telecommunication Corp Ltd 23,680 16
CITIC Telecom International Holdings Ltd 2,357,000 973
Cleveland Unlimited Inc
(c),(e),(f)
1 —
Deutsche Telekom AG 63,604 1,042
Eutelsat Communications SA 86,519 1,654
HKT Trust & HKT Ltd 146,000 233
Juniper Networks Inc 52,381 1,415
KDDI Corp 24,900 650
LogMeIn Inc 10,214 776
Motorola Solutions Inc 10,487 1,740
Nippon Telegraph & Telephone Corp 13,000 587
NTT DOCOMO Inc 29,700 712
Service Stream Ltd 888,944 1,811
Spark New Zealand Ltd 24,901 65
Telefonica Deutschland Holding AG 640,899 1,613
Telstra Corp Ltd 212,689 577
TELUS Corp 45,200 1,623
TELUS Corp 535,000 19,230
Ubiquiti Networks Inc 1,893 244
Vodafone Group PLC 991,985 1,805
$ 54,569
Toys, Games & Hobbies - 0.01%
Nintendo Co Ltd 1,300 478
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.10%
Canadian Pacific Railway Ltd 1,200 $ 287
CSX Corp 8,968 631
Kamigumi Co Ltd 12,200 280
Kuehne + Nagel International AG 12,141 1,788
Landstar System Inc 2,873 320
Old Dominion Freight Line Inc 1,204 201
Royal Mail PLC 408,035 1,042
Sankyu Inc 17,200 923
SITC International Holdings Co Ltd 730,000 805
Union Pacific Corp 6,006 1,081
$ 7,358
Water - 0.01%
Pennon Group PLC 47,358 413
TOTAL COMMON STOCKS $ 1,216,930
CONVERTIBLE PREFERRED STOCKS
- 0.07% Shares Held Value (000's)
Banks - 0.07%
Wells Fargo & Co 7.50%
(g)
3,971 $ 5,522
TOTAL CONVERTIBLE PREFERRED STOCKS $ 5,522
PREFERRED STOCKS - 1.13% Shares Held Value (000's)
Banks - 0.33%
AgriBank FCB 6.88%, 01/01/2024
(g)
33,000 3,564
3 Month USD LIBOR + 4.23%
Banco do Estado do Rio Grande do Sul SA
0.08%
127,659 790
Citigroup Inc 6.88%, 11/15/2023
(g)
78,695 2,243
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(g)
2,600 72
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
(g)
101,200 2,851
3 Month USD LIBOR + 3.71%
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(g)
32,200 840
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(g)
70,000 1,845
KeyCorp 6.13%, 12/15/2026
(g)
40,000 1,164
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(g)
60,000 1,648
3 Month USD LIBOR + 3.49%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(g)
50,000 1,346
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(g)
38,000 1,024
3 Month USD LIBOR + 3.15%
Regions Financial Corp 6.38%, 09/15/2024
(g)
4,493 127
3 Month USD LIBOR + 3.54%
State Street Corp 5.35%, 03/15/2026
(g)
3,704 100
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(g)
65,000 1,745
3 Month USD LIBOR + 3.11%
US Bancorp 6.50%, 01/15/2022
(g)
24,882 672
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(g)
120,000 3,380
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(g)
78,727 2,072
$ 25,483
Consumer Products - 0.01%
Henkel AG & Co KGaA 1.85% 4,763 491
Diversified Financial Services - 0.02%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 133
Charles Schwab Corp/The 6.00%, 12/01/2020
(g)
59,400 1,606
$ 1,739

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Electric - 0.24%
Alabama Power Co 5.00%, 10/01/2022
(g)
75,000 $ 1,957
CMS Energy Corp 5.88%, 03/01/2079 200,000 5,466
Dominion Energy Inc 5.25%, 07/30/2076 76,941 2,014
DTE Energy Co 5.25%, 12/01/2077 35,000 935
Duke Energy Corp 5.75%, 06/15/2024
(g)
60,000 1,659
Entergy Louisiana LLC 4.70%, 06/01/2063 97,404 2,496
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
6,445 177
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
120,000 3,252
Southern Co/The 5.25%, 12/01/2077 31,100 823
$ 18,779
Energy - Alternate Sources - 0.02%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,340
3 Month USD LIBOR + 4.01%
Food - 0.01%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(d),(g)
10,000 1,000
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052 19,100 490
Insurance - 0.11%
Allstate Corp/The 6.63%, 10/15/2019
(g)
99,982 2,552
Arch Capital Group Ltd 5.25%, 09/29/2021
(g)
30,800 758
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
100,000 2,863
3 Month USD LIBOR + 5.60%
Reinsurance Group of America Inc 6.20%,
09/15/2042
20,000 548
3 Month USD LIBOR + 4.37%
Voya Financial Inc 5.35%, 09/15/2029
(g)
80,800 2,101
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 8,822
REITs - 0.16%
Equity Residential 8.29%, 12/10/2026
(g)
20,702 1,340
Kimco Realty Corp 5.25%, 12/20/2022
(g)
63,000 1,577
National Retail Properties Inc 5.70%,
09/05/2019
(g)
1,621 41
Prologis Inc 8.54%, 11/13/2026
(g)
92,034 6,421
PS Business Parks Inc 5.75%, 09/05/2019
(g)
9,850 255
Public Storage 5.05%, 08/09/2022
(g)
2,000 51
Public Storage 5.60%, 03/11/2024
(g)
40,000 1,090
Public Storage 5.88%, 12/02/2019
(g)
50,405 1,335
SITE Centers Corp 6.38%, 06/05/2022
(g)
15,702 413
$ 12,523
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(g)
21,800 587
3 Month USD LIBOR + 4.02%
Sovereign - 0.15%
CoBank ACB 3.52%, 07/10/2022
(d),(g)
8,000 5,320
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 740
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(g)
51,000 5,406
3 Month USD LIBOR + 4.56%
$ 11,466
Telecommunications - 0.06%
Centaur Funding Corp 9.08%, 04/21/2020
(d)
2,071 2,185
Telephone & Data Systems Inc 6.88%,
11/15/2059
10,496 267
Telephone & Data Systems Inc 7.00%,
03/15/2060
83,911 2,142
$ 4,594
TOTAL PREFERRED STOCKS $ 87,314
BONDS - 72.91%
Principal
Amount (000's) Value (000's)
Advertising - 0.07%
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(d)
$ 5,400 $ 5,481
Aerospace & Defense - 0.50%
Leonardo SpA
4.88%, 03/24/2025 EUR 500 663
TransDigm Inc
6.00%, 07/15/2022 $ 5,975 6,037
6.25%, 03/15/2026
(d)
7,700 8,075
6.38%, 06/15/2026 12,740 12,975
6.50%, 07/15/2024 8,875 9,119
United Technologies Corp
3.10%, 06/01/2022 1,800 1,838
$ 38,707
Agriculture - 0.36%
Adecoagro SA
6.00%, 09/21/2027 1,600 1,530
JBS Investments II GmbH
5.75%, 01/15/2028
(d)
2,615 2,656
7.00%, 01/15/2026 8,467 9,064
7.00%, 01/15/2026
(d)
1,500 1,606
Kernel Holding SA
8.75%, 01/31/2022 1,500 1,593
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,053
Reynolds American Inc
4.00%, 06/12/2022 2,800 2,902
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 5,600 4,854
Vector Group Ltd
6.13%, 02/01/2025
(d)
$ 1,500 1,421
$ 27,679
Airlines - 0.16%
Gol Finance Inc
7.00%, 01/31/2025
(d)
8,869 8,936
Latam Finance Ltd
7.00%, 03/01/2026
(d)
3,000 3,176
$ 12,112
Apparel - 0.00%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 235
Automobile Manufacturers - 0.14%
Daimler AG
1.40%, 01/12/2024 2,000 2,358
Fiat Chrysler Finance Europe SA
4.75%, 07/15/2022 900 1,126
General Motors Financial Co Inc
5.75%, 12/31/2049
(g),(h)
$ 1,000 933
3 Month USD LIBOR + 3.60%
Jaguar Land Rover Automotive PLC
2.20%, 01/15/2024 EUR 3,500 3,278
Tesla Inc
5.30%, 08/15/2025
(d)
$ 3,250 2,856
$ 10,551
Automobile Parts & Equipment - 0.26%
American Axle & Manufacturing Inc
6.25%, 04/01/2025 2,195 2,201
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 2,300 2,894
LKQ European Holdings BV
3.63%, 04/01/2026 600 697
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(d)
$ 8,125 8,407
Truck Hero Inc
8.50%, 04/21/2024
(d)
5,440 5,440

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 12/31/2049
(g),(h)
$ 700 $ 693
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 20,332
Banks - 5.86%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(d),(g),(h)
4,000 4,410
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/2020 1,500 1,508
Banco de Sabadell SA
5.38%, 12/12/2028
(h)
EUR 2,200 2,703
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 12/29/2049
(g),(h)
$ 7,500 7,481
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
5.75%, 10/04/2031
(d),(h)
6,705 6,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.45%
6.75%, 12/31/2049
(d),(g),(h)
7,000 6,982
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander SA
7.50%, 12/31/2049
(g),(h)
3,000 3,195
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.25%, 12/31/2049
(g),(h)
5,000 5,437
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(g),(h)
14,890 16,677
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(g),(h)
5,300 5,898
3 Month USD LIBOR + 4.17%
Bank of Montreal
1.61%, 10/28/2021 CAD 3,750 2,817
Bank of New York Mellon Corp/The
4.62%, 12/31/2049
(g),(h)
$ 8,700 8,744
3 Month USD LIBOR + 3.13%
4.95%, 12/31/2049
(g),(h)
4,420 4,459
3 Month USD LIBOR + 3.42%
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 7,500 8,221
6.75%, 10/31/2023 1,000 1,140
Barclays Bank PLC
6.28%, 12/29/2049
(g),(h)
$ 3,000 3,146
3 Month USD LIBOR + 1.55%
Barclays PLC
7.88%, 12/31/2049
(g),(h)
10,300 10,712
USD Swap Semi-Annual 5 Year + 6.77%
BB&T Corp
4.80%, 12/31/2049
(g),(h)
7,000 6,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
BBVA Bancomer SA/Texas
5.12%, 01/18/2033
(d),(h)
2,210 2,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
BNP Paribas SA
2.13%, 01/23/2027
(h)
EUR 1,000 1,225
3 Month Euro Interbank Offered Rate +
1.80%
7.37%, 12/31/2049
(d),(g),(h)
$ 3,000 3,322
USD Swap Semi-Annual 5 Year + 5.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
7.63%, 12/31/2049
(d),(g),(h)
$ 5,000 $ 5,269
USD Swap Semi-Annual 5 Year + 6.31%
CaixaBank SA
3.50%, 02/15/2027
(h)
EUR 2,200 2,594
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 925 742
Capital One NA
2.25%, 09/13/2021 $ 850 845
CIT Group Inc
6.13%, 03/09/2028 295 340
Citibank NA
2.13%, 10/20/2020 1,750 1,747
Citigroup Capital III
7.63%, 12/01/2036 8,600 11,095
Citigroup Inc
5.90%, 12/29/2049
(g),(h)
3,043 3,183
3 Month USD LIBOR + 4.23%
5.95%, 12/29/2049
(g),(h)
900 946
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(g),(h)
2,500 2,666
3 Month USD LIBOR + 3.91%
6.13%, 12/31/2049
(g),(h)
4,025 4,155
3 Month USD LIBOR + 4.48%
Citizens Financial Group Inc
5.50%, 12/31/2049
(g),(h)
6,750 6,801
3 Month USD LIBOR + 3.96%
6.38%, 12/31/2049
(g),(h)
10,930 11,329
3 Month USD LIBOR + 3.16%
Credit Agricole SA
7.88%, 12/31/2049
(d),(g),(h)
6,000 6,623
USD Swap Semi-Annual 5 Year + 4.90%
Credit Suisse AG/New York NY
3.63%, 09/09/2024 1,900 1,994
Credit Suisse Group AG
6.25%, 12/31/2049
(d),(g),(h)
3,000 3,159
USD Swap Semi-Annual 5 Year + 3.46%
7.50%, 12/31/2049
(d),(g),(h)
3,300 3,640
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(g),(h)
5,000 5,515
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 12/31/2049
(g),(h)
3,000 3,162
USD Swap Semi-Annual 5 Year + 5.08%
Dresdner Funding Trust I
8.15%, 06/30/2031
(d)
1,100 1,493
Ecobank Transnational Inc
9.50%, 04/18/2024 1,500 1,704
Fifth Third Bancorp
5.10%, 12/31/2049
(g),(h)
15,000 14,864
3 Month USD LIBOR + 3.03%
8.25%, 03/01/2038 900 1,357
FirstRand Bank Ltd
6.25%, 04/23/2028
(h)
550 577
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
4.22%, 05/01/2029
(h)
1,750 1,885
3 Month USD LIBOR + 1.30%
5.38%, 12/31/2049
(g),(h)
22,575 22,774
3 Month USD LIBOR + 3.92%
5.50%, 12/31/2049
(g),(h)
1,000 1,033
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Capital Funding Dollar 1 LP
10.18%, 12/29/2049
(d),(g),(h)
$ 5,200 $ 8,323
3 Month USD LIBOR + 4.98%
10.18%, 12/29/2049
(g),(h)
2,800 4,482
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 1,915
6.25%, 12/31/2049
(g),(h)
10,000 10,225
USD Swap Rate NY 5 Year + 3.45%
6.87%, 12/31/2049
(g),(h)
11,600 12,099
USD Swap Rate NY 5 Year + 5.51%
Iccrea Banca SpA
1.50%, 10/11/2022 EUR 3,500 3,927
ING Groep NV
2.96%, 04/11/2028
(h)
1,000 1,209
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 12/31/2049
(g),(h)
$ 5,000 5,223
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(g),(h)
5,000 5,250
USD Swap Semi-Annual 5 Year + 5.12%
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/31/2049
(d),(g),(h)
3,136 3,183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/31/2049
(g),(h)
6,000 6,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
5.30%, 12/31/2049
(g),(h)
2,195 2,217
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
(g),(h)
11,200 12,423
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,003
Lloyds Bank PLC
12.00%, 12/29/2049
(d),(g),(h)
4,100 4,997
3 Month USD LIBOR + 11.76%
12.00%, 12/29/2049
(g),(h)
3,000 3,656
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(h)
EUR 2,100 2,321
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 494
6.41%, 01/29/2049
(d),(g),(h)
$ 3,500 3,666
3 Month USD LIBOR + 1.50%
6.66%, 01/29/2049
(d),(g),(h)
2,400 2,535
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(g),(h)
8,000 8,376
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
6.45%, 12/31/2049
(g),(h)
535 580
3 Month USD LIBOR + 3.61%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,100 1,407
5.55%, 12/31/2049
(g),(h)
$ 9,525 9,665
3 Month USD LIBOR + 3.81%
5.91%, 12/31/2049
(g)
1,593 1,597
3 Month USD LIBOR + 3.61%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 2,000 1,988
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 728
Popular Inc
6.13%, 09/14/2023 5,000 5,375
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(d)
$ 12,110 $ 11,686
QNB Finansbank AS
4.88%, 05/19/2022 2,000 1,960
4.88%, 05/19/2022
(d)
2,920 2,861
6.88%, 09/07/2024
(d)
4,420 4,557
Royal Bank of Scotland Group PLC
8.00%, 12/31/2049
(g),(h)
300 321
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12/29/2049
(g),(h)
8,100 8,616
USD Swap Semi-Annual 5 Year + 7.60%
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(h)
2,000 2,029
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/31/2049
(d),(g),(h)
9,500 10,165
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
7.01%, 07/29/2049
(d),(g),(h)
750 848
3 Month USD LIBOR + 1.46%
7.75%, 12/31/2049
(d),(g),(h)
7,000 7,525
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(g),(h)
10,000 10,099
USD Swap Semi-Annual 5 Year + 4.11%
Turkiye Halk Bankasi AS
5.00%, 07/13/2021 1,700 1,573
Turkiye Is Bankasi AS
6.13%, 04/25/2024 1,400 1,308
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/2021 2,000 1,949
8.13%, 03/28/2024
(d)
3,640 3,587
UBS Group Funding Switzerland AG
6.88%, 12/31/2049
(g),(h)
7,150 7,607
USD Swap Semi-Annual 5 Year + 4.59%
Unione di Banche Italiane SpA
4.25%, 05/05/2026
(h)
EUR 2,000 2,269
EUR Swap Annual (VS 6 Month) 5 Year
+ 4.18%
Wells Fargo & Co
5.87%, 12/31/2049
(g),(h)
$ 7,100 7,775
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,750 2,458
Woori Bank
5.25%, 12/31/2049
(g),(h)
3,206 3,305
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
Yapi ve Kredi Bankasi AS
5.50%, 12/06/2022 600 567
$ 453,220
Beverages - 0.04%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 700 848
Molson Coors Brewing Co
2.10%, 07/15/2021 $ 1,900 1,889
$ 2,737
Biotechnology - 0.03%
Celgene Corp
4.63%, 05/15/2044 2,000 2,229
Building Materials - 0.06%
Cemex SAB de CV
5.70%, 01/11/2025 1,000 1,026
HeidelbergCement AG
2.25%, 03/30/2023 EUR 2,000 2,383

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Standard Industries Inc/NJ
4.75%, 01/15/2028
(d)
$ 1,015 $ 1,003
$ 4,412
Chemicals - 0.73%
Alpek SAB de CV
4.50%, 11/20/2022 1,300 1,345
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 457
Braskem America Finance Co
7.13%, 07/22/2041
(d)
$ 2,300 2,728
Braskem Netherlands Finance BV
4.50%, 01/10/2028
(d)
2,485 2,509
CF Industries Inc
5.15%, 03/15/2034 1,640 1,620
CNAC HK Finbridge Co Ltd
5.13%, 03/14/2028 7,565 8,348
Cornerstone Chemical Co
6.75%, 08/15/2024
(d)
10,632 9,808
DuPont de Nemours Inc
4.21%, 11/15/2023 700 745
Israel Chemicals Ltd
6.38%, 05/31/2038
(d)
5,055 5,716
Kronos International Inc
3.75%, 09/15/2025 EUR 200 217
Mexichem SAB de CV
5.88%, 09/17/2044 $ 500 524
OCI NV
5.00%, 04/15/2023 EUR 400 465
6.63%, 04/15/2023
(d)
$ 800 832
OCP SA
4.50%, 10/22/2025
(d)
2,410 2,503
5.63%, 04/25/2024 2,200 2,393
6.88%, 04/25/2044
(d)
2,105 2,526
SASOL Financing USA LLC
5.88%, 03/27/2024 700 750
6.50%, 09/27/2028 4,540 5,111
Sociedad Quimica y Minera de Chile SA
4.25%, 05/07/2029
(d)
2,650 2,792
Solvay Finance SA
5.87%, 12/31/2049
(g),(h)
EUR 400 523
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(d),(i)
$ 4,000 4,222
$ 56,134
Coal - 0.18%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(d)
2,085 2,142
Foresight Energy LLC / Foresight Energy Finance
Corp
11.50%, 04/01/2023
(d)
31,600 11,534
$ 13,676
Commercial Mortgage Backed Securities - 17.26%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.50%, 11/10/2042
(j)
2,512 2,486
BANK 2017-BNK4
0.81%, 05/15/2050
(j),(k)
13,843 801
BANK 2017-BNK5
1.18%, 06/15/2060
(d),(j),(k)
42,403 3,404
3.08%, 06/15/2060
(d),(j)
18,288 16,318
4.26%, 06/15/2060
(d),(j)
8,356 6,062
BANK 2017-BNK6
3.10%, 07/15/2060
(d)
2,500 2,261
BANK 2017-BNK9
1.42%, 11/15/2054
(d),(j),(k)
15,200 1,547
2.80%, 11/15/2054
(d)
10,000 8,578
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2018-BNK10
1.74%, 02/15/2061
(d),(j),(k)
$ 31,334 $ 3,985
BANK 2018-BNK12
1.42%, 05/15/2061
(d),(j),(k)
18,728 2,024
3.00%, 05/15/2061
(d)
6,000 5,289
BANK 2018-BNK13
1.54%, 08/15/2061
(d),(j),(k)
41,485 4,988
3.00%, 08/15/2061
(d)
7,000 6,045
4.22%, 08/15/2061
(j)
3,500 3,905
4.68%, 08/15/2061
(j)
6,000 6,608
BANK 2018-BNK14
1.60%, 09/15/2060
(d),(j),(k)
11,466 1,437
3.00%, 09/15/2060
(d)
8,000 7,335
BANK 2019-BNK16
1.83%, 02/15/2052
(d),(j),(k)
13,120 1,909
3.00%, 02/15/2052
(d)
2,500 2,233
3.00%, 02/15/2052
(d)
2,500 2,024
4.79%, 02/15/2052
(j)
1,887 2,070
BANK 2019-BNK17
1.60%, 04/15/2052
(d),(j),(k)
11,541 1,490
3.00%, 04/15/2052
(d)
3,500 3,133
3.00%, 04/15/2052
(d)
3,849 3,215
BANK 2019-BNK18
1.35%, 05/15/2062
(d),(j),(k)
17,647 1,987
3.00%, 05/15/2062
(d)
3,580 3,214
3.00%, 05/15/2062
(d)
4,250 3,565
Bank 2019-BNK19
0.00%, 08/15/2061
(c),(d),(i),(j),(k)
17,014 1,477
3.00%, 08/15/2061
(d),(i)
3,000 2,667
3.00%, 08/15/2061
(d),(i)
3,000 2,486
Barclays Commercial Mortgage Trust 2019-C3
1.79%, 05/15/2052
(d),(j),(k)
6,117 896
3.00%, 05/15/2052
(d)
3,000 2,650
BBCMS Mortgage Trust 2018-C2
4.97%, 12/15/2051
(j)
5,000 5,458
BENCHMARK 2018-B1 Mortgage Trust
1.12%, 01/15/2051
(j),(k)
12,667 1,086
1.37%, 01/15/2051
(d),(j),(k)
30,260 3,117
2.75%, 01/15/2051
(d)
11,120 9,784
3.67%, 01/15/2051
(j)
5,000 5,351
BENCHMARK 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(d),(j),(k)
5,520 590
Benchmark 2018-B5 Mortgage Trust
0.49%, 07/15/2051
(j),(k)
97,226 3,460
3.11%, 07/15/2051
(d),(j)
4,500 4,148
BENCHMARK 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(d),(j),(k)
37,790 4,376
3.12%, 10/10/2051
(d),(j)
3,801 3,188
3.12%, 10/10/2051
(d),(j)
11,720 10,825
BENCHMARK 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(d),(j)
16,962 2,530
3.00%, 05/15/2053
(d),(j)
5,000 4,516
Benchmark 2018-B8 Mortgage Trust
1.87%, 01/15/2052
(d),(j),(k)
6,900 990
3.00%, 01/15/2052
(d)
5,000 4,493
4.87%, 01/15/2052
(j)
7,961 8,887
BENCHMARK 2019-B10 Mortgage Trust
1.23%, 03/15/2062
(j),(k)
47,974 4,494
1.87%, 03/15/2062
(d),(j),(k)
12,985 1,971
3.00%, 03/15/2062
(d)
3,250 2,921
3.00%, 03/15/2062
(d)
5,236 4,352
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(d),(j),(k)
13,924 1,708
3.00%, 05/15/2052
(d)
3,000 2,689
Benchmark 2019-B12 Mortgage Trust
1.26%, 04/15/2029
(d),(i),(j)
13,870 1,295
3.00%, 08/15/2029
(d),(i)
3,000 2,690

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(d),(j),(k)
$ 11,550 $ 1,786
3.00%, 03/15/2052
(d)
3,000 2,693
CD 2006-CD2 Mortgage Trust
5.50%, 01/15/2046
(j)
2,470 1,482
CD 2017-CD5 Mortgage Trust
3.35%, 08/15/2050
(d)
7,000 6,194
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(d),(j),(k)
20,444 2,638
3.10%, 08/15/2051
(d),(j)
12,750 11,617
5.01%, 08/15/2051
(j)
5,182 5,680
CFCRE Commercial Mortgage Trust 2016-C6
1.17%, 11/10/2049
(j),(k)
44,297 2,967
4.22%, 11/10/2049
(j)
4,000 4,131
CGMS Commercial Mortgage Trust 2017-B1
3.00%, 08/15/2050
(d)
7,435 6,269
Citigroup Commercial Mortgage Trust 2012-GC8
4.88%, 09/10/2045
(d),(j)
1,875 1,728
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(d),(j)
16,492 13,762
5.22%, 09/10/2046
(d),(j)
7,700 8,083
Citigroup Commercial Mortgage Trust
2015-GC27
4.43%, 02/10/2048
(j)
10,000 10,213
Citigroup Commercial Mortgage Trust 2016-C1
1.89%, 05/10/2049
(j),(k)
36,599 3,705
Citigroup Commercial Mortgage Trust
2016-GC37
1.78%, 04/10/2049
(j),(k)
14,877 1,372
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(d),(j),(k)
13,247 1,398
3.17%, 03/10/2051
(d),(j)
2,500 2,187
Citigroup Commercial Mortgage Trust 2018-C5
3.22%, 06/10/2051
(d),(j)
1,000 928
Citigroup COmmercial Mortgage Trust 2018-C6
5.07%, 11/10/2051
(d),(j)
10,000 10,634
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(d)
13,993 11,538
5.32%, 05/15/2045
(d),(j)
8,889 9,036
COMM 2012-CCRE4 Mortgage Trust
4.57%, 10/15/2045
(d),(j)
5,000 2,319
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(d),(j)
3,475 3,503
4.32%, 12/10/2045
(d),(j)
7,500 7,252
Comm 2013-CCRE13 Mortgage Trust
4.90%, 11/10/2046
(d),(j)
6,421 6,565
4.90%, 11/10/2046
(d),(j)
5,660 4,958
COMM 2013-CCRE6 Mortgage Trust
1.06%, 03/10/2046
(j),(k)
56,382 1,534
4.08%, 03/10/2046
(d),(j)
13,215 13,210
4.08%, 03/10/2046
(d),(j)
13,750 12,668
COMM 2013-CCRE7 Mortgage Trust
4.39%, 03/10/2046
(d),(j)
7,500 6,099
COMM 2014-CCRE15 Mortgage Trust
4.25%, 02/10/2047
(d),(j)
5,414 5,228
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(d),(j),(k)
44,717 596
4.85%, 05/10/2047
(d),(j)
12,469 12,583
Comm 2014-UBS2 Mortgage Trust
5.00%, 03/10/2047
(d),(j)
13,690 12,861
COMM 2014-UBS3 Mortgage Trust
4.78%, 06/10/2047
(d),(j)
11,861 11,524
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(d)
6,500 5,645
COMM 2015-LC19 Mortgage Trust
4.26%, 02/10/2048
(d),(j)
8,000 6,773
4.26%, 02/10/2048
(j)
2,500 2,615
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2015-LC23 Mortgage Trust
3.65%, 10/10/2048
(d),(j)
$ 6,000 $ 5,872
COMM 2016-COR1 Mortgage Trust
1.44%, 10/10/2049
(j),(k)
44,782 3,301
4.38%, 10/10/2049
(j)
5,000 5,215
COMM 2017-COR2 Mortgage Trust
1.18%, 09/10/2050
(j),(k)
75,939 5,876
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(d),(j),(k)
15,800 2,005
2.96%, 05/10/2051
(d),(j)
8,500 7,442
4.56%, 05/10/2051
(j)
4,875 5,260
Credit Suisse Commercial Mortgage Trust Series
2007-C1
5.46%, 02/15/2040
(j)
23,015 10,671
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(d),(j),(k)
8,985 1,012
3.27%, 08/15/2051
(d),(j)
3,500 3,199
4.22%, 08/15/2051
(j)
5,000 5,540
CSAIL 2019-C15 Commercial Mortgage Trust
1.05%, 03/15/2052
(j),(k)
55,965 4,358
1.98%, 03/15/2052
(d),(j),(k)
3,981 623
3.00%, 03/15/2052
(d)
2,500 2,217
DBGS 2018-BIOD Mortgage Trust
1.75%, 10/15/2051
(d),(j),(k)
9,496 1,235
2.89%, 10/15/2051
(d),(j)
1,750 1,571
4.47%, 10/15/2051 5,500 6,240
DBJPM 17-C6 Mortgage Trust
1.03%, 06/10/2050
(j),(k)
99,247 5,715
3.24%, 06/10/2050
(d),(j)
15,000 13,593
DBUBS 2011-LC1 Mortgage Trust
0.31%, 11/10/2046
(d),(j),(k)
142,384 678
DBUBS 2011-LC2 Mortgage Trust
1.04%, 07/10/2044
(d),(j),(k)
9,406 136
Freddie Mac Multifamily Structured Pass
Through Certificates
1.26%, 08/25/2020
(j),(k)
22,971 237
1.42%, 05/25/2040
(j),(k)
35,000 167
1.46%, 04/25/2041
(j),(k)
86,714 952
1.48%, 01/25/2043
(j),(k)
79,054 5,766
1.62%, 11/25/2042
(j),(k)
83,688 2,789
1.65%, 11/25/2040
(j),(k)
16,936 762
1.66%, 06/25/2041
(j),(k)
20,000 1,124
1.66%, 10/25/2041
(j),(k)
43,000 2,561
1.97%, 11/25/2044
(j),(k)
16,293 1,507
2.01%, 02/25/2041
(j),(k)
33,968 1,097
2.04%, 02/25/2045
(j),(k)
27,900 2,737
2.09%, 05/25/2025
(j),(k)
43,706 4,538
2.11%, 08/25/2042
(j),(k)
98,038 10,042
2.16%, 08/25/2045
(j),(k)
98,643 14,278
2.17%, 07/25/2026
(j),(k)
39,161 4,893
2.17%, 05/25/2046
(j),(k)
75,770 8,685
2.19%, 01/25/2026
(j),(k)
70,234 8,275
2.20%, 12/25/2039
(j),(k)
25,654 1,282
2.21%, 10/25/2028
(j),(k)
17,800 2,881
2.23%, 09/25/2046
(j),(k)
14,690 2,434
2.23%, 05/25/2047
(j),(k)
42,000 5,324
2.26%, 07/25/2046
(j),(k)
17,686 2,899
2.27%, 08/25/2045
(j),(k)
37,838 6,265
2.30%, 01/25/2046
(j),(k)
42,892 7,684
2.31%, 02/25/2047
(j),(k)
28,250 5,204
2.32%, 04/25/2029
(j),(k)
17,584 3,121
3.61%, 06/25/2041
(j),(k)
4,400 273
4.62%, 11/25/2044
(j),(k)
1,800 98
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(d),(j),(k)
8,017 908
GS Mortgage Securities Trust 2010-C2
5.18%, 12/10/2043
(d),(j)
5,000 5,142

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044
(d),(j)
$ 3,660 $ 3,318
GS Mortgage Securities Trust 2012-GCJ7
5.69%, 05/10/2045
(d),(j)
7,429 7,391
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(d),(j)
5,000 5,095
4.74%, 11/10/2045
(d),(j)
8,500 8,050
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(d)
2,500 1,978
GS Mortgage Securities Trust 2013-GCJ14
4.75%, 08/10/2046
(d),(j)
10,460 10,660
4.75%, 08/10/2046
(d),(j)
7,742 7,069
4.75%, 08/10/2046
(d),(j)
2,500 2,204
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(d),(j),(k)
29,811 1,702
4.52%, 11/10/2047
(d),(j)
2,570 2,210
GS Mortgage Securities Trust 2017-GS7
1.13%, 08/10/2050
(j),(k)
28,943 2,046
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(d),(j),(k)
8,353 828
GS Mortgage Securities Trust 2019-GC39
1.63%, 05/10/2052
(d),(j),(k)
16,430 2,201
3.00%, 05/10/2052
(d)
9,864 8,862
3.00%, 05/10/2052
(d)
2,497 2,088
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(d),(j),(k)
4,941 499
1.30%, 07/10/2052
(d),(j),(k)
16,500 1,610
3.00%, 07/10/2052
(d)
4,000 3,590
JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC12
4.99%, 09/12/2037
(j)
17 17
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(j)
9,236 7,574
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 811 746
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(d),(j)
6,000 5,833
5.37%, 08/15/2046
(d),(j)
4,844 4,928
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(d),(j)
3,750 2,982
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(d),(j)
8,553 7,196
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
3.74%, 12/15/2046
(d),(j)
10,000 8,946
5.03%, 12/15/2046
(d),(j)
5,000 5,238
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11
1.26%, 04/15/2046
(j),(k)
51,489 2,042
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.40%, 08/15/2049
(j)
3,250 3,307
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.10%, 07/15/2045
(j)
7,286 7,235
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(d)
9,191 7,519
5.20%, 11/15/2045
(d),(j)
23,750 25,099
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.85%, 02/15/2047
(j),(k)
46,876 1,493
4.81%, 02/15/2047
(d),(j)
7,850 7,437
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.70%, 04/15/2047
(d),(j)
$ 1,359 $ 1,380
4.70%, 04/15/2047
(j)
15,096 15,962
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.01%, 08/15/2047
(j),(k)
38,953 1,533
JPMBB Commercial Mortgage Securities Trust
2014-C23
0.69%, 09/15/2047
(j),(k)
227,397 5,712
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.91%, 11/15/2047
(d),(j)
20,500 19,196
JPMBB Commercial Mortgage Securities Trust
2014-C26
4.41%, 01/15/2048
(j)
5,000 5,258
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(d),(j),(k)
54,005 1,301
1.11%, 10/15/2048
(j),(k)
58,515 2,247
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.65%, 05/15/2048
(j)
5,270 4,454
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.53%, 07/15/2048
(j),(k)
74,068 1,995
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(d),(j),(k)
42,377 1,070
JPMCC Commercial Mortgage Securities Trust
2017-JP5
1.09%, 03/15/2050
(j),(k)
98,030 5,505
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.31%, 07/15/2050
(j),(k)
23,664 1,404
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.05%, 09/15/2050 2,500 2,649
4.41%, 09/15/2050
(d),(j)
14,734 14,920
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(j),(k)
34,379 2,954
2.01%, 03/10/2052
(d),(j),(k)
18,869 2,981
3.00%, 03/10/2052
(d),(j)
7,000 6,320
3.00%, 03/10/2052
(d),(j)
1,000 828
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.78%, 06/13/2052
(d),(j),(k)
8,500 1,243
3.00%, 06/13/2052
(d)
2,500 2,209
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.52%, 06/15/2051 1,250 1,373
LB Commercial Mortgage Trust 2007-C3
5.88%, 07/15/2044
(j)
825 835
5.88%, 07/15/2044
(j)
12,738 11,406
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 10,896 7,626
LB-UBS Commercial Mortgage Trust 2007-C6
6.31%, 07/15/2040
(j)
13,250 13,332
6.31%, 07/15/2040
(j)
8,841 8,291
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(j)
4,100 2,552
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
4.68%, 08/15/2045
(d),(j)
6,787 6,989
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8
4.06%, 12/15/2048
(d),(j)
18,500 18,653

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
4.94%, 02/15/2047
(j)
$ 6,750 $ 7,177
4.94%, 02/15/2047
(d),(j)
5,331 5,058
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.27%, 06/15/2047
(d),(j)
17,104 13,171
4.77%, 06/15/2047
(d),(j)
10,598 9,151
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18
4.49%, 10/15/2047
(j)
4,408 4,581
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.32%, 02/15/2048
(j),(k)
49,445 2,555
1.39%, 02/15/2048
(d),(j),(k)
41,500 2,796
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.92%, 03/15/2048
(j),(k)
32,445 1,266
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26
3.06%, 10/15/2048
(d)
2,185 2,035
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.61%, 05/15/2049
(j),(k)
42,046 3,355
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.32%, 11/15/2049
(d),(j),(k)
21,213 1,765
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.74%, 12/15/2049
(j),(k)
75,140 3,213
Morgan Stanley Capital I Trust 2011-C3
0.69%, 07/15/2049
(d),(j),(k)
18,952 141
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(d),(j),(k)
7,682 1,030
Morgan Stanley Capital I Trust 2018-L1
3.00%, 10/15/2051
(d)
5,000 4,426
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(d),(j),(k)
4,693 594
3.00%, 06/15/2052
(d)
2,122 1,887
SG Commercial Mortgage Securities Trust
2016-C5
0.91%, 10/10/2048
(j),(k)
17,960 1,056
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(d),(j)
8,000 7,390
UBS Commercial Mortgage Trust 2018-C12
4.79%, 08/15/2051
(j)
5,000 5,565
UBS Commercial Mortgage Trust 2018-C15
4.92%, 12/15/2051
(j)
5,000 5,624
UBS-Barclays Commercial Mortgage Trust
2012-C2
1.32%, 05/10/2063
(d),(j),(k)
25,808 835
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(d),(j)
20,994 18,795
5.03%, 08/10/2049
(d),(j)
25,827 25,946
UBS-Barclays Commercial Mortgage Trust
2012-C4
4.48%, 12/10/2045
(d),(j)
12,000 11,772
4.48%, 12/10/2045
(d),(j)
17,981 15,698
UBS-Barclays Commercial Mortgage Trust
2013-C5
4.08%, 03/10/2046
(d),(j)
9,150 8,733
4.08%, 03/10/2046
(d),(j)
5,759 5,030
Wells Fargo Commercial Mortgage Trust 2010-C1
0.57%, 11/15/2043
(d),(j),(k)
13,501 88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.09%, 12/15/2047
(j),(k)
$ 79,424 $ 3,376
3.96%, 12/15/2047
(d),(j)
13,500 12,727
Wells Fargo Commercial Mortgage Trust
2015-C28
4.11%, 05/15/2048
(j)
10,000 9,293
Wells Fargo Commercial Mortgage Trust
2015-C31
3.85%, 11/15/2048 5,536 5,000
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.35%, 05/15/2048
(j),(k)
24,936 705
2.88%, 05/15/2048
(d),(j)
7,116 5,415
4.10%, 05/15/2048
(j)
3,580 3,499
Wells Fargo Commercial Mortgage Trust
2015-NXS3
1.13%, 09/15/2057
(j),(k)
26,121 1,055
3.15%, 09/15/2057
(d)
5,000 4,273
Wells Fargo Commercial Mortgage Trust
2016-C34
2.14%, 06/15/2049
(j),(k)
35,244 3,415
Wells Fargo Commercial Mortgage Trust
2016-C35
1.96%, 07/15/2048
(j),(k)
38,608 3,993
Wells Fargo Commercial Mortgage Trust
2016-C36
4.19%, 11/15/2059
(j)
4,000 4,142
Wells Fargo Commercial Mortgage Trust
2016-C37
4.32%, 12/15/2049
(j)
1,800 1,911
Wells Fargo Commercial Mortgage Trust
2016-NXS5
4.88%, 01/15/2059
(j)
4,254 4,446
Wells Fargo Commercial Mortgage Trust
2017-C38
1.07%, 07/15/2050
(j),(k)
97,000 6,226
Wells Fargo Commercial Mortgage Trust
2017-C40
4.33%, 10/15/2050
(j)
10,000 10,391
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(d),(j),(k)
20,343 2,201
Wells Fargo Commercial Mortgage Trust
2018-C43
1.62%, 03/15/2051
(d),(j),(k)
6,614 783
Wells Fargo Commercial Mortgage Trust
2018-C44
1.84%, 05/15/2051
(d),(j),(k)
8,022 1,078
3.00%, 05/15/2051
(d)
5,000 4,563
4.21%, 05/15/2051 7,500 8,321
Wells Fargo Commercial Mortgage Trust
2018-C45
1.88%, 06/15/2051
(d),(j),(k)
2,647 364
3.00%, 06/15/2051
(d)
1,250 1,109
Wells Fargo Commercial Mortgage Trust
2018-C46
5.15%, 08/15/2051
(j)
6,000 6,656
Wells Fargo Commercial Mortgage Trust
2018-C47
1.94%, 09/15/2061
(d),(j),(k)
14,133 2,123
3.00%, 09/15/2061
(d)
6,000 5,229
4.94%, 09/15/2061
(j)
4,500 4,845
Wells Fargo Commercial Mortgage Trust
2018-C48
0.96%, 01/15/2052
(j),(k)
68,882 4,986
5.12%, 01/15/2052
(j)
10,000 11,166

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(d),(j),(k)
$ 4,336 $ 728
3.00%, 03/15/2052
(d)
2,500 2,154
Wells Fargo Commercial Mortgage Trust
2019-C50
2.02%, 05/15/2052
(d),(j),(k)
14,851 2,435
WFRBS Commercial Mortgage Trust 2011-C5
0.12%, 11/15/2044
(d),(j),(k)
121,391 373
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(d)
10,000 7,876
4.51%, 05/15/2047
(j)
1,000 1,005
WFRBS Commercial Mortgage Trust 2014-C22
3.90%, 09/15/2057
(d),(j)
10,000 8,239
WFRBS Commercial Mortgage Trust 2014-C24
3.69%, 11/15/2047
(d)
11,047 8,912
3.93%, 11/15/2047 2,370 2,466
$ 1,334,049
Commercial Services - 0.67%
DP World PLC
5.63%, 09/25/2048
(d)
1,175 1,303
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(d),(i)
2,405 2,456
Loxam SAS
6.00%, 04/15/2025 EUR 500 580
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(d)
$ 7,988 7,628
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(d)
3,975 3,969
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(d)
8,425 9,057
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(d)
11,225 11,614
Team Health Holdings Inc
6.38%, 02/01/2025
(d)
17,520 14,279
Worldpay LLC / Vantiv Issuer Corp
3.88%, 11/15/2025 GBP 600 766
$ 51,652
Computers - 0.03%
Apple Inc
0.35%, 06/10/2020 JPY 130,000 1,199
International Business Machines Corp
5.60%, 11/30/2039 $ 800 1,021
$ 2,220
Cosmetics & Personal Care - 0.22%
Avon International Operations Inc
7.88%, 08/15/2022
(d)
6,500 6,763
High Ridge Brands Co
8.88%, 03/15/2025
(d)
15,607 624
Procter & Gamble Co/The
1.13%, 11/02/2023 EUR 1,800 2,105
Walnut Bidco PLC
9.13%, 08/01/2024
(d),(i)
$ 7,000 7,160
$ 16,652
Distribution & Wholesale - 0.17%
IAA Inc
5.50%, 06/15/2027
(d)
1,725 1,804
LKQ Corp
4.75%, 05/15/2023 10,980 11,161
$ 12,965
Diversified Financial Services - 2.38%
Ally Financial Inc
5.75%, 11/20/2025 3,565 3,979
Avation Capital SA
6.50%, 05/15/2021
(d)
855 879
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp
5.55%, 12/31/2049
(g),(h)
$ 18,140 $ 18,367
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 02/28/2049
(g),(h)
4,198 4,625
3 Month USD LIBOR + 4.82%
Credit Acceptance Corp
7.38%, 03/15/2023 2,994 3,114
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/2023 1,400 1,468
Curo Group Holdings Corp
8.25%, 09/01/2025
(d)
3,000 2,647
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(d),(g),(h)
6,250 6,297
3 Month USD LIBOR + 3.17%
Docuformas SAPI de CV
10.25%, 07/24/2024
(d)
1,800 1,787
Garfunkelux Holdco 3 SA
8.50%, 11/01/2022 GBP 4,600 5,147
goeasy Ltd
7.88%, 11/01/2022
(d)
$ 6,000 6,255
Huarong Finance 2017 Co Ltd
4.50%, 12/31/2049
(g),(h)
2,400 2,414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.77%
International Personal Finance PLC
5.75%, 04/07/2021 EUR 4,000 3,959
Intrum AB
2.75%, 07/15/2022 1,700 1,896
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 10/01/2025
(d)
$ 11,800 12,095
LoanCore Capital Markets LLC / JLC Finance
Corp
6.88%, 06/01/2020
(d)
2,275 2,264
Mongolian Mortgage Corp Hfc LLC
9.75%, 01/29/2022
(d)
2,500 2,538
Nationstar Mortgage Holdings Inc
8.13%, 07/15/2023
(d)
11,380 11,821
NFP Corp
6.88%, 07/15/2025
(d)
30,445 30,597
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(d)
6,075 6,257
Quicken Loans Inc
5.75%, 05/01/2025
(d)
7,064 7,294
Shriram Transport Finance Co Ltd
5.95%, 10/24/2022
(d)
3,500 3,584
Springleaf Finance Corp
6.63%, 01/15/2028 12,525 13,558
6.88%, 03/15/2025 3,195 3,573
7.13%, 03/15/2026 500 562
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(d)
BRL 49,263 14,425
Unifin Financiera SAB de CV SOFOM ENR
8.38%, 01/27/2028
(d)
$ 12,440 12,331
$ 183,733
Electric - 0.94%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(d)
5,000 5,337
Bi Hai Co Ltd
6.25%, 03/05/2022 2,300 2,363
Brookfield Infrastructure Finance ULC
3.32%, 02/22/2024 CAD 1,000 773
Calpine Corp
5.75%, 01/15/2025 $ 7,100 7,062

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Clearway Energy Operating LLC
5.75%, 10/15/2025
(d)
$ 580 $ 602
Cometa Energia SA de CV
6.38%, 04/24/2035 2,340 2,437
Comision Federal de Electricidad
4.88%, 01/15/2024 1,250 1,303
Duke Energy Corp
3.75%, 09/01/2046 1,000 995
Emera Inc
6.75%, 06/15/2076
(h)
4,400 4,785
3 Month USD LIBOR + 5.44%
Emera US Finance LP
4.75%, 06/15/2046 800 898
Enel Chile SA
4.88%, 06/12/2028 200 219
Enel SpA
8.75%, 09/24/2073
(d),(h)
2,500 2,912
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
7.85%, 04/02/2026 ZAR 77,500 4,965
FirstEnergy Corp
7.38%, 11/15/2031 $ 1,250 1,727
Fortis Inc/Canada
3.06%, 10/04/2026 1,239 1,241
Genneia SA
8.75%, 01/20/2022
(d)
3,610 3,362
Lamar Funding Ltd
3.96%, 05/07/2025 500 459
Light Servicos de Eletricidade SA/Light Energia
SA
7.25%, 05/03/2023 1,900 2,038
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(d)
4,500 5,247
Minejesa Capital BV
4.63%, 08/10/2030 2,400 2,451
4.63%, 08/10/2030
(d)
3,500 3,574
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(d),(i)
2,665 2,690
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
2,200 2,307
3 Month USD LIBOR + 3.63%
Naturgy Finance BV
3.38%, 12/31/2049
(g),(h)
EUR 300 351
EUR Swap Annual (VS 6 Month) 9 Year
+ 3.08%
Pampa Energia SA
7.38%, 07/21/2023 $ 600 595
7.50%, 01/24/2027 1,400 1,291
7.50%, 01/24/2027
(d)
3,700 3,411
Perusahaan Listrik Negara PT
4.13%, 05/15/2027 700 730
4.88%, 07/17/2049
(d)
2,280 2,326
RWE AG
3.50%, 04/21/2075
(h)
EUR 500 591
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 2,000 2,042
Vistra Energy Corp
8.13%, 01/30/2026
(d)
345 371
Vistra Operations Co LLC
5.50%, 09/01/2026
(d)
890 932
$ 72,387
Electrical Components & Equipment - 0.08%
Belden Inc
2.88%, 09/15/2025 EUR 500 571
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 634
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment (continued)
Energizer Holdings Inc
5.50%, 06/15/2025
(d)
$ 505 $ 513
6.38%, 07/15/2026
(d)
610 636
WESCO Distribution Inc
5.38%, 06/15/2024 3,861 3,986
$ 6,340
Energy - Alternate Sources - 0.02%
Azure Power Energy Ltd
5.50%, 11/03/2022 1,251 1,261
Engineering & Construction - 0.32%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048
(d)
3,380 4,111
Bioceanico Sovereign Certificate Ltd
0.00%, 06/05/2034
(c),(d)
2,835 1,935
Chongqing Energy Investment Group Co Ltd
5.63%, 03/18/2022 2,300 2,363
IHS Netherlands Holdco BV
9.50%, 10/27/2021
(d)
4,810 4,972
MasTec Inc
4.88%, 03/15/2023 1,220 1,237
Mexico City Airport Trust
5.50%, 07/31/2047 1,900 1,888
5.50%, 07/31/2047
(d)
5,860 5,822
Tutor Perini Corp
6.88%, 05/01/2025
(d)
1,240 1,217
Zhaohai Investment BVI Ltd
4.00%, 07/23/2020 1,500 1,474
$ 25,019
Entertainment - 0.93%
AMC Entertainment Holdings Inc
5.88%, 11/15/2026 13,595 12,337
6.13%, 05/15/2027 4,080 3,662
Boyne USA Inc
7.25%, 05/01/2025
(d)
8,575 9,347
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(d)
3,995 3,986
Cinemark USA Inc
4.88%, 06/01/2023 7,575 7,671
Eldorado Resorts Inc
6.00%, 09/15/2026 635 686
7.00%, 08/01/2023 430 449
International Game Technology PLC
6.25%, 02/15/2022
(d)
9,300 9,788
6.25%, 01/15/2027
(d)
2,900 3,146
6.50%, 02/15/2025
(d)
5,365 5,874
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(d)
1,315 1,371
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 1,500 1,570
4.63%, 04/16/2029
(d)
5,160 5,400
Sisal Group SpA
7.00%, 07/31/2023 EUR 4,300 4,965
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(d)
$ 1,200 1,264
WMG Acquisition Corp
4.13%, 11/01/2024 EUR 630 728
$ 72,244
Environmental Control - 0.32%
Covanta Holding Corp
5.88%, 07/01/2025 $ 3,625 3,770
6.00%, 01/01/2027 5,200 5,369
GFL Environmental Inc
5.38%, 03/01/2023
(d)
8,000 8,110
5.63%, 05/01/2022
(d)
4,000 4,030
8.50%, 05/01/2027
(d)
2,500 2,737

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Pro USA Inc
5.50%, 02/15/2026
(d)
$ 875 $ 895
$ 24,911
Food - 0.96%
Alicorp SAA
6.88%, 04/17/2027
(d)
PEN 6,700 2,175
Arcor SAIC
6.00%, 07/06/2023 $ 250 247
Boparan Finance PLC
5.50%, 07/15/2021 GBP 200 129
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 4,300 4,060
Cencosud SA
4.38%, 07/17/2027
(d)
$ 3,400 3,396
6.63%, 02/12/2045
(d)
1,050 1,160
Cosan Ltd
5.50%, 09/20/2029
(d)
5,070 5,102
Grupo Bimbo SAB de CV
5.95%, 12/31/2049
(d),(g),(h)
3,250 3,411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Ingles Markets Inc
5.75%, 06/15/2023 2,668 2,721
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(d)
6,650 6,866
MARB BondCo PLC
6.88%, 01/19/2025
(d)
10,353 10,612
6.88%, 01/19/2025 1,900 1,948
Minerva Luxembourg SA
5.88%, 01/19/2028
(d)
1,835 1,794
NBM US Holdings Inc
6.63%, 08/06/2029
(d),(i)
4,625 4,618
Nestle Holdings Inc
4.00%, 09/24/2048
(d)
2,000 2,222
Post Holdings Inc
5.00%, 08/15/2026
(d)
6,460 6,597
5.50%, 03/01/2025
(d)
4,975 5,174
Simmons Foods Inc
5.75%, 11/01/2024
(d)
4,412 4,037
Tesco PLC
6.13%, 02/24/2022 GBP 450 613
US Foods Inc
5.88%, 06/15/2024
(d)
$ 6,918 7,091
$ 73,973
Food Service - 0.01%
Aramark International Finance Sarl
3.13%, 04/01/2025 EUR 400 456
Forest Products & Paper - 0.25%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029
(d)
$ 2,460 2,569
Smurfit Kappa Acquisitions ULC
2.75%, 02/01/2025 EUR 400 482
Suzano Austria GmbH
5.00%, 01/15/2030
(d)
$ 4,200 4,301
6.00%, 01/15/2029
(d)
2,100 2,318
7.00%, 03/16/2047
(d)
8,607 9,971
$ 19,641
Gas - 0.02%
Perusahaan Gas Negara Tbk PT
5.13%, 05/16/2024 1,400 1,515
Hand & Machine Tools - 0.26%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(d)
22,820 20,310
Healthcare - Products - 0.16%
Avantor Inc
9.00%, 10/01/2025
(d)
10,700 11,857
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Boston Scientific Corp
4.00%, 03/01/2028 $ 800 $ 865
$ 12,722
Healthcare - Services - 3.48%
Acadia Healthcare Co Inc
5.63%, 02/15/2023 6,400 6,450
Anthem Inc
3.65%, 12/01/2027 1,700 1,761
Catalent Pharma Solutions Inc
5.00%, 07/15/2027
(d)
2,425 2,492
Centene Corp
5.38%, 06/01/2026
(d)
785 829
6.13%, 02/15/2024 1,880 1,969
DaVita Inc
5.13%, 07/15/2024 14,750 14,736
Eagle Holding Co II LLC
7.63%, PIK 8.38%, 05/15/2022
(d),(j),(l)
11,500 11,586
7.75%, PIK 8.50%, 05/15/2022
(d),(j),(l)
15,780 15,918
Encompass Health Corp
5.75%, 11/01/2024 14,517 14,681
5.75%, 09/15/2025 1,350 1,404
Envision Healthcare Corp
8.75%, 10/15/2026
(d)
37,710 26,114
MEDNAX Inc
6.25%, 01/15/2027
(d)
2,000 1,982
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(d)
7,550 7,323
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(d),(f),(j),(l)
71,916 62,477
Parkway Pantai Ltd
4.25%, 12/31/2049
(g),(h)
750 747
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(d),(j),(l)
38,122 35,263
RegionalCare Hospital Partners Holdings Inc
8.25%, 05/01/2023
(d)
17,150 18,260
Surgery Center Holdings Inc
6.75%, 07/01/2025
(d)
21,328 18,929
10.00%, 04/15/2027
(d)
6,130 6,053
Tenet Healthcare Corp
4.63%, 07/15/2024 2,650 2,695
5.13%, 05/01/2025 11,400 11,360
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 1,808
WellCare Health Plans Inc
5.25%, 04/01/2025 2,160 2,241
West Street Merger Sub Inc
6.38%, 09/01/2025
(d)
2,000 1,835
$ 268,913
Holding Companies - Diversified - 0.04%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 2,500 2,885
ProGroup AG
3.00%, 03/31/2026 450 517
$ 3,402
Home Builders - 0.06%
Lennar Corp
4.50%, 04/30/2024 $ 1,790 1,867
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(d)
1,755 1,830
Williams Scotsman International Inc
7.88%, 12/15/2022
(d)
1,200 1,257
$ 4,954
Home Furnishings - 0.03%
Arcelik AS
5.00%, 04/03/2023 2,200 2,154

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 4.09%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(d)
$ 20,525 $ 18,832
AIG Life Holdings Inc
8.50%, 07/01/2030 5,400 6,903
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
8.25%, 08/01/2023
(d)
42,304 43,256
Allstate Corp/The
5.75%, 08/15/2053
(h)
4,808 5,096
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(h)
12,000 12,612
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
3,850 5,157
3 Month USD LIBOR + 4.20%
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(d)
2,000 1,860
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
7,500 8,081
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
1,000 1,083
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
4,000 4,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Assicurazioni Generali SpA
4.60%, 12/31/2049
(g),(h)
EUR 2,500 2,940
3 Month Euro Interbank Offered Rate +
4.50%
AssuredPartners Inc
7.00%, 08/15/2025
(d)
$ 43,453 43,236
AXA SA
6.38%, 12/29/2049
(d),(g),(h)
3,500 4,034
3 Month USD LIBOR + 2.26%
Berkshire Hathaway Inc
1.13%, 03/16/2027 EUR 2,500 2,960
Brighthouse Financial Inc
3.70%, 06/22/2027 $ 3,000 2,906
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 12/31/2049
(g),(h)
EUR 1,900 2,479
3 Month Euro Interbank Offered Rate +
5.77%
Catlin Insurance Co Ltd
5.28%, 07/29/2049
(d),(g)
$ 6,150 6,150
3 Month USD LIBOR + 2.98%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(h)
1,000 981
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
China Life Insurance Co Ltd
4.00%, 07/03/2135
(h)
1,000 999
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.29%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,300 5,856
3 Month USD LIBOR + 4.92%
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(d)
13,425 14,029
Fortune Star BVI Ltd
5.25%, 03/23/2022 1,500 1,489
Great-West Life & Annuity Insurance Capital LP
6.63%, 11/15/2034
(d)
2,400 2,807
GTCR AP Finance Inc
8.00%, 05/15/2027
(d)
4,790 4,898
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The
4.64%, 02/12/2067
(d)
$ 4,300 $ 3,719
3 Month USD LIBOR + 2.13%
Heungkuk Life Insurance Co Ltd
4.48%, 12/31/2049
(g),(h)
1,000 978
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(d)
19,670 20,002
Legal & General Group PLC
5.25%, 03/21/2047
(h)
3,000 3,097
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
4.85%, 08/01/2044
(d)
1,500 1,682
7.80%, 03/07/2087
(d)
9,861 12,425
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(d)
946 1,347
Lincoln National Corp
4.32%, 04/20/2067 5,584 4,576
3 Month USD LIBOR + 2.04%
4.88%, 05/17/2066 2,100 1,743
3 Month USD LIBOR + 2.36%
Mapfre SA
1.63%, 05/19/2026 EUR 2,000 2,413
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(d),(h)
$ 2,750 2,977
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
5.25%, 12/31/2049
(g),(h)
8,000 8,090
3 Month USD LIBOR + 3.58%
9.25%, 04/08/2068
(d)
11,000 15,565
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,444
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(d),(g),(h)
3,000 3,240
USD Swap Semi-Annual 5 Year + 3.26%
Nippon Life Insurance Co
5.10%, 10/16/2044
(d),(h)
5,000 5,362
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
5.88%, 09/15/2042 3,700 3,955
3 Month USD LIBOR + 8.35%
Prudential PLC
6.50%, 10/20/2048
(h)
4,200 4,735
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(h)
EUR 800 881
3 Month Euro Interbank Offered Rate +
4.46%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(d),(h)
$ 1,200 1,297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(h)
EUR 200 232
3 Month Euro Interbank Offered Rate +
2.45%
USI Inc/NY
6.88%, 05/01/2025
(d)
$ 2,585 2,572
Voya Financial Inc
5.65%, 05/15/2053 9,605 10,132
3 Month USD LIBOR + 7.16%
6.13%, 12/31/2049
(g),(h)
800 852
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 316,260

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0.39%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 $ 3,700 $ 3,773
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,260
Netflix Inc
3.63%, 05/15/2027 EUR 500 594
4.38%, 11/15/2026 $ 1,885 1,904
Tencent Holdings Ltd
3.98%, 04/11/2029
(d)
8,100 8,539
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023 13,525 13,897
$ 29,967
Investment Companies - 0.03%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.88%, 02/01/2022 2,365 2,389
Iron & Steel - 1.80%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 600 579
ArcelorMittal
6.25%, 02/25/2022 2,000 2,164
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(d)
26,930 27,873
CSN Resources SA
6.50%, 07/21/2020 5,000 5,115
7.63%, 04/17/2026 5,500 5,861
JSW Steel Ltd
5.25%, 04/13/2022 650 664
5.95%, 04/18/2024 6,500 6,715
Material Sciences Corp
10.58%, 01/09/2024
(e),(f),(j),(m)
22,010 22,010
Metinvest BV
7.75%, 04/23/2023 13,950 14,585
8.50%, 04/23/2026 2,000 2,126
Samarco Mineracao SA
0.00%, 11/01/2022
(c),(d)
2,800 2,131
Specialty Steel
12.59%, 11/15/2022
(e),(f),(m)
41,564 41,564
thyssenkrupp AG
1.38%, 03/03/2022 EUR 700 790
Vale Overseas Ltd
6.88%, 11/10/2039 $ 2,845 3,482
Vale SA
3.75%, 01/10/2023 EUR 1,400 1,675
5.63%, 09/11/2042 $ 1,395 1,510
$ 138,844
Lodging - 0.57%
Boyd Gaming Corp
6.00%, 08/15/2026 2,850 2,978
Gohl Capital Ltd
4.25%, 01/24/2027 600 624
Melco Resorts Finance Ltd
4.88%, 06/06/2025 8,500 8,538
MGM China Holdings Ltd
5.38%, 05/15/2024
(d)
365 378
Sands China Ltd
5.40%, 08/08/2028 5,850 6,548
Station Casinos LLC
5.00%, 10/01/2025
(d)
8,675 8,840
Studio City Finance Ltd
7.25%, 02/11/2024 7,500 7,931
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(d)
1,840 1,886
Wynn Macau Ltd
5.50%, 10/01/2027
(d)
6,000 6,045
$ 43,768
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.43%
JPW Industries Holding Corp
9.00%, 10/01/2024
(d)
$ 17,080 $ 16,226
Mueller Water Products Inc
5.50%, 06/15/2026
(d)
1,175 1,225
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(d)
17,820 16,172
$ 33,623
Media - 2.57%
Altice Financing SA
6.63%, 02/15/2023
(d)
9,090 9,374
Altice Finco SA
4.75%, 01/15/2028 EUR 1,600 1,603
Altice Luxembourg SA
7.63%, 02/15/2025
(d)
$ 3,115 3,053
10.50%, 05/15/2027
(d)
5,565 5,892
AMC Networks Inc
4.75%, 08/01/2025 2,745 2,793
5.00%, 04/01/2024 9,675 9,926
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2023
(d)
4,450 4,556
5.38%, 06/01/2029
(d)
6,000 6,217
5.50%, 05/01/2026
(d)
2,905 3,036
5.88%, 04/01/2024
(d)
12,975 13,494
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 2,450 2,566
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024
(d)
2,000 2,170
CSC Holdings LLC
5.25%, 06/01/2024 8,690 9,070
5.38%, 02/01/2028
(d)
4,676 4,875
7.50%, 04/01/2028
(d)
1,650 1,817
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(d),(i)
11,000 11,179
6.63%, 08/15/2027
(d),(i)
6,675 6,821
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,455
7.75%, 07/01/2026 3,010 2,950
Grupo Televisa SAB
5.00%, 05/13/2045 600 607
5.25%, 05/24/2049 2,175 2,267
Meredith Corp
6.88%, 02/01/2026 2,430 2,576
Midcontinent Communications / Midcontinent
Finance Corp
6.88%, 08/15/2023
(d)
1,700 1,758
Nexstar Escrow Inc
5.63%, 07/15/2027
(d)
3,400 3,532
Quebecor Media Inc
5.75%, 01/15/2023 13,800 14,697
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,114
Sirius XM Radio Inc
4.63%, 05/15/2023
(d)
$ 2,875 2,918
5.50%, 07/01/2029
(d)
2,950 3,086
SportsNet New York
10.25%, 01/15/2025
(e),(f),(m)
20,090 21,195
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/2027 EUR 490 590
Townsquare Media Inc
6.50%, 04/01/2023
(d)
$ 6,232 6,138
UPC Holding BV
3.88%, 06/15/2029 EUR 500 587
Virgin Media Finance PLC
5.75%, 01/15/2025
(d)
$ 12,100 12,580
6.00%, 10/15/2024
(d)
5,275 5,479

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(d)
$ 1,350 $ 1,411
Ziggo Bond Co BV
4.63%, 01/15/2025 EUR 750 855
5.88%, 01/15/2025
(d)
$ 3,180 3,256
6.00%, 01/15/2027
(d)
4,400 4,462
7.13%, 05/15/2024 EUR 104 120
Ziggo BV
5.50%, 01/15/2027
(d)
$ 6,625 6,783
$ 198,858
Metal Fabrication & Hardware - 0.36%
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(d)
29,884 27,344
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 878
$ 28,222
Mining - 0.72%
Century Aluminum Co
7.50%, 06/01/2021
(d)
13,055 12,925
Constellium SE
5.88%, 02/15/2026
(d)
2,890 2,998
First Quantum Minerals Ltd
6.88%, 03/01/2026
(d)
5,815 5,495
Hudbay Minerals Inc
7.63%, 01/15/2025
(d)
955 990
IAMGOLD Corp
7.00%, 04/15/2025
(d)
1,982 2,081
Newmont Goldcorp Corp
4.88%, 03/15/2042 1,000 1,134
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(d)
10,190 6,929
Novelis Corp
6.25%, 08/15/2024
(d)
3,800 3,981
Real Alloy Holding Inc
0.00%, 01/15/2019
(c),(d),(e),(f)
9,569 —
12.33%, 11/30/2023
(e),(f),(j),(m)
18,506 18,506
Southern Copper Corp
5.88%, 04/23/2045 300 359
$ 55,398
Miscellaneous Manufacturers - 0.05%
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,107
Parker-Hannifin Corp
3.25%, 06/14/2029 2,850 2,918
$ 4,025
Oil & Gas - 3.33%
Anadarko Petroleum Corp
6.60%, 03/15/2046 800 1,025
Antero Resources Corp
5.13%, 12/01/2022 1,600 1,528
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02/01/2025 2,450 2,266
Callon Petroleum Co
6.13%, 10/01/2024 4,741 4,634
Chesapeake Energy Corp
8.00%, 06/15/2027 4,500 3,600
Continental Resources Inc/OK
5.00%, 09/15/2022 2,750 2,768
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,958
Ecopetrol SA
5.88%, 05/28/2045 400 449
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(d)
4,270 4,558
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Extraction Oil & Gas Inc
5.63%, 02/01/2026
(d)
$ 5,200 $ 3,838
7.38%, 05/15/2024
(d)
6,370 5,175
Gazprom OAO Via Gaz Capital SA
8.63%, 04/28/2034 300 414
Gulfport Energy Corp
6.00%, 10/15/2024 9,716 7,480
6.38%, 05/15/2025 1,250 956
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,660
Jagged Peak Energy LLC
5.88%, 05/01/2026 8,205 7,795
KazMunayGas National Co JSC
6.38%, 10/24/2048
(d)
2,165 2,616
Kosmos Energy Ltd
7.13%, 04/04/2026
(d)
6,004 6,058
7.13%, 04/04/2026 1,900 1,917
Matador Resources Co
5.88%, 09/15/2026 3,592 3,549
Medco Oak Tree Pte Ltd
7.38%, 05/14/2026
(d)
2,275 2,295
MEG Energy Corp
6.38%, 01/30/2023
(d)
12,435 11,875
7.00%, 03/31/2024
(d)
16,797 16,037
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(d)
2,000 1,565
Nexen Inc
5.88%, 03/10/2035 500 620
Oasis Petroleum Inc
6.25%, 05/01/2026
(d)
670 635
6.88%, 01/15/2023 2,430 2,391
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 6,069 6,024
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 1,145 1,122
Oil India Ltd
5.13%, 02/04/2029 2,200 2,434
PDC Energy Inc
5.75%, 05/15/2026 4,725 4,568
Pertamina Persero PT
5.63%, 05/20/2043
(d)
3,600 4,039
Petroamazonas EP
4.63%, 11/06/2020
(d)
4,630 4,574
Petrobras Global Finance BV
6.00%, 01/27/2028 11,100 12,121
6.90%, 03/19/2049 4,525 5,078
Petroleos de Venezuela SA
0.00%, 11/17/2021
(c)
17,250 2,329
0.00%, 05/16/2024
(c)
38,002 5,320
0.00%, 11/15/2026
(c)
12,045 1,686
0.00%, 04/12/2027
(c)
425 60
0.00%, 05/17/2035
(c)
536 75
0.00%, 04/12/2037
(c)
12,840 1,798
8.50%, 10/27/2020 1,028 668
Petroleos Mexicanos
4.50%, 01/23/2026 8,950 8,212
5.35%, 02/12/2028 2,840 2,610
5.38%, 03/13/2022 3,610 3,677
6.10%, 03/11/2022 1,735 1,752
3 Month USD LIBOR + 3.65%
6.38%, 01/23/2045 10,150 8,874
7.19%, 09/12/2024 MXN 209,990 9,068
9.50%, 09/15/2027 $ 1,204 1,358
Petron Corp
4.60%, 12/31/2049
(g),(h)
750 737
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Puma International Financing SA
5.00%, 01/24/2026
(d)
$ 3,400 $ 3,204
Repsol International Finance BV
4.50%, 03/25/2075
(h)
EUR 300 377
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
SandRidge Energy Inc
0.00%, 03/15/2021
(c),(e),(f)
$ 3,450 —
Saudi Arabian Oil Co
2.88%, 04/16/2024
(d)
2,300 2,319
3.50%, 04/16/2029
(d)
4,103 4,198
4.38%, 04/16/2049
(d)
4,670 4,853
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(d)
3,410 3,632
SM Energy Co
6.63%, 01/15/2027 1,750 1,525
Southwestern Energy Co
7.75%, 10/01/2027 2,130 1,864
SRC Energy Inc
6.25%, 12/01/2025 11,175 9,722
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 5,020 5,107
5.50%, 02/15/2026 6,345 6,583
6.00%, 04/15/2027 3,700 3,899
Tecpetrol SA
4.88%, 12/12/2022 7,000 6,773
TOTAL SA
2.63%, 12/31/2049
(g),(h)
EUR 2,000 2,389
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Tullow Oil PLC
7.00%, 03/01/2025 $ 1,500 1,509
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 600 555
Unit Corp
6.63%, 05/15/2021 3,000 2,679
Valero Energy Corp
6.63%, 06/15/2037 900 1,151
W&T Offshore Inc
9.75%, 11/01/2023
(d)
7,000 6,703
YPF SA
8.50%, 07/28/2025 750 747
$ 257,635
Oil & Gas Services - 0.11%
Forum Energy Technologies Inc
6.25%, 10/01/2021 8,286 7,395
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,228
$ 8,623
Packaging & Containers - 1.11%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(d)
1,915 1,977
6.75%, 05/15/2024 EUR 2,000 2,342
Ball Corp
4.38%, 12/15/2023 800 1,034
Berry Global Inc
4.50%, 02/15/2026
(d)
$ 2,575 2,581
4.88%, 07/15/2026
(d)
7,700 8,008
5.63%, 07/15/2027
(d)
5,150 5,414
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 334
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 3,685 4,330
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 369
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
OI European Group BV
3.13%, 11/15/2024 EUR 600 $ 726
Plastipak Holdings Inc
6.25%, 10/15/2025
(d)
$ 17,838 16,015
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(d)
11,300 11,498
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 684
Trident Merger Sub Inc
6.63%, 11/01/2025
(d)
$ 18,798 16,495
Trident TPI Holdings Inc
9.25%, 08/01/2024
(d)
8,420 8,283
Trivium Packaging Finance BV
5.50%, 08/15/2026
(d),(i)
4,400 4,538
8.50%, 08/15/2027
(d),(i)
975 1,029
$ 85,657
Pharmaceuticals - 0.55%
Allergan Funding SCS
3.85%, 06/15/2024 2,800 2,917
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,257
Bausch Health Americas Inc
8.50%, 01/31/2027
(d)
3,705 4,080
Bausch Health Cos Inc
5.88%, 05/15/2023
(d)
1,192 1,201
7.00%, 01/15/2028
(d)
2,050 2,124
Grifols SA
3.20%, 05/01/2025 EUR 450 513
Mylan NV
3.95%, 06/15/2026 $ 2,500 2,551
NVA Holdings Inc/United States
6.88%, 04/01/2026
(d)
22,945 24,551
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 3,200 2,496
4.10%, 10/01/2046 1,200 798
$ 42,488
Pipelines - 0.93%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047
(d)
4,073 4,597
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 4,765 4,586
5.75%, 03/01/2027
(d)
1,200 1,125
5.75%, 01/15/2028
(d)
5,000 4,669
Enbridge Inc
6.25%, 03/01/2078
(h)
5,600 5,828
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,515 14,326
3 Month USD LIBOR + 3.03%
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
(d)
4,185 4,351
Holly Energy Partners LP / Holly Energy Finance
Corp
6.00%, 08/01/2024
(d)
8,950 9,330
KazTransGas JSC
4.38%, 09/26/2027 9,711 10,074
NGL Energy Partners LP / NGL Energy Finance
Corp
7.50%, 11/01/2023 2,115 2,184
NuStar Logistics LP
6.00%, 06/01/2026 1,375 1,451
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 1,110 955

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust
5.87%, 08/15/2076
(h)
$ 4,230 $ 4,436
3 Month USD LIBOR + 4.64%
Transportadora de Gas del Sur SA
6.75%, 05/02/2025 1,900 1,779
Williams Cos Inc/The
3.60%, 03/15/2022 1,000 1,024
6.30%, 04/15/2040 700 856
$ 71,571
Real Estate - 0.50%
China Evergrande Group
9.50%, 04/11/2022 8,500 8,471
Chouzhou International Investment Ltd
4.00%, 12/05/2020 1,000 1,000
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 4,300 4,192
8.00%, 01/27/2024 1,500 1,630
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 9,000 9,270
MAF Global Securities Ltd
6.37%, 12/31/2049
(g),(h)
5,060 5,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Realogy Group LLC / Realogy Co-Issuer Corp
9.38%, 04/01/2027
(d)
6,250 5,406
Shimao Property Holdings Ltd
6.13%, 02/21/2024 2,200 2,310
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,497
$ 38,829
Regional Authority - 0.07%
Provincia de Buenos Aires/Government Bonds
6.50%, 02/15/2023
(d)
6,905 5,672
REITs - 1.00%
CoreCivic Inc
4.63%, 05/01/2023 10,000 9,508
Equinix Inc
5.88%, 01/15/2026 1,895 2,013
ESH Hospitality Inc
5.25%, 05/01/2025
(d)
12,535 12,895
GLP Capital LP / GLP Financing II Inc
4.88%, 11/01/2020 2,750 2,802
Iron Mountain Inc
5.25%, 03/15/2028
(d)
2,165 2,181
Iron Mountain UK PLC
3.88%, 11/15/2025 GBP 600 721
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.75%, 02/01/2027
(d)
$ 3,700 3,992
Trust F/1401
6.39%, 01/15/2050
(d)
4,970 5,088
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(d)
23,310 20,047
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
8.25%, 10/15/2023 17,540 15,830
Welltower Inc
4.00%, 06/01/2025 2,100 2,219
$ 77,296
Retail - 0.62%
1011778 BC ULC / New Red Finance Inc
4.25%, 05/15/2024
(d)
1,050 1,073
5.00%, 10/15/2025
(d)
10,968 11,187
Carvana Co
8.88%, 10/01/2023
(d)
3,000 3,013
CK Hutchison International 19 Ltd
3.63%, 04/11/2029
(d)
1,360 1,428
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Dollar Tree Inc
4.20%, 05/15/2028 $ 1,900 $ 1,980
L Brands Inc
6.75%, 07/01/2036 1,095 961
Reliance Intermediate Holdings LP
6.50%, 04/01/2023
(d)
3,375 3,476
SRS Distribution Inc
8.25%, 07/01/2026
(d)
23,740 23,562
Walmart Inc
5.63%, 03/27/2034 GBP 500 915
$ 47,595
Semiconductors - 0.01%
QUALCOMM Inc
4.80%, 05/20/2045 $ 500 570
Software - 1.17%
ACI Worldwide Inc
5.75%, 08/15/2026
(d)
2,425 2,522
Ascend Learning LLC
6.88%, 08/01/2025
(d)
12,473 12,925
6.88%, 08/01/2025
(d)
1,375 1,425
Camelot Finance SA
7.88%, 10/15/2024
(d)
1,500 1,564
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(d)
15,544 15,578
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(d)
12,545 13,690
Informatica LLC
7.13%, 07/15/2023
(d)
6,692 6,817
InterXion Holding NV
4.75%, 06/15/2025 EUR 300 361
IQVIA Inc
3.25%, 03/15/2025 700 795
Microsoft Corp
3.13%, 12/06/2028 1,850 2,605
Oracle Corp
4.13%, 05/15/2045 $ 1,400 1,522
PTC Inc
6.00%, 05/15/2024 2,500 2,616
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(d)
14,375 14,860
SS&C Technologies Inc
5.50%, 09/30/2027
(d)
12,825 13,338
$ 90,618
Sovereign - 11.17%
1MDB Global Investments Ltd
4.40%, 03/09/2023 24,300 23,474
Abu Dhabi Government International Bond
3.13%, 10/11/2027 1,000 1,037
Angolan Government International Bond
8.25%, 05/09/2028 500 532
9.38%, 05/08/2048 600 662
9.50%, 11/12/2025 8,500 9,839
Argentina Bonar Bonds
8.75%, 05/07/2024 463 394
Argentina Treasury Bill
0.00%, 10/31/2019
(c)
ARS 56,000 1,681
0.00%, 04/30/2020
(c)
58,000 1,523
0.00%, 07/31/2020
(c)
149,605 3,334
Argentina Treasury Bond BONCER
5.24%, 04/28/2020 170,334 3,086
6.20%, 07/22/2021 653,079 10,209
Argentine Republic Government International
Bond
0.00%, 12/15/2035
(c),(j)
$ 23,615 921
6.88%, 04/22/2021 8,860 7,952
6.88%, 01/26/2027 33,190 27,465

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Argentine Republic Government International
Bond   (continued)
7.13%, 07/06/2036 $ 5,980 $ 4,697
Bahrain Government International Bond
7.00%, 10/12/2028
(d)
2,343 2,648
7.00%, 10/12/2028 7,600 8,588
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2021 CLP 2,870,000 4,232
4.50%, 03/01/2026 2,655,000 4,182
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2021 BRL 41,773 11,572
10.00%, 01/01/2023 60,800 17,620
10.00%, 01/01/2025 44,870 13,362
10.00%, 01/01/2029 7,611 2,352
Brazilian Government International Bond
7.13%, 01/20/2037 $ 650 831
Chile Government International Bond
3.24%, 02/06/2028 2,800 2,926
Colombia Government International Bond
4.50%, 01/28/2026 1,000 1,077
5.00%, 06/15/2045 800 889
Colombian TES
6.25%, 11/26/2025 COP 10,252,900 3,250
7.00%, 05/04/2022 17,564,600 5,654
7.50%, 08/26/2026 9,675,000 3,275
Croatia Government International Bond
5.50%, 04/04/2023 $ 1,350 1,485
Dominican Republic International Bond
5.95%, 01/25/2027 10,000 10,888
6.40%, 06/05/2049
(d)
7,000 7,455
6.85%, 01/27/2045 1,200 1,340
Ecuador Government International Bond
8.88%, 10/23/2027 3,820 3,939
9.65%, 12/13/2026 8,500 9,159
10.75%, 01/31/2029
(d)
7,000 7,840
Egypt Government International Bond
6.13%, 01/31/2022 400 418
6.20%, 03/01/2024
(d)
3,795 4,027
6.38%, 04/11/2031
(d)
EUR 4,725 5,543
6.38%, 04/11/2031 7,500 8,798
7.50%, 01/31/2027
(d)
$ 2,000 2,180
8.50%, 01/31/2047 400 436
8.70%, 03/01/2049
(d)
3,210 3,507
El Salvador Government International Bond
7.12%, 01/20/2050
(d),(i)
4,000 4,060
7.38%, 12/01/2019 1,565 1,581
Export Credit Bank of Turkey
6.13%, 05/03/2024
(d)
3,640 3,526
Export-Import Bank of India
3.88%, 02/01/2028 1,000 1,035
Export-Import Bank of Korea
8.00%, 05/15/2024
(d)
IDR 47,800,000 3,361
8.40%, 11/30/2021
(d)
39,000,000 2,810
Gabon Government International Bond
6.38%, 12/12/2024
(d)
$ 4,620 4,585
6.95%, 06/16/2025 12,478 12,472
Ghana Government International Bond
7.88%, 03/26/2027
(d)
3,595 3,793
8.95%, 03/26/2051
(d)
5,010 5,171
10.75%, 10/14/2030
(d)
8,084 10,246
Guatemala Government Bond
4.50%, 05/03/2026 1,900 1,931
Honduras Government International Bond
6.25%, 01/19/2027 750 810
Hungary Government Bond
2.50%, 10/24/2024 HUF 1,609,970 5,805
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Government International Bond
4.35%, 01/08/2027
(d)
$ 3,870 $ 4,180
6.63%, 02/17/2037 1,300 1,707
Indonesia Treasury Bond
7.50%, 08/15/2032 IDR 79,299,000 5,573
8.25%, 05/15/2036 130,000,000 9,719
8.38%, 03/15/2024 107,540,000 8,159
8.38%, 09/15/2026 144,000,000 10,952
8.38%, 03/15/2034 83,389,000 6,320
8.75%, 05/15/2031 68,915,000 5,379
9.00%, 03/15/2029 143,400,000 11,291
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 $ 1,400 1,467
Iraq International Bond
5.80%, 01/15/2028 10,400 10,322
Israel Government International Bond
4.50%, 01/30/2043 2,350 2,697
Ivory Coast Government International Bond
5.75%, 12/31/2032
(j)
8,800 8,615
6.13%, 06/15/2033 8,400 7,917
6.13%, 06/15/2033
(d)
6,825 6,433
Kenya Government International Bond
6.88%, 06/24/2024 1,500 1,612
7.00%, 05/22/2027
(d)
6,947 7,265
8.00%, 05/22/2032
(d)
2,785 2,954
8.25%, 02/28/2048
(d)
7,659 7,967
Malaysia Government Bond
4.89%, 06/08/2038 MYR 25,092 6,799
Mexican Bonos
6.50%, 06/09/2022 MXN 80,890 4,134
7.25%, 12/09/2021 103,310 5,377
7.50%, 06/03/2027 348,590 18,219
8.00%, 11/07/2047 255,160 13,423
8.50%, 05/31/2029 70,784 3,943
10.00%, 11/20/2036 39,980 2,518
Mexico Government International Bond
3.60%, 01/30/2025 $ 2,330 2,380
4.00%, 10/02/2023 3,395 3,553
4.75%, 03/08/2044 2,350 2,428
Morocco Government International Bond
4.25%, 12/11/2022 1,400 1,460
Nigeria Government International Bond
6.50%, 11/28/2027 12,912 13,208
6.50%, 11/28/2027
(d)
4,675 4,782
Oman Government International Bond
6.00%, 08/01/2029
(d),(i)
6,800 6,783
6.75%, 01/17/2048 475 447
Oman Sovereign Sukuk SAOC
4.40%, 06/01/2024 1,100 1,090
Paraguay Government International Bond
6.10%, 08/11/2044 1,500 1,811
Peru Government Bond
5.40%, 08/12/2034
(d)
PEN 10,000 3,224
5.94%, 02/12/2029
(d)
36,620 12,376
6.15%, 08/12/2032
(d)
26,800 9,202
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/2028
(d)
$ 8,335 8,977
4.55%, 03/29/2026 1,150 1,235
Peruvian Government International Bond
5.63%, 11/18/2050 1,800 2,493
6.90%, 08/12/2037
(d)
PEN 16,553 6,104
8.20%, 08/12/2026
(d)
30,280 11,504
Philippine Government International Bond
9.50%, 02/02/2030 $ 900 1,446
Qatar Government International Bond
2.38%, 06/02/2021
(d)
1,750 1,748
4.00%, 03/14/2029
(d)
2,475 2,696
4.82%, 03/14/2049
(d)
3,450 3,993

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Angola Via Northern Lights III BV
7.00%, 08/17/2019 $ 440 $ 439
Republic of Belarus International Bond
6.88%, 02/28/2023 1,500 1,595
Republic of Cameroon International Bond
9.50%, 11/19/2025 1,800 1,955
Republic of Poland Government Bond
2.50%, 07/25/2026 PLN 24,521 6,513
3.25%, 07/25/2025 28,089 7,764
4.00%, 10/25/2023 4,776 1,341
Republic of Poland Government International
Bond
3.25%, 04/06/2026 $ 900 946
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 363,100 18,282
8.00%, 01/31/2030 77,831 5,065
Republic of South Africa Government
International Bond
4.88%, 04/14/2026 $ 4,800 4,914
Romania Government Bond
5.00%, 02/12/2029 RON 13,525 3,311
Romanian Government International Bond
5.13%, 06/15/2048 $ 1,000 1,110
5.13%, 06/15/2048
(d)
4,580 5,084
Russian Federal Bond - OFZ
7.03%, 01/19/2028 RUB 1,340,050 21,023
8.48%, 09/17/2031 1,293,400 22,323
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 800 836
4.50%, 04/04/2022 200 208
5.10%, 03/28/2035
(d)
16,400 17,817
5.10%, 03/28/2035 5,400 5,866
5.25%, 06/23/2047 1,400 1,571
Saudi Government International Bond
4.38%, 04/16/2029
(d)
6,228 6,869
4.50%, 10/26/2046 1,600 1,692
4.50%, 10/26/2046
(d)
5,740 6,070
Senegal Government International Bond
4.75%, 03/13/2028 EUR 7,500 8,664
Sri Lanka Government International Bond
6.25%, 07/27/2021
(d)
$ 2,315 2,355
6.75%, 04/18/2028
(d)
9,052 8,871
6.75%, 04/18/2028 1,336 1,309
7.55%, 03/28/2030
(d)
3,250 3,307
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026 1,900 1,905
Turkey Government Bond
8.50%, 09/14/2022 TRY 75,000 11,275
Turkey Government International Bond
6.35%, 08/10/2024 $ 15,770 15,895
Ukraine Government Bond
17.00%, 05/11/2022 UAH 140,000 5,699
Ukraine Government International Bond
0.00%, 05/31/2040
(c),(j)
$ 13,930 11,841
6.75%, 06/20/2026
(d)
EUR 16,500 19,860
7.75%, 09/01/2020 $ 6,080 6,270
7.75%, 09/01/2021
(d)
6,150 6,436
7.75%, 09/01/2022
(d)
3,840 4,070
7.75%, 09/01/2023 7,270 7,772
7.75%, 09/01/2025 3,035 3,207
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 4,576 4,859
Venezuela Government International Bond
0.00%, 10/13/2019
(c)
15,701 2,394
0.00%, 05/07/2023
(c)
9,395 1,433
0.00%, 09/15/2027
(c)
13,395 2,043
0.00%, 08/05/2031
(c)
6,825 1,041
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Vietnam Government International Bond
4.80%, 11/19/2024 $ 1,200 $ 1,306
Zambia Government International Bond
5.38%, 09/20/2022
(d)
2,445 1,715
8.50%, 04/14/2024
(d)
2,530 1,815
$ 863,283
Supranational Bank - 0.23%
Africa Finance Corp
3.88%, 04/13/2024
(d)
3,400 3,470
4.38%, 04/17/2026 3,100 3,223
Asian Development Bank
6.45%, 08/08/2021 INR 166,310 2,412
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027
(d)
$ 3,000 3,148
Eastern & Southern African Trade &
Development Bank
5.38%, 03/14/2022 5,340 5,539
$ 17,792
Telecommunications - 3.74%
Altice France SA/France
7.38%, 05/01/2026
(d)
7,550 8,045
AT&T Inc
2.45%, 03/15/2035 EUR 250 311
4.38%, 09/14/2029 GBP 950 1,371
7.00%, 04/30/2040 200 383
Axtel SAB de CV
6.38%, 11/14/2024
(d)
$ 3,736 3,862
6.38%, 11/14/2024 13,400 13,852
Bharti Airtel Ltd
4.38%, 06/10/2025 8,500 8,625
C&W Senior Financing DAC
6.88%, 09/15/2027
(d)
14,485 15,156
CenturyLink Inc
5.80%, 03/15/2022 5,826 6,059
CommScope Inc
6.00%, 03/01/2026
(d)
8,100 8,189
8.25%, 03/01/2027
(d)
3,400 3,349
CommScope Technologies LLC
6.00%, 06/15/2025
(d)
12,885 11,725
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024 8,595 8,895
6.88%, 02/06/2024
(d)
3,705 3,835
Digicel Group One Ltd
8.25%, 12/30/2022
(d)
3,988 2,435
Digicel International Finance Ltd / Digicel
Holdings Bermuda Ltd
8.75%, 05/25/2024
(d)
2,000 1,880
8.75%, 05/25/2024 8,000 7,520
Digicel Ltd
6.75%, 03/01/2023
(d)
4,670 2,236
Embarq Corp
8.00%, 06/01/2036 2,155 2,096
Frontier Communications Corp
7.13%, 01/15/2023 1,700 1,003
GTT Communications Inc
7.88%, 12/31/2024
(d)
47,658 37,054
Hughes Satellite Systems Corp
7.63%, 06/15/2021 10,800 11,595
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,850 2,710
7.00%, 03/28/2073
(d),(h)
$ 400 427
USD Swap Semi-Annual 10 Year + 5.33%
7.00%, 03/28/2073
(h)
1,100 1,174
USD Swap Semi-Annual 10 Year + 5.33%
Level 3 Financing Inc
5.13%, 05/01/2023 11,100 11,156
5.38%, 08/15/2022 1,750 1,759

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Liquid Telecommunications Financing Plc
8.50%, 07/13/2022 $ 1,500 $ 1,509
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 7,240 7,317
6.50%, 10/13/2026
(d)
3,870 4,221
Nokia Oyj
2.00%, 03/15/2024 EUR 400 471
Oi SA
10.00%, PIK 4.00%, 07/27/2025
(j),(l)
$ 5,290 5,343
Sprint Capital Corp
8.75%, 03/15/2032 2,255 2,799
Sprint Corp
7.13%, 06/15/2024 17,275 18,916
7.88%, 09/15/2023 4,800 5,352
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
2,391 2,398
Telecom Argentina SA
6.50%, 06/15/2021 1,600 1,592
Telecom Italia SpA/Milano
3.25%, 01/16/2023 EUR 500 596
3.63%, 05/25/2026 500 602
5.30%, 05/30/2024
(d)
$ 2,415 2,551
Telefonica Europe BV
3.75%, 12/31/2049
(g),(h)
EUR 1,000 1,168
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%
T-Mobile USA Inc
0.00%, 04/15/2024
(c),(e),(f)
$ 3,425 —
0.00%, 04/15/2025
(c),(e),(f)
1,575 —
0.00%, 01/15/2026
(c),(e),(f)
2,130 —
0.00%, 02/01/2026
(c),(e),(f)
690 —
5.13%, 04/15/2025 1,575 1,630
6.50%, 01/15/2026 2,130 2,268
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,000 955
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 2,200 2,064
5.80%, 04/11/2028
(d)
2,340 2,195
Verizon Communications Inc
4.86%, 08/21/2046 2,000 2,331
ViaSat Inc
5.63%, 09/15/2025
(d)
23,203 23,087
5.63%, 04/15/2027
(d)
3,500 3,669
Vodafone Group PLC
5.00%, 05/30/2038 1,900 2,107
7.00%, 04/04/2079
(h)
2,000 2,191
USD Swap Semi-Annual 5 Year + 4.87%
West Corp
8.50%, 10/15/2025
(d)
17,560 14,794
$ 288,828
Transportation - 0.35%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
4,610 5,065
3 Month USD LIBOR + 2.35%
Hidrovias International Finance SARL
5.95%, 01/24/2025 700 719
JSL Europe SA
7.75%, 07/26/2024 6,500 6,909
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(d),(i)
5,560 5,720
5.88%, 07/05/2034
(d)
2,885 3,123
Pelabuhan Indonesia II PT
5.38%, 05/05/2045
(d)
3,235 3,474
Rumo Luxembourg Sarl
7.38%, 02/09/2024 1,800 1,948
$ 26,958
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0.01%
DAE Funding LLC
5.00%, 08/01/2024 $ 750 $ 790
TOTAL BONDS $ 5,634,537
CONVERTIBLE BONDS - 0.07%
Principal
Amount (000's) Value (000's)
Investment Companies - 0.06%
Aabar Investments PJS
1.00%, 03/27/2022 EUR 4,400 4,434
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(c),(d)
$ 6,966 696
TOTAL CONVERTIBLE BONDS $ 5,130
SENIOR FLOATING RATE INTERESTS
- 6.73%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.63%
Dexko Global Inc
10.58%, 07/24/2025
(n)
$ 21,140 $ 21,034
US LIBOR + 8.25%
Panther BF Aggregator 2 LP
5.88%, 03/18/2026
(n)
6,875 6,871
US LIBOR + 3.50%
Truck Hero Inc
10.48%, 05/16/2025
(n)
22,010 20,992
US LIBOR + 8.25%
$ 48,897
Commercial Services - 0.41%
KUEHG Corp
10.58%, 08/22/2025
(n)
14,160 14,062
US LIBOR + 8.25%
Learning Care Group US No 2 Inc
9.68%, 03/13/2026
(n)
14,850 14,776
US LIBOR + 7.50%
Refinitiv US Holdings Inc
6.05%, 09/18/2025
(n)
3,159 3,156
US LIBOR + 3.75%
$ 31,994
Computers - 0.41%
Optiv Security Inc
9.48%, 01/13/2025
(n)
7,710 6,720
US LIBOR + 7.25%
Peak 10 Holding Corp
9.83%, 07/24/2025
(n)
21,350 17,614
US LIBOR + 7.25%
TierPoint LLC
9.48%, 05/05/2025
(n)
7,760 7,139
US LIBOR + 7.25%
$ 31,473
Cosmetics & Personal Care - 0.25%
Wellness Merger Sub Inc
11.08%, 06/27/2025
(n)
19,410 19,281
US LIBOR + 8.75%
Distribution & Wholesale - 0.00%
Targus Group International Inc
0.00%, 05/24/2016
(c),(e),(f),(n)
880 —
US LIBOR + 9.50%
Electronics - 0.06%
Deliver Buyer Inc
7.33%, 05/01/2024
(n)
4,437 4,443
US LIBOR + 5.00%
Entertainment - 0.23%
Circa Resort & Casino
0.00%, 07/02/2025
(n),(o)
17,870 17,602

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.94%
Aveanna Healthcare LLC
0.00%, 06/04/2027
(n),(o)
$ 9,420 $ 8,972
US LIBOR + 8.75%
7.73%, 03/18/2024
(n)
7,022 6,802
US LIBOR + 5.50%
10.23%, 03/16/2025
(n)
23,880 22,746
US LIBOR + 8.00%
Dentalcorp Perfect Smile ULC
6.15%, 06/01/2025
(n)
2,698 2,664
US LIBOR + 3.75%
9.73%, 06/01/2026
(n)
15,150 14,847
US LIBOR + 7.50%
Envision Healthcare Corp
6.12%, 09/26/2025
(n)
11,889 10,192
US LIBOR + 3.75%
Sound Inpatient Physicians Inc
9.15%, 06/26/2026
(n)
6,550 6,523
US LIBOR + 6.75%
$ 72,746
Insurance - 0.71%
Asurion LLC
8.76%, 08/04/2025
(n)
15,500 15,765
US LIBOR + 6.50%
8.76%, 08/04/2025
(n)
38,360 39,015
US LIBOR + 6.50%
Internet - 0.75%
MH Sub I LLC
9.73%, 09/15/2025
(n)
22,570 22,711
US LIBOR + 7.50%
Ten-X LLC
10.23%, 09/29/2025
(e),(f),(n)
35,440 35,440
US LIBOR + 8.00%
$ 58,151
Investment Companies - 0.31%
Masergy Holdings Inc
9.83%, 12/16/2024
(n)
13,674 13,367
US LIBOR + 7.50%
Zest Acquisition Corp
9.83%, 03/06/2026
(n)
11,260 10,528
US LIBOR + 7.50%
$ 23,895
Machinery - Diversified - 0.27%
Engineered Machinery Holdings Inc
9.58%, 07/25/2025
(n)
21,223 20,852
US LIBOR + 7.25%
Mining - 0.08%
Aleris International Inc
7.15%, 02/08/2023
(n)
5,816 5,825
US LIBOR + 4.75%
Miscellaneous Manufacturers - 0.39%
UTEX Industries Inc
6.23%, 05/21/2021
(n)
11,721 10,861
US LIBOR + 4.00%
9.48%, 05/22/2022
(n)
21,490 19,341
US LIBOR + 7.25%
$ 30,202
Pharmaceuticals - 0.60%
Lanai Holdings III Inc
10.76%, 08/14/2023
(n)
25,190 22,671
US LIBOR + 8.50%
Packaging Coordinators Midco Inc
11.08%, 06/29/2024
(n)
24,050 24,050
US LIBOR + 8.75%
$ 46,721
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software - 0.69%
Evergreen Skills Lux Sarl
7.16%, 04/23/2021
(n)
$ 31,717 $ 26,761
US LIBOR + 4.75%
10.65%, 04/28/2022
(n)
19,000 6,294
US LIBOR + 8.25%
Greeneden US Holdings II LLC
5.65%, 12/01/2023
(n)
2,941 2,923
US LIBOR + 3.50%
Sophia LP
5.58%, 09/30/2022
(n)
1,571 1,570
US LIBOR + 3.25%
Vertafore Inc
9.65%, 06/04/2026
(n)
15,625 15,557
US LIBOR + 7.25%
$ 53,105
TOTAL SENIOR FLOATING RATE INTERESTS $ 519,967
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.09%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.09%
1.38%, 01/31/2020 $ 6,000 $ 5,976
2.38%, 05/15/2029 1,100 1,135
$ 7,111
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 7,111
Total Investments $ 7,709,988
Other Assets and Liabilities -  0.23% 17,708
TOTAL NET ASSETS - 100.00% $ 7,727,696
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,997,537 or 38.79% of net assets.
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $238,851 or
3.09% of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security purchased on a when-issued basis.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after July 31, 2019, at which time the interest rate will be determined.

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Country Percent
United States 65.14%
Canada 3.52%
United Kingdom 2.61%
Mexico 2.21%
Netherlands 1.86%
Cayman Islands 1.58%
Luxembourg 1.57%
Indonesia 1.11%
Argentina 1.10%
Japan 1.01%
Brazil 1.00%
France 0.99%
Russian Federation 0.90%
Ukraine 0.83%
Turkey 0.74%
Supranational 0.72%
Peru 0.64%
Australia 0.53%
Virgin Islands, British 0.53%
Switzerland 0.45%
South Africa 0.45%
Hong Kong 0.42%
Austria 0.40%
Italy 0.38%
Germany 0.36%
Egypt 0.33%
Ecuador 0.33%
Saudi Arabia 0.33%
Ireland 0.33%
India 0.32%
Cote d'Ivoire 0.29%
Nigeria 0.28%
Spain 0.27%
Chile 0.27%
Dominican Republic 0.26%
Jersey, Channel Islands 0.26%
Ghana 0.25%
Kenya 0.25%
Venezuela 0.24%
Bermuda 0.24%
Singapore 0.23%
Poland 0.23%
Sweden 0.23%
Gabon 0.22%
United Arab Emirates 0.22%
Sri Lanka 0.21%
Colombia 0.19%
Korea, Republic Of 0.16%
Kazakhstan 0.16%
Mauritius 0.16%
Angola 0.15%
Bahrain 0.14%
Romania 0.13%
Iraq 0.13%
Tunisia 0.12%
Israel 0.12%
Saint Lucia 0.12%
Morocco 0.11%
Oman 0.11%
Qatar 0.11%
Senegal 0.11%
Malaysia 0.10%
Puerto Rico 0.09%
China 0.09%
Panama 0.08%
Hungary 0.08%
Norway 0.08%
El Salvador 0.07%
Taiwan, Province Of China 0.07%
Finland 0.07%
Portfolio Summary  (unaudited) (continued)
Country Percent
Zambia 0.04%
Mongolia 0.03%
Cameroon 0.03%
Trinidad And Tobago 0.03%
Guatemala 0.03%
Philippines 0.03%
Costa Rica 0.02%
Isle of Man 0.02%
Belarus 0.02%
Vietnam 0.02%
Paraguay 0.02%
Denmark 0.02%
Croatia 0.02%
Togo 0.02%
Honduras 0.01%
Belgium 0.01%
Portugal 0.01%
New Zealand 0.00%
Cambodia 0.00%
Other Assets and Liabilities
0.23%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 296,134 $ 3,985,815 $ 4,057,471 $ 224,478
$ 296,134 $ 3,985,815 $ 4,057,471 $ 224,478
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 4,097 $ — $ — $ —
$ 4,097 $ — $ — $ —
Amounts in thousands
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Material Sciences Corp   10.58%, 01/09/2024 12/22/2016-06/29/2018 $ 23,032 $ 22,010 0.28%
Real Alloy Holding Inc   12.33%, 11/30/2023 05/31/2018 18,506 18,506 0.24%
Specialty Steel   12.59%, 11/15/2022 11/15/2017 41,148 41,564 0.54%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 21,195 0.27%
Total $ 103,275 1.33%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 08/30/2019 HUF 2,821,264 $ 9,606 $ — $ (7)
Barclays Bank PLC 08/30/2019 PLN 45,990 $ 11,958 — (80)
HSBC Securities Inc 08/14/2019 ARS 570,000 $ 11,924 855 —
HSBC Securities Inc 08/14/2019 $ 6,419 ARS 285,000 29 —
HSBC Securities Inc 09/06/2019 $ 19,631 ZAR 274,500 567 —
JPMorgan Chase 08/14/2019 $ 6,424 ARS 285,000 34 —
JPMorgan Chase 08/30/2019 ARS 121,232 $ 2,681 — (28)
JPMorgan Chase 08/30/2019 $ 7,153 MXN 137,460 14 —
JPMorgan Chase 08/30/2019 $ 10,693 ZAR 152,591 87 —
JPMorgan Chase 09/05/2019 $ 57,711 EUR 51,023 1,073 —
JPMorgan Chase 09/06/2019 $ 18,429 MXN 355,000 13 —
Standard Chartered Bank, Hong Kong 08/02/2019 BRL 59,738 $ 15,549 104 —
Standard Chartered Bank, Hong Kong 08/02/2019 $ 9,322 BRL 35,397 47 —
Standard Chartered Bank, Hong Kong 08/02/2019 BRL 15,321 $ 4,020 — (5)
Standard Chartered Bank, Hong Kong 09/04/2019 BRL 40,380 $ 10,697 — (137)
Total $ 2,823 $ (257)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return Financing Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 09/03/2019
200,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 09/04/2019 $ 11,544 $ — $ 322 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 11/19/2019
100,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/20/2019 5,575 — 140 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/03/2019
250,000,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 12/04/2019 13,851 — 345 —
HSBC Securities Inc Nigeria OMO Bill,
0.00%, 11/07/2019
5,000,000,000 Receive 3 Month USD
LIBOR + 0.75%
Quarterly 11/08/2019 13,272 — 94 —
HSBC Securities Inc Nigeria OMO Bill,
0.00%, 12/05/2019
5,000,000,000 Receive 3 Month USD
LIBOR + 0.75%
Quarterly 12/06/2019 13,143 — 88 —
JPMorgan Chase Ukraine Government
Bond, 16.00%,
08/11/2011
123,000,000 Receive 3 Month USD
LIBOR + 0.95%
Quarterly 08/12/2021 5,006 — 203 —
Total $ — $ 1,192 $ —
Amounts in thousands except contracts

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.26% Shares Held Value (000's)
Money Market Funds - 1.26%
BlackRock Liquidity FedFund 2.21%
(a),(b)
8,847,545 $ 8,847
Principal Government Money Market Fund
2.18%
(a),(c)
36,946,789 36,947
$ 45,794
TOTAL INVESTMENT COMPANIES $ 45,794
COMMON STOCKS - 98.72% Shares Held Value (000's)
Lodging - 2.01%
City Developments Ltd 3,712,800 26,054
Extended Stay America Inc 336,470 5,626
Hilton Worldwide Holdings Inc 426,496 41,178
$ 72,858
Real Estate - 18.47%
Aroundtown SA 3,322,987 26,510
Castellum AB 1,216,874 24,703
Entra ASA
( d)
1,889,663 27,410
Fabege AB 2,025,784 31,262
Heiwa Real Estate Co Ltd 935,500 19,646
Hongkong Land Holdings Ltd 4,765,339 29,061
LEG Immobilien AG 200,607 23,134
Leopalace21 Corp
( e)
3,796,200 7,944
Mitsubishi Estate Co Ltd 4,623,700 85,108
Mitsui Fudosan Co Ltd 3,118,893 70,407
New World Development Co Ltd 47,841,000 67,360
Sino Land Co Ltd 2,224,000 3,602
Sun Hung Kai Properties Ltd 5,439,500 87,660
TLG Immobilien AG 705,212 20,699
Tokyo Tatemono Co Ltd 2,114,300 24,670
Vonovia SE 2,198,812 107,356
Wihlborgs Fastigheter AB 950,044 13,812
$ 670,344
REITs - 76.12%
Alexandria Real Estate Equities Inc 658,029 96,309
Allied Properties Real Estate Investment Trust 771,194 28,591
American Homes 4 Rent 1,701,046 41,182
American Tower Corp 96,446 20,410
Americold Realty Trust 836,093 28,034
Apartment Investment & Management Co 1,283,150 63,567
AvalonBay Communities Inc 639,156 133,449
Big Yellow Group PLC 994,462 11,942
Boston Properties Inc 515,110 68,484
Canadian Apartment Properties REIT 826,396 30,500
Cousins Properties Inc 987,477 34,739
Crown Castle International Corp 141,845 18,902
CubeSmart 1,352,367 45,913
Daiwa Office Investment Corp 6,062 44,792
Dexus 5,384,621 48,160
Duke Realty Corp 1,132,818 37,757
EPR Properties 545,650 40,613
Equinix Inc 80,495 40,417
Equity Residential 354,352 27,955
Essential Properties Realty Trust Inc 565,874 11,951
Essex Property Trust Inc 287,797 86,978
Extra Space Storage Inc 449,986 50,574
First Industrial Realty Trust Inc 545,640 20,838
Gecina SA 266,330 40,737
Goodman Group 10,239,284 103,555
GPT Group/The 8,590,967 36,466
Great Portland Estates PLC 1,546,487 12,422
HCP Inc 722,194 23,060
Healthcare Realty Trust Inc 695,698 22,248
Healthcare Trust of America Inc 2,084,532 56,136
Host Hotels & Resorts Inc 652,259 11,343
Industrial & Infrastructure Fund Investment Corp 14,513 18,974
Industrial Logistics Properties Trust 50,483 1,079
Inmobiliaria Colonial Socimi SA 4,088,225 45,628
Invitation Homes Inc 3,623,538 99,539
Japan Hotel REIT Investment Corp 59,610 49,775
Japan Retail Fund Investment Corp 20,966 42,241
Kenedix Retail REIT Corp 6,242 14,927
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Kilroy Realty Corp 611,800 $ 48,614
Klepierre SA 1,003,615 30,958
Link REIT 6,451,500 75,039
Macquarie Mexico Real Estate Management SA
de CV
( d)
6,008,080 6,819
Merlin Properties Socimi SA 3,036,488 41,459
Physicians Realty Trust 968,169 16,662
PLA Administradora Industrial S de RL de CV 3,489,080 4,916
Prologis Inc 1,657,960 133,648
Prologis Property Mexico SA de CV 2,760,470 5,546
Public Storage 86,528 21,006
Regency Centers Corp 912,802 60,884
Rexford Industrial Realty Inc 1,639,803 67,888
Sabra Health Care REIT Inc 1,116,180 23,038
Saul Centers Inc 186,083 10,195
Segro PLC 9,839,953 91,298
Simon Property Group Inc 498,351 80,832
Spirit Realty Capital Inc 412,691 18,208
Stockland 6,204,437 19,368
STORE Capital Corp 1,928,524 65,975
Sun Communities Inc 468,919 62,277
Sunstone Hotel Investors Inc 2,277,723 30,089
Tanger Factory Outlet Centers Inc 578,878 9,193
Taubman Centers Inc 388,450 15,740
Tokyu REIT Inc 4,411 7,994
UNITE Group PLC/The 3,744,960 46,963
VICI Properties Inc 1,677,238 35,792
Welltower Inc 1,335,955 111,045
Weyerhaeuser Co 438,114 11,132
$ 2,762,765
Software - 1.55%
InterXion Holding NV
( f)
746,368 56,202
Storage & Warehousing - 0.57%
Safestore Holdings PLC 2,754,650 20,904
TOTAL COMMON STOCKS $ 3,583,073
Total Investments $ 3,628,867
Other Assets and Liabilities -  0.02% 707
TOTAL NET ASSETS - 100.00% $ 3,629,574
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $8,847 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,229 or 0.94% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Country Percent
United States 55.01%
Japan 10.63%
Hong Kong 7.24%
Australia 5.72%
United Kingdom 5.05%
Germany 4.17%
Spain 2.40%
France 1.97%
Sweden 1.92%
Canada 1.63%
Netherlands 1.55%
Norway 0.76%
Luxembourg 0.73%
Singapore 0.72%
Mexico 0.48%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 37,882 $ 984,863 $ 985,798 $ 36,947
$ 37,882 $ 984,863 $ 985,798 $ 36,947
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 842 $ — $ — $ —
$ 842 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.97% Shares Held Value (000's)
Money Market Funds - 4.97%
Principal Government Money Market Fund
2.18%
(a),(b)
75,275,497 $ 75,275
TOTAL INVESTMENT COMPANIES $ 75,275
BONDS - 27.41%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 0.22%
AmeriCredit Automobile Receivables 2016-1
2.89%, 01/10/2022 $ 3,350 $ 3,356
Commercial Mortgage Backed Securities - 12.90%
CD 2017-CD3 Mortgage Trust
3.98%, 02/10/2050
(c)
4,500 4,759
Citigroup Commercial Mortgage Trust
2016-GC36
4.76%, 02/10/2049
(c)
4,400 4,675
COMM 2013-CCRE9 Mortgage Trust
4.25%, 07/10/2023
(c),(d)
2,400 2,365
COMM 2014-CCRE19 Mortgage Trust
4.72%, 08/10/2047
(c)
3,700 3,912
COMM 2014-UBS5 Mortgage Trust
4.63%, 09/10/2047
(c)
11,680 12,084
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,731
2.65%, 08/25/2026 5,480 5,597
3.19%, 09/25/2027
(c)
9,710 10,245
3.30%, 04/25/2023
(c)
7,000 7,270
3.46%, 08/25/2023
(c)
12,400 12,953
3.60%, 01/25/2028 8,340 9,052
3.65%, 02/25/2028
(c)
3,250 3,536
3.90%, 04/25/2028 6,800 7,535
Ginnie Mae
0.36%, 10/16/2053
(c),(e)
12,214 381
0.49%, 06/16/2052
(c),(e)
26,324 541
0.52%, 10/16/2054
(c),(e)
41,126 1,014
0.52%, 06/16/2060
(c),(e)
35,898 2,006
0.55%, 10/16/2054
(c),(e)
41,952 1,210
0.57%, 12/16/2059
(c),(e)
46,606 2,577
0.58%, 08/16/2051
(c),(e)
71,043 2,861
0.58%, 12/16/2053
(c),(e)
27,581 1,132
0.59%, 04/16/2047
(c),(e)
68,103 2,544
0.59%, 02/16/2060
(c),(e)
35,840 2,126
0.59%, 03/16/2060
(c),(e)
23,405 1,360
0.61%, 11/16/2045
(c),(e)
26,563 923
0.61%, 07/16/2060
(c),(e)
22,327 1,463
0.68%, 06/16/2054
(c),(e)
53,284 1,585
0.70%, 11/16/2052
(c),(e)
46,801 1,834
0.73%, 10/16/2054
(c),(e)
55,637 1,993
0.78%, 02/16/2053
(c),(e)
40,079 1,927
0.78%, 10/16/2059
(c),(e)
15,609 1,032
0.79%, 09/16/2053
(c),(e)
42,248 1,717
0.81%, 01/16/2056
(c),(e)
19,211 939
0.84%, 02/16/2053
(c),(e)
103,653 5,627
0.89%, 06/16/2057
(c),(e)
14,053 913
0.92%, 03/16/2052
(c),(e)
45,776 2,667
0.98%, 02/16/2046
(c),(e)
41,435 1,997
2.60%, 05/16/2059 4,062 4,029
2.60%, 03/16/2060 7,512 7,451
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046
(c),(d)
5,000 4,875
GS Mortgage Securities Trust 2014-GC20
4.97%, 04/10/2047
(c)
2,000 2,087
GS Mortgage Securities Trust 2014-GC24
4.53%, 09/10/2047
(c)
4,200 3,894
JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16
4.96%, 12/15/2046
(c)
8,000 8,666
JPMDB Commercial Mortgage Securities Trust
2018-C8
4.74%, 06/15/2051
(c)
3,700 4,063
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 $ 1,400 $ 1,407
Wells Fargo Commercial Mortgage Trust
2015-C31
4.61%, 11/15/2048
(c)
6,000 6,293
WFRBS Commercial Mortgage Trust 2014-C23
4.38%, 10/15/2057
(c)
9,700 10,342
WFRBS Commercial Mortgage Trust 2014-LC14
4.34%, 03/15/2047
(c)
8,000 8,226
$ 195,416
Home Equity Asset Backed Securities - 0.32%
ACE Securities Corp Mortgage Loan Trust Series
2007-D1
6.93%, 02/25/2038
(c),(d)
4,929 4,784
Mortgage Backed Securities - 13.34%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
7,121 7,747
CSMC Trust 2015-1
3.93%, 01/25/2045
(c),(d)
7,399 7,533
Fannie Mae Interest Strip
3.50%, 12/25/2043
(c),(e)
4,321 702
7.00%, 04/25/2024
(e)
23 3
Fannie Mae REMICS
1.76%, 06/25/2045
(c),(e)
17,237 1,090
2.50%, 02/25/2028
(e)
11,582 805
2.87%, 04/25/2027 7 7
1.00 x 1 Month USD LIBOR + 0.60%
3.00%, 07/25/2032
(e)
10,439 1,244
3.00%, 10/25/2040
(e)
26,884 2,094
3.00%, 04/25/2042 6,999 7,075
3.00%, 02/25/2043 4,629 4,725
3.00%, 01/25/2046 7,532 7,684
3.00%, 05/25/2048 2,157 2,172
3.50%, 02/25/2036
(e)
8,040 998
3.50%, 01/25/2040
(e)
12,181 997
3.50%, 11/25/2042 9,708 10,199
3.50%, 02/25/2043 896 934
3.50%, 02/25/2043
(e)
14,985 1,758
3.50%, 07/25/2043
(e)
11,176 1,044
3.50%, 08/25/2045 2,931 3,086
3.50%, 03/25/2048
(e)
19,516 1,448
4.00%, 06/25/2039 10,000 10,243
4.00%, 12/25/2039
(e)
5,919 534
4.00%, 03/25/2045 6,411 7,240
4.00%, 04/25/2047 3,293 3,559
4.50%, 04/25/2045
(e)
21,459 4,336
7.00%, 04/25/2032 787 896
9.00%, 05/25/2020 2 2
Freddie Mac REMICS
2.50%, 11/15/2032 4,349 4,356
2.50%, 02/15/2043 2,328 2,326
3.00%, 11/15/2030
(e)
4,545 245
3.00%, 06/15/2040 4,391 4,454
3.00%, 10/15/2042 1,425 1,461
3.00%, 05/15/2044 1,588 1,598
3.00%, 04/15/2046 2,611 2,676
3.00%, 11/15/2046 3,355 3,437
3.50%, 03/15/2029 3,968 4,186
3.50%, 04/15/2040
(e)
6,688 427
3.50%, 07/15/2042 2,972 3,039
3.50%, 05/15/2043 3,043 3,148
3.50%, 09/15/2043 7,680 7,908
4.00%, 05/15/2039 4,825 5,008
4.00%, 11/15/2042
(e)
8,570 1,262
4.00%, 11/15/2045 553 592
6.50%, 08/15/2027 73 76

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae
3.00%, 05/16/2037 $ 14,000 $ 14,060
3.25%, 05/20/2045 5,455 5,574
3.50%, 08/20/2039
(e)
16,820 1,427
3.50%, 01/20/2043
(e)
15,160 2,814
3.50%, 10/20/2044
(e)
18,526 2,604
3.50%, 11/20/2045 4,500 4,589
3.50%, 02/20/2048 800 828
4.00%, 11/16/2038 350 355
4.00%, 04/20/2044
(e)
5,629 842
4.00%, 01/20/2046
(e)
9,485 1,249
5.00%, 11/20/2039 3,052 3,380
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
4,236 4,261
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(c),(d)
4,401 4,483
New Residential Mortgage Loan Trust 2015-2
5.54%, 08/25/2055
(c),(d)
5,601 6,093
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(c)
7,145 7,292
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
1,410 1,413
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(c),(d)
4,431 4,436
$ 202,054
Other Asset Backed Securities - 0.63%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 1,600 1,588
TAL Advantage V LLC
3.33%, 05/20/2039
(d)
2,649 2,645
Towd Point Mortgage Trust
4.25%, 10/25/2053
(c),(d)
5,000 5,280
$ 9,513
TOTAL BONDS $ 415,123
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 68.90%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 15.77%
2.50%, 08/01/2027 $ 1,159 $ 1,169
2.50%, 02/01/2028 3,527 3,556
3.00%, 02/01/2027 3,139 3,207
3.00%, 02/01/2032 7,175 7,358
3.00%, 01/01/2033 4,697 4,802
3.00%, 04/01/2035 2,187 2,228
3.00%, 03/01/2037 4,815 4,890
3.00%, 10/01/2042 6,927 7,063
3.00%, 10/01/2042 5,953 6,070
3.00%, 05/01/2043 2,490 2,539
3.00%, 07/01/2045 6,568 6,684
3.00%, 10/01/2046 8,164 8,314
3.00%, 01/01/2047 6,554 6,675
3.50%, 11/01/2026 1,725 1,789
3.50%, 02/01/2032 3,709 3,856
3.50%, 04/01/2032 3,252 3,381
3.50%, 12/01/2041 2,456 2,568
3.50%, 04/01/2042 7,036 7,337
3.50%, 07/01/2042 8,064 8,408
3.50%, 08/01/2043 5,490 5,742
3.50%, 02/01/2044 6,050 6,283
3.50%, 08/01/2045 6,395 6,694
3.50%, 07/01/2046 9,186 9,582
3.50%, 01/01/2047 12,779 13,298
3.50%, 01/01/2048 9,867 10,308
4.00%, 12/01/2041 4,047 4,358
4.00%, 07/01/2042 2,948 3,174
4.00%, 09/15/2042 2,199 2,364
4.00%, 04/01/2043 8,478 9,113
4.00%, 07/01/2043 3,733 4,019
4.00%, 10/01/2045 7,912 8,480
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 08/01/2047 $ 11,463 $ 12,284
4.00%, 11/01/2047 2,517 2,694
4.00%, 01/01/2048 7,926 8,493
4.00%, 06/01/2048 13,723 14,645
4.50%, 04/01/2041 4,322 4,731
4.50%, 11/01/2043 4,005 4,385
4.85%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
5.00%, 10/01/2025 42 45
5.00%, 12/01/2032 45 49
5.00%, 02/01/2033 400 437
5.00%, 01/01/2034 3,707 4,046
5.00%, 05/01/2034 86 94
5.00%, 07/01/2035 34 37
5.00%, 07/01/2035 2 2
5.00%, 10/01/2035 7 8
5.00%, 11/01/2035 299 327
5.00%, 07/01/2044 2,761 3,014
5.00%, 03/01/2048 4,597 5,134
5.50%, 03/01/2029 1 1
5.50%, 05/01/2033 8 8
5.50%, 10/01/2033 12 13
5.50%, 12/01/2033 280 313
5.50%, 07/01/2037 16 18
5.50%, 04/01/2038 7 8
5.50%, 05/01/2038 41 46
6.00%, 01/01/2021 12 12
6.00%, 06/01/2028 6 6
6.00%, 05/01/2031 68 78
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 15 17
6.00%, 09/01/2032 48 53
6.00%, 11/01/2033 359 401
6.00%, 11/01/2033 149 164
6.00%, 09/01/2034 59 67
6.00%, 02/01/2035 56 64
6.00%, 10/01/2036 37 43
6.00%, 03/01/2037 74 83
6.00%, 05/01/2037 102 118
6.00%, 01/01/2038 10 11
6.00%, 03/01/2038 34 37
6.00%, 04/01/2038 78 87
6.00%, 07/01/2038 135 150
6.00%, 10/01/2038 89 101
6.50%, 12/01/2021 56 58
6.50%, 04/01/2022 68 70
6.50%, 05/01/2022 39 39
6.50%, 08/01/2022 19 20
6.50%, 05/01/2023 30 30
6.50%, 07/01/2023 1 2
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 31 35
6.50%, 04/01/2031 132 147
6.50%, 10/01/2031 47 54
6.50%, 02/01/2032 7 8
6.50%, 04/01/2032 6 7
6.50%, 04/01/2035 5 6
6.50%, 02/01/2037 28 31
7.00%, 07/01/2024 2 2
7.00%, 01/01/2028 228 243
7.00%, 06/01/2029 69 79
7.00%, 01/01/2031 1 1
7.00%, 04/01/2031 49 53
7.00%, 10/01/2031 80 89
7.00%, 04/01/2032 125 144
7.50%, 12/01/2030 3 3

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.50%, 02/01/2031 $ 1 $ 2
7.50%, 02/01/2031 11 12
8.50%, 07/01/2029 71 74
$ 238,848
Federal National Mortgage Association (FNMA) - 0.55%
3.00%, 04/01/2043 6,452 6,551
4.47%, 12/01/2033 69 72
1.00 x 12 Month USD LIBOR + 1.60%
5.50%, 05/01/2033 76 79
6.00%, 01/01/2032 112 119
6.00%, 04/01/2033 170 182
6.00%, 09/01/2034 360 386
6.50%, 06/01/2031 66 75
6.50%, 11/01/2032 346 380
6.50%, 11/01/2032 95 103
7.00%, 08/01/2028 47 53
7.00%, 12/01/2028 49 54
7.00%, 07/01/2029 52 59
7.00%, 07/01/2032 119 130
7.50%, 12/01/2024 67 70
7.50%, 07/01/2029 3 3
7.50%, 02/01/2030 58 62
$ 8,378
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 40.33%
2.00%, 08/01/2028 2,173 2,163
2.00%, 07/01/2030 5,543 5,469
2.50%, 06/01/2027 4,326 4,359
2.50%, 05/01/2028 1,858 1,872
2.50%, 08/01/2028 2,507 2,527
2.50%, 03/01/2030 5,761 5,802
2.50%, 12/01/2031 7,576 7,629
3.00%, 04/01/2027 2,954 3,016
3.00%, 05/01/2029 4,913 5,030
3.00%, 01/01/2030 425 434
3.00%, 08/01/2031 8,389 8,588
3.00%, 10/01/2036 5,895 6,025
3.00%, 11/01/2042 7,201 7,338
3.00%, 12/01/2042 5,439 5,542
3.00%, 12/01/2042 5,569 5,675
3.00%, 01/01/2043 5,221 5,320
3.00%, 02/01/2043 5,530 5,635
3.00%, 06/01/2043 9,796 9,982
3.00%, 08/01/2043 6,347 6,467
3.00%, 07/01/2045 2,595 2,635
3.00%, 01/01/2046 5,175 5,259
3.00%, 07/01/2046 7,173 7,280
3.00%, 09/01/2046 6,050 6,150
3.00%, 10/01/2046 6,961 7,064
3.00%, 11/01/2046 10,862 11,055
3.00%, 12/01/2046 5,602 5,693
3.00%, 12/01/2046 8,116 8,235
3.00%, 01/01/2047 6,301 6,413
3.50%, 08/01/2031 4,149 4,324
3.50%, 02/01/2033 8,391 8,749
3.50%, 06/01/2039 4,281 4,442
3.50%, 02/01/2042 5,694 5,972
3.50%, 06/01/2042 2,999 3,125
3.50%, 07/01/2042 4,488 4,691
3.50%, 09/01/2042 7,764 8,115
3.50%, 11/01/2042 4,564 4,770
3.50%, 02/01/2043 1,855 1,946
3.50%, 05/01/2043 2,490 2,612
3.50%, 05/01/2043 4,565 4,775
3.50%, 09/01/2044 13,278 13,928
3.50%, 10/01/2044 6,172 6,474
3.50%, 11/01/2044 5,422 5,708
3.50%, 03/01/2045 4,905 5,132
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2045 $ 3,012 $ 3,139
3.50%, 06/01/2045 6,006 6,298
3.50%, 08/01/2045 5,408 5,674
3.50%, 09/01/2045 4,748 4,958
3.50%, 10/01/2045 5,446 5,711
3.50%, 11/01/2045 10,026 10,471
3.50%, 01/01/2046 4,811 5,041
3.50%, 03/01/2046 6,689 7,005
3.50%, 04/01/2046 7,114 7,447
3.50%, 10/01/2047 5,024 5,258
3.50%, 05/01/2049 8,871 9,227
4.00%, 01/01/2034 1,161 1,224
4.00%, 10/01/2037 6,270 6,546
4.00%, 09/01/2040 2,539 2,691
4.00%, 02/01/2042 2,027 2,168
4.00%, 01/01/2043 1,938 2,086
4.00%, 03/01/2043 3,565 3,788
4.00%, 08/01/2043 6,544 7,039
4.00%, 04/01/2044 2,615 2,814
4.00%, 08/01/2044 9,155 9,850
4.00%, 08/01/2044 3,501 3,766
4.00%, 11/01/2044 2,810 3,023
4.00%, 12/01/2044 5,655 6,084
4.00%, 02/01/2045 4,748 5,108
4.00%, 07/01/2045 5,427 5,706
4.00%, 08/01/2045 5,697 6,129
4.00%, 09/01/2045 9,655 10,388
4.00%, 01/01/2046 7,574 8,143
4.00%, 05/01/2046 11,274 12,074
4.00%, 07/01/2046 7,144 7,686
4.00%, 08/01/2046 9,927 10,550
4.00%, 07/01/2047 7,478 8,045
4.00%, 10/01/2047 6,198 6,613
4.00%, 12/01/2047 5,151 5,518
4.00%, 02/01/2048 7,399 7,886
4.00%, 03/01/2049 6,597 7,051
4.00%, 07/01/2049 7,049 7,517
4.50%, 12/01/2019 2 2
4.50%, 01/01/2020 6 6
4.50%, 09/01/2025 1,084 1,133
4.50%, 08/01/2039 2,702 2,931
4.50%, 03/01/2041 3,381 3,649
4.50%, 03/01/2042 7,270 7,941
4.50%, 09/01/2043 3,479 3,817
4.50%, 09/01/2043 5,913 6,486
4.50%, 11/01/2043 5,601 6,145
4.50%, 10/01/2044 3,136 3,441
4.50%, 12/01/2044 7,749 8,502
4.50%, 05/01/2045 3,374 3,702
4.50%, 09/01/2045 5,004 5,452
4.50%, 10/01/2045 6,455 7,080
4.50%, 11/01/2045 8,191 8,919
4.50%, 08/01/2048 6,734 7,332
4.50%, 09/01/2048 11,946 13,072
4.50%, 11/01/2048 8,163 8,806
5.00%, 01/01/2026 45 48
5.00%, 04/01/2035 124 135
5.00%, 05/01/2035 66 72
5.00%, 07/01/2035 22 25
5.00%, 02/01/2038 1,701 1,879
5.00%, 03/01/2038 1,205 1,334
5.00%, 02/01/2040 5,977 6,652
5.00%, 05/01/2040 2,444 2,721
5.00%, 07/01/2040 1,511 1,680
5.00%, 07/01/2041 6,887 7,668
5.00%, 02/01/2044 3,132 3,467
5.00%, 06/01/2044 3,051 3,367

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 05/01/2048 $ 5,281 $ 5,894
5.50%, 06/01/2026 51 54
5.50%, 07/01/2033 529 592
5.50%, 02/01/2037 4 4
5.50%, 12/01/2037 781 870
5.50%, 03/01/2038 191 213
6.00%, 12/01/2022 6 6
6.00%, 03/01/2029 35 39
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 7
6.00%, 03/01/2034 131 144
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 48 54
6.00%, 03/01/2038 46 53
6.00%, 04/01/2039 583 655
6.50%, 09/01/2024 99 110
6.50%, 08/01/2028 17 19
6.50%, 12/01/2028 11 12
6.50%, 02/01/2029 15 17
6.50%, 03/01/2029 24 27
6.50%, 04/01/2029 22 24
6.50%, 06/01/2031 67 74
6.50%, 06/01/2031 61 68
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 30 33
6.50%, 04/01/2032 75 83
6.50%, 04/01/2032 19 21
6.50%, 08/01/2032 65 72
6.50%, 02/01/2033 141 157
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 75 88
6.50%, 08/01/2036 37 42
6.50%, 10/01/2036 34 41
6.50%, 11/01/2036 23 27
6.50%, 07/01/2037 13 15
6.50%, 07/01/2037 21 24
6.50%, 08/01/2037 328 380
6.50%, 08/01/2037 32 36
6.50%, 02/01/2038 24 28
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 4 4
7.00%, 11/01/2031 132 145
7.50%, 01/01/2031 1 1
7.50%, 08/01/2032 7 8
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 2 2
$ 610,773
Government National Mortgage Association (GNMA) - 7.35%
3.00%, 11/15/2042 6,135 6,289
3.00%, 11/15/2042 4,048 4,142
3.00%, 12/15/2042 4,102 4,206
3.00%, 02/15/2043 4,761 4,880
3.00%, 09/20/2046 6,892 7,065
3.00%, 11/20/2046 4,713 4,825
3.50%, 08/20/2042 4,233 4,425
3.50%, 05/15/2043 7,202 7,540
3.50%, 06/20/2043 4,998 5,234
3.50%, 08/15/2043 5,776 6,037
3.50%, 04/20/2045 4,379 4,563
3.50%, 02/20/2047 2,198 2,293
3.50%, 05/20/2047 13,296 13,835
3.50%, 10/20/2047 4,874 5,066
3.50%, 11/20/2047 4,756 4,919
4.00%, 08/15/2041 3,918 4,184
4.00%, 09/15/2041 5,873 6,305
4.00%, 03/15/2044 3,797 4,063
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 10/20/2044 $ 3,461 $ 3,657
5.00%, 02/15/2034 109 119
5.00%, 10/15/2039 2,392 2,647
5.50%, 07/20/2033 917 1,016
5.50%, 03/20/2034 952 1,056
5.50%, 05/20/2035 98 109
6.00%, 10/15/2023 55 60
6.00%, 11/15/2023 5 5
6.00%, 11/15/2023 10 11
6.00%, 12/15/2023 4 4
6.00%, 03/15/2024 9 10
6.00%, 04/20/2026 29 32
6.00%, 10/20/2028 5 5
6.00%, 02/20/2029 53 59
6.00%, 09/15/2032 57 62
6.00%, 02/15/2033 17 19
6.00%, 07/20/2033 725 833
6.00%, 08/15/2038 66 73
6.50%, 09/15/2023 12 13
6.50%, 09/15/2023 8 8
6.50%, 09/15/2023 2 2
6.50%, 10/15/2023 11 12
6.50%, 12/15/2023 10 11
6.50%, 12/15/2023 11 12
6.50%, 12/15/2023 2 3
6.50%, 12/15/2023 6 7
6.50%, 01/15/2024 9 10
6.50%, 01/15/2024 2 2
6.50%, 01/15/2024 18 20
6.50%, 01/15/2024 4 4
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 1 2
6.50%, 03/15/2024 3 4
6.50%, 04/15/2024 7 8
6.50%, 04/20/2024 4 4
6.50%, 07/15/2024 17 19
6.50%, 01/15/2026 4 5
6.50%, 03/15/2026 7 7
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 6 7
6.50%, 03/20/2031 48 56
6.50%, 04/20/2031 39 45
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 10 11
6.50%, 07/15/2032 3 3
6.50%, 05/20/2034 518 600
6.80%, 04/20/2025 22 22
7.00%, 11/15/2022 2 2
7.00%, 12/15/2022 15 16
7.00%, 01/15/2023 4 4
7.00%, 01/15/2023 1 2
7.00%, 01/15/2023 4 4
7.00%, 02/15/2023 12 12
7.00%, 07/15/2023 4 4
7.00%, 07/15/2023 3 3
7.00%, 07/15/2023 4 5
7.00%, 08/15/2023 9 9
7.00%, 10/15/2023 1 1
7.00%, 12/15/2023 4 4
7.00%, 12/15/2023 9 9
7.00%, 01/15/2026 7 7
7.00%, 01/15/2027 10 11
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 7 7
7.00%, 10/15/2027 1 1
7.00%, 12/15/2027 1 1
7.00%, 12/15/2027 3 3
7.00%, 04/15/2028 2 2

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 06/15/2028 $ 92 $ 100
7.00%, 12/15/2028 53 57
7.00%, 01/15/2029 36 39
7.00%, 03/15/2029 21 21
7.00%, 04/15/2029 143 155
7.00%, 04/15/2029 4 4
7.00%, 05/15/2031 5 6
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 12/15/2021 6 6
7.50%, 03/15/2022 3 4
7.50%, 04/15/2022 1 1
7.50%, 04/15/2022 11 11
7.50%, 08/15/2022 2 2
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 8 8
7.50%, 02/15/2023 4 4
7.50%, 05/15/2023 1 1
7.50%, 05/15/2023 4 4
7.50%, 06/15/2023 2 2
7.50%, 03/15/2024 8 8
7.50%, 08/15/2024 1 1
7.50%, 05/15/2027 4 4
7.50%, 06/15/2027 8 8
7.50%, 08/15/2029 22 23
7.50%, 10/15/2029 15 15
7.50%, 11/15/2029 41 41
8.00%, 02/15/2022 5 5
8.00%, 04/15/2022 1 1
8.00%, 12/15/2030 5 6
9.00%, 11/15/2021 10 10
9.50%, 08/15/2021 5 5
$ 111,211
U.S. Treasury - 4.46%
1.00%, 11/30/2019 6,880 6,852
1.13%, 12/31/2019 14,800 14,735
1.13%, 03/31/2020 8,600 8,544
1.25%, 01/31/2020 8,700 8,660
2.00%, 02/15/2025 4,500 4,527
2.13%, 12/31/2022 4,920 4,965
3.13%, 05/15/2021 13,000 13,265
6.25%, 08/15/2023 5,100 5,967
$ 67,515
U.S. Treasury Strip - 0.44%
0.00%, 05/15/2020
(f),(g)
6,800 6,694
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,043,419
Total Investments $ 1,533,817
Other Assets and Liabilities -  (1.28)% (19,394)
TOTAL NET ASSETS - 100.00% $ 1,514,423
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,915 or 3.69% of net assets.
(e) Security is an Interest Only Strip.
(f) Non-income producing security
(g) Security is a Principal Only Strip.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 90.24%
Money Market Funds 4.97%
Government 4.90%
Asset Backed Securities 1.17%
Other Assets and Liabilities
(1.28)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 15,236 $ 330,199 $ 270,160 $ 75,275
$ 15,236 $ 330,199 $ 270,160 $ 75,275
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 350 $ — $ — $ —
$ 350 $ — $ — $ —
Amounts in thousands

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9.32% Shares Held Value (000's)
Money Market Funds - 9.32%
BlackRock Liquidity FedFund 2.21%
(a),(b)
31,636,669 $ 31,637
Principal Government Money Market Fund
2.18%
(a),(b),(c)
260,197,038 260,197
$ 291,834
TOTAL INVESTMENT COMPANIES $ 291,834
COMMON STOCKS - 0.08% Shares Held Value (000's)
Distribution & Wholesale - 0.08%
ATD New Holdings Inc
(d),(e),(f)
101,514 2,529
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e),(f)
164,087 —
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc 246 12
Sabine Oil & Gas Holdings Inc - Warrants
(d)
759 8
Sabine Oil & Gas Holdings Inc - Warrants
(d)
172 1
$ 21
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e),(f)
15,207 —
TOTAL COMMON STOCKS $ 2,550
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e),(f)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 83.10%
Principal
Amount (000's) Value (000's)
Advertising - 0.21%
Lamar Media Corp
5.00%, 05/01/2023 $ 165 $ 168
5.38%, 01/15/2024 911 936
5.75%, 02/01/2026 1,626 1,715
MDC Partners Inc
6.50%, 05/01/2024
(g)
450 406
National CineMedia LLC
6.00%, 04/15/2022 416 419
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(g)
2,000 2,030
5.63%, 02/15/2024 639 657
5.88%, 03/15/2025 365 375
$ 6,706
Aerospace & Defense - 1.95%
Arconic Inc
5.13%, 10/01/2024 1,855 1,978
5.40%, 04/15/2021 295 306
5.87%, 02/23/2022 498 533
5.90%, 02/01/2027 335 369
5.95%, 02/01/2037 771 823
6.15%, 08/15/2020 125 129
6.75%, 01/15/2028
(h)
876 968
BBA US Holdings Inc
5.38%, 05/01/2026
(g)
575 602
Bombardier Inc
5.75%, 03/15/2022
(g)
300 306
6.00%, 10/15/2022
(g)
1,450 1,448
6.13%, 01/15/2023
(g)
1,512 1,535
7.50%, 12/01/2024
(g)
400 412
7.50%, 03/15/2025
(g)
2,093 2,128
7.88%, 04/15/2027
(g)
2,000 2,025
8.75%, 12/01/2021
(g)
200 218
Moog Inc
5.25%, 12/01/2022
(g)
30 30
Pioneer Holdings LLC / Pioneer Finance Corp
9.00%, 11/01/2022
(g)
100 103
TransDigm Inc
6.00%, 07/15/2022 1,378 1,392
6.25%, 03/15/2026
(g)
18,485 19,387
6.38%, 06/15/2026
(h)
10,883 11,084
6.50%, 07/15/2024 7,451 7,655
6.50%, 05/15/2025 1,054 1,086
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
TransDigm Inc   (continued)
7.50%, 03/15/2027
(g)
$ 1,430 $ 1,509
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,435 1,464
Triumph Group Inc
4.88%, 04/01/2021 550 545
5.25%, 06/01/2022 1,755 1,737
7.75%, 08/15/2025 1,331 1,334
$ 61,106
Agriculture - 0.07%
Darling Ingredients Inc
5.25%, 04/15/2027
(g)
685 714
JBS Investments II GmbH
5.75%, 01/15/2028
(g)
730 742
7.00%, 01/15/2026
(g)
400 428
Pyxus International Inc
9.88%, 07/15/2021 200 168
Vector Group Ltd
6.13%, 02/01/2025
(g)
270 256
$ 2,308
Airlines - 0.16%
Air Canada
7.75%, 04/15/2021
(g)
250 268
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 210 223
United Airlines Holdings Inc
4.25%, 10/01/2022 500 512
5.00%, 02/01/2024 1,737 1,819
6.00%, 12/01/2020
(h)
1,009 1,047
Virgin Australia Holdings Ltd
7.88%, 10/15/2021
(g)
200 206
WestJet Airlines Ltd
3.50%, 06/16/2021
(g)
995 998
$ 5,073
Apparel - 0.09%
Hanesbrands Inc
4.63%, 05/15/2024
(g)
1,045 1,084
4.88%, 05/15/2026
(g)
885 925
Levi Strauss & Co
5.00%, 05/01/2025 150 156
Under Armour Inc
3.25%, 06/15/2026 500 483
Wolverine World Wide Inc
5.00%, 09/01/2026
(g)
80 80
$ 2,728
Automobile Manufacturers - 0.71%
Allison Transmission Inc
4.75%, 10/01/2027
(g)
25 25
5.00%, 10/01/2024
(g)
1,500 1,524
Aston Martin Capital Holdings Ltd
6.50%, 04/15/2022
(g),(h)
1,674 1,549
BCD Acquisition Inc
9.63%, 09/15/2023
(g)
12,828 13,389
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023 1,427 1,498
General Motors Co
0.00%, 12/01/2020
(d),(e),(f),(i)
25 —
0.00%, 12/01/2020
(d),(e),(f),(i)
50 —
0.00%, 07/15/2023
(d),(e),(f),(i)
1,000 —
0.00%, 09/01/2025
(d),(e),(f),(i)
700 —
0.00%, 05/01/2028
(d),(e),(f),(i)
150 —
0.00%, 03/06/2032
(d),(e),(f),(i)
75 —
0.00%, 07/15/2033
(d),(e),(f),(i)
100 —
0.00%, 07/15/2033
(d),(e),(f),(i)
5,050 —
0.00%, 03/15/2036
(d),(e),(f),(i)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
960 764

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Navistar International Corp
6.63%, 11/01/2025
(g)
$ 1,065 $ 1,093
Tesla Inc
5.30%, 08/15/2025
(g),(h)
1,930 1,696
Wabash National Corp
5.50%, 10/01/2025
(g)
792 770
$ 22,308
Automobile Parts & Equipment - 1.00%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
1,500 1,148
Adient US LLC
7.00%, 05/15/2026
(g)
250 254
American Axle & Manufacturing Inc
6.25%, 04/01/2025 618 620
6.25%, 03/15/2026 649 647
6.50%, 04/01/2027
(h)
802 802
6.63%, 10/15/2022 134 136
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(g)
626 568
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
910 921
6.50%, 06/01/2026
(g)
537 560
Dana Inc
6.00%, 09/15/2023 6 6
Delphi Technologies PLC
5.00%, 10/01/2025
(g)
1,150 1,009
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027
(h)
720 683
5.00%, 05/31/2026
(h)
700 698
5.13%, 11/15/2023 1,230 1,245
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(g),(j),(k)
950 919
Meritor Inc
6.25%, 02/15/2024 69 71
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(g)
14,000 14,485
8.50%, 05/15/2027
(g)
2,000 2,033
Tenneco Inc
5.00%, 07/15/2026
(h)
434 336
Truck Hero Inc
8.50%, 04/21/2024
(g)
4,010 4,010
$ 31,151
Banks - 1.20%
Barclays PLC
4.38%, 09/11/2024 1,700 1,744
4.84%, 05/09/2028 2,550 2,594
5.20%, 05/12/2026 2,300 2,402
CIT Group Inc
4.13%, 03/09/2021 515 524
4.75%, 02/16/2024 3,335 3,540
5.00%, 08/15/2022 6,756 7,161
5.00%, 08/01/2023 905 969
5.25%, 03/07/2025 515 565
6.13%, 03/09/2028 100 115
Deutsche Bank AG
4.30%, 05/24/2028
(l)
750 696
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,275 1,214
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(l)
645 585
USD Swap Rate NY 5 Year + 2.55%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
1,315 1,785
Freedom Mortgage Corp
8.25%, 04/15/2025
(g)
900 785
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(g)
$ 1,750 $ 1,772
5.71%, 01/15/2026
(g)
1,200 1,237
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
7,828 7,554
RBS Capital Trust II
6.43%, 12/29/2049
(l),(m)
150 195
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
7.65%, 08/29/2049
(l),(m)
700 924
3 Month USD LIBOR + 2.50%
Standard Chartered PLC
7.01%, 07/29/2049
(g),(l),(m)
600 679
3 Month USD LIBOR + 1.46%
Synovus Financial Corp
5.75%, 12/15/2025
(l)
500 512
3 Month USD LIBOR + 4.18%
$ 37,552
Beverages - 0.08%
Cott Holdings Inc
5.50%, 04/01/2025
(g)
2,505 2,568
Building Materials - 0.48%
American Woodmark Corp
4.88%, 03/15/2026
(g)
1,000 990
BMC East LLC
5.50%, 10/01/2024
(g)
240 245
Boise Cascade Co
5.63%, 09/01/2024
(g)
165 169
Builders FirstSource Inc
6.75%, 06/01/2027
(g)
805 847
Cornerstone Building Brands Inc
8.00%, 04/15/2026
(g)
1,175 1,146
CPG Merger Sub LLC
8.00%, 10/01/2021
(g)
910 910
Griffon Corp
5.25%, 03/01/2022 720 717
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
700 704
JELD-WEN Inc
4.63%, 12/15/2025
(g)
1,280 1,259
4.88%, 12/15/2027
(g)
371 363
Louisiana-Pacific Corp
4.88%, 09/15/2024 6 6
Masonite International Corp
5.63%, 03/15/2023
(g)
951 977
5.75%, 09/15/2026
(g)
220 229
Norbord Inc
6.25%, 04/15/2023
(g)
41 43
Standard Industries Inc/NJ
4.75%, 01/15/2028
(g)
536 530
5.00%, 02/15/2027
(g)
1,150 1,170
5.38%, 11/15/2024
(g)
1,025 1,051
5.50%, 02/15/2023
(g)
1,300 1,331
6.00%, 10/15/2025
(g)
765 804
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(g)
508 513
6.13%, 07/15/2023 630 638
US Concrete Inc
6.38%, 06/01/2024 498 518
$ 15,160
Chemicals - 1.31%
Ashland LLC
4.75%, 08/15/2022 605 629
6.88%, 05/15/2043 850 924
Axalta Coating Systems LLC
4.88%, 08/15/2024
(g)
485 500

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Blue Cube Spinco LLC
9.75%, 10/15/2023 $ 875 $ 962
10.00%, 10/15/2025 483 544
CF Industries Inc
3.45%, 06/01/2023 775 783
4.95%, 06/01/2043 950 868
5.15%, 03/15/2034 687 678
5.38%, 03/15/2044 621 584
Chemours Co/The
6.63%, 05/15/2023 522 524
Consolidated Energy Finance SA
6.88%, 06/15/2025
(g)
300 306
Cornerstone Chemical Co
6.75%, 08/15/2024
(g)
14,087 12,995
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06/15/2023
(g)
300 312
Element Solutions Inc
5.88%, 12/01/2025
(g)
800 814
GCP Applied Technologies Inc
5.50%, 04/15/2026
(g)
600 615
HB Fuller Co
4.00%, 02/15/2027 350 326
INEOS Group Holdings SA
5.63%, 08/01/2024
(g),(h)
800 798
Kraton Polymers LLC / Kraton Polymers Capital
Corp
7.00%, 04/15/2025
(g)
900 914
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(g)
600 567
OCI NV
6.63%, 04/15/2023
(g)
1,075 1,118
Olin Corp
5.00%, 02/01/2030 620 603
5.13%, 09/15/2027 132 133
PolyOne Corp
5.25%, 03/15/2023 355 377
PQ Corp
6.75%, 11/15/2022
(g)
600 620
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
1,432 1,357
Rayonier AM Products Inc
5.50%, 06/01/2024
(g)
790 632
SPCM SA
4.88%, 09/15/2025
(g)
850 860
Starfruit Finco BV / Starfruit US Holdco LLC
8.00%, 10/01/2026
(g),(h)
1,325 1,312
TPC Group Inc
8.75%, 12/15/2020
(g)
550 551
10.50%, 08/01/2024
(g),(n)
905 955
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(g)
1,018 963
Tronox Finance PLC
5.75%, 10/01/2025
(g)
380 358
Tronox Inc
6.50%, 04/15/2026
(g)
1,075 1,029
Valvoline Inc
4.38%, 08/15/2025 323 325
5.50%, 07/15/2024 450 465
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(g)
15 13
Versum Materials Inc
5.50%, 09/30/2024
(g)
360 385
WR Grace & Co-Conn
5.13%, 10/01/2021
(g)
4,200 4,352
5.63%, 10/01/2024
(g)
60 65
$ 41,116
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal - 0.41%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(g)
$ 61 $ 63
CONSOL Energy Inc
11.00%, 11/15/2025
(g)
295 313
Foresight Energy LLC / Foresight Energy Finance
Corp
11.50%, 04/01/2023
(g)
28,790 10,508
Peabody Energy Corp
6.00%, 03/31/2022
(g)
966 985
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06/15/2025
(g)
340 337
Warrior Met Coal Inc
8.00%, 11/01/2024
(g)
685 716
$ 12,922
Commercial Services - 2.13%
ACE Cash Express Inc
12.00%, 12/15/2022
(g)
3 3
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
155 134
Algeco Global Finance Plc
8.00%, 02/15/2023
(g)
600 615
AMN Healthcare Inc
5.13%, 10/01/2024
(g)
423 433
Aptim Corp
7.75%, 06/15/2025
(g),(h)
300 222
APX Group Inc
7.63%, 09/01/2023
(h)
200 156
7.88%, 12/01/2022
(h)
2,150 2,037
8.75%, 12/01/2020 553 525
Atento Luxco 1 SA
6.13%, 08/10/2022
(g)
100 102
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.25%, 03/15/2025
(g),(h)
771 779
5.50%, 04/01/2023 40 41
6.38%, 04/01/2024
(g)
118 123
Brink's Co/The
4.63%, 10/15/2027
(g)
1,100 1,119
Carriage Services Inc
6.63%, 06/01/2026
(g)
8 8
Cimpress NV
7.00%, 06/15/2026
(g)
1,300 1,303
Emeco Pty Ltd
9.25%, 03/31/2022 400 422
Flexi-Van Leasing Inc
10.00%, 02/15/2023
(g)
400 382
Garda World Security Corp
8.75%, 05/15/2025
(g)
1,600 1,636
Gartner Inc
5.13%, 04/01/2025
(g)
950 977
Graham Holdings Co
5.75%, 06/01/2026
(g)
29 31
Herc Holdings Inc
5.50%, 07/15/2027
(g)
155 155
Hertz Corp/The
5.50%, 10/15/2024
(g)
700 688
5.88%, 10/15/2020 466 466
6.25%, 10/15/2022 300 303
7.38%, 01/15/2021 200 200
7.63%, 06/01/2022
(g)
1,450 1,503
Jaguar Holding Co II / Pharmaceutical Product
Development LLC
6.38%, 08/01/2023
(g)
753 780
Laureate Education Inc
8.25%, 05/01/2025
(g)
773 841

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Matthews International Corp
5.25%, 12/01/2025
(g)
$ 255 $ 250
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(g)
3,550 3,390
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(g),(h)
775 748
5.50%, 10/01/2021
(g)
650 651
Nielsen Finance LLC / Nielsen Finance Co
4.50%, 10/01/2020 100 100
5.00%, 04/15/2022
(g)
6,652 6,641
Prime Security Services Borrower LLC / Prime
Finance Inc
5.25%, 04/15/2024
(g)
730 745
5.75%, 04/15/2026
(g)
730 761
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
8,625 9,272
8.25%, 11/15/2026
(g)
2,155 2,385
Rent-A-Center Inc/TX
4.75%, 05/01/2021 129 129
Ritchie Bros Auctioneers Inc
5.38%, 01/15/2025
(g)
405 421
Service Corp International/US
4.63%, 12/15/2027 450 461
5.13%, 06/01/2029 1,395 1,470
5.38%, 05/15/2024 475 487
8.00%, 11/15/2021 370 406
ServiceMaster Co LLC/The
5.13%, 11/15/2024
(g)
1,150 1,190
Sotera Health Topco Inc
8.13%, PIK 8.88%, 11/01/2021
(g),(j),(k)
410 408
Team Health Holdings Inc
6.38%, 02/01/2025
(g),(h)
13,014 10,607
United Rentals North America Inc
4.63%, 07/15/2023 740 756
4.63%, 10/15/2025 584 593
4.88%, 01/15/2028 2,015 2,055
5.25%, 01/15/2030 200 205
5.50%, 07/15/2025 452 470
5.50%, 05/15/2027 905 951
5.88%, 09/15/2026 1,060 1,128
6.50%, 12/15/2026 1,075 1,169
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
1,950 2,079
Weight Watchers International Inc
8.63%, 12/01/2025
(g)
17 17
WEX Inc
4.75%, 02/01/2023
(g)
575 578
$ 66,507
Computers - 0.58%
Banff Merger Sub Inc
9.75%, 09/01/2026
(g)
2,450 2,180
Booz Allen Hamilton Inc
5.13%, 05/01/2025
(g)
174 179
Dell Inc
4.63%, 04/01/2021
(h)
500 514
5.40%, 09/10/2040 150 146
6.50%, 04/15/2038 674 704
Dell International LLC / EMC Corp
5.88%, 06/15/2021
(g)
1,220 1,241
7.13%, 06/15/2024
(g)
1,000 1,058
EMC Corp
3.38%, 06/01/2023 415 410
Everi Payments Inc
7.50%, 12/15/2025
(g)
7 7
Exela Intermediate LLC / Exela Finance Inc
10.00%, 07/15/2023
(g)
735 601
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Harland Clarke Holdings Corp
8.38%, 08/15/2022
(g)
$ 914 $ 772
9.25%, 03/01/2021
(g),(h)
815 780
Leidos Holdings Inc
4.45%, 12/01/2020 1,000 1,014
5.95%, 12/01/2040 345 351
Leidos Inc
5.50%, 07/01/2033 400 395
7.13%, 07/01/2032
(h)
465 509
NCR Corp
4.63%, 02/15/2021 100 100
5.00%, 07/15/2022 3,100 3,111
5.88%, 12/15/2021 285 287
6.38%, 12/15/2023 480 493
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06/01/2025
(g)
1,336 1,378
Western Digital Corp
4.75%, 02/15/2026
(h)
1,883 1,862
$ 18,092
Consumer Products - 0.27%
ACCO Brands Corp
5.25%, 12/15/2024
(g)
316 324
Central Garden & Pet Co
5.13%, 02/01/2028 642 642
6.13%, 11/15/2023 1,325 1,375
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(g)
951 820
Prestige Brands Inc
5.38%, 12/15/2021
(g)
525 528
6.38%, 03/01/2024
(g)
2,498 2,594
Spectrum Brands Inc
5.75%, 07/15/2025 1,750 1,813
6.13%, 12/15/2024 240 248
$ 8,344
Cosmetics & Personal Care - 0.17%
Avon International Operations Inc
7.88%, 08/15/2022
(g)
160 166
Avon Products Inc
7.00%, 03/15/2023 6 6
8.95%, 03/15/2043 200 216
Coty Inc
6.50%, 04/15/2026
(g),(h)
1,033 994
Edgewell Personal Care Co
4.70%, 05/19/2021 250 254
First Quality Finance Co Inc
4.63%, 05/15/2021
(g)
695 694
5.00%, 07/01/2025
(g)
1,265 1,284
High Ridge Brands Co
8.88%, 03/15/2025
(g)
4,938 198
Revlon Consumer Products Corp
5.75%, 02/15/2021
(h)
1,713 1,593
$ 5,405
Distribution & Wholesale - 0.66%
American Builders & Contractors Supply Co Inc
5.75%, 12/15/2023
(g)
2,740 2,836
5.88%, 05/15/2026
(g)
450 478
Anixter Inc
5.13%, 10/01/2021
(h)
400 416
5.50%, 03/01/2023 511 545
Core & Main LP
6.13%, 08/15/2025
(g)
1,000 1,030
H&E Equipment Services Inc
5.63%, 09/01/2025 661 679
HD Supply Inc
5.38%, 10/15/2026
(g)
825 869
IAA Inc
5.50%, 06/15/2027
(g)
4,000 4,182

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
KAR Auction Services Inc
5.13%, 06/01/2025
(g)
$ 5,032 $ 5,183
LKQ Corp
4.75%, 05/15/2023 1,983 2,016
Performance Food Group Inc
5.50%, 06/01/2024
(g)
380 386
Resideo Funding Inc
6.13%, 11/01/2026
(g)
1,490 1,574
Univar USA Inc
6.75%, 07/15/2023
(g)
443 450
$ 20,644
Diversified Financial Services - 4.06%
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(g)
1,320 1,379
9.75%, 07/15/2027
(g)
1,370 1,430
Ally Financial Inc
4.13%, 02/13/2022 1,450 1,493
4.25%, 04/15/2021 1,480 1,503
4.63%, 05/19/2022 592 613
4.63%, 03/30/2025 542 578
5.13%, 09/30/2024 745 816
5.75%, 11/20/2025 1,600 1,786
7.50%, 09/15/2020 5,410 5,667
8.00%, 03/15/2020 6,090 6,280
8.00%, 11/01/2031 2,242 2,996
8.00%, 11/01/2031 285 378
Credit Acceptance Corp
6.63%, 03/15/2026
(g)
750 809
7.38%, 03/15/2023 310 322
Curo Group Holdings Corp
8.25%, 09/01/2025
(g)
330 291
E*TRADE Financial Corp
5.88%, 12/31/2049
(l),(m)
1,500 1,601
3 Month USD LIBOR + 4.44%
goeasy Ltd
7.88%, 11/01/2022
(g)
125 130
HSBC Finance Corp
6.68%, 01/15/2021 490 516
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 03/15/2022
(g)
503 516
5.25%, 10/01/2025
(g)
11,284 11,566
5.88%, 08/01/2021
(g)
365 370
LPL Holdings Inc
5.75%, 09/15/2025
(g)
1,009 1,047
Nationstar Mortgage Holdings Inc
8.13%, 07/15/2023
(g)
7,650 7,947
9.13%, 07/15/2026
(g)
875 917
Nationstar Mortgage LLC / Nationstar Capital
Corp
6.50%, 07/01/2021 660 658
Navient Corp
5.00%, 10/26/2020 1,292 1,319
5.63%, 08/01/2033 122 102
5.88%, 03/25/2021 790 820
5.88%, 10/25/2024 800 820
6.13%, 03/25/2024 1,100 1,156
6.50%, 06/15/2022 1,100 1,171
6.63%, 07/26/2021 1,000 1,061
6.75%, 06/25/2025 1,250 1,306
6.75%, 06/15/2026 1,150 1,197
7.25%, 01/25/2022 100 109
7.25%, 09/25/2023 600 655
NFP Corp
6.88%, 07/15/2025
(g)
22,531 22,644
Ocwen Loan Servicing LLC
8.38%, 11/15/2022
(g)
250 220
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(g)
$ 500 $ 515
Quicken Loans Inc
5.25%, 01/15/2028
(g)
1,150 1,164
5.75%, 05/01/2025
(g)
11,804 12,189
SLM Corp
5.13%, 04/05/2022
(h)
1,200 1,212
Springleaf Finance Corp
5.63%, 03/15/2023 950 1,017
6.13%, 05/15/2022 2,335 2,504
6.13%, 03/15/2024 1,220 1,322
6.63%, 01/15/2028 7,400 8,010
6.88%, 03/15/2025 3,995 4,469
7.13%, 03/15/2026 3,769 4,234
7.75%, 10/01/2021 3,003 3,281
8.25%, 12/15/2020 1,982 2,114
VFH Parent LLC / Orchestra Co-Issuer Inc
6.75%, 06/15/2022
(g)
475 489
Voyager Aviation Holdings LLC / Voyager
Finance Co
8.50%, 08/15/2021
(g)
300 310
$ 127,019
Electric - 0.87%
AES Corp/VA
4.00%, 03/15/2021 485 492
4.50%, 03/15/2023 100 103
4.88%, 05/15/2023 1,250 1,266
5.13%, 09/01/2027 600 635
5.50%, 04/15/2025 693 719
6.00%, 05/15/2026 1,125 1,198
Calpine Corp
5.25%, 06/01/2026
(g)
1,150 1,162
5.38%, 01/15/2023 700 698
5.50%, 02/01/2024 800 800
5.75%, 01/15/2025 2,050 2,039
5.88%, 01/15/2024
(g)
373 381
6.00%, 01/15/2022
(g)
100 101
Clearway Energy Operating LLC
5.00%, 09/15/2026 405 405
5.38%, 08/15/2024 485 498
InterGen NV
7.00%, 06/30/2023
(g)
750 683
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
1,140 1,145
NextEra Energy Operating Partners LP
4.25%, 09/15/2024
(g)
600 606
4.50%, 09/15/2027
(g)
650 653
NRG Energy Inc
5.25%, 06/15/2029
(g)
1,370 1,445
5.75%, 01/15/2028 1,300 1,385
6.63%, 01/15/2027 1,018 1,085
7.25%, 05/15/2026 900 972
Talen Energy Supply LLC
6.50%, 06/01/2025 672 541
6.63%, 01/15/2028
(g)
845 810
10.50%, 01/15/2026
(g)
578 543
TransAlta Corp
4.50%, 11/15/2022 990 1,015
6.50%, 03/15/2040 1,510 1,524
Vistra Energy Corp
5.88%, 06/01/2023 482 493
7.63%, 11/01/2024 378 396
8.13%, 01/30/2026
(g)
160 172
Vistra Operations Co LLC
5.50%, 09/01/2026
(g)
1,250 1,309
5.63%, 02/15/2027
(g)
1,960 2,068
$ 27,342

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0.10%
Energizer Holdings Inc
5.50%, 06/15/2025
(g)
$ 864 $ 877
6.38%, 07/15/2026
(g)
475 495
7.75%, 01/15/2027
(g)
710 771
EnerSys
5.00%, 04/30/2023
(g)
838 855
WESCO Distribution Inc
5.38%, 12/15/2021 125 126
5.38%, 06/15/2024 11 11
$ 3,135
Electronics - 0.15%
ADT Security Corp/The
3.50%, 07/15/2022 560 556
4.13%, 06/15/2023 315 316
4.88%, 07/15/2032
(g)
540 470
6.25%, 10/15/2021 970 1,031
Ingram Micro Inc
5.00%, 08/10/2022 800 816
5.45%, 12/15/2024 250 257
Sensata Technologies BV
4.88%, 10/15/2023
(g)
175 182
5.00%, 10/01/2025
(g)
681 717
5.63%, 11/01/2024
(g)
390 420
$ 4,765
Energy - Alternate Sources - 0.07%
Pattern Energy Group Inc
5.88%, 02/01/2024
(g)
329 336
TerraForm Power Operating LLC
5.00%, 01/31/2028
(g)
720 729
6.63%, 06/15/2025
(g),(j)
210 222
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
158 159
5.75%, 09/30/2039
(g)
569 608
$ 2,054
Engineering & Construction - 0.18%
AECOM
5.13%, 03/15/2027 1,100 1,152
5.88%, 10/15/2024 16 17
AECOM Global II LLC / URS Fox US LP
5.00%, 04/01/2022
(h)
337 347
Brand Industrial Services Inc
8.50%, 07/15/2025
(g)
1,460 1,278
frontdoor Inc
6.75%, 08/15/2026
(g)
205 218
Great Lakes Dredge & Dock Corp
8.00%, 05/15/2022 1,200 1,281
MasTec Inc
4.88%, 03/15/2023 137 139
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(g)
274 280
TopBuild Corp
5.63%, 05/01/2026
(g)
258 264
Tutor Perini Corp
6.88%, 05/01/2025
(g)
671 658
Weekley Homes LLC / Weekley Finance Corp
6.63%, 08/15/2025 27 27
$ 5,661
Entertainment - 2.16%
AMC Entertainment Holdings Inc
5.75%, 06/15/2025 9,633 9,100
5.88%, 11/15/2026 225 204
6.13%, 05/15/2027
(h)
3,208 2,879
Boyne USA Inc
7.25%, 05/01/2025
(g)
3,175 3,461
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
8,100 8,081
CCM Merger Inc
6.00%, 03/15/2022
(g)
122 125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cedar Fair LP
5.25%, 07/15/2029
(g)
$ 200 $ 207
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 100 103
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 3,500 3,693
Churchill Downs Inc
4.75%, 01/15/2028
(g)
1,655 1,657
5.50%, 04/01/2027
(g)
2,435 2,551
Cinemark USA Inc
4.88%, 06/01/2023 650 658
Cirsa Finance International Sarl
7.88%, 12/20/2023
(g)
425 449
Eldorado Resorts Inc
6.00%, 04/01/2025 850 896
6.00%, 09/15/2026 580 626
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
80 89
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(g)
210 221
International Game Technology PLC
6.25%, 02/15/2022
(g)
1,815 1,910
6.25%, 01/15/2027
(g)
14,040 15,233
6.50%, 02/15/2025
(g)
2,280 2,497
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
495 516
Live Nation Entertainment Inc
4.88%, 11/01/2024
(g)
575 592
5.38%, 06/15/2022
(g)
7 7
5.63%, 03/15/2026
(g)
455 482
Merlin Entertainments PLC
5.75%, 06/15/2026
(g)
1,210 1,264
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(g),(h)
1,025 997
Penn National Gaming Inc
5.63%, 01/15/2027
(g)
250 254
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp
6.13%, 08/15/2021
(g)
50 51
Scientific Games International Inc
5.00%, 10/15/2025
(g)
1,005 1,028
6.25%, 09/01/2020 43 43
10.00%, 12/01/2022 1,266 1,320
Six Flags Entertainment Corp
4.88%, 07/31/2024
(g)
1,374 1,405
5.50%, 04/15/2027
(g)
1,695 1,784
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(g)
1,450 1,528
WMG Acquisition Corp
4.88%, 11/01/2024
(g)
150 154
5.00%, 08/01/2023
(g)
1,606 1,634
5.50%, 04/15/2026
(g)
21 22
$ 67,721
Environmental Control - 1.18%
Advanced Disposal Services Inc
5.63%, 11/15/2024
(g)
410 430
Covanta Holding Corp
5.88%, 03/01/2024 145 149
5.88%, 07/01/2025 12,117 12,602
6.00%, 01/01/2027 2,718 2,806
GFL Environmental Inc
5.38%, 03/01/2023
(g)
7,800 7,907
5.63%, 05/01/2022
(g)
4,260 4,292
7.00%, 06/01/2026
(g)
1,445 1,492
8.50%, 05/01/2027
(g)
6,000 6,570

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Tervita Corp
7.63%, 12/01/2021
(g)
$ 275 $ 281
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
300 307
$ 36,836
Food - 1.49%
Albertsons Cos LLC / Safeway Inc / New
Albertsons LP / Albertson's LLC
5.75%, 03/15/2025 1,595 1,627
6.63%, 06/15/2024 1,479 1,542
7.50%, 03/15/2026
(g)
580 639
B&G Foods Inc
5.25%, 04/01/2025 513 511
Chobani LLC / Chobani Finance Corp Inc
7.50%, 04/15/2025
(g)
975 909
Conagra Brands Inc
9.75%, 03/01/2021 190 208
Dean Foods Co
6.50%, 03/15/2023
(g)
320 178
Dole Food Co Inc
7.25%, 06/15/2025
(g)
788 775
Ingles Markets Inc
5.75%, 06/15/2023 100 102
JBS Investments GmbH
7.25%, 04/03/2024 385 400
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
1,641 1,694
5.88%, 07/15/2024
(g)
1,237 1,271
6.75%, 02/15/2028
(g)
1,455 1,569
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(g),(n)
1,215 1,215
6.50%, 04/15/2029
(g)
1,360 1,460
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(g)
835 868
4.88%, 11/01/2026
(g)
1,235 1,281
Pilgrim's Pride Corp
5.75%, 03/15/2025
(g)
2,095 2,163
5.88%, 09/30/2027
(g)
950 998
Post Holdings Inc
5.00%, 08/15/2026
(g)
6,898 7,044
5.50%, 03/01/2025
(g)
5,528 5,749
5.50%, 12/15/2029
(g)
1,330 1,345
5.63%, 01/15/2028
(g)
2,780 2,860
5.75%, 03/01/2027
(g)
3,064 3,175
Sigma Holdco BV
7.88%, 05/15/2026
(g)
1,175 1,090
Simmons Foods Inc
5.75%, 11/01/2024
(g),(h)
3,704 3,389
TreeHouse Foods Inc
4.88%, 03/15/2022 565 567
6.00%, 02/15/2024
(g)
1,120 1,159
US Foods Inc
5.88%, 06/15/2024
(g)
695 712
$ 46,500
Food Service - 0.11%
Aramark Services Inc
4.75%, 06/01/2026 300 308
5.00%, 04/01/2025
(g)
550 567
5.00%, 02/01/2028
(g)
2,025 2,111
5.13%, 01/15/2024 560 574
$ 3,560
Forest Products & Paper - 0.08%
Cascades Inc
5.50%, 07/15/2022
(g)
100 101
5.75%, 07/15/2023
(g)
230 233
Mercer International Inc
6.50%, 02/01/2024 1,275 1,288
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
NewPage Corp
0.00%, 12/31/2014
(d),(e),(f)
$ 3,413 $ —
Resolute Forest Products Inc
5.88%, 05/15/2023
(h)
600 603
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/2025 150 177
$ 2,402
Gas - 0.16%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 2,040 2,142
5.63%, 05/20/2024 1,061 1,126
5.75%, 05/20/2027 856 899
5.88%, 08/20/2026 892 945
$ 5,112
Hand & Machine Tools - 0.47%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(g),(h)
15,325 13,639
Colfax Corp
6.00%, 02/15/2024
(g)
140 148
6.38%, 02/15/2026
(g)
445 477
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g),(h)
375 300
$ 14,564
Healthcare - Products - 0.69%
Avanos Medical Inc
6.25%, 10/15/2022 1,000 1,019
Avantor Inc
6.00%, 10/01/2024
(g)
1,850 1,979
9.00%, 10/01/2025
(g)
10,630 11,779
Hill-Rom Holdings Inc
5.75%, 09/01/2023
(g)
65 67
Hologic Inc
4.38%, 10/15/2025
(g)
1,110 1,115
Immucor Inc
11.13%, 02/15/2022
(g)
294 299
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
6.63%, 05/15/2022
(g)
2,100 2,047
Sotera Health Holdings LLC
6.50%, 05/15/2023
(g)
1,505 1,528
Teleflex Inc
4.63%, 11/15/2027 565 587
4.88%, 06/01/2026 800 832
5.25%, 06/15/2024 462 474
$ 21,726
Healthcare - Services - 8.64%
Acadia Healthcare Co Inc
5.13%, 07/01/2022 456 456
5.63%, 02/15/2023 1,552 1,564
6.13%, 03/15/2021 173 173
6.50%, 03/01/2024 429 440
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
1,000 1,078
Air Medical Group Holdings Inc
6.38%, 05/15/2023
(g),(h)
274 247
Catalent Pharma Solutions Inc
4.88%, 01/15/2026
(g)
2,019 2,059
5.00%, 07/15/2027
(g)
5,000 5,137
Centene Corp
4.75%, 05/15/2022 1,390 1,406
4.75%, 01/15/2025 710 730
5.38%, 06/01/2026
(g)
1,950 2,060
5.63%, 02/15/2021 1,005 1,019
6.13%, 02/15/2024 620 649
Charles River Laboratories International Inc
5.50%, 04/01/2026
(g)
300 317

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
CHS/Community Health Systems Inc
5.13%, 08/01/2021 $ 800 $ 792
6.25%, 03/31/2023 3,502 3,353
6.88%, 02/01/2022
(h)
2,558 1,752
8.00%, 03/15/2026
(g)
300 288
8.13%, 06/30/2024
(g)
800 608
8.63%, 01/15/2024
(g)
1,195 1,195
9.88%, 06/30/2023
(g),(h),(j)
2,000 1,685
DaVita Inc
5.00%, 05/01/2025 2,675 2,622
5.13%, 07/15/2024 4,420 4,416
5.75%, 08/15/2022 3,074 3,107
Eagle Holding Co II LLC
7.63%, PIK 8.38%, 05/15/2022
(g),(j),(k)
24,750 24,936
7.75%, PIK 8.50%, 05/15/2022
(g),(j),(k)
7,530 7,596
Encompass Health Corp
5.13%, 03/15/2023 900 913
5.75%, 11/01/2024 106 107
5.75%, 09/15/2025 4,442 4,620
Envision Healthcare Corp
8.75%, 10/15/2026
(g)
29,960 20,747
HCA Healthcare Inc
6.25%, 02/15/2021 619 649
HCA Inc
5.38%, 02/01/2025 2,682 2,900
5.38%, 09/01/2026 8,415 9,109
5.63%, 09/01/2028 2,000 2,205
5.88%, 05/01/2023 791 866
5.88%, 02/15/2026 1,780 1,980
5.88%, 02/01/2029 1,510 1,686
7.50%, 02/15/2022 3,475 3,848
7.50%, 11/06/2033 450 522
7.50%, 11/15/2095 215 230
7.69%, 06/15/2025 765 901
Magellan Health Inc
4.90%, 09/22/2024 825 825
MEDNAX Inc
5.25%, 12/01/2023
(g)
816 815
6.25%, 01/15/2027
(g)
121 120
Molina Healthcare Inc
4.88%, 06/15/2025
(g)
483 490
5.38%, 11/15/2022 800 835
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(g)
11,459 11,115
One Call Corp
7.50%, PIK 11.00%, 07/01/2024
(f),(g),(j),(k)
54,194 47,081
Polaris Intermediate Corp
8.50%, PIK 9.25%, 12/01/2022
(g),(j),(k)
32,654 30,205
Quorum Health Corp
11.63%, 04/15/2023
(h)
500 463
RegionalCare Hospital Partners Holdings Inc
8.25%, 05/01/2023
(g)
7,856 8,364
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,700 1,804
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g),(h)
12,719 11,288
10.00%, 04/15/2027
(g)
10,950 10,813
Syneos Health Inc / inVentiv Health Inc / inVentiv
Health Clinical Inc
7.50%, 10/01/2024
(g)
119 124
Tenet Healthcare Corp
4.38%, 10/01/2021 637 649
4.50%, 04/01/2021 300 306
4.63%, 07/15/2024 4,065 4,134
5.13%, 05/01/2025 295 294
6.00%, 10/01/2020 2,371 2,439
6.25%, 02/01/2027
(g)
8,015 8,319
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp   (continued)
6.75%, 06/15/2023 $ 2,225 $ 2,283
6.88%, 11/15/2031 285 251
8.13%, 04/01/2022 3,948 4,219
WellCare Health Plans Inc
5.25%, 04/01/2025 1,030 1,069
5.38%, 08/15/2026
(g)
400 423
West Street Merger Sub Inc
6.38%, 09/01/2025
(g)
523 480
$ 270,176
Holding Companies - Diversified - 0.05%
Stena AB
7.00%, 02/01/2024
(g),(h)
1,000 980
Stena International SA
5.75%, 03/01/2024
(g)
600 594
$ 1,574
Home Builders - 1.00%
Beazer Homes USA Inc
5.88%, 10/15/2027 245 224
6.75%, 03/15/2025 151 149
8.75%, 03/15/2022 425 440
Brookfield Residential Properties Inc
6.38%, 05/15/2025
(g)
596 603
Century Communities Inc
5.88%, 07/15/2025 538 541
K Hovnanian Enterprises Inc
10.00%, 07/15/2022
(g)
455 387
10.50%, 07/15/2024
(g)
1,250 1,000
KB Home
7.00%, 12/15/2021 340 366
7.50%, 09/15/2022 200 223
7.63%, 05/15/2023 30 33
Lennar Corp
2.95%, 11/29/2020 200 200
4.13%, 01/15/2022 580 592
4.50%, 04/30/2024 1,450 1,512
4.75%, 04/01/2021 485 496
4.75%, 11/15/2022 1,200 1,242
4.75%, 05/30/2025 485 507
4.75%, 11/29/2027 500 525
4.88%, 12/15/2023 100 105
5.00%, 06/15/2027 457 482
5.25%, 06/01/2026 232 247
5.38%, 10/01/2022 73 78
5.88%, 11/15/2024 882 966
6.25%, 12/15/2021 187 197
M/I Homes Inc
5.63%, 08/01/2025 301 306
Mattamy Group Corp
6.50%, 10/01/2025
(g)
600 629
6.88%, 12/15/2023
(g)
197 204
MDC Holdings Inc
5.50%, 01/15/2024 263 285
6.00%, 01/15/2043 600 591
Meritage Homes Corp
6.00%, 06/01/2025 1,108 1,205
7.00%, 04/01/2022 955 1,043
New Home Co Inc/The
7.25%, 04/01/2022 625 597
PulteGroup Inc
5.00%, 01/15/2027 985 1,037
5.50%, 03/01/2026 400 431
6.00%, 02/15/2035 632 657
6.38%, 05/15/2033 1,625 1,739
7.88%, 06/15/2032 879 1,052
Shea Homes LP / Shea Homes Funding Corp
5.88%, 04/01/2023
(g)
125 129
6.13%, 04/01/2025
(g)
651 675

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g),(n)
$ 795 $ 824
6.63%, 05/15/2022 620 641
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
500 521
5.88%, 04/15/2023
(g)
566 594
Toll Brothers Finance Corp
4.35%, 02/15/2028 740 747
4.38%, 04/15/2023 736 760
4.88%, 03/15/2027 345 364
5.63%, 01/15/2024 295 319
5.88%, 02/15/2022 430 457
TRI Pointe Group Inc
4.88%, 07/01/2021 840 857
5.25%, 06/01/2027 795 783
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 1,426 1,487
William Lyon Homes Inc
5.88%, 01/31/2025 600 600
6.00%, 09/01/2023 275 277
7.00%, 08/15/2022 72 72
Williams Scotsman International Inc
7.88%, 12/15/2022
(g)
330 346
$ 31,344
Home Furnishings - 0.10%
Tempur Sealy International Inc
5.50%, 06/15/2026 588 617
5.63%, 10/15/2023 2,286 2,349
$ 2,966
Housewares - 0.07%
Scotts Miracle-Gro Co/The
5.25%, 12/15/2026 1,647 1,688
6.00%, 10/15/2023 387 401
$ 2,089
Insurance - 3.84%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(g)
8,000 7,340
8.13%, 02/15/2024
(g)
11,000 11,744
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
8.25%, 08/01/2023
(g)
29,339 29,999
American Equity Investment Life Holding Co
5.00%, 06/15/2027 200 206
Ardonagh Midco 3 PLC
8.63%, 07/15/2023
(g),(h)
225 209
Assurant Inc
7.00%, 03/27/2048
(h),(l)
1,125 1,207
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
7.00%, 08/15/2025
(g)
28,968 28,823
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(g)
6,393 6,681
Genworth Holdings Inc
4.90%, 08/15/2023 125 116
6.50%, 06/15/2034 50 45
7.20%, 02/15/2021 4 4
7.63%, 09/24/2021 250 259
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
3,930 4,018
HUB International Ltd
7.00%, 05/01/2026
(g)
16,980 17,266
MGIC Investment Corp
5.75%, 08/15/2023 1,335 1,450
Provident Financing Trust I
7.41%, 03/15/2038 100 113
Radian Group Inc
4.50%, 10/01/2024 1,353 1,391
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
USI Inc/NY
6.88%, 05/01/2025
(g)
$ 9,337 $ 9,290
$ 120,161
Internet - 1.33%
Cogent Communications Group Inc
5.38%, 03/01/2022
(g)
575 599
EIG Investors Corp
10.88%, 02/01/2024 1,000 1,046
Match Group Inc
5.00%, 12/15/2027
(g)
785 823
6.38%, 06/01/2024 387 407
Netflix Inc
4.38%, 11/15/2026 2,861 2,890
4.88%, 04/15/2028 2,716 2,806
5.38%, 02/01/2021 1,215 1,255
5.38%, 11/15/2029
(g)
2,360 2,484
5.50%, 02/15/2022 2,750 2,914
5.75%, 03/01/2024 1,125 1,218
5.88%, 02/15/2025 725 789
5.88%, 11/15/2028 3,320 3,643
6.38%, 05/15/2029
(g)
2,335 2,615
Symantec Corp
3.95%, 06/15/2022 250 252
4.20%, 09/15/2020 200 203
5.00%, 04/15/2025
(g)
939 958
Uber Technologies Inc
7.50%, 11/01/2023
(g),(i)
200 211
8.00%, 11/01/2026
(g),(i)
700 740
VeriSign Inc
4.75%, 07/15/2027 1,035 1,089
5.25%, 04/01/2025 885 956
Zayo Group LLC / Zayo Capital Inc
5.75%, 01/15/2027
(g)
7,173 7,280
6.00%, 04/01/2023 3,615 3,715
6.38%, 05/15/2025 2,570 2,635
$ 41,528
Investment Companies - 0.18%
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026
(g)
265 277
FS Energy & Power Fund
7.50%, 08/15/2023
(g)
155 158
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.88%, 02/01/2022 1,883 1,902
6.00%, 08/01/2020 200 200
6.25%, 02/01/2022 822 845
6.38%, 12/15/2025 1,225 1,280
6.75%, 02/01/2024 857 895
$ 5,557
Iron & Steel - 1.22%
AK Steel Corp
6.38%, 10/15/2025 20 17
7.00%, 03/15/2027
(h)
393 338
7.50%, 07/15/2023 436 445
7.63%, 10/01/2021 50 50
Allegheny Technologies Inc
5.95%, 01/15/2021 600 614
7.88%, 08/15/2023 754 812
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(g)
21,460 22,211
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025
(g)
475 506
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(g)
40 41
5.75%, 03/01/2025 480 487
6.25%, 10/01/2040 200 180

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Commercial Metals Co
4.88%, 05/15/2023 $ 766 $ 785
5.38%, 07/15/2027 154 155
Specialty Steel
12.59%, 11/15/2022
(e),(f),(i)
8,680 8,680
Steel Dynamics Inc
4.13%, 09/15/2025 6 6
5.00%, 12/15/2026 66 69
5.13%, 10/01/2021 560 561
5.25%, 04/15/2023 388 396
5.50%, 10/01/2024 501 517
United States Steel Corp
6.25%, 03/15/2026 725 662
6.65%, 06/01/2037 15 13
6.88%, 08/15/2025
(h)
775 754
$ 38,299
Leisure Products & Services - 0.50%
24 Hour Fitness Worldwide Inc
8.00%, 06/01/2022
(g),(h)
900 897
Carlson Travel Inc
6.75%, 12/15/2023
(g),(h)
240 243
9.50%, 12/15/2024
(g)
9,549 9,501
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g)
315 284
NCL Corp Ltd
4.75%, 12/15/2021
(g)
607 617
Sabre GLBL Inc
5.25%, 11/15/2023
(g)
1,036 1,063
5.38%, 04/15/2023
(g)
325 332
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
1,125 1,164
Vista Outdoor Inc
5.88%, 10/01/2023
(h)
125 121
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
1,275 1,299
$ 15,521
Lodging - 2.23%
Boyd Gaming Corp
6.00%, 08/15/2026 5,900 6,165
6.38%, 04/01/2026 7,855 8,287
6.88%, 05/15/2023 713 737
Diamond Resorts International Inc
7.75%, 09/01/2023
(g),(h)
300 305
10.75%, 09/01/2024
(g),(h)
1,175 1,143
Hilton Domestic Operating Co Inc
4.25%, 09/01/2024 1,460 1,479
4.88%, 01/15/2030
(g)
1,560 1,603
5.13%, 05/01/2026 2,155 2,239
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 366 393
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.63%, 04/01/2025 1,688 1,730
4.88%, 04/01/2027 994 1,030
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
(g)
770 787
10.25%, 11/15/2022
(g)
3,980 4,238
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 900 966
MGM China Holdings Ltd
5.38%, 05/15/2024
(g)
730 756
5.88%, 05/15/2026
(g)
730 765
MGM Resorts International
4.63%, 09/01/2026 484 496
5.50%, 04/15/2027 5,260 5,577
5.75%, 06/15/2025 1,755 1,897
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
MGM Resorts International   (continued)
6.00%, 03/15/2023 $ 2,600 $ 2,821
6.63%, 12/15/2021 850 920
7.75%, 03/15/2022 713 797
Station Casinos LLC
5.00%, 10/01/2025
(g)
7,408 7,549
Studio City Co Ltd
7.25%, 11/30/2021
(g)
500 514
Wyndham Destinations Inc
3.90%, 03/01/2023 425 430
4.25%, 03/01/2022 1,200 1,215
5.40%, 04/01/2024 245 258
5.75%, 04/01/2027 1,100 1,170
Wyndham Hotels & Resorts Inc
5.38%, 04/15/2026
(g)
800 833
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(g),(h)
300 302
5.25%, 05/15/2027
(g)
1,420 1,456
5.50%, 03/01/2025
(g)
8,460 8,872
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
425 424
5.50%, 10/01/2027
(g)
1,450 1,461
$ 69,615
Machinery - Construction & Mining - 0.12%
BWX Technologies Inc
5.38%, 07/15/2026
(g)
1,006 1,041
Terex Corp
5.63%, 02/01/2025
(g)
998 996
Vertiv Group Corp
9.25%, 10/15/2024
(g)
905 853
Vertiv Intermediate Holding Corp
12.00%, PIK 13.00%, 02/15/2022
(g),(j),(k)
950 895
$ 3,785
Machinery - Diversified - 1.19%
ATS Automation Tooling Systems Inc
6.50%, 06/15/2023
(g)
526 543
Cleaver-Brooks Inc
7.88%, 03/01/2023
(g)
416 385
Cloud Crane LLC
10.13%, 08/01/2024
(g)
600 642
JPW Industries Holding Corp
9.00%, 10/01/2024
(g)
12,565 11,937
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g)
1,235 1,244
Mueller Water Products Inc
5.50%, 06/15/2026
(g)
2,524 2,631
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(g)
466 473
SPX FLOW Inc
5.63%, 08/15/2024
(g)
831 865
5.88%, 08/15/2026
(g)
3,010 3,168
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
1,375 1,458
Tennant Co
5.63%, 05/01/2025 239 248
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
15,046 13,654
$ 37,248
Media - 7.30%
Altice Financing SA
6.63%, 02/15/2023
(g)
2,415 2,490
7.50%, 05/15/2026
(g)
3,275 3,431
Altice Finco SA
8.13%, 01/15/2024
(g)
1,144 1,181
Altice Luxembourg SA
7.63%, 02/15/2025
(g)
1,999 1,959
7.75%, 05/15/2022
(g)
613 626

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
AMC Networks Inc
4.75%, 12/15/2022 $ 250 $ 252
4.75%, 08/01/2025 2,042 2,077
5.00%, 04/01/2024 3,835 3,934
Belo Corp
7.25%, 09/15/2027 600 669
Block Communications Inc
6.88%, 02/15/2025
(g)
675 705
Cablevision Systems Corp
5.88%, 09/15/2022 603 640
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(g)
1,300 1,306
5.00%, 02/01/2028
(g)
6,285 6,450
5.13%, 02/15/2023 412 418
5.13%, 05/01/2023
(g)
4,341 4,445
5.13%, 05/01/2027
(g)
3,769 3,887
5.25%, 09/30/2022 855 865
5.38%, 05/01/2025
(g)
475 490
5.38%, 06/01/2029
(g)
1,405 1,456
5.50%, 05/01/2026
(g)
1,080 1,129
5.75%, 01/15/2024 500 511
5.75%, 02/15/2026
(g)
14,057 14,809
5.88%, 04/01/2024
(g)
3,156 3,282
5.88%, 05/01/2027
(g)
1,380 1,442
Cengage Learning Inc
9.50%, 06/15/2024
(g),(h)
718 675
Clear Channel Worldwide Holdings Inc
6.50%, 11/15/2022 2,550 2,604
9.25%, 02/15/2024
(g)
200 217
CSC Holdings LLC
5.13%, 12/15/2021
(g)
3,900 3,900
5.25%, 06/01/2024 1,630 1,701
5.38%, 07/15/2023
(g)
1,100 1,128
5.38%, 02/01/2028
(g)
1,100 1,147
5.50%, 05/15/2026
(g)
4,528 4,732
5.50%, 04/15/2027
(g)
3,441 3,604
6.50%, 02/01/2029
(g)
3,850 4,244
6.63%, 10/15/2025
(g)
2,860 3,039
6.75%, 11/15/2021 605 647
7.50%, 04/01/2028
(g)
4,105 4,521
7.75%, 07/15/2025
(g)
3,260 3,504
10.88%, 10/15/2025
(g)
5,820 6,630
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(g),(n)
14,890 15,132
6.63%, 08/15/2027
(g),(n)
7,925 8,098
DISH DBS Corp
5.00%, 03/15/2023 1,779 1,717
5.88%, 07/15/2022 2,575 2,603
5.88%, 11/15/2024 2,684 2,496
6.75%, 06/01/2021 2,779 2,893
7.75%, 07/01/2026 2,281 2,235
Entercom Media Corp
7.25%, 11/01/2024
(g)
2,557 2,678
EW Scripps Co/The
5.13%, 05/15/2025
(g)
142 142
GCI LLC
6.63%, 06/15/2024
(g)
500 532
6.88%, 04/15/2025 800 841
Gray Television Inc
5.13%, 10/15/2024
(g)
525 539
5.88%, 07/15/2026
(g)
400 415
7.00%, 05/15/2027
(g)
2,350 2,570
iHeartCommunications Inc
6.38%, 05/01/2026
(h)
775 823
8.38%, 05/01/2027 1,405 1,479
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(g),(h)
$ 500 $ 449
Meredith Corp
6.88%, 02/01/2026 1,625 1,723
Midcontinent Communications / Midcontinent
Finance Corp
6.88%, 08/15/2023
(g)
650 672
Nexstar Broadcasting Inc
5.63%, 08/01/2024
(g)
1,670 1,735
5.88%, 11/15/2022 169 173
6.13%, 02/15/2022
(g)
445 452
Nexstar Escrow Inc
5.63%, 07/15/2027
(g)
8,000 8,310
Quebecor Media Inc
5.75%, 01/15/2023 180 192
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(g)
628 620
Sinclair Television Group Inc
5.13%, 02/15/2027
(g)
30 30
5.63%, 08/01/2024
(g)
534 549
6.13%, 10/01/2022 330 336
Sirius XM Radio Inc
3.88%, 08/01/2022
(g)
1,873 1,892
4.63%, 05/15/2023
(g)
485 492
5.00%, 08/01/2027
(g)
2,836 2,921
5.38%, 04/15/2025
(g)
970 1,008
5.38%, 07/15/2026
(g)
5,820 6,082
5.50%, 07/01/2029
(g)
1,000 1,046
SportsNet New York
10.25%, 01/15/2025
(e),(f),(i)
4,130 4,357
TEGNA Inc
4.88%, 09/15/2021
(g)
320 320
5.13%, 10/15/2019 910 912
5.50%, 09/15/2024
(g)
84 87
6.38%, 10/15/2023 280 287
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
2,200 2,226
Townsquare Media Inc
6.50%, 04/01/2023
(g)
4,110 4,048
Tribune Media Co
5.88%, 07/15/2022 750 762
Unitymedia GmbH
6.13%, 01/15/2025
(g)
870 906
Unitymedia Hessen GmbH & Co KG /
Unitymedia NRW GmbH
5.00%, 01/15/2025
(g)
2,855 2,962
Univision Communications Inc
5.13%, 05/15/2023
(g)
435 432
5.13%, 02/15/2025
(g)
1,959 1,908
6.75%, 09/15/2022
(g)
341 347
UPC Holding BV
5.50%, 01/15/2028
(g)
2,175 2,219
UPCB Finance IV Ltd
5.38%, 01/15/2025
(g)
620 636
Urban One Inc
7.38%, 04/15/2022
(g)
2,540 2,540
Viacom Inc
5.87%, 02/28/2057
(l)
1,438 1,488
3 Month USD LIBOR + 3.90%
6.25%, 02/28/2057
(l)
825 872
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07/15/2022 400 418
5.13%, 04/15/2027
(g)
735 770
5.38%, 06/15/2024
(g)
557 596

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Finance PLC
5.75%, 01/15/2025
(g)
$ 1,000 $ 1,040
6.00%, 10/15/2024
(g)
6,714 6,975
Virgin Media Secured Finance PLC
5.25%, 01/15/2026
(g)
500 511
5.50%, 08/15/2026
(g)
4,920 5,142
5.50%, 05/15/2029
(g)
1,735 1,778
Ziggo Bond Co BV
5.88%, 01/15/2025
(g)
260 266
6.00%, 01/15/2027
(g)
600 608
Ziggo BV
5.50%, 01/15/2027
(g)
8,020 8,211
$ 228,246
Metal Fabrication & Hardware - 0.50%
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(g)
1,550 1,484
Hillman Group Inc/The
6.38%, 07/15/2022
(g)
903 829
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021
(g)
13,276 12,148
TriMas Corp
4.88%, 10/15/2025
(g)
1,000 1,012
Zekelman Industries Inc
9.88%, 06/15/2023
(g)
145 153
$ 15,626
Mining - 1.88%
Alcoa Nederland Holding BV
6.13%, 05/15/2028
(g)
700 736
6.75%, 09/30/2024
(g)
393 413
7.00%, 09/30/2026
(g)
200 214
Aleris International Inc
10.75%, 07/15/2023
(g),(h)
250 259
Century Aluminum Co
7.50%, 06/01/2021
(g),(h)
9,895 9,796
Coeur Mining Inc
5.88%, 06/01/2024 63 62
Compass Minerals International Inc
4.88%, 07/15/2024
(g)
1,260 1,210
Constellium SE
5.75%, 05/15/2024
(g)
466 480
5.88%, 02/15/2026
(g)
500 519
6.63%, 03/01/2025
(g)
3,647 3,820
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03/01/2022
(g)
325 270
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(g)
953 973
5.13%, 03/15/2023
(g)
300 312
5.13%, 05/15/2024
(g)
1,242 1,292
Freeport-McMoRan Inc
3.55%, 03/01/2022 1,530 1,534
3.88%, 03/15/2023 2,655 2,661
4.00%, 11/14/2021 895 912
4.55%, 11/14/2024 490 502
5.40%, 11/14/2034 848 818
5.45%, 03/15/2043 2,465 2,287
6.88%, 02/15/2023 1,100 1,158
Hecla Mining Co
6.88%, 05/01/2021 568 550
Hudbay Minerals Inc
7.25%, 01/15/2023
(g)
990 1,019
7.63%, 01/15/2025
(g)
700 725
IAMGOLD Corp
7.00%, 04/15/2025
(g)
1,295 1,360
Joseph T Ryerson & Son Inc
11.00%, 05/15/2022
(g)
550 581
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g),(h)
435 457
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Kaiser Aluminum Corp
5.88%, 05/15/2024 $ 234 $ 243
Northwest Acquisitions ULC / Dominion Finco
Inc
7.13%, 11/01/2022
(g)
14,040 9,547
Novelis Corp
5.88%, 09/30/2026
(g)
7,205 7,466
6.25%, 08/15/2024
(g)
1,965 2,058
Real Alloy Holding Inc
12.33%, 11/30/2023
(e),(f),(i),(j)
4,391 4,391
Taseko Mines Ltd
8.75%, 06/15/2022
(g)
100 96
$ 58,721
Miscellaneous Manufacturers - 0.05%
FXI Holdings Inc
7.88%, 11/01/2024
(g)
157 141
Gates Global LLC / Gates Global Co
6.00%, 07/15/2022
(g)
239 240
Koppers Inc
6.00%, 02/15/2025
(g)
554 524
LSB Industries Inc
9.63%, 05/01/2023
(g),(h)
345 355
Trinity Industries Inc
4.55%, 10/01/2024 385 384
$ 1,644
Office & Business Equipment - 0.26%
CDW LLC / CDW Finance Corp
5.00%, 09/01/2023 508 515
5.00%, 09/01/2025 1,840 1,914
5.50%, 12/01/2024 340 367
Pitney Bowes Inc
4.63%, 03/15/2024
(h)
300 270
Xerox Corp
2.75%, 09/01/2020 365 364
3.50%, 08/20/2020 350 351
3.63%, 03/15/2023 1,900 1,905
3.80%, 05/15/2024 290 290
4.50%, 05/15/2021 1,650 1,687
4.80%, 03/01/2035 285 246
6.75%, 12/15/2039 340 337
$ 8,246
Oil & Gas - 4.63%
Aker BP ASA
5.88%, 03/31/2025
(g)
550 579
Antero Resources Corp
5.13%, 12/01/2022 5,855 5,592
5.38%, 11/01/2021 1,050 1,037
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
900 720
10.00%, 04/01/2022
(g)
1,040 1,027
Athabasca Oil Corp
9.88%, 02/24/2022
(g)
95 91
Baytex Energy Corp
5.13%, 06/01/2021
(g)
272 272
5.63%, 06/01/2024
(g)
938 896
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
265 253
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02/01/2025 300 278
Bruin E&P Partners LLC
8.88%, 08/01/2023
(g)
515 385
California Resources Corp
8.00%, 12/15/2022
(g),(h)
2,836 1,985
Callon Petroleum Co
6.13%, 10/01/2024 3,143 3,073
6.38%, 07/01/2026 430 419

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Calumet Specialty Products Partners LP / Calumet
Finance Corp
6.50%, 04/15/2021
(h)
$ 850 $ 844
7.63%, 01/15/2022
(h)
125 120
7.75%, 04/15/2023
(h)
375 360
Canadian Oil Sands Ltd
4.50%, 04/01/2022
(g)
700 723
6.00%, 04/01/2042
(g)
490 530
Carrizo Oil & Gas Inc
6.25%, 04/15/2023
(h)
389 382
8.25%, 07/15/2025 125 125
Centennial Resource Production LLC
5.38%, 01/15/2026
(g)
423 391
Chaparral Energy Inc
8.75%, 07/15/2023
(g),(h)
600 345
Chesapeake Energy Corp
4.88%, 04/15/2022
(h)
440 404
5.75%, 03/15/2023 400 344
6.13%, 02/15/2021 781 773
6.63%, 08/15/2020 505 505
7.50%, 10/01/2026 250 196
8.00%, 01/15/2025
(h)
1,050 898
8.00%, 03/15/2026
(g)
500 400
8.00%, 06/15/2027 940 752
CNX Resources Corp
5.88%, 04/15/2022 1,434 1,366
Covey Park Energy LLC / Covey Park Finance
Corp
7.50%, 05/15/2025
(g)
1,325 927
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
2,556 2,518
CVR Refining LLC / Coffeyville Finance Inc
6.50%, 11/01/2022 795 805
Denbury Resources Inc
9.00%, 05/15/2021
(g)
1,400 1,319
9.25%, 03/31/2022
(g)
721 633
Diamond Offshore Drilling Inc
3.45%, 11/01/2023
(h)
1,049 892
4.88%, 11/01/2043
(h)
1,175 740
Diamondback Energy Inc
4.75%, 11/01/2024 483 497
5.38%, 05/31/2025 700 735
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
757 783
5.75%, 01/30/2028
(g)
565 599
Energen Corp
4.63%, 09/01/2021 385 394
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(g)
2,180 2,327
Ensco Rowan plc
5.75%, 10/01/2044 550 319
7.75%, 02/01/2026 900 657
8.00%, 01/31/2024 39 33
EP Energy LLC / Everest Acquisition Finance Inc
7.75%, 05/15/2026
(g)
600 535
9.38%, 05/01/2024
(g)
485 102
Extraction Oil & Gas Inc
5.63%, 02/01/2026
(g)
970 716
7.38%, 05/15/2024
(g)
450 366
Global Marine Inc
7.00%, 06/01/2028 300 291
Gulfport Energy Corp
6.00%, 10/15/2024 667 514
6.38%, 05/15/2025 580 444
6.63%, 05/01/2023 918 769
Halcon Resources Corp
6.75%, 02/15/2025 1,140 194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
HighPoint Operating Corp
7.00%, 10/15/2022 $ 395 $ 367
Hilcorp Energy I LP / Hilcorp Finance Co
5.00%, 12/01/2024
(g)
1,666 1,595
5.75%, 10/01/2025
(g)
900 875
6.25%, 11/01/2028
(g)
1,050 1,018
Indigo Natural Resources LLC
6.88%, 02/15/2026
(g)
825 695
Jagged Peak Energy LLC
5.88%, 05/01/2026 8,000 7,600
Laredo Petroleum Inc
5.63%, 01/15/2022 304 281
6.25%, 03/15/2023
(h)
200 179
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(g)
285 287
Matador Resources Co
5.88%, 09/15/2026 2,000 1,976
MEG Energy Corp
6.38%, 01/30/2023
(g)
14,604 13,947
6.50%, 01/15/2025
(g)
945 945
7.00%, 03/31/2024
(g)
17,740 16,938
Montage Resources Corp
8.88%, 07/15/2023 25 19
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
725 567
10.50%, 05/15/2027
(g)
100 88
Murphy Oil Corp
4.00%, 06/01/2022 720 720
4.20%, 12/01/2022 600 609
5.63%, 12/01/2042 200 179
5.75%, 08/15/2025 565 579
6.88%, 08/15/2024 300 314
Nabors Industries Inc
4.63%, 09/15/2021 245 240
5.00%, 09/15/2020 87 88
5.50%, 01/15/2023 183 171
5.75%, 02/01/2025 125 109
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
800 806
Noble Holding International Ltd
5.25%, 03/15/2042 320 158
6.05%, 03/01/2041 500 262
6.20%, 08/01/2040 736 394
7.75%, 01/15/2024
(h)
266 207
7.88%, 02/01/2026
(g)
476 406
7.95%, 04/01/2025 1,200 885
Oasis Petroleum Inc
6.25%, 05/01/2026
(g),(h)
20 19
6.88%, 03/15/2022 1,924 1,915
Pacific Drilling SA
8.38%, 10/01/2023
(g)
1,000 974
Parkland Fuel Corp
6.00%, 04/01/2026
(g)
1,400 1,445
Parsley Energy LLC / Parsley Finance Corp
5.25%, 08/15/2025
(g)
395 398
5.38%, 01/15/2025
(g)
875 886
5.63%, 10/15/2027
(g)
1,720 1,776
6.25%, 06/01/2024
(g)
50 52
PBF Holding Co LLC / PBF Finance Corp
7.00%, 11/15/2023 367 381
7.25%, 06/15/2025 1,215 1,273
PDC Energy Inc
5.75%, 05/15/2026 5,865 5,670
6.13%, 09/15/2024 620 612

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Precision Drilling Corp
5.25%, 11/15/2024 $ 213 $ 194
6.50%, 12/15/2021 40 39
7.13%, 01/15/2026
(g)
450 427
Pride International LLC
7.88%, 08/15/2040 300 202
Puma International Financing SA
5.00%, 01/24/2026
(g)
730 688
5.13%, 10/06/2024
(g)
400 378
QEP Resources Inc
5.25%, 05/01/2023 232 211
Range Resources Corp
5.00%, 03/15/2023 319 281
5.75%, 06/01/2021 860 856
Rowan Cos Inc
4.88%, 06/01/2022 400 366
5.40%, 12/01/2042 5 3
5.85%, 01/15/2044
(h)
430 254
Seven Generations Energy Ltd
5.38%, 09/30/2025
(g)
2,630 2,505
6.75%, 05/01/2023
(g)
125 127
6.88%, 06/30/2023
(g)
650 665
SM Energy Co
5.00%, 01/15/2024 84 77
6.13%, 11/15/2022 586 573
6.75%, 09/15/2026 85 76
Southwestern Energy Co
7.50%, 04/01/2026 235 206
7.75%, 10/01/2027 90 79
SRC Energy Inc
6.25%, 12/01/2025 10,595 9,218
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 500 509
5.50%, 02/15/2026 700 726
5.88%, 03/15/2028 316 327
Teine Energy Ltd
6.88%, 09/30/2022
(g)
815 825
Transocean Guardian Ltd
5.88%, 01/15/2024
(g)
904 922
Transocean Inc
6.80%, 03/15/2038 1,252 908
7.25%, 11/01/2025
(g)
1,265 1,189
7.50%, 01/15/2026
(g)
755 715
7.50%, 04/15/2031 690 569
9.00%, 07/15/2023
(g)
1,005 1,057
9.35%, 12/15/2041 200 178
Transocean Pontus Ltd
6.13%, 08/01/2025
(g)
851 876
Ultra Resources Inc
6.88%, 04/15/2022
(g)
550 47
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
400 388
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(g)
425 251
W&T Offshore Inc
9.75%, 11/01/2023
(g)
229 219
Whiting Petroleum Corp
5.75%, 03/15/2021 1,623 1,625
6.63%, 01/15/2026
(h)
600 566
WPX Energy Inc
5.25%, 09/15/2024 648 651
5.75%, 06/01/2026 744 764
6.00%, 01/15/2022 812 841
8.25%, 08/01/2023 300 338
$ 144,995
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.35%
Apergy Corp
6.38%, 05/01/2026 $ 500 $ 510
Archrock Partners LP / Archrock Partners Finance
Corp
6.00%, 10/01/2022 286 290
CSI Compressco LP / CSI Compressco Finance
Inc
7.25%, 08/15/2022 848 763
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 31 32
Forum Energy Technologies Inc
6.25%, 10/01/2021 6,582 5,875
FTS International Inc
6.25%, 05/01/2022 125 111
McDermott Technology Americas Inc /
McDermott Technology US Inc
10.63%, 05/01/2024
(g)
1,885 1,553
Oceaneering International Inc
4.65%, 11/15/2024 113 109
SESI LLC
7.13%, 12/15/2021 55 40
Telford Offshore Ltd
10.00%, PIK 14.00%, 02/12/2024
(j),(k)
304 146
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(g)
450 480
Transocean Proteus Ltd
6.25%, 12/01/2024
(g)
616 640
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 300 312
$ 10,861
Packaging & Containers - 3.23%
ARD Finance SA
7.13%, PIK 7.88%, 09/15/2023
(j),(k)
930 958
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.25%, 09/15/2022
(g)
800 812
4.63%, 05/15/2023
(g)
375 384
6.00%, 02/15/2025
(g)
1,855 1,915
7.25%, 05/15/2024
(g)
1,600 1,689
Ball Corp
4.00%, 11/15/2023 1,080 1,120
4.38%, 12/15/2020 50 51
4.88%, 03/15/2026 1,140 1,209
5.00%, 03/15/2022 1,117 1,170
5.25%, 07/01/2025 755 822
Berry Global Inc
4.50%, 02/15/2026
(g)
8,840 8,862
4.88%, 07/15/2026
(g)
5,000 5,200
5.13%, 07/15/2023 810 827
5.50%, 05/15/2022 400 405
5.63%, 07/15/2027
(g)
3,000 3,154
6.00%, 10/15/2022 320 326
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 30 31
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 1,400 1,421
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 2,740 2,817
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
818 726
7.88%, 07/15/2026
(g)
475 430
Graphic Packaging International LLC
4.75%, 04/15/2021 120 122
4.88%, 11/15/2022 363 378

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(g)
$ 2,709 $ 2,705
7.25%, 04/15/2025
(g)
2,400 2,274
Owens-Brockway Glass Container Inc
5.00%, 01/15/2022
(g)
650 670
5.38%, 01/15/2025
(g)
200 208
5.88%, 08/15/2023
(g)
1,223 1,316
6.38%, 08/15/2025
(g)
83 91
Plastipak Holdings Inc
6.25%, 10/15/2025
(g),(h)
20,567 18,465
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(g)
7,085 7,209
5.75%, 10/15/2020 533 535
7.00%, 07/15/2024
(g)
866 896
Sealed Air Corp
5.13%, 12/01/2024
(g)
80 85
5.25%, 04/01/2023
(g)
2,285 2,434
5.50%, 09/15/2025
(g)
1,208 1,308
6.50%, 12/01/2020
(g)
493 511
6.88%, 07/15/2033
(g)
655 727
Silgan Holdings Inc
5.50%, 02/01/2022 348 348
Trident Merger Sub Inc
6.63%, 11/01/2025
(g)
13,970 12,259
Trident TPI Holdings Inc
9.25%, 08/01/2024
(g)
6,440 6,335
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g),(n)
6,150 6,342
8.50%, 08/15/2027
(g),(n)
1,530 1,615
$ 101,162
Pharmaceuticals - 1.28%
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
2,980 3,282
9.25%, 04/01/2026
(g)
1,305 1,462
Bausch Health Cos Inc
5.50%, 03/01/2023
(g)
284 286
5.50%, 11/01/2025
(g)
1,695 1,763
5.75%, 08/15/2027
(g)
200 210
5.88%, 05/15/2023
(g)
660 665
6.13%, 04/15/2025
(g)
4,000 4,115
6.50%, 03/15/2022
(g)
1,225 1,270
7.00%, 03/15/2024
(g)
2,102 2,218
7.25%, 05/30/2029
(g)
1,305 1,356
9.00%, 12/15/2025
(g)
1,000 1,120
BioScrip Inc
8.88%, 02/15/2021 560 570
Elanco Animal Health Inc
3.91%, 08/27/2021 1,075 1,098
4.27%, 08/28/2023 900 947
Endo Dac / Endo Finance LLC / Endo Finco Inc
5.88%, 10/15/2024
(g)
200 176
6.00%, 07/15/2023
(g)
1,943 1,234
6.00%, 02/01/2025
(g)
1,875 1,125
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08/15/2026
(g)
318 316
Horizon Pharma USA Inc
8.75%, 11/01/2024
(g)
290 313
Mallinckrodt International Finance SA
4.75%, 04/15/2023
(h)
193 119
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
5.50%, 04/15/2025
(g),(h)
965 557
5.63%, 10/15/2023
(g),(h)
389 246
5.75%, 08/01/2022
(g),(h)
778 585
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
NVA Holdings Inc/United States
6.88%, 04/01/2026
(g)
$ 12,293 $ 13,153
Vizient Inc
6.25%, 05/15/2027
(g)
1,755 1,865
$ 40,051
Pipelines - 2.56%
American Midstream Partners LP / American
Midstream Finance Corp
9.50%, 12/15/2021
(g)
700 679
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 8,225 7,917
5.75%, 03/01/2027
(g)
1,010 947
5.75%, 01/15/2028
(g)
3,025 2,824
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.13%, 11/15/2022
(g)
1,030 1,035
Buckeye Partners LP
6.37%, 01/22/2078
(l)
390 302
3 Month USD LIBOR + 4.02%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027 1,000 1,089
5.88%, 03/31/2025 1,595 1,755
7.00%, 06/30/2024 1,330 1,513
Cheniere Energy Partners LP
5.25%, 10/01/2025 1,048 1,086
5.63%, 10/01/2026 1,500 1,586
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(g)
1,070 1,019
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
563 557
5.75%, 04/01/2025 832 844
6.25%, 04/01/2023 595 605
DCP Midstream Operating LP
3.88%, 03/15/2023 1,153 1,169
4.75%, 09/30/2021
(g)
581 596
4.95%, 04/01/2022
(h)
1,398 1,452
5.13%, 05/15/2029 1,490 1,535
5.38%, 07/15/2025 1,520 1,613
5.60%, 04/01/2044 120 112
5.85%, 05/21/2043
(g),(l)
690 649
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(g)
170 180
6.75%, 09/15/2037
(g)
490 522
8.13%, 08/16/2030 45 57
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 636 638
Energy Transfer LP
5.50%, 06/01/2027 1,100 1,153
5.88%, 01/15/2024 1,555 1,634
EnLink Midstream LLC
5.38%, 06/01/2029 895 923
EnLink Midstream Partners LP
4.15%, 06/01/2025 1,000 985
4.40%, 04/01/2024 1,950 1,982
4.85%, 07/15/2026 580 589
5.45%, 06/01/2047 700 597
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 657
6.00%, 05/15/2023 1,000 1,005
6.25%, 05/15/2026 1,490 1,470
6.50%, 10/01/2025 361 358
6.75%, 08/01/2022 1,260 1,282

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023 $ 90 $ 92
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
(g)
476 495
Holly Energy Partners LP / Holly Energy Finance
Corp
6.00%, 08/01/2024
(g)
2,258 2,354
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021
(g)
100 103
Martin Midstream Partners LP / Martin Midstream
Finance Corp
7.25%, 02/15/2021 340 334
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,466 1,448
7.50%, 11/01/2023 1,125 1,162
NuStar Logistics LP
4.75%, 02/01/2022 965 982
4.80%, 09/01/2020 2,719 2,756
5.63%, 04/28/2027 1,870 1,930
6.75%, 02/01/2021 765 799
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05/15/2023 1,432 1,468
SemGroup Corp
7.25%, 03/15/2026 260 252
SemGroup Corp / Rose Rock Finance Corp
5.63%, 07/15/2022 889 875
5.63%, 11/15/2023
(h)
285 274
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.50%, 08/15/2022 920 883
5.75%, 04/15/2025 852 733
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
4.75%, 10/01/2023
(g)
375 379
5.50%, 09/15/2024
(g)
2,010 2,035
5.50%, 01/15/2028
(g)
2,205 2,188
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11/15/2023 1,100 1,101
5.00%, 01/15/2028 1,565 1,587
5.13%, 02/01/2025 2,410 2,483
5.25%, 05/01/2023 545 551
5.38%, 02/01/2027 1,484 1,543
5.88%, 04/15/2026 1,800 1,901
6.50%, 07/15/2027
(g)
885 964
6.75%, 03/15/2024 3,365 3,482
$ 80,070
Real Estate - 0.27%
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
1,736 1,736
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
561 574
Howard Hughes Corp/The
5.38%, 03/15/2025
(g)
1,250 1,281
Hunt Cos Inc
6.25%, 02/15/2026
(g)
1,175 1,110
Kennedy-Wilson Inc
5.88%, 04/01/2024 1,505 1,537
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(g),(h)
845 710
5.25%, 12/01/2021
(g)
950 914
WeWork Cos Inc
7.88%, 05/01/2025
(g)
640 622
$ 8,484
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 2.60%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(g)
$ 260 $ 270
CBL & Associates LP
5.25%, 12/01/2023 25 18
5.95%, 12/15/2026
(h)
500 354
CoreCivic Inc
4.63%, 05/01/2023 948 901
4.75%, 10/15/2027 836 725
5.00%, 10/15/2022 5,000 4,900
CyrusOne LP / CyrusOne Finance Corp
5.00%, 03/15/2024 702 722
5.38%, 03/15/2027 769 815
ESH Hospitality Inc
5.25%, 05/01/2025
(g)
6,864 7,061
GEO Group Inc/The
5.13%, 04/01/2023 640 570
5.88%, 01/15/2022 700 667
5.88%, 10/15/2024 1,000 835
6.00%, 04/15/2026 1,100 902
Iron Mountain Inc
4.38%, 06/01/2021
(g)
495 498
4.88%, 09/15/2027
(g)
1,546 1,534
5.25%, 03/15/2028
(g)
2,050 2,065
5.75%, 08/15/2024 590 594
6.00%, 08/15/2023 920 938
Iron Mountain US Holdings Inc
5.38%, 06/01/2026
(g)
315 318
iStar Inc
4.63%, 09/15/2020 25 25
5.25%, 09/15/2022 500 508
6.00%, 04/01/2022 681 698
6.50%, 07/01/2021 400 406
Mack-Cali Realty LP
3.15%, 05/15/2023 320 301
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
4.50%, 09/01/2026 900 924
5.63%, 05/01/2024 1,215 1,297
MPT Operating Partnership LP / MPT Finance
Corp
4.63%, 08/01/2029 1,235 1,251
5.00%, 10/15/2027 1,540 1,594
5.25%, 08/01/2026 2,033 2,114
6.38%, 03/01/2024 405 425
RHP Hotel Properties LP / RHP Finance Corp
5.00%, 04/15/2023 1,090 1,115
SBA Communications Corp
4.00%, 10/01/2022 1,350 1,369
4.88%, 07/15/2022 1,288 1,301
4.88%, 09/01/2024 1,473 1,515
Senior Housing Properties Trust
4.75%, 05/01/2024 1,430 1,462
4.75%, 02/15/2028 1,705 1,674
6.75%, 12/15/2021 1,430 1,522
Starwood Property Trust Inc
3.63%, 02/01/2021 1,301 1,308
4.75%, 03/15/2025 571 580
5.00%, 12/15/2021 1,715 1,771
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(g),(h)
17,290 14,869
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(g)
1,197 1,142
8.25%, 10/15/2023
(h)
15,405 13,903
VICI Properties 1 LLC / VICI FC Inc
8.00%, 10/15/2023 1,500 1,640

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Washington Prime Group LP
5.95%, 08/15/2024
(h)
$ 1,970 $ 1,842
$ 81,243
Retail - 2.53%
1011778 BC ULC / New Red Finance Inc
4.25%, 05/15/2024
(g),(h)
2,551 2,607
5.00%, 10/15/2025
(g)
16,295 16,621
Asbury Automotive Group Inc
6.00%, 12/15/2024 300 311
Beacon Roofing Supply Inc
4.88%, 11/01/2025
(g)
1,185 1,173
Bed Bath & Beyond Inc
3.75%, 08/01/2024 290 270
4.92%, 08/01/2034
(h)
290 209
5.17%, 08/01/2044 1,124 770
Brinker International Inc
5.00%, 10/01/2024
(g)
740 755
Carvana Co
8.88%, 10/01/2023
(g)
700 703
Conn's Inc
7.25%, 07/15/2022 229 228
Cumberland Farms Inc
6.75%, 05/01/2025
(g)
127 135
DriveTime Automotive Group Inc / Bridgecrest
Acceptance Corp
8.00%, 06/01/2021
(g)
230 233
Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 05/01/2021
(h)
191 168
6.75%, 01/15/2022 450 391
6.75%, 06/15/2023
(h)
710 614
FirstCash Inc
5.38%, 06/01/2024
(g)
114 118
GameStop Corp
6.75%, 03/15/2021
(g),(h)
200 198
Gap Inc/The
5.95%, 04/12/2021 1,050 1,092
Golden Nugget Inc
6.75%, 10/15/2024
(g)
1,661 1,710
8.75%, 10/01/2025
(g)
1,475 1,545
Group 1 Automotive Inc
5.25%, 12/15/2023
(g)
284 290
Guitar Center Inc
9.50%, 10/15/2021
(g),(h)
1,175 1,121
IRB Holding Corp
6.75%, 02/15/2026
(g)
135 134
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
1,940 1,986
5.00%, 06/01/2024
(g)
900 929
5.25%, 06/01/2026
(g)
4,600 4,776
L Brands Inc
5.25%, 02/01/2028 560 519
5.63%, 02/15/2022 538 564
5.63%, 10/15/2023 165 171
6.63%, 04/01/2021 435 459
6.69%, 01/15/2027 333 331
6.75%, 07/01/2036 450 395
6.88%, 11/01/2035 644 573
6.95%, 03/01/2033 620 511
7.50%, 06/15/2029 485 487
7.60%, 07/15/2037
(h)
500 431
Men's Wearhouse Inc/The
7.00%, 07/01/2022
(h)
16 16
Michaels Stores Inc
8.00%, 07/15/2027
(g)
100 97
Murphy Oil USA Inc
5.63%, 05/01/2027 695 726
6.00%, 08/15/2023 485 495
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Party City Holdings Inc
6.63%, 08/01/2026
(g),(h)
$ 242 $ 233
Penske Automotive Group Inc
5.38%, 12/01/2024 131 135
5.50%, 05/15/2026 836 865
PetSmart Inc
5.88%, 06/01/2025
(g)
1,329 1,314
7.13%, 03/15/2023
(g)
1,505 1,403
8.88%, 06/01/2025
(g),(h)
650 624
PriSo Acquisition Corp
9.00%, 05/15/2023
(g)
141 133
Rite Aid Corp
6.13%, 04/01/2023
(g)
1,850 1,561
Signet UK Finance PLC
4.70%, 06/15/2024 106 92
Sonic Automotive Inc
6.13%, 03/15/2027 801 799
SRS Distribution Inc
8.25%, 07/01/2026
(g),(h)
18,720 18,580
Staples Inc
7.50%, 04/15/2026
(g)
2,250 2,301
10.75%, 04/15/2027
(g)
1,530 1,584
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06/01/2024 1,073 1,094
5.88%, 03/01/2027 750 758
Yum! Brands Inc
3.75%, 11/01/2021 1,510 1,521
3.88%, 11/01/2020 210 212
3.88%, 11/01/2023
(h)
20 20
5.35%, 11/01/2043 383 357
6.88%, 11/15/2037 750 812
$ 79,260
Semiconductors - 0.25%
Advanced Micro Devices Inc
7.00%, 07/01/2024
(h)
106 110
7.50%, 08/15/2022 2,700 3,054
Entegris Inc
4.63%, 02/10/2026
(g)
411 417
Qorvo Inc
5.50%, 07/15/2026 425 448
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
3,588 3,799
$ 7,828
Software - 3.46%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,000 3,120
Ascend Learning LLC
6.88%, 08/01/2025
(g)
5,373 5,568
6.88%, 08/01/2025
(g)
4,750 4,922
Camelot Finance SA
7.88%, 10/15/2024
(g)
485 506
CDK Global Inc
4.88%, 06/01/2027 984 1,017
5.00%, 10/15/2024 266 282
5.25%, 05/15/2029
(g)
1,775 1,842
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(g)
16,550 16,586
Dun & Bradstreet Corp/The
10.25%, 02/15/2027
(g)
1,000 1,075
Fair Isaac Corp
5.25%, 05/15/2026
(g)
75 79
First Data Corp
5.00%, 01/15/2024
(g)
1,485 1,521
5.75%, 01/15/2024
(g)
2,232 2,296

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Genesys Telecommunications Laboratories Inc/
Greeneden Lux 3 Sarl
10.00%, 11/30/2024
(g)
$ 12,927 $ 14,107
Informatica LLC
7.13%, 07/15/2023
(g)
13,266 13,515
IQVIA Inc
4.88%, 05/15/2023
(g)
775 793
5.00%, 10/15/2026
(g)
4,562 4,767
j2 Cloud Services LLC / j2 Global Co-Obligor Inc
6.00%, 07/15/2025
(g)
744 785
MSCI Inc
4.75%, 08/01/2026
(g)
515 536
5.25%, 11/15/2024
(g)
680 700
5.38%, 05/15/2027
(g)
300 319
5.75%, 08/15/2025
(g)
2,365 2,465
Nuance Communications Inc
5.63%, 12/15/2026 830 876
Open Text Corp
5.63%, 01/15/2023
(g)
235 240
5.88%, 06/01/2026
(g)
3,339 3,563
PTC Inc
6.00%, 05/15/2024 300 314
Rackspace Hosting Inc
8.63%, 11/15/2024
(g),(h)
405 371
Riverbed Technology Inc
8.88%, 03/01/2023
(g)
300 179
Solera LLC / Solera Finance Inc
10.50%, 03/01/2024
(g)
2,115 2,265
Sophia LP / Sophia Finance Inc
9.00%, 09/30/2023
(g)
5,000 5,169
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
16,265 16,915
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02/01/2023
(g)
800 771
10.50%, 02/01/2024
(g),(h)
850 748
$ 108,212
Storage & Warehousing - 0.08%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(g)
2,125 2,132
Mobile Mini Inc
5.88%, 07/01/2024 230 238
$ 2,370
Telecommunications - 7.82%
Altice France SA/France
6.25%, 05/15/2024
(g)
1,102 1,138
7.38%, 05/01/2026
(g)
10,946 11,664
8.13%, 02/01/2027
(g)
2,200 2,395
C&W Senior Financing DAC
6.88%, 09/15/2027
(g)
1,185 1,240
7.50%, 10/15/2026
(g)
485 518
CenturyLink Inc
5.63%, 04/01/2025
(h)
2,270 2,300
5.80%, 03/15/2022 1,215 1,264
6.45%, 06/15/2021 1,045 1,096
6.75%, 12/01/2023 455 491
6.88%, 01/15/2028 12,022 12,112
7.50%, 04/01/2024
(h)
770 843
Cincinnati Bell Inc
7.00%, 07/15/2024
(g)
219 187
8.00%, 10/15/2025
(g)
140 117
CommScope Inc
5.00%, 06/15/2021
(g)
250 250
5.50%, 03/01/2024
(g)
1,200 1,215
5.50%, 06/15/2024
(g)
752 694
6.00%, 03/01/2026
(g)
10,715 10,833
8.25%, 03/01/2027
(g)
2,955 2,911
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
$ 2,990 $ 2,522
6.00%, 06/15/2025
(g)
9,968 9,071
Consolidated Communications Inc
6.50%, 10/01/2022
(h)
1,275 1,156
DKT Finance ApS
9.38%, 06/17/2023
(g)
125 135
Embarq Corp
8.00%, 06/01/2036 967 940
Frontier Communications Corp
6.25%, 09/15/2021 10 6
6.88%, 01/15/2025 585 323
7.13%, 01/15/2023 445 263
7.63%, 04/15/2024 820 452
7.88%, 01/15/2027 200 107
8.00%, 04/01/2027
(g)
200 209
8.50%, 04/01/2026
(g)
1,950 1,906
8.75%, 04/15/2022 760 460
9.00%, 08/15/2031 600 325
10.50%, 09/15/2022 1,884 1,178
11.00%, 09/15/2025 3,954 2,298
Frontier Florida LLC
6.86%, 02/01/2028 351 330
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(g)
125 129
GTT Communications Inc
7.88%, 12/31/2024
(g),(h)
41,565 32,317
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,054 1,117
6.63%, 08/01/2026 1,060 1,143
7.63%, 06/15/2021 320 344
Inmarsat Finance PLC
4.88%, 05/15/2022
(g)
1,500 1,512
Intelsat Connect Finance SA
9.50%, 02/15/2023
(g)
805 722
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 2,205 2,031
8.00%, 02/15/2024
(g)
1,315 1,366
8.50%, 10/15/2024
(g)
2,475 2,469
9.50%, 09/30/2022
(g)
400 467
9.75%, 07/15/2025
(g)
1,265 1,308
Intelsat Luxembourg SA
8.13%, 06/01/2023
(h)
1,100 888
Iridium Communications Inc
10.25%, 04/15/2023
(g)
116 126
Koninklijke KPN NV
7.00%, 03/28/2073
(g),(h),(l)
405 432
USD Swap Semi-Annual 10 Year + 5.33%
Level 3 Financing Inc
5.13%, 05/01/2023 4,067 4,087
5.25%, 03/15/2026 480 500
5.38%, 08/15/2022 500 503
5.38%, 01/15/2024 5,450 5,524
5.38%, 05/01/2025 383 395
5.63%, 02/01/2023 483 489
Level 3 Parent LLC
5.75%, 12/01/2022 864 870
Nokia Oyj
3.38%, 06/12/2022 520 528
4.38%, 06/12/2027 495 511
6.63%, 05/15/2039 716 802
ORBCOMM Inc
8.00%, 04/01/2024
(g)
1,165 1,209
Plantronics Inc
5.50%, 05/31/2023
(g)
336 342

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Qwest Corp
6.75%, 12/01/2021 $ 585 $ 628
6.88%, 09/15/2033 465 463
Sprint Capital Corp
6.88%, 11/15/2028 2,077 2,285
8.75%, 03/15/2032 1,793 2,226
Sprint Communications Inc
6.00%, 11/15/2022 6,139 6,523
7.00%, 08/15/2020 1,739 1,804
9.25%, 04/15/2022 300 348
11.50%, 11/15/2021 1,159 1,356
Sprint Corp
7.13%, 06/15/2024 13,238 14,495
7.25%, 09/15/2021 2,488 2,671
7.63%, 02/15/2025 1,137 1,259
7.63%, 03/01/2026 1,445 1,615
7.88%, 09/15/2023 7,200 8,028
Telecom Italia Capital SA
6.00%, 09/30/2034 1,144 1,161
6.38%, 11/15/2033 1,115 1,171
7.20%, 07/18/2036 1,532 1,708
7.72%, 06/04/2038 550 635
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
2,400 2,535
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/2022 1,100 1,133
Telesat Canada / Telesat LLC
8.88%, 11/15/2024
(g)
425 459
T-Mobile USA Inc
0.00%, 03/01/2023
(d),(e),(f)
2,212 —
0.00%, 01/15/2024
(d),(e),(f)
312 —
0.00%, 04/15/2024
(d),(e),(f)
1,157 —
0.00%, 03/01/2025
(d),(e),(f)
1,542 —
0.00%, 01/15/2026
(d),(e),(f)
550 —
0.00%, 02/01/2026
(d),(e),(f)
760 —
0.00%, 04/15/2027
(d),(e),(f)
500 —
4.50%, 02/01/2026 3,000 3,056
4.75%, 02/01/2028 1,900 1,952
5.13%, 04/15/2025 500 518
5.38%, 04/15/2027 519 551
6.00%, 04/15/2024 3,617 3,776
6.38%, 03/01/2025 1,307 1,354
6.50%, 01/15/2024 312 323
6.50%, 01/15/2026 3,650 3,886
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05/01/2022
(g)
100 96
United States Cellular Corp
6.70%, 12/15/2033 300 317
ViaSat Inc
5.63%, 09/15/2025
(g)
21,200 21,094
5.63%, 04/15/2027
(g)
3,500 3,669
West Corp
8.50%, 10/15/2025
(g)
16,650 14,028
Wind Tre SpA
5.00%, 01/20/2026
(g)
1,850 1,832
WTT Investment Ltd/Hong Kong
5.50%, 11/21/2022
(g)
650 667
$ 244,702
Toys, Games & Hobbies - 0.14%
Mattel Inc
2.35%, 08/15/2021 400 393
3.15%, 03/15/2023 1,000 962
4.35%, 10/01/2020 365 370
5.45%, 11/01/2041 214 178
6.20%, 10/01/2040 150 133
6.75%, 12/31/2025
(g)
2,150 2,260
$ 4,296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.12%
Kenan Advantage Group Inc/The
7.88%, 07/31/2023
(g)
$ 662 $ 598
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
200 159
Teekay Offshore Partners LP/Teekay Offshore
Finance Corp
8.50%, 07/15/2023
(g)
775 771
Watco Cos LLC / Watco Finance Corp
6.38%, 04/01/2023
(g)
270 275
XPO CNW Inc
6.70%, 05/01/2034 347 339
XPO Logistics Inc
6.13%, 09/01/2023
(g)
620 639
6.75%, 08/15/2024
(g)
970 1,034
$ 3,815
Trucking & Leasing - 0.07%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(l)
400 424
3 Month USD LIBOR + 4.30%
Fortress Transportation & Infrastructure Investors
LLC
6.50%, 10/01/2025
(g)
500 518
6.75%, 03/15/2022
(g)
1,150 1,196
$ 2,138
TOTAL BONDS $ 2,599,920
SENIOR FLOATING RATE INTERESTS
- 12.91%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 1.19%
Dexko Global Inc
10.58%, 07/24/2025
(o)
$ 13,518 $ 13,450
US LIBOR + 8.25%
Panther BF Aggregator 2 LP
5.88%, 03/18/2026
(o)
6,000 5,996
US LIBOR + 3.50%
Truck Hero Inc
10.48%, 05/16/2025
(o)
18,532 17,675
US LIBOR + 8.25%
$ 37,121
Commercial Services - 0.57%
KUEHG Corp
10.58%, 08/22/2025
(o)
8,576 8,517
US LIBOR + 8.25%
Learning Care Group US No 2 Inc
9.68%, 03/13/2026
(o)
6,500 6,467
US LIBOR + 7.50%
Refinitiv US Holdings Inc
0.00%, 09/18/2025
(o),(p)
3,000 2,997
US LIBOR + 3.75%
$ 17,981
Computers - 0.85%
Optiv Security Inc
9.48%, 01/13/2025
(o)
5,820 5,073
US LIBOR + 7.25%
Peak 10 Holding Corp
9.83%, 07/24/2025
(o)
15,795 13,031
US LIBOR + 7.25%
TierPoint LLC
9.48%, 05/05/2025
(o)
9,255 8,515
US LIBOR + 7.25%
$ 26,619
Cosmetics & Personal Care - 0.44%
Wellness Merger Sub Inc
11.08%, 06/27/2025
(o)
13,700 13,609
US LIBOR + 8.75%

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.12%
American Tire Distributors Inc
8.52%, 09/01/2023
(o)
$ 2,297 $ 2,272
US LIBOR + 6.00%
9.73%, 08/30/2024
(o)
1,523 1,387
US LIBOR + 7.50%
$ 3,659
Electronics - 0.42%
Deliver Buyer Inc
7.33%, 05/01/2024
(o)
13,103 13,119
US LIBOR + 5.00%
Entertainment - 0.42%
Circa Resort & Casino
0.00%, 07/02/2025
(o),(p)
13,420 13,219
Healthcare - Services - 2.10%
Aveanna Healthcare LLC
0.00%, 06/04/2027
(o),(p)
16,920 16,116
US LIBOR + 8.75%
7.73%, 03/18/2024
(o)
7,051 6,831
US LIBOR + 5.50%
10.23%, 03/16/2025
(o)
6,940 6,610
US LIBOR + 8.00%
Civitas Solutions Inc
10.74%, 03/08/2027
(o)
15,170 15,170
US LIBOR + 8.50%
Dentalcorp Perfect Smile ULC
0.00%, 06/01/2025
(o),(p)
4,000 3,948
US LIBOR + 3.75%
9.73%, 06/01/2026
(o)
17,346 17,000
US LIBOR + 7.50%
$ 65,675
Insurance - 1.83%
Asurion LLC
0.00%, 08/04/2025
(o),(p)
18,000 18,307
US LIBOR + 6.50%
8.76%, 08/04/2025
(o)
38,215 38,868
US LIBOR + 6.50%
Internet - 0.72%
MH Sub I LLC
9.73%, 09/15/2025
(o)
22,499 22,640
US LIBOR + 7.50%
Investment Companies - 0.25%
Masergy Holdings Inc
9.83%, 12/16/2024
(o)
5,393 5,272
US LIBOR + 7.50%
Zest Acquisition Corp
9.83%, 03/06/2026
(o)
2,580 2,412
US LIBOR + 7.50%
$ 7,684
Machinery - Diversified - 0.52%
Engineered Machinery Holdings Inc
9.58%, 07/25/2025
(o)
16,681 16,389
US LIBOR + 7.25%
Mining - 0.22%
Aleris International Inc
0.00%, 02/08/2023
(o),(p)
7,000 7,010
US LIBOR + 4.75%
Miscellaneous Manufacturers - 0.91%
UTEX Industries Inc
6.23%, 05/21/2021
(o)
10,700 9,915
US LIBOR + 4.00%
9.48%, 05/22/2022
(o)
20,650 18,585
US LIBOR + 7.25%
$ 28,500
Pharmaceuticals - 0.65%
Change Healthcare Holdings LLC
0.00%, 03/01/2024
(o),(p)
2,000 1,995
US LIBOR + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Lanai Holdings III Inc
7.01%, 08/29/2022
(o)
$ 3,186 $ 3,043
US LIBOR + 4.75%
10.76%, 08/14/2023
(o)
5,170 4,653
US LIBOR + 8.50%
Packaging Coordinators Midco Inc
11.08%, 06/29/2024
(o)
10,740 10,740
US LIBOR + 8.75%
$ 20,431
Software - 1.70%
Ascend Learn (Alpine)
0.00%, 07/12/2024
(o),(p)
8,117 8,073
US LIBOR + 3.00%
Evergreen Skills Lux Sarl
7.16%, 04/23/2021
(o)
24,541 20,706
US LIBOR + 4.75%
10.65%, 04/28/2022
(o)
14,067 4,660
US LIBOR + 8.25%
Greeneden US Holdings II LLC
0.00%, 12/01/2023
(o),(p)
5,000 4,970
US LIBOR + 3.50%
Sophia LP
0.00%, 09/30/2022
(o),(p)
4,000 3,999
US LIBOR + 3.25%
Vertafore Inc
0.00%, 07/02/2025
(o),(p)
5,000 4,902
US LIBOR + 3.25%
0.00%, 06/04/2026
(o),(p)
5,815 5,790
US LIBOR + 7.25%
$ 53,100
TOTAL SENIOR FLOATING RATE INTERESTS $ 403,931
Total Investments $ 3,298,235
Other Assets and Liabilities -  (5.41)% (169,547)
TOTAL NET ASSETS - 100.00% $ 3,128,688
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $68,727 or 2.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $67,038 or
2.14% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,744,264 or 55.75% of net assets.
(h) Security or a portion of the security was on loan at the end of the period.
(i) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after July 31, 2019, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 18.58%
Communications 17.38%
Financial 14.23%
Consumer, Cyclical 13.35%
Industrial 11.64%
Money Market Funds 9.32%
Energy 8.02%
Technology 7.10%
Basic Materials 4.71%
Utilities 1.03%
Diversified 0.05%
Other Assets and Liabilities
(5.41)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 218,558 $ 1,516,978 $ 1,475,339 $ 260,197
$ 218,558 $ 1,516,978 $ 1,475,339 $ 260,197
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 1,785 $ — $ — $ —
$ 1,785 $ — $ — $ —
Amounts in thousands
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co   0.00%, 12/01/2020 04/11/2013 $ — $ — 0.00%
General Motors Co   0.00%, 07/15/2033 04/11/2013 — — 0.00%
General Motors Co   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co   0.00%, 07/15/2023 01/31/2013 — — 0.00%
Real Alloy Holding Inc   12.33%, 11/30/2023 05/31/2018 4,391 4,391 0.14%
Specialty Steel   12.59%, 11/15/2022 11/15/2017 8,680 8,680 0.28%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,357 0.14%
Uber Technologies Inc   7.5%, 11/01/2023 07/11/2019 212 211 0.01%
Uber Technologies Inc   8%, 11/01/2026 6/27/2019 - 07/11/2019 746 740 0.02%
Total $ 18,379 0.59%
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2019
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.32 N/A 5.00% Quarterly 06/20/2024 $ 59,400 $ 4,239 $ 157 $ 4,396
Total $ 4,239 $ 157 $ 4,396
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps (continued)
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $59,400 .
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.20% Shares Held Value (000's)
Money Market Funds - 4.20%
BlackRock Liquidity FedFund 2.21%
(a),(b)
6,016,874 $ 6,017
Principal Government Money Market Fund
2.18%
(a),(b),(c)
114,987,674 114,988
$ 121,005
TOTAL INVESTMENT COMPANIES $ 121,005
COMMON STOCKS - 0.34% Shares Held Value (000's)
Energy - Alternate Sources - 0.00%
Ogden Corp
(d),(e),(f)
5,000,000 —
Oil & Gas - 0.12%
Chaparral Energy Inc - A Shares
(d),(g)
986,642 3,502
Oil & Gas Services - 0.14%
Patterson-UTI Energy Inc 338,411 3,936
Retail - 0.08%
Claire's Holdings LLC
(d),(e),(f)
4,036 2,220
TOTAL COMMON STOCKS $ 9,658
PREFERRED STOCKS - 0.07% Shares Held Value (000's)
Agriculture - 0.03%
Pinnacle Operating Corp 0.00%
(d),(e),(f)
11,469,815 $ 917
Retail - 0.04%
Claire's Stores 0.00%
(d),(e),(f)
1,110 1,145
TOTAL PREFERRED STOCKS $ 2,062
BONDS - 86.38%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2.08%
Air 2 US
8.63%, 10/01/2020
(h)
$ 440 $ 441
BBA US Holdings Inc
5.38%, 05/01/2026
(h)
4,425 4,635
Bombardier Inc
7.50%, 03/15/2025
(h)
25,055 25,478
TransDigm Inc
6.25%, 03/15/2026
(h)
12,880 13,508
7.50%, 03/15/2027
(h)
1,555 1,641
Triumph Group Inc
7.75%, 08/15/2025 14,050 14,085
$ 59,788
Agriculture - 0.19%
Pinnacle Operating Corp
9.00%, 05/15/2023
(h)
16,469 5,352
Airlines - 0.06%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,790 1,797
Automobile Manufacturers - 0.86%
Jaguar Land Rover Automotive PLC
3.50%, 03/15/2020
(h)
7,400 7,354
Navistar International Corp
6.63%, 11/01/2025
(h)
16,888 17,331
$ 24,685
Automobile Parts & Equipment - 0.89%
American Axle & Manufacturing Inc
6.25%, 04/01/2025 8,740 8,762
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026
(h),( i ),(j)
2,985 2,888
Panther BF Aggregator 2 LP / Panther Finance
Co Inc
6.25%, 05/15/2026
(h)
13,620 14,092
$ 25,742
Banks - 2.33%
Barclays PLC
4.84%, 05/09/2028 7,865 8,000
5.09%, 06/20/2030
(k)
6,395 6,470
3 Month USD LIBOR + 3.05%
7.75%, 12/31/2049
(k),(l)
4,830 4,921
USD Swap Semi-Annual 5 Year + 4.84%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
CIT Group Inc
5.00%, 08/15/2022 $ 8,500 $ 9,010
5.25%, 03/07/2025 1,270 1,392
5.80%, 12/31/2049
(k),(l)
10,154 10,332
3 Month USD LIBOR + 3.97%
Deutsche Bank AG/New York NY
3.30%, 11/16/2022 7,680 7,611
Intesa Sanpaolo SpA
3.13%, 07/14/2022
(h)
4,165 4,159
5.02%, 06/26/2024
(h)
1,000 1,013
Lloyds Banking Group PLC
7.50%, 12/31/2049
(k),(l)
4,450 4,659
USD Swap Semi-Annual 5 Year + 4.50%
Popular Inc
6.13%, 09/14/2023 8,720 9,374
$ 66,941
Building Materials - 1.07%
BMC East LLC
5.50%, 10/01/2024
(h)
14,620 14,917
Builders FirstSource Inc
6.75%, 06/01/2027
(h)
6,895 7,257
Norbord Inc
5.75%, 07/15/2027
(h)
8,625 8,711
$ 30,885
Chemicals - 2.75%
Alpha 2 BV
8.75%, PIK 9.50%, 06/01/2023
(h),( i ),(j)
6,300 6,190
Aruba Investments Inc
8.75%, 02/15/2023
(h)
11,725 11,725
Blue Cube Spinco LLC
9.75%, 10/15/2023 5,350 5,885
CF Industries Inc
5.15%, 03/15/2034 7,540 7,446
Consolidated Energy Finance SA
6.50%, 05/15/2026
(h)
13,785 13,647
6.88%, 06/15/2025
(h)
20,910 21,302
NOVA Chemicals Corp
5.25%, 06/01/2027
(h)
6,830 7,122
TPC Group Inc
10.50%, 08/01/2024
(h),(m)
5,615 5,926
$ 79,243
Coal - 0.30%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(h)
8,415 8,646
Commercial Services - 2.59%
Ahern Rentals Inc
7.38%, 05/15/2023
(h)
17,235 14,908
Garda World Security Corp
8.75%, 05/15/2025
(h)
14,630 14,959
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(h)
7,780 8,363
8.25%, 11/15/2026
(h)
4,745 5,250
Tms International Holding Corp
7.25%, 08/15/2025
(h)
11,135 10,690
United Rentals North America Inc
4.63%, 10/15/2025 6,135 6,227
4.88%, 01/15/2028 2,815 2,871
5.25%, 01/15/2030 2,595 2,655
5.88%, 09/15/2026 2,720 2,893
6.50%, 12/15/2026 5,225 5,681
$ 74,497
Computers - 1.52%
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(h)
13,475 14,100
7.13%, 06/15/2024
(h)
28,025 29,636
$ 43,736

Schedule of Investments
High Yield Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.62%
Prestige Brands Inc
6.38%, 03/01/2024
(h)
$ 9,095 $ 9,445
Spectrum Brands Inc
5.75%, 07/15/2025 8,205 8,500
$ 17,945
Distribution & Wholesale - 0.75%
American Builders & Contractors Supply Co Inc
5.75%, 12/15/2023
(h)
7,220 7,473
5.88%, 05/15/2026
(h)
6,930 7,354
H&E Equipment Services Inc
5.63%, 09/01/2025 6,470 6,648
$ 21,475
Diversified Financial Services - 3.72%
Ally Financial Inc
5.75%, 11/20/2025 12,060 13,462
Avation Capital SA
6.50%, 05/15/2021
(h)
5,900 6,062
Credit Acceptance Corp
6.13%, 02/15/2021 12,090 12,120
6.63%, 03/15/2026
(h)
3,410 3,679
7.38%, 03/15/2023 8,140 8,466
E*TRADE Financial Corp
5.30%, 12/31/2049
(k),(l)
5,915 5,797
3 Month USD LIBOR + 3.16%
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(h),( i ),(j)
13,135 13,077
Navient Corp
6.13%, 03/25/2024 5,490 5,772
6.63%, 07/26/2021 4,245 4,503
6.75%, 06/15/2026
(g)
10,840 11,287
Springleaf Finance Corp
6.63%, 01/15/2028 2,730 2,955
6.88%, 03/15/2025 17,710 19,810
$ 106,990
Electric - 1.96%
Elwood Energy LLC
8.16%, 07/05/2026 5,371 5,854
Indiantown Cogeneration LP
9.77%, 12/15/2020 673 697
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(h)
7,190 7,289
NRG Energy Inc
5.25%, 06/15/2029
(h)
3,570 3,766
6.63%, 01/15/2027 1,960 2,090
7.25%, 05/15/2026 8,070 8,713
Vistra Energy Corp
8.13%, 01/30/2026
(h)
1,840 1,978
Vistra Operations Co LLC
5.00%, 07/31/2027
(h)
5,765 5,902
5.50%, 09/01/2026
(h)
10,735 11,245
5.63%, 02/15/2027
(h)
8,335 8,793
$ 56,327
Electrical Components & Equipment - 0.49%
Energizer Holdings Inc
5.50%, 06/15/2025
(h)
6,180 6,274
6.38%, 07/15/2026
(g),(h)
7,407 7,722
$ 13,996
Electronics - 0.14%
Sensata Technologies BV
5.00%, 10/01/2025
(h)
3,905 4,110
Entertainment - 3.75%
Boyne USA Inc
7.25%, 05/01/2025
(h)
10,180 11,096
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(h)
18,190 18,150
CCM Merger Inc
6.00%, 03/15/2022
(h)
14,220 14,576
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Eldorado Resorts Inc
6.00%, 04/01/2025 $ 3,340 $ 3,520
6.00%, 09/15/2026 14,030 15,147
Enterprise Development Authority/The
12.00%, 07/15/2024
(h)
14,350 15,964
International Game Technology PLC
6.25%, 01/15/2027
(h)
2,030 2,203
6.50%, 02/15/2025
(h)
11,815 12,937
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(h)
2,545 2,653
6.38%, 02/01/2024
(h)
8,885 9,374
Scientific Games International Inc
10.00%, 12/01/2022 2,236 2,331
$ 107,951
Environmental Control - 0.47%
Stericycle Inc
5.38%, 07/15/2024
(h)
12,870 13,441
Food - 3.20%
Albertsons Cos LLC / Safeway Inc / New
Albertsons LP / Albertson's LLC
7.50%, 03/15/2026
(h)
17,225 18,980
Ingles Markets Inc
5.75%, 06/15/2023 15,890 16,208
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(h)
12,545 12,952
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(h)
15,915 17,089
Post Holdings Inc
5.00%, 08/15/2026
(h)
21,625 22,084
5.75%, 03/01/2027
(h)
4,490 4,653
$ 91,966
Forest Products & Paper - 0.21%
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(h)
5,985 6,123
Healthcare - Products - 0.24%
Kinetic Concepts Inc / KCI USA Inc
7.88%, 02/15/2021
(h)
6,781 6,930
Healthcare - Services - 4.38%
AHP Health Partners Inc
9.75%, 07/15/2026
(h)
9,500 10,236
Centene Corp
4.75%, 05/15/2022 2,695 2,727
5.38%, 06/01/2026
(h)
10,895 11,508
6.13%, 02/15/2024 9,525 9,977
HCA Inc
4.75%, 05/01/2023 12,610 13,458
5.00%, 03/15/2024 14,905 16,169
5.50%, 06/15/2047 6,070 6,558
5.88%, 02/01/2029 8,215 9,170
MPH Acquisition Holdings LLC
7.13%, 06/01/2024
(h)
11,057 10,725
Tenet Healthcare Corp
4.63%, 07/15/2024 13,860 14,096
WellCare Health Plans Inc
5.25%, 04/01/2025 20,745 21,527
$ 126,151
Home Builders - 3.17%
Century Communities Inc
5.88%, 07/15/2025 9,865 9,914
6.75%, 06/01/2027
(h)
7,280 7,526
Forestar Group Inc
8.00%, 04/15/2024
(h)
8,550 9,106
KB Home
6.88%, 06/15/2027 2,925 3,199
7.63%, 05/15/2023 6,670 7,437

Schedule of Investments
High Yield Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Lennar Corp
4.50%, 04/30/2024 $ 4,537 $ 4,732
4.75%, 11/15/2022 7,561 7,827
4.88%, 12/15/2023 5,060 5,326
LGI Homes Inc
6.88%, 07/15/2026
(h)
8,735 8,888
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(h),(m)
5,305 5,498
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(h)
8,500 8,861
Williams Scotsman International Inc
6.88%, 08/15/2023
(h)
3,500 3,666
7.88%, 12/15/2022
(h)
8,685 9,097
$ 91,077
Insurance - 3.37%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(h)
2,140 1,964
8.13%, 02/15/2024
(h)
4,565 4,874
AssuredPartners Inc
7.00%, 08/15/2025
(h)
7,725 7,686
Catlin Insurance Co Ltd
5.28%, 07/29/2049
(h),(l)
12,565 12,565
3 Month USD LIBOR + 2.98%
CNO Financial Group Inc
5.25%, 05/30/2029 6,175 6,669
Voya Financial Inc
5.65%, 05/15/2053
(k)
41,657 43,942
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(k),(l)
6,630 7,061
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
XLIT Ltd
4.76%, 12/31/2049
(l)
12,160 12,166
3 Month USD LIBOR + 2.46%
$ 96,927
Internet - 1.20%
Netflix Inc
4.38%, 11/15/2026 14,505 14,650
5.38%, 11/15/2029
(h)
2,440 2,568
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023 16,915 17,380
$ 34,598
Investment Companies - 0.92%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.88%, 02/01/2022 7,100 7,171
6.25%, 02/01/2022 5,585 5,739
6.25%, 05/15/2026
(h)
6,915 7,140
6.38%, 12/15/2025 6,240 6,521
$ 26,571
Iron & Steel - 0.97%
AK Steel Corp
6.38%, 10/15/2025 12,870 10,939
7.50%, 07/15/2023 5,570 5,692
7.63%, 10/01/2021 2,465 2,450
Commercial Metals Co
4.88%, 05/15/2023 8,468 8,680
$ 27,761
Leisure Products & Services - 0.43%
Silversea Cruise Finance Ltd
7.25%, 02/01/2025
(h)
11,655 12,456
Lodging - 1.93%
Jack Ohio Finance LLC / Jack Ohio Finance 1
Corp
6.75%, 11/15/2021
(h)
15,360 15,698
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Melco Resorts Finance Ltd
5.63%, 07/17/2027
(h)
$ 5,210 $ 5,376
MGM China Holdings Ltd
5.88%, 05/15/2026
(h)
3,855 4,038
MGM Resorts International
5.50%, 04/15/2027 8,980 9,522
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(h)
15,135 15,513
5.50%, 03/01/2025
(h)
5,050 5,296
$ 55,443
Machinery - Diversified - 0.49%
Cloud Crane LLC
10.13%, 08/01/2024
(h)
13,095 14,012
Media - 9.16%
Altice Financing SA
6.63%, 02/15/2023
(h)
15,100 15,572
Altice Finco SA
8.13%, 01/15/2024
(h)
11,525 11,899
Altice Luxembourg SA
7.75%, 05/15/2022
(h)
4,706 4,806
10.50%, 05/15/2027
(h)
7,205 7,628
AMC Networks Inc
4.75%, 08/01/2025 11,380 11,579
5.00%, 04/01/2024 7,435 7,628
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2023
(h)
34,210 35,028
5.38%, 06/01/2029
(h)
6,770 7,015
5.50%, 05/01/2026
(h)
4,750 4,964
CSC Holdings LLC
5.50%, 04/15/2027
(h)
3,195 3,347
5.75%, 01/15/2030
(h)
6,840 6,943
6.50%, 02/01/2029
(h)
12,688 13,988
6.63%, 10/15/2025
(h)
4,225 4,489
7.50%, 04/01/2028
(h)
2,872 3,163
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(h),(m)
5,970 6,067
6.63%, 08/15/2027
(h),(m)
10,185 10,408
DISH DBS Corp
5.88%, 07/15/2022 12,915 13,054
5.88%, 11/15/2024 5,295 4,924
7.75%, 07/01/2026 8,255 8,090
Meredith Corp
6.88%, 02/01/2026 21,640 22,938
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(h)
3,925 3,876
6.88%, 02/15/2023
(h)
4,515 4,583
UPC Holding BV
5.50%, 01/15/2028
(h)
7,740 7,895
Virgin Media Finance PLC
5.75%, 01/15/2025
(h)
6,172 6,417
6.00%, 10/15/2024
(h)
2,940 3,054
Virgin Media Secured Finance PLC
5.25%, 01/15/2026
(h)
3,965 4,054
Ziggo Bond Co BV
5.88%, 01/15/2025
(h)
855 875
6.00%, 01/15/2027
(h)
14,620 14,825
Ziggo BV
5.50%, 01/15/2027
(h)
14,095 14,430
$ 263,539
Metal Fabrication & Hardware - 0.23%
Park-Ohio Industries Inc
6.63%, 04/15/2027 6,640 6,590
Mining - 1.84%
Constellium SE
6.63%, 03/01/2025
(h)
5,550 5,814

Schedule of Investments
High Yield Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
First Quantum Minerals Ltd
6.50%, 03/01/2024
(h)
$ 1,790 $ 1,722
7.25%, 04/01/2023
(h)
3,880 3,841
7.50%, 04/01/2025
(h)
4,635 4,537
Hudbay Minerals Inc
7.63%, 01/15/2025
(h)
11,035 11,435
IAMGOLD Corp
7.00%, 04/15/2025
(h)
13,505 14,180
Midwest Vanadium Pty Ltd
0.00%, 02/15/2018
(d),(h)
10,465 37
Taseko Mines Ltd
8.75%, 06/15/2022
(h)
11,715 11,290
$ 52,856
Miscellaneous Manufacturers - 0.18%
Amsted Industries Inc
5.63%, 07/01/2027
(h)
5,050 5,265
Oil & Gas - 5.85%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(h)
6,360 5,088
10.00%, 04/01/2022
(h)
8,256 8,153
Brazos Valley Longhorn LLC / Brazos Valley
Longhorn Finance Corp
6.88%, 02/01/2025 10,535 9,745
Chesapeake Energy Corp
7.00%, 10/01/2024
(g)
9,121 7,456
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
11,835 —
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(h)
9,680 9,535
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(h)
7,665 7,933
EP Energy LLC / Everest Acquisition Finance Inc
7.75%, 05/15/2026
(h)
14,700 13,112
Extraction Oil & Gas Inc
7.38%, 05/15/2024
(h)
6,600 5,362
Gulfport Energy Corp
6.38%, 05/15/2025 15,640 11,965
Jagged Peak Energy LLC
5.88%, 05/01/2026 8,305 7,890
Nabors Industries Inc
5.75%, 02/01/2025 8,415 7,363
Oasis Petroleum Inc
6.25%, 05/01/2026
(g),(h)
6,270 5,940
6.88%, 01/15/2023 235 231
Parkland Fuel Corp
5.88%, 07/15/2027
(h)
10,080 10,370
Sanchez Energy Corp
7.25%, 02/15/2023
(g),(h)
4,840 3,945
SM Energy Co
6.63%, 01/15/2027 5,205 4,535
Southwestern Energy Co
7.75%, 10/01/2027 14,815 12,963
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 10,615 10,798
5.50%, 02/15/2026 8,170 8,476
Ultra Resources Inc
6.88%, 04/15/2022
(h)
7,440 632
Unit Corp
6.63%, 05/15/2021 8,600 7,681
Whiting Petroleum Corp
6.25%, 04/01/2023
(g)
4,215 4,121
6.63%, 01/15/2026
(g)
5,475 5,160
$ 168,454
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.96%
Archrock Partners LP / Archrock Partners Finance
Corp
6.00%, 10/01/2022 $ 7,955 $ 8,064
6.88%, 04/01/2027
(h)
1,330 1,400
Calfrac Holdings LP
8.50%, 06/15/2026
(h)
8,080 5,454
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 7,980 8,300
6.88%, 09/01/2027
(h)
4,255 4,425
$ 27,643
Packaging & Containers - 3.84%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(h),(m)
3,015 3,019
5.25%, 08/15/2027
(h),(m)
6,155 6,163
6.00%, 02/15/2025
(h)
9,265 9,566
7.25%, 05/15/2024
(h)
5,010 5,288
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 2,000 2,030
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 8,490 8,728
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 16,099 18,916
Flex Acquisition Co Inc
6.88%, 01/15/2025
(h)
16,340 14,502
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(h)
19,130 18,126
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(h)
15,260 15,527
5.80%, 07/15/2021
(h)
6,620 6,645
3 Month USD LIBOR + 3.50%
7.00%, 07/15/2024
(h)
1,950 2,018
$ 110,528
Pharmaceuticals - 0.58%
Bausch Health Americas Inc
8.50%, 01/31/2027
(h)
12,710 13,998
Par Pharmaceutical Inc
7.50%, 04/01/2027
(h)
2,810 2,550
$ 16,548
Pipelines - 3.32%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 5,790 5,573
5.75%, 03/01/2027
(h)
9,965 9,342
Buckeye Partners LP
4.13%, 12/01/2027 3,720 3,310
5.85%, 11/15/2043 1,860 1,641
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(h)
14,640 14,495
Global Partners LP / GLP Finance Corp
7.00%, 06/15/2023 9,225 9,456
Hess Infrastructure Partners LP / Hess
Infrastructure Partners Finance Corp
5.63%, 02/15/2026
(h)
10,520 10,937
NuStar Logistics LP
5.63%, 04/28/2027 10,009 10,331
6.00%, 06/01/2026 2,835 2,991
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 8,665 7,452

Schedule of Investments
High Yield Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 $ 6,382 $ 6,739
6.50%, 07/15/2027
(h)
9,407 10,242
6.88%, 01/15/2029
(h)
2,667 2,941
$ 95,450
REITs - 1.08%
Equinix Inc
5.38%, 05/15/2027 255 274
5.88%, 01/15/2026 15,400 16,358
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024
(h)
5,090 5,351
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
5.63%, 05/01/2024 8,640 9,223
$ 31,206
Retail - 1.62%
1011778 BC ULC / New Red Finance Inc
5.00%, 10/15/2025
(h)
14,895 15,193
Claire's Stores Escrow - GCB
0.00%, 03/15/2019
(d),(e),(f)
6,962 —
eG Global Finance PLC
6.75%, 02/07/2025
(h)
6,605 6,630
Golden Nugget Inc
6.75%, 10/15/2024
(h)
15,595 16,053
IRB Holding Corp
6.75%, 02/15/2026
(h)
8,665 8,621
$ 46,497
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e),(f)
3,500 —
0.00%, 01/15/2013
(d)
3,000 33
0.00%, 01/15/2015
(d),(f)
2,000 —
3 Month USD LIBOR + 0.65%
$ 33
Semiconductors - 0.42%
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(h)
11,500 12,176
Software - 0.43%
Epicor Software Corp
9.57%, 06/30/2023
(h)
5,658 5,651
3 Month USD LIBOR + 7.25%
Open Text Corp
5.88%, 06/01/2026
(h)
6,385 6,814
$ 12,465
Telecommunications - 7.62%
Altice France SA/France
8.13%, 02/01/2027
(h)
9,145 9,957
Embarq Corp
8.00%, 06/01/2036 12,430 12,088
Frontier Communications Corp
8.50%, 04/01/2026
(h)
20,540 20,072
11.00%, 09/15/2025 12,760 7,417
GTT Communications Inc
7.88%, 12/31/2024
(g),(h)
8,560 6,655
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 21,840 20,120
8.00%, 02/15/2024
(h)
3,235 3,361
Level 3 Financing Inc
5.13%, 05/01/2023 4,440 4,462
5.38%, 01/15/2024 6,895 6,989
Level 3 Parent LLC
5.75%, 12/01/2022 5,470 5,511
Sprint Capital Corp
8.75%, 03/15/2032 6,850 8,503
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Communications Inc
6.00%, 11/15/2022 $ 13,755 $ 14,615
7.00%, 08/15/2020 7,000 7,260
Sprint Corp
7.13%, 06/15/2024 8,840 9,680
7.63%, 03/01/2026 3,110 3,476
7.88%, 09/15/2023 14,995 16,719
Telecom Italia Capital SA
6.38%, 11/15/2033 3,120 3,277
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(h)
13,065 13,800
T-Mobile USA Inc
0.00%, 04/15/2022
(d),(e),(f)
6,740 —
0.00%, 01/15/2024
(d),(e),(f)
4,025 —
0.00%, 04/15/2024
(d),(e),(f)
4,245 —
0.00%, 04/15/2025
(d),(e),(f)
13,770 —
0.00%, 01/15/2026
(d),(e),(f)
11,120 —
0.00%, 02/01/2026
(d),(e),(f)
3,515 —
4.00%, 04/15/2022 1,740 1,770
4.50%, 02/01/2026 3,515 3,581
5.13%, 04/15/2025 13,770 14,252
6.00%, 04/15/2024 300 313
6.50%, 01/15/2024 4,025 4,171
6.50%, 01/15/2026 11,120 11,839
Wind Tre SpA
5.00%, 01/20/2026
(h)
9,495 9,402
$ 219,290
Transportation - 1.69%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d)
18,905 6,286
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(h)
30,355 24,132
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(h)
10,870 7,337
11.25%, 08/15/2022
(h)
6,870 5,153
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(h)
5,690 5,592
$ 48,500
Trucking & Leasing - 0.51%
DAE Funding LLC
4.50%, 08/01/2022
(h)
5,235 5,328
5.75%, 11/15/2023
(h)
8,890 9,346
$ 14,674
TOTAL BONDS $ 2,485,276
CONVERTIBLE BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Food - 0.00%
Fresh Express Delivery Holding Group Co Ltd
0.00%, 11/09/2009
(d),(e),(f)
HKD 46,500 —
0.00%, 10/18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 9.58%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.29%
Navistar Inc
5.84%, 11/06/2024
(n)
$ 8,410 $ 8,426
US LIBOR + 3.50%
Commercial Services - 0.33%
Garda World Security Corp
6.02%, 05/24/2024
(n)
4,351 4,355
US LIBOR + 3.50%

Schedule of Investments
High Yield Fund
July 31, 2019 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Refinitiv US Holdings Inc
5.98%, 09/18/2025
(n)
$ 5,069 $ 5,063
US LIBOR + 3.75%
$ 9,418
Computers - 0.48%
McAfee LLC
10.76%, 09/29/2025
(n)
13,592 13,708
US LIBOR + 8.50%
Consumer Products - 0.19%
Prestige Brands Inc
4.23%, 01/26/2024
(n)
5,349 5,342
US LIBOR + 2.00%
Diversified Financial Services - 0.51%
Russell Investments US Institutional Holdco Inc
5.48%, 06/01/2023
(n)
14,703 14,587
US LIBOR + 3.25%
Electrical Components & Equipment - 0.04%
Energizer Holdings Inc
4.69%, 12/17/2025
(n)
1,100 1,098
US LIBOR + 2.25%
Entertainment - 0.75%
CCM Merger Inc
4.48%, 08/06/2021
(n)
5,806 5,806
US LIBOR + 2.25%
Eldorado Resorts Inc
4.58%, 04/17/2024
(n)
10,910 10,890
US LIBOR + 2.25%
Lions Gate Capital Holdings LLC
4.48%, 03/24/2025
(n)
4,877 4,865
US LIBOR + 2.25%
$ 21,561
Environmental Control - 0.28%
Filtration Group Corp
5.23%, 03/31/2025
(n)
8,091 8,098
US LIBOR + 3.00%
Food - 0.10%
Post Holdings Inc
4.27%, 05/24/2024
(n)
2,857 2,856
US LIBOR + 2.00%
Healthcare - Products - 0.21%
Agiliti Health Inc
5.44%, 01/04/2026
(n)
1,397 1,398
US LIBOR + 3.00%
Kinetic Concepts Inc
5.58%, 02/02/2024
(n)
4,768 4,781
US LIBOR + 3.25%
$ 6,179
Healthcare - Services - 0.70%
MPH Acquisition Holdings LLC
5.08%, 06/07/2023
(n)
5,567 5,400
US LIBOR + 3.00%
RegionalCare Hospital Partners Holdings Inc
6.77%, 11/14/2025
(n)
14,711 14,792
US LIBOR + 4.50%
$ 20,192
Insurance - 0.73%
Asurion LLC
5.23%, 11/03/2023
(n)
5,136 5,146
US LIBOR + 3.00%
8.73%, 08/04/2025
(n)
2,085 2,120
US LIBOR + 6.50%
Genworth Holdings Inc
6.76%, 03/07/2023
(n)
13,714 13,800
US LIBOR + 4.50%
$ 21,066
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.33%
Golden Nugget LLC
5.02%, 10/04/2023
(n)
$ 3,081 $ 3,084
US LIBOR + 2.75%
Marriott Ownership Resorts Inc
4.48%, 08/29/2025
(n)
6,438 6,451
US LIBOR + 2.25%
$ 9,535
Media - 0.22%
CSC Holdings LLC
4.83%, 01/25/2026
(n)
3,195 3,191
US LIBOR + 2.50%
Diamond Sports Group LLC
0.00%, 07/17/2026
(n),(o)
3,245 3,250
US LIBOR + 3.25%
$ 6,441
Oil & Gas - 0.62%
California Resources Corp
6.99%, 12/31/2022
(n)
7,570 7,203
US LIBOR + 4.75%
12.62%, 12/31/2021
(n)
10,680 10,696
US LIBOR + 10.37%
$ 17,899
Packaging & Containers - 0.10%
Mauser Packaging Solutions Holding Co
5.59%, 04/03/2024
(n)
2,972 2,922
US LIBOR + 3.25%
Pharmaceuticals - 1.65%
Bausch Health Americas Inc
5.13%, 11/14/2025
(n)
10,364 10,358
US LIBOR + 2.75%
5.38%, 05/19/2025
(n)
23,697 23,774
US LIBOR + 3.00%
Endo International PLC
6.69%, 04/29/2024
(n)
14,743 13,425
US LIBOR + 4.25%
$ 47,557
Retail - 0.90%
Academy Ltd
6.40%, 07/01/2022
(n)
11,585 8,072
US LIBOR + 4.00%
Claire's Stores Inc
0.75%, 10/12/2022
(n)
192 191
US LIBOR + 7.50%
9.94%, 10/12/2038
(n)
638 1,149
US LIBOR + 7.50%
IRB Holding Corp
5.55%, 01/17/2025
(n)
6,128 6,100
US LIBOR + 3.25%
PetSmart Inc
6.38%, 03/11/2022
(n)
10,532 10,333
US LIBOR + 4.25%
$ 25,845
Telecommunications - 1.15%
Avaya Inc
6.58%, 12/16/2024
(n)
15,888 15,268
US LIBOR + 4.25%
Level 3 Parent LLC
4.42%, 02/22/2024
(n)
5,125 5,127
US LIBOR + 2.25%
Maxar Technologies Ltd
4.99%, 10/05/2024
(n)
13,906 12,562
US LIBOR + 2.75%
$ 32,957
TOTAL SENIOR FLOATING RATE INTERESTS $ 275,687
Total Investments $ 2,893,688
Other Assets and Liabilities -  (0.57)% (16,421)
TOTAL NET ASSETS - 100.00% $ 2,877,267

Schedule of Investments
High Yield Fund
July 31, 2019 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $13,047 or 0.45 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,282 or 0.15%
of net assets.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,465,691 or 50.94% of net assets.
( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after July 31, 2019, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Communications 19.35%
Consumer, Cyclical 15.85%
Consumer, Non-cyclical 15.01%
Financial 12.66%
Industrial 11.61%
Energy 11.31%
Basic Materials 5.77%
Money Market Funds 4.20%
Technology 2.85%
Utilities 1.96%
Other Assets and Liabilities
(0.57)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 12,827 $ 876,806 $ 774,645 $ 114,988
$ 12,827 $ 876,806 $ 774,645 $ 114,988
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 1,214 $ — $ — $ —
$ 1,214 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.49% Shares Held Value (000's)
Money Market Funds - 3.49%
BlackRock Liquidity FedFund 2.21%
(a),(b)
8,908,331 $ 8,908
Principal Government Money Market Fund
2.18%
(a),(c)
108,195,763 108,196
$ 117,104
TOTAL INVESTMENT COMPANIES $ 117,104
COMMON STOCKS - 0.95% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Adelphia Recovery Trust
(d),(e),(f)
658,740 1
Transportation - 0.95%
Trailer Bridge Inc
(d),(e),(f),(g)
178,279 31,823
TOTAL COMMON STOCKS $ 31,824
BONDS - 61.50%
Principal
Amount (000's) Value (000's)
Airlines - 0.24%
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 $ 7,488 $ 7,950
Apparel - 0.42%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,262
Automobile Floor Plan Asset Backed Securities - 1.64%
Ally Master Owner Trust
2.76%, 06/15/2022 16,000 16,025
1.00 x 1 Month USD LIBOR + 0.43%
Ford Credit Floorplan Master Owner Trust A
2.72%, 10/15/2023 1,000 1,000
1.00 x 1 Month USD LIBOR + 0.40%
Navistar Financial Dealer Note Master Owner
Trust II
2.90%, 09/25/2023
(h)
6,750 6,763
1.00 x 1 Month USD LIBOR + 0.63%
2.91%, 05/28/2024
(h)
14,000 14,055
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
2.89%, 02/15/2024 17,000 17,059
1.00 x 1 Month USD LIBOR + 0.56%
$ 54,902
Automobile Manufacturers - 0.45%
American Honda Finance Corp
2.30%, 09/09/2026 4,750 4,642
3.80%, 09/20/2021
(h)
10,000 10,296
$ 14,938
Banks - 10.78%
Bank of America Corp
2.88%, 04/24/2023
(i)
15,000 15,125
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(i)
5,000 5,041
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 7,000 7,458
3.97%, 02/07/2030
(i)
8,000 8,572
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028
(j)
2,000 2,502
Bank of New York Mellon Corp/The
2.20%, 08/16/2023 9,500 9,439
2.60%, 08/17/2020 9,500 9,533
2.80%, 05/04/2026 5,000 5,075
3.00%, 10/30/2028 7,000 7,101
Citigroup Inc
3.88%, 03/26/2025 20,900 21,707
4.45%, 09/29/2027 8,000 8,625
4.50%, 01/14/2022 4,900 5,137
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 11,434
Goldman Sachs Group Inc/The
3.50%, 11/16/2026 9,000 9,249
3.63%, 01/22/2023 4,000 4,139
3.81%, 04/23/2029
(i)
10,000 10,465
3 Month USD LIBOR + 1.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
5.25%, 07/27/2021 $ 13,000 $ 13,686
5.38%, 03/15/2020 1,800 1,832
JPMorgan Chase & Co
3.25%, 09/23/2022 5,000 5,135
3.63%, 05/13/2024 15,900 16,715
3.90%, 07/15/2025 5,000 5,325
5.74%, 04/29/2049
(k)
5,738 5,767
3 Month USD LIBOR + 3.47%
Morgan Stanley
2.65%, 01/27/2020 5,000 5,004
2.72%, 07/22/2025
(i)
3,500 3,499
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04/23/2027 10,000 10,469
4.00%, 07/23/2025 5,000 5,329
4.88%, 11/01/2022 2,000 2,136
5.50%, 07/28/2021 5,900 6,239
6.25%, 08/09/2026 750 905
PNC Bank NA
2.95%, 02/23/2025 10,000 10,199
3.10%, 10/25/2027 4,750 4,892
PNC Financial Services Group Inc/The
6.75%, 07/29/2049
(i),(k)
19,800 21,143
3 Month USD LIBOR + 3.68%
SunTrust Bank/Atlanta GA
2.75%, 05/01/2023 16,000 16,114
3.30%, 05/15/2026 5,000 5,131
SunTrust Banks Inc
2.70%, 01/27/2022 9,500 9,542
US Bancorp
2.95%, 07/15/2022 5,000 5,084
3.00%, 03/15/2022 2,000 2,035
3.00%, 07/30/2029 6,000 6,040
3.15%, 04/27/2027 1,800 1,872
3.60%, 09/11/2024 9,750 10,233
3.90%, 04/26/2028 5,000 5,513
4.13%, 05/24/2021 3,000 3,093
US Bank NA/Cincinnati OH
2.80%, 01/27/2025 5,000 5,097
Wells Fargo & Co
3.07%, 01/24/2023 16,000 16,234
6.18%, 12/31/2049
(k)
16,800 16,905
3 Month USD LIBOR + 3.77%
$ 361,770
Beverages - 1.03%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 12,000 13,372
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 9,650 9,710
4.90%, 01/23/2031 10,000 11,634
$ 34,716
Biotechnology - 2.14%
Amgen Inc
3.63%, 05/15/2022
(j)
5,000 5,163
3.88%, 11/15/2021 13,900 14,302
Celgene Corp
3.45%, 11/15/2027 5,500 5,704
3.90%, 02/20/2028 10,500 11,276
Gilead Sciences Inc
3.50%, 02/01/2025 4,750 4,979
3.65%, 03/01/2026 18,900 19,943
4.40%, 12/01/2021 9,900 10,322
$ 71,689

Schedule of Investments
Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.82%
Airgas Inc
2.38%, 02/15/2020 $ 7,000 $ 6,997
3.65%, 07/15/2024 6,750 7,068
OCI NV
6.63%, 04/15/2023
(h)
1,600 1,664
Westlake Chemical Corp
3.60%, 08/15/2026 11,750 11,950
$ 27,679
Commercial Services - 0.57%
ERAC USA Finance LLC
3.30%, 10/15/2022
(h)
2,000 2,046
4.50%, 08/16/2021
(h)
6,000 6,236
7.00%, 10/15/2037
(h)
7,900 10,801
$ 19,083
Computers - 0.75%
Apple Inc
2.40%, 05/03/2023 14,650 14,772
3.25%, 02/23/2026 10,000 10,457
$ 25,229
Credit Card Asset Backed Securities - 0.25%
Cabela's Credit Card Master Note Trust
2.99%, 07/17/2023 8,500 8,535
1.00 x 1 Month USD LIBOR + 0.67%
Diversified Financial Services - 0.64%
Jefferies Group LLC
5.13%, 01/20/2023 1,500 1,608
6.25%, 01/15/2036 10,325 11,660
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 6,500 6,478
4.85%, 01/15/2027 1,750 1,857
$ 21,603
Electric - 7.72%
Black Hills Corp
3.15%, 01/15/2027 7,500 7,488
4.35%, 05/01/2033 8,000 8,849
Dayton Power & Light Co/The
3.95%, 06/15/2049
(h)
10,000 10,491
Entergy Louisiana LLC
3.25%, 04/01/2028 8,500 8,829
4.20%, 09/01/2048 6,000 6,714
Entergy Texas Inc
2.55%, 06/01/2021 15,000 14,925
GenOn Energy Inc - Escrow
0.00%, 10/15/2020
(d),(e),(f)
9,300 —
LG&E & KU Energy LLC
3.75%, 11/15/2020 5,000 5,064
4.38%, 10/01/2021 5,900 6,090
Louisville Gas & Electric Co
3.30%, 10/01/2025 3,000 3,117
Metropolitan Edison Co
3.50%, 03/15/2023
(h)
9,900 10,191
4.30%, 01/15/2029
(h)
7,000 7,715
Monongahela Power Co
3.55%, 05/15/2027
(h)
5,000 5,192
Oncor Electric Delivery Co LLC
2.95%, 04/01/2025 4,000 4,089
4.10%, 11/15/2048 5,000 5,663
5.75%, 03/15/2029 18,800 23,384
PacifiCorp
5.25%, 06/15/2035 5,750 6,936
6.25%, 10/15/2037 2,500 3,421
Solar Star Funding LLC
3.95%, 06/30/2035
(h)
6,293 5,950
5.38%, 06/30/2035
(h)
21,990 23,295
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Electric Power Co
2.75%, 10/01/2026 $ 10,000 $ 9,905
3.55%, 02/15/2022 12,900 13,167
3.85%, 02/01/2048 7,900 7,951
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 11,515
TransAlta Corp
4.50%, 11/15/2022 19,650 20,147
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,017
3.85%, 03/15/2023 14,900 15,332
4.85%, 12/01/2048 7,000 8,332
5.15%, 11/15/2021 3,000 3,138
$ 258,907
Environmental Control - 1.26%
Advanced Disposal Services Inc
5.63%, 11/15/2024
(h)
12,000 12,597
Republic Services Inc
3.20%, 03/15/2025 10,000 10,313
3.55%, 06/01/2022 6,900 7,087
5.00%, 03/01/2020 12,000 12,173
$ 42,170
Food - 0.62%
Kraft Heinz Foods Co
3.50%, 07/15/2022 5,000 5,110
3.95%, 07/15/2025 15,000 15,596
$ 20,706
Gas - 0.06%
NiSource Inc
3.85%, 02/15/2023 2,000 2,078
Healthcare - Services - 2.38%
Encompass Health Corp
5.75%, 11/01/2024 6,876 6,953
5.75%, 09/15/2025 1,000 1,040
HCA Inc
4.13%, 06/15/2029 10,000 10,244
5.63%, 09/01/2028 2,000 2,205
5.88%, 05/01/2023 4,500 4,927
7.50%, 02/15/2022 3,000 3,322
7.50%, 11/06/2033 1,950 2,262
Roche Holdings Inc
2.67%, 09/30/2019
(h)
26,500 26,515
3 Month USD LIBOR + 0.34%
Surgery Center Holdings Inc
6.75%, 07/01/2025
(h),(j)
3,000 2,663
UnitedHealth Group Inc
2.88%, 08/15/2029 9,000 9,026
3.50%, 08/15/2039 10,500 10,574
$ 79,731
Housewares - 0.33%
Newell Brands Inc
3.85%, 04/01/2023 6,000 6,077
4.20%, 04/01/2026 5,000 5,004
$ 11,081
Insurance - 2.12%
Berkshire Hathaway Inc
3.00%, 02/11/2023 5,000 5,140
3.75%, 08/15/2021 5,000 5,164
Fidelity National Financial Inc
4.50%, 08/15/2028 14,900 15,694
5.50%, 09/01/2022 5,000 5,400
First American Financial Corp
4.30%, 02/01/2023 21,800 22,486
4.60%, 11/15/2024 5,000 5,330

Schedule of Investments
Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
3.88%, 03/27/2028 $ 7,000 $ 7,640
4.50%, 11/16/2021 2,000 2,098
5.38%, 06/21/2020 2,000 2,053
$ 71,005
Internet - 0.50%
Amazon.com Inc
4.05%, 08/22/2047 14,650 16,652
Iron & Steel - 0.84%
Allegheny Technologies Inc
5.95%, 01/15/2021 11,900 12,183
7.88%, 08/15/2023 14,750 15,893
$ 28,076
Media - 2.74%
Comcast Corp
2.85%, 01/15/2023 10,000 10,185
3.13%, 07/15/2022 2,000 2,051
3.30%, 02/01/2027 10,000 10,383
4.25%, 10/15/2030 4,500 5,038
5.15%, 03/01/2020 2,000 2,031
6.45%, 03/15/2037 1,800 2,439
Discovery Communications LLC
4.13%, 05/15/2029 9,000 9,398
5.30%, 05/15/2049 7,000 7,560
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 8,665
6.75%, 06/15/2039 6,000 7,197
7.30%, 07/01/2038 7,750 9,607
Walt Disney Co/The
4.50%, 02/15/2021
(h)
5,000 5,167
6.40%, 12/15/2035
(h)
8,900 12,389
$ 92,110
Oil & Gas - 3.57%
BP Capital Markets America Inc
3.12%, 05/04/2026 7,000 7,198
3.94%, 09/21/2028 7,900 8,580
BP Capital Markets PLC
2.50%, 11/06/2022 3,000 3,016
Canadian Natural Resources Ltd
3.80%, 04/15/2024 7,000 7,308
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,539
Marathon Petroleum Corp
5.38%, 10/01/2022 8,750 8,874
Nabors Industries Inc
5.00%, 09/15/2020 3,453 3,479
5.10%, 09/15/2023 5,000 4,500
5.50%, 01/15/2023 9,250 8,649
Phillips 66
4.30%, 04/01/2022 9,900 10,409
Rowan Cos Inc
4.88%, 06/01/2022 8,650 7,915
Suncor Energy Inc
4.00%, 11/15/2047 4,500 4,685
9.25%, 10/15/2021 9,475 10,784
W&T Offshore Inc
9.75%, 11/01/2023
(h)
6,750 6,463
Whiting Petroleum Corp
5.75%, 03/15/2021 19,150 19,174
XTO Energy Inc
6.75%, 08/01/2037 900 1,287
$ 119,860
Oil & Gas Services - 0.58%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(h)
7,000 7,204
4.00%, 12/21/2025
(h)
10,000 10,618
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Weatherford International Ltd
0.00%, 04/15/2022
(d)
$ 3,350 $ 1,482
$ 19,304
Other Asset Backed Securities - 1.71%
Drug Royalty II LP 2
3.48%, 07/15/2023
(h)
1,310 1,309
Drug Royalty III LP 1
3.60%, 04/15/2027
(h)
2,132 2,130
3.90%, 10/15/2031
(h)
3,019 3,019
1.00 x 3 Month USD LIBOR + 1.60%
3.98%, 04/15/2027
(h)
1,293 1,297
4.27%, 10/15/2031
(h)
3,881 3,974
4.80%, 04/15/2027
(h)
2,250 2,269
1.00 x 3 Month USD LIBOR + 2.50%
PFS Financing Corp
2.87%, 04/15/2024
(h)
13,000 13,029
1.00 x 1 Month USD LIBOR + 0.55%
Trafigura Securitisation Finance PLC 2017-1
3.17%, 12/15/2020
(h)
17,000 17,003
1.00 x 1 Month USD LIBOR + 0.85%
Verizon Owner Trust 2017-3
2.54%, 04/20/2022
(h)
13,500 13,508
1.00 x 1 Month USD LIBOR + 0.27%
$ 57,538
Packaging & Containers - 0.29%
Sealed Air Corp
5.50%, 09/15/2025
(h)
2,000 2,165
6.88%, 07/15/2033
(h)
6,900 7,659
$ 9,824
Pharmaceuticals - 0.97%
AbbVie Inc
2.90%, 11/06/2022 14,650 14,780
Bristol-Myers Squibb Co
3.20%, 06/15/2026
(h)
9,000 9,313
3.40%, 07/26/2029
(h)
8,000 8,362
$ 32,455
Pipelines - 3.28%
ANR Pipeline Co
9.63%, 11/01/2021 900 1,031
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,358
4.15%, 07/01/2023 10,000 9,824
4.35%, 10/15/2024 8,000 7,720
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 12,775
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,263
NGPL PipeCo LLC
4.88%, 08/15/2027
(h)
500 536
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 14,415
Southeast Supply Header LLC
4.25%, 06/15/2024
(h)
14,650 14,798
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,738
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,703
TransCanada PipeLines Ltd
6.10%, 06/01/2040 5,000 6,252
7.25%, 08/15/2038 7,000 9,778
$ 110,191
REITs - 8.52%
Alexandria Real Estate Equities Inc
3.38%, 08/15/2031 27,000 27,492
4.30%, 01/15/2026 9,900 10,640
CBL & Associates LP
5.95%, 12/15/2026
(j)
13,750 9,725

Schedule of Investments
Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle International Corp
4.30%, 02/15/2029 $ 10,000 $ 10,846
CubeSmart LP
4.00%, 11/15/2025 5,000 5,237
4.38%, 12/15/2023 8,000 8,466
4.38%, 02/15/2029 2,000 2,142
4.80%, 07/15/2022 16,800 17,732
Duke Realty LP
3.25%, 06/30/2026 5,000 5,116
3.88%, 10/15/2022 3,000 3,113
4.38%, 06/15/2022 4,000 4,192
Healthcare Realty Trust Inc
3.63%, 01/15/2028 900 919
3.88%, 05/01/2025 5,000 5,159
Hospitality Properties Trust
4.50%, 06/15/2023 5,000 5,152
4.65%, 03/15/2024 5,650 5,816
4.95%, 02/15/2027 5,900 5,956
5.00%, 08/15/2022 14,650 15,269
Omega Healthcare Investors Inc
4.75%, 01/15/2028 7,000 7,429
5.25%, 01/15/2026 8,000 8,692
Physicians Realty LP
4.30%, 03/15/2027 17,900 18,594
Simon Property Group LP
2.75%, 02/01/2023 7,000 7,076
4.38%, 03/01/2021 3,000 3,084
STORE Capital Corp
4.63%, 03/15/2029 15,000 16,003
Ventas Realty LP
3.85%, 04/01/2027 21,000 21,963
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 9,841
Welltower Inc
3.75%, 03/15/2023 3,000 3,115
4.25%, 04/15/2028 4,000 4,319
4.50%, 01/15/2024 5,000 5,358
4.95%, 01/15/2021 3,000 3,089
Weyerhaeuser Co
3.25%, 03/15/2023 5,000 5,072
4.70%, 03/15/2021 13,800 14,181
WP Carey Inc
3.85%, 07/15/2029 15,000 15,261
$ 286,049
Savings & Loans - 0.21%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 7,178
Software - 0.98%
Oracle Corp
2.50%, 05/15/2022 12,500 12,575
2.95%, 05/15/2025 19,900 20,416
$ 32,991
Telecommunications - 3.09%
Corning Inc
2.90%, 05/15/2022 5,000 5,063
4.25%, 08/15/2020 10,000 10,178
4.75%, 03/15/2042 4,650 5,224
Crown Castle Towers LLC
4.24%, 07/15/2048
(h)
13,000 13,943
Qwest Corp
6.75%, 12/01/2021 20,800 22,332
Sprint Corp
7.88%, 09/15/2023 7,750 8,641
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(h)
6,188 6,206
5.15%, 03/20/2028
(h)
16,500 17,531
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
0.00%, 03/01/2025
(d),(e),(f)
$ 14,000 $ —
6.38%, 03/01/2025 14,000 14,508
$ 103,626
Transportation - 0.00%
Trailer Bridge Inc
0.00%, 11/15/2019
(d),(e),(f)
14,000 —
TOTAL BONDS $ 2,063,888
SENIOR FLOATING RATE INTERESTS
- 0.64%
Principal
Amount (000's) Value (000's)
Pipelines - 0.28%
BCP Renaissance Parent LLC
5.76%, 10/31/2024
(l)
$ 9,653 $ 9,638
US LIBOR + 3.50%
Software - 0.36%
Ivanti Software Inc
11.36%, 01/20/2025
(l)
12,250 12,085
US LIBOR + 9.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 21,723
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 33.88%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.71%
3.00%, 10/01/2042 $ 9,157 $ 9,337
3.00%, 10/01/2042 9,538 9,725
3.00%, 11/01/2042 9,533 9,720
3.00%, 06/01/2043 11,119 11,328
3.00%, 12/01/2046 18,017 18,295
3.50%, 10/01/2041 4,566 4,761
3.50%, 04/01/2042 5,379 5,635
3.50%, 04/01/2042 7,548 7,871
3.50%, 04/01/2045 9,784 10,204
3.50%, 03/01/2048 20,079 20,906
4.00%, 04/01/2039 3,730 3,981
4.00%, 02/01/2045 5,381 5,672
4.00%, 02/01/2046 10,989 11,584
4.00%, 06/01/2046 10,967 11,548
4.50%, 07/01/2039 5,293 5,713
4.50%, 12/01/2040 4,690 5,065
4.50%, 10/01/2041 6,170 6,663
5.00%, 08/01/2019 1 —
9.00%, 01/01/2025 2 2
$ 158,010
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.20%
3.00%, 03/01/2042 8,277 8,434
3.00%, 03/01/2042 7,429 7,570
3.00%, 05/01/2042 8,402 8,562
3.00%, 06/01/2042 8,141 8,296
3.00%, 06/01/2042 7,523 7,666
3.50%, 12/01/2040 5,509 5,741
3.50%, 01/01/2041 3,949 4,115
3.50%, 01/01/2041 3,677 3,832
3.50%, 12/01/2041 3,496 3,642
3.50%, 01/01/2042 5,303 5,526
3.50%, 03/01/2042 5,791 6,033
3.50%, 04/01/2042 8,278 8,624
3.50%, 02/01/2043 9,430 9,828
3.50%, 03/01/2045 10,217 10,648
3.50%, 06/01/2045 14,208 14,761
3.50%, 07/01/2045 11,300 11,735
3.50%, 11/01/2045 14,371 14,873
3.50%, 05/01/2046 12,437 12,898
3.50%, 06/01/2046 10,613 11,005
3.50%, 11/01/2047 24,576 25,352
3.50%, 09/01/2048 24,019 24,627
4.00%, 09/01/2040 5,658 5,997
4.00%, 10/01/2041 4,165 4,417
4.00%, 11/01/2041 7,503 7,955

Schedule of Investments
Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 04/01/2042 $ 5,251 $ 5,568
4.00%, 08/01/2043 7,301 7,738
4.00%, 08/01/2043 8,770 9,315
4.00%, 11/01/2043 10,237 10,905
4.00%, 11/01/2043 7,952 8,410
4.00%, 02/01/2044 10,120 10,749
4.00%, 07/01/2044 6,657 7,015
4.00%, 09/01/2044 6,917 7,288
4.00%, 11/01/2044 8,582 9,037
4.00%, 09/01/2045 17,900 18,723
4.00%, 08/01/2046 13,069 13,771
4.00%, 01/01/2047 12,997 13,670
4.00%, 08/01/2047 17,483 18,238
4.50%, 08/01/2040 7,272 7,846
4.50%, 10/01/2040 4,389 4,736
4.50%, 12/01/2040 5,749 6,201
4.50%, 08/01/2041 6,457 6,970
4.50%, 10/01/2043 3,841 4,126
4.50%, 05/01/2044 8,065 8,636
4.50%, 06/01/2046 8,584 9,106
4.50%, 05/01/2047 12,667 13,375
4.50%, 05/01/2047 15,319 16,201
4.50%, 02/01/2049 25,291 26,606
6.50%, 04/01/2032 15 16
$ 476,383
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 02/15/2025 2 2
U.S. Treasury - 14.97%
1.25%, 10/31/2019 15,000 14,961
1.50%, 08/15/2026 15,000 14,568
1.63%, 06/30/2020 15,000 14,937
1.63%, 11/15/2022 15,925 15,807
1.75%, 05/15/2022 16,850 16,799
1.75%, 05/15/2023 15,000 14,940
2.00%, 11/15/2021 15,925 15,967
2.00%, 11/15/2026 925 928
2.25%, 11/15/2024 5,000 5,095
2.25%, 08/15/2027 15,000 15,311
2.50%, 05/15/2024 15,925 16,393
2.63%, 11/15/2020 16,850 16,978
2.75%, 11/15/2023 15,000 15,548
2.75%, 02/15/2024 925 961
2.75%, 02/15/2028 15,000 15,898
2.75%, 11/15/2047 15,925 16,611
2.88%, 05/15/2043 15,925 17,027
2.88%, 08/15/2045 15,925 17,009
2.88%, 11/15/2046 15,925 17,030
3.00%, 11/15/2044 15,925 17,388
3.00%, 11/15/2045 15,000 16,403
3.00%, 02/15/2048 15,000 16,422
3.13%, 05/15/2021 15,925 16,250
3.13%, 08/15/2044 15,925 17,755
3.38%, 05/15/2044 15,925 18,495
3.38%, 11/15/2048 30,925 36,372
3.50%, 02/15/2039 15,925 18,889
3.63%, 02/15/2044 30,925 37,347
3.75%, 08/15/2041 5,000 6,134
3.75%, 11/15/2043 15,000 18,459
4.38%, 02/15/2038 15,000 19,802
$ 502,484
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,136,879
Total Investments $ 3,371,418
Other Assets and Liabilities -  (0.46)% (15,579)
TOTAL NET ASSETS - 100.00% $ 3,355,839
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $8,908 or
0.27% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $31,824 or
0.95% of net assets.
(g) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $336,362 or 10.02% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan at the end of the period.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22.27%
Mortgage Securities 18.91%
Government 14.97%
Utilities 7.78%
Energy 7.71%
Consumer, Non-cyclical 7.71%
Communications 6.33%
Asset Backed Securities 3.60%
Money Market Funds 3.49%
Industrial 2.50%
Technology 2.09%
Basic Materials 1.66%
Consumer, Cyclical 1.44%
Other Assets and Liabilities
(0.46)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 36,132 $ 626,440 $ 554,376 $ 108,196
$ 36,132 $ 626,440 $ 554,376 $ 108,196
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 908 $ — $ — $ —
$ 908 $ — $ — $ —
Amounts in thousands
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 31,823 0.95%
Total $ 31,823 0.95%
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.03% Shares Held Value (000's)
Money Market Funds - 3.03%
BlackRock Liquidity FedFund 2.21%
(a),(b)
11,207,232 $ 11,207
Principal Government Money Market Fund
2.18%
(a),(b),(c)
38,587,625 38,588
$ 49,795
TOTAL INVESTMENT COMPANIES $ 49,795
BONDS - 8.23%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
CD 2007-CD4 Commercial Mortgage Trust
0.56%, 12 /11/2049
(d),(e),(f)
$ 15 $ —
Commercial Mortgage Trust 2007-GG9
0.69%, 03 /10/2039
(d),(e),(f)
437 —
Ginnie Mae
1.38%, 03 /16/2047
(d),(e)
217 9
ML-CFC Commercial Mortgage Trust 2006-3
0.78%, 07 /12/2046
(d),(e),(f)
66 —
$ 9
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
3.77%, 02 /25/2035 23 9
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.08%
Chase Mortgage Finance Trust Series 2007-A2
4.79%, 07 /25/2037
(e)
43 44
Fannie Mae REMIC Trust 2004-W5
2.72%, 02 /25/2047 20 20
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
2.47%, 05 /25/2035 8 8
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
4.59%, 10 /25/2034 11 10
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
3.25%, 10 /25/2034 9 9
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
2.89%, 04 /25/2035 78 77
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
3.03%, 08 /25/2035 15 12
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
2.48%, 04 /25/2037 2,075 1,101
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
2.64%, 01 /25/2045 41 40
1.00 x 1 Month USD LIBOR + 0.37%
$ 1,321
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
2.39%, 04 /25/2036 27 11
1.00 x 1 Month USD LIBOR + 0.12%
Countrywide Asset-Backed Certificates
3.39%, 12 /25/2032 16 16
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
2.70%, 11 /25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
3.06%, 06 /25/2034 32 31
1.00 x 1 Month USD LIBOR + 0.80%
$ 59
Sovereign - 8.15%
French Republic Government Bond OAT
1.85%, 07 /25/2027 EUR 3,506 4,926
2.00%, 05 /25/2048
(f)
5,225 7,759
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Italy Buoni Poliennali Del Tesoro
1.30%, 05 /15/2028
(f)
EUR 37,222 $ 43,347
Japanese Government CPI Linked Bond
0.10%, 03 /10/2027 JPY 1,903,599 18,172
0.10%, 03 /10/2028 2,772,751 26,545
New Zealand Government Inflation Linked Bond
2.61%, 09 /20/2040 NZD 3,546 3,043
2.64%, 09 /20/2035 7,580 6,318
3.22%, 09 /20/2030 28,577 23,795
$ 133,905
TOTAL BONDS $ 135,303
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 91.17%
Principal
Amount (000's) Value (000's)
U.S. Treasury Inflation-Indexed Obligations - 91.17%
0.13%, 01 /15/2022 $ 80,807 $ 80,048
0.13%, 04 /15/2022 94,934 93,937
0.13%, 07 /15/2022 19,461 19,353
0.13%, 01 /15/2023 8,807 8,738
0.13%, 07 /15/2024 39,642 39,515
0.13%, 07 /15/2026 55,653 55,316
0.25%, 01 /15/2025 89,229 89,142
0.25%, 07 /15/2029 27,072 27,031
0.38%, 07 /15/2023 25,919 26,066
0.38%, 07 /15/2025 63,176 63,795
0.38%, 01 /15/2027 73,389 73,965
0.38%, 07 /15/2027 40,227 40,656
0.50%, 04 /15/2024 29,675 29,974
0.50%, 01 /15/2028 43,271 44,029
0.63%, 07 /15/2021 14,574 14,620
0.63%, 04 /15/2023 53,027 53,507
0.63%, 01 /15/2024 85,237 86,519
0.63%, 01 /15/2026
(g)
122,856 125,704
0.63%, 02 /15/2043 12,091 11,868
0.75%, 07 /15/2028 68,144 71,103
0.75%, 02 /15/2042
(h)
26,715 27,127
0.75%, 02 /15/2045 41,580 41,659
0.88%, 01 /15/2029 79,695 84,006
0.88%, 02 /15/2047 5,373 5,549
1.00%, 02 /15/2046 24,368 25,860
1.00%, 02 /15/2048 37,688 40,188
1.00%, 02 /15/2049
( i )
21,718 23,310
1.38%, 02 /15/2044 31,814 36,534
1.75%, 01 /15/2028 18,245 20,431
2.00%, 01 /15/2026 16,277 18,077
2.13%, 02 /15/2040 14,249 18,395
2.13%, 02 /15/2041 14,324 18,625
2.38%, 01 /15/2025 3,752 4,175
2.38%, 01 /15/2027 31,481 36,338
2.50%, 01 /15/2029 25,379 30,533
3.38%, 04 /15/2032 866 1,187
3.88%, 04 /15/2029 8,440 11,291
$ 1,498,171
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,498,171
TOTAL PURCHASED OPTIONS - 0.03% $ 432
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.49% $ 8,064
TOTAL PURCHASED CAPPED OPTIONS - 0.00% 34
Total Investments $ 1,691,799
Other Assets and Liabilities -  (2.95)% (48,525)
TOTAL NET ASSETS - 100.00% $ 1,643,274

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $19,717 or 1.20 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $51,106 or 3.11% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,955 or 0.24% of net assets.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,434 or 0.09% of net assets.
( i ) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Government 99.32%
Money Market Funds 3.03%
Purchased Interest Rate Swaptions 0.49%
Mortgage Securities 0.08%
Purchased Options 0.03%
Asset Backed Securities 0.00%
Purchased Capped Options 0.00%
Other Assets and Liabilities
(2.95)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 24,651 $ 288,658 $ 274,721 $ 38,588
$ 24,651 $ 288,658 $ 274,721 $ 38,588
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 211 $ — $ — $ —
$ 211 $ — $ — $ —
Amounts in thousands
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
March 2020
N/A 450 $ 1,125 $ 97.75 03/17/2020 $ 76 $ 416 $ 340
Call - US 10 Year Note Future;
September 2019
N/A 22 $ 22 $ 127.25 08/05/2019 8 8 —
Put - 90 Day Eurodollar Future;
September 2022
N/A 315 $ 788 $ 97.50 09/16/2019 24 2 (22)
Put - US 10 Year Note Future;
September 2019
N/A 22 $ 22 $ 127.25 08/05/2019 7 4 (3)
Put - US 10 Year Note Future;
September 2019
N/A 48 $ 48 $ 124.00 08/26/2019 31 2 (29)
Total $ 146 $ 432 $ 286
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
March 2020
N/A 450 $ 1,125 $ 97.88 03/17/2020 $ (61) $ (309) $ (248)
Put - 90 Day Eurodollar Future;
September 2020
N/A 210 $ 525 $ 97.63 09/16/2019 (25) (1) 24
Put - US 10 Year Note Future;
September 2019
N/A 95 $ 95 $ 122.00 08/26/2019 (16) (2) 14
Total $ (102) $ (312) $ (210)
Amounts in thousands except contracts/shares.

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 27,320 1.70% 11/04/2019 $ 22 $ 12 $ (10)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 57,582 2.10% 05/14/2020 140 235 95
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,420 2.00% 01/09/2020 84 84 —
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,400 2.01% 01/03/2020 99 84 (15)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 220 399 179
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 407 183
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 125 44
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 79 121 42
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 334 162
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,400 1.96% 12/30/2019 92 71 (21)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 105 41
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 113 51
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 80 120 40
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 54,180 1.50% 06/02/2020 163 150 (13)
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 130 83
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 4,500 1.85% 06/12/2020 65 86 21
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,690 2.00% 12/16/2019 42 39 (3)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,420 2.52% 02/27/2020 147 465 318
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 13,845 3.21% 10/28/2019 169 919 750
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 13,845 3.17% 10/30/2019 176 894 718
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 27,160 3.09% 11/29/2019 350 1,653 1,303
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 57,582 2.10% 05/14/2020 140 53 (87)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 27,320 2.10% 11/04/2019 12 20 8
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,400 2.01% 01/03/2020 85 68 (17)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,420 2.00% 01/09/2020 92 73 (19)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 219 101 (118)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 98 (126)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 80 48 (32)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 80 49 (31)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 173 148 (25)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 321 19 (302)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 5,400 1.96% 12/30/2019 91 79 (12)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 61 55 (6)

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 1,295 2.86% 02/23/2039 $ 64 $ 58 $ (6)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 243 189 (54)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 189 (29)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 81 50 (31)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 5 (42)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,130 3.80% 06/08/2021 200 12 (188)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 379 194 (185)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 13,420 2.52% 02/27/2020 148 10 (138)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 13,845 3.21% 10/28/2019 168 — (168)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 13,845 3.17% 10/30/2019 176 — (176)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 27,160 3.09% 11/29/2019 349 — (349)
Total $ 6,229 $ 8,064 $ 1,835
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 66,390 1.76% 06/11/2020 $ (190) $ (153) $ 37
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 63,980 1.50% 04/07/2020 (87) (66) 21
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 63,980 1.50% 04/07/2020 (96) (66) 30
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,420 1.99% 10/09/2019 (59) (55) 4
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,400 2.00% 10/02/2019 (74) (54) 20
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,170 2.20% 06/12/2020 (157) (225) (68)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,060 1.90% 12/11/2019 (30) (41) (11)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (209) (338) (129)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (218) (542) (324)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,400 1.95% 09/27/2019 (67) (41) 26
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,600 2.30% 11/04/2019 (21) (114) (93)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,578 2.01% 07/07/2020 (78) (78) —
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 108,360 1.00% 06/02/2020 (149) (99) 50
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,410 2.46% 02/27/2020 (144) (433) (289)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 189,800 2.40% 02/25/2020 (579) (2,349) (1,770)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,780 2.94% 04/20/2020 (165) (543) (378)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,070 2.89% 04/15/2020 (173) (528) (355)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 16,370 3.30% 11/08/2019 (80) (461) (381)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,760 2.88% 04/15/2020 (172) (517) (345)

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 12,720 2.15% 09/04/2019 $ (14) $ (65) $ (51)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 17,200 2.00% 09/24/2019 (19) (58) (39)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 66,390 1.76% 06/11/2020 (190) (155) 35
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 86,280 2.15% 05/28/2021 (242) (146) 96
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 63,350 2.35% 05/18/2021 (129) (72) 57
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 63,980 2.33% 04/07/2020 (139) (25) 114
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 63,980 2.31% 04/07/2020 (136) (26) 110
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (193) (114) 79
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,390 2.30% 06/16/2020 (77) (50) 27
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,550 2.65% 09/24/2019 (25) — 25
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,170 2.20% 06/12/2020 (156) (85) 71
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,420 1.99% 10/09/2019 (68) (48) 20
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,450 2.30% 07/27/2020 (70) (57) 13
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,400 2.00% 10/02/2019 (61) (43) 18
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,060 2.40% 12/11/2019 (29) (8) 21
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (41) (34) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (412) (208) 204
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (218) (46) 172
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) (10) 203
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 19,840 2.75% 11/14/2019 (69) (4) 65
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (208) (138) 70
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,870 2.35% 07/13/2020 (39) (34) 5
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,400 1.95% 09/27/2019 (67) (54) 13
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 6,170 2.55% 11/11/2019 (67) (3) 64
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (66) 13
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (131) (113) 18
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,600 2.80% 11/04/2019 (17) — 17
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (66) 24
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (113) 35
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,578 2.01% 07/07/2020 (78) (73) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 6,630 0.00% 06/28/2021 (15) (7) 8
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 25,030 0.10% 03/30/2021 (87) (13) 74
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 14,430 0.20% 01/24/2020 (17) — 17

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 12,430 2.80% 01/06/2020 $ (28) $ — $ 28
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 20,240 3.25% 12/30/2020 (75) (4) 71
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 11,560 0.55% 12/22/2020 (42) (1) 41
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 38,710 0.12% 04/09/2021 (147) (20) 127
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,390 0.05% 06/11/2021 (34) (12) 22
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (66) (11) 55
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 32,410 2.46% 02/27/2020 (143) (11) 132
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 22,110 3.50% 08/25/2020 (75) (1) 74
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,080 0.00% 06/22/2021 (18) (8) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) (7) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,011 0.11% 05/18/2021 (43) (8) 35
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,060 0.00% 07/02/2021 (15) (8) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (14) (9) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,030 0.00% 06/15/2021 (16) (6) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.00% 06/15/2021 (16) (6) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (13) (9) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.16% 04/13/2021 (67) (9) 58
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 17,710 3.35% 06/01/2020 (65) (1) 64
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 17,590 3.45% 06/09/2020 (73) — 73
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,780 2.94% 04/20/2020 (165) (2) 163
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 16,370 3.30% 11/08/2019 (81) — 81
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 16,300 3.30% 09/09/2019 (39) — 39
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 12,700 3.15% 05/06/2020 (70) (1) 69
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 12,600 2.90% 06/01/2020 (93) (2) 91
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 229,100 3.40% 02/25/2020 (870) (1) 869
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,070 2.89% 04/15/2020 (173) (2) 171
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 23,760 2.88% 04/15/2020 (172) (2) 170
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,130 3.50% 06/16/2020 (41) — 41
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 17,200 2.60% 09/24/2019 (12) — 12
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 6 Month Euro
Interbank Offered Rate
Receive EUR 24,510 0.60% 12/15/2020 (93) (1) 92
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 12,720 2.55% 09/04/2019 (11) — 11
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 16,380 2.70% 08/27/2019 (19) — 19
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 9,870 2.55% 10/11/2019 (11) — 11

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 9,870 2.55% 10/14/2019 $ (11) $ — $ 11
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 19,300 0.15% 04/20/2021 (69) (9) 60
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 8,670 0.08% 06/01/2021 (26) (7) 19
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,400 2.85% 06/12/2020 (72) (32) 40
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 10,120 0.00% 07/28/2020 (29) (27) 2
Total $ (9,313) $ (8,854) $ 459
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bund 10 Year Bund; September 2019 Short 27 $ 5,233 $ (92)
Euro Buxl 30 Year Bond; September 2019 Short 57 13,186 (783)
Euro-BTP; September 2019 Short 300 46,431 (3,326)
Euro-Oat; September 2019 Short 24 4,443 (14)
Japan 10 Year Bond TSE; September 2019 Short 37 52,308 (128)
Short Term Euro-BTP; September 2019 Long 287 35,711 379
US 10 Year Note; September 2019 Short 262 33,385 29
US 10 Year Ultra Note; September 2019 Short 573 78,984 (908)
US 2 Year Note; September 2019 Long 1,474 316,035 582
US 5 Year Note; September 2019 Long 87 10,227 (8)
US Ultra Bond; September 2019 Long 84 14,915 165
Total $ (4,104)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 09/18/2019 AUD 2,375 $ 1,670 $ — $ (44)
ANZ Stockbroking 09/18/2019 $ 1,671 EUR 1,460 49 —
Bank of America NA 08/06/2019 $ 3,228 GBP 2,541 137 —
Bank of America NA 09/18/2019 $ 1,661 AUD 2,390 24 —
Bank of America NA 09/18/2019 EUR 1,460 $ 1,660 — (38)
Bank of New York Mellon 08/06/2019 $ 257 NZD 383 5 —
Barclays Bank PLC 08/06/2019 $ 25,441 JPY 2,732,200 318 —
Barclays Bank PLC 08/21/2019 CAD 5,533 $ 4,125 69 —
BNP Paribas 08/06/2019 $ 19 CAD 25 — —
BNP Paribas 08/06/2019 EUR 49,352 $ 55,033 — (382)
BNP Paribas 09/05/2019 $ 55,163 EUR 49,352 380 —
Citigroup Inc 08/06/2019 GBP 6,646 $ 8,354 — (271)
Citigroup Inc 08/06/2019 GBP 1,872 $ 2,275 2 —
Citigroup Inc 08/06/2019 $ 494 JPY 53,342 4 —
Citigroup Inc 08/06/2019 JPY 5,461,473 $ 50,297 — (78)
Citigroup Inc 08/06/2019 $ 223 NZD 335 3 —
Citigroup Inc 08/21/2019 $ 4,120 CAD 5,509 — (56)
Citigroup Inc 09/05/2019 GBP 921 $ 1,130 — (8)
Citigroup Inc 09/05/2019 $ 50,406 JPY 5,461,473 59 —
Citigroup Inc 09/18/2019 GBP 1,290 $ 1,643 — (71)
Citigroup Inc 09/18/2019 $ 1,650 CAD 2,165 8 —
Citigroup Inc 09/18/2019 $ 1,643 JPY 177,069 9 —
Goldman Sachs & Co 08/06/2019 $ 495 CAD 648 4 —
Goldman Sachs & Co 08/06/2019 EUR 5,797 $ 6,560 — (140)
Goldman Sachs & Co 08/21/2019 $ 1,629 GBP 1,340 — (1)
Goldman Sachs & Co 08/21/2019 EUR 1,470 $ 1,630 — —
HSBC Securities Inc 08/06/2019 $ 34,856 NZD 51,989 719 —
HSBC Securities Inc 08/06/2019 NZD 50,212 $ 33,137 — (166)
HSBC Securities Inc 09/05/2019 $ 33,157 NZD 50,212 174 —
JPMorgan Chase 09/18/2019 JPY 532,067 $ 4,940 — (30)
Morgan Stanley & Co 08/06/2019 $ 533 GBP 423 18 —
Nomura Securities 08/06/2019 GBP 899 $ 1,095 — (2)

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Nomura Securities 09/05/2019 $ 1,097 GBP 899 $ 2 $ —
Northern Trust 08/06/2019 $ 8,291 GBP 6,572 297 —
Royal Bank of Scotland 08/06/2019 CAD 25 $ 19 — —
Royal Bank of Scotland 08/06/2019 $ 524 EUR 464 10 —
Royal Bank of Scotland 08/06/2019 $ 25,443 JPY 2,735,561 289 —
Royal Bank of Scotland 09/05/2019 $ 19 CAD 25 — —
Royal Bank of Scotland 09/18/2019 GBP 20 $ 25 — (1)
Royal Bank of Scotland 09/18/2019 CAD 2,157 $ 1,650 — (14)
Royal Bank of Scotland 09/18/2019 $ 25 JPY 2,732 — —
Standard Chartered Bank, Hong Kong 09/18/2019 $ 1,635 GBP 1,310 38 —
Standard Chartered Bank, Hong Kong 09/18/2019 JPY 176,207 $ 1,635 — (9)
UBS AG 08/06/2019 EUR 873 $ 988 — (22)
UBS AG 08/06/2019 $ 67,227 EUR 58,917 1,985 —
UBS AG 08/06/2019 NZD 2,496 $ 1,639 — —
Westpac Banking Corporation 08/06/2019 $ 492 AUD 701 13 —
Westpac Banking Corporation 08/06/2019 GBP 119 $ 150 — (5)
Westpac Banking Corporation 08/06/2019 $ 150 EUR 133 3 —
Westpac Banking Corporation 08/21/2019 AUD 2,390 $ 1,635 — —
Total $ 4,619 $ (1,338)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/28/2022 $ 5,820 $ 56 $ 1 $ 57
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/12/2021 2,600 22 — 22
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/12/2021 2,635 22 — 22
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/10/2029 1,170 52 — 52
3 Month USD LIBOR Receive 2.48% Semiannual Quarterly N/A 05/10/2029 1,045 (50) — (50)
3 Month USD LIBOR Receive 2.47% Semiannual Quarterly N/A 05/13/2029 2,300 (106) — (106)
3 Month USD LIBOR Pay 2.26% Quarterly Semiannual N/A 11/12/2021 3,700 29 — 29
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 08/15/2021 6,540 37 — 37
3 Month USD LIBOR Pay 2.30% Quarterly Semiannual N/A 11/12/2021 2,600 23 — 23
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 08/15/2021 6,540 36 — 36
3 Month USD LIBOR Pay 2.17% Quarterly Semiannual N/A 08/19/2021 6,555 32 — 32
3 Month USD LIBOR Pay 2.16% Quarterly Semiannual N/A 08/19/2021 6,555 31 — 31
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 1,190 45 — 45
3 Month USD LIBOR Pay 2.24% Quarterly Semiannual N/A 08/22/2021 8,570 54 — 54
3 Month USD LIBOR Pay 2.12% Quarterly Semiannual N/A 11/26/2021 5,260 29 — 29
3 Month USD LIBOR Pay 2.09% Quarterly Semiannual N/A 11/26/2021 2,630 13 — 13
3 Month USD LIBOR Pay 2.09% Quarterly Semiannual N/A 11/26/2021 2,630 13 — 13
3 Month USD LIBOR Pay 2.17% Quarterly Semiannual N/A 11/18/2021 4,720 30 — 30
3 Month USD LIBOR Pay 1.96% Quarterly Semiannual N/A 12/03/2021 9,370 23 — 23
3 Month USD LIBOR Pay 2.50% Quarterly Semiannual N/A 05/08/2029 620 31 — 31
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 11/05/2021 7,720 (79) 1 (78)
3 Month USD LIBOR Pay 2.26% Quarterly Semiannual N/A 04/28/2022 2,085 21 — 21
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 04/26/2029 780 40 — 40
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/28/2022 2,085 21 — 21
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 283 1 284
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (212) — (212)
3 Month USD LIBOR Receive 2.28% Semiannual Quarterly N/A 04/27/2021 28,140 (132) (1) (133)
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 34,020 302 (1) 301
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 11/05/2021 5,110 (51) — (51)
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 04/28/2022 4,170 38 — 38
3 Month USD LIBOR Pay 2.31% Quarterly Semiannual N/A 11/04/2021 5,150 46 — 46
3 Month USD LIBOR Pay 2.29% Quarterly Semiannual N/A 11/05/2021 5,157 43 1 44
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 5,157 41 — 41
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 11/05/2021 5,157 42 — 42
3 Month USD LIBOR Receive 2.55% Semiannual Quarterly N/A 05/06/2030 1,140 (61) — (61)
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 11/05/2021 4,860 (47) — (47)
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 05/07/2022 34,200 (375) — (375)
3 Month USD LIBOR Pay 2.23% Quarterly Semiannual N/A 05/01/2022 2,910 27 — 27
3 Month USD LIBOR Pay 2.24% Quarterly Semiannual N/A 04/28/2022 4,170 40 — 40
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (55) — (55)
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 16,790 41 — 41

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 $ 840 $ (5) $ — $ (5)
3 Month USD LIBOR Pay 1.63% Quarterly Semiannual N/A 01/07/2022 4,230 (15) — (15)
3 Month USD LIBOR Pay 1.92% Quarterly Semiannual N/A 07/05/2029 1,850 (7) — (7)
3 Month USD LIBOR Receive 1.72% Semiannual Quarterly N/A 07/07/2021 8,490 3 — 3
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 07/07/2021 8,490 4 — 4
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 07/10/2029 1,850 (7) — (7)
3 Month USD LIBOR Receive 1.94% Semiannual Quarterly N/A 07/11/2021 2,110 — 1 1
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 09/30/2021 8,110 34 — 34
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 07/11/2021 2,110 1 — 1
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 53,710 6 1 7
3 Month USD LIBOR Receive 1.99% Semiannual Quarterly N/A 07/12/2029 1,810 (5) — (5)
3 Month USD LIBOR Pay 1.79% Quarterly Semiannual N/A 07/12/2024 3,440 (6) — (6)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 07/16/2029 930 (12) — (12)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 07/16/2029 930 (12) — (12)
3 Month USD LIBOR Pay 1.72% Quarterly Semiannual N/A 07/14/2021 50,930 (18) 1 (17)
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 07/14/2022 25,650 (8) 1 (7)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (21) 1 (20)
3 Month USD LIBOR Pay 2.00% Quarterly Semiannual N/A 12/03/2021 4,820 15 1 16
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 07/30/2029 3,620 3 — 3
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 09/24/2021 7,290 39 — 39
3 Month USD LIBOR Pay 2.01% Quarterly Semiannual N/A 07/02/2021 16,775 19 1 20
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 06/07/2021 12,301 (31) — (31)
3 Month USD LIBOR Receive 1.75% Semiannual Quarterly N/A 06/09/2021 820 — — —
3 Month USD LIBOR Receive 1.88% Semiannual Quarterly N/A 09/12/2021 7,910 4 — 4
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 61,020 (3) 1 (2)
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 2,160 (89) — (89)
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 10,650 2 — 2
3 Month USD LIBOR Receive 2.01% Semiannual Quarterly N/A 06/25/2029 580 (3) — (3)
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 12/16/2024 4,330 (17) — (17)
3 Month USD LIBOR Pay 2.06% Quarterly Semiannual N/A 06/18/2029 920 9 — 9
3 Month USD LIBOR Receive 1.79% Semiannual Quarterly N/A 06/20/2024 3,400 6 — 6
3 Month USD LIBOR Pay 1.62% Quarterly Semiannual N/A 06/16/2021 3,063 (4) — (4)
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 06/23/2021 16,990 (42) — (42)
3 Month USD LIBOR Pay 1.59% Quarterly Semiannual N/A 12/24/2021 2,650 (12) — (12)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 590 4 — 4
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (3) — (3)
3 Month USD LIBOR Receive 2.07% Semiannual Quarterly N/A 06/16/2030 1,920 (18) — (18)
3 Month USD LIBOR Pay 2.27% Quarterly Semiannual N/A 04/28/2022 4,170 42 — 42
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 08/04/2021 8,970 (6) — (6)
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 2,410 (387) — (387)
3 Month USD LIBOR Pay 2.66% Quarterly Semiannual N/A 03/18/2029 365 23 — 23
3 Month USD LIBOR Pay 2.67% Quarterly Semiannual N/A 03/18/2029 365 23 — 23
3 Month USD LIBOR Receive 2.53% Semiannual Quarterly N/A 02/07/2023 12,400 (195) — (195)
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 17,100 (235) — (235)
3 Month USD LIBOR Pay 2.46% Quarterly Semiannual N/A 03/10/2022 3,865 52 — 52
3 Month USD LIBOR Receive 2.62% Semiannual Quarterly N/A 03/06/2025 1,710 (68) — (68)
3 Month USD LIBOR Receive 2.54% Semiannual Quarterly N/A 03/05/2023 9,460 (150) — (150)
3 Month USD LIBOR Receive 2.58% Semiannual Quarterly N/A 02/07/2022 4,280 (65) — (65)
3 Month USD LIBOR Receive 2.48% Semiannual Quarterly N/A 03/02/2022 9,460 (130) — (130)
3 Month USD LIBOR Pay 2.46% Quarterly Semiannual N/A 02/28/2022 5,160 69 — 69
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 29,980 (1,152) 32 (1,120)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 2,358 (102) 2,256
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/09/2023 9,940 154 — 154
3 Month USD LIBOR Pay 2.51% Quarterly Semiannual N/A 02/27/2022 1,805 26 — 26
3 Month USD LIBOR Pay 2.50% Quarterly Semiannual N/A 02/24/2022 2,580 36 — 36
3 Month USD LIBOR Pay 2.62% Quarterly Semiannual N/A 02/14/2025 8,740 347 — 347
3 Month USD LIBOR Receive 2.58% Semiannual Quarterly N/A 02/14/2022 16,840 (259) — (259)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 04/21/2022 4,480 (55) — (55)
3 Month USD LIBOR Receive 2.55% Semiannual Quarterly N/A 02/16/2023 5,570 (90) — (90)
3 Month USD LIBOR Pay 2.57% Quarterly Semiannual N/A 02/13/2025 9,230 344 — 344
3 Month USD LIBOR Receive 2.52% Semiannual Quarterly N/A 02/13/2022 16,940 (241) — (241)
3 Month USD LIBOR Pay 2.48% Quarterly Semiannual N/A 02/11/2022 2,570 35 — 35
3 Month USD LIBOR Pay 2.51% Quarterly Semiannual N/A 02/11/2022 2,570 36 — 36
3 Month USD LIBOR Receive 3.05% Semiannual Quarterly N/A 11/29/2023 14,155 (717) 1 (716)
3 Month USD LIBOR Pay 2.43% Quarterly Semiannual N/A 03/23/2022 5,185 67 — 67
3 Month USD LIBOR Pay 2.83% Quarterly Semiannual N/A 12/17/2022 3,297 71 — 71
3 Month USD LIBOR Receive 2.34% Semiannual Quarterly N/A 03/29/2029 5,710 (198) — (198)

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 04/20/2022 $ 7,790 $ (92) $ — $ (92)
3 Month USD LIBOR Receive 2.34% Semiannual Quarterly N/A 04/17/2022 9,120 (105) — (105)
3 Month USD LIBOR Pay 2.21% Quarterly Semiannual N/A 04/15/2022 5,180 46 — 46
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 04/08/2029 410 21 — 21
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 04/05/2029 420 21 — 21
3 Month USD LIBOR Pay 2.24% Quarterly Semiannual N/A 04/06/2022 5,560 53 — 53
3 Month USD LIBOR Receive 2.25% Semiannual Quarterly N/A 04/06/2022 7,890 (76) — (76)
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 04/03/2025 6,440 (163) — (163)
3 Month USD LIBOR Receive 2.16% Semiannual Quarterly N/A 03/31/2025 1,070 (19) — (19)
3 Month USD LIBOR Pay 2.18% Quarterly Semiannual N/A 03/29/2024 11,060 174 — 174
3 Month USD LIBOR Pay 2.43% Quarterly Semiannual N/A 03/23/2022 5,185 68 — 68
3 Month USD LIBOR Pay 2.03% Quarterly Semiannual N/A 03/30/2022 26,030 139 1 140
3 Month USD LIBOR Receive 2.50% Semiannual Quarterly N/A 02/08/2023 7,690 (116) — (116)
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 4,070 236 — 236
3 Month USD LIBOR Pay 2.06% Quarterly Semiannual N/A 03/31/2022 2,750 16 — 16
3 Month USD LIBOR Pay 2.15% Quarterly Semiannual N/A 03/30/2022 9,150 70 1 71
3 Month USD LIBOR Pay 2.06% Quarterly Semiannual N/A 03/27/2022 3,010 18 — 18
3 Month USD LIBOR Pay 2.23% Quarterly Semiannual N/A 03/24/2022 7,830 71 — 71
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 03/24/2022 4,920 46 1 47
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 03/29/2030 5,690 (205) — (205)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 EUR 18,090 (18) — (18)
6 Month Euro Interbank Offered Rate Receive 0.17% Annual Semiannual N/A 08/15/2028 2,630 (61) 1 (60)
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 19,820 (24) — (24)
6 Month Euro Interbank Offered Rate Receive 0.13% Annual Semiannual N/A 08/15/2028 2,540 (47) — (47)
6 Month Euro Interbank Offered Rate Receive 0.13% Annual Semiannual N/A 08/15/2028 2,540 (47) 1 (46)
6 Month GBP LIBOR Pay 0.84% Semiannual Semiannual N/A 06/25/2021 GBP 12,775 46 (1) 45
6 Month GBP LIBOR Pay 0.82% Semiannual Semiannual N/A 06/07/2021 34,195 100 (1) 99
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 JPY 24,090 (13) — (13)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 38,580 (10) — (10)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 $ 17,395 (536) 1 (535)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.16% Annual Annual N/A 10/30/2023 17,395 298 1 299
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.86% Annual Annual N/A 06/21/2029 8,190 94 — 94
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.01% Annual Annual N/A 04/23/2024 7,885 (43) 1 (42)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/08/2022 35,000 (78) 1 (77)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.01% Annual Annual N/A 04/24/2024 7,885 (43) — (43)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 05/30/2029 8,280 24 — 24
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.04% Annual Annual N/A 04/01/2029 8,140 27 — 27
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 24,120 (12) 1 (11)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.98% Annual Annual N/A 05/02/2022 11,000 (44) — (44)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 35,952 (81) 1 (80)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.15% Annual Annual N/A 03/05/2029 16,340 268 — 268
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 05/10/2021 45,843 (7) (39) (46)
Eurozone Harmonised Index of Consumer
Prices ex-Tobacco
Pay 1.39% Annual Annual N/A 06/15/2049 EUR 2,255 (82) (9) (91)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 03/15/2024 12,460 84 (1) 83
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 12,460 (228) 5 (223)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.30% Annual Annual N/A 01/15/2029 6,375 (143) 3 (140)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.33% Annual Annual N/A 03/15/2029 12,990 (303) 6 (297)

Schedule of Investments
Inflation Protection Fund
July 31, 2019 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.16% Annual Annual N/A 05/15/2029 EUR 6,760 $ (23) $ (1) $ (24)
New Zealand Bank Bill 3 Month FRA Receive 2.59% Semiannual Quarterly N/A 03/20/2029 NZD 1,646 (95) 1 (94)
New Zealand Bank Bill 3 Month FRA Receive 2.58% Semiannual Quarterly N/A 03/20/2029 3,084 (176) 3 (173)
New Zealand Bank Bill 3 Month FRA Receive 2.55% Semiannual Quarterly N/A 03/20/2029 8,395 (463) 6 (457)
New Zealand Bank Bill 3 Month FRA Receive 2.80% Semiannual Quarterly N/A 03/20/2029 47,180 (3,334) 58 (3,276)
United Kingdom Retail Prices Index Receive 3.41% Annual Annual N/A 03/15/2024 GBP 8,890 231 (7) 224
United Kingdom Retail Prices Index Pay 3.41% Annual Annual N/A 01/15/2028 7,010 (237) (4) (241)
United Kingdom Retail Prices Index Receive 3.55% Annual Annual N/A 11/15/2047 9,045 (839) 88 (751)
United Kingdom Retail Prices Index Pay 3.64% Annual Annual N/A 06/15/2024 22,695 (264) 78 (186)
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 11/15/2027 15,015 352 24 376
United Kingdom Retail Prices Index Receive 3.41% Annual Annual N/A 03/15/2048 1,915 47 (4) 43
United Kingdom Retail Prices Index Pay 3.65% Annual Annual N/A 06/15/2029 4,990 (53) (1) (54)
United Kingdom Retail Prices Index Pay 3.70% Annual Annual N/A 07/15/2029 5,170 (17) — (17)
United Kingdom Retail Prices Index Pay 3.60% Annual Annual N/A 11/15/2042 9,045 464 (73) 391
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 19,680 (815) 8 (807)
United Kingdom Retail Prices Index Receive 3.43% Annual Annual N/A 08/15/2048 300 2 — 2
United Kingdom Retail Prices Index Pay 3.39% Annual Annual N/A 08/15/2028 9,910 (437) 7 (430)
United Kingdom Retail Prices Index Receive 3.48% Annual Annual N/A 01/15/2029 7,665 225 (1) 224
United Kingdom Retail Prices Index Receive 3.47% Annual Annual N/A 09/15/2048 4,000 (118) 29 (89)
United Kingdom Retail Prices Index Receive 3.45% Annual Annual N/A 10/15/2023 9,490 47 10 57
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 9,490 (161) (9) (170)
United Kingdom Retail Prices Index Pay 3.53% Annual Annual N/A 03/15/2029 1,055 (35) 1 (34)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 06/15/2049 1,070 17 1 18
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 8,890 (350) 10 (340)
United Kingdom Retail Prices Index Pay 3.44% Annual Annual N/A 08/15/2048 2,185 (2) (1) (3)
United Kingdom Retail Prices Index Pay 3.55% Annual Annual N/A 11/15/2032 15,015 (202) (52) (254)
US Federal Funds Effective Rate
(continuous series)
Receive 1.51% Annual Annual N/A 06/15/2021 $ 29,880 61 1 62
US Federal Funds Effective Rate
(continuous series)
Receive 1.84% Annual Annual N/A 07/15/2021 27,670 (97) 4 (93)
Total $ (7,009) $ 91 $ (6,918)
Amounts in thousands.
(a)     Forward swap.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.45%) Receive $ 19,850 0.45% 10/04/2019 $ 19 $ 5 $ (14)
Call - 5Y-30Y CMS Index Cap JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 26,890 0.40% 06/30/2020 21 17 (4)
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 27,080 0.35% 07/09/2020 22 12 (10)
Total $ 62 $ 34 $ (28)
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Pay $ 19,850 0.55% 10/04/2019 $ (11) $ (2) $ 9
Put - 5Y-30Y CMS Index Cap JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 53,790 0.30% 06/30/2020 (26) (16) 10
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay 54,160 0.25% 07/09/2020 (27) (12) 15
Total $ (64) $ (30) $ 34
Amounts in thousands.

Schedule of Investments
International Emerging Markets Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.18% Shares Held Value (000's)
Money Market Funds - 1.18%
Principal Government Money Market Fund
2.18%
(a),(b)
4,060,690 $ 4,061
TOTAL INVESTMENT COMPANIES $ 4,061
COMMON STOCKS - 96.82% Shares Held Value (000's)
Agriculture - 0.85%
KT&G Corp 35,986 2,922
Apparel - 1.10%
Fila Korea Ltd 37,800 2,139
Makalot Industrial Co Ltd 281,400 1,643
$ 3,782
Automobile Manufacturers - 2.02%
Hyundai Motor Co 31,882 3,392
Kia Motors Corp 96,542 3,556
$ 6,948
Banks - 13.46%
Absa Group Ltd 167,331 1,854
Axis Bank Ltd 364,704 3,559
Banco do Brasil SA 165,000 2,135
Banco Santander Brasil SA 129,900 1,473
Bangkok Bank PCL 393,700 2,304
Bank Rakyat Indonesia Persero Tbk PT 8,511,300 2,697
China Construction Bank Corp 3,443,722 2,644
Credicorp Ltd 12,971 2,827
First Abu Dhabi Bank PJSC 515,983 2,232
Grupo Financiero Banorte SAB de CV 312,400 1,563
HDFC Bank Ltd 87,116 2,842
Industrial Bank Co Ltd 730,156 2,017
Krung Thai Bank PCL 2,777,600 1,766
OTP Bank Nyrt 94,365 3,930
PT Bank Central Asia Tbk 1,271,200 2,791
Sberbank of Russia PJSC ADR 288,244 4,279
Shinhan Financial Group Co Ltd 100,044 3,664
State Bank of India
( c)
377,197 1,813
$ 46,390
Beverages - 1.07%
Kweichow Moutai Co Ltd 7,493 1,051
Thai Beverage PCL 4,336,100 2,626
$ 3,677
Building Materials - 1.32%
Anhui Conch Cement Co Ltd 310,065 1,766
China Lesso Group Holdings Ltd 521,000 481
Huaxin Cement Co Ltd 839,605 2,302
$ 4,549
Chemicals - 0.50%
UPL Ltd 198,390 1,711
Coal - 0.49%
Exxaro Resources Ltd 146,751 1,702
Commercial Services - 1.94%
CCR SA 338,700 1,331
New Oriental Education & Technology Group Inc
ADR
(c)
34,590 3,608
Qualicorp Consultoria e Corretora de Seguros SA 297,800 1,733
$ 6,672
Computers - 2.26%
Globant SA
( c)
6,882 730
Lenovo Group Ltd 2,928,000 2,356
Tata Consultancy Services Ltd 79,726 2,552
Wipro Ltd 561,149 2,156
$ 7,794
Diversified Financial Services - 5.70%
Bajaj Finance Ltd 62,976 2,962
Capitec Bank Holdings Ltd 28,032 2,303
CTBC Financial Holding Co Ltd 3,170,000 2,060
Housing Development Finance Corp Ltd 143,740 4,419
Muthoot Finance Ltd 245,325 2,159
Old Mutual Ltd 1,426,343 1,909
Qudian Inc ADR
(c)
166,590 1,523
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Tisco Financial Group PCL 708,400 $ 2,318
$ 19,653
Electrical Components & Equipment - 1.00%
Delta Electronics Inc 712,000 3,437
Electronics - 0.70%
Taiwan Union Technology Corp 586,000 2,396
Engineering & Construction - 0.66%
Larsen & Toubro Ltd 113,130 2,272
Food - 3.10%
Charoen Pokphand Foods PCL 2,651,500 2,383
Indofood Sukses Makmur Tbk PT 1,951,500 980
Nestle India Ltd 6,583 1,114
Uni-President Enterprises Corp 1,347,000 3,487
X5 Retail Group NV 80,960 2,710
$ 10,674
Forest Products & Paper - 0.41%
Mondi PLC 65,222 1,421
Gas - 0.76%
GAIL India Ltd 898,506 1,678
Perusahaan Gas Negara Tbk PT 6,387,900 928
$ 2,606
Insurance - 6.08%
AIA Group Ltd 484,200 4,956
BB Seguridade Participacoes SA 246,200 2,097
IRB Brasil Resseguros S/A 109,900 2,700
Ping An Insurance Group Co of China Ltd 757,000 8,922
Powszechny Zaklad Ubezpieczen SA 210,371 2,262
$ 20,937
Internet - 16.33%
AfreecaTV Co Ltd 27,370 1,334
Alibaba Group Holding Ltd ADR
(c)
103,993 18,002
JD.com Inc ADR
(c)
143,037 4,278
Just Dial Ltd
( c)
177,524 1,791
MercadoLibre Inc
( c)
2,228 1,385
Naspers Ltd 32,975 8,038
Tencent Holdings Ltd 426,500 19,872
Tongcheng-Elong Holdings Ltd
( c)
860,800 1,573
$ 56,273
Iron & Steel - 1.15%
Kumba Iron Ore Ltd 38,003 1,251
Vale SA 208,289 2,710
$ 3,961
Leisure Products & Services - 0.88%
China International Travel Service Corp Ltd 136,993 1,788
Giant Manufacturing Co Ltd 162,000 1,236
$ 3,024
Mining - 1.97%
AngloGold Ashanti Ltd 88,184 1,515
BHP Group PLC 56,969 1,361
Grupo Mexico SAB de CV 660,100 1,619
MMC Norilsk Nickel PJSC ADR 101,318 2,311
$ 6,806
Miscellaneous Manufacturers - 0.59%
Largan Precision Co Ltd 15,000 2,028
Oil & Gas - 7.98%
China Petroleum & Chemical Corp 2,916,000 1,872
CNOOC Ltd 1,933,000 3,187
Gazprom PJSC ADR 405,917 2,967
LUKOIL PJSC ADR 94,279 7,737
MOL Hungarian Oil & Gas PLC 65,345 663
Petrobras Distribuidora SA 277,200 1,912
Petroleo Brasileiro SA 177,700 1,341
PTT Exploration & Production PCL 448,700 1,962
PTT PCL 1,138,500 1,740
Reliance Industries Ltd 244,301 4,118
$ 27,499

Schedule of Investments
International Emerging Markets Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 0.35%
China National Accord Medicines Corp Ltd 203,479 $ 1,222
Pipelines - 0.57%
Petronet LNG Ltd 574,871 1,970
Real Estate - 0.75%
Sunac China Holdings Ltd 574,000 2,589
Retail - 6.85%
ANTA Sports Products Ltd 539,000 4,024
Atacadao SA 396,700 2,391
Home Product Center PCL 4,062,200 2,251
Li Ning Co Ltd 906,500 2,235
Lojas Renner SA 255,640 3,165
Suning.com Co Ltd 757,773 1,172
Wal-Mart de Mexico SAB de CV 1,728,200 5,100
Yum China Holdings Inc 71,484 3,252
$ 23,590
Semiconductors - 10.21%
Chipbond Technology Corp 452,000 906
Realtek Semiconductor Corp 272,000 1,807
Samsung Electronics Co Ltd 384,180 14,551
SK Hynix Inc 41,216 2,638
Taiwan Semiconductor Manufacturing Co Ltd 1,858,685 15,284
$ 35,186
Software - 1.50%
NetEase Inc ADR 13,423 3,099
Tech Mahindra Ltd 226,650 2,088
$ 5,187
Telecommunications - 2.58%
Accton Technology Corp 637,000 2,712
China Mobile Ltd 409,000 3,478
China Telecom Corp Ltd 4,184,000 1,866
KT Corp 36,360 850
$ 8,906
Textiles - 0.30%
Cia Hering 124,900 1,052
Transportation - 0.83%
Hyundai Glovis Co Ltd 22,004 2,851
Water - 0.56%
Guangdong Investment Ltd 924,000 1,942
TOTAL COMMON STOCKS $ 333,629
PREFERRED STOCKS - 1.73% Shares Held Value (000's)
Banks - 0.86%
Banco Bradesco SA 0.19% 328,400 $ 2,980
Oil & Gas - 0.87%
Petroleo Brasileiro SA 0.02% 434,800 2,992
TOTAL PREFERRED STOCKS $ 5,972
Total Investments $ 343,662
Other Assets and Liabilities -  0.27% 943
TOTAL NET ASSETS - 100.00% $ 344,605
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Country Percent
China 28.06%
India 11.38%
Korea, Republic Of 11.00%
Taiwan, Province Of China 10.75%
Brazil 8.71%
Russian Federation 5.81%
South Africa 5.38%
Thailand 5.03%
Hong Kong 3.01%
Mexico 2.40%
Indonesia 2.15%
Hungary 1.33%
United States 1.18%
Peru 0.82%
Poland 0.66%
United Arab Emirates 0.65%
Argentina 0.61%
United Kingdom 0.41%
Australia 0.39%
Other Assets and Liabilities
0.27%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 36,392 $ 340,777 $ 373,108 $ 4,061
$ 36,392 $ 340,777 $ 373,108 $ 4,061
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 189 $ — $ — $ —
$ 189 $ — $ — $ —
Amounts in thousands

Schedule of Investments
International Fund I
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.11% Shares Held Value (000's)
Money Market Funds - 2.11%
BlackRock Liquidity FedFund 2.21%
(a),(b)
8,688 $ 9
Principal Government Money Market Fund
2.18%
(a),(c)
7,289,208 7,289
$ 7,298
TOTAL INVESTMENT COMPANIES $ 7,298
COMMON STOCKS - 97.63% Shares Held Value (000's)
Advertising - 0.81%
Hakuhodo DY Holdings Inc 179,000 2,807
Aerospace & Defense - 1.02%
MTU Aero Engines AG 14,157 3,528
Apparel - 3.53%
Kering SA 9,611 4,964
LVMH Moet Hennessy Louis Vuitton SE 11,378 4,700
Moncler SpA 60,900 2,501
$ 12,165
Automobile Manufacturers - 0.61%
Sinotruk Hong Kong Ltd 195,691 287
Volvo AB - B Shares 122,500 1,820
$ 2,107
Automobile Parts & Equipment - 0.64%
Weichai Power Co Ltd 1,422,000 2,191
Banks - 6.06%
Banca Generali SpA 59,000 1,718
Banco do Brasil SA 261,000 3,377
China Merchants Bank Co Ltd 942,500 4,669
DBS Group Holdings Ltd 183,900 3,507
Macquarie Group Ltd 27,346 2,393
Royal Bank of Canada 29,800 2,353
Sberbank of Russia PJSC ADR 194,243 2,883
$ 20,900
Building Materials - 2.49%
Anhui Conch Cement Co Ltd 875,400 5,055
Sika AG 24,460 3,531
$ 8,586
Coal - 0.63%
Exxaro Resources Ltd 186,000 2,157
Commercial Services - 3.71%
Ashtead Group PLC 199,137 5,476
Localiza Rent a Car SA 303,000 3,477
QinetiQ Group PLC 439,000 1,542
YDUQS Part 255,000 2,308
$ 12,803
Computers - 7.22%
Bechtle AG 21,500 2,382
CGI Inc
( d)
26,500 2,040
Infosys Ltd ADR 483,000 5,467
Itochu Techno-Solutions Corp 67,500 1,730
Lenovo Group Ltd 3,801,000 3,058
Nomura Research Institute Ltd 147,900 2,619
Otsuka Corp 74,500 2,938
Teleperformance 22,322 4,676
$ 24,910
Cosmetics & Personal Care - 1.01%
L'Oreal SA 13,000 3,478
Diversified Financial Services - 3.30%
Azimut Holding SpA 107,892 2,022
B3 SA - Brasil Bolsa Balcao 215,000 2,383
Chailease Holding Co Ltd 571,506 2,397
E.Sun Financial Holding Co Ltd 3,229,370 2,690
Qudian Inc ADR
(d)
206,000 1,883
$ 11,375
Electrical Components & Equipment - 0.78%
Schneider Electric SE 31,000 2,675
Electronics - 3.42%
Halma PLC 122,800 2,965
Merry Electronics Co Ltd 316,000 1,520
Radiant Opto-Electronics Corp 540,000 2,122
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Zhen Ding Technology Holding Ltd 1,429,000 $ 5,199
$ 11,806
Engineering & Construction - 1.79%
Alten SA 18,500 2,288
Grupo Aeroportuario del Centro Norte SAB de
CV
311,000 1,911
HomeServe PLC 142,000 1,965
$ 6,164
Entertainment - 0.74%
Evolution Gaming Group AB
( e)
117,500 2,558
Food - 3.63%
a2 Milk Co Ltd
( d)
365,300 4,292
Greencore Group PLC 827,000 2,152
Nestle SA 42,000 4,456
X5 Retail Group NV 49,000 1,641
$ 12,541
Gas - 2.00%
China Resources Gas Group Ltd 458,000 2,318
ENN Energy Holdings Ltd 446,400 4,592
$ 6,910
Healthcare - Products - 0.15%
Lifco AB 10,136 518
Home Builders - 1.16%
Barratt Developments PLC 238,000 1,858
Berkeley Group Holdings PLC 45,783 2,153
$ 4,011
Home Furnishings - 0.70%
Howden Joinery Group PLC 358,000 2,405
Insurance - 9.16%
Allianz SE 20,623 4,785
Legal & General Group PLC 1,648,230 5,227
Manulife Financial Corp 191,000 3,459
Ping An Insurance Group Co of China Ltd 521,100 6,142
Sun Life Financial Inc 43,500 1,807
Swiss Life Holding AG 10,664 5,153
Tokio Marine Holdings Inc 95,000 5,043
$ 31,616
Internet - 4.14%
Alibaba Group Holding Ltd ADR
(d)
27,600 4,778
Autohome Inc ADR
(d),(f)
33,500 2,847
Rightmove PLC 237,000 1,516
Tencent Holdings Ltd 110,500 5,149
$ 14,290
Iron & Steel - 4.13%
Evraz PLC 591,000 4,629
Ferrexpo PLC 542,000 1,677
Fortescue Metals Group Ltd 299,000 1,683
Kumba Iron Ore Ltd 102,518 3,374
Severstal PJSC 179,300 2,876
$ 14,239
Leisure Products & Services - 0.59%
BRP Inc 58,000 2,043
Machinery - Construction & Mining - 0.42%
Sandvik AB 95,000 1,458
Machinery - Diversified - 0.74%
Atlas Copco AB - A Shares 84,000 2,566
Media - 0.69%
Informa PLC 226,000 2,393
Mining - 7.58%
Anglo American PLC 207,500 5,084
BHP Group Ltd 171,000 4,708
MMC Norilsk Nickel PJSC ADR 178,952 4,082
Northern Star Resources Ltd 394,000 3,467
Polymetal International PLC 141,000 1,698
Regis Resources Ltd 462,000 1,744
Rio Tinto Ltd 27,000 1,807

Schedule of Investments
International Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Rio Tinto PLC 63,000 $ 3,558
$ 26,148
Oil & Gas - 3.64%
Beach Energy Ltd 1,542,000 2,223
LUKOIL PJSC ADR 33,000 2,708
Novatek PJSC 10,000 2,087
Parex Resources Inc
( d)
145,000 2,479
Tatneft PJSC ADR 44,000 3,053
$ 12,550
Pharmaceuticals - 4.44%
Astellas Pharma Inc 175,000 2,480
Roche Holding AG 20,400 5,460
Sawai Pharmaceutical Co Ltd 33,000 1,821
Shionogi & Co Ltd 37,000 2,048
Sino Biopharmaceutical Ltd 1,457,000 1,777
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
( e)
346,000 1,743
$ 15,329
Private Equity - 2.10%
3i Group PLC 220,000 2,964
Partners Group Holding AG 5,370 4,271
$ 7,235
Retail - 3.18%
Alimentation Couche-Tard Inc 58,000 3,555
ANTA Sports Products Ltd 257,600 1,923
JD Sports Fashion PLC 379,300 2,991
Next PLC 34,000 2,503
$ 10,972
Semiconductors - 3.82%
Dialog Semiconductor PLC
( d)
47,000 2,104
Lasertec Corp 44,000 2,093
Novatek Microelectronics Corp 342,000 1,806
Realtek Semiconductor Corp 480,000 3,188
Taiwan Semiconductor Manufacturing Co Ltd
ADR
93,700 3,994
$ 13,185
Shipbuilding - 0.61%
Yangzijiang Shipbuilding Holdings Ltd 2,049,000 2,113
Software - 3.88%
Constellation Software Inc/Canada 3,300 3,140
NetEase Inc ADR 6,700 1,546
Open Text Corp 50,000 2,132
Temenos AG
( d)
23,494 4,136
TIS Inc 47,000 2,440
$ 13,394
Telecommunications - 1.34%
Accton Technology Corp 410,000 1,745
Nice Ltd ADR
(d)
18,900 2,887
$ 4,632
Toys, Games & Hobbies - 1.25%
Bandai Namco Holdings Inc 80,200 4,312
Transportation - 0.52%
TFI International Inc 57,000 1,803
TOTAL COMMON STOCKS $ 336,873
Total Investments $ 344,171
Other Assets and Liabilities -  0.26% 896
TOTAL NET ASSETS - 100.00% $ 345,067
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $9 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,301 or 1.25% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Country Percent
United Kingdom 14.05%
China 13.92%
Japan 8.78%
Switzerland 8.31%
Russian Federation 7.44%
Canada 7.18%
Taiwan, Province Of China 7.13%
France 6.61%
Australia 4.71%
Brazil 3.35%
Germany 3.10%
Sweden 2.58%
United States 2.11%
Italy 1.82%
South Africa 1.61%
India 1.58%
New Zealand 1.24%
Hong Kong 1.18%
Singapore 1.02%
Israel 0.84%
Ireland 0.62%
Mexico 0.56%
Other Assets and Liabilities
0.26%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 901 $ 105,133 $ 98,745 $ 7,289
$ 901 $ 105,133 $ 98,745 $ 7,289
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 64 $ — $ — $ —
$ 64 $ — $ — $ —
Amounts in thousands

Schedule of Investments
LargeCap Growth Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.77% Shares Held Value (000's)
Money Market Funds - 2.77%
Principal Government Money Market Fund
2.18%
(a),(b)
15,408,414 $ 15,408
TOTAL INVESTMENT COMPANIES $ 15,408
COMMON STOCKS - 97.79% Shares Held Value (000's)
Apparel - 3.10%
NIKE Inc 158,600 13,645
Under Armour Inc - Class A
( c)
155,800 3,594
$ 17,239
Building Materials - 1.88%
Vulcan Materials Co 75,750 10,480
Commercial Services - 2.42%
PayPal Holdings Inc
( c)
121,700 13,436
Computers - 3.45%
Apple Inc 90,000 19,174
Cosmetics & Personal Care - 5.77%
Estee Lauder Cos Inc/The 78,840 14,521
Procter & Gamble Co/The 149,000 17,588
$ 32,109
Diversified Financial Services - 7.35%
Mastercard Inc 76,008 20,695
Visa Inc 113,533 20,209
$ 40,904
Electronics - 2.49%
Honeywell International Inc 80,300 13,848
Entertainment - 1.91%
Live Nation Entertainment Inc
( c)
147,400 10,622
Healthcare - Products - 11.77%
Abbott Laboratories 208,200 18,134
DENTSPLY SIRONA Inc 165,300 9,001
Intuitive Surgical Inc
( c)
26,141 13,580
Stryker Corp 26,400 5,538
Thermo Fisher Scientific Inc 69,258 19,232
$ 65,485
Healthcare - Services - 1.54%
IQVIA Holdings Inc
( c)
53,700 8,547
Home Furnishings - 1.59%
Tempur Sealy International Inc
( c)
110,000 8,824
Internet - 19.36%
Alphabet Inc - A Shares
( c)
13,622 16,594
Amazon.com Inc
( c)
13,971 26,081
Facebook Inc
( c)
108,400 21,055
Farfetch Ltd
( c)
263,745 5,301
Netflix Inc
( c)
17,938 5,794
RingCentral Inc
( c)
110,200 15,646
Twitter Inc
( c)
407,500 17,241
$ 107,712
Media - 3.18%
Walt Disney Co/The 123,600 17,676
Office & Business Equipment - 1.47%
Zebra Technologies Corp
( c)
38,900 8,204
Pharmaceuticals - 4.68%
DexCom Inc
( c)
50,500 7,922
Merck & Co Inc 141,100 11,710
Sarepta Therapeutics Inc
( c)
42,900 6,385
$ 26,017
Retail - 7.56%
Chipotle Mexican Grill Inc
( c)
11,092 8,824
Lululemon Athletica Inc
( c)
46,600 8,905
Starbucks Corp 125,000 11,836
Ulta Beauty Inc
( c)
35,820 12,510
$ 42,075
Semiconductors - 5.72%
Analog Devices Inc 126,100 14,812
Micron Technology Inc
( c)
187,300 8,408
Xilinx Inc 75,300 8,600
$ 31,820
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 10.60%
Fidelity National Information Services Inc 112,280 $ 14,961
Microsoft Corp 207,997 28,344
ServiceNow Inc
( c)
56,512 15,676
$ 58,981
Telecommunications - 1.95%
Cisco Systems Inc 196,300 10,875
TOTAL COMMON STOCKS $ 544,028
Total Investments $ 559,436
Other Assets and Liabilities -  (0.56)% (3,116)
TOTAL NET ASSETS - 100.00% $ 556,320
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 26.18%
Communications 24.49%
Technology 21.24%
Consumer, Cyclical 14.16%
Financial 7.35%
Industrial 4.37%
Money Market Funds 2.77%
Other Assets and Liabilities
(0.56)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 13,063 $ 242,822 $ 240,477 $ 15,408
$ 13,063 $ 242,822 $ 240,477 $ 15,408
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 148 $ — $ — $ —
$ 148 $ — $ — $ —
Amounts in thousands

Schedule of Investments
LargeCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.04% Shares Held Value (000's)
Money Market Funds - 2.03%
BlackRock Liquidity FedFund 2.21%
(a),(b)
2,629,358 $ 2,628
Principal Government Money Market Fund
2.18%
(a),(c)
182,350,139 182,351
$ 184,979
Principal Exchange-Traded Funds - 0.01%
Principal Millennials Index ETF
(c)
12,150 478
Principal Price Setters Index ETF
(c)
4,100 158
Principal Sustainable Momentum Index ETF
(c)
1,900 54
Principal U.S. Mega-Cap Multi-Factor Index ETF
(c),(d)
13,396 392
$ 1,082
TOTAL INVESTMENT COMPANIES $ 186,061
COMMON STOCKS - 97.87% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc/The 4,055 93
Omnicom Group Inc 9,199 738
Trade Desk Inc/The
(e)
3,394 894
$ 1,725
Aerospace & Defense - 3.07%
Boeing Co/The 583,798 199,181
General Dynamics Corp 4,945 920
HEICO Corp 3,646 499
HEICO Corp - Class A 6,642 700
L3Harris Technologies Inc 8,947 1,857
Lockheed Martin Corp 20,585 7,455
Northrop Grumman Corp 141,283 48,823
Raytheon Co 16,794 3,061
Spirit AeroSystems Holdings Inc 211,940 16,285
TransDigm Group Inc
(e)
3,196 1,551
$ 280,332
Agriculture - 0.44%
Altria Group Inc 83,956 3,952
Philip Morris International Inc 435,856 36,442
$ 40,394
Airlines - 0.03%
Alaska Air Group Inc 5,259 333
Delta Air Lines Inc 6,569 401
Southwest Airlines Co 23,969 1,235
United Airlines Holdings Inc
(e)
4,839 445
$ 2,414
Apparel - 0.51%
Capri Holdings Ltd
(e)
6,213 221
Carter's Inc 2,441 227
Columbia Sportswear Co 2,336 248
Hanesbrands Inc 25,300 407
NIKE Inc 512,951 44,129
VF Corp 17,244 1,507
$ 46,739
Automobile Manufacturers - 0.25%
PACCAR Inc 291,927 20,476
Tesla Inc
(d),(e)
7,878 1,903
$ 22,379
Automobile Parts & Equipment - 0.66%
Allison Transmission Holdings Inc 11,052 508
Aptiv PLC 672,131 58,912
WABCO Holdings Inc
(e)
3,698 490
$ 59,910
Banks - 0.26%
CIT Group Inc 1,079 54
Comerica Inc 1,038 76
Morgan Stanley 524,410 23,368
Signature Bank/New York NY 2,180 278
SVB Financial Group
(e)
378 88
Synovus Financial Corp 1,520 58
Western Alliance Bancorp 1,268 63
$ 23,985
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1.29%
Brown-Forman Corp - A Shares 3,573 $ 191
Brown-Forman Corp - B Shares 1,685,622 92,389
Coca-Cola Co/The 209,365 11,019
Monster Beverage Corp
(e)
29,260 1,886
PepsiCo Inc 93,374 11,934
$ 117,419
Biotechnology - 1.72%
Alexion Pharmaceuticals Inc
(e)
165,562 18,757
Alnylam Pharmaceuticals Inc
(e)
6,715 521
Amgen Inc 42,534 7,936
Biogen Inc
(e)
5,029 1,196
BioMarin Pharmaceutical Inc
(e)
13,524 1,073
Celgene Corp
(e)
53,271 4,893
Exact Sciences Corp
(e)
9,669 1,113
Exelixis Inc
(e)
9,240 197
Gilead Sciences Inc 13,923 912
Guardant Health Inc
(e)
3,425 322
Illumina Inc
(e)
209,996 62,869
Incyte Corp
(e)
13,451 1,142
Ionis Pharmaceuticals Inc
(e)
9,679 637
Moderna Inc
(d),(e)
1,837 24
Regeneron Pharmaceuticals Inc
(e)
1,279 390
Sage Therapeutics Inc
(e)
3,813 611
Seattle Genetics Inc
(e)
8,255 625
Vertex Pharmaceuticals Inc
(e)
323,266 53,863
$ 157,081
Building Materials - 0.03%
Armstrong World Industries Inc 4,630 452
Fortune Brands Home & Security Inc 4,526 249
Lennox International Inc 2,798 718
Martin Marietta Materials Inc 1,635 405
Vulcan Materials Co 9,480 1,311
$ 3,135
Chemicals - 1.62%
Air Products & Chemicals Inc 3,478 794
Axalta Coating Systems Ltd
(e)
6,286 186
Ecolab Inc 20,428 4,121
NewMarket Corp 649 273
PPG Industries Inc 7,888 926
RPM International Inc 2,472 168
Sherwin-Williams Co/The 274,922 141,046
Versum Materials Inc 9,543 496
WR Grace & Co 5,133 348
$ 148,358
Commercial Services - 5.13%
Automatic Data Processing Inc 24,411 4,065
Avalara Inc
(e)
4,798 391
Booz Allen Hamilton Holding Corp 12,278 844
Bright Horizons Family Solutions Inc
(e)
4,944 752
Cintas Corp 481,481 125,397
CoreLogic Inc/United States
(e)
1,927 88
CoStar Group Inc
(e)
2,912 1,792
Euronet Worldwide Inc
(e)
4,557 710
FleetCor Technologies Inc
(e)
6,893 1,959
Gartner Inc
(e)
7,072 985
Global Payments Inc 357,518 60,034
Grand Canyon Education Inc
(e)
744 81
H&R Block Inc 5,511 153
IHS Markit Ltd
(e)
20,585 1,326
MarketAxess Holdings Inc 2,807 946
Moody's Corp 9,209 1,974
Morningstar Inc 1,571 239
Paylocity Holding Corp
(e)
3,760 384
PayPal Holdings Inc
(e)
1,993,107 220,039
Quanta Services Inc 4,474 167
Robert Half International Inc 10,089 609
Rollins Inc 12,980 435
S&P Global Inc 13,798 3,380
Sabre Corp 6,276 148

Schedule of Investments
LargeCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Service Corp International/US 6,160 $ 284
Total System Services Inc 271,883 36,900
TransUnion 15,567 1,289
Verisk Analytics Inc 12,844 1,949
WEX Inc
(e)
3,687 804
$ 468,124
Computers - 3.05%
Accenture PLC - Class A 35,755 6,886
Apple Inc 691,786 147,378
Cognizant Technology Solutions Corp 2,483 162
Dell Technologies Inc
(e)
9,690 559
EPAM Systems Inc
(e)
4,661 903
Fortinet Inc
(e)
12,372 994
Genpact Ltd 2,835,343 112,506
HP Inc 105,400 2,218
International Business Machines Corp 30,109 4,463
NCR Corp
(e)
11,324 383
NetApp Inc 20,376 1,192
Zscaler Inc
(e)
6,285 530
$ 278,174
Consumer Products - 0.04%
Avery Dennison Corp 6,574 755
Church & Dwight Co Inc 18,626 1,405
Clorox Co/The 7,868 1,280
$ 3,440
Cosmetics & Personal Care - 1.38%
Estee Lauder Cos Inc/The 672,878 123,937
Procter & Gamble Co/The 16,101 1,901
$ 125,838
Distribution & Wholesale - 0.04%
Copart Inc
(e)
16,176 1,254
Fastenal Co 41,381 1,275
LKQ Corp
(e)
5,574 150
Pool Corp 3,416 647
$ 3,326
Diversified Financial Services - 6.33%
American Express Co 33,157 4,124
Ameriprise Financial Inc 1,551 226
Cboe Global Markets Inc 2,148 235
Charles Schwab Corp/The 1,401,475 60,572
Credit Acceptance Corp
(e)
723 346
Discover Financial Services 8,884 797
E*TRADE Financial Corp 3,678 179
Evercore Inc - Class A 1,279 110
Intercontinental Exchange Inc 445,941 39,181
Lazard Ltd 3,510 136
LPL Financial Holdings Inc 6,559 550
Mastercard Inc 81,421 22,168
Raymond James Financial Inc 2,483 200
SEI Investments Co 4,882 291
Synchrony Financial 14,866 533
T Rowe Price Group Inc 5,155 585
TD Ameritrade Holding Corp 515,428 26,338
Virtu Financial Inc 1,918 42
Visa Inc 2,363,646 420,729
Western Union Co/The 12,519 263
$ 577,605
Electric - 0.30%
Sempra Energy 203,646 27,580
Electrical Components & Equipment - 0.03%
AMETEK Inc 14,938 1,338
Emerson Electric Co 13,714 890
Hubbell Inc 3,018 392
$ 2,620
Electronics - 2.95%
Agilent Technologies Inc 3,425 238
Allegion PLC 6,360 658
Amphenol Corp 1,119,741 104,494
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
FLIR Systems Inc 2,493 $ 124
Fortive Corp 1,693,954 128,825
Honeywell International Inc 170,376 29,383
Jabil Inc 4,860 150
Keysight Technologies Inc
(e)
15,200 1,361
Mettler-Toledo International Inc
(e)
1,969 1,490
National Instruments Corp 2,609 109
PerkinElmer Inc 2,608 225
Sensata Technologies Holding PLC
(e)
6,506 309
Trimble Inc
(e)
5,143 217
Waters Corp
(e)
5,584 1,176
Woodward Inc 4,295 481
$ 269,240
Entertainment - 0.02%
Live Nation Entertainment Inc
(e)
10,037 723
Madison Square Garden Co/The
(e)
188 55
Vail Resorts Inc 2,880 710
$ 1,488
Environmental Control - 0.38%
Republic Services Inc 2,283 202
Waste Connections Inc 344,304 31,235
Waste Management Inc 30,696 3,592
$ 35,029
Food - 0.07%
Campbell Soup Co 7,187 297
Hershey Co/The 9,544 1,448
Kellogg Co 7,135 416
Lamb Weston Holdings Inc 2,859 192
McCormick & Co Inc/MD 6,013 953
Pilgrim's Pride Corp
(e)
1,424 39
Post Holdings Inc
(e)
2,200 236
Sprouts Farmers Market Inc
(e)
4,201 71
Sysco Corp 45,645 3,130
TreeHouse Foods Inc
(e)
712 42
$ 6,824
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 5,480 463
Healthcare - Products - 9.07%
Abbott Laboratories 72,075 6,278
Align Technology Inc
(e)
6,222 1,301
Avantor Inc
(e)
1,407,289 24,754
Baxter International Inc 12,719 1,068
Becton Dickinson and Co 300,304 75,916
Bio-Techne Corp 3,247 682
Boston Scientific Corp
(e)
77,868 3,306
Bruker Corp 9,973 477
Cooper Cos Inc/The 807 272
Danaher Corp 897,688 126,125
Edwards Lifesciences Corp
(e)
532,854 113,418
Henry Schein Inc
(e)
2,976 198
Hill-Rom Holdings Inc 3,531 377
Hologic Inc
(e)
18,113 928
IDEXX Laboratories Inc
(e)
6,757 1,906
Intuitive Surgical Inc
(e)
417,733 217,016
Masimo Corp
(e)
4,232 668
ResMed Inc 11,366 1,463
STERIS PLC 1,079 161
Stryker Corp 458,561 96,197
Teleflex Inc 3,729 1,267
Thermo Fisher Scientific Inc 551,099 153,030
Varian Medical Systems Inc
(e)
7,658 899
West Pharmaceutical Services Inc 4,944 679
$ 828,386
Healthcare - Services - 2.32%
Anthem Inc 135,097 39,801
Centene Corp
(e)
356,040 18,546
Charles River Laboratories International Inc
(e)
4,242 571
Chemed Corp 1,477 599

Schedule of Investments
LargeCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Encompass Health Corp 5,123 $ 327
HCA Healthcare Inc 500,088 66,767
Humana Inc 3,248 964
IQVIA Holdings Inc
(e)
4,295 684
Laboratory Corp of America Holdings
(e)
1,016 170
Molina Healthcare Inc
(e)
4,285 569
UnitedHealth Group Inc 247,907 61,731
WellCare Health Plans Inc
(e)
72,813 20,915
$ 211,644
Home Builders - 0.02%
Lennar Corp - A Shares 10,456 497
Lennar Corp - B Shares 2,839 108
NVR Inc
(e)
272 910
$ 1,515
Home Furnishings - 0.00%
Dolby Laboratories Inc 1,843 126
Tempur Sealy International Inc
(e)
4,054 325
$ 451
Housewares - 0.01%
Scotts Miracle-Gro Co/The 3,509 393
Toro Co/The 9,638 702
$ 1,095
Insurance - 0.14%
Alleghany Corp
(e)
137 94
Aon PLC 20,009 3,787
Arch Capital Group Ltd
(e)
4,600 178
Arthur J Gallagher & Co 3,121 282
Athene Holding Ltd
(e)
5,279 216
Axis Capital Holdings Ltd 922 59
Brown & Brown Inc 1,331 48
Erie Indemnity Co 1,289 287
Everest Re Group Ltd 1,027 253
Kemper Corp 1,152 101
Marsh & McLennan Cos Inc 38,311 3,785
Primerica Inc 2,482 305
Progressive Corp/The 22,503 1,822
RenaissanceRe Holdings Ltd 1,393 252
Travelers Cos Inc/The 7,773 1,140
Voya Financial Inc 1,142 64
$ 12,673
Internet - 20.19%
Alibaba Group Holding Ltd ADR
(e)
1,046,457 181,152
Alphabet Inc - A Shares
(e)
170,375 207,551
Alphabet Inc - C Shares
(e)
204,968 249,380
Amazon.com Inc
(e)
302,322 564,369
Anaplan Inc
(e)
7,312 416
Booking Holdings Inc
(e)
80,585 152,033
CDW Corp/DE 11,849 1,400
eBay Inc 67,172 2,767
Etsy Inc
(e)
10,057 674
Expedia Group Inc 9,543 1,267
F5 Networks Inc
(e)
4,882 716
Facebook Inc
(e)
1,353,037 262,800
GoDaddy Inc
(e)
14,069 1,032
IAC/InterActiveCorp
(e)
149,958 35,848
Match Group Inc 4,641 349
Netflix Inc
(e)
175,713 56,754
Okta Inc
(e)
8,569 1,121
Palo Alto Networks Inc
(e)
7,270 1,647
RingCentral Inc
(e)
6,254 888
Roku Inc
(e)
6,652 687
Spotify Technology SA
(e)
49,234 7,629
Tencent Holdings Ltd ADR 2,027,235 94,266
TripAdvisor Inc
(e)
7,575 334
Twitter Inc
(e)
57,598 2,437
Uber Technologies Inc
(e),(f)
317,675 13,387
VeriSign Inc
(e)
6,077 1,283
Zendesk Inc
(e)
9,061 757
$ 1,842,944
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0.01%
Norwegian Cruise Line Holdings Ltd
(e)
4,305 $ 213
Planet Fitness Inc
(e)
7,438 585
Polaris Industries Inc 4,641 439
$ 1,237
Lodging - 0.76%
Choice Hotels International Inc 2,064 177
Hilton Grand Vacations Inc
(e)
2,273 74
Hilton Worldwide Holdings Inc 446,404 43,101
Las Vegas Sands Corp 385,452 23,297
Marriott International Inc/MD 15,558 2,163
Wyndham Hotels & Resorts Inc 3,070 174
$ 68,986
Machinery - Construction & Mining - 0.81%
BWX Technologies Inc 1,366,727 73,680
Caterpillar Inc 2,431 320
$ 74,000
Machinery - Diversified - 1.77%
Cognex Corp 13,304 586
Deere & Co 1,960 325
Dover Corp 5,814 563
Graco Inc 14,687 706
IDEX Corp 3,510 590
Middleby Corp/The
(e)
4,902 659
Nordson Corp 4,652 659
Rockwell Automation Inc 9,555 1,536
Roper Technologies Inc 426,061 154,937
Xylem Inc/NY 14,488 1,163
$ 161,724
Media - 0.22%
Altice USA Inc
(e)
25,352 654
AMC Networks Inc
(e)
3,730 199
Cable One Inc 346 421
CBS Corp 23,247 1,198
Charter Communications Inc
(e)
5,260 2,027
Comcast Corp - Class A 290,670 12,548
FactSet Research Systems Inc 2,870 796
Fox Corp - A Shares 3,436 128
Fox Corp - B Shares 2,095 78
New York Times Co/The 3,100 111
Nexstar Media Group Inc 2,954 301
Sinclair Broadcast Group Inc 4,860 244
Sirius XM Holdings Inc
(d)
111,435 698
World Wrestling Entertainment Inc 3,603 262
$ 19,665
Miscellaneous Manufacturers - 0.15%
3M Co 24,012 4,195
AO Smith Corp 3,217 146
AptarGroup Inc 2,430 294
Carlisle Cos Inc 4,441 640
Donaldson Co Inc 11,240 562
Hexcel Corp 7,322 599
Illinois Tool Works Inc 29,156 4,497
Ingersoll-Rand PLC 22,513 2,784
$ 13,717
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(e)
4,494 948
Oil & Gas - 0.21%
Anadarko Petroleum Corp 9,962 734
Cabot Oil & Gas Corp 19,779 379
Concho Resources Inc 172,806 16,880
Diamondback Energy Inc 2,587 267
Parsley Energy Inc
(e)
11,639 193
Pioneer Natural Resources Co 5,406 746
$ 19,199
Packaging & Containers - 0.03%
Ball Corp 25,834 1,847
Berry Global Group Inc
(e)
5,091 229
Crown Holdings Inc
(e)
6,674 427

Schedule of Investments
LargeCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Sealed Air Corp 2,232 $ 93
$ 2,596
Pharmaceuticals - 4.65%
AbbVie Inc 112,105 7,469
Agios Pharmaceuticals Inc
(e)
420 20
AmerisourceBergen Corp 12,719 1,109
Bristol-Myers Squibb Co 37,620 1,671
Cigna Corp 431,689 73,353
DexCom Inc
(e)
767,126 120,339
Eli Lilly & Co 220,472 24,020
Herbalife Nutrition Ltd
(e)
1,163 48
Horizon Therapeutics Plc
(e)
6,002 149
Jazz Pharmaceuticals PLC
(e)
4,306 600
Johnson & Johnson 39,946 5,202
McKesson Corp 2,368 329
Merck & Co Inc 201,130 16,692
Neurocrine Biosciences Inc
(e)
6,841 659
PRA Health Sciences Inc
(e)
5,239 523
Sarepta Therapeutics Inc
(e)
5,342 795
Zoetis Inc 1,491,091 171,311
$ 424,289
Pipelines - 0.01%
Cheniere Energy Inc
(e)
10,131 660
Equitrans Midstream Corp 1,571 26
ONEOK Inc 9,932 696
$ 1,382
REITs - 2.17%
American Homes 4 Rent 11,398 276
American Tower Corp 38,814 8,214
Americold Realty Trust 16,677 559
Brookfield Property REIT Inc 10,790 208
CoreSite Realty Corp 2,515 264
Crown Castle International Corp 39,599 5,277
Equinix Inc 4,703 2,361
Equity LifeStyle Properties Inc 7,092 881
Extra Space Storage Inc 8,214 923
Lamar Advertising Co 7,322 593
Outfront Media Inc 3,530 96
Public Storage 6,286 1,526
SBA Communications Corp
(e)
708,091 173,772
Simon Property Group Inc 15,264 2,476
Sun Communities Inc 2,116 281
UDR Inc 2,074 96
$ 197,803
Retail - 4.52%
Advance Auto Parts Inc 1,760 265
AutoZone Inc
(e)
2,042 2,293
Best Buy Co Inc 4,956 379
Burlington Stores Inc
(e)
5,384 973
CarMax Inc
(e)
6,464 567
Casey's General Stores Inc 701 114
Chipotle Mexican Grill Inc
(e)
2,011 1,600
Costco Wholesale Corp 347,450 95,767
Darden Restaurants Inc 10,067 1,224
Dollar General Corp 419,396 56,208
Dollar Tree Inc
(e)
10,308 1,049
Domino's Pizza Inc 3,352 820
Dunkin' Brands Group Inc 6,915 554
Five Below Inc
(e)
4,693 551
Home Depot Inc/The 48,536 10,372
L Brands Inc 5,373 139
Lowe's Cos Inc 62,250 6,312
Lululemon Athletica Inc
(e)
9,334 1,784
McDonald's Corp 127,361 26,838
Nordstrom Inc 10,833 359
Ollie's Bargain Outlet Holdings Inc
(e)
4,829 409
O'Reilly Automotive Inc
(e)
6,338 2,413
Restaurant Brands International Inc 394,368 29,065
Ross Stores Inc 460,616 48,839
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Starbucks Corp 94,066 $ 8,907
Target Corp 4,138 358
TJX Cos Inc/The 1,973,561 107,677
Tractor Supply Co 9,942 1,082
Ulta Beauty Inc
(e)
4,525 1,580
Wendy's Co/The 18,574 338
Williams-Sonoma Inc 2,043 136
Yum China Holdings Inc 23,864 1,086
Yum! Brands Inc 22,293 2,508
$ 412,566
Semiconductors - 2.31%
Advanced Micro Devices Inc
(e)
56,151 1,710
Analog Devices Inc 2,787 327
Applied Materials Inc 28,485 1,406
ASML Holding NV - NY Reg Shares 149,669 33,348
Broadcom Inc 21,664 6,282
Cree Inc
(e)
1,330 83
Entegris Inc 12,194 531
KLA Corp 13,001 1,772
Lam Research Corp 20,995 4,380
Marvell Technology Group Ltd 1,338,993 35,162
Maxim Integrated Products Inc 368,864 21,833
NVIDIA Corp 32,737 5,523
NXP Semiconductors NV 817,750 84,547
QUALCOMM Inc 68,220 4,991
Skyworks Solutions Inc 1,142 97
Teradyne Inc 14,980 835
Texas Instruments Inc 52,601 6,576
Xilinx Inc 14,247 1,627
$ 211,030
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 2,766 631
Software - 17.93%
Activision Blizzard Inc 2,295 112
Adobe Inc
(e)
369,038 110,290
Akamai Technologies Inc
(e)
12,309 1,085
Alteryx Inc
(e)
4,609 542
ANSYS Inc
(e)
6,768 1,375
Aspen Technology Inc
(e)
6,139 810
Atlassian Corp PLC
(e)
36,444 5,107
Autodesk Inc
(e)
767,270 119,825
Black Knight Inc
(e)
12,257 776
Broadridge Financial Solutions Inc 9,597 1,220
Cadence Design Systems Inc
(e)
22,922 1,694
CDK Global Inc 10,644 552
Ceridian HCM Holding Inc
(e)
6,013 321
Cerner Corp 25,928 1,858
Citrix Systems Inc 9,481 893
Coupa Software Inc
(e)
5,594 759
Dropbox Inc - A Shares
(e)
18,993 447
Electronic Arts Inc
(e)
1,339,193 123,875
Fair Isaac Corp
(e)
2,578 896
Fidelity National Information Services Inc 201,541 26,855
Fiserv Inc
(e)
36,118 3,808
HubSpot Inc
(e)
3,729 666
Intuit Inc 890,401 246,917
Jack Henry & Associates Inc 5,500 768
Manhattan Associates Inc
(e)
6,767 575
Medidata Solutions Inc
(e)
5,709 522
Microsoft Corp 4,009,454 546,369
MongoDB Inc
(e)
2,325 333
MSCI Inc 6,244 1,419
New Relic Inc
(e)
4,274 398
Oracle Corp 234,109 13,180
Paychex Inc 25,739 2,138
Paycom Software Inc
(e)
4,274 1,029
Pegasystems Inc 4,043 306
RealPage Inc
(e)
6,987 437
salesforce.com Inc
(e)
1,159,197 179,096

Schedule of Investments
LargeCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
ServiceNow Inc
(e)
140,418 $ 38,951
Slack Technologies Inc
(e)
77,345 2,585
Smartsheet Inc
(e)
8,496 424
SolarWinds Corp
(e)
6,097 109
Splunk Inc
(e)
314,637 42,574
SS&C Technologies Holdings Inc 16,773 804
Synopsys Inc
(e)
12,278 1,630
Tableau Software Inc
(e)
6,369 1,080
Take-Two Interactive Software Inc
(e)
4,034 494
Temenos AG ADR 116,893 20,483
Tencent Music Entertainment Group ADR
(e)
1,303,245 18,597
Teradata Corp
(e)
10,685 391
Twilio Inc
(e)
9,449 1,314
Veeva Systems Inc
(e)
10,193 1,691
VMware Inc 399,299 69,673
Workday Inc
(e)
189,211 37,838
Zoom Video Communications Inc
(e)
10,071 962
Zynga Inc
(e)
19,255 123
$ 1,636,976
Telecommunications - 0.30%
Arista Networks Inc
(e)
4,703 1,286
Cisco Systems Inc 371,881 20,602
Corning Inc 20,512 631
Motorola Solutions Inc 21,245 3,526
Switch Inc 9,250 125
T-Mobile US Inc
(e)
12,750 1,017
Ubiquiti Networks Inc 1,529 197
$ 27,384
Toys, Games & Hobbies - 0.01%
Hasbro Inc 9,239 1,119
Transportation - 0.42%
CH Robinson Worldwide Inc 8,748 732
CSX Corp 30,098 2,119
Expeditors International of Washington Inc 10,560 806
Genesee & Wyoming Inc
(e)
1,498 165
JB Hunt Transport Services Inc 173,431 17,754
Landstar System Inc 3,447 384
Norfolk Southern Corp 6,128 1,171
Old Dominion Freight Line Inc 2,703 451
Union Pacific Corp 57,723 10,387
United Parcel Service Inc 39,170 4,680
$ 38,649
Water - 0.20%
American Water Works Co Inc 159,762 18,337
TOTAL COMMON STOCKS $ 8,934,568
CONVERTIBLE PREFERRED STOCKS
- 0.19% Shares Held Value (000's)
Internet - 0.19%
Airbnb Inc - Series D 0.00%
(e),(f),(g),(h)
121,527 $ 14,324
Airbnb Inc - Series E 0.00%
(e),(f),(g),(h)
29,361 3,461
$ 17,785
TOTAL CONVERTIBLE PREFERRED STOCKS $ 17,785
PREFERRED STOCKS - 0.16% Shares Held Value (000's)
Software - 0.13%
Magic Leap Inc - Series C 0.00%
(e),(f),(g),(h)
168,788 4,558
Magic Leap Inc - Series D 0.00%
(e),(f),(h)
48,744 1,316
UIPATH Inc Ser D-1 0.00%
(e),(f),(h)
115,225 4,534
UIPATH Inc Ser D-2 0.00%
(e),(f),(h)
19,348 761
$ 11,169
Telecommunications - 0.03%
Aurora Innovation 0.00%
(e),(f),(h)
327,430 3,026
TOTAL PREFERRED STOCKS $ 14,195
Total Investments $ 9,152,609
Other Assets and Liabilities -  (0.26)% (23,480)
TOTAL NET ASSETS - 100.00% $ 9,129,129
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $2,628 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $31,980 or
0.35% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 26.11%
Technology 23.43%
Communications 20.95%
Industrial 9.65%
Financial 8.90%
Consumer, Cyclical 6.84%
Money Market Funds 2.03%
Basic Materials 1.62%
Utilities 0.50%
Energy 0.22%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
(0.26)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 154,115 $ 2,028,836 $ 2,000,600 $ 182,351
Principal Millennials Index ETF — 498 78 478
Principal Price Setters Index ETF — 165 27 158
Principal Sustainable Momentum Index ETF — 60 9 54
Principal U.S. Mega-Cap Multi-Factor Index ETF — 436 72 392
$ 154,115 $ 2,029,995 $ 2,000,786 $ 183,433
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 2,574 $ — $ — $ —
Principal Millennials Index ETF 1 (6) — 64
Principal Price Setters Index ETF 2 (1) — 21
Principal Sustainable Momentum Index ETF 1 (1) — 4
Principal U.S. Mega-Cap Multi-Factor Index ETF 6 (3) — 31
$ 2,584 $ (11) $ — $ 120
Amounts in thousands
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 4,948 $ 14,324 0.15%
Airbnb Inc - Series E   0.00% 07/14/2015 2,733 3,461 0.04%
Aurora Innovation   0.00% 03/01/2019 3,026 3,026 0.03%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 4,558 0.06%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 1,316 0.01%
Uber Technologies Inc 12/05/2014-1/16/2018 12,122 13,387 0.15%
UIPATH Inc Ser D-1   0.00% 04/26/2019 4,534 4,534 0.05%
UIPATH Inc Ser D-2   0.00% 04/26/2019 761 761 0.01%
Total $ 45,367 0.50%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2019 Long 270 $ 40,261 $ (192)
Total $ (192)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.23% Shares Held Value (000's)
Exchange-Traded Funds - 0.43%
iShares Core S&P 500 ETF 84,000 $ 25,13 6
Money Market Funds - 0.80%
BlackRock Liquidity FedFund 2.21%
(a),(b)
2 —
Principal Government Money Market Fund
2.18%
(a),(c)
47,539,420 47,539
$ 47,5 39
TOTAL INVESTMENT COMPANIES $ 72,675
COMMON STOCKS - 98.98% Shares Held Value (000's)
Advertising - 0.11%
Interpublic Group of Cos Inc/The 91,412 2,095
Omnicom Group Inc 52,001 4,172
$ 6,267
Aerospace & Defense - 2.46%
Arconic Inc 94,304 2,361
Boeing Co/The 123,582 42,164
General Dynamics Corp 64,133 11,925
L3Harris Technologies Inc 52,293 10,856
Lockheed Martin Corp 58,056 21,026
Northrop Grumman Corp 40,104 13,859
Raytheon Co 65,787 11,992
TransDigm Group Inc
( d)
11,555 5,609
United Technologies Corp 191,576 25,595
$ 145,387
Agriculture - 0.96%
Altria Group Inc 441,881 20,799
Archer-Daniels-Midland Co 132,302 5,435
Philip Morris International Inc 367,455 30,723
$ 56,957
Airlines - 0.41%
Alaska Air Group Inc 29,169 1,848
American Airlines Group Inc 93,507 2,853
Delta Air Lines Inc 140,702 8,588
Southwest Airlines Co 115,437 5,949
United Airlines Holdings Inc
( d)
52,204 4,798
$ 24,036
Apparel - 0.71%
Capri Holdings Ltd
( d)
35,650 1,269
Hanesbrands Inc 85,373 1,374
NIKE Inc 296,818 25,535
PVH Corp 17,694 1,573
Ralph Lauren Corp 12,327 1,285
Tapestry Inc 68,525 2,120
Under Armour Inc - Class A
( d)
44,406 1,024
Under Armour Inc - Class C
( d)
45,882 933
VF Corp 76,917 6,722
$ 41,835
Automobile Manufacturers - 0.46%
Ford Motor Co 925,533 8,820
General Motors Co 311,551 12,568
PACCAR Inc 81,824 5,739
$ 27,127
Automobile Parts & Equipment - 0.12%
Aptiv PLC 60,897 5,338
BorgWarner Inc 48,952 1,850
$ 7,188
Banks - 6.39%
Bank of America Corp 2,088,489 64,075
Bank of New York Mellon Corp/The 208,058 9,762
BB&T Corp 180,898 9,322
Citigroup Inc 546,169 38,865
Citizens Financial Group Inc 108,257 4,034
Comerica Inc 36,411 2,665
Fifth Third Bancorp 171,742 5,099
First Republic Bank/CA 38,918 3,867
Goldman Sachs Group Inc/The 80,357 17,689
Huntington Bancshares Inc/OH 247,152 3,522
JPMorgan Chase & Co 766,175 88,876
KeyCorp 238,141 4,375
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 32,268 $ 5,300
Morgan Stanley 301,962 13,456
Northern Trust Corp 51,411 5,038
PNC Financial Services Group Inc/The 106,623 15,237
Regions Financial Corp 239,308 3,812
State Street Corp 88,136 5,120
SunTrust Banks Inc 104,824 6,981
SVB Financial Group
( d)
12,358 2,867
US Bancorp 353,459 20,200
Wells Fargo & Co 955,344 46,248
Zions Bancorp NA 43,119 1,943
$ 378,353
Beverages - 1.83%
Brown-Forman Corp - B Shares 39,288 2,153
Coca-Cola Co/The 906,829 47,727
Constellation Brands Inc 39,492 7,773
Molson Coors Brewing Co 44,351 2,395
Monster Beverage Corp
( d)
92,436 5,959
PepsiCo Inc 331,088 42,316
$ 108,323
Biotechnology - 1.94%
Alexion Pharmaceuticals Inc
( d)
52,961 6,000
Amgen Inc 144,058 26,879
Biogen Inc
( d)
45,795 10,891
Celgene Corp
( d)
166,571 15,301
Corteva Inc 176,859 5,217
Gilead Sciences Inc 300,321 19,677
Illumina Inc
( d)
34,719 10,394
Incyte Corp
( d)
42,037 3,570
Nektar Therapeutics
( d)
41,168 1,172
Regeneron Pharmaceuticals Inc
( d)
18,573 5,660
Vertex Pharmaceuticals Inc
( d)
60,491 10,079
$ 114,840
Building Materials - 0.35%
Fortune Brands Home & Security Inc 33,038 1,815
Johnson Controls International plc 187,951 7,977
Martin Marietta Materials Inc 14,756 3,656
Masco Corp 69,331 2,826
Vulcan Materials Co 31,198 4,316
$ 20,590
Chemicals - 1.86%
Air Products & Chemicals Inc 51,991 11,868
Albemarle Corp 25,025 1,826
Celanese Corp 29,904 3,354
CF Industries Holdings Inc 52,216 2,588
Dow Inc 176,860 8,567
DuPont de Nemours Inc 176,854 12,762
Eastman Chemical Co 32,731 2,466
Ecolab Inc 59,908 12,085
FMC Corp 31,096 2,687
International Flavors & Fragrances Inc 23,938 3,447
Linde PLC 128,193 24,521
LyondellBasell Industries NV 64,922 5,433
Mosaic Co/The 83,827 2,112
PPG Industries Inc 55,763 6,546
Sherwin-Williams Co/The 19,188 9,844
$ 110,106
Commercial Services - 2.09%
Automatic Data Processing Inc 102,793 17,117
Cintas Corp 20,005 5,210
Equifax Inc 28,536 3,969
FleetCor Technologies Inc
( d)
20,357 5,785
Gartner Inc
( d)
21,277 2,964
Global Payments Inc 37,008 6,214
H&R Block Inc 48,015 1,329
IHS Markit Ltd
( d)
85,916 5,535
MarketAxess Holdings Inc 8,899 2,999
Moody's Corp 38,960 8,351
Nielsen Holdings PLC 83,962 1,945

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
( d)
277,500 $ 30,636
Quanta Services Inc 33,557 1,256
Robert Half International Inc 27,982 1,690
Rollins Inc 34,810 1,167
S&P Global Inc 58,121 14,237
Total System Services Inc 38,453 5,219
United Rentals Inc
( d)
18,570 2,350
Verisk Analytics Inc 38,655 5,865
$ 123,838
Computers - 5.35%
Accenture PLC - Class A 150,646 29,011
Apple Inc 1,032,366 219,935
Cognizant Technology Solutions Corp 134,456 8,759
DXC Technology Co 63,361 3,534
Fortinet Inc
( d)
34,281 2,753
Hewlett Packard Enterprise Co 316,286 4,545
HP Inc 355,763 7,485
International Business Machines Corp 209,410 31,043
NetApp Inc 58,331 3,412
Seagate Technology PLC 59,502 2,756
Western Digital Corp 69,201 3,729
$ 316,962
Consumer Products - 0.38%
Avery Dennison Corp 19,937 2,290
Church & Dwight Co Inc 58,153 4,387
Clorox Co/The 30,083 4,891
Kimberly-Clark Corp 81,198 11,015
$ 22,583
Cosmetics & Personal Care - 1.60%
Colgate-Palmolive Co 202,767 14,547
Coty Inc 70,987 774
Estee Lauder Cos Inc/The 51,788 9,539
Procter & Gamble Co/The 592,427 69,930
$ 94,790
Distribution & Wholesale - 0.22%
Copart Inc
( d)
47,619 3,692
Fastenal Co 135,172 4,163
LKQ Corp
( d)
74,160 1,997
WW Grainger Inc 10,607 3,087
$ 12,939
Diversified Financial Services - 4.37%
Affiliated Managers Group Inc 12,093 1,037
Alliance Data Systems Corp 10,641 1,670
American Express Co 161,731 20,114
Ameriprise Financial Inc 31,626 4,602
BlackRock Inc 28,102 13,143
Capital One Financial Corp 110,911 10,250
Cboe Global Markets Inc 26,385 2,884
Charles Schwab Corp/The 280,624 12,129
CME Group Inc 84,547 16,438
Discover Financial Services 76,460 6,862
E*TRADE Financial Corp 57,788 2,819
Franklin Resources Inc 69,529 2,269
Intercontinental Exchange Inc 133,176 11,701
Invesco Ltd 94,611 1,816
Jefferies Financial Group Inc 59,844 1,276
Mastercard Inc 212,277 57,797
Nasdaq Inc 27,395 2,640
Raymond James Financial Inc 29,845 2,408
Synchrony Financial 149,782 5,374
T Rowe Price Group Inc 55,851 6,333
Visa Inc 410,722 73,108
Western Union Co/The 101,727 2,136
$ 258,806
Electric - 3.05%
AES Corp/VA 156,761 2,632
Alliant Energy Corp 55,810 2,765
Ameren Corp 58,006 4,390
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
American Electric Power Co Inc 116,541 $ 10,233
CenterPoint Energy Inc 118,605 3,441
CMS Energy Corp 67,018 3,902
Consolidated Edison Inc 77,256 6,564
Dominion Energy Inc 189,505 14,078
DTE Energy Co 43,271 5,500
Duke Energy Corp 171,953 14,912
Edison International 83,427 6,219
Entergy Corp 44,857 4,738
Evergy Inc 57,653 3,487
Eversource Energy 75,838 5,753
Exelon Corp 229,324 10,333
FirstEnergy Corp 119,242 5,243
NextEra Energy Inc 113,116 23,434
NRG Energy Inc 63,098 2,154
Pinnacle West Capital Corp 26,518 2,419
PPL Corp 170,463 5,051
Public Service Enterprise Group Inc 119,374 6,822
Sempra Energy 64,806 8,777
Southern Co/The 245,828 13,816
WEC Energy Group Inc 74,501 6,367
Xcel Energy Inc 121,557 7,246
$ 180,276
Electrical Components & Equipment - 0.24%
AMETEK Inc 53,812 4,822
Emerson Electric Co 145,163 9,418
$ 14,240
Electronics - 1.25%
Agilent Technologies Inc 74,633 5,180
Allegion PLC 22,189 2,297
Amphenol Corp 70,555 6,584
FLIR Systems Inc 31,984 1,588
Fortive Corp 69,647 5,297
Garmin Ltd 28,638 2,251
Honeywell International Inc 171,881 29,643
Keysight Technologies Inc
( d)
44,442 3,978
Mettler-Toledo International Inc
( d)
5,858 4,433
PerkinElmer Inc 26,197 2,256
TE Connectivity Ltd 79,563 7,352
Waters Corp
( d)
16,409 3,455
$ 74,314
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 27,103 2,236
Environmental Control - 0.28%
Pentair PLC 37,350 1,450
Republic Services Inc 50,888 4,511
Waste Management Inc 92,278 10,796
$ 16,757
Food - 1.25%
Campbell Soup Co 45,521 1,882
Conagra Brands Inc 114,765 3,313
General Mills Inc 141,424 7,511
Hershey Co/The 32,899 4,992
Hormel Foods Corp 64,303 2,636
JM Smucker Co/The 26,865 2,987
Kellogg Co 58,707 3,418
Kraft Heinz Co/The 146,946 4,704
Kroger Co/The 190,525 4,031
Lamb Weston Holdings Inc 34,547 2,319
McCormick & Co Inc/MD 28,921 4,585
Mondelez International Inc 340,208 18,198
Sysco Corp 111,681 7,658
Tyson Foods Inc 69,628 5,535
$ 73,769
Forest Products & Paper - 0.07%
International Paper Co 93,844 4,121

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.09%
Atmos Energy Corp 27,630 $ 3,013
NiSource Inc 88,120 2,616
$ 5,629
Hand & Machine Tools - 0.12%
Snap-on Inc 13,085 1,997
Stanley Black & Decker Inc 35,789 5,282
$ 7,279
Healthcare - Products - 4.01%
Abbott Laboratories 416,671 36,292
ABIOMED Inc
( d)
10,657 2,969
Align Technology Inc
( d)
17,195 3,595
Baxter International Inc 112,060 9,410
Becton Dickinson and Co 63,706 16,105
Boston Scientific Corp
( d)
328,450 13,946
Cooper Cos Inc/The 11,688 3,943
Danaher Corp 148,801 20,907
DENTSPLY SIRONA Inc 55,261 3,009
Edwards Lifesciences Corp
( d)
49,244 10,482
Henry Schein Inc
( d)
35,209 2,343
Hologic Inc
( d)
63,309 3,245
IDEXX Laboratories Inc
( d)
20,313 5,729
Intuitive Surgical Inc
( d)
27,267 14,165
Medtronic PLC 316,651 32,279
ResMed Inc 33,867 4,359
Stryker Corp 73,140 15,343
Teleflex Inc 10,900 3,703
Thermo Fisher Scientific Inc 94,470 26,232
Varian Medical Systems Inc
( d)
21,479 2,521
Zimmer Biomet Holdings Inc 48,370 6,536
$ 237,113
Healthcare - Services - 1.99%
Anthem Inc 60,745 17,896
Centene Corp
( d)
97,630 5,086
DaVita Inc
( d)
29,868 1,788
HCA Healthcare Inc 63,061 8,419
Humana Inc 31,893 9,464
IQVIA Holdings Inc
( d)
37,268 5,932
Laboratory Corp of America Holdings
( d)
23,264 3,897
Quest Diagnostics Inc 31,737 3,240
UnitedHealth Group Inc 224,456 55,892
Universal Health Services Inc 19,576 2,953
WellCare Health Plans Inc
( d)
11,882 3,413
$ 117,980
Home Builders - 0.15%
DR Horton Inc 80,206 3,684
Lennar Corp - A Shares 67,414 3,207
PulteGroup Inc 60,218 1,897
$ 8,788
Home Furnishings - 0.06%
Leggett & Platt Inc 31,003 1,239
Whirlpool Corp 14,960 2,177
$ 3,416
Housewares - 0.02%
Newell Brands Inc 91,935 1,305
Insurance - 4.05%
Aflac Inc 176,068 9,268
Allstate Corp/The 78,674 8,450
American International Group Inc 205,422 11,501
Aon PLC 56,807 10,751
Arthur J Gallagher & Co 43,753 3,956
Assurant Inc 14,519 1,646
Berkshire Hathaway Inc - Class B
( d)
457,678 94,021
Chubb Ltd 108,141 16,528
Cincinnati Financial Corp 35,831 3,846
Everest Re Group Ltd 9,620 2,373
Hartford Financial Services Group Inc/The 85,380 4,920
Lincoln National Corp 47,791 3,123
Loews Corp 63,369 3,393
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc 120,771 $ 11,932
MetLife Inc 224,463 11,093
Principal Financial Group Inc 61,183 3,551
Progressive Corp/The 137,928 11,169
Prudential Financial Inc 95,891 9,715
Torchmark Corp 23,889 2,181
Travelers Cos Inc/The 61,859 9,070
Unum Group 50,043 1,599
Willis Towers Watson PLC 30,523 5,959
$ 240,045
Internet - 9.30%
Alphabet Inc - A Shares
( d)
70,722 86,153
Alphabet Inc - C Shares
( d)
72,383 88,067
Amazon.com Inc
( d)
97,676 182,340
Booking Holdings Inc
( d)
10,225 19,291
eBay Inc 193,491 7,970
Expedia Group Inc 32,695 4,340
F5 Networks Inc
( d)
14,099 2,069
Facebook Inc
( d)
567,442 110,214
Netflix Inc
( d)
103,264 33,353
Symantec Corp 146,008 3,148
TripAdvisor Inc
( d)
24,446 1,079
Twitter Inc
( d)
172,461 7,297
VeriSign Inc
( d)
24,772 5,229
$ 550,550
Iron & Steel - 0.07%
Nucor Corp 71,985 3,915
Leisure Products & Services - 0.22%
Carnival Corp 94,569 4,467
Harley-Davidson Inc 37,570 1,344
Norwegian Cruise Line Holdings Ltd
( d)
50,873 2,515
Royal Caribbean Cruises Ltd 40,602 4,724
$ 13,050
Lodging - 0.38%
Hilton Worldwide Holdings Inc 68,745 6,637
Marriott International Inc/MD 65,277 9,077
MGM Resorts International 120,534 3,619
Wynn Resorts Ltd 22,885 2,977
$ 22,310
Machinery - Construction & Mining - 0.30%
Caterpillar Inc 135,069 17,785
Machinery - Diversified - 0.72%
Cummins Inc 34,221 5,612
Deere & Co 74,870 12,402
Dover Corp 34,324 3,324
Flowserve Corp 30,972 1,550
Rockwell Automation Inc 27,956 4,495
Roper Technologies Inc 24,525 8,919
Wabtec Corp 38,210 2,968
Xylem Inc/NY 42,497 3,412
$ 42,682
Media - 2.35%
CBS Corp 83,125 4,282
Charter Communications Inc
( d)
40,630 15,658
Comcast Corp - Class A 1,069,759 46,182
Discovery Inc - A Shares
( d)
37,281 1,130
Discovery Inc - C Shares
( d)
85,157 2,405
DISH Network Corp
( d)
54,495 1,845
Fox Corp - A Shares 83,692 3,123
Fox Corp - B Shares 38,348 1,427
News Corp - A Shares 91,056 1,198
News Corp - B Shares 29,232 393
Viacom Inc - B Shares 83,525 2,535
Walt Disney Co/The 412,308 58,964
$ 139,142

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.18%
Freeport-McMoRan Inc 342,616 $ 3,789
Newmont Goldcorp Corp 193,584 7,070
$ 10,859
Miscellaneous Manufacturers - 1.37%
3M Co 136,142 23,787
AO Smith Corp 33,335 1,515
Eaton Corp PLC 99,929 8,213
General Electric Co 2,059,716 21,524
Illinois Tool Works Inc 70,788 10,918
Ingersoll-Rand PLC 56,957 7,043
Parker-Hannifin Corp 30,299 5,305
Textron Inc 54,975 2,710
$ 81,015
Office & Business Equipment - 0.02%
Xerox Holdings Corp 46,157 1,482
Oil & Gas - 3.99%
Anadarko Petroleum Corp 118,592 8,735
Apache Corp 88,786 2,168
Cabot Oil & Gas Corp 99,973 1,915
Chevron Corp 449,909 55,388
Cimarex Energy Co 23,956 1,214
Concho Resources Inc 47,377 4,628
ConocoPhillips 266,929 15,770
Devon Energy Corp 98,064 2,648
Diamondback Energy Inc 36,559 3,781
EOG Resources Inc 137,063 11,767
Exxon Mobil Corp 999,317 74,309
Helmerich & Payne Inc 26,100 1,297
Hess Corp 60,200 3,903
HollyFrontier Corp 37,105 1,847
Marathon Oil Corp 193,178 2,718
Marathon Petroleum Corp 156,500 8,825
Noble Energy Inc 112,951 2,494
Occidental Petroleum Corp 176,670 9,074
Phillips 66 98,650 10,118
Pioneer Natural Resources Co 39,779 5,491
Valero Energy Corp 98,545 8,401
$ 236,491
Oil & Gas Services - 0.44%
Baker Hughes a GE Co 121,611 3,088
Halliburton Co 206,419 4,748
National Oilwell Varco Inc 91,148 2,171
Schlumberger Ltd 327,143 13,076
TechnipFMC PLC 99,476 2,739
$ 25,822
Packaging & Containers - 0.26%
Amcor PLC 383,346 4,063
Ball Corp 79,061 5,651
Packaging Corp of America 22,317 2,253
Sealed Air Corp 36,774 1,537
Westrock Co 60,709 2,189
$ 15,693
Pharmaceuticals - 5.40%
AbbVie Inc 349,158 23,261
Allergan PLC 72,777 11,681
AmerisourceBergen Corp 36,734 3,201
Bristol-Myers Squibb Co 386,332 17,157
Cardinal Health Inc 70,397 3,219
Cigna Corp 89,621 15,228
CVS Health Corp 306,824 17,142
Eli Lilly & Co 204,072 22,234
Johnson & Johnson 627,081 81,659
McKesson Corp 44,867 6,234
Merck & Co Inc 608,089 50,465
Mylan NV
( d)
121,743 2,545
Perrigo Co PLC 29,549 1,596
Pfizer Inc 1,311,247 50,929
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 113,050 $ 12,988
$ 319,539
Pipelines - 0.39%
Kinder Morgan Inc/DE 459,807 9,481
ONEOK Inc 97,486 6,832
Williams Cos Inc/The 286,200 7,052
$ 23,365
Real Estate - 0.07%
CBRE Group Inc
( d)
73,863 3,916
REITs - 2.96%
Alexandria Real Estate Equities Inc 26,673 3,904
American Tower Corp 104,398 22,093
Apartment Investment & Management Co 35,151 1,741
AvalonBay Communities Inc 32,924 6,874
Boston Properties Inc 36,495 4,852
Crown Castle International Corp 98,191 13,085
Digital Realty Trust Inc 49,193 5,626
Duke Realty Corp 84,891 2,829
Equinix Inc 19,855 9,969
Equity Residential 87,497 6,903
Essex Property Trust Inc 15,521 4,691
Extra Space Storage Inc 30,102 3,383
Federal Realty Investment Trust 17,691 2,335
HCP Inc 112,891 3,605
Host Hotels & Resorts Inc 174,987 3,043
Iron Mountain Inc 67,756 1,993
Kimco Realty Corp 99,679 1,915
Macerich Co/The 25,018 827
Mid-America Apartment Communities Inc 26,924 3,173
Prologis Inc 148,983 12,009
Public Storage 35,448 8,605
Realty Income Corp 74,354 5,146
Regency Centers Corp 39,468 2,632
SBA Communications Corp
( d)
26,748 6,564
Simon Property Group Inc 72,977 11,837
SL Green Realty Corp 19,916 1,615
UDR Inc 66,555 3,065
Ventas Inc 87,249 5,871
Vornado Realty Trust 40,999 2,637
Welltower Inc 95,640 7,950
Weyerhaeuser Co 175,906 4,470
$ 175,242
Retail - 5.49%
Advance Auto Parts Inc 16,943 2,552
AutoZone Inc
( d)
5,794 6,507
Best Buy Co Inc 54,873 4,199
CarMax Inc
( d)
39,252 3,445
Chipotle Mexican Grill Inc
( d)
5,760 4,582
Costco Wholesale Corp 103,871 28,630
Darden Restaurants Inc 29,045 3,531
Dollar General Corp 61,012 8,177
Dollar Tree Inc
( d)
56,112 5,709
Foot Locker Inc 26,527 1,089
Gap Inc/The 49,992 975
Genuine Parts Co 34,497 3,350
Home Depot Inc/The 259,871 55,532
Kohl's Corp 38,268 2,061
L Brands Inc 54,171 1,406
Lowe's Cos Inc 184,913 18,750
Macy's Inc 72,950 1,658
McDonald's Corp 180,339 38,001
Nordstrom Inc 24,838 822
O'Reilly Automotive Inc
( d)
18,487 7,039
Ross Stores Inc 86,784 9,202
Starbucks Corp 286,067 27,088
Target Corp 121,006 10,455
Tiffany & Co 25,520 2,397
TJX Cos Inc/The 286,413 15,627
Tractor Supply Co 28,494 3,101

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ulta Beauty Inc
( d)
13,117 $ 4,581
Walgreens Boots Alliance Inc 183,552 10,002
Walmart Inc 330,378 36,467
Yum! Brands Inc 72,266 8,131
$ 325,066
Savings & Loans - 0.03%
People's United Financial Inc 93,145 1,529
Semiconductors - 3.85%
Advanced Micro Devices Inc
( d)
209,474 6,379
Analog Devices Inc 87,331 10,258
Applied Materials Inc 221,094 10,915
Broadcom Inc 93,492 27,112
Intel Corp 1,057,397 53,451
IPG Photonics Corp
( d)
8,409 1,102
KLA Corp 38,173 5,204
Lam Research Corp 35,411 7,387
Maxim Integrated Products Inc 64,342 3,808
Microchip Technology Inc 56,194 5,306
Micron Technology Inc
( d)
261,382 11,734
NVIDIA Corp 143,836 24,268
Qorvo Inc
( d)
28,142 2,063
QUALCOMM Inc 287,128 21,006
Skyworks Solutions Inc 40,788 3,478
Texas Instruments Inc 221,589 27,701
Xilinx Inc 59,971 6,849
$ 228,021
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 9,813 2,240
Software - 7.79%
Activision Blizzard Inc 180,918 8,818
Adobe Inc
( d)
115,246 34,442
Akamai Technologies Inc
( d)
38,757 3,416
ANSYS Inc
( d)
19,822 4,026
Autodesk Inc
( d)
51,870 8,101
Broadridge Financial Solutions Inc 27,430 3,487
Cadence Design Systems Inc
( d)
66,374 4,906
Cerner Corp 76,859 5,507
Citrix Systems Inc 29,539 2,784
Electronic Arts Inc
( d)
70,065 6,481
Fidelity National Information Services Inc 144,511 19,256
Fiserv Inc
( d)
134,489 14,179
Intuit Inc 61,229 16,979
Jack Henry & Associates Inc 18,234 2,547
Microsoft Corp 1,809,835 246,626
MSCI Inc 19,999 4,545
Oracle Corp 573,109 32,266
Paychex Inc 75,545 6,274
salesforce.com Inc
( d)
183,407 28,336
Synopsys Inc
( d)
35,403 4,700
Take-Two Interactive Software Inc
( d)
26,581 3,257
$ 460,933
Telecommunications - 3.30%
Arista Networks Inc
( d)
12,487 3,415
AT&T Inc 1,723,671 58,691
CenturyLink Inc 226,612 2,740
Cisco Systems Inc 1,011,042 56,012
Corning Inc 185,346 5,699
Juniper Networks Inc 81,325 2,197
Motorola Solutions Inc 38,919 6,459
T-Mobile US Inc
( d)
74,580 5,946
Verizon Communications Inc 976,788 53,987
$ 195,146
Textiles - 0.03%
Mohawk Industries Inc
( d)
14,538 1,813
Toys, Games & Hobbies - 0.06%
Hasbro Inc 27,346 3,313
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.61%
CH Robinson Worldwide Inc 32,254 $ 2,701
CSX Corp 181,557 12,782
Expeditors International of Washington Inc 40,622 3,101
FedEx Corp 56,620 9,655
JB Hunt Transport Services Inc 20,545 2,103
Kansas City Southern 23,757 2,940
Norfolk Southern Corp 62,818 12,006
Union Pacific Corp 167,181 30,084
United Parcel Service Inc 164,744 19,682
$ 95,054
Water - 0.08%
American Water Works Co Inc 42,635 4,894
TOTAL COMMON STOCKS $ 5,859,062
Total Investments $ 5,931,737
Other Assets and Liabilities -  (0.21)% (12,406)
TOTAL NET ASSETS - 100.00% $ 5,919,331
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $– or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 21.45%
Financial 17.87%
Technology 17.01%
Communications 15.06%
Industrial 9.04%
Consumer, Cyclical 8.33%
Energy 4.82%
Utilities 3.22%
Basic Materials 2.18%
Money Market Funds 0.80%
Investment Companies 0.43%
Other Assets and Liabilities
(0.21)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 108,296 $ 467,179 $ 527,936 $ 47,539
$ 108,296 $ 467,179 $ 527,936 $ 47,539
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 1,378 $ — $ — $ —
$ 1,378 $ — $ — $ —
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2019 Long 232 $ 34,595 $ (193)
Total $ (193)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.62% Shares Held Value (000's)
Money Market Funds - 2.58%
BlackRock Liquidity FedFund 2.21%
(a),(b)
193,976 $ 194
Principal Government Money Market Fund
2.18%
(a),(c)
56,152,906 56,153
$ 56,347
Principal Exchange-Traded Funds - 0.04%
Principal Shareholder Yield Index ETF
( c)
4,298 139
Principal Sustainable Momentum Index ETF
( c)
5,382 154
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( c)
15,323 449
$ 742
TOTAL INVESTMENT COMPANIES $ 57,089
COMMON STOCKS - 97.48% Shares Held Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The 8,705 200
Omnicom Group Inc 5,603 449
$ 649
Aerospace & Defense - 4.30%
Arconic Inc 9,592 240
Boeing Co/The 50,742 17,312
General Dynamics Corp 155,010 28,822
L3Harris Technologies Inc 1,939 403
Northrop Grumman Corp 58,173 20,103
Raytheon Co 3,378 616
Spirit AeroSystems Holdings Inc 453 35
Teledyne Technologies Inc
( d)
904 263
TransDigm Group Inc
( d)
160 78
United Technologies Corp 195,083 26,063
$ 93,935
Agriculture - 0.93%
Altria Group Inc 26,466 1,246
Archer-Daniels-Midland Co 17,340 712
Bunge Ltd 3,412 199
Philip Morris International Inc 217,501 18,186
$ 20,343
Airlines - 0.06%
Alaska Air Group Inc 1,710 108
Copa Holdings SA 809 82
Delta Air Lines Inc 8,219 502
JetBlue Airways Corp
( d)
6,796 131
Southwest Airlines Co 3,487 180
United Airlines Holdings Inc
( d)
3,313 304
$ 1,307
Apparel - 0.04%
Capri Holdings Ltd
( d)
2,225 79
Carter's Inc 726 68
Columbia Sportswear Co 385 41
Hanesbrands Inc 2,572 41
PVH Corp 1,858 165
Ralph Lauren Corp 1,327 138
Skechers U.S.A. Inc
( d)
2,098 80
Tapestry Inc 7,141 221
$ 833
Automobile Manufacturers - 0.09%
Ford Motor Co 69,017 658
General Motors Co 21,906 884
PACCAR Inc 5,982 419
$ 1,961
Automobile Parts & Equipment - 0.04%
Aptiv PLC 4,234 371
BorgWarner Inc 5,060 191
Goodyear Tire & Rubber Co/The 6,142 84
Lear Corp 1,549 197
WABCO Holdings Inc
( d)
273 36
$ 879
Banks - 12.25%
Associated Banc-Corp 4,576 99
Bank of America Corp 1,296,005 39,762
Bank of Hawaii Corp 1,015 86
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The 15,036 $ 705
Bank OZK 3,432 105
BankUnited Inc 2,688 92
BB&T Corp 13,498 696
BOK Financial Corp 844 71
CIT Group Inc 2,401 121
Citigroup Inc 58,397 4,155
Citizens Financial Group Inc 20,216 753
Comerica Inc 3,606 264
Cullen/Frost Bankers Inc 1,392 132
East West Bancorp Inc 3,745 180
Fifth Third Bancorp 30,415 903
First Citizens BancShares Inc/NC 203 95
First Hawaiian Inc 3,694 99
First Horizon National Corp 8,477 139
First Republic Bank/CA 2,400 238
FNB Corp/PA 8,922 107
Goldman Sachs Group Inc/The 5,813 1,280
Huntington Bancshares Inc/OH 25,314 361
JPMorgan Chase & Co 587,311 68,128
KeyCorp 44,690 821
M&T Bank Corp 2,405 395
Morgan Stanley 21,358 952
Northern Trust Corp 249,893 24,490
PacWest Bancorp 3,166 122
Pinnacle Financial Partners Inc 1,965 119
PNC Financial Services Group Inc/The 7,962 1,138
Popular Inc 2,556 147
Prosperity Bancshares Inc 1,693 117
Regions Financial Corp 48,680 775
Signature Bank/New York NY 758 97
State Street Corp 6,577 382
SunTrust Banks Inc 7,823 521
SVB Financial Group
( d)
1,177 273
Synovus Financial Corp 3,713 142
TCF Financial Corp/DE 4,555 97
Texas Capital Bancshares Inc
( d)
1,344 85
Umpqua Holdings Corp 6,037 105
US Bancorp 724,310 41,395
Webster Financial Corp 2,369 121
Wells Fargo & Co 1,265,538 61,265
Western Alliance Bancorp 307,490 15,202
Wintrust Financial Corp 1,490 107
Zions Bancorp NA 4,516 204
$ 267,643
Beverages - 0.91%
Brown-Forman Corp - A Shares 335 18
Brown-Forman Corp - B Shares 186 10
Coca-Cola Co/The 21,527 1,133
Constellation Brands Inc 2,797 550
Molson Coors Brewing Co 4,364 236
PepsiCo Inc 140,952 18,015
$ 19,962
Biotechnology - 0.84%
Alexion Pharmaceuticals Inc
( d)
1,217 138
Alnylam Pharmaceuticals Inc
( d)
451 35
Amgen Inc 1,134 212
Biogen Inc
( d)
2,952 702
Bio-Rad Laboratories Inc
( d)
532 168
Bluebird Bio Inc
( d)
1,275 167
Corteva Inc 493,518 14,558
Exelixis Inc
( d)
4,092 87
Gilead Sciences Inc 25,367 1,662
Moderna Inc
( d),(e)
54 1
Regeneron Pharmaceuticals Inc
( d)
1,506 459
United Therapeutics Corp
( d)
1,002 79
$ 18,268

Schedule of Investments
LargeCap Value Fund III
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 1.37%
Fortune Brands Home & Security Inc 2,408 $ 132
Johnson Controls International plc 678,289 28,787
Lennox International Inc 131 33
Martin Marietta Materials Inc 1,053 261
Masco Corp 7,233 295
MDU Resources Group Inc 5,082 136
Owens Corning 2,545 148
Vulcan Materials Co 174 24
$ 29,816
Chemicals - 3.29%
Air Products & Chemicals Inc 176,932 40,388
Albemarle Corp 2,565 187
Ashland Global Holdings Inc 1,578 125
Axalta Coating Systems Ltd
( d)
3,719 110
Cabot Corp 1,620 73
Celanese Corp 3,082 346
Chemours Co/The 4,381 84
Dow Inc 150,615 7,295
DuPont de Nemours Inc 246,030 17,753
Eastman Chemical Co 3,431 259
FMC Corp 3,247 281
Huntsman Corp 6,001 123
International Flavors & Fragrances Inc 1,882 271
Linde PLC 13,337 2,551
LyondellBasell Industries NV 8,867 742
Mosaic Co/The 8,646 218
NewMarket Corp 57 24
Olin Corp 4,426 89
PPG Industries Inc 5,172 607
RPM International Inc 2,727 185
Univar Inc
( d)
3,910 87
Valvoline Inc 5,250 106
Westlake Chemical Corp 979 66
$ 71,970
Commercial Services - 2.54%
AMERCO 248 96
Aramark 661,000 23,922
Booz Allen Hamilton Holding Corp 138,704 9,536
CoreLogic Inc/United States
( d)
1,895 86
Equifax Inc 144,824 20,144
Graham Holdings Co 117 87
Grand Canyon Education Inc
( d)
1,065 116
H&R Block Inc 4,542 126
IHS Markit Ltd
( d)
6,090 392
Macquarie Infrastructure Corp 2,004 83
ManpowerGroup Inc 1,536 140
Nielsen Holdings PLC 7,618 176
Quanta Services Inc 2,892 108
Sabre Corp 5,481 129
Service Corp International/US 2,856 132
ServiceMaster Global Holdings Inc
( d)
2,771 147
United Rentals Inc
( d)
577 73
$ 55,493
Computers - 0.69%
Amdocs Ltd 3,329 213
Apple Inc 48,820 10,401
CACI International Inc
( d)
623 134
Cognizant Technology Solutions Corp 9,228 601
Dell Technologies Inc
( d)
1,162 67
DXC Technology Co 4,729 264
Hewlett Packard Enterprise Co 40,037 575
HP Inc 39,939 840
International Business Machines Corp 8,737 1,295
Leidos Holdings Inc 3,295 271
Western Digital Corp 6,900 372
$ 15,033
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.04%
Avery Dennison Corp 297 $ 34
Clorox Co/The 416 68
Kimberly-Clark Corp 6,024 817
Spectrum Brands Holdings Inc 979 49
$ 968
Cosmetics & Personal Care - 1.17%
Colgate-Palmolive Co 263,495 18,903
Coty Inc 7,185 78
Procter & Gamble Co/The 55,599 6,563
$ 25,544
Distribution & Wholesale - 0.03%
Fastenal Co 1,074 33
HD Supply Holdings Inc
( d)
4,436 180
IAA Inc
( d)
385 18
KAR Auction Services Inc 413 11
LKQ Corp
( d)
6,601 178
Resideo Technologies Inc
( d)
3,157 60
Watsco Inc 802 130
WESCO International Inc
( d)
1,186 60
$ 670
Diversified Financial Services - 1.44%
Affiliated Managers Group Inc 1,256 108
Air Lease Corp 2,355 98
Alliance Data Systems Corp 944 148
Ally Financial Inc 9,784 322
American Express Co 172,441 21,447
Ameriprise Financial Inc 5,008 729
BGC Partners Inc 9,141 50
BlackRock Inc 2,094 979
Capital One Financial Corp 14,860 1,373
Cboe Global Markets Inc 1,993 218
Charles Schwab Corp/The 8,466 366
CME Group Inc 6,249 1,215
Credit Acceptance Corp
( d)
42 20
Discover Financial Services 9,244 830
E*TRADE Financial Corp 4,827 236
Eaton Vance Corp 2,830 126
Evercore Inc - Class A 735 64
Franklin Resources Inc 6,991 228
Intercontinental Exchange Inc 5,909 519
Invesco Ltd 9,880 190
Janus Henderson Group PLC 4,487 90
Lazard Ltd 1,911 74
Legg Mason Inc 2,401 90
Navient Corp 6,005 85
OneMain Holdings Inc 1,985 82
Raymond James Financial Inc 2,430 196
Santander Consumer USA Holdings Inc 3,111 84
SEI Investments Co 1,738 104
SLM Corp 11,412 104
Synchrony Financial 22,666 813
T Rowe Price Group Inc 2,894 328
TD Ameritrade Holding Corp 1,066 54
Western Union Co/The 8,250 173
$ 31,543
Electric - 6.11%
AES Corp/VA 16,629 279
Alliant Energy Corp 5,762 285
Ameren Corp 7,624 577
American Electric Power Co Inc 13,279 1,166
Avangrid Inc 1,502 76
CenterPoint Energy Inc 8,858 257
CMS Energy Corp 343,606 20,005
Consolidated Edison Inc 9,602 816
Dominion Energy Inc 347,801 25,838
DTE Energy Co 152,362 19,366
Duke Energy Corp 12,859 1,115
Edison International 9,939 741
Entergy Corp 5,707 603

Schedule of Investments
LargeCap Value Fund III
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 8,229 $ 498
Eversource Energy 5,607 425
Exelon Corp 314,695 14,181
FirstEnergy Corp 9,371 412
Hawaiian Electric Industries Inc 2,939 132
IDACORP Inc 1,310 134
NextEra Energy Inc 105,056 21,765
NRG Energy Inc 6,695 228
OGE Energy Corp 4,915 211
PG&E Corp
( d)
12,621 229
Pinnacle West Capital Corp 2,810 256
PPL Corp 21,630 641
Public Service Enterprise Group Inc 8,905 509
Sempra Energy 7,395 1,001
Southern Co/The 27,381 1,539
Vistra Energy Corp 10,540 226
WEC Energy Group Inc 222,040 18,976
Xcel Energy Inc 14,716 877
$ 133,364
Electrical Components & Equipment - 0.07%
Acuity Brands Inc 738 99
AMETEK Inc 3,040 272
Emerson Electric Co 15,394 999
Hubbell Inc 698 91
Littelfuse Inc 597 101
$ 1,562
Electronics - 1.11%
ADT Inc
( e)
3,245 21
Agilent Technologies Inc 5,067 352
Allegion PLC 714 74
Arrow Electronics Inc
( d)
2,116 154
Avnet Inc 2,714 123
Coherent Inc
( d)
589 82
FLIR Systems Inc 3,090 153
Fortive Corp 7,453 567
Garmin Ltd 3,545 279
Gentex Corp 6,547 179
Honeywell International Inc 122,786 21,175
Jabil Inc 3,044 94
National Instruments Corp 3,130 131
nVent Electric PLC 4,259 106
PerkinElmer Inc 2,143 184
Sensata Technologies Holding PLC
( d)
2,389 113
SYNNEX Corp 1,092 108
Trimble Inc
( d)
5,092 215
Woodward Inc 386 43
$ 24,153
Engineering & Construction - 0.59%
AECOM
( d)
4,016 144
frontdoor Inc
( d)
2,336 107
Jacobs Engineering Group Inc 152,435 12,577
$ 12,828
Entertainment - 0.02%
Cinemark Holdings Inc 2,829 113
Lions Gate Entertainment Corp - A shares 1,335 17
Lions Gate Entertainment Corp - B shares 3,230 40
Madison Square Garden Co/ The
( d)
421 122
Six Flags Entertainment Corp 1,781 94
Vail Resorts Inc 143 35
$ 421
Environmental Control - 0.06%
Clean Harbors Inc
( d)
1,330 103
Pentair PLC 4,278 166
Republic Services Inc 6,564 582
Waste Management Inc 3,527 413
$ 1,264
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.96%
Campbell Soup Co 2,113 $ 87
Conagra Brands Inc 11,688 337
Flowers Foods Inc 5,192 123
General Mills Inc 361,876 19,219
Hershey Co/The 1,670 253
Hormel Foods Corp 449,593 18,428
Ingredion Inc 1,768 137
JM Smucker Co/The 2,688 299
Kellogg Co 3,782 220
Kraft Heinz Co/The 11,012 353
Kroger Co/The 27,747 587
Lamb Weston Holdings Inc 2,733 184
McCormick & Co Inc/MD 766 122
Mondelez International Inc 25,098 1,343
Pilgrim's Pride Corp
( d)
1,438 39
Post Holdings Inc
( d)
938 101
Sprouts Farmers Market Inc
( d)
2,386 40
TreeHouse Foods Inc
( d)
1,305 78
Tyson Foods Inc 9,111 724
US Foods Holding Corp
( d)
5,524 195
$ 42,869
Forest Products & Paper - 0.03%
Domtar Corp 1,815 77
International Paper Co 13,008 571
$ 648
Gas - 0.04%
Atmos Energy Corp 2,801 305
National Fuel Gas Co 2,213 106
NiSource Inc 8,760 260
UGI Corp 4,116 210
$ 881
Hand & Machine Tools - 0.03%
Lincoln Electric Holdings Inc 270 23
Regal Beloit Corp 1,182 94
Snap-on Inc 1,365 208
Stanley Black & Decker Inc 2,673 395
$ 720
Healthcare - Products - 5.15%
Abbott Laboratories 244,224 21,272
Baxter International Inc 9,673 812
Becton Dickinson and Co 101,177 25,578
Cooper Cos Inc/The 1,929 651
Danaher Corp 16,320 2,293
DENTSPLY SIRONA Inc 5,511 300
Henry Schein Inc
( d)
3,303 220
Hill-Rom Holdings Inc 922 98
Hologic Inc
( d)
1,574 81
ICU Medical Inc
( d)
350 89
Integra LifeSciences Holdings Corp
( d)
1,868 118
Medtronic PLC 576,369 58,755
QIAGEN NV
( d)
5,461 206
STERIS PLC 1,968 293
Thermo Fisher Scientific Inc 4,085 1,134
West Pharmaceutical Services Inc 557 76
Zimmer Biomet Holdings Inc 3,617 489
$ 112,465
Healthcare - Services - 2.74%
Anthem Inc 74,850 22,051
Catalent Inc
( d)
3,548 200
Centene Corp
( d)
1,186 62
Encompass Health Corp 1,384 88
HCA Healthcare Inc 4,822 644
Humana Inc 1,364 405
IQVIA Holdings Inc
( d)
1,817 289
Laboratory Corp of America Holdings
( d)
3,908 655
MEDNAX Inc
( d)
2,370 58
Molina Healthcare Inc
( d)
436 58
Quest Diagnostics Inc 3,295 336
UnitedHealth Group Inc 139,637 34,772

Schedule of Investments
LargeCap Value Fund III
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Universal Health Services Inc 2,011 $ 303
WellCare Health Plans Inc
( d)
79 23
$ 59,944
Home Builders - 0.04%
DR Horton Inc 5,998 276
Lennar Corp - A Shares 4,108 195
Lennar Corp - B Shares 579 22
PulteGroup Inc 6,482 204
Thor Industries Inc 1,444 86
Toll Brothers Inc 3,546 128
$ 911
Home Furnishings - 0.02%
Dolby Laboratories Inc 1,428 97
Leggett & Platt Inc 3,211 128
Whirlpool Corp 1,524 222
$ 447
Insurance - 5.72%
Aflac Inc 23,746 1,250
Alleghany Corp
( d)
309 212
Allstate Corp/The 11,428 1,227
American Financial Group Inc/OH 1,881 193
American International Group Inc 903,548 50,589
American National Insurance Co 330 40
Arch Capital Group Ltd
( d)
8,154 315
Arthur J Gallagher & Co 212,905 19,253
Assurant Inc 1,559 177
Assured Guaranty Ltd 2,622 115
Athene Holding Ltd
( d)
2,593 106
AXA Equitable Holdings Inc 7,440 167
Axis Capital Holdings Ltd 1,948 124
Berkshire Hathaway Inc - Class B
( d)
46,926 9,640
Brighthouse Financial Inc
( d)
3,129 123
Brown & Brown Inc 5,365 193
Chubb Ltd 203,927 31,168
Cincinnati Financial Corp 2,687 288
CNA Financial Corp 1,043 50
Erie Indemnity Co 233 52
Everest Re Group Ltd 722 178
Fidelity National Financial Inc 6,531 280
First American Financial Corp 2,869 166
Hanover Insurance Group Inc/The 1,077 140
Hartford Financial Services Group Inc/The 15,200 876
Kemper Corp 1,363 120
Lincoln National Corp 4,956 324
Loews Corp 4,629 248
Markel Corp
( d)
220 245
Marsh & McLennan Cos Inc 1,091 108
Mercury General Corp 909 52
MetLife Inc 26,425 1,306
MGIC Investment Corp 9,598 123
Old Republic International Corp 7,289 166
Primerica Inc 403 49
Progressive Corp/The 13,420 1,087
Prudential Financial Inc 13,214 1,339
Reinsurance Group of America Inc 1,568 245
RenaissanceRe Holdings Ltd 721 131
Torchmark Corp 2,672 244
Travelers Cos Inc/The 7,532 1,104
Unum Group 5,451 174
Voya Financial Inc 3,391 190
White Mountains Insurance Group Ltd 83 89
Willis Towers Watson PLC 2,277 445
WR Berkley Corp 3,549 246
$ 124,957
Internet - 0.96%
Alphabet Inc - A Shares
( d)
16,383 19,958
F5 Networks Inc
( d)
220 32
IAC/ InterActiveCorp
( d)
1,855 444
Lyft Inc
( d),(e)
513 31
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Symantec Corp 14,116 $ 304
TripAdvisor Inc
( d)
384 17
VeriSign Inc
( d)
1,244 263
$ 21,049
Iron & Steel - 0.04%
Nucor Corp 10,243 557
Reliance Steel & Aluminum Co 1,707 171
Steel Dynamics Inc 5,536 174
$ 902
Leisure Products & Services - 0.05%
Brunswick Corp/DE 2,128 105
Carnival Corp 7,024 332
Harley-Davidson Inc 3,894 139
Norwegian Cruise Line Holdings Ltd
( d)
4,141 205
Polaris Industries Inc 246 23
Royal Caribbean Cruises Ltd 3,024 352
$ 1,156
Lodging - 0.05%
Choice Hotels International Inc 601 52
Extended Stay America Inc 5,158 86
Hilton Grand Vacations Inc
( d)
2,035 66
Hyatt Hotels Corp 967 75
Las Vegas Sands Corp 3,130 189
MGM Resorts International 8,397 252
Wyndham Destinations Inc 2,395 113
Wyndham Hotels & Resorts Inc 1,715 97
Wynn Resorts Ltd 436 57
$ 987
Machinery - Construction & Mining - 0.06%
BWX Technologies Inc 727 39
Caterpillar Inc 9,029 1,189
Oshkosh Corp 1,739 145
$ 1,373
Machinery - Diversified - 0.87%
AGCO Corp 1,613 124
Crane Co 1,389 116
Cummins Inc 4,561 748
Curtiss-Wright Corp 1,127 143
Deere & Co 5,000 828
Dover Corp 1,437 139
Flowserve Corp 2,521 126
Gardner Denver Holdings Inc
( d)
3,409 112
Gates Industrial Corp PLC
( d)
1,805 20
GrafTech International Ltd 2,318 27
IDEX Corp 991 167
Nordson Corp 244 35
Roper Technologies Inc 2,482 903
Wabtec Corp 199,731 15,515
$ 19,003
Media - 3.32%
CBS Corp 6,161 317
Charter Communications Inc
( d)
1,163 448
Comcast Corp - Class A 853,313 36,838
Discovery Inc - A Shares
( d)
4,030 122
Discovery Inc - C Shares
( d)
8,605 243
DISH Network Corp
( d)
5,340 181
Fox Corp - A Shares 7,734 289
Fox Corp - B Shares 3,814 142
John Wiley & Sons Inc 1,248 57
Liberty Broadband Corp - A Shares
( d)
642 63
Liberty Broadband Corp - C Shares
( d)
2,468 246
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
851 32
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
4,744 187
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
2,207 92

Schedule of Investments
LargeCap Value Fund III
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
3,930 $ 164
New York Times Co/The 3,402 121
News Corp - A Shares 9,838 129
News Corp - B Shares 3,776 51
Nexstar Media Group Inc 380 39
Sinclair Broadcast Group Inc 325 16
Tribune Media Co 2,314 108
Viacom Inc - A Shares 599 21
Viacom Inc - B Shares 8,668 263
Walt Disney Co/The 226,373 32,373
$ 72,542
Metal Fabrication & Hardware - 0.01%
Timken Co/The 1,857 85
Valmont Industries Inc 612 84
$ 169
Mining - 0.04%
Alcoa Corp
( d)
4,626 104
Freeport-McMoRan Inc 25,551 282
Newmont Goldcorp Corp 14,423 527
$ 913
Miscellaneous Manufacturers - 1.18%
3M Co 2,323 406
AO Smith Corp 2,952 134
AptarGroup Inc 1,023 124
Carlisle Cos Inc 312 45
Eaton Corp PLC 7,456 613
General Electric Co 2,211,373 23,109
Hexcel Corp 417 34
Ingersoll-Rand PLC 1,664 206
ITT Inc 2,304 144
Parker-Hannifin Corp 3,910 684
Textron Inc 5,683 280
$ 25,779
Office & Business Equipment - 0.01%
Xerox Holdings Corp 4,700 151
Oil & Gas - 9.15%
Anadarko Petroleum Corp 6,534 481
Antero Resources Corp
( d)
7,950 37
Apache Corp 9,052 221
BP PLC ADR 437,925 17,403
Cabot Oil & Gas Corp 4,351 83
Centennial Resource Development Inc/ DE
( d)
5,306 32
Chesapeake Energy Corp
( d),(e)
33,583 61
Chevron Corp 426,218 52,471
Cimarex Energy Co 2,598 132
Concho Resources Inc 3,504 342
ConocoPhillips 313,023 18,494
Continental Resources Inc/ OK
( d)
2,400 89
Devon Energy Corp 10,166 275
Diamondback Energy Inc 2,293 237
EOG Resources Inc 424,437 36,438
EQT Corp 6,833 103
Exxon Mobil Corp 101,423 7,542
Helmerich & Payne Inc 2,787 139
Hess Corp 241,632 15,667
HollyFrontier Corp 4,063 202
Kosmos Energy Ltd 10,462 63
Marathon Oil Corp 20,109 283
Marathon Petroleum Corp 19,595 1,105
Murphy Oil Corp 4,433 107
Occidental Petroleum Corp 13,206 678
Parsley Energy Inc
( d)
3,248 54
PBF Energy Inc 3,336 93
Phillips 66 317,252 32,537
Pioneer Natural Resources Co 1,696 234
Range Resources Corp
( e)
4,811 27
Valero Energy Corp 166,474 14,192
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
WPX Energy Inc
( d)
10,732 $ 112
$ 199,934
Oil & Gas Services - 0.54%
Apergy Corp
( d)
2,257 74
Baker Hughes a GE Co 12,577 319
Halliburton Co 15,353 353
National Oilwell Varco Inc 9,439 225
Patterson-UTI Energy Inc 6,019 70
Schlumberger Ltd 267,709 10,700
$ 11,741
Packaging & Containers - 0.06%
Berry Global Group Inc
( d)
2,233 101
Crown Holdings Inc
( d)
1,550 99
Graphic Packaging Holding Co 7,377 110
Owens-Illinois Inc 4,407 75
Packaging Corp of America 2,372 239
Sealed Air Corp 3,722 155
Silgan Holdings Inc 2,455 74
Sonoco Products Co 2,599 156
Westrock Co 6,165 222
$ 1,231
Pharmaceuticals - 5.22%
Agios Pharmaceuticals Inc
( d)
1,068 51
Alkermes PLC
( d)
3,614 84
Allergan PLC 5,791 930
Bristol-Myers Squibb Co 17,043 757
Cardinal Health Inc 7,292 334
Cigna Corp 44,846 7,620
CVS Health Corp 955,241 53,369
Elanco Animal Health Inc
( d)
8,925 294
Herbalife Nutrition Ltd
( d)
2,409 99
Horizon Therapeutics Plc
( d)
4,602 115
Jazz Pharmaceuticals PLC
( d)
254 35
Johnson & Johnson 255,109 33,220
McKesson Corp 6,356 883
Merck & Co Inc 7,085 588
Mylan NV
( d)
12,357 258
Perrigo Co PLC 3,123 169
Pfizer Inc 98,252 3,816
Premier Inc
( d)
1,637 64
Sanofi ADR 273,003 11,384
$ 114,070
Pipelines - 0.09%
Antero Midstream Corp 6,412 58
Cheniere Energy Inc
( d)
1,744 114
Equitrans Midstream Corp 4,983 83
Kinder Morgan Inc/DE 34,436 710
ONEOK Inc 4,937 346
Targa Resources Corp 5,448 212
Williams Cos Inc/The 21,405 527
$ 2,050
Real Estate - 0.01%
CBRE Group Inc
( d)
3,725 197
REITs - 2.76%
AGNC Investment Corp 13,179 226
Alexandria Real Estate Equities Inc 1,966 288
American Campus Communities Inc 3,676 172
American Homes 4 Rent 4,447 108
Apartment Investment & Management Co 3,934 195
Apple Hospitality REIT Inc 6,374 100
AvalonBay Communities Inc 3,873 809
Boston Properties Inc 4,429 589
Brandywine Realty Trust 4,861 72
Brixmor Property Group Inc 8,090 154
Camden Property Trust 2,385 247
Chimera Investment Corp 5,117 99
Columbia Property Trust Inc 3,085 68
CoreSite Realty Corp 303 32

Schedule of Investments
LargeCap Value Fund III
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Corporate Office Properties Trust 3,334 $ 93
Cousins Properties Inc 3,912 138
Crown Castle International Corp 73,475 9,791
CubeSmart 5,077 172
CyrusOne Inc 2,793 160
Digital Realty Trust Inc 3,664 419
Douglas Emmett Inc 4,376 179
Duke Realty Corp 8,926 297
Empire State Realty Trust Inc 4,433 62
EPR Properties 2,078 155
Equity Commonwealth 3,465 116
Equity Residential 10,143 800
Essex Property Trust Inc 1,949 589
Extra Space Storage Inc 760 85
Federal Realty Investment Trust 1,870 247
Gaming and Leisure Properties Inc 5,359 202
HCP Inc 8,442 270
Healthcare Trust of America Inc 5,250 141
Highwoods Properties Inc 2,671 121
Hospitality Properties Trust 4,603 114
Host Hotels & Resorts Inc 17,625 306
Hudson Pacific Properties Inc 3,792 134
Invitation Homes Inc 9,890 272
JBG SMITH Properties 3,284 128
Kilroy Realty Corp 2,513 200
Kimco Realty Corp 10,277 197
Liberty Property Trust 3,875 203
Life Storage Inc 1,333 130
Medical Properties Trust Inc 10,028 175
MFA Financial Inc 12,508 90
Mid-America Apartment Communities Inc 2,847 335
National Retail Properties Inc 4,186 219
Omega Healthcare Investors Inc 5,524 201
Outfront Media Inc 3,408 93
Paramount Group Inc 5,608 78
Park Hotels & Resorts Inc 5,008 132
Prologis Inc 16,016 1,291
Public Storage 76,576 18,589
Rayonier Inc 3,330 97
Realty Income Corp 5,552 384
Regency Centers Corp 4,200 280
Retail Properties of America Inc 6,130 75
Simon Property Group Inc 95,908 15,556
SITE Centers Corp 4,246 60
Spirit Realty Capital Inc 2,505 111
Starwood Property Trust Inc 7,102 165
STORE Capital Corp 5,581 191
Sun Communities Inc 1,689 224
Taubman Centers Inc 1,604 65
Two Harbors Investment Corp 7,239 97
UDR Inc 6,460 298
Ventas Inc 9,780 658
VEREIT Inc 24,746 226
VICI Properties Inc 10,744 229
Weingarten Realty Investors 3,664 102
Welltower Inc 7,146 594
Weyerhaeuser Co 13,137 334
WP Carey Inc 4,199 363
$ 60,192
Retail - 6.41%
Advance Auto Parts Inc 271,378 40,881
AutoNation Inc
( d)
1,549 75
Best Buy Co Inc 6,736 516
CarMax Inc
( d)
1,542 135
Casey's General Stores Inc 703 114
Dick's Sporting Goods Inc 1,968 73
Dollar General Corp 254,197 34,067
Dollar Tree Inc
( d)
1,906 194
Dunkin' Brands Group Inc 287 23
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Foot Locker Inc 2,919 $ 120
Gap Inc/The 5,698 111
Genuine Parts Co 4,812 467
Home Depot Inc/The 100,445 21,465
Kohl's Corp 4,004 216
L Brands Inc 4,908 127
Lowe's Cos Inc 304,827 30,910
Macy's Inc 7,587 172
McDonald's Corp 15,681 3,304
MSC Industrial Direct Co Inc 1,232 88
Nu Skin Enterprises Inc 1,616 65
Penske Automotive Group Inc 1,084 50
Qurate Retail Inc
( d)
9,643 136
Target Corp 12,915 1,116
Tiffany & Co 2,845 267
Urban Outfitters Inc
( d)
2,309 55
Walgreens Boots Alliance Inc 21,640 1,179
Walmart Inc 34,267 3,782
Williams-Sonoma Inc 1,641 109
Yum China Holdings Inc 1,236 56
Yum! Brands Inc 2,322 261
$ 140,134
Savings & Loans - 0.39%
New York Community Bancorp Inc 724,040 8,348
Sterling Bancorp/DE 5,509 121
$ 8,469
Semiconductors - 3.50%
Analog Devices Inc 5,612 659
Applied Materials Inc 7,763 383
Broadcom Inc 40,995 11,888
Cree Inc
( d)
2,352 146
Cypress Semiconductor Corp 8,834 203
Intel Corp 106,533 5,385
Lam Research Corp 1,090 228
Marvell Technology Group Ltd 394,958 10,372
Maxim Integrated Products Inc 5,878 348
Microchip Technology Inc 2,947 278
Micron Technology Inc
( d)
19,523 877
MKS Instruments Inc 1,339 114
ON Semiconductor Corp
( d)
9,807 211
Qorvo Inc
( d)
2,965 217
QUALCOMM Inc 350,602 25,650
Skyworks Solutions Inc 3,868 330
Texas Instruments Inc 153,059 19,134
$ 76,423
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 251 57
Software - 4.15%
Activision Blizzard Inc 12,650 617
Akamai Technologies Inc
( d)
421 37
Autodesk Inc
( d)
1,684 263
Ceridian HCM Holding Inc
( d)
431 23
Citrix Systems Inc 405 38
Covetrus Inc
( d),(e)
2,716 64
Electronic Arts Inc
( d)
502 46
Fidelity National Information Services Inc 5,393 719
Jack Henry & Associates Inc 238 33
Microsoft Corp 431,108 58,747
Nuance Communications Inc
( d)
7,350 122
Oracle Corp 525,109 29,564
SolarWinds Corp
( d)
1,101 20
SS&C Technologies Holdings Inc 631 30
Take-Two Interactive Software Inc
( d)
1,441 177
Zynga Inc
( d)
17,716 113
$ 90,613
Telecommunications - 3.36%
AT&T Inc 1,153,429 39,274
CenturyLink Inc 25,800 312
Ciena Corp
( d)
3,872 175

Schedule of Investments
LargeCap Value Fund III
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
CommScope Holding Co Inc
( d)
4,956 $ 71
Corning Inc 9,317 287
EchoStar Corp
( d)
1,324 60
Juniper Networks Inc 8,401 227
Motorola Solutions Inc 160,301 26,604
Sprint Corp
( d)
13,550 99
Telephone & Data Systems Inc 2,640 85
T-Mobile US Inc
( d)
6,444 514
United States Cellular Corp
( d)
530 25
Verizon Communications Inc 100,706 5,566
ViaSat Inc
( d)
1,388 113
$ 73,412
Transportation - 1.48%
CH Robinson Worldwide Inc 902 76
CSX Corp 13,722 966
Expeditors International of Washington Inc 1,379 105
FedEx Corp 4,253 725
Genesee & Wyoming Inc
( d)
1,205 132
JB Hunt Transport Services Inc 90,776 9,293
Kansas City Southern 2,444 303
Knight-Swift Transportation Holdings Inc 2,989 107
Landstar System Inc 200 22
Norfolk Southern Corp 6,205 1,186
Old Dominion Freight Line Inc 984 164
Ryder System Inc 1,309 70
Schneider National Inc 1,407 27
Union Pacific Corp 106,394 19,146
XPO Logistics Inc
( d)
969 65
$ 32,387
Water - 0.02%
American Water Works Co Inc 3,186 366
TOTAL COMMON STOCKS $ 2,129,551
Total Investments $ 2,186,640
Other Assets and Liabilities -  (0.10)% (2,099)
TOTAL NET ASSETS - 100.00% $ 2,184,541
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $194 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 22.57%
Consumer, Non-cyclical 21.50%
Industrial 11.19%
Energy 9.78%
Technology 8.35%
Communications 7.67%
Consumer, Cyclical 6.85%
Utilities 6.17%
Basic Materials 3.40%
Money Market Funds 2.58%
Domestic Equity Funds 0.04%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 83,492 $ 581,892 $ 609,231 $ 56,153
Principal Shareholder Yield Index ETF — 135 — 139
Principal Sustainable Momentum Index ETF — 142 — 154
Principal U.S. Mega-Cap Multi-Factor Index ETF — 413 — 449
$ 83,492 $ 582,582 $ 609,23 1 $ 56,895
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 942 $ — $ — $ —
Principal Shareholder Yield Index ETF 2 — — 4
Principal Sustainable Momentum Index ETF 2 — — 12
Principal U.S. Mega-Cap Multi-Factor Index ETF 7 — — 3 6
$ 953 $ — $ — $ 5 2
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2019 Long 102 $ 15,210 $ 69
Total $ 69
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.37% Shares Held Value (000's)
Money Market Funds - 0.37%
BlackRock Liquidity FedFund 2.21%
(a),(b)
22,169,632 $ 22,169
Principal Government Money Market Fund
2.18%
(a),(b),(c)
39,601,929 39,602
$ 61,771
TOTAL INVESTMENT COMPANIES $ 61,771
COMMON STOCKS - 100.02% Shares Held Value (000's)
Aerospace & Defense - 4.30%
HEICO Corp - Class A 473,423 49,894
TransDigm Group Inc
( d)
1,378,280 669,072
$ 718,966
Banks - 2.26%
First Republic Bank/CA 2,874,552 285,616
M&T Bank Corp 560,780 92,108
$ 377,724
Beverages - 0.53%
Brown-Forman Corp - B Shares 1,620,816 88,837
Building Materials - 4.42%
Martin Marietta Materials Inc 1,155,823 286,355
Summit Materials Inc
( d)
3,747,338 69,101
Vulcan Materials Co 2,769,505 383,161
$ 738,617
Chemicals - 1.07%
Air Products & Chemicals Inc 782,813 178,693
Commercial Services - 10.60%
AMERCO 306,196 118,498
Gartner Inc
( d)
2,658,513 370,411
IHS Markit Ltd
( d)
4,975,991 320,553
Moody's Corp 821,480 176,076
S&P Global Inc 585,383 143,389
TransUnion 3,991,667 330,470
Verisk Analytics Inc 2,066,260 313,493
$ 1,772,890
Distribution & Wholesale - 3.19%
Copart Inc
( d)
5,017,114 388,977
Fastenal Co 4,705,962 144,943
$ 533,920
Electric - 1.98%
Brookfield Infrastructure Partners LP
( e)
5,784,491 256,137
Brookfield Renewable Partners LP
( e)
2,114,996 75,823
$ 331,960
Electronics - 1.43%
Mettler-Toledo International Inc
( d)
315,399 238,678
Entertainment - 2.99%
Live Nation Entertainment Inc
( d)
2,993,601 215,719
Vail Resorts Inc 1,153,096 284,261
$ 499,980
Hand & Machine Tools - 0.85%
Colfax Corp
( d)
5,162,087 142,887
Healthcare - Products - 1.12%
IDEXX Laboratories Inc
( d)
664,423 187,401
Home Builders - 1.46%
Lennar Corp - A Shares 2,810,464 133,694
Lennar Corp - B Shares 37,905 1,440
NVR Inc
( d)
32,574 108,932
$ 244,066
Insurance - 10.16%
Aon PLC 759,353 143,708
Arch Capital Group Ltd
( d)
7,383,546 285,669
Brown & Brown Inc 6,530,860 234,654
Fidelity National Financial Inc 8,508,236 364,833
Markel Corp
( d)
452,629 504,197
Progressive Corp/The 2,029,849 164,377
Trisura Group Ltd
( d)
102,584 2,301
$ 1,699,739
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 4.85%
Expedia Group Inc 26,863 $ 3,566
Shopify Inc
( d)
225,899 71,809
VeriSign Inc
( d)
1,726,785 364,507
Wayfair Inc
( d)
671,546 88,080
Wix.com Ltd
( d)
1,901,000 282,336
$ 810,298
Lodging - 3.30%
Hilton Worldwide Holdings Inc 4,268,429 412,117
Hyatt Hotels Corp 1,797,054 139,002
$ 551,119
Machinery - Diversified - 1.80%
Cognex Corp 358,126 15,761
Roper Technologies Inc 783,279 284,840
$ 300,601
Media - 4.58%
Liberty Broadband Corp - A Shares
( d)
672,380 66,021
Liberty Broadband Corp - C Shares
( d)
1,238,075 123,201
Liberty Global PLC - A Shares
( d)
481,025 12,829
Liberty Global PLC - C Shares
( d)
5,854,114 152,441
Liberty Media Corp-Liberty Braves - A Shares
( d)
146,140 4,224
Liberty Media Corp-Liberty Braves - C Shares
( d)
599,994 17,262
Liberty Media Corp-Liberty Formula One - A
Shares
( d)
513,920 19,262
Liberty Media Corp-Liberty Formula One - C
Shares
( d)
4,826,672 190,074
Liberty Media Corp-Liberty SiriusXM - A Shares
( d)
1,029,264 42,848
Liberty Media Corp-Liberty SiriusXM - C Shares
( d)
3,278,938 137,256
$ 765,418
Pharmaceuticals - 0.11%
Elanco Animal Health Inc
( d)
577,471 19,033
Private Equity - 7.37%
Brookfield Asset Management Inc 13,645,945 668,651
Kennedy-Wilson Holdings Inc 6,022,035 129,594
KKR & Co Inc 9,569,622 255,988
Onex Corp 2,954,837 178,354
$ 1,232,587
Real Estate - 3.85%
Brookfield Business Partners LP 450,901 17,125
Brookfield Property Partners LP
( e)
2,757,438 53,274
CBRE Group Inc
( d)
6,434,912 341,114
Howard Hughes Corp/ The
( d)
1,723,273 232,642
$ 644,155
REITs - 4.27%
Equinix Inc 252,891 126,977
SBA Communications Corp
( d)
2,268,817 556,790
Vornado Realty Trust 483,301 31,086
$ 714,853
Retail - 10.91%
CarMax Inc
( d)
5,657,163 496,472
Dollar General Corp 1,227,732 164,541
Domino's Pizza Inc 878,964 214,933
O'Reilly Automotive Inc
( d)
1,123,967 427,962
Restaurant Brands International Inc 6,659,358 490,795
Ross Stores Inc 287,469 30,480
$ 1,825,183
Semiconductors - 1.54%
Microchip Technology Inc 2,724,458 257,243
Software - 9.19%
ANSYS Inc
( d)
1,427,827 290,020
Autodesk Inc
( d)
1,870,328 292,089
Black Knight Inc
( d)
6,078,155 384,869
Guidewire Software Inc
( d)
1,563,441 159,596
MSCI Inc 618,312 140,505
RealPage Inc
( d)
2,983,904 186,434
Slack Technologies Inc
( d),(e)
2,502,234 83,625
$ 1,537,138

Schedule of Investments
MidCap Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.72%
EchoStar Corp
( d)
414,196 $ 18,854
GCI Liberty Inc
( d)
2,396,202 143,125
Motorola Solutions Inc 757,407 125,700
$ 287,679
Textiles - 0.17%
Mohawk Industries Inc
( d)
226,598 28,255
TOTAL COMMON STOCKS $ 16,727,920
Total Investments $ 16,789,691
Other Assets and Liabilities -  (0.39)% (64,704)
TOTAL NET ASSETS - 100.00% $ 16,724,987
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $50,270 or 0.30 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 27.91%
Consumer, Cyclical 22.02%
Industrial 12.80%
Consumer, Non-cyclical 12.36%
Communications 11.15%
Technology 10.73%
Utilities 1.98%
Basic Materials 1.07%
Money Market Funds 0.37%
Other Assets and Liabilities
(0.39)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 3 $ 568,390 $ 528,791 $ 39,602
$ 3 $ 568,390 $ 528,791 $ 39,602
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 78 $ — $ — $ —
$ 78 $ — $ — $ —
Amounts in thousands

Schedule of Investments
MidCap Growth Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.54% Shares Held Value (000's)
Money Market Funds - 2.54%
BlackRock Liquidity FedFund 2.21%
(a),(b)
1,970,444 $ 1,970
Principal Government Money Market Fund
2.18%
(a),(c)
2,784,070 2,784
$ 4,754
TOTAL INVESTMENT COMPANIES $ 4,754
COMMON STOCKS - 98.12% Shares Held Value (000's)
Aerospace & Defense - 3.27%
AAR Corp 44,489 1,863
L3Harris Technologies Inc 9,062 1,881
TransDigm Group Inc
( d)
4,899 2,378
$ 6,122
Apparel - 1.47%
VF Corp 31,450 2,748
Biotechnology - 2.80%
Exact Sciences Corp
( d)
32,887 3,785
Incyte Corp
( d)
17,096 1,452
$ 5,237
Building Materials - 2.68%
Martin Marietta Materials Inc 9,986 2,474
Vulcan Materials Co 18,346 2,538
$ 5,012
Commercial Services - 12.79%
CoStar Group Inc
( d)
8,636 5,315
Euronet Worldwide Inc
( d)
22,182 3,458
Global Payments Inc 18,352 3,082
Grand Canyon Education Inc
( d)
22,973 2,499
Strategic Education Inc 22,401 3,987
TransUnion 17,235 1,427
WEX Inc
( d)
19,118 4,169
$ 23,937
Computers - 2.39%
Rapid7 Inc
( d)
73,653 4,467
Consumer Products - 0.98%
Church & Dwight Co Inc 24,395 1,840
Diversified Financial Services - 2.01%
Synchrony Financial 104,586 3,753
Electronics - 3.35%
Keysight Technologies Inc
( d)
70,015 6,268
Environmental Control - 1.57%
Clean Harbors Inc
( d)
37,704 2,934
Healthcare - Products - 7.91%
Edwards Lifesciences Corp
( d)
13,648 2,905
Inspire Medical Systems Inc
( d)
46,698 3,158
Insulet Corp
( d)
24,861 3,056
Penumbra Inc
( d),(e)
10,780 1,807
Tandem Diabetes Care Inc
( d)
61,213 3,883
$ 14,809
Healthcare - Services - 1.51%
IQVIA Holdings Inc
( d)
17,711 2,819
Insurance - 2.33%
Progressive Corp/The 53,772 4,354
Internet - 13.17%
Anaplan Inc
( d)
19,790 1,127
Etsy Inc
( d)
73,846 4,949
Expedia Group Inc 10,378 1,378
IAC/ InterActiveCorp
( d)
17,988 4,300
MercadoLibre Inc
( d)
5,575 3,464
RingCentral Inc
( d)
16,987 2,412
Twitter Inc
( d)
54,928 2,324
Zendesk Inc
( d)
56,043 4,683
$ 24,637
Machinery - Diversified - 3.26%
Chart Industries Inc
( d)
45,201 3,414
Middleby Corp/ The
( d)
19,959 2,682
$ 6,096
Oil & Gas - 1.30%
Diamondback Energy Inc 23,461 2,427
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 1.30%
Crown Holdings Inc
( d)
38,103 $ 2,439
Pharmaceuticals - 3.19%
DexCom Inc
( d)
26,220 4,113
Sarepta Therapeutics Inc
( d)
12,453 1,854
$ 5,967
Retail - 7.65%
Chipotle Mexican Grill Inc
( d)
4,365 3,472
Dollar General Corp 15,402 2,064
Lululemon Athletica Inc
( d)
10,304 1,969
Restaurant Brands International Inc 31,771 2,342
Ulta Beauty Inc
( d)
12,811 4,474
$ 14,321
Semiconductors - 5.58%
Advanced Micro Devices Inc
( d)
63,856 1,945
Cree Inc
( d)
54,937 3,416
Marvell Technology Group Ltd 114,540 3,008
Microchip Technology Inc 21,970 2,074
$ 10,443
Software - 11.04%
Fiserv Inc
( d)
39,721 4,188
Sea Ltd ADR
(d),(e)
77,495 2,720
ServiceNow Inc
( d)
25,664 7,119
Synopsys Inc
( d)
17,970 2,386
Twilio Inc
( d)
17,337 2,412
Workday Inc
( d)
9,214 1,842
$ 20,667
Telecommunications - 6.57%
Ciena Corp
( d)
81,656 3,692
Motorola Solutions Inc 30,867 5,123
Viavi Solutions Inc
( d)
237,853 3,489
$ 12,304
TOTAL COMMON STOCKS $ 183,601
Total Investments $ 188,355
Other Assets and Liabilities -  (0.66)% (1,236)
TOTAL NET ASSETS - 100.00% $ 187,119
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $1,970 or
1.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 29.18%
Communications 19.74%
Technology 19.01%
Industrial 15.43%
Consumer, Cyclical 9.12%
Financial 4.34%
Money Market Funds 2.54%
Energy 1.30%
Other Assets and Liabilities
(0.66)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 3,975 $ 72,320 $ 73,511 $ 2,784
$ 3,975 $ 72,320 $ 73,511 $ 2,784
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 57 $ — $ — $ —
$ 57 $ — $ — $ —
Amounts in thousands

Schedule of Investments
MidCap Growth Fund III
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.40% Shares Held Value (000's)
Money Market Funds - 3.35%
BlackRock Liquidity FedFund 2.21%
(a),(b)
9,891,423 $ 9,892
Principal Government Money Market Fund
2.18%
(a),(c)
28,148,349 28,148
$ 38,040
Principal Exchange-Traded Funds - 0.05%
Principal Healthcare Innovators Index ETF
(c)
5,288 180
Principal Shareholder Yield Index ETF
(c)
10,800 350
Principal Sustainable Momentum Index ETF
(c)
2,017 58
$ 588
TOTAL INVESTMENT COMPANIES $ 38,628
COMMON STOCKS - 98.01% Shares Held Value (000's)
Advertising - 0.10%
Interpublic Group of Cos Inc/The 4,120 94
Omnicom Group Inc 6,485 520
Trade Desk Inc/The
(d)
2,030 535
$ 1,149
Aerospace & Defense - 0.91%
HEICO Corp 2,168 296
HEICO Corp - Class A 2,963 312
L3Harris Technologies Inc 42,238 8,769
Spirit AeroSystems Holdings Inc 3,599 277
TransDigm Group Inc
(d)
1,553 754
$ 10,408
Airlines - 0.04%
Alaska Air Group Inc 3,102 196
American Airlines Group Inc 1,564 48
United Airlines Holdings Inc
(d)
2,058 189
$ 433
Apparel - 0.43%
Canada Goose Holdings Inc
(d),(e)
83,554 3,910
Capri Holdings Ltd
(d)
3,403 121
Carter's Inc 1,240 115
Columbia Sportswear Co 1,198 127
Hanesbrands Inc 15,001 241
Skechers U.S.A. Inc
(d)
2,610 99
Under Armour Inc - Class A
(d)
6,368 147
Under Armour Inc - Class C
(d)
6,616 135
$ 4,895
Automobile Parts & Equipment - 0.41%
Allison Transmission Holdings Inc 6,492 298
Aptiv PLC 45,960 4,029
WABCO Holdings Inc
(d)
2,284 302
$ 4,629
Banks - 0.93%
CIT Group Inc 748 38
Comerica Inc 986 72
East West Bancorp Inc 120,623 5,791
First Republic Bank/CA 1,168 116
Pinnacle Financial Partners Inc 69,598 4,227
Signature Bank/New York NY 1,449 185
SVB Financial Group
(d)
325 75
Synovus Financial Corp 1,059 41
Western Alliance Bancorp 878 43
$ 10,588
Beverages - 1.03%
Brown-Forman Corp - A Shares 2,507 134
Brown-Forman Corp - B Shares 6,241 342
Constellation Brands Inc 24,223 4,767
Monster Beverage Corp
(d)
100,324 6,468
$ 11,711
Biotechnology - 2.43%
Alexion Pharmaceuticals Inc
(d)
47,490 5,380
Alnylam Pharmaceuticals Inc
(d)
4,417 343
BioMarin Pharmaceutical Inc
(d)
8,904 706
Bluebird Bio Inc
(d)
18,835 2,472
Corteva Inc 147,277 4,345
Exact Sciences Corp
(d)
55,048 6,337
Exelixis Inc
(d)
6,080 129
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Guardant Health Inc
(d)
1,985 $ 186
Incyte Corp
(d)
36,304 3,083
Ionis Pharmaceuticals Inc
(d)
6,372 420
Moderna Inc
(d),(e)
1,309 17
Sage Therapeutics Inc
(d)
23,856 3,825
Seattle Genetics Inc
(d)
5,435 411
$ 27,654
Building Materials - 1.37%
Armstrong World Industries Inc 2,741 268
Eagle Materials Inc 1,894 157
Fortune Brands Home & Security Inc 108,611 5,967
Lennox International Inc 1,259 323
Martin Marietta Materials Inc 33,038 8,185
Vulcan Materials Co 4,692 649
$ 15,549
Chemicals - 0.46%
Albemarle Corp 21,126 1,542
Axalta Coating Systems Ltd
(d)
3,279 97
CF Industries Holdings Inc 850 42
Huntsman Corp 140,000 2,877
NewMarket Corp 325 137
RPM International Inc 1,140 77
Versum Materials Inc 5,433 283
WR Grace & Co 2,908 197
$ 5,252
Commercial Services - 13.00%
Avalara Inc
(d)
2,553 208
Booz Allen Hamilton Holding Corp 9,318 641
Bright Horizons Family Solutions Inc
(d)
38,568 5,865
Cintas Corp 45,231 11,780
CoreLogic Inc/United States
(d)
737 34
CoStar Group Inc
(d)
2,035 1,252
Equifax Inc 3,961 551
Euronet Worldwide Inc
(d)
75,955 11,842
FleetCor Technologies Inc
(d)
4,817 1,369
Gartner Inc
(d)
55,214 7,693
Global Payments Inc 99,885 16,773
Grand Canyon Education Inc
(d)
58,370 6,348
H&R Block Inc 2,378 66
IHS Markit Ltd
(d)
131,498 8,471
MarketAxess Holdings Inc 35,344 11,913
Moody's Corp 27,922 5,985
Morningstar Inc 19,209 2,919
Nielsen Holdings PLC 1,724 40
Paylocity Holding Corp
(d)
1,971 201
Quanta Services Inc 2,275 85
Ritchie Bros Auctioneers Inc 118,551 4,279
Robert Half International Inc 6,201 375
Rollins Inc 7,792 261
Sabre Corp 3,120 73
Service Corp International/US 2,480 114
ServiceMaster Global Holdings Inc
(d)
75,411 4,014
Square Inc
(d)
84,687 6,810
Total System Services Inc 9,915 1,346
TransUnion 206,625 17,106
United Rentals Inc
(d)
29,132 3,687
Verisk Analytics Inc 75,638 11,475
WEX Inc
(d)
19,703 4,297
$ 147,873
Computers - 2.98%
Elastic NV
(d)
32,831 3,245
EPAM Systems Inc
(d)
73,546 14,252
Fortinet Inc
(d)
9,109 732
Genpact Ltd 9,027 358
Mercury Systems Inc
(d)
112,173 9,144
NCR Corp
(d)
5,971 202
NetApp Inc 14,912 872
Perspecta Inc 198,881 4,640
Pure Storage Inc
(d)
11,382 172

Schedule of Investments
MidCap Growth Fund III
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Zscaler Inc
(d)
3,507 $ 296
$ 33,913
Consumer Products - 0.20%
Avery Dennison Corp 5,097 586
Church & Dwight Co Inc 9,563 721
Clorox Co/The 5,714 929
$ 2,236
Distribution & Wholesale - 3.56%
Copart Inc
(d)
7,675 595
Fastenal Co 184,621 5,686
IAA Inc
(d)
99,582 4,655
KAR Auction Services Inc 4,701 126
LKQ Corp
(d)
1,724 47
Pool Corp 105,706 20,018
Watsco Inc 26,140 4,251
WW Grainger Inc 17,735 5,161
$ 40,539
Diversified Financial Services - 0.60%
Alliance Data Systems Corp 314 49
Ameriprise Financial Inc 1,157 168
Cboe Global Markets Inc 1,063 116
Credit Acceptance Corp
(d)
476 228
Discover Financial Services 6,100 547
E*TRADE Financial Corp 2,647 129
Evercore Inc - Class A 855 74
Lazard Ltd 2,351 91
LPL Financial Holdings Inc 48,074 4,032
Raymond James Financial Inc 1,858 150
SEI Investments Co 3,232 193
Synchrony Financial 10,421 374
T Rowe Price Group Inc 3,506 398
Western Union Co/The 11,640 244
$ 6,793
Electrical Components & Equipment - 0.55%
AMETEK Inc 10,591 949
Hubbell Inc 1,736 225
Littelfuse Inc 28,127 4,752
Universal Display Corp 1,656 350
$ 6,276
Electronics - 3.60%
Agilent Technologies Inc 2,738 190
Allegion PLC 4,786 496
Amphenol Corp 66,760 6,230
Coherent Inc
(d)
31,446 4,366
FLIR Systems Inc 109,390 5,432
Fortive Corp 5,031 383
Jabil Inc 1,593 49
Keysight Technologies Inc
(d)
156,522 14,012
Mettler-Toledo International Inc
(d)
1,348 1,020
National Instruments Corp 399 17
PerkinElmer Inc 941 81
Sensata Technologies Holding PLC
(d)
2,602 123
Trimble Inc
(d)
183,391 7,750
Waters Corp
(d)
2,675 563
Woodward Inc 2,531 284
$ 40,996
Entertainment - 1.51%
Lions Gate Entertainment Corp - A shares 198,149 2,558
Live Nation Entertainment Inc
(d)
5,011 361
Madison Square Garden Co/The
(d)
102 29
Six Flags Entertainment Corp 536 28
Vail Resorts Inc 57,745 14,236
$ 17,212
Environmental Control - 1.09%
Republic Services Inc 2,251 200
Waste Connections Inc 134,138 12,169
$ 12,369
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.00%
Campbell Soup Co 5,026 $ 208
Hershey Co/The 7,199 1,092
Kellogg Co 6,824 397
Lamb Weston Holdings Inc 132,814 8,914
McCormick & Co Inc/MD 3,085 489
Pilgrim's Pride Corp
(d)
1,364 37
Post Holdings Inc
(d)
1,526 164
Sprouts Farmers Market Inc
(d)
3,396 58
TreeHouse Foods Inc
(d)
620 37
$ 11,396
Hand & Machine Tools - 0.02%
Lincoln Electric Holdings Inc 3,214 272
Healthcare - Products - 5.92%
ABIOMED Inc
(d)
39,526 11,011
Align Technology Inc
(d)
35,417 7,405
Avantor Inc
(d)
139,333 2,451
Bio-Techne Corp 2,005 421
Bruker Corp 5,875 281
Cooper Cos Inc/The 23,650 7,979
DENTSPLY SIRONA Inc 65,279 3,554
Henry Schein Inc
(d)
2,623 175
Hill-Rom Holdings Inc 2,029 216
Hologic Inc
(d)
12,749 653
ICU Medical Inc
(d)
368 94
IDEXX Laboratories Inc
(d)
59,554 16,797
Insulet Corp
(d)
51,050 6,276
Masimo Corp
(d)
25,026 3,951
ResMed Inc 5,517 710
STERIS PLC 1,016 151
Teleflex Inc 11,947 4,059
Varian Medical Systems Inc
(d)
5,374 631
West Pharmaceutical Services Inc 3,579 491
$ 67,306
Healthcare - Services - 2.16%
Centene Corp
(d)
90,759 4,727
Charles River Laboratories International Inc
(d)
2,598 350
Chemed Corp 4,936 2,001
Encompass Health Corp 2,928 187
ICON PLC
(d)
65,691 10,259
IQVIA Holdings Inc
(d)
37,888 6,030
Laboratory Corp of America Holdings
(d)
916 154
Molina Healthcare Inc
(d)
3,085 410
WellCare Health Plans Inc
(d)
1,762 506
$ 24,624
Home Builders - 0.77%
DR Horton Inc 170,987 7,853
Lennar Corp - A Shares 4,510 215
Lennar Corp - B Shares 912 35
NVR Inc
(d)
213 712
$ 8,815
Home Furnishings - 0.34%
Dolby Laboratories Inc 53,055 3,613
Tempur Sealy International Inc
(d)
2,438 196
$ 3,809
Housewares - 0.06%
Scotts Miracle-Gro Co/The 2,006 225
Toro Co/The 5,799 422
$ 647
Insurance - 1.34%
Alleghany Corp
(d)
106 73
Arch Capital Group Ltd
(d)
3,592 139
Arthur J Gallagher & Co 124,330 11,243
Athene Holding Ltd
(d)
3,526 144
Axis Capital Holdings Ltd 632 40
Brown & Brown Inc 901 32
Erie Indemnity Co 851 190
Everest Re Group Ltd 758 187
Kemper Corp 779 68

Schedule of Investments
MidCap Growth Fund III
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Markel Corp
(d)
41 $ 46
Primerica Inc 1,647 202
Progressive Corp/The 32,036 2,594
RenaissanceRe Holdings Ltd 923 167
Voya Financial Inc 1,097 62
$ 15,187
Internet - 4.90%
Anaplan Inc
(d)
4,387 250
CDW Corp/DE 108,159 12,780
Etsy Inc
(d)
129,813 8,701
Expedia Group Inc 4,620 613
F5 Networks Inc
(d)
3,851 565
GoDaddy Inc
(d)
6,831 501
IAC/InterActiveCorp
(d)
30,745 7,350
Lyft Inc
(d),(e)
153 9
Match Group Inc 2,726 205
Okta Inc
(d)
6,170 807
Palo Alto Networks Inc
(d)
3,579 811
Proofpoint Inc
(d)
2,805 354
RingCentral Inc
(d)
39,606 5,623
Roku Inc
(d)
4,198 434
Shopify Inc
(d)
9,859 3,134
Spotify Technology SA
(d)
4,584 710
TripAdvisor Inc
(d)
4,736 209
Twitter Inc
(d)
262,021 11,087
VeriSign Inc
(d)
4,378 924
Wayfair Inc
(d)
2,388 313
Zendesk Inc
(d)
4,193 350
$ 55,730
Leisure Products & Services - 0.75%
Brunswick Corp/DE 65,295 3,210
Norwegian Cruise Line Holdings Ltd
(d)
1,692 83
Planet Fitness Inc
(d)
4,489 353
Polaris Industries Inc 2,764 262
Royal Caribbean Cruises Ltd 40,131 4,669
$ 8,577
Lodging - 0.76%
Caesars Entertainment Corp
(d)
539,843 6,392
Choice Hotels International Inc 978 84
Hilton Grand Vacations Inc
(d)
974 32
Hilton Worldwide Holdings Inc 16,224 1,566
MGM Resorts International 1,695 51
Wyndham Hotels & Resorts Inc 1,658 94
Wynn Resorts Ltd 3,148 409
$ 8,628
Machinery - Construction & Mining - 0.55%
BWX Technologies Inc 116,508 6,281
Machinery - Diversified - 4.22%
Cognex Corp 140,135 6,167
Dover Corp 4,437 430
Gardner Denver Holdings Inc
(d)
165,022 5,441
Graco Inc 164,927 7,930
IDEX Corp 56,079 9,433
Middleby Corp/The
(d)
2,989 402
Nordson Corp 2,024 287
Rockwell Automation Inc 46,905 7,541
Wabtec Corp 33,215 2,580
Xylem Inc/NY 97,131 7,799
$ 48,010
Media - 1.74%
Altice USA Inc
(d)
16,375 423
AMC Networks Inc
(d)
2,159 115
Cable One Inc 8,508 10,353
CBS Corp 16,046 827
FactSet Research Systems Inc 1,924 533
Fox Corp - A Shares 3,156 118
Fox Corp - B Shares 878 33
New York Times Co/The 1,516 54
COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Nexstar Media Group Inc 1,724 $ 175
Sinclair Broadcast Group Inc 2,809 141
Sirius XM Holdings Inc
(e)
1,096,588 6,865
World Wrestling Entertainment Inc 2,164 157
$ 19,794
Mining - 0.01%
Royal Gold Inc 1,049 120
Miscellaneous Manufacturers - 2.18%
AO Smith Corp 238,024 10,819
AptarGroup Inc 43,351 5,246
Carlisle Cos Inc 3,378 487
Donaldson Co Inc 6,875 343
Hexcel Corp 77,474 6,335
Ingersoll-Rand PLC 12,374 1,530
$ 24,760
Office & Business Equipment - 0.06%
Zebra Technologies Corp
(d)
3,370 711
Oil & Gas - 1.28%
Cabot Oil & Gas Corp 15,125 290
Diamondback Energy Inc 131,694 13,621
Parsley Energy Inc
(d)
7,660 127
Pioneer Natural Resources Co 3,873 535
$ 14,573
Oil & Gas Services - 0.23%
National Oilwell Varco Inc 110,698 2,637
Packaging & Containers - 0.50%
Ball Corp 73,615 5,262
Berry Global Group Inc
(d)
2,620 118
Crown Holdings Inc
(d)
3,816 244
Sealed Air Corp 751 32
$ 5,656
Pharmaceuticals - 2.37%
Agios Pharmaceuticals Inc
(d)
307 15
AmerisourceBergen Corp 8,907 776
DexCom Inc
(d)
28,390 4,454
Herbalife Nutrition Ltd
(d)
1,074 44
Horizon Therapeutics Plc
(d)
2,526 63
Jazz Pharmaceuticals PLC
(d)
43,824 6,108
McKesson Corp 1,896 263
Neurocrine Biosciences Inc
(d)
4,501 434
PRA Health Sciences Inc
(d)
27,024 2,700
Sarepta Therapeutics Inc
(d)
34,123 5,079
Zoetis Inc 61,462 7,061
$ 26,997
Pipelines - 0.08%
Cheniere Energy Inc
(d)
5,203 339
Equitrans Midstream Corp 1,156 19
ONEOK Inc 7,196 504
$ 862
Real Estate - 0.02%
CBRE Group Inc
(d)
4,799 254
REITs - 1.44%
American Homes 4 Rent 6,210 150
Americold Realty Trust 10,054 337
Brookfield Property REIT Inc 5,555 107
CoreSite Realty Corp 1,506 158
Equity LifeStyle Properties Inc 4,464 555
Extra Space Storage Inc 5,190 583
Iron Mountain Inc 1,240 37
Lamar Advertising Co 4,445 360
Outfront Media Inc 1,531 42
SBA Communications Corp
(d)
56,545 13,876
Sun Communities Inc 1,199 159
UDR Inc 642 30
$ 16,394

Schedule of Investments
MidCap Growth Fund III
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 8.10%
Advance Auto Parts Inc 638 $ 96
AutoZone Inc
(d)
6,608 7,421
Best Buy Co Inc 5,155 395
Burlington Stores Inc
(d)
101,771 18,396
CarMax Inc
(d)
3,052 268
Carvana Co
(d),(e)
2,043 130
Chipotle Mexican Grill Inc
(d)
10,470 8,329
Darden Restaurants Inc 7,651 930
Dollar General Corp 114,341 15,324
Dollar Tree Inc
(d)
52,300 5,321
Domino's Pizza Inc 1,591 389
Dunkin' Brands Group Inc 4,126 331
Five Below Inc
(d)
2,870 337
Floor & Decor Holdings Inc
(d)
3,413 134
L Brands Inc 2,549 66
Lululemon Athletica Inc
(d)
55,565 10,618
Nordstrom Inc 6,085 201
Ollie's Bargain Outlet Holdings Inc
(d)
74,642 6,321
O'Reilly Automotive Inc
(d)
27,787 10,580
Qurate Retail Inc
(d)
272,994 3,860
Tractor Supply Co 7,648 832
Ulta Beauty Inc
(d)
3,320 1,159
Wendy's Co/The 10,438 190
Williams-Sonoma Inc 968 65
Yum China Holdings Inc 11,356 517
$ 92,210
Semiconductors - 5.02%
Advanced Micro Devices Inc
(d)
277,243 8,442
Cree Inc
(d)
66,171 4,115
Entegris Inc 6,702 292
IPG Photonics Corp
(d)
25,054 3,282
KLA Corp 9,239 1,259
Lam Research Corp 7,384 1,540
Marvell Technology Group Ltd 99,746 2,619
Maxim Integrated Products Inc 95,560 5,656
Microchip Technology Inc 165,767 15,652
Monolithic Power Systems Inc 66,748 9,889
Skyworks Solutions Inc 376 32
Teradyne Inc 11,744 655
Xilinx Inc 32,261 3,685
$ 57,118
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 1,253 286
Software - 14.38%
Akamai Technologies Inc
(d)
5,709 503
Alteryx Inc
(d)
2,583 304
ANSYS Inc
(d)
3,248 660
Aspen Technology Inc
(d)
4,626 610
Atlassian Corp PLC
(d)
6,277 880
Autodesk Inc
(d)
35,902 5,607
Black Knight Inc
(d)
5,579 353
Broadridge Financial Solutions Inc 87,408 11,111
Cadence Design Systems Inc
(d)
16,260 1,202
CDK Global Inc 6,451 335
Ceridian HCM Holding Inc
(d)
3,109 166
Cerner Corp 86,103 6,169
Citrix Systems Inc 4,340 409
Coupa Software Inc
(d)
3,310 449
DocuSign Inc
(d)
7,813 404
Dropbox Inc - A Shares
(d)
11,354 268
Fair Isaac Corp
(d)
1,966 683
Fidelity National Information Services Inc 49,855 6,643
Fiserv Inc
(d)
128,583 13,556
Guidewire Software Inc
(d)
3,168 323
HubSpot Inc
(d)
2,177 389
Jack Henry & Associates Inc 2,635 368
Manhattan Associates Inc
(d)
3,723 316
Medidata Solutions Inc
(d)
3,386 309
MongoDB Inc
(d)
1,330 190
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
MSCI Inc 31,282 $ 7,108
New Relic Inc
(d)
2,531 236
Paychex Inc 17,841 1,482
Paycom Software Inc
(d)
3,163 761
Pegasystems Inc 2,216 168
PTC Inc
(d)
61,846 4,192
RealPage Inc
(d)
137,609 8,598
ServiceNow Inc
(d)
34,791 9,651
Smartsheet Inc
(d)
4,804 240
SolarWinds Corp
(d)
2,045 37
Splunk Inc
(d)
69,125 9,353
SS&C Technologies Holdings Inc 7,775 373
Synopsys Inc
(d)
150,101 19,927
Tableau Software Inc
(d)
2,947 500
Take-Two Interactive Software Inc
(d)
114,868 14,073
Teradata Corp
(d)
6,316 231
Twilio Inc
(d)
4,483 624
Tyler Technologies Inc
(d)
73,467 17,144
Veeva Systems Inc
(d)
100,661 16,700
Zynga Inc
(d)
9,202 59
$ 163,664
Telecommunications - 0.96%
Arista Networks Inc
(d)
32,756 8,957
Corning Inc 9,487 292
Motorola Solutions Inc 6,967 1,156
Switch Inc
(e)
4,239 58
Ubiquiti Networks Inc 750 97
Zayo Group Holdings Inc
(d)
11,248 379
$ 10,939
Toys, Games & Hobbies - 0.79%
Hasbro Inc 74,352 9,008
Transportation - 0.83%
CH Robinson Worldwide Inc 50,472 4,226
Expeditors International of Washington Inc 7,744 591
Genesee & Wyoming Inc
(d)
716 79
JB Hunt Transport Services Inc 1,030 105
Landstar System Inc 2,047 228
Old Dominion Freight Line Inc 25,154 4,200
$ 9,429
TOTAL COMMON STOCKS $ 1,115,169
Total Investments $ 1,153,797
Other Assets and Liabilities -  (1.41)% (16,024)
TOTAL NET ASSETS - 100.00% $ 1,137,773
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $9,892 or
0.87% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
MidCap Growth Fund III
July 31, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 28.11%
Technology 22.44%
Consumer, Cyclical 17.52%
Industrial 15.85%
Communications 7.70%
Financial 4.33%
Money Market Funds 3.35%
Energy 1.59%
Basic Materials 0.47%
Domestic Equity Funds 0.05%
Other Assets and Liabilities
(1.41)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 28,751 $ 378,129 $ 378,732 $ 28,148
Principal Healthcare Innovators Index ETF — 181 17 180
Principal Shareholder Yield Index ETF — 380 36 350
Principal Sustainable Momentum Index ETF — 59 4 58
$ 28,751 $ 378,749 $ 378,789 $ 28,736
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 387 $ — $ — $ —
Principal Healthcare Innovators Index ETF — (2) — 18
Principal Shareholder Yield Index ETF 6 (5) — 11
Principal Sustainable Momentum Index ETF 1 (1) — 4
$ 394 $ (8) $ — $ 33
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2019 Long 33 $ 6,495 $ 40
Total $ 40
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.59% Shares Held Value (000's)
Exchange-Traded Funds - 0.44%
iShares Core S&P Mid-Cap ETF 30,100 $ 5,907
Money Market Funds - 4.15%
BlackRock Liquidity FedFund 2.21%
(a),(b)
10,275,669 10,276
Principal Government Money Market Fund
2.18%
(a),(c)
45,680,279 45,680
$ 55,956
TOTAL INVESTMENT COMPANIES $ 61,863
COMMON STOCKS - 96.48% Shares Held Value (000's)
Aerospace & Defense - 0.59%
Teledyne Technologies Inc
(d)
27,109 7,896
Airlines - 0.32%
JetBlue Airways Corp
(d)
225,154 4,330
Apparel - 0.77%
Carter's Inc 33,824 3,146
Deckers Outdoor Corp
(d)
21,802 3,407
Skechers U.S.A. Inc
(d)
100,540 3,815
$ 10,368
Automobile Parts & Equipment - 0.62%
Adient PLC 65,077 1,546
Dana Inc 107,668 1,799
Delphi Technologies PLC 65,806 1,233
Goodyear Tire & Rubber Co/The 173,923 2,388
Visteon Corp
(d)
21,152 1,393
$ 8,359
Banks - 6.78%
Associated Banc-Corp 122,625 2,657
BancorpSouth Bank 68,806 2,057
Bank of Hawaii Corp 30,666 2,614
Bank OZK 90,440 2,766
Cathay General Bancorp 57,134 2,127
Chemical Financial Corp 53,531 2,250
Commerce Bancshares Inc/MO 73,583 4,476
Cullen/Frost Bankers Inc 47,203 4,481
East West Bancorp Inc 108,890 5,228
First Financial Bankshares Inc 101,525 3,325
First Horizon National Corp 235,938 3,869
FNB Corp/PA 242,961 2,928
Fulton Financial Corp 126,296 2,147
Hancock Whitney Corp 64,131 2,663
Home BancShares Inc/AR 115,634 2,275
International Bancshares Corp 40,763 1,534
PacWest Bancorp 88,906 3,434
Pinnacle Financial Partners Inc 54,122 3,287
Prosperity Bancshares Inc 49,653 3,445
Signature Bank/New York NY 41,220 5,254
Synovus Financial Corp 117,835 4,498
TCF Financial Corp/DE 122,835 2,626
Texas Capital Bancshares Inc
(d)
37,612 2,367
Trustmark Corp 48,435 1,721
UMB Financial Corp 33,038 2,255
Umpqua Holdings Corp 164,955 2,880
United Bankshares Inc/WV 76,399 2,872
Valley National Bancorp 248,198 2,770
Webster Financial Corp 68,937 3,516
Wintrust Financial Corp 42,392 3,033
$ 91,355
Beverages - 0.19%
Boston Beer Co Inc/The
(d)
6,544 2,567
Biotechnology - 1.00%
Bio-Rad Laboratories Inc
(d)
14,988 4,720
Exelixis Inc
(d)
225,767 4,802
Ligand Pharmaceuticals Inc
(d)
14,663 1,342
United Therapeutics Corp
(d)
32,777 2,597
$ 13,461
Building Materials - 1.45%
Eagle Materials Inc 33,007 2,732
Lennox International Inc 26,407 6,773
Louisiana-Pacific Corp 92,355 2,414
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
MDU Resources Group Inc 148,195 $ 3,963
Trex Co Inc
(d)
43,769 3,578
$ 19,460
Chemicals - 2.64%
Ashland Global Holdings Inc 46,929 3,730
Cabot Corp 43,743 1,956
Chemours Co/The 122,670 2,339
Ingevity Corp
(d)
31,306 3,085
Minerals Technologies Inc 26,361 1,404
NewMarket Corp 6,528 2,752
Olin Corp 123,340 2,475
PolyOne Corp 58,217 1,908
RPM International Inc 98,064 6,652
Sensient Technologies Corp 31,661 2,158
Valvoline Inc 140,797 2,843
Versum Materials Inc 81,728 4,248
$ 35,550
Commercial Services - 4.12%
Aaron's Inc 50,632 3,192
Adtalem Global Education Inc
(d)
42,332 2,005
ASGN Inc
(d)
39,502 2,491
Avis Budget Group Inc
(d)
47,706 1,736
Brink's Co/The 37,309 3,364
CoreLogic Inc/United States
(d)
60,366 2,751
Graham Holdings Co 3,256 2,418
Green Dot Corp
(d)
35,789 1,814
Healthcare Services Group Inc 55,418 1,325
HealthEquity Inc
(d)
51,960 4,260
Insperity Inc 28,087 2,987
LiveRamp Holdings Inc
(d)
51,601 2,719
ManpowerGroup Inc 44,756 4,089
Sabre Corp 205,526 4,832
Service Corp International/US 136,344 6,291
Sotheby's
(d)
24,759 1,478
Weight Watchers International Inc
(d)
29,072 629
WEX Inc
(d)
32,357 7,056
$ 55,437
Computers - 2.21%
CACI International Inc
(d)
18,607 4,003
Leidos Holdings Inc 107,893 8,858
Lumentum Holdings Inc
(d)
57,158 3,237
MAXIMUS Inc 47,740 3,509
NCR Corp
(d)
89,852 3,038
NetScout Systems Inc
(d)
52,159 1,358
Perspecta Inc 104,703 2,443
Science Applications International Corp 38,076 3,251
$ 29,697
Consumer Products - 0.21%
Helen of Troy Ltd
(d)
18,715 2,775
Cosmetics & Personal Care - 0.09%
Edgewell Personal Care Co
(d)
40,496 1,232
Distribution & Wholesale - 0.84%
Pool Corp 29,756 5,635
Resideo Technologies Inc
(d)
91,799 1,731
Watsco Inc 24,112 3,921
$ 11,287
Diversified Financial Services - 2.53%
Deluxe Corp 32,648 1,457
Eaton Vance Corp 85,341 3,798
Evercore Inc - Class A 30,722 2,653
Federated Investors Inc 71,939 2,500
Interactive Brokers Group Inc - A Shares 56,174 2,879
Janus Henderson Group PLC 122,644 2,461
Legg Mason Inc 64,789 2,440
LendingTree Inc
(d)
5,588 1,802
Navient Corp 159,345 2,255
SEI Investments Co 95,851 5,712
SLM Corp 323,403 2,946

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Stifel Financial Corp 52,943 $ 3,167
$ 34,070
Electric - 1.94%
ALLETE Inc 38,622 3,358
Black Hills Corp 40,647 3,217
Hawaiian Electric Industries Inc 81,501 3,652
IDACORP Inc 37,695 3,847
NorthWestern Corp 37,736 2,639
OGE Energy Corp 149,761 6,432
PNM Resources Inc 59,593 2,960
$ 26,105
Electrical Components & Equipment - 1.83%
Acuity Brands Inc 29,856 4,007
Belden Inc 29,518 1,342
Energizer Holdings Inc 47,572 2,002
EnerSys 32,064 2,184
Hubbell Inc 40,781 5,297
Littelfuse Inc 18,499 3,125
Universal Display Corp 31,787 6,710
$ 24,667
Electronics - 3.40%
Arrow Electronics Inc
(d)
63,385 4,602
Avnet Inc 79,526 3,612
Coherent Inc
(d)
18,099 2,513
Gentex Corp 191,214 5,243
Jabil Inc 104,083 3,214
National Instruments Corp 83,858 3,502
nVent Electric PLC 118,914 2,948
SYNNEX Corp 31,038 3,059
Tech Data Corp
(d)
27,298 2,766
Trimble Inc
(d)
188,253 7,956
Vishay Intertechnology Inc 99,008 1,683
Woodward Inc 41,825 4,686
$ 45,784
Energy - Alternate Sources - 0.27%
First Solar Inc
(d)
56,750 3,660
Engineering & Construction - 1.40%
AECOM
(d)
117,717 4,232
Dycom Industries Inc
(d)
23,554 1,299
EMCOR Group Inc 41,966 3,542
Fluor Corp 104,686 3,403
Granite Construction Inc 35,024 1,243
KBR Inc 105,837 2,792
MasTec Inc
(d)
46,227 2,373
$ 18,884
Entertainment - 1.86%
Churchill Downs Inc 26,467 3,167
Cinemark Holdings Inc 79,725 3,182
Eldorado Resorts Inc
(d),(e)
48,687 2,197
International Speedway Corp 17,847 804
Live Nation Entertainment Inc
(d)
104,498 7,530
Marriott Vacations Worldwide Corp 29,179 2,983
Penn National Gaming Inc
(d)
79,750 1,557
Scientific Games Corp
(d)
41,712 853
Six Flags Entertainment Corp 53,582 2,831
$ 25,104
Environmental Control - 0.68%
Clean Harbors Inc
(d)
38,037 2,960
Stericycle Inc
(d)
64,025 2,942
Tetra Tech Inc 40,946 3,243
$ 9,145
Food - 1.68%
Flowers Foods Inc 137,637 3,262
Hain Celestial Group Inc/The
(d)
67,010 1,459
Ingredion Inc 49,891 3,856
Lancaster Colony Corp 14,610 2,277
Post Holdings Inc
(d)
49,907 5,351
Sanderson Farms Inc 14,585 1,911
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Sprouts Farmers Market Inc
(d)
88,249 $ 1,494
Tootsie Roll Industries Inc 14,156 529
TreeHouse Foods Inc
(d)
42,000 2,492
$ 22,631
Forest Products & Paper - 0.15%
Domtar Corp 47,209 2,004
Gas - 1.73%
National Fuel Gas Co 64,569 3,082
New Jersey Resources Corp 66,752 3,329
ONE Gas Inc 39,417 3,594
Southwest Gas Holdings Inc 39,949 3,552
Spire Inc 37,965 3,129
UGI Corp 130,315 6,658
$ 23,344
Hand & Machine Tools - 1.00%
Colfax Corp
(d)
71,240 1,972
Kennametal Inc 61,640 2,131
Lincoln Electric Holdings Inc 46,984 3,971
MSA Safety Inc 26,340 2,775
Regal Beloit Corp 32,034 2,551
$ 13,400
Healthcare - Products - 4.40%
Avanos Medical Inc
(d)
35,540 1,447
Bio-Techne Corp 28,334 5,954
Cantel Medical Corp 27,185 2,509
Globus Medical Inc
(d)
57,272 2,610
Haemonetics Corp
(d)
38,309 4,677
Hill-Rom Holdings Inc 49,956 5,327
ICU Medical Inc
(d)
12,492 3,178
Inogen Inc
(d)
13,453 827
Integra LifeSciences Holdings Corp
(d)
53,078 3,365
LivaNova PLC
(d)
36,152 2,786
Masimo Corp
(d)
36,724 5,797
NuVasive Inc
(d)
38,818 2,585
Patterson Cos Inc 61,944 1,227
STERIS PLC 63,258 9,417
West Pharmaceutical Services Inc 54,978 7,547
$ 59,253
Healthcare - Services - 2.78%
Acadia Healthcare Co Inc
(d)
66,361 2,120
Amedisys Inc
(d)
21,816 3,008
Catalent Inc
(d)
109,016 6,158
Charles River Laboratories International Inc
(d)
36,475 4,907
Chemed Corp 11,926 4,835
Encompass Health Corp 73,956 4,721
MEDNAX Inc
(d)
64,744 1,591
Molina Healthcare Inc
(d)
46,848 6,221
Syneos Health Inc
(d)
45,798 2,340
Tenet Healthcare Corp
(d)
62,498 1,473
$ 37,374
Home Builders - 1.30%
KB Home 63,253 1,662
NVR Inc
(d)
2,525 8,444
Thor Industries Inc 39,135 2,332
Toll Brothers Inc 99,026 3,562
TRI Pointe Group Inc
(d)
106,394 1,457
$ 17,457
Home Furnishings - 0.20%
Tempur Sealy International Inc
(d)
34,395 2,759
Housewares - 0.72%
Scotts Miracle-Gro Co/The 29,465 3,305
Toro Co/The 79,629 5,799
Tupperware Brands Corp 36,462 558
$ 9,662
Insurance - 5.17%
Alleghany Corp
(d)
10,805 7,409
American Financial Group Inc/OH 53,008 5,427
Brighthouse Financial Inc
(d)
86,644 3,394

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 175,138 $ 6,293
CNO Financial Group Inc 119,704 2,024
First American Financial Corp 83,866 4,849
Genworth Financial Inc 376,554 1,502
Hanover Insurance Group Inc/The 30,450 3,950
Kemper Corp 46,755 4,115
Mercury General Corp 20,292 1,151
Old Republic International Corp 213,053 4,860
Primerica Inc 31,678 3,886
Reinsurance Group of America Inc 46,805 7,298
RenaissanceRe Holdings Ltd 33,037 5,985
WR Berkley Corp 108,230 7,510
$ 69,653
Internet - 0.20%
Cars.com Inc
(d)
45,860 871
Yelp Inc
(d)
53,184 1,864
$ 2,735
Iron & Steel - 1.29%
Allegheny Technologies Inc
(d)
94,293 2,053
Carpenter Technology Corp 35,451 1,596
Commercial Metals Co 88,222 1,545
Reliance Steel & Aluminum Co 50,301 5,028
Steel Dynamics Inc 166,273 5,239
United States Steel Corp 128,976 1,938
$ 17,399
Leisure Products & Services - 0.54%
Brunswick Corp/DE 65,146 3,202
Polaris Industries Inc 42,948 4,066
$ 7,268
Lodging - 1.05%
Boyd Gaming Corp 59,780 1,584
Caesars Entertainment Corp
(d)
437,866 5,184
Wyndham Destinations Inc 70,041 3,296
Wyndham Hotels & Resorts Inc 72,791 4,116
$ 14,180
Machinery - Construction & Mining - 0.43%
Oshkosh Corp 52,308 4,372
Terex Corp 46,876 1,427
$ 5,799
Machinery - Diversified - 2.79%
AGCO Corp 48,255 3,716
Cognex Corp 128,204 5,642
Crane Co 38,084 3,188
Curtiss-Wright Corp 32,001 4,061
Graco Inc 124,580 5,990
IDEX Corp 56,641 9,528
Nordson Corp 38,683 5,480
$ 37,605
Media - 1.94%
AMC Networks Inc
(d)
33,910 1,810
Cable One Inc 3,711 4,516
FactSet Research Systems Inc 28,609 7,933
John Wiley & Sons Inc 33,710 1,534
Meredith Corp 29,978 1,645
New York Times Co/The 106,290 3,792
TEGNA Inc 161,862 2,459
World Wrestling Entertainment Inc 32,665 2,377
$ 26,066
Metal Fabrication & Hardware - 0.43%
Timken Co/The 51,254 2,343
Valmont Industries Inc 16,353 2,250
Worthington Industries Inc 29,158 1,173
$ 5,766
Mining - 0.52%
Compass Minerals International Inc 25,348 1,416
Royal Gold Inc 49,018 5,610
$ 7,026
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1.91%
AptarGroup Inc 47,277 $ 5,721
Axon Enterprise Inc
(d)
44,444 3,121
Carlisle Cos Inc 42,691 6,157
Donaldson Co Inc 95,410 4,766
ITT Inc 65,687 4,100
Trinity Industries Inc 97,139 1,904
$ 25,769
Office & Business Equipment - 0.63%
Zebra Technologies Corp
(d)
40,382 8,516
Office Furnishings - 0.23%
Herman Miller Inc 44,002 1,995
HNI Corp 32,425 1,110
$ 3,105
Oil & Gas - 1.89%
Callon Petroleum Co
(d)
170,513 839
Chesapeake Energy Corp
(d),(e)
782,232 1,416
CNX Resources Corp
(d)
146,240 1,202
EQT Corp 191,157 2,888
Matador Resources Co
(d)
77,637 1,369
Murphy Oil Corp 122,105 2,936
Murphy USA Inc
(d)
22,384 1,978
Oasis Petroleum Inc
(d)
202,379 986
PBF Energy Inc 89,665 2,504
QEP Resources Inc 178,093 882
Range Resources Corp
(e)
155,954 887
Southwestern Energy Co
(d)
404,868 891
Transocean Ltd
(d)
379,802 2,309
Valaris plc
(d),(e)
147,283 1,206
WPX Energy Inc
(d)
296,964 3,100
$ 25,393
Oil & Gas Services - 0.62%
Apergy Corp
(d)
57,900 1,883
Core Laboratories NV
(e)
33,182 1,665
McDermott International Inc
(d)
135,908 873
NOW Inc
(d)
81,338 996
Oceaneering International Inc
(d)
74,013 1,143
Patterson-UTI Energy Inc 156,022 1,815
$ 8,375
Packaging & Containers - 0.66%
Greif Inc - Class A 19,651 687
Owens-Illinois Inc 116,136 1,971
Silgan Holdings Inc 58,206 1,750
Sonoco Products Co 74,850 4,493
$ 8,901
Pharmaceuticals - 0.46%
Mallinckrodt PLC
(d)
62,705 427
PRA Health Sciences Inc
(d)
44,213 4,417
Prestige Consumer Healthcare Inc
(d)
38,752 1,341
$ 6,185
Pipelines - 0.19%
Equitrans Midstream Corp 152,631 2,532
Real Estate - 0.42%
Jones Lang LaSalle Inc 38,684 5,636
REITs - 9.60%
Alexander & Baldwin Inc 50,730 1,193
American Campus Communities Inc 102,691 4,801
Brixmor Property Group Inc 222,940 4,231
Camden Property Trust 72,331 7,501
CoreCivic Inc 89,080 1,512
CoreSite Realty Corp 27,605 2,893
Corporate Office Properties Trust 83,730 2,338
Cousins Properties Inc 108,717 3,825
CyrusOne Inc 84,670 4,860
Douglas Emmett Inc 121,028 4,940
EastGroup Properties Inc 27,496 3,313
EPR Properties 56,482 4,204
First Industrial Realty Trust Inc 94,630 3,614
GEO Group Inc/The 90,679 1,615

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthcare Realty Trust Inc 96,671 $ 3,092
Highwoods Properties Inc 77,578 3,517
Hospitality Properties Trust 123,025 3,040
JBG SMITH Properties 90,290 3,533
Kilroy Realty Corp 75,543 6,003
Lamar Advertising Co 64,017 5,180
Liberty Property Trust 110,933 5,802
Life Storage Inc 34,888 3,401
Mack-Cali Realty Corp 67,586 1,607
Medical Properties Trust Inc 328,598 5,750
National Retail Properties Inc 121,708 6,358
Omega Healthcare Investors Inc 160,497 5,826
Pebblebrook Hotel Trust 97,733 2,736
PotlatchDeltic Corp 50,567 1,862
PS Business Parks Inc 14,974 2,620
Rayonier Inc 96,987 2,817
Sabra Health Care REIT Inc 134,293 2,772
Senior Housing Properties Trust 177,857 1,458
Spirit Realty Capital Inc 65,240 2,878
Tanger Factory Outlet Centers Inc
(e)
70,403 1,118
Taubman Centers Inc 45,762 1,854
Uniti Group Inc 137,777 1,160
Urban Edge Properties 90,081 1,507
Weingarten Realty Investors 89,509 2,498
$ 129,229
Retail - 4.43%
American Eagle Outfitters Inc 122,408 2,165
AutoNation Inc
(d)
42,715 2,079
Bed Bath & Beyond Inc
(e)
98,823 960
Brinker International Inc 28,055 1,118
Casey's General Stores Inc 27,405 4,437
Cheesecake Factory Inc/The 31,118 1,341
Cracker Barrel Old Country Store Inc 17,988 3,125
Dick's Sporting Goods Inc 50,526 1,878
Dillard's Inc
(e)
13,331 970
Domino's Pizza Inc 30,751 7,520
Dunkin' Brands Group Inc 61,830 4,956
Five Below Inc
(d)
41,867 4,918
Jack in the Box Inc 19,312 1,387
Michaels Cos Inc/The
(d)
67,450 463
MSC Industrial Direct Co Inc 33,650 2,391
Nu Skin Enterprises Inc 41,512 1,660
Ollie's Bargain Outlet Holdings Inc
(d)
38,946 3,298
Papa John's International Inc
(e)
16,880 750
Sally Beauty Holdings Inc
(d)
90,212 1,239
Signet Jewelers Ltd 39,046 708
Texas Roadhouse Inc 49,979 2,760
Urban Outfitters Inc
(d)
51,305 1,222
Wendy's Co/The 136,352 2,480
Williams-Sonoma Inc 58,961 3,932
World Fuel Services Corp 50,313 1,964
$ 59,721
Savings & Loans - 0.72%
New York Community Bancorp Inc 349,647 4,031
Sterling Bancorp/DE 156,784 3,426
Washington Federal Inc 60,183 2,202
$ 9,659
Semiconductors - 2.63%
Cirrus Logic Inc
(d)
43,481 2,133
Cree Inc
(d)
78,741 4,896
Cypress Semiconductor Corp 273,773 6,289
MKS Instruments Inc 40,667 3,462
Monolithic Power Systems Inc 29,636 4,391
Semtech Corp
(d)
49,884 2,637
Silicon Laboratories Inc
(d)
32,425 3,638
Synaptics Inc
(d)
25,809 831
Teradyne Inc 128,230 7,146
$ 35,423
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 3.66%
ACI Worldwide Inc
(d)
82,718 $ 2,776
Allscripts Healthcare Solutions Inc
(d)
124,521 1,283
Blackbaud Inc 36,798 3,349
CDK Global Inc 91,001 4,720
CommVault Systems Inc
(d)
28,707 1,305
Covetrus Inc
(d)
71,868 1,701
Fair Isaac Corp
(d)
21,689 7,535
j2 Global Inc 34,782 3,099
Manhattan Associates Inc
(d)
48,327 4,107
Medidata Solutions Inc
(d)
46,580 4,256
PTC Inc
(d)
77,462 5,250
Teradata Corp
(d)
87,609 3,208
Tyler Technologies Inc
(d)
28,685 6,694
$ 49,283
Telecommunications - 1.18%
Ciena Corp
(d)
107,077 4,842
InterDigital Inc 23,735 1,529
LogMeIn Inc 37,276 2,832
Plantronics Inc 24,540 942
Telephone & Data Systems Inc 70,298 2,274
ViaSat Inc
(d)
42,616 3,477
$ 15,896
Toys, Games & Hobbies - 0.28%
Mattel Inc
(d),(e)
258,431 3,773
Transportation - 2.26%
Genesee & Wyoming Inc
(d)
42,283 4,643
Kirby Corp
(d)
40,333 3,161
Knight-Swift Transportation Holdings Inc 93,253 3,342
Landstar System Inc 30,047 3,343
Old Dominion Freight Line Inc 48,449 8,090
Ryder System Inc 39,876 2,124
Werner Enterprises Inc 32,418 1,075
XPO Logistics Inc
(d)
68,797 4,642
$ 30,420
Trucking & Leasing - 0.15%
GATX Corp 27,084 2,082
Water - 0.50%
Aqua America Inc 161,405 6,771
TOTAL COMMON STOCKS $ 1,299,243
Total Investments $ 1,361,106
Other Assets and Liabilities -  (1.07)% (14,414)
TOTAL NET ASSETS - 100.00% $ 1,346,692
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $10,276 or 0.76% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25.22%
Industrial 18.98%
Consumer, Non-cyclical 14.93%
Consumer, Cyclical 13.16%
Technology 9.13%
Basic Materials 4.60%
Utilities 4.17%
Money Market Funds 4.15%
Communications 3.32%
Energy 2.97%
Investment Companies 0.44%
Other Assets and Liabilities
(1.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 25,458 $ 288,822 $ 268,600 $ 45,680
$ 25,458 $ 288,822 $ 268,600 $ 45,680
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 423 $ — $ — $ —
$ 423 $ — $ — $ —
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2019 Long 214 $ 42,117 $ 450
Total $ 450
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.40% Shares Held Value (000's)
Money Market Funds - 2.39%
BlackRock Liquidity FedFund 2.21%
(a),(b)
396,084 $ 396
Principal Government Money Market Fund
2.18%
(a),(c)
59,818,988 59,819
$ 60,215
Principal Exchange-Traded Funds - 0.01%
Principal Shareholder Yield Index ETF
(c)
5,218 169
Principal Sustainable Momentum Index ETF
(c)
5,142 147
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
422 13
$ 329
TOTAL INVESTMENT COMPANIES $ 60,544
COMMON STOCKS - 97.64% Shares Held Value (000's)
Advertising - 0.87%
Interpublic Group of Cos Inc/The 928,643 21,284
Omnicom Group Inc 8,562 687
$ 21,971
Aerospace & Defense - 0.18%
Arconic Inc 24,354 609
L3Harris Technologies Inc 9,860 2,047
Spirit AeroSystems Holdings Inc 2,108 162
Teledyne Technologies Inc
(d)
4,969 1,448
TransDigm Group Inc
(d)
506 246
$ 4,512
Agriculture - 1.59%
Archer-Daniels-Midland Co 967,894 39,761
Bunge Ltd 7,583 443
$ 40,204
Airlines - 1.30%
Alaska Air Group Inc 381,153 24,149
American Airlines Group Inc 47,768 1,458
Copa Holdings SA 24,308 2,457
JetBlue Airways Corp
(d)
20,217 389
United Airlines Holdings Inc
(d)
47,436 4,360
$ 32,813
Apparel - 1.58%
Capri Holdings Ltd
(d)
6,574 234
Carter's Inc 350,033 32,560
Columbia Sportswear Co 17,212 1,825
Hanesbrands Inc 11,022 177
Kontoor Brands Inc 2,972 87
PVH Corp 10,598 943
Ralph Lauren Corp 8,762 913
Skechers U.S.A. Inc
(d)
23,324 885
Tapestry Inc 36,648 1,133
Under Armour Inc - Class A
(d)
7,080 163
VF Corp 9,850 861
$ 39,781
Automobile Manufacturers - 0.07%
PACCAR Inc 25,419 1,783
Automobile Parts & Equipment - 1.17%
Aptiv PLC 32,812 2,876
BorgWarner Inc 682,411 25,795
Goodyear Tire & Rubber Co/The 18,194 250
Lear Corp 5,210 660
WABCO Holdings Inc
(d)
518 69
$ 29,650
Banks - 5.11%
Associated Banc-Corp 12,884 279
Bank of Hawaii Corp 36,673 3,126
Bank OZK 10,989 336
BankUnited Inc 74,051 2,548
BOK Financial Corp 2,449 205
CIT Group Inc 20,303 1,026
Citizens Financial Group Inc 36,753 1,369
Comerica Inc 12,605 923
Cullen/Frost Bankers Inc 4,136 393
East West Bancorp Inc 13,822 664
Fifth Third Bancorp 57,963 1,721
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Citizens BancShares Inc/NC 576 $ 269
First Hawaiian Inc 109,457 2,929
First Horizon National Corp 232,669 3,816
First Republic Bank/CA 7,504 746
FNB Corp/PA 170,822 2,059
Huntington Bancshares Inc/OH 84,457 1,204
KeyCorp 80,700 1,482
M&T Bank Corp 7,510 1,234
Northern Trust Corp 11,034 1,081
PacWest Bancorp 23,078 891
Pinnacle Financial Partners Inc 5,693 346
Popular Inc 97,578 5,616
Prosperity Bancshares Inc 409,646 28,425
Regions Financial Corp 83,102 1,324
Signature Bank/New York NY 3,083 393
State Street Corp 20,541 1,193
SunTrust Banks Inc 342,184 22,790
SVB Financial Group
(d)
2,648 614
Synovus Financial Corp 149,604 5,710
TCF Financial Corp/DE 12,815 274
Texas Capital Bancshares Inc
(d)
3,864 243
Umpqua Holdings Corp 224,011 3,911
Webster Financial Corp 63,372 3,232
Western Alliance Bancorp 122,903 6,076
Wintrust Financial Corp 22,826 1,633
Zions Bancorp NA 419,427 18,904
$ 128,985
Beverages - 0.04%
Brown-Forman Corp - A Shares 686 37
Brown-Forman Corp - B Shares 711 39
Molson Coors Brewing Co 15,025 811
$ 887
Biotechnology - 0.18%
Alnylam Pharmaceuticals Inc
(d)
1,215 94
Bio-Rad Laboratories Inc
(d)
6,448 2,031
Bluebird Bio Inc
(d)
3,883 509
Corteva Inc 41,377 1,221
Exelixis Inc
(d)
12,457 265
Moderna Inc
(d),(e)
250 3
Nektar Therapeutics
(d)
10,039 286
United Therapeutics Corp
(d)
3,048 241
$ 4,650
Building Materials - 1.21%
Eagle Materials Inc 1,860 154
Fortune Brands Home & Security Inc 5,229 287
Lennox International Inc 605 155
Martin Marietta Materials Inc 2,382 590
Masco Corp 23,557 961
MDU Resources Group Inc 223,481 5,976
Owens Corning 381,466 22,125
Vulcan Materials Co 1,344 186
$ 30,434
Chemicals - 2.74%
Albemarle Corp 6,194 452
Ashland Global Holdings Inc 4,658 370
Axalta Coating Systems Ltd
(d)
63,040 1,868
Cabot Corp 47,633 2,130
Celanese Corp 9,734 1,092
CF Industries Holdings Inc 11,752 582
Chemours Co/The 14,986 285
Eastman Chemical Co 478,358 36,045
FMC Corp 13,034 1,127
Huntsman Corp 61,859 1,271
Ingevity Corp
(d)
4,805 473
International Flavors & Fragrances Inc 5,881 847
Mosaic Co/The 19,390 488
NewMarket Corp 151 64
Olin Corp 36,193 726
RPM International Inc 8,843 600

Schedule of Investments
MidCap Value Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Univar Inc
(d)
13,370 $ 296
Valvoline Inc 137,289 2,772
Westlake Chemical Corp 255,305 17,251
WR Grace & Co 6,030 409
$ 69,148
Coal - 0.00%
CONSOL Energy Inc
(d)
5,073 109
Commercial Services - 2.52%
AMERCO 708 274
Aramark 20,244 733
Bright Horizons Family Solutions Inc
(d)
5,300 806
CoreLogic Inc/United States
(d)
5,630 257
Equifax Inc 1,011 141
Euronet Worldwide Inc
(d)
8,620 1,344
Graham Holdings Co 340 252
Grand Canyon Education Inc
(d)
3,199 348
H&R Block Inc 130,746 3,620
IHS Markit Ltd
(d)
37,524 2,417
Macquarie Infrastructure Corp 5,773 239
ManpowerGroup Inc 262,455 23,976
Nielsen Holdings PLC 72,681 1,683
Quanta Services Inc 701,826 26,262
Sabre Corp 17,724 417
Service Corp International/US 6,249 288
ServiceMaster Global Holdings Inc
(d)
6,321 336
United Rentals Inc
(d)
1,255 159
$ 63,552
Computers - 4.00%
Amdocs Ltd 10,792 691
CACI International Inc
(d)
3,709 798
Dell Technologies Inc
(d)
34,834 2,011
DXC Technology Co 446,467 24,900
Hewlett Packard Enterprise Co 1,294,436 18,601
Leidos Holdings Inc 336,812 27,652
MAXIMUS Inc 347,500 25,545
Western Digital Corp 16,164 871
$ 101,069
Consumer Products - 2.59%
Avery Dennison Corp 212,770 24,440
Church & Dwight Co Inc 11,010 831
Clorox Co/The 86,086 13,998
Kimberly-Clark Corp 191,000 25,909
Spectrum Brands Holdings Inc 2,697 135
$ 65,313
Cosmetics & Personal Care - 0.01%
Coty Inc 21,510 235
Distribution & Wholesale - 0.22%
Fastenal Co 2,990 92
HD Supply Holdings Inc
(d)
35,949 1,456
IAA Inc
(d)
645 30
KAR Auction Services Inc 645 17
LKQ Corp
(d)
14,793 399
Resideo Technologies Inc
(d)
9,282 175
Watsco Inc 11,945 1,943
WESCO International Inc
(d)
3,444 175
WW Grainger Inc 4,670 1,359
$ 5,646
Diversified Financial Services - 2.67%
Affiliated Managers Group Inc 17,197 1,476
Air Lease Corp 7,048 295
Alliance Data Systems Corp 2,186 343
Ally Financial Inc 152,124 5,006
Ameriprise Financial Inc 11,673 1,699
BGC Partners Inc 24,664 136
Cboe Global Markets Inc 4,593 502
Credit Acceptance Corp
(d)
134 64
Discover Financial Services 17,895 1,606
E*TRADE Financial Corp 585,735 28,578
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Eaton Vance Corp 8,312 $ 370
Evercore Inc - Class A 38,212 3,300
Franklin Resources Inc 39,716 1,296
Interactive Brokers Group Inc - A Shares 11,120 570
Invesco Ltd 45,332 870
Janus Henderson Group PLC 12,791 257
Jefferies Financial Group Inc 129,537 2,763
Lazard Ltd 5,368 208
Legg Mason Inc 55,558 2,092
Nasdaq Inc 19,564 1,885
Navient Corp 56,672 802
OneMain Holdings Inc 61,700 2,557
Raymond James Financial Inc 8,599 694
Santander Consumer USA Holdings Inc 8,638 232
SEI Investments Co 3,725 222
SLM Corp 85,378 777
Synchrony Financial 146,720 5,264
T Rowe Price Group Inc 27,503 3,119
Western Union Co/The 27,238 572
$ 67,555
Electric - 4.85%
AES Corp/VA 65,523 1,100
Alliant Energy Corp 459,020 22,740
Ameren Corp 20,669 1,564
Avangrid Inc 3,967 201
CenterPoint Energy Inc 76,254 2,212
CMS Energy Corp 24,108 1,404
Consolidated Edison Inc 53,382 4,536
DTE Energy Co 190,895 24,264
Edison International 26,922 2,007
Entergy Corp 17,580 1,856
Evergy Inc 21,669 1,311
Eversource Energy 23,005 1,745
FirstEnergy Corp 46,343 2,037
Hawaiian Electric Industries Inc 19,265 863
IDACORP Inc 43,787 4,469
NRG Energy Inc 283,322 9,672
OGE Energy Corp 11,008 473
PG&E Corp
(d)
29,217 530
Pinnacle West Capital Corp 11,066 1,009
PPL Corp 107,546 3,187
Public Service Enterprise Group Inc 38,929 2,225
Sempra Energy 22,758 3,082
Vistra Energy Corp 49,569 1,063
WEC Energy Group Inc 42,848 3,662
Xcel Energy Inc 424,069 25,280
$ 122,492
Electrical Components & Equipment - 0.79%
Acuity Brands Inc 4,423 594
AMETEK Inc 42,359 3,796
Energizer Holdings Inc 4,682 197
Hubbell Inc 115,371 14,984
Littelfuse Inc 2,426 410
$ 19,981
Electronics - 3.07%
ADT Inc
(e)
10,976 70
Agilent Technologies Inc 38,989 2,706
Allegion PLC 2,775 287
Arrow Electronics Inc
(d)
7,521 546
Avnet Inc 20,970 952
Coherent Inc
(d)
136,954 19,017
Flex Ltd
(d)
2,182,400 24,334
FLIR Systems Inc 21,802 1,082
Fortive Corp 55,358 4,210
Garmin Ltd 66,226 5,205
Gentex Corp 22,705 623
Jabil Inc 158,341 4,889
Keysight Technologies Inc
(d)
16,260 1,456
National Instruments Corp 36,252 1,514

Schedule of Investments
MidCap Value Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
nVent Electric PLC 100,062 $ 2,481
PerkinElmer Inc 10,129 872
Sensata Technologies Holding PLC
(d)
5,067 240
SYNNEX Corp 16,105 1,587
Trimble Inc
(d)
26,307 1,112
Waters Corp
(d)
7,980 1,680
Woodward Inc 24,391 2,733
$ 77,596
Engineering & Construction - 0.07%
AECOM
(d)
11,799 424
Fluor Corp 10,006 325
frontdoor Inc
(d)
6,867 313
Jacobs Engineering Group Inc 7,265 600
$ 1,662
Entertainment - 1.18%
Cinemark Holdings Inc 729,390 29,117
Lions Gate Entertainment Corp - A shares 8,264 107
Lions Gate Entertainment Corp - B shares 9,099 111
Madison Square Garden Co/The
(d)
1,236 358
Vail Resorts Inc 267 66
$ 29,759
Environmental Control - 0.99%
Clean Harbors Inc
(d)
20,835 1,621
Pentair PLC 12,699 493
Republic Services Inc 258,631 22,928
$ 25,042
Food - 3.17%
Beyond Meat Inc
(d),(e)
527 104
Campbell Soup Co 26,425 1,093
Conagra Brands Inc 26,591 768
Flowers Foods Inc 119,655 2,836
Hershey Co/The 4,187 635
Hormel Foods Corp 377,243 15,463
Ingredion Inc 5,006 387
JM Smucker Co/The 8,935 993
Kellogg Co 8,370 487
Kroger Co/The 1,252,514 26,503
Lamb Weston Holdings Inc 45,763 3,072
McCormick & Co Inc/MD 6,456 1,023
Pilgrim's Pride Corp
(d)
77,896 2,107
Post Holdings Inc
(d)
1,964 211
Sprouts Farmers Market Inc
(d)
39,174 663
Sysco Corp 306,389 21,009
TreeHouse Foods Inc
(d)
3,561 211
Tyson Foods Inc 22,171 1,763
US Foods Holding Corp
(d)
19,329 684
$ 80,012
Forest Products & Paper - 0.13%
Domtar Corp 47,927 2,035
International Paper Co 30,269 1,329
$ 3,364
Gas - 0.26%
Atmos Energy Corp 6,374 695
National Fuel Gas Co 99,827 4,766
NiSource Inc 20,548 610
UGI Corp 9,576 489
$ 6,560
Hand & Machine Tools - 0.13%
Kennametal Inc 30,129 1,042
Lincoln Electric Holdings Inc 1,546 131
Regal Beloit Corp 3,986 317
Snap-on Inc 3,021 461
Stanley Black & Decker Inc 8,352 1,233
$ 3,184
Healthcare - Products - 1.29%
Bruker Corp 51,670 2,472
Cantel Medical Corp 1,124 104
Cooper Cos Inc/The 10,246 3,457
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
DENTSPLY SIRONA Inc 74,107 $ 4,035
Henry Schein Inc
(d)
11,231 747
Hill-Rom Holdings Inc 18,453 1,968
Hologic Inc
(d)
21,071 1,080
ICU Medical Inc
(d)
940 239
Integra LifeSciences Holdings Corp
(d)
13,202 837
QIAGEN NV
(d)
12,191 460
STERIS PLC 61,036 9,086
Teleflex Inc 5,993 2,036
West Pharmaceutical Services Inc 11,645 1,599
Zimmer Biomet Holdings Inc 32,160 4,345
$ 32,465
Healthcare - Services - 1.92%
Acadia Healthcare Co Inc
(d)
6,131 196
Catalent Inc
(d)
7,988 451
Centene Corp
(d)
12,048 628
Charles River Laboratories International Inc
(d)
5,330 717
DaVita Inc
(d)
7,002 419
Encompass Health Corp 2,659 170
IQVIA Holdings Inc
(d)
26,413 4,204
Laboratory Corp of America Holdings
(d)
11,190 1,874
MEDNAX Inc
(d)
5,926 146
Molina Healthcare Inc
(d)
760 101
Quest Diagnostics Inc 377,116 38,496
Universal Health Services Inc 6,678 1,007
WellCare Health Plans Inc
(d)
275 79
$ 48,488
Home Builders - 0.18%
DR Horton Inc 18,749 861
Lennar Corp - A Shares 13,785 656
Lennar Corp - B Shares 1,743 66
PulteGroup Inc 57,619 1,815
Thor Industries Inc 9,286 554
Toll Brothers Inc 18,131 652
$ 4,604
Home Furnishings - 0.19%
Dolby Laboratories Inc 54,121 3,686
Leggett & Platt Inc 9,664 386
Whirlpool Corp 5,023 731
$ 4,803
Housewares - 0.05%
Newell Brands Inc 74,003 1,050
Scotts Miracle-Gro Co/The 2,570 288
$ 1,338
Insurance - 11.53%
Aflac Inc 520,909 27,421
Alleghany Corp
(d)
51,701 35,453
Allstate Corp/The 283,200 30,416
American Financial Group Inc/OH 266,940 27,329
American National Insurance Co 16,969 2,054
Arch Capital Group Ltd
(d)
27,867 1,078
Arthur J Gallagher & Co 203,852 18,434
Assurant Inc 3,378 383
Assured Guaranty Ltd 61,329 2,679
Athene Holding Ltd
(d)
10,674 436
AXA Equitable Holdings Inc 21,876 492
Axis Capital Holdings Ltd 33,752 2,149
Brighthouse Financial Inc
(d)
43,073 1,687
Brown & Brown Inc 59,782 2,147
Cincinnati Financial Corp 43,343 4,652
CNA Financial Corp 2,675 128
Erie Indemnity Co 1,832 408
Everest Re Group Ltd 2,651 654
Fidelity National Financial Inc 697,416 29,905
First American Financial Corp 51,786 2,994
Genworth Financial Inc 72,290 288
Hanover Insurance Group Inc/The 29,369 3,810
Hartford Financial Services Group Inc/The 57,998 3,343
Kemper Corp 47,843 4,212

Schedule of Investments
MidCap Value Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 30,059 $ 1,964
Loews Corp 14,470 775
Markel Corp
(d)
15,481 17,244
Mercury General Corp 36,720 2,083
MGIC Investment Corp 427,269 5,490
Old Republic International Corp 27,000 616
Primerica Inc 5,287 649
Reinsurance Group of America Inc 5,522 861
RenaissanceRe Holdings Ltd 2,779 503
Torchmark Corp 8,388 766
Travelers Cos Inc/The 194,900 28,576
Unum Group 20,068 641
Voya Financial Inc 12,163 683
White Mountains Insurance Group Ltd 236 254
Willis Towers Watson PLC 11,333 2,213
WR Berkley Corp 366,331 25,420
$ 291,290
Internet - 0.19%
F5 Networks Inc
(d)
1,244 183
IAC/InterActiveCorp
(d)
2,770 662
Lyft Inc
(d),(e)
1,597 97
Roku Inc
(d)
3,840 397
Symantec Corp 123,044 2,653
TripAdvisor Inc
(d)
2,696 119
VeriSign Inc
(d)
2,704 571
Zillow Group Inc - A Shares
(d)
4,041 201
$ 4,883
Iron & Steel - 1.67%
Nucor Corp 24,986 1,359
Reliance Steel & Aluminum Co 401,553 40,135
Steel Dynamics Inc 23,201 731
United States Steel Corp 5,090 77
$ 42,302
Leisure Products & Services - 0.16%
Brunswick Corp/DE 6,396 315
Harley-Davidson Inc 11,706 419
Norwegian Cruise Line Holdings Ltd
(d)
20,509 1,014
Polaris Industries Inc 817 77
Royal Caribbean Cruises Ltd 19,676 2,289
$ 4,114
Lodging - 0.23%
Caesars Entertainment Corp
(d)
31,357 371
Choice Hotels International Inc 19,016 1,632
Extended Stay America Inc 15,167 254
Hilton Grand Vacations Inc
(d)
6,040 198
Hilton Worldwide Holdings Inc 4,180 404
Hyatt Hotels Corp 18,449 1,427
MGM Resorts International 26,258 788
Wyndham Destinations Inc 7,123 335
Wyndham Hotels & Resorts Inc 5,117 289
Wynn Resorts Ltd 923 120
$ 5,818
Machinery - Construction & Mining - 0.11%
BWX Technologies Inc 2,035 110
Oshkosh Corp 23,341 1,950
Terex Corp 20,910 637
$ 2,697
Machinery - Diversified - 2.39%
AGCO Corp 344,884 26,557
Crane Co 35,876 3,003
Cummins Inc 11,602 1,903
Curtiss-Wright Corp 77,659 9,855
Dover Corp 18,479 1,789
Flowserve Corp 5,662 283
Gardner Denver Holdings Inc
(d)
29,612 976
Gates Industrial Corp PLC
(d)
5,533 61
GrafTech International Ltd 86,724 993
IDEX Corp 14,421 2,426
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Nordson Corp 1,176 $ 167
Roper Technologies Inc 6,760 2,458
Wabtec Corp 6,319 491
Xylem Inc/NY 116,067 9,319
$ 60,281
Media - 1.61%
CBS Corp 468,231 24,119
Discovery Inc - A Shares
(d)
11,703 355
Discovery Inc - C Shares
(d)
71,049 2,007
DISH Network Corp
(d)
30,530 1,033
Fox Corp - A Shares 25,203 941
Fox Corp - B Shares 11,059 411
John Wiley & Sons Inc 12,509 570
Liberty Broadband Corp - A Shares
(d)
1,855 182
Liberty Broadband Corp - C Shares
(d)
5,812 578
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
2,211 83
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
28,970 1,140
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
6,375 265
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
29,352 1,229
New York Times Co/The 52,353 1,868
News Corp - A Shares 28,700 378
News Corp - B Shares 18,760 253
Nexstar Media Group Inc 958 98
Sinclair Broadcast Group Inc 24,874 1,250
Tribune Media Co 46,537 2,162
Viacom Inc - A Shares 1,459 51
Viacom Inc - B Shares 53,174 1,613
$ 40,586
Metal Fabrication & Hardware - 0.08%
Timken Co/The 37,276 1,703
Valmont Industries Inc 2,175 300
$ 2,003
Mining - 0.27%
Alcoa Corp
(d)
15,107 340
Freeport-McMoRan Inc 248,869 2,752
Newmont Goldcorp Corp 95,491 3,487
Royal Gold Inc 2,454 281
$ 6,860
Miscellaneous Manufacturers - 3.63%
AO Smith Corp 6,377 290
AptarGroup Inc 91,164 11,032
Carlisle Cos Inc 1,401 202
Hexcel Corp 89,834 7,345
Ingersoll-Rand PLC 92,918 11,490
ITT Inc 38,981 2,433
Parker-Hannifin Corp 170,314 29,819
Textron Inc 588,937 29,035
Trinity Industries Inc 7,734 152
$ 91,798
Office & Business Equipment - 0.02%
Xerox Holdings Corp 16,933 544
Oil & Gas - 3.49%
Antero Resources Corp
(d)
22,397 103
Apache Corp 32,234 787
Cabot Oil & Gas Corp 130,350 2,497
Centennial Resource Development Inc/DE
(d)
15,094 90
Cimarex Energy Co 498,818 25,276
Concho Resources Inc 10,960 1,071
Continental Resources Inc/OK
(d)
6,921 257
Devon Energy Corp 940,236 25,387
Diamondback Energy Inc 7,174 742
EQT Corp 19,882 300
Helmerich & Payne Inc 8,169 406
Hess Corp 31,625 2,051

Schedule of Investments
MidCap Value Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
HollyFrontier Corp 36,575 $ 1,820
Kosmos Energy Ltd 29,806 179
Marathon Oil Corp 72,884 1,025
Murphy Oil Corp 54,514 1,310
Noble Energy Inc 60,987 1,347
Parsley Energy Inc
(d)
984,709 16,336
PBF Energy Inc 9,586 268
PDC Energy Inc
(d)
173,121 4,974
Pioneer Natural Resources Co 11,075 1,528
Range Resources Corp
(e)
16,621 95
WPX Energy Inc
(d)
31,687 331
$ 88,180
Oil & Gas Services - 0.17%
Apergy Corp
(d)
6,403 208
Baker Hughes a GE Co 28,438 722
Halliburton Co 111,609 2,567
National Oilwell Varco Inc 21,260 506
Patterson-UTI Energy Inc 17,070 199
$ 4,202
Packaging & Containers - 0.91%
Amcor PLC 117,906 1,250
Ball Corp 1,000 71
Berry Global Group Inc
(d)
36,107 1,627
Crown Holdings Inc
(d)
5,355 343
Graphic Packaging Holding Co 21,870 325
Owens-Illinois Inc 12,540 213
Packaging Corp of America 139,997 14,135
Sealed Air Corp 32,568 1,361
Silgan Holdings Inc 6,773 203
Sonoco Products Co 47,501 2,852
Westrock Co 14,025 506
$ 22,886
Pharmaceuticals - 1.46%
Agios Pharmaceuticals Inc
(d)
3,249 156
Alkermes PLC
(d)
11,009 255
AmerisourceBergen Corp 301,625 26,287
Cardinal Health Inc 40,672 1,860
Elanco Animal Health Inc
(d)
29,813 983
Herbalife Nutrition Ltd
(d)
77,800 3,191
Horizon Therapeutics Plc
(d)
11,468 285
Jazz Pharmaceuticals PLC
(d)
390 54
McKesson Corp 13,098 1,820
Mylan NV
(d)
65,188 1,363
Perrigo Co PLC 8,910 481
Premier Inc
(d)
3,655 142
$ 36,877
Pipelines - 0.44%
Antero Midstream Corp 18,351 167
Cheniere Energy Inc
(d)
5,452 355
Equitrans Midstream Corp 76,068 1,262
ONEOK Inc 52,962 3,711
Targa Resources Corp 12,609 491
Williams Cos Inc/The 213,046 5,250
$ 11,236
Real Estate - 0.05%
CBRE Group Inc
(d)
12,564 666
Jones Lang LaSalle Inc 2,510 365
Newmark Group Inc 13,058 129
$ 1,160
REITs - 9.50%
AGNC Investment Corp 29,559 507
Alexandria Real Estate Equities Inc 13,340 1,952
American Campus Communities Inc 13,299 622
American Homes 4 Rent 17,852 432
Annaly Capital Management Inc 80,215 766
Apartment Investment & Management Co 14,108 699
Apple Hospitality REIT Inc 199,570 3,135
AvalonBay Communities Inc 31,967 6,674
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Boston Properties Inc 35,713 $ 4,748
Brandywine Realty Trust 196,070 2,892
Brixmor Property Group Inc 73,221 1,390
Brookfield Property REIT Inc 40,400 780
Camden Property Trust 21,278 2,207
Chimera Investment Corp 14,570 281
Columbia Property Trust Inc 13,541 297
CoreCivic Inc 32,010 543
CoreSite Realty Corp 783 82
Corporate Office Properties Trust 68,454 1,912
Cousins Properties Inc 11,266 396
CubeSmart 83,438 2,832
CyrusOne Inc 6,164 354
Digital Realty Trust Inc 13,554 1,550
Douglas Emmett Inc 32,002 1,306
Duke Realty Corp 116,356 3,878
Empire State Realty Trust Inc 12,344 173
EPR Properties 23,583 1,755
Equity Commonwealth 36,341 1,220
Equity Residential 87,863 6,932
Essex Property Trust Inc 16,122 4,872
Extra Space Storage Inc 7,704 866
Federal Realty Investment Trust 10,399 1,372
Gaming and Leisure Properties Inc 19,106 720
HCP Inc 48,424 1,546
Healthcare Trust of America Inc 1,009,772 27,193
Highwoods Properties Inc 630,291 28,571
Hospitality Properties Trust 180,822 4,469
Host Hotels & Resorts Inc 166,319 2,892
Hudson Pacific Properties Inc 46,307 1,635
Invitation Homes Inc 34,127 937
Iron Mountain Inc 13,942 410
JBG SMITH Properties 9,460 370
Kilroy Realty Corp 5,451 433
Kimco Realty Corp 22,240 427
Lamar Advertising Co 349,700 28,298
Liberty Property Trust 13,669 715
Life Storage Inc 24,076 2,347
Medical Properties Trust Inc 21,551 377
MFA Financial Inc 228,777 1,642
Mid-America Apartment Communities Inc 9,546 1,125
National Retail Properties Inc 324,105 16,931
New Residential Investment Corp 159,885 2,509
Omega Healthcare Investors Inc 19,210 697
Outfront Media Inc 127,082 3,454
Paramount Group Inc 115,020 1,591
Park Hotels & Resorts Inc 14,835 392
Piedmont Office Realty Trust Inc 44,210 920
Public Storage 106,000 25,733
Rayonier Inc 24,719 718
Realty Income Corp 17,962 1,244
Regency Centers Corp 14,222 949
Retail Properties of America Inc 164,870 2,005
Retail Value Inc 5,010 189
Senior Housing Properties Trust 140,093 1,149
SITE Centers Corp 11,711 167
SL Green Realty Corp 4,627 375
Spirit Realty Capital Inc 7,028 310
Starwood Property Trust Inc 26,656 619
STORE Capital Corp 20,226 692
Sun Communities Inc 5,972 793
Taubman Centers Inc 5,646 228
Two Harbors Investment Corp 20,839 281
UDR Inc 61,284 2,823
Ventas Inc 27,406 1,844
VEREIT Inc 53,673 490
VICI Properties Inc 37,694 804
Vornado Realty Trust 61,536 3,958
Weingarten Realty Investors 82,969 2,315

Schedule of Investments
MidCap Value Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Welltower Inc 22,348 $ 1,858
Weyerhaeuser Co 41,068 1,044
WP Carey Inc 13,965 1,209
$ 239,823
Retail - 4.45%
Advance Auto Parts Inc 10,211 1,538
AutoNation Inc
(d)
380,438 18,520
AutoZone Inc
(d)
2,160 2,426
Best Buy Co Inc 45,243 3,462
Burlington Stores Inc
(d)
5,970 1,079
CarMax Inc
(d)
4,819 423
Casey's General Stores Inc 2,021 327
Darden Restaurants Inc 202,565 24,624
Dick's Sporting Goods Inc 5,728 213
Dollar General Corp 11,565 1,550
Dollar Tree Inc
(d)
32,690 3,326
Dunkin' Brands Group Inc 1,762 141
Foot Locker Inc 8,825 363
Gap Inc/The 16,900 329
Genuine Parts Co 11,037 1,072
Kohl's Corp 8,969 483
L Brands Inc 81,325 2,110
Macy's Inc 17,023 387
MSC Industrial Direct Co Inc 28,718 2,041
Nu Skin Enterprises Inc 67,692 2,706
Penske Automotive Group Inc 3,106 143
Qurate Retail Inc
(d)
55,478 785
Tiffany & Co 193,351 18,160
Urban Outfitters Inc
(d)
6,606 157
Williams-Sonoma Inc 28,165 1,878
Yum China Holdings Inc 166,388 7,571
Yum! Brands Inc 147,525 16,599
$ 112,413
Savings & Loans - 0.15%
New York Community Bancorp Inc 33,516 386
People's United Financial Inc 21,847 359
Sterling Bancorp/DE 140,374 3,067
$ 3,812
Semiconductors - 1.39%
Analog Devices Inc 20,928 2,458
Cree Inc
(d)
5,349 333
Cypress Semiconductor Corp 91,293 2,097
IPG Photonics Corp
(d)
2,352 308
KLA Corp 143,300 19,535
Lam Research Corp 1,999 417
Marvell Technology Group Ltd 36,140 949
Maxim Integrated Products Inc 14,044 831
Microchip Technology Inc 9,212 870
MKS Instruments Inc 4,095 349
ON Semiconductor Corp
(d)
22,469 483
Qorvo Inc
(d)
18,009 1,320
Skyworks Solutions Inc 21,429 1,827
Teradyne Inc 43,150 2,405
Xilinx Inc 8,760 1,000
$ 35,182
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 458 105
Software - 3.28%
Akamai Technologies Inc
(d)
24,184 2,132
ANSYS Inc
(d)
5,750 1,168
Autodesk Inc
(d)
9,740 1,521
Black Knight Inc
(d)
147,015 9,309
Ceridian HCM Holding Inc
(d)
1,380 73
Cerner Corp 34,760 2,490
Citrix Systems Inc 1,634 154
Covetrus Inc
(d),(e)
7,185 170
Fidelity National Information Services Inc 149,620 19,937
Jack Henry & Associates Inc 523 73
Nuance Communications Inc
(d)
1,770,460 29,461
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SolarWinds Corp
(d)
3,574 $ 64
SS&C Technologies Holdings Inc 16,336 783
Synopsys Inc
(d)
92,768 12,316
Take-Two Interactive Software Inc
(d)
3,319 407
Teradata Corp
(d)
38,030 1,393
Zynga Inc
(d)
217,710 1,389
$ 82,840
Telecommunications - 1.52%
CenturyLink Inc 243,930 2,949
Ciena Corp
(d)
61,770 2,793
CommScope Holding Co Inc
(d)
64,650 923
Corning Inc 43,155 1,327
EchoStar Corp
(d)
4,079 186
GCI Liberty Inc
(d)
5,405 323
Juniper Networks Inc 28,862 780
LogMeIn Inc 23,224 1,764
Motorola Solutions Inc 147,704 24,513
Sprint Corp
(d)
40,712 298
Telephone & Data Systems Inc 62,659 2,027
United States Cellular Corp
(d)
1,526 73
ViaSat Inc
(d)
4,256 347
$ 38,303
Textiles - 0.02%
Mohawk Industries Inc
(d)
3,279 409
Toys, Games & Hobbies - 1.12%
Hasbro Inc 233,900 28,339
Transportation - 1.30%
CH Robinson Worldwide Inc 1,741 146
Expeditors International of Washington Inc 5,002 382
Genesee & Wyoming Inc
(d)
3,526 387
JB Hunt Transport Services Inc 3,313 339
Kansas City Southern 5,526 684
Knight-Swift Transportation Holdings Inc 9,002 323
Landstar System Inc 259,282 28,850
Old Dominion Freight Line Inc 2,080 347
Ryder System Inc 3,871 206
Schneider National Inc 46,588 900
XPO Logistics Inc
(d)
2,110 142
$ 32,706
Water - 0.18%
American Water Works Co Inc 20,597 2,364
Aqua America Inc 51,045 2,141
$ 4,505
TOTAL COMMON STOCKS $ 2,465,801
Total Investments $ 2,526,345
Other Assets and Liabilities -  (0.04)% (889)
TOTAL NET ASSETS - 100.00% $ 2,525,456
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $396 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
MidCap Value Fund I
July 31, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 29.01%
Industrial 14.86%
Consumer, Non-cyclical 14.77%
Consumer, Cyclical 11.92%
Technology 8.69%
Utilities 5.29%
Basic Materials 4.81%
Communications 4.19%
Energy 4.10%
Money Market Funds 2.39%
Domestic Equity Funds 0.01%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 19,620 $ 518,523 $ 478,324 $ 59,819
Principal Shareholder Yield Index ETF — 328 167 169
Principal Sustainable Momentum Index ETF — 283 158 147
Principal U.S. Small-Cap Multi-Factor Index ETF — 26 13 13
$ 19,620 $ 519,160 $ 478,662 $ 60,148
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 474 $ — $ — $ —
Principal Shareholder Yield Index ETF 3 3 — 5
Principal Sustainable Momentum Index ETF 2 10 — 12
Principal U.S. Small-Cap Multi-Factor Index ETF — — — —
$ 479 $ 13 $ — $ 17
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2019 Long 101 $ 19,878 $ 42
Total $ 42
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.00% Shares Held Value (000's)
Money Market Funds - 3.00%
BlackRock Liquidity FedFund 2.21%
(a),(b)
2,085,592 $ 2,085
Principal Government Money Market Fund
2.18%
(a),(c)
81,944,699 81,945
$ 84,030
TOTAL INVESTMENT COMPANIES $ 84,030
COMMON STOCKS - 94.36% Shares Held Value (000's)
Advertising - 0.04%
Publicis Groupe SA 9,544 471
WPP PLC 56,891 670
$ 1,141
Aerospace & Defense - 3.66%
Airbus SE 339,329 47,968
BAE Systems PLC 136,245 905
Cobham PLC
( d)
7,799,510 15,617
Meggitt PLC 48,986 354
Rolls-Royce Holdings PLC
( d)
3,582,066 37,441
$ 102,285
Agriculture - 2.58%
British American Tobacco PLC 1,309,569 46,663
Golden Agri-Resources Ltd 404,500 87
Imperial Brands PLC 40,773 1,035
Japan Tobacco Inc 1,112,000 24,501
$ 72,286
Airlines - 0.58%
Japan Airlines Co Ltd 7,400 232
Ryanair Holdings PLC ADR
(d)
251,787 15,643
Singapore Airlines Ltd 34,000 238
$ 16,113
Apparel - 1.04%
Gildan Activewear Inc 734,903 28,944
Yue Yuen Industrial Holdings Ltd 46,000 129
$ 29,073
Automobile Manufacturers - 0.51%
Bayerische Motoren Werke AG 14,683 1,081
Daimler AG 34,878 1,802
Fiat Chrysler Automobiles NV 23,955 321
Hino Motors Ltd 18,200 146
Honda Motor Co Ltd 71,500 1,779
Mazda Motor Corp 35,900 347
Mitsubishi Motors Corp 42,200 186
Nissan Motor Co Ltd 89,000 578
Peugeot SA 12,980 306
Renault SA 8,525 476
Subaru Corp 23,600 550
Toyota Motor Corp 100,210 6,475
Volkswagen AG 2,048 349
$ 14,396
Automobile Parts & Equipment - 0.17%
Bridgestone Corp 25,100 942
Cie Generale des Etablissements Michelin SCA 3,771 417
Continental AG 4,880 669
Denso Corp 16,700 709
Faurecia SE 1,676 79
JTEKT Corp 13,000 154
Nokian Renkaat OYJ 7,837 225
Sumitomo Electric Industries Ltd 33,000 408
Sumitomo Rubber Industries Ltd 10,900 119
Toyota Industries Corp 9,400 488
Valeo SA 15,150 472
Yokohama Rubber Co Ltd/The 7,600 140
$ 4,822
Banks - 13.06%
Akbank T.A.S.
(d)
3,412,983 4,566
Aozora Bank Ltd 7,600 174
Arion Banki HF
( e)
15,234,486 9,323
Australia & New Zealand Banking Group Ltd 122,550 2,329
Banco Bilbao Vizcaya Argentaria SA 255,778 1,302
Banco Santander SA 622,829 2,658
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank Leumi Le-Israel BM 67,771 $ 493
Bank of Kyoto Ltd/The 3,300 128
Bank of Queensland Ltd 25,336 161
Barclays PLC 22,158,372 41,477
Bendigo & Adelaide Bank Ltd 30,735 241
BNP Paribas SA 1,344,100 62,905
BOC Hong Kong Holdings Ltd 141,800 540
CaixaBank SA 5,880,320 14,574
Canadian Imperial Bank of Commerce 141,413 11,125
Commonwealth Bank of Australia 37,969 2,131
Credit Agricole SA 52,027 619
Credit Suisse Group AG
( d)
34,318 415
Danske Bank A/S 25,772 383
DBS Group Holdings Ltd 28,100 536
Deutsche Bank AG 75,304 582
DNB ASA 43,679 781
Erste Group Bank AG
( d)
13,652 490
Fukuoka Financial Group Inc 10,900 200
Grupo Financiero Banorte SAB de CV 2,825,300 14,134
Hang Seng Bank Ltd 34,200 813
HSBC Holdings PLC 909,826 7,286
ING Groep NV 1,582,412 17,559
Intesa Sanpaolo SpA 570,909 1,238
Investec PLC 43,011 245
Israel Discount Bank Ltd 36,697 158
Japan Post Bank Co Ltd 25,500 248
KBC Group NV 11,329 728
Lloyds Banking Group PLC 24,060,995 15,565
Mediobanca Banca di Credito Finanziario SpA 39,155 392
Mitsubishi UFJ Financial Group Inc 530,600 2,621
Mizuho Financial Group Inc 1,040,600 1,477
National Australia Bank Ltd 119,136 2,320
Nordea Bank Abp 116,499 747
Oversea-Chinese Banking Corp Ltd 79,600 663
Resona Holdings Inc 131,900 538
Royal Bank of Scotland Group PLC 184,845 487
Seven Bank Ltd 6,555,200 17,735
Shinsei Bank Ltd 9,900 150
Siam Commercial Bank PCL/The 3,770,200 16,757
Skandinaviska Enskilda Banken AB 73,847 694
Societe Generale SA 29,437 721
Standard Chartered PLC 82,962 683
Sumitomo Mitsui Financial Group Inc 609,800 21,324
Sumitomo Mitsui Trust Holdings Inc 14,407 492
Svenska Handelsbanken AB 69,293 624
Swedbank AB 34,733 473
UBS Group AG
( d)
147,917 1,651
UniCredit SpA 4,093,369 48,197
United Overseas Bank Ltd 1,452,500 27,675
Westpac Banking Corp 147,883 2,901
$ 365,429
Beverages - 1.08%
Coca-Cola European Partners PLC 546,195 30,194
Building Materials - 0.47%
AGC Inc/Japan 11,600 356
Boral Ltd 73,920 259
Cie de Saint-Gobain 20,966 803
Fletcher Building Ltd 53,807 175
HeidelbergCement AG 6,575 475
LafargeHolcim Ltd
( d)
220,872 10,841
Taiheiyo Cement Corp 7,700 216
$ 13,125
Chemicals - 7.99%
Air Liquide SA 175,372 24,208
Air Water Inc 9,300 152
Akzo Nobel NV 327,899 30,939
Arkema SA 2,170 195
Asahi Kasei Corp 55,700 567
BASF SE 807,574 53,610

Schedule of Investments
Overseas Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Brenntag AG 457,920 $ 22,366
Covestro AG
( e)
10,964 495
Daicel Corp 16,600 140
Evonik Industries AG 11,754 334
Johnson Matthey PLC 394,631 15,387
JSR Corp 12,200 201
Kuraray Co Ltd 20,200 239
Linde PLC 373,709 71,462
Mitsubishi Chemical Holdings Corp 80,700 573
Mitsubishi Gas Chemical Co Inc 10,300 137
Mitsui Chemicals Inc 11,700 268
Nitto Denko Corp 9,900 488
Showa Denko KK 3,000 80
Solvay SA 4,676 479
Sumitomo Chemical Co Ltd 93,900 428
Teijin Ltd 11,300 196
Toray Industries Inc 53,000 365
Tosoh Corp 16,500 231
$ 223,540
Commercial Services - 0.63%
Adecco Group AG 9,980 545
Atlantia SpA 21,120 543
China Merchants Port Holdings Co Ltd 4,720,151 7,812
Dai Nippon Printing Co Ltd 15,400 323
Randstad NV 7,513 377
RELX PLC 329,667 7,819
Toppan Printing Co Ltd 15,500 252
$ 17,671
Computers - 0.01%
NEC Corp 9,500 388
Consumer Products - 0.00%
Societe BIC SA 1,596 111
Distribution & Wholesale - 1.84%
ITOCHU Corp 59,200 1,127
Jardine Cycle & Carriage Ltd 6,300 154
Marubeni Corp 68,600 445
Mitsubishi Corp 59,400 1,595
Mitsui & Co Ltd 72,700 1,182
Sumitomo Corp 1,664,500 24,699
Toyota Tsusho Corp 13,500 391
Travis Perkins PLC 1,329,611 22,012
$ 51,605
Diversified Financial Services - 3.09%
Amundi SA
( e)
3,817 263
CI Financial Corp 632,400 9,804
Julius Baer Group Ltd
( d)
549,344 23,475
Mebuki Financial Group Inc 55,800 138
Mitsubishi UFJ Lease & Finance Co Ltd 25,400 134
Nomura Holdings Inc 127,200 409
ORIX Corp 1,458,400 20,814
Samsung Securities Co Ltd 362,499 11,136
SBI Holdings Inc/Japan 14,800 336
Schroders PLC 7,840 283
Standard Life Aberdeen PLC 5,390,202 19,551
$ 86,343
Electric - 3.47%
AusNet Services 115,155 140
Chubu Electric Power Co Inc 20,400 288
CLP Holdings Ltd 71,000 772
EDP - Energias de Portugal SA 112,956 413
Electric Power Development Co Ltd 9,400 210
Endesa SA 20,028 495
Enel SpA 2,678,051 18,320
Engie SA 1,416,208 21,795
Fortum Oyj 839,362 19,254
Iberdrola SA 264,646 2,511
Kansai Electric Power Co Inc/The 44,500 550
Meridian Energy Ltd 80,804 249
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Power Assets Holdings Ltd 59,500 $ 425
Red Electrica Corp SA 27,293 515
RWE AG 20,976 567
SSE PLC 2,166,209 28,879
Terna Rete Elettrica Nazionale SpA 88,716 540
Tohoku Electric Power Co Inc 27,000 270
Tokyo Electric Power Co Holdings Inc
( d)
96,300 463
Uniper SE 12,693 391
$ 97,047
Electrical Components & Equipment - 0.05%
Brother Industries Ltd 14,100 250
Schneider Electric SE 11,723 1,011
$ 1,261
Electronics - 1.64%
ABB Ltd 2,422,093 45,722
Nippon Electric Glass Co Ltd 5,100 114
$ 45,836
Engineering & Construction - 0.48%
ACS Actividades de Construccion y Servicios SA 11,159 451
Auckland International Airport Ltd 60,913 371
Balfour Beatty PLC 3,411,791 8,511
Bouygues SA 14,055 503
CK Infrastructure Holdings Ltd 42,000 326
Kajima Corp 14,200 183
NWS Holdings Ltd 98,000 182
Obayashi Corp 26,600 252
Shimizu Corp 18,700 150
Skanska AB 21,450 401
Vinci SA 21,674 2,229
$ 13,559
Entertainment - 0.01%
GVC Holdings PLC 36,686 263
Sankyo Co Ltd 2,800 96
$ 359
Food - 2.44%
Aeon Co Ltd 20,700 358
Aryzta AG
( d)
2,557,500 2,127
Carrefour SA 830,614 15,962
Coles Group Ltd
( d)
35,748 347
Dairy Farm International Holdings Ltd 7,400 55
Danone SA 91,323 7,921
ICA Gruppen AB 5,708 253
J Sainsbury PLC 111,106 265
Jardine Strategic Holdings Ltd 13,972 479
METRO AG
( f)
11,354 175
NH Foods Ltd 5,500 204
Nisshin Seifun Group Inc 4,400 83
Orkla ASA 2,054,516 17,475
Seven & i Holdings Co Ltd 609,800 20,811
Toyo Suisan Kaisha Ltd 2,800 113
Wesfarmers Ltd 43,487 1,164
Wm Morrison Supermarkets PLC 149,328 353
$ 68,145
Food Service - 0.85%
Elior Group SA
( e)
1,822,792 23,838
Forest Products & Paper - 0.02%
UPM-Kymmene Oyj 23,538 635
Gas - 0.30%
Enagas SA 14,300 312
National Grid PLC 150,290 1,540
Osaka Gas Co Ltd 23,700 436
Snam SpA 1,166,951 5,729
Tokyo Gas Co Ltd 16,900 422
$ 8,439
Hand & Machine Tools - 0.01%
Fuji Electric Co Ltd 7,900 241
Healthcare - Products - 0.95%
Koninklijke Philips NV 567,020 26,599

Schedule of Investments
Overseas Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 0.07%
CK Hutchison Holdings Ltd 116,500 $ 1,089
Jardine Matheson Holdings Ltd 9,561 580
Swire Pacific Ltd 16,000 182
$ 1,851
Home Builders - 0.09%
Barratt Developments PLC 63,955 499
Berkeley Group Holdings PLC 3,865 182
Daiwa House Industry Co Ltd 16,500 469
Iida Group Holdings Co Ltd 9,300 152
Persimmon PLC 20,026 489
Sekisui House Ltd
( f)
27,300 459
Taylor Wimpey PLC 206,729 405
$ 2,655
Home Furnishings - 0.03%
Panasonic Corp 84,500 713
Insurance - 5.81%
Admiral Group PLC 11,908 313
Aegon NV 80,826 398
Ageas 8,291 445
Allianz SE 12,518 2,904
Assicurazioni Generali SpA 49,712 927
Aviva PLC 4,449,804 21,847
AXA SA 892,227 22,474
Baloise Holding AG 3,078 556
CNP Assurances 10,825 224
Dai-ichi Life Holdings Inc 41,400 609
Direct Line Insurance Group PLC 86,699 339
Gjensidige Forsikring ASA 12,611 245
Hannover Rueck SE 2,734 426
Japan Post Holdings Co Ltd 68,000 667
Legal & General Group PLC 270,470 858
Manulife Financial Corp 832,251 15,071
Mapfre SA 67,962 187
MS&AD Insurance Group Holdings Inc 15,000 492
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
3,391 808
NN Group NV 13,928 523
Prudential PLC 2,288,244 47,079
Sampo Oyj 20,115 835
SCOR SE 5,142 211
Societa Cattolica di Assicurazioni SC 1,577,091 13,383
Sompo Holdings Inc 598,700 24,794
Sony Financial Holdings Inc 6,300 153
Swiss Life Holding AG 1,551 750
Swiss Re AG 13,828 1,339
Tokio Marine Holdings Inc 27,900 1,481
Zurich Insurance Group AG 6,866 2,388
$ 162,726
Internet - 0.94%
Baidu Inc ADR
(d)
230,778 25,778
Yahoo Japan Corp 168,100 492
$ 26,270
Investment Companies - 0.07%
BGP Holdings PLC
( d),(g),(h)
738,711 —
EXOR NV 3,421 238
Groupe Bruxelles Lambert SA 5,086 479
Industrivarden AB 10,530 229
Investor AB 20,666 983
$ 1,929
Iron & Steel - 0.07%
ArcelorMittal 25,477 404
BlueScope Steel Ltd 16,817 148
Evraz PLC 31,852 250
Hitachi Metals Ltd 13,600 143
JFE Holdings Inc 31,100 411
Kobe Steel Ltd 19,500 125
Nippon Steel Corp 35,800 561
$ 2,042
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0.34%
Carnival PLC 209,501 $ 9,457
Lodging - 0.92%
Sands China Ltd 103,200 495
SJM Holdings Ltd 23,146,083 25,127
$ 25,622
Machinery - Construction & Mining - 0.97%
Hitachi Ltd 693,660 24,594
Komatsu Ltd 35,500 794
Mitsubishi Electric Corp 80,100 1,046
Mitsubishi Heavy Industries Ltd 14,100 581
$ 27,015
Machinery - Diversified - 3.37%
Amada Holdings Co Ltd 21,600 238
CNH Industrial NV 1,951,183 19,757
FANUC Corp 199,100 35,385
KION Group AG 323,608 17,249
Nabtesco Corp 803,100 21,635
Sumitomo Heavy Industries Ltd 3,500 113
$ 94,377
Media - 0.05%
Bollore SA 27,685 119
Informa PLC 56,439 598
Pearson PLC 49,273 522
RTL Group SA 2,440 120
Singapore Press Holdings Ltd 100,900 161
$ 1,520
Metal Fabrication & Hardware - 0.01%
NSK Ltd 22,600 191
Mining - 0.46%
Anglo American PLC 46,470 1,139
BHP Group Ltd 125,537 3,456
BHP Group PLC 93,148 2,221
Glencore PLC
( d)
490,700 1,574
Mitsubishi Materials Corp 7,100 195
Rio Tinto Ltd 15,822 1,059
Rio Tinto PLC 50,273 2,839
South32 Ltd 215,269 458
$ 12,941
Miscellaneous Manufacturers - 1.29%
Nikon Corp 20,300 274
Orica Ltd 11,979 178
Siemens AG 320,677 34,901
Smiths Group PLC 8,738 174
Toshiba Corp 21,500 686
$ 36,213
Office & Business Equipment - 0.07%
Canon Inc 43,600 1,182
Konica Minolta Inc 28,500 236
Ricoh Co Ltd 42,200 387
Seiko Epson Corp 17,800 262
$ 2,067
Oil & Gas - 7.26%
BP PLC 6,196,664 41,001
Ecopetrol SA ADR 1,520,186 27,257
Encana Corp 4,688,731 21,422
Eni SpA 97,571 1,524
Equinor ASA 19,210 345
Idemitsu Kosan Co Ltd 12,433 343
Inpex Corp 1,612,700 14,144
JXTG Holdings Inc 141,910 668
Repsol SA 55,739 884
Royal Dutch Shell PLC - A Shares 169,824 5,349
Royal Dutch Shell PLC - B Shares 1,394,156 44,034
SK Innovation Co Ltd 42,478 6,104
TOTAL SA 759,803 39,381
Woodside Petroleum Ltd 35,910 847
$ 203,303

Schedule of Investments
Overseas Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 1.85%
CGG SA
( d)
5,107,186 $ 11,204
Oceaneering International Inc
( d)
1,239,561 19,151
Schlumberger Ltd 535,531 21,405
$ 51,760
Packaging & Containers - 0.01%
Toyo Seikan Group Holdings Ltd 9,000 157
Pharmaceuticals - 6.82%
AstraZeneca PLC 513,561 44,369
Bayer AG 193,942 12,562
Daiichi Sankyo Co Ltd 12,100 735
GlaxoSmithKline PLC 779,263 16,116
Hisamitsu Pharmaceutical Co Inc 2,000 80
Medipal Holdings Corp 7,600 162
Mitsubishi Tanabe Pharma Corp 14,200 160
Novartis AG 355,133 32,565
Otsuka Holdings Co Ltd 12,400 456
Roche Holding AG 81,488 21,812
Sanofi 43,061 3,588
Sinopharm Group Co Ltd 248,453 918
Suzuken Co Ltd/Aichi Japan 2,300 127
Taisho Pharmaceutical Holdings Co Ltd 1,500 114
Takeda Pharmaceutical Co Ltd 1,660,723 57,155
$ 190,919
Pipelines - 1.08%
Koninklijke Vopak NV 611,543 30,152
Private Equity - 0.02%
3i Group PLC 44,148 595
Real Estate - 0.23%
Aeon Mall Co Ltd 2,300 35
Azrieli Group Ltd 2,674 187
CK Asset Holdings Ltd 115,500 868
Hang Lung Properties Ltd 128,000 301
Henderson Land Development Co Ltd 92,438 478
Hongkong Land Holdings Ltd 73,582 449
Hysan Development Co Ltd 40,000 191
Kerry Properties Ltd 25,500 96
Mitsui Fudosan Co Ltd 26,100 589
New World Development Co Ltd 234,285 330
Nomura Real Estate Holdings Inc 8,000 162
Sun Hung Kai Properties Ltd 70,883 1,142
Vonovia SE 18,879 922
Wharf Real Estate Investment Co Ltd 77,000 486
Wheelock & Co Ltd 33,000 208
$ 6,444
REITs - 0.21%
Ascendas Real Estate Investment Trust 156,900 348
CapitaLand Commercial Trust 165,300 247
CapitaLand Mall Trust 162,800 309
Daiwa House REIT Investment Corp 116 284
Japan Prime Realty Investment Corp 49 217
Japan Real Estate Investment Corp 82 513
Japan Retail Fund Investment Corp 166 335
Klepierre SA 12,884 397
Nippon Building Fund Inc 55 386
Nippon Prologis REIT Inc
( d)
124 298
Nomura Real Estate Master Fund Inc 243 386
Scentre Group 203,957 556
Segro PLC 44,448 412
Suntec Real Estate Investment Trust 118,200 163
Unibail-Rodamco-Westfield 5,305 710
United Urban Investment Corp 183 310
$ 5,871
Retail - 2.26%
B&M European Value Retail SA 3,662,760 16,441
Greene King PLC 2,363,264 17,945
Harvey Norman Holdings Ltd 33,475 100
Hennes & Mauritz AB 35,623 621
HUGO BOSS AG 419,282 26,352
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
J Front Retailing Co Ltd
( f)
14,400 $ 169
Kingfisher PLC 133,051 359
Marks & Spencer Group PLC 122,952 309
Next PLC 6,102 449
Pandora A/S 4,286 164
Swatch Group AG/The - REG 3,521 192
USS Co Ltd 4,900 97
$ 63,198
Semiconductors - 2.07%
ASM Pacific Technology Ltd 19,300 226
MediaTek Inc 2,431,697 24,322
Samsung Electronics Co Ltd 878,261 33,264
$ 57,812
Shipbuilding - 0.01%
Yangzijiang Shipbuilding Holdings Ltd 150,200 155
Software - 1.83%
Micro Focus International PLC 884,546 18,632
SAP SE 267,636 32,715
$ 51,347
Telecommunications - 6.37%
BT Group PLC 323,491 758
China Mobile Ltd 5,090,841 43,294
Deutsche Telekom AG 1,080,920 17,707
Elisa Oyj 5,830 274
Eutelsat Communications SA 11,010 211
HKT Trust & HKT Ltd 238,000 380
KDDI Corp 1,733,900 45,240
Nippon Telegraph & Telephone Corp 28,900 1,304
Nokia OYJ
( f)
216,162 1,165
NTT DOCOMO Inc 60,100 1,441
Orange SA 76,531 1,134
Proximus SADP 9,591 274
Singapore Telecommunications Ltd 367,900 887
SK Telecom Co Ltd 151,868 31,791
Spark New Zealand Ltd 115,779 302
Swisscom AG 1,168 566
Telefonica SA 179,250 1,367
Telenor ASA 28,222 572
Telia Co AB 107,948 480
Telstra Corp Ltd 187,675 509
Vodafone Group PLC 15,650,356 28,483
$ 178,139
Transportation - 2.76%
Aurizon Holdings Ltd 125,487 493
Central Japan Railway Co 6,300 1,266
Deutsche Post AG 884,824 28,780
East Japan Railway Co 344,800 31,610
Hankyu Hanshin Holdings Inc 7,100 249
Kamigumi Co Ltd 6,900 159
Kuehne + Nagel International AG 1,190 175
Kyushu Railway Co 10,200 291
Mitsui OSK Lines Ltd 7,300 179
MTR Corp Ltd 58,500 384
Poste Italiane SpA
( e)
32,944 352
Seibu Holdings Inc 803,000 12,625
West Japan Railway Co 7,200 589
$ 77,152
Water - 0.05%
Severn Trent PLC 14,954 366
Suez 21,549 316
United Utilities Group PLC 42,999 411
Veolia Environnement SA 16,940 427
$ 1,520
TOTAL COMMON STOCKS $ 2,640,594

Schedule of Investments
Overseas Fund
July 31, 2019 (unaudited)
See accompanying notes.

PREFERRED STOCKS - 2.37% Shares Held Value (000's)
Automobile Manufacturers - 2.37%
Bayerische Motoren Werke AG 3.52% 3,507 $ 208
Porsche Automobil Holding SE 2.21% 6,788 445
Volkswagen AG 4.86% 395,634 65,744
$ 66,397
TOTAL PREFERRED STOCKS $ 66,397
Total Investments $ 2,791,021
Other Assets and Liabilities -  0.27% 7,476
TOTAL NET ASSETS - 100.00% $ 2,798,497
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $2,085 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,271 or 1.22% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Country Percent
United Kingdom 23.54%
Japan 16.33%
Germany 11.57%
France 10.51%
Netherlands 5.58%
Switzerland 5.24%
United States 4.79%
Italy 3.26%
Hong Kong 3.14%
Canada 3.09%
Korea, Republic Of 2.95%
Singapore 1.12%
Colombia 0.98%
China 0.96%
Spain 0.92%
Taiwan, Province Of China 0.87%
Finland 0.83%
Australia 0.75%
Norway 0.70%
Thailand 0.60%
Ireland 0.56%
Mexico 0.51%
Iceland 0.33%
Turkey 0.16%
Sweden 0.16%
Belgium 0.10%
Israel 0.04%
New Zealand 0.03%
Macao 0.02%
Denmark 0.02%
Austria 0.02%
Luxembourg 0.01%
South Africa 0.01%
Portugal 0.01%
Isle of Man 0.01%
Russian Federation 0.01%
Other Assets and Liabilities
0.27%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 75,385 $ 874,798 $ 868,238 $ 81,945
Principal International Multi-Factor Index ETF — 365 388 —
Principal Shareholder Yield Index ETF — 34 35 —
$ 75,385 $ 875,197 $ 868,661 $ 81,945
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 987 $ — $ — $ —
Principal International Multi-Factor Index ETF 4 23 — —
Principal Shareholder Yield Index ETF — 1 — —
$ 991 $ 24 $ — $ —
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2019 Long 188 $ 17,722 $ (337)
Total $ (337)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.24% Shares Held Value (000's)
Money Market Funds - 2.24%
Principal Government Money Market Fund
2.18%
(a),(b)
40,133,995 $ 40,134
TOTAL INVESTMENT COMPANIES $ 40,134
COMMON STOCKS - 97.75% Shares Held Value (000's)
Aerospace & Defense - 2.60%
Boeing Co/The 32,574 11,113
Northrop Grumman Corp 73,444 25,380
Teledyne Technologies Inc
( c)
34,385 10,016
$ 46,509
Airlines - 1.19%
Delta Air Lines Inc 349,789 21,351
Apparel - 1.29%
Deckers Outdoor Corp
( c)
95,434 14,914
NIKE Inc 93,966 8,084
$ 22,998
Automobile Manufacturers - 0.79%
PACCAR Inc 202,277 14,188
Banks - 6.59%
East West Bancorp Inc 93,927 4,509
JPMorgan Chase & Co 536,682 62,255
PNC Financial Services Group Inc/The 190,312 27,196
US Bancorp 421,432 24,085
$ 118,045
Beverages - 1.93%
Keurig Dr Pepper Inc 156,200 4,396
PepsiCo Inc 236,072 30,172
$ 34,568
Chemicals - 2.06%
Albemarle Corp 51,152 3,732
DuPont de Nemours Inc 83,036 5,992
FMC Corp 228,197 19,721
HB Fuller Co 154,620 7,392
$ 36,837
Commercial Services - 2.21%
Aaron's Inc 442,073 27,873
PayPal Holdings Inc
( c)
106,597 11,768
$ 39,641
Computers - 3.83%
Apple Inc 321,935 68,585
Consumer Products - 1.01%
Church & Dwight Co Inc 239,805 18,091
Distribution & Wholesale - 1.61%
IAA Inc
( c)
476,340 22,269
KAR Auction Services Inc 246,368 6,588
$ 28,857
Diversified Financial Services - 4.47%
Ameriprise Financial Inc 95,104 13,839
Charles Schwab Corp/The 171,328 7,405
Discover Financial Services 418,994 37,600
Visa Inc 119,319 21,239
$ 80,083
Electric - 3.23%
NextEra Energy Inc 145,817 30,209
Xcel Energy Inc 463,809 27,648
$ 57,857
Electronics - 1.16%
Honeywell International Inc 120,714 20,818
Environmental Control - 0.10%
Waste Connections Inc 20,421 1,853
Food - 1.62%
McCormick & Co Inc/MD 84,540 13,403
Tyson Foods Inc 196,616 15,631
$ 29,034
Hand & Machine Tools - 0.29%
Snap-on Inc 33,710 5,144
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 6.31%
Abbott Laboratories 166,606 $ 14,511
Becton Dickinson and Co 84,187 21,282
Edwards Lifesciences Corp
( c)
60,360 12,848
Medtronic PLC 259,792 26,483
Thermo Fisher Scientific Inc 83,678 23,236
Varian Medical Systems Inc
( c)
124,288 14,588
$ 112,948
Healthcare - Services - 2.21%
UnitedHealth Group Inc 77,116 19,203
Universal Health Services Inc 134,379 20,272
$ 39,475
Home Builders - 0.26%
Thor Industries Inc 78,631 4,686
Insurance - 3.83%
Chubb Ltd 106,060 16,210
Fidelity National Financial Inc 744,413 31,921
Marsh & McLennan Cos Inc 206,661 20,418
$ 68,549
Internet - 7.57%
Alibaba Group Holding Ltd ADR
(c)
35,116 6,079
Alphabet Inc - A Shares
( c)
37,644 45,858
Amazon.com Inc
( c)
24,995 46,660
Booking Holdings Inc
( c)
1,909 3,601
Facebook Inc
( c)
143,330 27,839
Palo Alto Networks Inc
( c)
23,954 5,427
$ 135,464
Lodging - 0.76%
Marriott International Inc/MD 98,143 13,648
Machinery - Diversified - 0.98%
Deere & Co 106,088 17,573
Media - 3.01%
Comcast Corp - Class A 481,322 20,779
Nexstar Media Group Inc 106,935 10,883
Walt Disney Co/The 155,347 22,216
$ 53,878
Miscellaneous Manufacturers - 0.30%
3M Co 30,429 5,317
Oil & Gas - 4.85%
Chevron Corp 243,369 29,961
EOG Resources Inc 29,649 2,545
Royal Dutch Shell PLC - B shares ADR 534,791 33,943
Valero Energy Corp 237,955 20,286
$ 86,735
Pharmaceuticals - 5.30%
Bristol-Myers Squibb Co 343,829 15,269
Johnson & Johnson 162,518 21,163
Merck & Co Inc 416,333 34,552
Pfizer Inc 614,075 23,851
$ 94,835
REITs - 3.60%
Alexandria Real Estate Equities Inc 264,691 38,740
American Tower Corp 33,261 7,039
Extra Space Storage Inc 114,858 12,909
Simon Property Group Inc 35,751 5,799
$ 64,487
Retail - 3.25%
Costco Wholesale Corp 81,109 22,356
Home Depot Inc/The 98,770 21,106
Lululemon Athletica Inc
( c)
47,538 9,084
Starbucks Corp 60,054 5,687
$ 58,233
Semiconductors - 3.63%
Broadcom Inc 58,898 17,080
Lam Research Corp 45,725 9,539
Microchip Technology Inc 135,714 12,814
NVIDIA Corp 26,785 4,519
ON Semiconductor Corp
( c)
310,004 6,668

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
334,894 $ 14,276
$ 64,896
Software - 8.40%
Adobe Inc
( c)
59,626 17,820
Fair Isaac Corp
( c)
56,331 19,570
Fidelity National Information Services Inc 189,696 25,277
Microsoft Corp 575,637 78,442
ServiceNow Inc
( c)
33,538 9,303
$ 150,412
Telecommunications - 4.77%
Arista Networks Inc
( c)
32,642 8,926
Cisco Systems Inc 583,642 32,334
T-Mobile US Inc
( c)
219,104 17,469
Verizon Communications Inc 481,593 26,618
$ 85,347
Toys, Games & Hobbies - 1.52%
Hasbro Inc 224,894 27,248
Transportation - 1.22%
Expeditors International of Washington Inc 149,918 11,446
Union Pacific Corp 57,273 10,306
$ 21,752
TOTAL COMMON STOCKS $ 1,749,942
Total Investments $ 1,790,076
Other Assets and Liabilities -  0.01% 261
TOTAL NET ASSETS - 100.00% $ 1,790,337
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 20.59%
Financial 18.49%
Technology 15.86%
Communications 15.35%
Consumer, Cyclical 10.67%
Industrial 6.65%
Energy 4.85%
Utilities 3.23%
Money Market Funds 2.24%
Basic Materials 2.06%
Other Assets and Liabilities
0.01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 45,435 $ 434,319 $ 439,620 $ 40,134
$ 45,435 $ 434,319 $ 439,620 $ 40,134
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 595 $ — $ — $ —
$ 595 $ — $ — $ —
Amounts in thousands

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 23.51%
Blue Chip Fund
( a)
981,943 $ 25,393
Diversified International Fund
( a)
2,369,392 28,599
Diversified Real Asset Fund
( a)
1,116,604 12,651
Global Multi-Strategy Fund
( a)
3,850,270 41,390
International Small Company Fund
( a)
853,668 9,109
LargeCap Growth Fund I
( a)
1,518,199 24,306
MidCap Fund
( a)
713,759 21,448
SmallCap Growth Fund I
( a)
476,771 6,818
SmallCap Value Fund II
( a)
521,452 5,486
$ 175,200
Principal Funds, Inc. Institutional Class - 76.50%
Bond Market Index Fund
( a)
7,737,027 87,428
Core Plus Bond Fund
( a)
12,687,900 139,567
Equity Income Fund
( a)
559,160 18,352
High Income Fund
( a)
5,346,612 50,739
Inflation Protection Fund
( a)
4,624,482 39,817
LargeCap S&P 500 Index Fund
( a)
2,241,210 41,843
LargeCap Value Fund III
( a)
1,109,365 18,671
MidCap Value Fund I
( a)
766,122 10,833
Overseas Fund
( a)
2,984,843 27,670
Short-Term Income Fund
( a)
11,039,941 135,239
$ 570,159
TOTAL INVESTMENT COMPANIES $ 745,359
Total Investments $ 745,359
Other Assets and Liabilities -  (0.01)% (105)
TOTAL NET ASSETS - 100.00% $ 745,254
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1 940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 64.60%
Domestic Equity Funds 23.23%
Specialty Funds 7.25%
International Equity Funds 4.93%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 23,411 $ 1,897 $ 3,110 $ 25,393
Bond Market Index Fund 76,340 20,746 14,796 87,428
Core Plus Bond Fund 149,993 6,270 25,336 139,567
Diversified International Fund Class R-6 — 41,791 2,756 28,599
Diversified International Fund Institutional Class 32,365 2,205 44,638 —
Diversified Real Asset Fund 15,087 807 3,378 12,651
Equity Income Fund 18,930 1,478 3,108 18,352
Global Multi-Strategy Fund 48,799 3,511 9,659 41,390
High Income Fund 74,700 3,859 27,919 50,739
Inflation Protection Fund 43,969 2,213 7,702 39,817
International Small Company Fund 10,432 1,001 1,959 9,109
LargeCap Growth Fund I 23,482 2,860 3,108 24,306
LargeCap S&P 500 Index Fund 43,043 3,374 6,217 41,843
LargeCap Value Fund III 19,798 2,131 3,107 18,671
MidCap Fund 19,545 2,270 2,973 21,448
MidCap Value Fund I — 11,264 722 10,833
MidCap Value Fund III 11,821 1,162 12,616 —
Overseas Fund 32,928 3,336 6,013 27,670
Short-Term Income Fund 151,134 5,053 23,849 135,239
SmallCap Growth Fund I 6,624 948 945 6,818
SmallCap Value Fund II 6,099 1,016 945 5,486
$ 808,500 $ 119,192 $ 204,856 $ 745,359
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 3 $ 534 $ 1,587 $ 2,661
Bond Market Index Fund 1,857 46 — 5,092
Core Plus Bond Fund 3,579 (34) — 8,674
Diversified International Fund Class R-6 — (615) — (9,821)
Diversified International Fund Institutional Class 582 (278) 1,438 10,346
Diversified Real Asset Fund 474 266 — (131)
Equity Income Fund 454 664 717 388
Global Multi-Strategy Fund 1,923 54 1,011 (1,315)
High Income Fund 2,862 (525) — 624
Inflation Protection Fund 1,452 173 — 1,164
International Small Company Fund 290 21 517 (386)
LargeCap Growth Fund I 127 549 2,426 523
LargeCap S&P 500 Index Fund 833 1,254 1,927 389
LargeCap Value Fund III 532 288 1,291 (439)
MidCap Fund 65 532 1,912 2,074
MidCap Value Fund I — (2) — 293
MidCap Value Fund III 278 — 757 (367)
Overseas Fund 887 295 1,855 (2,876)
Short-Term Income Fund 2,698 — — 2,901
SmallCap Growth Fund I 91 169 764 22
SmallCap Value Fund II 168 116 754 (800)
$ 19,155 $ 3,507 $ 16,956 $ 19,016
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 27.02%
Blue Chip Fund
(a)
652,931 $ 16,885
Diversified International Fund
(a)
1,600,654 19,320
Diversified Real Asset Fund
(a)
565,139 6,403
Global Multi-Strategy Fund
(a)
1,787,751 19,218
International Small Company Fund
(a)
592,720 6,324
LargeCap Growth Fund I
(a)
1,025,339 16,416
MidCap Fund
(a)
478,517 14,379
SmallCap Growth Fund I
(a)
361,033 5,163
SmallCap Value Fund II
(a)
382,310 4,022
$ 108,130
Principal Funds, Inc. Institutional Class - 72.99%
Bond Market Index Fund
(a)
3,890,078 43,958
Core Plus Bond Fund
(a)
6,364,957 70,015
Equity Income Fund
(a)
382,016 12,538
High Income Fund
(a)
2,543,258 24,135
Inflation Protection Fund
(a)
2,227,887 19,182
LargeCap S&P 500 Index Fund
(a)
1,481,707 27,663
LargeCap Value Fund III
(a)
753,104 12,675
MidCap Value Fund I
(a)
535,253 7,568
Overseas Fund
(a)
2,016,354 18,692
Short-Term Income Fund
(a)
4,539,354 55,607
$ 292,033
TOTAL INVESTMENT COMPANIES $ 400,163
Total Investments $ 400,163
Other Assets and Liabilities -  (0.01)% (47)
TOTAL NET ASSETS - 100.00% $ 400,116
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 58.05%
Domestic Equity Funds 29.31%
Specialty Funds 6.40%
International Equity Funds 6.25%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a),(b)
Sales
(a),(b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 17,370 $ 1,549 $ 4,047 $ 16,885
Bond Market Index Fund 42,785 12,309 13,756 43,958
Core Plus Bond Fund 85,319 4,317 24,085 70,015
Diversified International Fund Class R-6 — 13,990 2,792 19,320
Diversified International Fund Institutional Class 25,337 1,842 18,496 —
Diversified Real Asset Fund 9,232 607 3,429 6,403
Equity Income Fund 14,728 1,268 4,045 12,538
Global Multi-Strategy Fund 26,619 2,027 8,615 19,218
High Income Fund 41,835 2,306 19,902 24,135
Inflation Protection Fund 24,191 1,441 7,064 19,182
International Small Company Fund 8,447 891 2,607 6,324
LargeCap Growth Fund I 17,674 2,285 4,046 16,416
LargeCap S&P 500 Index Fund 32,096 2,785 7,956 27,663
LargeCap Value Fund III 15,271 1,773 4,045 12,675
MidCap Fund 14,795 1,844 3,841 14,379
MidCap Value Fund I — 7,445 756 7,568
MidCap Value Fund III 9,577 956 9,438 —
Overseas Fund 25,774 2,851 7,749 18,692
Short-Term Income Fund 69,821 2,871 18,310 55,607
SmallCap Growth Fund I 5,650 852 1,373 5,163
SmallCap Value Fund II 5,134 898 1,370 4,022
$ 491,655 $ 67,107 $ 167,722 $ 400,163
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 805 $ 1,167 $ 1,208
Bond Market Index Fund 1,028 (46) — 2,666
Core Plus Bond Fund 1,877 (334) — 4,798
Diversified International Fund Class R-6 — 619 — 7,503
Diversified International Fund Institutional Class 450 602 1,116 (9,285)
Diversified Real Asset Fund 285 (303) — 296
Equity Income Fund 336 998 553 (411)
Global Multi-Strategy Fund 1,039 29 547 (842)
High Income Fund 1,451 (508) — 404
Inflation Protection Fund 779 44 — 570
International Small Company Fund 233 69 415 (476)
LargeCap Growth Fund I 94 1,182 1,812 (679)
LargeCap S&P 500 Index Fund 614 3,106 1,425 (2,368)
LargeCap Value Fund III 407 378 988 (702)
MidCap Fund 49 924 1,435 657
MidCap Value Fund I — (15) — 894
MidCap Value Fund III 220 (36) 598 (1,059)
Overseas Fund 686 5 1,439 (2,189)
Short-Term Income Fund 1,156 (9) — 1,234
SmallCap Growth Fund I 77 254 647 (220)
SmallCap Value Fund II 140 154 629 (794)
$ 10,923 $ 7,918 $ 12,771 $ 1,205
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Er ar
INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 32.18%
Blue Chip Fund
( a)
8,093,259 $ 209,292
Diversified International Fund
( a)
21,969,895 265,177
Diversified Real Asset Fund
( a)
6,032,972 68,353
Global Multi-Strategy Fund
( a)
16,917,673 181,865
International Small Company Fund
( a)
7,737,168 82,556
LargeCap Growth Fund I
( a)
12,932,405 207,048
MidCap Fund
( a)
5,986,973 179,908
SmallCap Growth Fund I
( a)
4,409,658 63,058
SmallCap Value Fund II
( a)
4,689,020 49,328
$ 1,306,585
Principal Funds, Inc. Institutional Class - 67.83%
Bond Market Index Fund
( a)
36,219,411 409,279
Core Plus Bond Fund
( a)
58,199,896 640,199
Equity Income Fund
( a)
4,878,454 160,111
High Income Fund
( a)
21,156,013 200,771
Inflation Protection Fund
( a)
17,191,257 148,017
LargeCap S&P 500 Index Fund
( a)
18,486,325 345,140
LargeCap Value Fund III
( a)
9,410,973 158,387
MidCap Value Fund I
( a)
7,184,260 101,585
Overseas Fund
( a)
27,326,002 253,312
Short-Term Income Fund
( a)
27,546,329 337,442
$ 2,754,243
TOTAL INVESTMENT COMPANIES $ 4,060,828
Total Investments $ 4,060,828
Other Assets and Liabilities -  (0.01)% (440)
TOTAL NET ASSETS - 100.00% $ 4,060,388
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 49.28%
Domestic Equity Funds 36.30%
International Equity Funds 8.27%
Specialty Funds 6.16%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 195,709 $ 13,837 $ 26,161 $ 209,292
Bond Market Index Fund 349,407 105,087 68,491 409,279
Core Plus Bond Fund 696,760 18,542 114,842 640,199
Diversified International Fund Class R-6 — 325,105 21,055 265,177
Diversified International Fund Institutional Class 299,992 19,482 354,259 —
Diversified Real Asset Fund 82,549 2,917 17,678 68,353
Equity Income Fund 166,697 10,827 26,162 160,111
Global Multi-Strategy Fund 214,068 13,482 39,856 181,865
High Income Fund 328,009 13,166 140,797 200,771
Inflation Protection Fund 165,441 5,965 28,283 148,017
International Small Company Fund 94,340 7,670 15,908 82,556
LargeCap Growth Fund I 202,127 22,605 26,161 207,048
LargeCap S&P 500 Index Fund 360,798 24,206 52,323 345,140
LargeCap Value Fund III 170,188 16,274 26,161 158,387
MidCap Fund 165,671 17,337 24,394 179,908
MidCap Value Fund I — 98,094 5,623 101,585
MidCap Value Fund III 111,245 10,038 111,090 —
Overseas Fund 301,954 26,318 50,555 253,312
Short-Term Income Fund 380,809 7,723 58,334 337,442
SmallCap Growth Fund I 61,836 8,201 8,485 63,058
SmallCap Value Fund II 55,625 8,643 8,486 49,328
$ 4,403,225 $ 775,519 $ 1,225,104 $ 4,060,828
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 25 $ 4,894 $ 13,377 $ 21,013
Bond Market Index Fund 8,580 312 — 22,964
Core Plus Bond Fund 16,504 (151) — 39,890
Diversified International Fund Class R-6 — (405) — (38,468)
Diversified International Fund Institutional Class 5,457 345 13,529 34,440
Diversified Real Asset Fund 2,623 (328) — 893
Equity Income Fund 4,005 5,957 6,387 2,792
Global Multi-Strategy Fund 8,525 108 4,486 (5,937)
High Income Fund 12,412 (1,680) — 2,073
Inflation Protection Fund 5,494 (32) — 4,926
International Small Company Fund 2,662 (1) 4,744 (3,545)
LargeCap Growth Fund I 1,098 3,768 21,072 4,709
LargeCap S&P 500 Index Fund 7,031 (905) 16,304 13,364
LargeCap Value Fund III 4,618 2,303 11,221 (4,217)
MidCap Fund 555 2,559 16,376 18,735
MidCap Value Fund I — (63) — 9,177
MidCap Value Fund III 2,640 (98) 7,205 (10,095)
Overseas Fund 8,225 227 17,252 (24,632)
Short-Term Income Fund 6,753 (14) — 7,258
SmallCap Growth Fund I 854 1,319 7,206 187
SmallCap Value Fund II 1,549 457 6,952 (6,911)
$ 99,610 $ 18,572 $ 146,111 $ 88,616
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36.14%
Blue Chip Fund
( a)
3,279,435 $ 84,806
Diversified International Fund
( a)
9,703,080 117,116
Diversified Real Asset Fund
( a)
2,283,757 25,875
Global Multi-Strategy Fund
( a)
5,470,129 58,804
International Small Company Fund
( a)
3,269,824 34,889
LargeCap Growth Fund I
( a)
5,878,511 94,115
MidCap Fund
( a)
2,623,200 78,827
SmallCap Growth Fund I
( a)
2,010,299 28,747
SmallCap Value Fund II
( a)
2,114,770 22,248
$ 545,427
Principal Funds, Inc. Institutional Class - 63.87%
Bond Market Index Fund
( a)
12,128,237 137,049
Core Plus Bond Fund
( a)
20,123,344 221,357
Equity Income Fund
( a)
2,132,535 69,990
High Income Fund
( a)
7,161,574 67,963
Inflation Protection Fund
( a)
4,562,189 39,280
LargeCap S&P 500 Index Fund
( a)
7,894,161 147,384
LargeCap Value Fund III
( a)
4,102,140 69,039
MidCap Value Fund I
( a)
3,129,087 44,245
Overseas Fund
( a)
12,057,013 111,769
Short-Term Income Fund
( a)
4,558,273 55,839
$ 963,915
TOTAL INVESTMENT COMPANIES $ 1,509,342
Total Investments $ 1,509,342
Other Assets and Liabilities -  (0.01)% (144)
TOTAL NET ASSETS - 100.00% $ 1,509,198
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 42.37%
Fixed Income Funds 42.31%
International Equity Funds 9.72%
Specialty Funds 5.61%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 78,300 $ 8,118 $ 12,166 $ 84,806
Bond Market Index Fund 115,487 37,670 23,555 137,049
Core Plus Bond Fund 232,015 15,594 39,892 221,357
Diversified International Fund Class R-6 — 105,893 11,375 117,116
Diversified International Fund Institutional Class 128,670 10,053 114,497 —
Diversified Real Asset Fund 29,983 2,497 6,834 25,875
Equity Income Fund 71,050 7,211 12,167 69,990
Global Multi-Strategy Fund 69,590 6,127 15,078 58,804
High Income Fund 104,386 7,960 44,630 67,963
Inflation Protection Fund 42,672 3,218 7,929 39,280
International Small Company Fund 38,755 4,661 7,110 34,889
LargeCap Growth Fund I 89,657 12,621 12,167 94,115
LargeCap S&P 500 Index Fund 150,617 15,167 23,923 147,384
LargeCap Value Fund III 72,375 9,508 12,168 69,039
MidCap Fund 70,906 9,837 11,347 78,827
MidCap Value Fund I — 44,614 3,569 44,245
MidCap Value Fund III 47,242 5,238 48,846 —
Overseas Fund 129,458 16,253 23,377 111,769
Short-Term Income Fund 61,167 3,319 9,844 55,839
SmallCap Growth Fund I 27,577 4,537 4,101 28,747
SmallCap Value Fund II 24,525 4,693 4,101 22,248
$ 1,584,432 $ 334,789 $ 448,676 $ 1,509,342
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 10 $ 1,673 $ 5,378 $ 8,881
Bond Market Index Fund 2,856 6 — 7,441
Core Plus Bond Fund 5,632 (164) — 13,804
Diversified International Fund Class R-6 — 159 — 22,439
Diversified International Fund Institutional Class 2,361 8 5,845 (24,234)
Diversified Real Asset Fund 964 (406) — 635
Equity Income Fund 1,741 746 2,740 3,150
Global Multi-Strategy Fund 2,792 22 1,468 (1,857)
High Income Fund 4,399 (782) — 1,029
Inflation Protection Fund 1,439 (23) — 1,342
International Small Company Fund 1,103 22 1,963 (1,439)
LargeCap Growth Fund I 490 (148) 9,401 4,152
LargeCap S&P 500 Index Fund 2,952 (148) 6,847 5,671
LargeCap Value Fund III 1,976 757 4,802 (1,433)
MidCap Fund 239 340 7,052 9,091
MidCap Value Fund I — (28) — 3,228
MidCap Value Fund III 1,132 (44) 3,091 (3,590)
Overseas Fund 3,557 (3) 7,451 (10,562)
Short-Term Income Fund 1,110 7 — 1,190
SmallCap Growth Fund I 383 (21) 3,233 755
SmallCap Value Fund II 687 17 3,085 (2,886)
$ 35,823 $ 1,990 $ 62,356 $ 36,807
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.96%
Blue Chip Fund
( a)
7,151,300 $ 184,932
Diversified International Fund
( a)
36,794,020 444,104
Diversified Real Asset Fund
( a)
8,393,282 95,096
Global Multi-Strategy Fund
( a)
19,558,743 210,256
International Small Company Fund
( a)
13,974,085 149,103
LargeCap Growth Fund I
( a)
32,914,119 526,955
MidCap Fund
( a)
10,765,948 323,517
Origin Emerging Markets Fund
( a)
9,868,121 106,280
SmallCap Growth Fund I
( a)
7,915,595 113,193
SmallCap Value Fund II
( a)
8,506,355 89,487
$ 2,242,923
Principal Funds, Inc. Institutional Class - 59.05%
Bond Market Index Fund
( a)
34,155,307 385,955
Core Plus Bond Fund
( a)
62,291,216 685,203
Equity Income Fund
( a)
4,695,374 154,102
High Income Fund
( a)
24,113,079 228,833
Inflation Protection Fund
( a)
12,581,856 108,330
LargeCap S&P 500 Index Fund
( a)
33,548,148 626,344
LargeCap Value Fund III
( a)
25,492,858 429,045
MidCap Value Fund I
( a)
13,514,013 191,088
Overseas Fund
( a)
45,795,848 424,528
$ 3,233,428
TOTAL INVESTMENT COMPANIES $ 5,476,351
Total Investments $ 5,476,351
Other Assets and Liabilities -  (0.01)% (590)
TOTAL NET ASSETS - 100.00% $ 5,475,761
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 48.19%
Fixed Income Funds 33.83%
International Equity Funds 12.41%
Specialty Funds 5.58%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 164,220 $ 13,188 $ 15,531 $ 184,932
Bond Market Index Fund 341,292 68,173 44,844 385,955
Core Plus Bond Fund 695,826 27,771 79,897 685,203
Diversified International Fund Class R-6 — 492,275 23,641 444,104
Diversified International Fund Institutional Class 466,115 32,609 518,605 —
Diversified Real Asset Fund 104,066 5,192 15,225 95,096
Equity Income Fund 149,409 11,344 15,531 154,102
Global Multi-Strategy Fund 230,405 16,399 30,735 210,256
High Income Fund 295,157 16,778 84,075 228,833
Inflation Protection Fund 112,693 5,432 13,400 108,330
International Emerging Markets Fund 53,241 2,221 57,358 —
International Small Company Fund 157,884 14,705 18,271 149,103
LargeCap Growth Fund I 490,097 59,624 46,287 526,955
LargeCap S&P 500 Index Fund 616,104 47,655 62,424 626,344
LargeCap Value Fund III 431,756 46,046 46,285 429,045
MidCap Fund 280,446 32,272 28,320 323,517
MidCap Value Fund I — 176,154 7,268 191,088
MidCap Value Fund III 194,246 19,102 190,365 —
Origin Emerging Markets Fund 53,400 54,633 7,575 106,280
Overseas Fund 469,048 46,384 53,594 424,528
SmallCap Growth Fund I 104,839 14,963 10,049 113,193
SmallCap Value Fund II 94,414 15,739 10,048 89,487
$ 5,504,658 $ 1,218,659 $ 1,379,328 $ 5,476,351
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 22 $ 1,883 $ 11,281 $ 21,172
Bond Market Index Fund 8,436 (27) — 21,361
Core Plus Bond Fund 17,117 41 — 41,462
Diversified International Fund Class R-6 — 27 — (24,557)
Diversified International Fund Institutional Class 8,554 16 21,171 19,865
Diversified Real Asset Fund 3,344 (801) — 1,864
Equity Income Fund 3,694 862 5,764 8,018
Global Multi-Strategy Fund 9,241 (33) 4,860 (5,780)
High Income Fund 13,119 (1,222) — 2,195
Inflation Protection Fund 3,805 (16) — 3,621
International Emerging Markets Fund 619 2,203 1,120 (307)
International Small Company Fund 4,492 88 7,996 (5,303)
LargeCap Growth Fund I 2,675 (168) 51,330 23,689
LargeCap S&P 500 Index Fund 12,076 (386) 28,001 25,395
LargeCap Value Fund III 11,786 (197) 28,641 (2,275)
MidCap Fund 946 709 27,888 38,410
MidCap Value Fund I — (1) — 22,203
MidCap Value Fund III 4,666 (40) 12,754 (22,943)
Origin Emerging Markets Fund 884 (10) — 5,832
Overseas Fund 12,888 221 26,990 (37,531)
SmallCap Growth Fund I 1,456 155 12,287 3,285
SmallCap Value Fund II 2,646 485 11,874 (11,103)
$ 122,466 $ 3,789 $ 251,957 $ 128,573
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34.30%
Blue Chip Fund
( a)
1,703,053 $ 44,041
Diversified International Fund
( a)
8,806,418 106,294
International Small Company Fund
( a)
3,278,940 34,986
LargeCap Growth Fund I
( a)
7,852,863 125,724
Origin Emerging Markets Fund
( a)
2,690,655 28,979
Real Estate Securities Fund
( a)
946,641 25,152
SmallCap Growth Fund I
( a)
1,839,724 26,308
SmallCap Value Fund II
( a)
2,062,836 21,701
$ 413,185
Principal Funds, Inc. Institutional Class - 65.71%
Bond Market Index Fund
( a)
7,064,272 79,826
Core Plus Bond Fund
( a)
14,044,671 154,491
Equity Income Fund
( a)
1,132,889 37,182
High Income Fund
( a)
4,929,319 46,779
LargeCap S&P 500 Index Fund
( a)
8,101,465 151,254
LargeCap Value Fund III
( a)
6,296,904 105,977
MidCap Growth Fund III
( a)
5,135,561 63,116
MidCap Value Fund I
( a)
3,561,235 50,356
Overseas Fund
( a)
11,068,760 102,608
$ 791,589
TOTAL INVESTMENT COMPANIES $ 1,204,774
Total Investments $ 1,204,774
Other Assets and Liabilities -  (0.01)% (109)
TOTAL NET ASSETS - 100.00% $ 1,204,665
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 54.03%
Fixed Income Funds 32.15%
International Equity Funds 13.83%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 39,638 $ 4,529 $ 5,635 $ 44,041
Bond Market Index Fund 77,544 12,805 15,209 79,826
Core Plus Bond Fund 159,705 12,705 27,472 154,491
Diversified International Fund Class R-6 — 96,713 9,909 106,294
Diversified International Fund Institutional Class 113,893 9,876 102,969 —
Equity Income Fund 36,577 4,118 5,635 37,182
High Income Fund 55,739 5,250 14,339 46,779
International Emerging Markets Fund 15,031 1,045 15,715 —
International Small Company Fund 37,834 5,116 6,642 34,986
LargeCap Growth Fund I 118,737 18,521 17,007 125,724
LargeCap S&P 500 Index Fund 150,996 17,090 22,742 151,254
LargeCap Value Fund III 108,164 15,566 17,006 105,977
MidCap Growth Fund III 58,666 8,636 9,058 63,116
MidCap Value Fund I — 50,462 3,862 50,356
MidCap Value Fund III 52,196 6,486 54,566 —
Origin Emerging Markets Fund 14,810 15,502 3,657 28,979
Overseas Fund 115,745 16,216 19,924 102,608
Real Estate Securities Fund 24,496 2,430 5,032 25,152
SmallCap Growth Fund I 24,855 4,448 3,724 26,308
SmallCap Value Fund II 23,343 4,781 3,723 21,701
$ 1,227,969 $ 312,295 $ 363,826 $ 1,204,774
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 5 $ 547 $ 2,725 $ 4,962
Bond Market Index Fund 1,918 28 — 4,658
Core Plus Bond Fund 3,934 (30) — 9,583
Diversified International Fund Class R-6 — 56 — 19,434
Diversified International Fund Institutional Class 2,096 (1) 5,176 (20,799)
Equity Income Fund 907 265 1,412 1,857
High Income Fund 2,550 (79) — 208
International Emerging Markets Fund 175 2,845 316 (3,206)
International Small Company Fund 1,078 103 1,917 (1,425)
LargeCap Growth Fund I 648 1,480 12,443 3,993
LargeCap S&P 500 Index Fund 2,961 105 6,868 5,805
LargeCap Value Fund III 2,955 (127) 7,182 (620)
MidCap Growth Fund III 797 257 4,948 4,615
MidCap Value Fund I — 4 — 3,752
MidCap Value Fund III 1,255 (35) 3,430 (4,081)
Origin Emerging Markets Fund 246 22 — 2,302
Overseas Fund 3,190 — 6,665 (9,429)
Real Estate Securities Fund 457 72 366 3,186
SmallCap Growth Fund I 345 254 2,914 475
SmallCap Value Fund II 655 (3) 2,938 (2,697)
$ 26,172 $ 5,763 $ 59,300 $ 22,573
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36.72%
Blue Chip Fund
( a)
5,732,638 $ 148,246
Diversified International Fund
( a)
29,688,053 358,335
International Small Company Fund
( a)
10,668,243 113,830
LargeCap Growth Fund I
( a)
26,480,725 423,956
Origin Emerging Markets Fund
( a)
9,577,460 103,149
Real Estate Securities Fund
( a)
3,006,636 79,886
SmallCap Growth Fund I
( a)
6,182,700 88,413
SmallCap Value Fund II
( a)
7,018,507 73,835
$ 1,389,650
Principal Funds, Inc. Institutional Class - 63.29%
Bond Market Index Fund
( a)
15,471,715 174,830
Core Plus Bond Fund
( a)
32,610,505 358,716
Equity Income Fund
( a)
3,863,340 126,795
High Income Fund
( a)
12,652,735 120,075
LargeCap S&P 500 Index Fund
( a)
27,425,082 512,026
LargeCap Value Fund III
( a)
21,416,895 360,446
MidCap Growth Fund III
( a)
17,751,891 218,171
MidCap Value Fund I
( a)
12,573,354 177,787
Overseas Fund
( a)
37,363,743 346,362
$ 2,395,208
TOTAL INVESTMENT COMPANIES $ 3,784,858
Total Investments $ 3,784,858
Other Assets and Liabilities -  (0.01)% (431)
TOTAL NET ASSETS - 100.00% $ 3,784,427
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 58.39%
Fixed Income Funds 26.74%
International Equity Funds 14.88%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 130,467 $ 11,455 $ 12,073 $ 148,246
Bond Market Index Fund 167,494 19,754 22,476 174,830
Core Plus Bond Fund 361,088 17,295 41,364 358,716
Diversified International Fund Class R-6 — 370,558 18,909 358,335
Diversified International Fund Institutional Class 371,582 27,309 388,461 —
Equity Income Fund 121,423 10,166 12,073 126,795
High Income Fund 134,913 8,933 24,198 120,075
International Emerging Markets Fund 51,526 2,466 54,165 —
International Small Company Fund 119,051 12,184 13,457 113,830
LargeCap Growth Fund I 390,789 50,554 36,220 423,956
LargeCap S&P 500 Index Fund 497,796 42,324 48,491 512,026
LargeCap Value Fund III 357,641 40,968 36,219 360,446
MidCap Growth Fund III 197,585 23,418 19,791 218,171
MidCap Value Fund I — 169,970 5,907 177,787
MidCap Value Fund III 178,222 18,597 182,383 —
Origin Emerging Markets Fund 50,926 52,097 7,020 103,149
Overseas Fund 377,650 40,715 41,760 346,362
Real Estate Securities Fund 75,010 4,534 9,896 79,886
SmallCap Growth Fund I 81,373 12,308 7,915 88,413
SmallCap Value Fund II 76,956 13,490 7,917 73,835
$ 3,741,492 $ 949,095 $ 990,695 $ 3,784,858
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 17 $ 1,143 $ 8,999 $ 17,254
Bond Market Index Fund 4,163 10 — 10,048
Core Plus Bond Fund 8,939 (24) — 21,721
Diversified International Fund Class R-6 — (104) — 6,790
Diversified International Fund Institutional Class 6,859 110 16,963 (10,540)
Equity Income Fund 3,021 512 4,706 6,767
High Income Fund 6,278 (127) — 554
International Emerging Markets Fund 602 2,784 1,089 (2,611)
International Small Company Fund 3,405 193 6,060 (4,141)
LargeCap Growth Fund I 2,141 3,763 41,096 15,070
LargeCap S&P 500 Index Fund 9,803 2,054 22,727 18,343
LargeCap Value Fund III 9,812 (154) 23,840 (1,790)
MidCap Growth Fund III 2,694 220 16,726 16,739
MidCap Value Fund I — 17 — 13,707
MidCap Value Fund III 4,305 (23) 11,766 (14,413)
Origin Emerging Markets Fund 848 (90) — 7,236
Overseas Fund 10,437 166 21,842 (30,409)
Real Estate Securities Fund 1,408 78 1,127 10,160
SmallCap Growth Fund I 1,135 739 9,574 1,908
SmallCap Value Fund II 2,167 288 9,724 (8,982)
$ 78,034 $ 11,555 $ 196,239 $ 73,411
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38.73%
Blue Chip Fund
( a)
1,398,227 $ 36,158
Diversified International Fund
( a)
7,427,213 89,647
International Small Company Fund
( a)
2,532,520 27,022
LargeCap Growth Fund I
( a)
6,518,992 104,369
Origin Emerging Markets Fund
( a)
2,379,603 25,628
Real Estate Securities Fund
( a)
706,762 18,779
SmallCap Growth Fund I
( a)
1,579,159 22,582
SmallCap Value Fund II
( a)
1,760,855 18,524
$ 342,709
Principal Funds, Inc. Institutional Class - 61.28%
Bond Market Index Fund
( a)
2,179,157 24,624
Core Plus Bond Fund
( a)
5,565,506 61,221
Equity Income Fund
( a)
947,753 31,105
High Income Fund
( a)
2,512,127 23,840
LargeCap S&P 500 Index Fund
( a)
6,733,456 125,714
LargeCap Value Fund III
( a)
5,314,983 89,451
MidCap Growth Fund III
( a)
4,467,705 54,908
MidCap Value Fund I
( a)
3,162,575 44,719
Overseas Fund
( a)
9,338,722 86,570
$ 542,152
TOTAL INVESTMENT COMPANIES $ 884,861
Total Investments $ 884,861
Other Assets and Liabilities -  (0.01)% (84)
TOTAL NET ASSETS - 100.00% $ 884,777
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 61.75%
Fixed Income Funds 22.53%
International Equity Funds 15.73%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 31,586 $ 3,919 $ 3,834 $ 36,158
Bond Market Index Fund 27,338 2,924 7,139 24,624
Core Plus Bond Fund 61,199 5,834 9,526 61,221
Diversified International Fund Class R-6 — 84,348 6,661 89,647
Diversified International Fund Institutional Class 92,073 8,265 87,419 —
Equity Income Fund 29,536 3,621 3,835 31,105
High Income Fund 22,131 4,668 3,029 23,840
International Emerging Markets Fund 12,733 917 13,344 —
International Small Company Fund 27,995 4,100 4,134 27,022
LargeCap Growth Fund I 95,519 15,838 11,624 104,369
LargeCap S&P 500 Index Fund 121,299 14,982 15,578 125,714
LargeCap Value Fund III 87,968 13,546 11,624 89,451
MidCap Growth Fund III 49,297 7,751 6,411 54,908
MidCap Value Fund I — 46,266 2,688 44,719
MidCap Value Fund III 44,425 5,668 48,735 —
Origin Emerging Markets Fund 12,586 13,553 2,532 25,628
Overseas Fund 93,545 14,111 13,481 86,570
Real Estate Securities Fund 17,451 1,949 2,996 18,779
SmallCap Growth Fund I 20,604 3,881 2,577 22,582
SmallCap Value Fund II 19,161 4,130 2,575 18,524
$ 866,446 $ 260,271 $ 259,742 $ 884,861
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 4 $ 246 $ 2,182 $ 4,241
Bond Market Index Fund 681 9 — 1,492
Core Plus Bond Fund 1,528 (3) — 3,717
Diversified International Fund Class R-6 — 5 — 11,955
Diversified International Fund Institutional Class 1,708 (3) 4,211 (12,916)
Equity Income Fund 741 79 1,147 1,704
High Income Fund 1,142 (3) — 73
International Emerging Markets Fund 149 477 270 (783)
International Small Company Fund 804 38 1,428 (977)
LargeCap Growth Fund I 524 632 10,060 4,004
LargeCap S&P 500 Index Fund 2,394 98 5,547 4,913
LargeCap Value Fund III 2,419 (27) 5,874 (412)
MidCap Growth Fund III 673 59 4,180 4,212
MidCap Value Fund I — 2 — 1,139
MidCap Value Fund III 1,078 (21) 2,945 (1,337)
Origin Emerging Markets Fund 210 9 — 2,012
Overseas Fund 2,597 8 5,421 (7,613)
Real Estate Securities Fund 332 21 263 2,354
SmallCap Growth Fund I 288 7 2,428 667
SmallCap Value Fund II 541 (2) 2,425 (2,190)
$ 17,813 $ 1,631 $ 48,381 $ 16,255
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 40.43%
Blue Chip Fund
( a)
3,678,371 $ 95,123
Diversified International Fund
( a)
19,382,352 233,945
International Small Company Fund
( a)
6,832,197 72,900
LargeCap Growth Fund I
( a)
17,148,668 274,550
Origin Emerging Markets Fund
( a)
6,409,948 69,035
Real Estate Securities Fund
( a)
1,790,980 47,586
SmallCap Growth Fund I
( a)
4,155,779 59,428
SmallCap Value Fund II
( a)
4,767,162 50,150
$ 902,717
Principal Funds, Inc. Institutional Class - 59.58%
Bond Market Index Fund
( a)
3,278,736 37,050
Core Plus Bond Fund
( a)
9,624,687 105,872
Equity Income Fund
( a)
2,503,242 82,156
High Income Fund
( a)
5,274,168 50,052
LargeCap S&P 500 Index Fund
( a)
17,761,572 331,608
LargeCap Value Fund III
( a)
14,043,290 236,349
MidCap Growth Fund III
( a)
11,793,285 144,939
MidCap Value Fund I
( a)
8,232,538 116,408
Overseas Fund
( a)
24,383,582 226,036
$ 1,330,470
TOTAL INVESTMENT COMPANIES $ 2,233,187
Total Investments $ 2,233,187
Other Assets and Liabilities -  (0.01)% (299)
TOTAL NET ASSETS - 100.00% $ 2,232,888
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 64.42%
Fixed Income Funds 19.12%
International Equity Funds 16.47%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 82,932 $ 8,570 $ 8,306 $ 95,123
Bond Market Index Fund 41,945 3,581 10,752 37,050
Core Plus Bond Fund 106,345 7,588 14,504 105,872
Diversified International Fund Class R-6 — 236,814 14,691 233,945
Diversified International Fund Institutional Class 239,661 19,570 245,338 —
Equity Income Fund 77,840 7,804 8,306 82,156
High Income Fund 47,662 7,485 5,277 50,052
International Emerging Markets Fund 34,052 2,059 35,262 —
International Small Company Fund 75,318 9,127 9,172 72,900
LargeCap Growth Fund I 250,676 36,354 25,168 274,550
LargeCap S&P 500 Index Fund 319,208 32,382 33,721 331,608
LargeCap Value Fund III 231,913 30,437 25,166 236,349
MidCap Growth Fund III 129,684 17,458 13,762 144,939
MidCap Value Fund I — 114,681 4,476 116,408
MidCap Value Fund III 115,289 13,435 122,283 —
Origin Emerging Markets Fund 33,666 34,718 5,228 69,035
Overseas Fund 243,522 30,706 28,886 226,036
Real Estate Securities Fund 44,027 3,611 6,198 47,586
SmallCap Growth Fund I 54,056 9,028 5,579 59,428
SmallCap Value Fund II 51,604 9,891 5,580 50,150
$ 2,179,400 $ 635,299 $ 627,655 $ 2,233,187
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 11 $ 742 $ 5,731 $ 11,185
Bond Market Index Fund 1,044 (204) — 2,480
Core Plus Bond Fund 2,651 1 — 6,442
Diversified International Fund Class R-6 — (2) — 11,824
Diversified International Fund Institutional Class 4,442 (48) 10,966 (13,845)
Equity Income Fund 1,953 336 3,023 4,482
High Income Fund 2,415 6 — 176
International Emerging Markets Fund 399 (2,022) 721 1,173
International Small Company Fund 2,161 174 3,843 (2,547)
LargeCap Growth Fund I 1,377 2,282 26,411 10,406
LargeCap S&P 500 Index Fund 6,302 478 14,602 13,261
LargeCap Value Fund III 6,378 (221) 15,492 (614)
MidCap Growth Fund III 1,772 94 11,002 11,465
MidCap Value Fund I — 15 — 6,188
MidCap Value Fund III 2,796 5 7,638 (6,446)
Origin Emerging Markets Fund 563 (12) — 5,891
Overseas Fund 6,756 118 14,117 (19,424)
Real Estate Securities Fund 838 174 664 5,972
SmallCap Growth Fund I 755 112 6,374 1,811
SmallCap Value Fund II 1,457 (64) 6,535 (5,701)
$ 44,070 $ 1,964 $ 127,119 $ 44,179
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41.62%
Blue Chip Fund
( a)
753,119 $ 19,476
Diversified International Fund
( a)
4,011,890 48,423
International Small Company Fund
( a)
1,388,543 14,816
LargeCap Growth Fund I
( a)
3,459,477 55,386
Origin Emerging Markets Fund
( a)
1,350,648 14,546
Real Estate Securities Fund
( a)
362,325 9,627
SmallCap Growth Fund I
( a)
870,675 12,451
SmallCap Value Fund II
( a)
988,137 10,395
$ 185,120
Principal Funds, Inc. Institutional Class - 58.39%
Bond Market Index Fund
( a)
333,023 3,763
Core Plus Bond Fund
( a)
1,200,459 13,205
Equity Income Fund
( a)
518,482 17,017
High Income Fund
( a)
978,182 9,283
LargeCap S&P 500 Index Fund
( a)
3,599,613 67,205
LargeCap Value Fund III
( a)
2,863,165 48,187
MidCap Growth Fund III
( a)
2,433,041 29,902
MidCap Value Fund I
( a)
1,726,898 24,418
Overseas Fund
( a)
5,043,760 46,756
$ 259,736
TOTAL INVESTMENT COMPANIES $ 444,856
Total Investments $ 444,856
Other Assets and Liabilities -  (0.01)% (45)
TOTAL NET ASSETS - 100.00% $ 444,811
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 66.10%
International Equity Funds 17.11%
Fixed Income Funds 16.80%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 15,926 $ 2,877 $ 1,760 $ 19,476
Bond Market Index Fund 3,648 1,161 1,271 3,763
Core Plus Bond Fund 12,100 2,387 2,063 13,205
Diversified International Fund Class R-6 — 49,543 3,515 48,423
Diversified International Fund Institutional Class 45,731 5,428 48,470 —
Equity Income Fund 15,015 2,743 1,760 17,017
High Income Fund 8,598 1,673 1,021 9,283
International Emerging Markets Fund 6,627 783 7,217 —
International Small Company Fund 14,079 3,026 1,886 14,816
LargeCap Growth Fund I 47,379 10,541 5,233 55,386
LargeCap S&P 500 Index Fund 60,263 10,993 6,992 67,205
LargeCap Value Fund III 43,925 9,424 5,231 48,187
MidCap Growth Fund III 24,963 5,406 2,919 29,902
MidCap Value Fund I — 26,578 1,494 24,418
MidCap Value Fund III 22,327 3,836 26,853 —
Origin Emerging Markets Fund 6,556 8,093 1,323 14,546
Overseas Fund 46,455 10,077 6,038 46,756
Real Estate Securities Fund 8,144 1,549 1,258 9,627
SmallCap Growth Fund I 10,585 2,593 1,182 12,451
SmallCap Value Fund II 9,941 2,738 1,182 10,395
$ 402,262 $ 161,449 $ 128,668 $ 444,856
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 49 $ 1,109 $ 2,384
Bond Market Index Fund 92 (4) — 229
Core Plus Bond Fund 319 (6) — 787
Diversified International Fund Class R-6 — — — 2,395
Diversified International Fund Institutional Class 857 (1) 2,112 (2,688)
Equity Income Fund 389 (3) 588 1,022
High Income Fund 443 — — 33
International Emerging Markets Fund 79 (425) 142 232
International Small Company Fund 408 16 725 (419)
LargeCap Growth Fund I 262 78 5,031 2,621
LargeCap S&P 500 Index Fund 1,200 (11) 2,780 2,952
LargeCap Value Fund III 1,218 4 2,959 65
MidCap Growth Fund III 344 — 2,136 2,452
MidCap Value Fund I — 2 — (668)
MidCap Value Fund III 551 (2) 1,508 692
Origin Emerging Markets Fund 111 11 — 1,209
Overseas Fund 1,303 6 2,718 (3,744)
Real Estate Securities Fund 163 9 124 1,183
SmallCap Growth Fund I 149 1 1,258 454
SmallCap Value Fund II 283 (1) 1,270 (1,101)
$ 8,173 $ (277) $ 24,460 $ 10,090
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.25%
Blue Chip Fund
( a)
581,846 $ 15,047
Diversified International Fund
( a)
3,229,957 38,986
International Small Company Fund
( a)
1,100,378 11,741
LargeCap Growth Fund I
( a)
2,709,762 43,383
Origin Emerging Markets Fund
( a)
1,154,890 12,438
Real Estate Securities Fund
( a)
291,059 7,733
SmallCap Growth Fund I
( a)
687,447 9,831
SmallCap Value Fund II
( a)
790,328 8,314
$ 147,473
Principal Funds, Inc. Institutional Class - 57.76%
Bond Market Index Fund
( a)
264,716 2,991
Core Plus Bond Fund
( a)
663,010 7,293
Equity Income Fund
( a)
404,119 13,263
High Income Fund
( a)
657,329 6,238
LargeCap S&P 500 Index Fund
( a)
2,842,547 53,071
LargeCap Value Fund III
( a)
2,259,826 38,033
MidCap Growth Fund III
( a)
1,907,334 23,441
MidCap Value Fund I
( a)
1,388,927 19,640
Overseas Fund
( a)
4,064,864 37,681
$ 201,651
TOTAL INVESTMENT COMPANIES $ 349,124
Total Investments $ 349,124
Other Assets and Liabilities -  (0.01)% (31)
TOTAL NET ASSETS - 100.00% $ 349,093
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 66.39%
International Equity Funds 17.71%
Fixed Income Funds 15.91%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 11,392 $ 2,839 $ 1,019 $ 15,047
Bond Market Index Fund 1,472 1,916 551 2,991
Core Plus Bond Fund 5,816 1,992 917 7,293
Diversified International Fund Class R-6 — 40,962 2,004 38,986
Diversified International Fund Institutional Class 33,381 5,163 38,378 —
Equity Income Fund 10,743 2,747 1,020 13,263
High Income Fund 6,154 1,369 1,310 6,238
International Emerging Markets Fund 5,136 864 5,849 —
International Small Company Fund 10,083 3,005 1,092 11,741
LargeCap Growth Fund I 34,289 9,983 3,056 43,383
LargeCap S&P 500 Index Fund 43,682 11,115 4,102 53,071
LargeCap Value Fund III 31,734 9,161 3,055 38,033
MidCap Growth Fund III 18,004 5,212 1,701 23,441
MidCap Value Fund I — 21,522 588 19,640
MidCap Value Fund III 16,301 3,595 21,285 —
Origin Emerging Markets Fund 5,098 7,058 712 12,438
Overseas Fund 33,901 10,072 3,551 37,681
Real Estate Securities Fund 5,883 1,666 728 7,733
SmallCap Growth Fund I 7,703 2,433 699 9,831
SmallCap Value Fund II 7,255 2,544 699 8,314
$ 288,027 $ 145,218 $ 92,316 $ 349,124
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 10 $ 805 $ 1,825
Bond Market Index Fund 39 1 — 153
Core Plus Bond Fund 163 1 — 401
Diversified International Fund Class R-6 — (1) — 29
Diversified International Fund Institutional Class 639 (1) 1,568 (165)
Equity Income Fund 287 — 427 793
High Income Fund 298 — — 25
International Emerging Markets Fund 62 (407) 112 256
International Small Company Fund 298 4 529 (259)
LargeCap Growth Fund I 193 (4) 3,693 2,171
LargeCap S&P 500 Index Fund 882 1 2,045 2,375
LargeCap Value Fund III 894 (1) 2,170 194
MidCap Growth Fund III 252 — 1,564 1,926
MidCap Value Fund I — 1 — (1,295)
MidCap Value Fund III 410 2 1,123 1,387
Origin Emerging Markets Fund 88 1 — 993
Overseas Fund 970 — 2,017 (2,741)
Real Estate Securities Fund 123 2 91 910
SmallCap Growth Fund I 110 1 929 393
SmallCap Value Fund II 210 — 941 (786)
$ 5,920 $ (390) $ 18,014 $ 8,585
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.10% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.12%
Blue Chip Fund
( a)
23,224 $ 601
Diversified International Fund
( a)
138,014 1,666
International Small Company Fund
( a)
47,308 505
LargeCap Growth Fund I
( a)
109,479 1,753
Origin Emerging Markets Fund
( a)
48,975 527
Real Estate Securities Fund
( a)
13,081 347
SmallCap Growth Fund I
( a)
27,683 396
SmallCap Value Fund II
( a)
32,486 342
$ 6,137
Principal Funds, Inc. Institutional Class - 57.98%
Bond Market Index Fund
( a)
16,009 181
Core Plus Bond Fund
( a)
29,588 325
Equity Income Fund
( a)
16,553 543
High Income Fund
( a)
25,266 240
LargeCap S&P 500 Index Fund
( a)
116,924 2,183
LargeCap Value Fund III
( a)
94,139 1,584
MidCap Growth Fund III
( a)
78,415 964
MidCap Value Fund I
( a)
58,323 825
Overseas Fund
( a)
173,038 1,604
$ 8,449
TOTAL INVESTMENT COMPANIES $ 14,586
Total Investments $ 14,586
Other Assets and Liabilities -  (0.10)% (14)
TOTAL NET ASSETS - 100.00% $ 14,572
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 65.45%
International Equity Funds 18.10%
Fixed Income Funds 16.55%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a ),( b)
Sales
(a ),( b)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 377 $ 319 $ 172 $ 601
Bond Market Index Fund 66 195 89 181
Core Plus Bond Fund 202 249 143 325
Diversified International Fund Class R-6 — 2,172 389 1,666
Diversified International Fund Institutional Class 1,153 502 1,785 —
Equity Income Fund 360 317 172 543
High Income Fund 207 160 128 240
International Emerging Markets Fund 176 92 262 —
International Small Company Fund 348 342 184 505
LargeCap Growth Fund I 1,143 1,016 520 1,753
LargeCap S&P 500 Index Fund 1,468 1,285 696 2,183
LargeCap Value Fund III 1,076 990 521 1,584
MidCap Growth Fund III 606 555 289 964
MidCap Value Fund I — 1,034 160 825
MidCap Value Fund III 553 318 935 —
Origin Emerging Markets Fund 175 448 138 527
Overseas Fund 1,168 1,128 602 1,604
Real Estate Securities Fund 213 217 123 347
SmallCap Growth Fund I 255 235 118 396
SmallCap Value Fund II 243 240 118 342
$ 9,789 $ 11,814 $ 7,544 $ 14,586
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ — $ 3 $ 27 $ 74
Bond Market Index Fund 2 — — 9
Core Plus Bond Fund 7 — — 17
Diversified International Fund Class R-6 — 2 — (119)
Diversified International Fund Institutional Class 23 1 55 129
Equity Income Fund 11 — 14 38
High Income Fund 11 — — 1
International Emerging Markets Fund 2 (30) 4 24
International Small Company Fund 11 1 19 (2)
LargeCap Growth Fund I 6 — 125 114
LargeCap S&P 500 Index Fund 30 (2) 70 128
LargeCap Value Fund III 31 1 75 38
MidCap Growth Fund III 9 — 53 92
MidCap Value Fund I — 1 — (50)
MidCap Value Fund III 14 — 40 64
Origin Emerging Markets Fund 3 — — 42
Overseas Fund 35 — 71 (90)
Real Estate Securities Fund 5 1 3 39
SmallCap Growth Fund I 4 — 31 24
SmallCap Value Fund II 7 — 32 (23)
$ 211 $ (22) $ 619 $ 549
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b) Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21.98%
Diversified International Fund
( a)
892,544 $ 10,773
Diversified Real Asset Fund
( a)
187,963 2,130
International Small Company Fund
( a)
170,739 1,822
MidCap S&P 400 Index Fund
( a)
253,386 5,144
SmallCap S&P 600 Index Fund
( a)
84,105 2,093
$ 21,962
Principal Funds, Inc. Institutional Class - 78.04%
Bond Market Index Fund
( a)
2,981,089 33,686
High Income Fund
( a)
631,070 5,989
Inflation Protection Fund
( a)
569,639 4,904
LargeCap S&P 500 Index Fund
( a)
1,065,831 19,899
Short-Term Income Fund
( a)
1,101,030 13,488
$ 77,966
TOTAL INVESTMENT COMPANIES $ 99,928
Total Investments $ 99,928
Other Assets and Liabilities -  (0.02)% (16)
TOTAL NET ASSETS - 100.00% $ 99,912
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 68.90%
Domestic Equity Funds 27.17%
Specialty Funds 2.13%
International Equity Funds 1.82%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 15,735 $ 22,518 $ 6,485 $ 33,686
Diversified International Fund Class R-6 — 10,991 726 10,773
Diversified International Fund Institutional Class 5,238 6,054 11,430 —
Diversified Real Asset Fund 963 1,530 485 2,130
High Income Fund 4,322 5,225 3,757 5,989
Inflation Protection Fund 2,499 3,186 999 4,904
International Small Company Fund 876 1,201 368 1,822
LargeCap S&P 500 Index Fund 10,017 11,157 3,410 19,899
MidCap S&P 400 Index Fund 2,493 3,148 951 5,144
Short-Term Income Fund 7,549 8,263 2,587 13,488
SmallCap S&P 600 Index Fund 1,115 1,308 387 2,093
$ 50,807 $ 74,581 $ 31,585 $ 99,928
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 327 $ 4 $ — $ 1,914
Diversified International Fund Class R-6 — 1 — 507
Diversified International Fund Institutional Class 79 8 197 130
Diversified Real Asset Fund 25 (2) — 124
High Income Fund 310 (53) — 252
Inflation Protection Fund 85 (1) — 219
International Small Company Fund 20 — 36 113
LargeCap S&P 500 Index Fund 169 (3) 392 2,138
MidCap S&P 400 Index Fund 41 3 157 451
Short-Term Income Fund 228 (3) — 266
SmallCap S&P 600 Index Fund 16 2 88 55
$ 1,300 $ (44) $ 870 $ 6,169
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26.83%
Diversified International Fund
( a)
3,584,328 $ 43,263
Diversified Real Asset Fund
( a)
603,567 6,838
International Small Company Fund
( a)
645,833 6,891
MidCap S&P 400 Index Fund
( a)
989,549 20,088
Real Estate Securities Fund
( a)
2 —
SmallCap S&P 600 Index Fund
( a)
313,245 7,797
$ 84,877
Principal Funds, Inc. Institutional Class - 73.18%
Bond Market Index Fund
( a)
8,801,255 99,454
High Income Fund
( a)
1,651,326 15,671
Inflation Protection Fund
( a)
1,397,637 12,034
LargeCap S&P 500 Index Fund
( a)
4,166,985 77,798
Short-Term Income Fund
( a)
2,170,412 26,587
$ 231,544
TOTAL INVESTMENT COMPANIES $ 316,421
Total Investments $ 316,421
Other Assets and Liabilities -  (0.01)% (25)
TOTAL NET ASSETS - 100.00% $ 316,396
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 62.26%
Domestic Equity Funds 33.41%
International Equity Funds 2.18%
Specialty Funds 2.16%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 41,003 $ 64,625 $ 11,595 $ 99,454
Diversified International Fund Class R-6 — 41,896 1,315 43,263
Diversified International Fund Institutional Class 18,729 23,796 42,416 —
Diversified Real Asset Fund 2,730 4,667 936 6,838
High Income Fund 10,835 14,123 9,835 15,671
Inflation Protection Fund 5,462 7,546 1,495 12,034
International Small Company Fund 2,970 4,337 842 6,891
LargeCap S&P 500 Index Fund 35,050 42,822 8,301 77,798
MidCap S&P 400 Index Fund 8,690 11,927 2,281 20,088
Real Estate Securities Fund — — — —
Short-Term Income Fund 13,580 15,587 3,086 26,587
SmallCap S&P 600 Index Fund 3,696 4,767 896 7,797
$ 142,745 $ 236,093 $ 82,998 $ 316,421
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 894 $ (3) $ — $ 5,424
Diversified International Fund Class R-6 — — — 2,682
Diversified International Fund Institutional Class 299 35 741 (144)
Diversified Real Asset Fund 74 (1) — 378
High Income Fund 830 (139) — 687
Inflation Protection Fund 198 (1) — 522
International Small Company Fund 73 2 131 424
LargeCap S&P 500 Index Fund 615 (58) 1,427 8,285
MidCap S&P 400 Index Fund 150 5 571 1,747
Real Estate Securities Fund — — — —
Short-Term Income Fund 431 (4) — 510
SmallCap S&P 600 Index Fund 53 3 305 227
$ 3,617 $ (161) $ 3,175 $ 20,742
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 31.31%
Diversified International Fund
( a)
3,008,920 $ 36,318
Diversified Real Asset Fund
( a)
416,897 4,724
International Small Company Fund
( a)
519,857 5,547
MidCap S&P 400 Index Fund
( a)
835,342 16,957
Real Estate Securities Fund
( a)
18 —
SmallCap S&P 600 Index Fund
( a)
275,950 6,868
$ 70,414
Principal Funds, Inc. Institutional Class - 68.70%
Bond Market Index Fund
( a)
5,621,612 63,524
High Income Fund
( a)
1,072,151 10,175
Inflation Protection Fund
( a)
707,708 6,093
LargeCap S&P 500 Index Fund
( a)
3,526,598 65,842
Short-Term Income Fund
( a)
723,036 8,857
$ 154,491
TOTAL INVESTMENT COMPANIES $ 224,905
Total Investments $ 224,905
Other Assets and Liabilities -  (0.01)% (19)
TOTAL NET ASSETS - 100.00% $ 224,886
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 55.57%
Domestic Equity Funds 39.87%
International Equity Funds 2.47%
Specialty Funds 2.10%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 32,451 $ 37,014 $ 9,338 $ 63,524
Diversified International Fund Class R-6 — 36,532 1,121 36,318
Diversified International Fund Institutional Class 19,741 16,311 36,668 —
Diversified Real Asset Fund 2,411 2,936 828 4,724
High Income Fund 8,271 7,612 5,966 10,175
Inflation Protection Fund 3,370 3,444 961 6,093
International Small Company Fund 3,002 3,190 862 5,547
LargeCap S&P 500 Index Fund 36,246 32,579 8,805 65,842
MidCap S&P 400 Index Fund 9,115 9,189 2,438 16,957
Real Estate Securities Fund — — — —
Short-Term Income Fund 5,608 4,279 1,194 8,857
SmallCap S&P 600 Index Fund 4,004 3,829 994 6,868
$ 124,219 $ 156,915 $ 69,175 $ 224,905
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 701 $ 1 $ — $ 3,396
Diversified International Fund Class R-6 — — — 907
Diversified International Fund Institutional Class 314 (58) 775 674
Diversified Real Asset Fund 66 (3) — 208
High Income Fund 524 (78) — 336
Inflation Protection Fund 114 (4) — 244
International Small Company Fund 74 (11) 131 228
LargeCap S&P 500 Index Fund 630 (14) 1,461 5,836
MidCap S&P 400 Index Fund 156 10 593 1,081
Real Estate Securities Fund — — — —
Short-Term Income Fund 145 (2) — 166
SmallCap S&P 600 Index Fund 57 4 327 25
$ 2,781 $ (155) $ 3,287 $ 13,101
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35.23%
Diversified International Fund
( a)
4,003,388 $ 48,321
Diversified Real Asset Fund
( a)
502,382 5,692
International Small Company Fund
( a)
727,630 7,764
MidCap S&P 400 Index Fund
( a)
1,157,014 23,488
Origin Emerging Markets Fund
( a)
215,610 2,322
SmallCap S&P 600 Index Fund
( a)
368,354 9,168
$ 96,755
Principal Funds, Inc. Institutional Class - 64.78%
Bond Market Index Fund
( a)
6,060,165 68,480
High Income Fund
( a)
1,235,654 11,726
Inflation Protection Fund
( a)
660,750 5,689
LargeCap S&P 500 Index Fund
( a)
4,930,105 92,045
$ 177,940
TOTAL INVESTMENT COMPANIES $ 274,695
Total Investments $ 274,695
Other Assets and Liabilities -  (0.01)% (20)
TOTAL NET ASSETS - 100.00% $ 274,675
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 48.86%
Domestic Equity Funds 45.40%
International Equity Funds 3.68%
Specialty Funds 2.07%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 38,069 $ 33,462 $ 6,741 $ 68,480
Diversified International Fund Class R-6 — 48,181 967 48,321
Diversified International Fund Institutional Class 27,778 18,421 46,819 —
Diversified Real Asset Fund 3,079 3,053 665 5,692
High Income Fund 8,747 6,630 3,884 11,726
Inflation Protection Fund 3,332 2,724 586 5,689
International Emerging Markets Fund 642 476 1,108 —
International Small Company Fund 4,441 3,877 796 7,764
LargeCap S&P 500 Index Fund 53,193 39,428 8,125 92,045
MidCap S&P 400 Index Fund 13,356 11,056 2,220 23,488
Origin Emerging Markets Fund 634 1,610 122 2,322
SmallCap S&P 600 Index Fund 5,622 4,479 877 9,168
$ 158,893 $ 173,397 $ 72,910 $ 274,695
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 870 $ 2 $ — $ 3,688
Diversified International Fund Class R-6 — — — 1,107
Diversified International Fund Institutional Class 468 53 1,157 567
Diversified Real Asset Fund 89 — — 225
High Income Fund 557 (44) — 277
Inflation Protection Fund 116 — — 219
International Emerging Markets Fund 7 (17) 12 7
International Small Company Fund 116 13 205 229
LargeCap S&P 500 Index Fund 970 (9) 2,250 7,558
MidCap S&P 400 Index Fund 241 4 918 1,292
Origin Emerging Markets Fund 10 — — 200
SmallCap S&P 600 Index Fund 84 3 484 (59)
$ 3,528 $ 5 $ 5,026 $ 15,310
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39.37%
Diversified International Fund
( a)
2,683,782 $ 32,393
International Small Company Fund
( a)
481,468 5,137
MidCap S&P 400 Index Fund
( a)
747,809 15,181
Origin Emerging Markets Fund
( a)
232,632 2,506
Real Estate Securities Fund
( a)
147,474 3,918
SmallCap S&P 600 Index Fund
( a)
246,449 6,134
$ 65,269
Principal Funds, Inc. Institutional Class - 60.64%
Bond Market Index Fund
( a)
2,941,738 33,242
High Income Fund
( a)
665,300 6,314
LargeCap S&P 500 Index Fund
( a)
3,265,483 60,966
$ 100,522
TOTAL INVESTMENT COMPANIES $ 165,791
Total Investments $ 165,791
Other Assets and Liabilities -  (0.01)% (16)
TOTAL NET ASSETS - 100.00% $ 165,775
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.00%
Fixed Income Funds 43.40%
International Equity Funds 4.61%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 18,674 $ 16,459 $ 3,671 $ 33,242
Diversified International Fund Class R-6 — 32,555 434 32,393
Diversified International Fund Institutional Class 18,848 11,752 31,327 —
High Income Fund 4,354 3,352 1,492 6,314
International Emerging Markets Fund 705 497 1,186 —
International Small Company Fund 2,976 2,605 577 5,137
LargeCap S&P 500 Index Fund 35,504 26,635 5,894 60,966
MidCap S&P 400 Index Fund 8,732 7,272 1,569 15,181
Origin Emerging Markets Fund 694 1,755 151 2,506
Real Estate Securities Fund 1,941 1,890 436 3,918
SmallCap S&P 600 Index Fund 3,786 3,058 644 6,134
$ 96,214 $ 107,830 $ 47,381 $ 165,791
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 416 $ 2 $ — $ 1,778
Diversified International Fund Class R-6 — — — 272
Diversified International Fund Institutional Class 311 (29) 764 756
High Income Fund 279 (12) — 112
International Emerging Markets Fund 7 (68) 13 52
International Small Company Fund 76 (5) 134 138
LargeCap S&P 500 Index Fund 634 (39) 1,466 4,760
MidCap S&P 400 Index Fund 154 4 585 742
Origin Emerging Markets Fund 10 — — 208
Real Estate Securities Fund 50 — 26 523
SmallCap S&P 600 Index Fund 56 3 317 (69)
$ 1,993 $ (144) $ 3,305 $ 9,272
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.34%
Diversified International Fund
( a)
3,289,059 $ 39,699
Diversified Real Asset Fund
( a)
5 —
International Small Company Fund
( a)
569,370 6,075
MidCap S&P 400 Index Fund
( a)
953,433 19,355
Origin Emerging Markets Fund
( a)
301,637 3,249
Real Estate Securities Fund
( a)
169,635 4,507
SmallCap S&P 600 Index Fund
( a)
304,725 7,584
$ 80,469
Principal Funds, Inc. Institutional Class - 57.67%
Bond Market Index Fund
( a)
2,485,015 28,081
High Income Fund
( a)
621,384 5,897
LargeCap S&P 500 Index Fund
( a)
4,051,632 75,644
$ 109,622
TOTAL INVESTMENT COMPANIES $ 190,091
Total Investments $ 190,091
Other Assets and Liabilities -  (0.01)% (21)
TOTAL NET ASSETS - 100.00% $ 190,070
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 56.34%
Fixed Income Funds 38.76%
International Equity Funds 4.91%
Specialty Funds 0.00%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 15,348 $ 13,916 $ 2,696 $ 28,081
Diversified International Fund Class R-6 — 39,451 384 39,699
Diversified International Fund Institutional Class 22,709 14,609 38,061 —
Diversified Real Asset Fund — — — —
High Income Fund 3,894 2,987 1,084 5,897
International Emerging Markets Fund 899 638 1,521 —
International Small Company Fund 3,455 3,008 571 6,075
LargeCap S&P 500 Index Fund 43,332 32,354 6,150 75,644
MidCap S&P 400 Index Fund 10,932 9,061 1,679 19,355
Origin Emerging Markets Fund 886 2,233 148 3,249
Real Estate Securities Fund 2,183 2,116 420 4,507
SmallCap S&P 600 Index Fund 4,597 3,708 672 7,584
$ 108,235 $ 124,081 $ 53,386 $ 190,091
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 347 $ — $ — $ 1,513
Diversified International Fund Class R-6 — — — 632
Diversified International Fund Institutional Class 383 37 944 706
Diversified Real Asset Fund — — — —
High Income Fund 258 (7) — 107
International Emerging Markets Fund 10 (66) 17 50
International Small Company Fund 90 4 159 179
LargeCap S&P 500 Index Fund 789 (31) 1,827 6,139
MidCap S&P 400 Index Fund 197 2 749 1,039
Origin Emerging Markets Fund 13 — — 278
Real Estate Securities Fund 58 — 30 628
SmallCap S&P 600 Index Fund 69 3 394 (52)
$ 2,214 $ (58) $ 4,120 $ 11,219
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44.92%
Diversified International Fund
( a)
1,875,524 $ 22,637
Diversified Real Asset Fund
( a)
10 —
International Small Company Fund
( a)
309,147 3,299
MidCap S&P 400 Index Fund
( a)
548,043 11,125
Origin Emerging Markets Fund
( a)
179,180 1,930
Real Estate Securities Fund
( a)
90,877 2,415
SmallCap S&P 600 Index Fund
( a)
176,570 4,395
$ 45,801
Principal Funds, Inc. Institutional Class - 55.10%
Bond Market Index Fund
( a)
946,171 10,692
High Income Fund
( a)
284,196 2,697
LargeCap S&P 500 Index Fund
( a)
2,292,201 42,795
$ 56,184
TOTAL INVESTMENT COMPANIES $ 101,985
Total Investments $ 101,985
Other Assets and Liabilities -  (0.02)% (16)
TOTAL NET ASSETS - 100.00% $ 101,969
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.56%
Fixed Income Funds 35.33%
International Equity Funds 5.13%
Specialty Funds 0.00%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 5,961 $ 5,855 $ 1,702 $ 10,692
Diversified International Fund Class R-6 — 22,562 135 22,637
Diversified International Fund Institutional Class 12,989 8,260 21,749 —
Diversified Real Asset Fund — — — —
High Income Fund 1,480 1,473 289 2,697
International Emerging Markets Fund 535 402 925 —
International Small Company Fund 1,881 1,744 415 3,299
LargeCap S&P 500 Index Fund 24,534 19,593 4,672 42,795
MidCap S&P 400 Index Fund 6,315 5,531 1,287 11,125
Origin Emerging Markets Fund 528 1,368 126 1,930
Real Estate Securities Fund 1,175 1,217 300 2,415
SmallCap S&P 600 Index Fund 2,676 2,270 518 4,395
$ 58,074 $ 70,275 $ 32,118 $ 101,985
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 124 $ — $ — $ 578
Diversified International Fund Class R-6 — — — 210
Diversified International Fund Institutional Class 205 (23) 503 523
Diversified Real Asset Fund — — — —
High Income Fund 103 (6) — 39
International Emerging Markets Fund 5 (54) 10 42
International Small Company Fund 46 (4) 80 93
LargeCap S&P 500 Index Fund 420 (21) 973 3,361
MidCap S&P 400 Index Fund 107 1 406 565
Origin Emerging Markets Fund 8 — — 160
Real Estate Securities Fund 30 — 15 323
SmallCap S&P 600 Index Fund 38 3 215 (36)
$ 1,086 $ (104) $ 2,202 $ 5,858
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46.59%
Diversified International Fund
( a)
1,734,841 $ 20,940
International Small Company Fund
( a)
293,388 3,130
MidCap S&P 400 Index Fund
( a)
505,473 10,261
Origin Emerging Markets Fund
( a)
158,374 1,706
Real Estate Securities Fund
( a)
80,356 2,135
SmallCap S&P 600 Index Fund
( a)
165,134 4,110
$ 42,282
Principal Funds, Inc. Institutional Class - 53.43%
Bond Market Index Fund
( a)
581,394 6,570
High Income Fund
( a)
211,001 2,002
LargeCap S&P 500 Index Fund
( a)
2,137,990 39,916
$ 48,488
TOTAL INVESTMENT COMPANIES $ 90,770
Total Investments $ 90,770
Other Assets and Liabilities -  (0.02)% (15)
TOTAL NET ASSETS - 100.00% $ 90,755
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 62.17%
Fixed Income Funds 32.52%
International Equity Funds 5.33%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 3,812 $ 3,153 $ 748 $ 6,570
Diversified International Fund Class R-6 — 21,034 162 20,940
Diversified International Fund Institutional Class 12,923 6,556 19,925 —
High Income Fund 1,210 914 145 2,002
International Emerging Markets Fund 507 291 786 —
International Small Company Fund 1,922 1,413 260 3,130
LargeCap S&P 500 Index Fund 24,473 15,453 2,842 39,916
MidCap S&P 400 Index Fund 6,262 4,368 777 10,261
Origin Emerging Markets Fund 500 1,138 72 1,706
Real Estate Securities Fund 1,128 902 174 2,135
SmallCap S&P 600 Index Fund 2,694 1,824 315 4,110
$ 55,431 $ 57,046 $ 26,206 $ 90,770
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 89 $ — $ — $ 353
Diversified International Fund Class R-6 — — — 68
Diversified International Fund Institutional Class 225 14 554 432
High Income Fund 80 (1) — 24
International Emerging Markets Fund 5 (38) 10 26
International Small Company Fund 52 3 92 52
LargeCap S&P 500 Index Fund 459 (6) 1,059 2,838
MidCap S&P 400 Index Fund 116 (2) 442 410
Origin Emerging Markets Fund 8 — — 140
Real Estate Securities Fund 28 — 16 279
SmallCap S&P 600 Index Fund 42 1 238 (94)
$ 1,104 $ (29) $ 2,411 $ 4,528
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48.33%
Diversified International Fund
( a)
611,904 $ 7,386
Diversified Real Asset Fund
( a)
20 —
International Small Company Fund
( a)
101,743 1,085
MidCap S&P 400 Index Fund
( a)
180,487 3,664
Origin Emerging Markets Fund
( a)
59,444 640
Real Estate Securities Fund
( a)
27,725 737
SmallCap S&P 600 Index Fund
( a)
59,165 1,473
$ 14,985
Principal Funds, Inc. Institutional Class - 51.72%
Bond Market Index Fund
( a)
128,518 1,452
High Income Fund
( a)
67,243 638
LargeCap S&P 500 Index Fund
( a)
746,951 13,946
$ 16,036
TOTAL INVESTMENT COMPANIES $ 31,021
Total Investments $ 31,021
Other Assets and Liabilities -  (0.05)% (14)
TOTAL NET ASSETS - 100.00% $ 31,007
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 63.93%
Fixed Income Funds 30.56%
International Equity Funds 5.56%
Specialty Funds 0.00%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 731 $ 964 $ 318 $ 1,452
Diversified International Fund Class R-6 — 7,477 77 7,386
Diversified International Fund Institutional Class 4,342 2,649 7,204 —
Diversified Real Asset Fund — — — —
High Income Fund 384 345 98 638
International Emerging Markets Fund 180 133 308 —
International Small Company Fund 634 611 183 1,085
LargeCap S&P 500 Index Fund 8,153 6,795 2,032 13,946
MidCap S&P 400 Index Fund 2,128 1,931 566 3,664
Origin Emerging Markets Fund 178 467 56 640
Real Estate Securities Fund 370 394 121 737
SmallCap S&P 600 Index Fund 919 799 228 1,473
$ 18,019 $ 22,565 $ 11,191 $ 31,021
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 13 $ — $ — $ 75
Diversified International Fund Class R-6 — — — (14)
Diversified International Fund Institutional Class 63 (14) 157 227
Diversified Real Asset Fund — — — —
High Income Fund 25 (2) — 9
International Emerging Markets Fund 2 (20) 3 15
International Small Company Fund 14 (2) 25 25
LargeCap S&P 500 Index Fund 132 (11) 306 1,041
MidCap S&P 400 Index Fund 34 (1) 129 172
Origin Emerging Markets Fund 2 — — 51
Real Estate Securities Fund 9 — 4 94
SmallCap S&P 600 Index Fund 12 1 70 (18)
$ 306 $ (49) $ 694 $ 1,677
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.12% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 49.39%
Diversified International Fund
( a)
211,814 $ 2,557
Diversified Real Asset Fund
( a)
19 —
International Small Company Fund
( a)
34,552 369
MidCap S&P 400 Index Fund
( a)
61,572 1,250
Origin Emerging Markets Fund
( a)
21,955 236
Real Estate Securities Fund
( a)
9,397 250
SmallCap S&P 600 Index Fund
( a)
20,311 505
$ 5,167
Principal Funds, Inc. Institutional Class - 50.73%
Bond Market Index Fund
( a)
34,810 393
High Income Fund
( a)
19,469 185
LargeCap S&P 500 Index Fund
( a)
253,348 4,730
$ 5,308
TOTAL INVESTMENT COMPANIES $ 10,475
Total Investments $ 10,475
Other Assets and Liabilities -  (0.12)% (13)
TOTAL NET ASSETS - 100.00% $ 10,462
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 64.38%
Fixed Income Funds 29.96%
International Equity Funds 5.78%
Specialty Funds 0.00%
Other Assets and Liabilities
(0.12)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 140 $ 289 $ 54 $ 393
Diversified International Fund Class R-6 — 2,645 40 2,557
Diversified International Fund Institutional Class 1,332 849 2,286 —
Diversified Real Asset Fund — — — —
High Income Fund 116 111 44 185
International Emerging Markets Fund 59 49 106 —
International Small Company Fund 190 213 41 369
LargeCap S&P 500 Index Fund 2,481 2,386 459 4,730
MidCap S&P 400 Index Fund 649 681 129 1,250
Origin Emerging Markets Fund 58 175 15 236
Real Estate Securities Fund 111 137 27 250
SmallCap S&P 600 Index Fund 282 284 53 505
$ 5,418 $ 7,819 $ 3,254 $ 10,475
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 3 $ — $ — $ 18
Diversified International Fund Class R-6 — — — (48)
Diversified International Fund Institutional Class 22 — 56 105
Diversified Real Asset Fund — — — —
High Income Fund 10 — — 2
International Emerging Markets Fund 1 (9) 1 7
International Small Company Fund 5 — 9 7
LargeCap S&P 500 Index Fund 43 — 105 322
MidCap S&P 400 Index Fund 12 — 45 49
Origin Emerging Markets Fund 1 — — 18
Real Estate Securities Fund 3 — 1 29
SmallCap S&P 600 Index Fund 4 — 24 (8)
$ 104 $ (9) $ 241 $ 501
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 101.06% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 49.80%
Diversified International Fund
( a)
25,130 $ 303
International Small Company Fund
( a)
4,102 44
MidCap S&P 400 Index Fund
( a)
7,280 148
Origin Emerging Markets Fund
( a)
2,528 27
Real Estate Securities Fund
( a)
1,145 31
SmallCap S&P 600 Index Fund
( a)
2,417 60
$ 613
Principal Funds, Inc. Institutional Class - 51.26%
Bond Market Index Fund
( a)
4,466 50
High Income Fund
( a)
1,793 17
LargeCap S&P 500 Index Fund
( a)
30,214 564
$ 631
TOTAL INVESTMENT COMPANIES $ 1,244
Total Investments $ 1,244
Other Assets and Liabilities -  (1.06)% (13)
TOTAL NET ASSETS - 100.00% $ 1,231
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 65.23%
Fixed Income Funds 30.06%
International Equity Funds 5.77%
Other Assets and Liabilities
(1.06)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 92 $ 102 $ 148 $ 50
Diversified International Fund Class R-6 — 653 328 303
Diversified International Fund Institutional Class 1,093 120 1,202 —
High Income Fund 95 42 119 17
International Emerging Markets Fund 48 21 68 —
International Small Company Fund 155 79 181 44
LargeCap S&P 500 Index Fund 2,049 893 2,374 564
MidCap S&P 400 Index Fund 531 249 624 148
Origin Emerging Markets Fund 47 29 50 27
Real Estate Securities Fund 90 52 116 31
SmallCap S&P 600 Index Fund 232 102 264 60
$ 4,432 $ 2,342 $ 5,474 $ 1,244
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ — $ 1 $ — $ 3
Diversified International Fund Class R-6 — (6) — (16)
Diversified International Fund Institutional Class 3 (165) 6 154
High Income Fund 1 (4) — 3
International Emerging Markets Fund — (15) — 14
International Small Company Fund 1 (30) 1 21
LargeCap S&P 500 Index Fund 5 (43) 12 39
MidCap S&P 400 Index Fund 1 (35) 5 27
Origin Emerging Markets Fund — (13) — 14
Real Estate Securities Fund — 5 — —
SmallCap S&P 600 Index Fund 1 (11) 3 1
$ 12 $ (316) $ 27 $ 260
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 12.76%
Diversified International Fund
( a)
254,938 $ 3,077
Diversified Real Asset Fund
( a)
101,675 1,152
International Small Company Fund
( a)
48,078 513
MidCap S&P 400 Index Fund
( a)
74,517 1,513
SmallCap S&P 600 Index Fund
( a)
23,379 582
$ 6,837
Principal Funds, Inc. Institutional Class - 87.27%
Bond Market Index Fund
( a)
1,998,924 22,588
High Income Fund
( a)
437,209 4,149
Inflation Protection Fund
( a)
295,427 2,543
LargeCap S&P 500 Index Fund
( a)
318,142 5,940
Short-Term Income Fund
( a)
940,389 11,520
$ 46,740
TOTAL INVESTMENT COMPANIES $ 53,577
Total Investments $ 53,577
Other Assets and Liabilities -  (0.03)% (17)
TOTAL NET ASSETS - 100.00% $ 53,560
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 81.92%
Domestic Equity Funds 15.00%
Specialty Funds 2.15%
International Equity Funds 0.96%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Bond Market Index Fund $ 10,393 $ 14,697 $ 3,846 $ 22,588
Diversified International Fund Class R-6 — 3,177 309 3,077
Diversified International Fund Institutional Class 1,393 1,909 3,289 —
Diversified Real Asset Fund 485 827 229 1,152
High Income Fund 2,515 3,279 1,778 4,149
Inflation Protection Fund 1,213 1,671 459 2,543
International Small Company Fund 227 343 91 513
LargeCap S&P 500 Index Fund 2,915 3,242 860 5,940
MidCap S&P 400 Index Fund 708 911 238 1,513
Short-Term Income Fund 6,072 7,177 1,968 11,520
SmallCap S&P 600 Index Fund 303 358 92 582
$ 26,224 $ 37,591 $ 13,159 $ 53,577
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Bond Market Index Fund $ 261 $ (2) $ — $ 1,346
Diversified International Fund Class R-6 — 1 — 208
Diversified International Fund Institutional Class 26 — 64 (13)
Diversified Real Asset Fund 16 (2) — 71
High Income Fund 210 (17) — 150
Inflation Protection Fund 48 — — 118
International Small Company Fund 7 — 12 34
LargeCap S&P 500 Index Fund 58 3 134 640
MidCap S&P 400 Index Fund 14 — 53 132
Short-Term Income Fund 201 — — 239
SmallCap S&P 600 Index Fund 5 — 28 13
$ 846 $ (17) $ 291 $ 2,938
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.80%
Blue Chip Fund
( a)
770,104 $ 19,915
Diversified International Fund
( a)
920,674 11,112
Diversified Real Asset Fund
( a)
632,401 7,165
Global Multi-Strategy Fund
( a)
2,453,549 26,376
International Small Company Fund
( a)
331,285 3,535
MidCap Fund
( a)
457,518 13,748
SmallCap Growth Fund I
( a)
200,183 2,863
SmallCap Value Fund II
( a)
222,337 2,339
$ 87,053
Principal Funds, Inc. Institutional Class - 79.21%
Bond Market Index Fund
( a)
4,845,339 54,752
Core Plus Bond Fund
( a)
8,441,040 92,852
Equity Income Fund
( a)
447,135 14,675
High Income Fund
( a)
3,370,879 31,990
Inflation Protection Fund
( a)
2,224,393 19,152
LargeCap S&P 500 Index Fund
( a)
886,337 16,548
Overseas Fund
( a)
1,149,741 10,658
Short-Term Income Fund
( a)
7,424,262 90,947
$ 331,574
TOTAL INVESTMENT COMPANIES $ 418,627
Total Investments $ 418,627
Other Assets and Liabilities -  (0.01)% (56)
TOTAL NET ASSETS - 100.00% $ 418,571
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 71.86%
Domestic Equity Funds 16.74%
Specialty Funds 8.01%
International Equity Funds 3.40%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 17,820 $ 2,018 $ 2,398 $ 19,915
Bond Market Index Fund 48,860 12,158 9,407 54,752
Core Plus Bond Fund 95,384 8,480 16,578 92,852
Diversified International Fund Class R-6 — 11,926 975 11,112
Diversified International Fund Institutional Class 12,002 941 12,660 —
Diversified Real Asset Fund 8,096 891 1,904 7,165
Equity Income Fund 14,523 1,708 2,399 14,675
Global Multi-Strategy Fund 30,578 2,844 6,255 26,376
High Income Fund 41,984 3,771 13,852 31,990
Inflation Protection Fund 20,389 1,949 3,808 19,152
International Small Company Fund 3,869 556 760 3,535
LargeCap S&P 500 Index Fund 16,398 1,846 2,361 16,548
MidCap Fund 12,183 1,901 1,980 13,748
Overseas Fund 12,105 1,779 2,284 10,658
Short-Term Income Fund 98,203 7,219 16,370 90,947
SmallCap Growth Fund I 2,681 476 381 2,863
SmallCap Value Fund II 2,488 507 381 2,339
$ 437,563 $ 60,970 $ 94,753 $ 418,627
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 2 $ 219 $ 1,217 $ 2,256
Bond Market Index Fund 1,197 25 — 3,116
Core Plus Bond Fund 2,302 (37) — 5,603
Diversified International Fund Class R-6 — 72 — 89
Diversified International Fund Institutional Class 218 68 539 (351)
Diversified Real Asset Fund 257 (48) — 130
Equity Income Fund 353 296 555 547
Global Multi-Strategy Fund 1,214 51 639 (842)
High Income Fund 1,706 (153) — 240
Inflation Protection Fund 681 23 — 599
International Small Company Fund 109 15 194 (145)
LargeCap S&P 500 Index Fund 319 47 740 618
MidCap Fund 41 230 1,201 1,414
Overseas Fund 329 61 689 (1,003)
Short-Term Income Fund 1,767 5 — 1,890
SmallCap Growth Fund I 37 48 312 39
SmallCap Value Fund II 69 14 311 (289)
$ 10,601 $ 936 $ 6,397 $ 13,911
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Real Estate Securities Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.03% Shares Held Value (000's)
Money Market Funds - 1.03%
Principal Government Money Market Fund
2.18%
(a),(b)
48,570,586 $ 48,571
TOTAL INVESTMENT COMPANIES $ 48,571
COMMON STOCKS - 99.10% Shares Held Value (000's)
Lodging - 2.10%
Extended Stay America Inc 1,022,721 17,100
Hilton Worldwide Holdings Inc 844,371 81,524
$ 98,624
REITs - 94.52%
Alexandria Real Estate Equities Inc 1,439,144 210,633
American Homes 4 Rent 3,458,711 83,735
American Tower Corp 205,553 43,499
Americold Realty Trust 1,571,464 52,691
Apartment Investment & Management Co 2,873,363 142,346
AvalonBay Communities Inc 1,396,574 291,591
Boston Properties Inc 1,047,653 139,285
Cousins Properties Inc 2,313,293 81,382
Crown Castle International Corp 269,306 35,888
CubeSmart 2,179,974 74,010
Duke Realty Corp 2,387,824 79,586
EPR Properties 1,251,463 93,146
Equinix Inc 569,824 286,109
Equity LifeStyle Properties Inc 632,853 78,632
Equity Residential 638,951 50,407
Essential Properties Realty Trust Inc 942,168 19,899
Essex Property Trust Inc 658,840 199,115
Extra Space Storage Inc 1,052,623 118,304
First Industrial Realty Trust Inc 1,106,575 42,260
HCP Inc 1,734,653 55,387
Healthcare Realty Trust Inc 1,746,080 55,840
Healthcare Trust of America Inc 5,072,171 136,594
Host Hotels & Resorts Inc 1,974,640 34,339
Industrial Logistics Properties Trust 177,987 3,805
Invitation Homes Inc 8,267,064 227,096
Kilroy Realty Corp 1,293,438 102,777
Physicians Realty Trust 2,018,954 34,746
Prologis Inc 4,228,037 340,822
Public Storage 334,505 81,204
Regency Centers Corp 2,124,256 141,688
Sabra Health Care REIT Inc 2,497,510 51,549
Saul Centers Inc 378,692 20,749
Simon Property Group Inc 1,106,810 179,525
Spirit Realty Capital Inc 801,923 35,381
STORE Capital Corp 4,177,059 142,897
Sun Communities Inc 1,049,245 139,350
Sunstone Hotel Investors Inc 4,883,206 64,507
Tanger Factory Outlet Centers Inc 1,133,632 18,002
Taubman Centers Inc 798,871 32,370
Terreno Realty Corp 1,608,638 78,598
VICI Properties Inc 3,273,256 69,851
Welltower Inc 2,944,266 244,727
Weyerhaeuser Co 1,000,845 25,432
$ 4,439,754
Software - 2.48%
InterXion Holding NV
( c)
1,542,890 116,180
TOTAL COMMON STOCKS $ 4,654,558
Total Investments $ 4,703,129
Other Assets and Liabilities -  (0.13)% (6,097)
TOTAL NET ASSETS - 100.00% $ 4,697,032
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 94.52%
Technology 2.48%
Consumer, Cyclical 2.10%
Money Market Funds 1.03%
Other Assets and Liabilities
(0.13)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 49,809 $ 857,374 $ 858,612 $ 48,571
$ 49,809 $ 857,374 $ 858,612 $ 48,571
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 891 $ — $ — $ —
$ 891 $ — $ — $ —
Amounts in thousands

Schedule of Investments
SAM Balanced Portfolio
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.44%
Principal Government Money Market Fund
2.18%
(a),(b)
19,970,361 $ 19,970
Principal Exchange-Traded Funds - 20.00%
Principal Active Global Dividend Income ETF
( a)
7,708,100 214,101
Principal Active Income ETF
( a)
1,406,000 56,724
Principal Investment Grade Corporate Active
ETF
( a)
1,320,100 34,712
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
16,906,700 495,197
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,257,700 104,084
$ 904,818
Principal Funds, Inc. Class R-6 - 52.29%
Blue Chip Fund
( a)
15,095,371 390,366
Diversified International Fund
( a)
41,681,029 503,090
Diversified Real Asset Fund
( a)
12,991,687 147,196
EDGE MidCap Fund
( a)
12,159,901 179,480
Global Multi-Strategy Fund
( a)
9,643,142 103,664
Global Real Estate Securities Fund
( a)
12,984,986 133,226
High Yield Fund
( a)
9,894,122 70,842
Income Fund
( a)
57,723,992 558,191
International Small Company Fund
( a)
5,396,642 57,582
Origin Emerging Markets Fund
( a)
5,523,743 59,491
Real Estate Debt Income Fund
( a)
4,092,313 40,268
Spectrum Preferred and Capital Securities Income
Fund
( a)
12,007,649 122,238
$ 2,365,634
Principal Funds, Inc. Institutional Class - 27.32%
Equity Income Fund
( a)
17,447,761 572,636
Government & High Quality Bond Fund
( a)
25,070,484 262,237
Inflation Protection Fund
( a)
8,380,348 72,155
Short-Term Income Fund
( a)
26,869,906 329,156
$ 1,236,184
TOTAL INVESTMENT COMPANIES $ 4,526,606
Total Investments $ 4,526,606
Other Assets and Liabilities -  (0.05)% (2,476)
TOTAL NET ASSETS - 100.00% $ 4,524,130
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 45.30%
Domestic Equity Funds 38.51%
International Equity Funds 10.26%
Specialty Funds 5.54%
Money Market Funds 0.44%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 362,422 $ 28,790 $ 53,435 $ 390,366
Diversified International Fund Class R-6 — 434,568 18,855 503,090
Diversified International Fund Institutional Class 477,998 39,436 428,056 —
Diversified Real Asset Fund 153,382 6,620 14,752 147,196
EDGE MidCap Fund 163,524 12,022 12,250 179,480
Equity Income Fund 541,804 38,915 42,923 572,636
Global Multi-Strategy Fund 180,024 10,807 82,729 103,664
Global Real Estate Securities Fund 133,513 5,261 20,101 133,226
Government & High Quality Bond Fund 263,272 20,166 33,587 262,237
High Yield Fund 74,715 4,317 9,010 70,842
Income Fund 527,176 69,287 63,931 558,191
Inflation Protection Fund 74,404 3,264 7,866 72,155
International Emerging Markets Fund 52,620 1,988 58,398 —
International Small Company Fund 52,000 7,475 444 57,582
Origin Emerging Markets Fund — 60,046 — 59,491
Principal Active Global Dividend Income ETF 200,557 — — 214,101
Principal Active Income ETF 55,509 — — 56,724
Principal Government Money Market Fund 2.18% 16,930 57,287 54,247 19,970
Principal Investment Grade Corporate Active ETF 67,300 — 36,822 34,712
Principal U.S. Mega-Cap Multi-Factor Index ETF 455,129 — — 495,197
Principal U.S. Small-Cap Multi-Factor Index ETF 98,261 4,323 — 104,084
Real Estate Debt Income Fund 48,642 1,308 12,028 40,268
Short-Term Income Fund 338,457 26,485 42,288 329,156
Spectrum Preferred and Capital Securities Income Fund 123,911 7,209 13,777 122,238
$ 4,461,550 $ 839,574 $ 1,005,499 $ 4,526,606
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 48 $ 4,021 $ 25,207 $ 48,568
Diversified International Fund Class R-6 — (68) — 87,445
Diversified International Fund Institutional Class 8,912 (45) 22,045 (89,333)
Diversified Real Asset Fund 4,877 86 — 1,860
EDGE MidCap Fund 2,621 179 7,029 16,005
Equity Income Fund 13,603 1,885 21,021 32,955
Global Multi-Strategy Fund 7,021 478 3,712 (4,916)
Global Real Estate Securities Fund 3,786 860 913 13,693
Government & High Quality Bond Fund 5,427 (1,317) — 13,703
High Yield Fund 3,251 (540) — 1,360
Income Fund 13,494 (1,578) — 27,237
Inflation Protection Fund 2,439 (294) — 2,647
International Emerging Markets Fund 620 17,860 1,121 (14,070)
International Small Company Fund 1,501 8 2,671 (1,457)
Origin Emerging Markets Fund — — — (555)
Principal Active Global Dividend Income ETF 4,084 — 2,296 13,544
Principal Active Income ETF 2,045 — 478 1,215
Principal Government Money Market Fund 2.18% 253 — — —
Principal Investment Grade Corporate Active ETF 1,879 949 59 3,285
Principal U.S. Mega-Cap Multi-Factor Index ETF 8,211 — — 40,068
Principal U.S. Small-Cap Multi-Factor Index ETF 1,021 — — 1,500
Real Estate Debt Income Fund 1,308 (24) — 2,370
Short-Term Income Fund 6,093 (435) — 6,937
Spectrum Preferred and Capital Securities Income Fund 4,930 (892) — 5,787
$ 97,424 $ 21,133 $ 86,552 $ 209,848
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.61%
Principal Government Money Market Fund
2.18%
(a),(b)
10,205,171 $ 10,205
Principal Exchange-Traded Funds - 13.91%
Principal Active Global Dividend Income ETF
( a)
1,207,000 33,526
Principal Active Income ETF
( a)
1,047,000 42,241
Principal Investment Grade Corporate Active
ETF
( a)
656,100 17,252
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
4,014,000 117,570
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
722,700 23,090
$ 233,679
Principal Funds, Inc. Class R-6 - 53.46%
Blue Chip Fund
( a)
3,649,621 94,379
Diversified International Fund
( a)
10,794,187 130,286
Diversified Real Asset Fund
( a)
4,334,030 49,105
EDGE MidCap Fund
( a)
2,945,149 43,470
Global Diversified Income Fund
( a)
3,351,291 45,611
Global Multi-Strategy Fund
( a)
3,945,012 42,409
Global Real Estate Securities Fund
( a)
3,665,059 37,604
High Yield Fund
( a)
5,722,026 40,970
Income Fund
( a)
31,355,122 303,204
International Small Company Fund
( a)
1,351,652 14,422
Origin Emerging Markets Fund
( a)
1,365,289 14,704
Real Estate Debt Income Fund
( a)
1,344,133 13,226
Spectrum Preferred and Capital Securities Income
Fund
( a)
6,766,454 68,882
$ 898,272
Principal Funds, Inc. Institutional Class - 32.07%
Equity Income Fund
( a)
4,358,401 143,043
Government & High Quality Bond Fund
( a)
15,675,318 163,964
Inflation Protection Fund
( a)
5,125,198 44,128
Short-Term Income Fund
( a)
15,318,326 187,649
$ 538,784
TOTAL INVESTMENT COMPANIES $ 1,680,940
Total Investments $ 1,680,940
Other Assets and Liabilities -  (0.05)% (810)
TOTAL NET ASSETS - 100.00% $ 1,680,130
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 60.23%
Domestic Equity Funds 25.09%
Specialty Funds 8.15%
International Equity Funds 5.97%
Money Market Funds 0.61%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 88,014 $ 11,094 $ 17,150 $ 94,379
Diversified International Fund Class R-6 — 111,698 3,908 130,286
Diversified International Fund Institutional Class 119,635 12,030 108,676 —
Diversified Real Asset Fund 49,763 2,549 3,886 49,105
EDGE MidCap Fund 38,081 5,908 4,319 43,470
Equity Income Fund 133,672 15,147 14,405 143,043
Global Diversified Income Fund 45,951 2,7 41 4,65 7 45,611
Global Multi-Strategy Fund 68,059 4,729 28,796 42,409
Global Real Estate Securities Fund 37,573 3,598 7,601 37,604
Government & High Quality Bond Fund 167,676 8,801 20,505 163,964
High Yield Fund 42,959 3,289 5,844 40,970
Income Fund 284,817 39,765 35,379 303,204
Inflation Protection Fund 44,483 2,278 4,118 44,128
International Emerging Markets Fund 12,627 723 14,275 —
International Small Company Fund 13,381 1,566 183 14,422
Origin Emerging Markets Fund — 15,025 184 14,704
Principal Active Global Dividend Income ETF 31,405 — — 33,526
Principal Active Income ETF 41,335 — — 42,241
Principal Government Money Market Fund 2.18% 9,090 27,932 26,817 10,205
Principal Investment Grade Corporate Active ETF 36,819 — 21,817 17,252
Principal U.S. Mega-Cap Multi-Factor Index ETF 108,057 — — 117,570
Principal U.S. Small-Cap Multi-Factor Index ETF 21,906 847 — 23,090
Real Estate Debt Income Fund 15,662 424 3,615 13,226
Short-Term Income Fund 193,957 11,551 21,688 187,649
Spectrum Preferred and Capital Securities Income Fund 69,754 4,250 7,989 68,882
$ 1,674,676 $ 285,9 45 $ 355,8 12 $ 1,680,940
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 12 $ 564 $ 6,193 $ 11,857
Diversified International Fund Class R-6 — 13 — 22,483
Diversified International Fund Institutional Class 2,231 (6) 5,517 (22,983)
Diversified Real Asset Fund 1,603 (29) — 708
EDGE MidCap Fund 611 104 1,639 3,696
Equity Income Fund 3,381 (273) 5,273 8,902
Global Diversified Income Fund 1,80 6 (21 1 ) — 1,7 87
Global Multi-Strategy Fund 2,688 (434) 1,418 (1,149)
Global Real Estate Securities Fund 1,049 101 257 3,933
Government & High Quality Bond Fund 3,514 (1,174) — 9,166
High Yield Fund 1,943 (272) — 838
Income Fund 7,369 (922) — 14,923
Inflation Protection Fund 1,503 (118) — 1,603
International Emerging Markets Fund 149 4,721 269 (3,796)
International Small Company Fund 386 (25) 687 (317)
Origin Emerging Markets Fund — (2) — (135)
Principal Active Global Dividend Income ETF 639 — 360 2,121
Principal Active Income ETF 1,523 — 356 906
Principal Government Money Market Fund 2.18% 150 — — —
Principal Investment Grade Corporate Active ETF 1,019 556 32 1,694
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,949 — — 9,513
Principal U.S. Small-Cap Multi-Factor Index ETF 232 — — 337
Real Estate Debt Income Fund 425 (13) — 768
Short-Term Income Fund 3,564 (232) — 4,061
Spectrum Preferred and Capital Securities Income Fund 2,829 (430) — 3,297
$ 40,57 5 $ 1,91 8 $ 22,001 $ 74,2 13
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 97.90% Shares Held Value (000's)
Money Market Funds - 0.38%
Principal Government Money Market Fund
2.18%
(a),(b)
11,406,834 $ 11,407
Principal Exchange-Traded Funds - 21.58%
Principal Active Global Dividend Income ETF
( a)
3,580,000 99,438
Principal Investment Grade Corporate Active
ETF
( a)
580,000 15,251
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
15,051,400 440,856
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
3,069,800 98,080
$ 653,625
Principal Funds, Inc. Class R-6 - 51.69%
Blue Chip Fund
( a)
14,051,535 363,373
Diversified International Fund
( a)
40,710,508 491,376
Diversified Real Asset Fund
( a)
9,411,940 106,637
EDGE MidCap Fund
( a)
12,279,054 181,239
Global Multi-Strategy Fund
( a)
2,346,205 25,222
Global Real Estate Securities Fund
( a)
9,938,782 101,972
Income Fund
( a)
14,998,060 145,031
International Small Company Fund
( a)
4,470,625 47,702
Origin Emerging Markets Fund
( a)
5,187,957 55,874
Spectrum Preferred and Capital Securities Income
Fund
( a)
4,625,946 47,092
$ 1,565,518
Principal Funds, Inc. Institutional Class - 24.25%
Equity Income Fund
( a)
15,813,996 519,015
Government & High Quality Bond Fund
( a)
7,968,590 83,351
Short-Term Income Fund
( a)
10,774,422 131,987
$ 734,353
TOTAL INVESTMENT COMPANIES $ 2,964,903
Total Investments $ 2,964,903
Other Assets and Liabilities -  2.10% 63,648
TOTAL NET ASSETS - 100.00% $ 3,028,551
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.92%
Fixed Income Funds 30.18%
International Equity Funds 10.07%
Specialty Funds 4.35%
Money Market Funds 0.38%
Other Assets and Liabilities
2.10%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 336,612 $ 26,840 $ 47,961 $ 363,373
Diversified International Fund Class R-6 — 431,228 8,546 491,376
Diversified International Fund Institutional Class 470,235 34,819 433,932 —
Diversified Real Asset Fund 115,915 3,780 14,390 106,637
EDGE MidCap Fund 167,012 12,007 14,215 181,239
Equity Income Fund 497,675 33,554 43,288 519,015
Global Multi-Strategy Fund 48,758 2,948 25,166 25,222
Global Real Estate Securities Fund 102,719 4,235 15,833 101,972
Government & High Quality Bond Fund 90,324 3,483 14,592 83,351
Income Fund 150,285 11,788 24,004 145,031
International Small Company Fund 45,477 4,086 644 47,702
Multi-Manager Equity Long/Short Fund 77,086 8,336 79,473 —
Origin Emerging Markets Fund 52,800 1,465 3,407 55,874
Principal Active Global Dividend Income ETF 93,148 — — 99,438
Principal Government Money Market Fund 2.18% 11,394 18,124 18,111 11,407
Principal Investment Grade Corporate Active ETF 19,797 — 5,977 15,251
Principal U.S. Mega-Cap Multi-Factor Index ETF 405,184 — — 440,856
Principal U.S. Small-Cap Multi-Factor Index ETF 94,426 2,279 — 98,080
Short-Term Income Fund 146,632 5,927 23,288 131,987
Spectrum Preferred and Capital Securities Income Fund 49,753 2,614 7,163 47,092
$ 2,975,232 $ 607,513 $ 779,990 $ 2,964,903
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 44 $ 1,185 $ 23,192 $ 46,697
Diversified International Fund Class R-6 — (79) — 68,773
Diversified International Fund Institutional Class 8,668 (399) 21,478 (70,723)
Diversified Real Asset Fund 3,633 (179) — 1,511
EDGE MidCap Fund 2,672 479 7,167 15,956
Equity Income Fund 12,323 (2,712) 19,139 33,786
Global Multi-Strategy Fund 1,885 1,291 998 (2,609)
Global Real Estate Securities Fund 2,849 2 692 10,849
Government & High Quality Bond Fund 1,801 (527) — 4,663
Income Fund 3,683 (622) — 7,584
International Small Company Fund 1,294 54 2,302 (1,271)
Multi-Manager Equity Long/Short Fund 1,137 (2,642) 7,120 (3,307)
Origin Emerging Markets Fund 879 642 — 4,374
Principal Active Global Dividend Income ETF 1,897 — 1,066 6,290
Principal Government Money Market Fund 2.18% 143 — — —
Principal Investment Grade Corporate Active ETF 577 165 18 1,266
Principal U.S. Mega-Cap Multi-Factor Index ETF 7,310 — — 35,672
Principal U.S. Small-Cap Multi-Factor Index ETF 970 — — 1,375
Short-Term Income Fund 2,552 (217) — 2,933
Spectrum Preferred and Capital Securities Income Fund 1,938 (310) — 2,198
$ 56,255 $ (3,869) $ 83,172 $ 166,017
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.04% Shares Held Value (000's)
Money Market Funds - 1.11%
Principal Government Money Market Fund
2.18%
(a),(b)
29,503,580 $ 29,504
Principal Exchange-Traded Funds - 14.75%
Principal Active Global Dividend Income ETF
( a)
6,584,100 182,881
Principal Active Income ETF
( a)
1,664,800 67,165
Principal Investment Grade Corporate Active
ETF
( a)
1,540,000 40,494
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
3,448,200 100,998
$ 391,538
Principal Funds, Inc. Class R-6 - 47.47%
Blue Chip Fund
( a)
1,399,601 36,194
EDGE MidCap Fund
( a)
2,703,011 39,896
Global Diversified Income Fund
( a)
9,611,362 130,811
Global Real Estate Securities Fund
( a)
9,656,019 99,071
High Yield Fund
( a)
16,368,378 117,197
Income Fund
( a)
67,255,456 650,360
Real Estate Debt Income Fund
( a)
4,907,303 48,288
Spectrum Preferred and Capital Securities Income
Fund
( a)
13,603,702 138,486
$ 1,260,303
Principal Funds, Inc. Institutional Class - 36.71%
Equity Income Fund
( a)
5,476,470 179,738
Government & High Quality Bond Fund
( a)
28,024,464 293,136
Inflation Protection Fund
( a)
19,844,880 170,864
Short-Term Income Fund
( a)
27,002,246 330,777
$ 974,515
TOTAL INVESTMENT COMPANIES $ 2,655,860
Total Investments $ 2,655,860
Other Assets and Liabilities -  (0.04)% (1,124)
TOTAL NET ASSETS - 100.00% $ 2,654,736
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 69.95%
Domestic Equity Funds 13.43%
International Equity Funds 10.62%
Specialty Funds 4.93%
Money Market Funds 1.11%
Other Assets and Liabilities
(0.04)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 30,602 $ 3,182 $ 2,305 $ 36,194
EDGE MidCap Fund 33,839 5,666 3,262 39,896
Equity Income Fund 160,271 15,906 7,489 179,738
Global Diversified Income Fund 128,953 7,1 85 9,8 31 130,811
Global Real Estate Securities Fund 94,180 4,149 9,651 99,071
Government & High Quality Bond Fund 290,264 10,776 22,039 293,136
High Yield Fund 114,735 8,604 7,768 117,197
Income Fund 597,454 66,335 43,522 650,360
Inflation Protection Fund 167,139 8,366 10,275 170,864
Principal Active Global Dividend Income ETF 170,011 1,284 — 182,881
Principal Active Income ETF 65,726 — — 67,165
Principal Government Money Market Fund 2.18% 26,494 54,215 51,205 29,504
Principal Investment Grade Corporate Active ETF 77,563 — 41,960 40,494
Principal U.S. Mega-Cap Multi-Factor Index ETF 92,825 — — 100,998
Real Estate Debt Income Fund 49,337 1,600 5,121 48,288
Short-Term Income Fund 334,632 15,582 26,103 330,777
Spectrum Preferred and Capital Securities Income Fund 134,466 7,284 8,950 138,486
$ 2,568,491 $ 210,1 34 $ 249,4 81 $ 2,655,860
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 4 $ (13) $ 2,165 $ 4,728
EDGE MidCap Fund 591 12 1,586 3,641
Equity Income Fund 4,170 190 6,381 10,860
Global Diversified Income Fund 5,1 32 (5 09 ) — 5,0 13
Global Real Estate Securities Fund 2,710 344 648 10,049
Government & High Quality Bond Fund 6,211 (1,665) — 15,800
High Yield Fund 5,315 (332) — 1,958
Income Fund 15,754 (1,651) — 31,744
Inflation Protection Fund 5,692 (334) — 5,968
Principal Active Global Dividend Income ETF 3,481 — 1,946 11,586
Principal Active Income ETF 2,422 — 565 1,439
Principal Government Money Market Fund 2.18% 447 — — —
Principal Investment Grade Corporate Active ETF 2,167 1,069 68 3,822
Principal U.S. Mega-Cap Multi-Factor Index ETF 1,674 — — 8,173
Real Estate Debt Income Fund 1,392 (70) — 2,542
Short-Term Income Fund 6,193 (408) — 7,074
Spectrum Preferred and Capital Securities Income Fund 5,549 (520) — 6,206
$ 68, 904 $ (3, 887 ) $ 13,359 $ 130,6 03
Amounts in thousands

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.07% Shares Held Value (000's)
Money Market Funds - 0.49%
Principal Government Money Market Fund
2.18%
(a),(b)
9,115,076 $ 9,115
Principal Exchange-Traded Funds - 17.18%
Principal Active Global Dividend Income ETF
( a)
3,889,000 108,021
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
4,532,800 132,766
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
2,534,500 80,977
$ 321,764
Principal Funds, Inc. Class R-6 - 61.03%
Blue Chip Fund
( a)
11,100,283 287,053
Diversified International Fund
( a)
32,715,814 394,880
EDGE MidCap Fund
( a)
8,380,077 123,690
Global Real Estate Securities Fund
( a)
9,653,879 99,049
International Small Company Fund
( a)
4,356,927 46,488
LargeCap Growth Fund I
( a)
5,844,610 93,572
Origin Emerging Markets Fund
( a)
9,115,272 98,172
$ 1,142,904
Principal Funds, Inc. Institutional Class - 21.37%
Equity Income Fund
( a)
10,829,567 355,427
LargeCap Value Fund III
( a)
2,653,183 44,653
$ 400,080
TOTAL INVESTMENT COMPANIES $ 1,873,863
Total Investments $ 1,873,863
Other Assets and Liabilities -  (0.07)% (1,218)
TOTAL NET ASSETS - 100.00% $ 1,872,645
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.71%
Fixed Income Funds 21.09%
International Equity Funds 18.78%
Money Market Funds 0.49%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases
(a)
Sales
(a)
July 31, 2019
Value Cost Proceeds Value
Blue Chip Fund $ 265,454 $ 25,810 $ 40,944 $ 287,053
Diversified International Fund Class R-6 — 374,039 12,693 394,880
Diversified International Fund Institutional Class 349,344 27,401 340,359 —
EDGE MidCap Fund 116,467 9,909 13,497 123,690
Equity Income Fund 341,313 23,624 30,473 355,427
Global Real Estate Securities Fund 101,938 3,772 17,435 99,049
International Small Company Fund 32,375 17,990 2,981 46,488
LargeCap Growth Fund I — 92,816 — 93,572
LargeCap Value Fund III — 44,600 — 44,653
Origin Emerging Markets Fund 63,856 35,576 7,843 98,172
Principal Active Global Dividend Income ETF 101,188 — — 108,021
Principal Active Income ETF 79,840 — 79,753 —
Principal Government Money Market Fund 2.18% 8,520 223,676 223,081 9,115
Principal U.S. Mega-Cap Multi-Factor Index ETF 244,563 — 133,629 132,766
Principal U.S. Small-Cap Multi-Factor Index ETF 76,607 3,203 — 80,977
Short-Term Income Fund 34,803 18,349 53,974 —
$ 1,816,268 $ 900,765 $ 956,662 $ 1,873,863
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Blue Chip Fund $ 34 $ (2,437) $ 18,166 $ 39,170
Diversified International Fund Class R-6 — (181) — 33,715
Diversified International Fund Institutional Class 6,364 (1,040) 15,880 (35,346)
EDGE MidCap Fund 1,819 (957) 4,907 11,768
Equity Income Fund 8,405 (2,851) 13,094 23,814
Global Real Estate Securities Fund 2,832 101 693 10,673
International Small Company Fund 907 24 1,624 (920)
LargeCap Growth Fund I — — — 756
LargeCap Value Fund III — — — 53
Origin Emerging Markets Fund 1,029 148 — 6,435
Principal Active Global Dividend Income ETF 2,060 — 1,158 6,833
Principal Active Income ETF 2,349 753 687 (840)
Principal Government Money Market Fund 2.18% 134 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 4,039 12,884 — 8,948
Principal U.S. Small-Cap Multi-Factor Index ETF 800 — — 1,167
Short-Term Income Fund 586 420 — 402
$ 31,358 $ 6,864 $ 56,209 $ 106,628
Amounts in thousands
(a) Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

Schedule of Investments
Short-Term Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.59% Shares Held Value (000's)
Money Market Funds - 0.59%
BlackRock Liquidity FedFund 2.21%
(a),(b)
12,617,760 $ 12,618
Principal Government Money Market Fund
2.18%
(a),(c)
15,830,209 15,830
$ 28,448
TOTAL INVESTMENT COMPANIES $ 28,448
BONDS - 99.05%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.98%
General Dynamics Corp
2.88%, 05/11/2020 $ 6,800 $ 6,838
3.00%, 05/11/2021 9,750 9,901
Northrop Grumman Corp
2.08%, 10/15/2020 4,850 4,834
Rockwell Collins Inc
3.20%, 03/15/2024 6,750 6,946
United Technologies Corp
1.50%, 11/01/2019 9,600 9,574
1.90%, 05/04/2020 9,400 9,359
$ 47,452
Airlines - 0.52%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 9,766 10,246
Continental Airlines 2009-2 Class A Pass Through
Trust
7.25%, 05/10/2021 5,678 5,739
Delta Air Lines 2009-1 Class A Pass Through
Trust
7.75%, 06/17/2021 5,869 5,982
Delta Air Lines 2012-1 Class A Pass Through
Trust
4.75%, 11/07/2021 3,142 3,189
$ 25,156
Automobile Asset Backed Securities - 9.00%
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021 6,390 6,445
AmeriCredit Automobile Receivables Trust
2015-2
3.00%, 06/08/2021 3,000 3,002
AmeriCredit Automobile Receivables Trust
2015-3
2.73%, 03/08/2021 3,420 3,421
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 9,750 9,823
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 6,800 6,877
Americredit Automobile Receivables Trust 2018-3
3.11%, 01/18/2022 10,251 10,284
Americredit Automobile Receivables Trust 2019-1
2.93%, 06/20/2022 11,700 11,743
2.97%, 11/20/2023 7,300 7,384
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,593
2.43%, 09/19/2022 10,800 10,796
Bank of The West Auto Trust 2017-1
1.78%, 02/15/2021
(d)
251 251
Bank of The West Auto Trust 2018-1
3.09%, 04/15/2021
(d)
12,601 12,631
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(d)
7,750 7,744
Capital Auto Receivables Asset Trust 2018-1
2.54%, 10/20/2020
(d)
1,001 1,001
Capital Auto Receivables Asset Trust 2018-2
3.02%, 02/22/2021
(d)
9,861 9,877
3.27%, 06/20/2023
(d)
9,750 9,833
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020
(d)
940 941
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021
(d)
1,097 1,096
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CPS Auto Receivables Trust 2018-B
2.72%, 09/15/2021
(d)
$ 3,513 $ 3,513
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022
(d)
12,338 12,366
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022
(d)
6,351 6,376
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022
(d)
8,423 8,434
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(d)
11,250 11,242
CPS Auto Trust
2.87%, 09/15/2021
(d)
4,932 4,935
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01/15/2027
(d)
12,327 12,327
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(d)
14,000 13,931
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(d)
11,500 11,590
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(d)
14,600 15,174
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 12,147
OneMain Direct Auto Receivables Trust 2017-2
2.31%, 12/14/2021
(d)
7,893 7,880
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(d)
16,000 16,239
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 17,261
Santander Drive Auto Receivables Trust 2015-2
3.02%, 04/15/2021 4,277 4,280
Santander Drive Auto Receivables Trust 2018-4
2.73%, 04/15/2021 864 864
3.01%, 03/15/2022 7,800 7,810
Santander Drive Auto Receivables Trust 2018-5
2.97%, 07/15/2021 8,352 8,356
Santander Drive Auto Receivables Trust 2019-1
2.91%, 01/18/2022 7,117 7,128
Santander Drive Auto Receivables Trust 2019-2
2.63%, 07/15/2022 16,000 16,026
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06/15/2022
(d)
5,177 5,161
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 17,168
Westlake Automobile Receivables Trust 2018-1
2.24%, 12/15/2020
(d)
1,879 1,878
Westlake Automobile Receivables Trust 2018-2
2.84%, 09/15/2021
(d)
3,710 3,713
3.20%, 01/16/2024
(d)
7,800 7,834
Westlake Automobile Receivables Trust 2018-3
2.98%, 01/18/2022
(d)
8,359 8,376
3.32%, 10/16/2023
(d)
10,700 10,777
Westlake Automobile Receivables Trust 2019-1
3.51%, 05/16/2022
(d)
10,700 10,741
3.81%, 10/17/2022
(d)
13,150 13,247
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(d)
11,500 11,513
2.62%, 07/15/2024
(d)
8,800 8,803
World Omni Select Auto Trust 2018-1
3.24%, 04/15/2022
(d)
9,754 9,782
$ 434,614
Automobile Floor Plan Asset Backed Securities - 1.75%
Ally Master Owner Trust
2.70%, 01/17/2023 14,250 14,320
3.29%, 05/15/2023 19,500 19,833

Schedule of Investments
Short-Term Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A
2.72%, 10/15/2023 $ 8,750 $ 8,746
1.00 x 1 Month USD LIBOR + 0.40%
2.78%, 11/15/2021 6,700 6,706
1.00 x 1 Month USD LIBOR + 0.46%
Navistar Financial Dealer Note Master Owner
Trust II
2.90%, 09/25/2023
(d)
11,500 11,521
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
2.82%, 11/15/2022
(d)
8,750 8,775
1.00 x 1 Month USD LIBOR + 0.50%
2.85%, 07/17/2023
(d)
14,600 14,650
1.00 x 1 Month USD LIBOR + 0.52%
$ 84,551
Automobile Manufacturers - 1.04%
Daimler Finance North America LLC
1.75%, 10/30/2019
(d)
6,650 6,638
Ford Motor Credit Co LLC
3.60%, 03/28/2022 5,000 4,940
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
3.16%, 04/09/2021 9,700 9,709
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
2.20%, 09/15/2019 9,327 9,324
3.10%, 05/10/2021 9,750 9,892
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,688
$ 50,191
Banks - 18.83%
Bank of America Corp
2.50%, 10/21/2022 12,000 12,006
2.63%, 10/19/2020 15,750 15,824
3.00%, 12/20/2023
(e)
10,347 10,491
3 Month USD LIBOR + 0.79%
3.44%, 01/20/2023 28,400 28,749
3 Month USD LIBOR + 1.16%
4.20%, 08/26/2024 24,500 26,008
Bank of New York Mellon Corp/The
2.50%, 04/15/2021 5,700 5,721
3.32%, 10/30/2023 24,500 24,935
3 Month USD LIBOR + 1.05%
BB&T Corp
2.05%, 05/10/2021 9,500 9,451
BNP Paribas SA
3.50%, 03/01/2023
(d)
9,750 9,999
Branch Banking & Trust Co
2.10%, 01/15/2020 14,400 14,382
2.63%, 01/15/2022 14,400 14,483
Capital One NA
1.85%, 09/13/2019 9,500 9,492
3.21%, 09/13/2019 9,500 9,506
3 Month USD LIBOR + 0.77%
3.42%, 01/30/2023 14,400 14,558
3 Month USD LIBOR + 1.15%
Citigroup Inc
2.70%, 03/30/2021 14,100 14,170
3.24%, 04/25/2022 19,800 19,982
3 Month USD LIBOR + 0.96%
3.50%, 05/15/2023 9,750 10,038
3.95%, 09/01/2023 10,000 10,200
3 Month USD LIBOR + 1.43%
4.00%, 08/05/2024
(f)
10,750 11,376
4.04%, 06/01/2024
(e)
4,750 4,991
3 Month USD LIBOR + 1.02%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
4.21%, 06/12/2024
(d),(e)
$ 17,900 $ 18,738
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,483
3.65%, 01/25/2024 9,800 10,257
4.30%, 01/16/2024 15,700 16,705
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/2019 4,750 4,745
2.25%, 06/14/2021 7,700 7,682
Goldman Sachs Group Inc/The
2.30%, 12/13/2019 9,600 9,596
2.60%, 04/23/2020 9,600 9,608
3.00%, 04/26/2022 24,050 24,243
3.20%, 02/23/2023 10,000 10,195
3.38%, 04/26/2022 10,450 10,544
3 Month USD LIBOR + 1.11%
3.42%, 04/23/2020 9,600 9,655
3 Month USD LIBOR + 1.16%
4.29%, 02/25/2021 9,600 9,809
3 Month USD LIBOR + 1.77%
HSBC Holdings PLC
3.95%, 05/18/2024
(e)
9,750 10,163
3 Month USD LIBOR + 0.99%
ING Groep NV
3.15%, 03/29/2022 6,800 6,905
JPMorgan Chase & Co
2.30%, 08/15/2021 9,500 9,479
3.18%, 04/25/2023 38,500 38,816
3 Month USD LIBOR + 0.90%
3.51%, 10/24/2023 15,000 15,248
3 Month USD LIBOR + 1.23%
3.88%, 09/10/2024 5,249 5,510
4.25%, 10/15/2020 22,250 22,743
KeyBank NA/Cleveland OH
2.40%, 06/09/2022 9,600 9,624
3.30%, 02/01/2022 4,750 4,860
KeyCorp
5.10%, 03/24/2021 20,000 20,858
Morgan Stanley
3.10%, 02/10/2021 8,200 8,208
3 Month USD LIBOR + 0.55%
3.68%, 04/21/2021 20,700 21,064
3 Month USD LIBOR + 1.40%
3.68%, 10/24/2023 38,600 39,362
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 10,694
5.50%, 07/24/2020 9,500 9,771
PNC Bank NA
2.00%, 05/19/2020 9,250 9,225
2.70%, 11/01/2022 10,965 11,025
2.76%, 07/27/2022 9,600 9,620
3 Month USD LIBOR + 0.50%
2.88%, 05/19/2020 6,000 6,013
3 Month USD LIBOR + 0.36%
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 9,850 10,398
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(e)
9,750 9,985
3 Month USD LIBOR + 1.76%
State Street Corp
3.10%, 05/15/2023 24,100 24,674
SunTrust Bank/Atlanta GA
2.25%, 01/31/2020 9,600 9,589
2.45%, 08/01/2022 15,500 15,511
3.17%, 08/02/2022 9,750 9,769
3 Month USD LIBOR + 0.59%

Schedule of Investments
Short-Term Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
SunTrust Banks Inc
2.70%, 01/27/2022 $ 3,832 $ 3,849
2.90%, 03/03/2021 12,500 12,581
UBS AG/London
2.20%, 06/08/2020
(d)
11,500 11,483
UBS Group Funding Switzerland AG
3.49%, 05/23/2023
(d)
11,450 11,709
US Bancorp
2.92%, 01/24/2022 5,751 5,783
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,113
US Bank NA/Cincinnati OH
2.00%, 01/24/2020 9,600 9,582
2.05%, 10/23/2020 9,700 9,681
2.65%, 05/23/2022 10,000 10,097
Wells Fargo & Co
2.60%, 07/22/2020 5,000 5,012
3.07%, 01/24/2023 19,000 19,278
Wells Fargo Bank NA
2.76%, 07/23/2021 14,500 14,524
3 Month USD LIBOR + 0.50%
$ 909,428
Beverages - 0.96%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 20,720
Keurig Dr Pepper Inc
3.55%, 05/25/2021 9,750 9,930
PepsiCo Inc
1.35%, 10/04/2019 6,400 6,390
2.15%, 10/14/2020 9,500 9,497
$ 46,537
Biotechnology - 1.28%
Amgen Inc
2.20%, 05/11/2020 4,800 4,790
2.65%, 05/11/2022 9,600 9,656
Biogen Inc
2.90%, 09/15/2020 14,000 14,062
Celgene Corp
3.25%, 08/15/2022 9,750 9,995
3.63%, 05/15/2024 8,100 8,439
Gilead Sciences Inc
1.85%, 09/20/2019 14,700 14,691
$ 61,633
Building Materials - 0.58%
Martin Marietta Materials Inc
2.89%, 12/20/2019 11,700 11,709
3 Month USD LIBOR + 0.50%
4.25%, 07/02/2024 15,415 16,336
$ 28,045
Chemicals - 1.10%
Air Liquide Finance SA
1.75%, 09/27/2021
(d)
6,750 6,668
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,066
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
2.45%, 05/01/2020
(d)
4,832 4,828
3.30%, 05/01/2023
(d)
7,300 7,459
DuPont de Nemours Inc
3.63%, 11/15/2023 9,750 9,828
3 Month USD LIBOR + 1.11%
International Flavors & Fragrances Inc
3.40%, 09/25/2020 4,900 4,945
Westlake Chemical Corp
3.60%, 07/15/2022 9,272 9,419
$ 53,213
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 0.77%
Ginnie Mae
0.46%, 09/16/2055
(g),(h)
$ 20,209 $ 580
0.68%, 01/16/2054
(g),(h)
39,474 1,233
0.68%, 10/16/2054
(g),(h)
44,193 1,359
0.79%, 02/16/2048
(g),(h)
27,781 1,027
0.83%, 02/16/2055
(g),(h)
66,487 2,093
0.87%, 01/16/2055
(g),(h)
92,970 3,572
0.90%, 06/16/2045
(g),(h)
45,560 2,285
1.12%, 08/16/2042
(g),(h)
35,322 1,517
1.24%, 02/16/2046
(g),(h)
57,607 3,007
1.25%, 10/16/2051
(g),(h)
3,284 232
1.37%, 12/16/2036
(g),(h)
51,511 2,611
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 10,482 10,406
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 7,330 7,240
$ 37,162
Computers - 0.70%
Apple Inc
1.90%, 02/07/2020
(f)
4,800 4,788
2.50%, 02/09/2022
(f)
9,600 9,684
International Business Machines Corp
2.25%, 02/19/2021 9,500 9,494
2.80%, 05/13/2021 9,800 9,884
$ 33,850
Consumer Products - 0.20%
Reckitt Benckiser Treasury Services PLC
2.90%, 06/24/2022
(d)
9,600 9,582
3 Month USD LIBOR + 0.56%
Diversified Financial Services - 1.34%
American Express Co
2.75%, 05/20/2022 9,800 9,889
3.00%, 02/22/2021 9,750 9,850
3.70%, 11/05/2021 6,850 7,051
Capital One Financial Corp
3.90%, 01/29/2024 4,900 5,161
GE Capital International Funding Co Unlimited
Co
2.34%, 11/15/2020 12,850 12,795
GTP Acquisition Partners I LLC
2.35%, 06/15/2045
(d)
10,100 10,066
USAA Capital Corp
2.63%, 06/01/2021
(d)
9,800 9,868
$ 64,680
Electric - 5.58%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,312
Alliant Energy Finance LLC
3.75%, 06/15/2023
(d)
8,210 8,512
Black Hills Corp
4.25%, 11/30/2023 17,500 18,519
5.88%, 07/15/2020 1,260 1,297
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,041
Dominion Energy Inc
2.58%, 07/01/2020 15,098 15,099
2.72%, 08/15/2021
(h)
9,800 9,816
3.07%, 08/15/2024
(h)
9,800 9,886
DTE Energy Co
2.60%, 06/15/2022 9,800 9,821
Duke Energy Florida LLC
1.85%, 01/15/2020
(f)
9,600 9,574
2.10%, 12/15/2019 500 500
3.10%, 08/15/2021 5,750 5,825
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,708

Schedule of Investments
Short-Term Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp
3.50%, 06/01/2022 $ 22,500 $ 23,036
Florida Power & Light Co
2.97%, 05/06/2022 15,000 15,006
3 Month USD LIBOR + 0.40%
Fortis Inc/Canada
2.10%, 10/04/2021 16,365 16,203
Indiantown Cogeneration LP
9.77%, 12/15/2020 2,603 2,696
LG&E & KU Energy LLC
4.38%, 10/01/2021 15,000 15,484
NextEra Energy Capital Holdings Inc
2.90%, 04/01/2022 6,850 6,963
3.15%, 04/01/2024 5,600 5,750
Public Service Enterprise Group Inc
2.88%, 06/15/2024 7,900 7,991
San Diego Gas & Electric Co
1.91%, 02/01/2022 3,128 3,064
Sempra Energy
2.40%, 02/01/2020 9,750 9,740
2.80%, 01/15/2021 14,500 14,472
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02/01/2022 5,017 4,921
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,437
WEC Energy Group Inc
3.38%, 06/15/2021 14,600 14,847
$ 269,520
Electronics - 0.64%
Fortive Corp
2.35%, 06/15/2021 11,700 11,653
Honeywell International Inc
1.85%, 11/01/2021 9,600 9,524
2.15%, 08/08/2022
(i)
9,800 9,792
$ 30,969
Environmental Control - 0.26%
Republic Services Inc
2.50%, 08/15/2024
(i)
5,650 5,641
Waste Management Inc
2.95%, 06/15/2024 6,900 7,064
$ 12,705
Finance - Mortgage Loan/Banker - 12.16%
Fannie Mae
1.38%, 02/26/2021 25,000 24,762
1.50%, 06/22/2020 15,000 14,927
1.63%, 01/21/2020 20,000 19,952
1.88%, 09/24/2026
(f)
57,300 56,684
1.75%, 07/02/2024 39,400 39,101
2.13%, 04/24/2026 19,600 19,738
2.50%, 02/05/2024
(f)
40,250 41,286
2.63%, 09/06/2024 172,550 178,517
2.88%, 10/30/2020 27,200 27,482
2.88%, 09/12/2023 73,150 75,899
Federal Home Loan Banks
2.63%, 10/01/2020 25,000 25,174
Freddie Mac
2.38%, 02/16/2021 29,500 29,666
2.75%, 06/19/2023 32,900 33,901
$ 587,089
Food - 1.21%
Conagra Brands Inc
3.03%, 10/22/2020 9,750 9,754
3 Month USD LIBOR + 0.75%
3.80%, 10/22/2021 4,900 5,034
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co
3.12%, 02/10/2021 $ 9,600 $ 9,592
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023 4,850 5,072
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019
(d)
10,750 10,727
2.87%, 10/28/2019
(d)
9,500 9,509
3 Month USD LIBOR + 0.61%
Tyson Foods Inc
2.25%, 08/23/2021 3,850 3,833
2.97%, 08/21/2020 4,800 4,798
3 Month USD LIBOR + 0.45%
$ 58,319
Gas - 0.08%
NiSource Inc
2.65%, 11/17/2022 4,000 4,021
Healthcare - Services - 0.54%
Cigna Holding Co
4.00%, 02/15/2022 4,900 5,054
Humana Inc
2.50%, 12/15/2020 4,900 4,897
Roche Holdings Inc
2.67%, 09/30/2019
(d)
9,327 9,332
3 Month USD LIBOR + 0.34%
UnitedHealth Group Inc
1.95%, 10/15/2020 6,750 6,725
$ 26,008
Home Furnishings - 0.31%
Panasonic Corp
2.54%, 07/19/2022
(d)
9,800 9,800
2.68%, 07/19/2024
(d)
5,000 5,008
$ 14,808
Housewares - 0.21%
Newell Brands Inc
3.85%, 04/01/2023 9,800 9,927
Insurance - 3.30%
Allstate Corp/The
2.96%, 03/29/2023 12,500 12,481
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Finance Corp
2.66%, 01/10/2020 14,500 14,521
3 Month USD LIBOR + 0.32%
Berkshire Hathaway Inc
2.75%, 03/15/2023 5,500 5,606
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
26,875 28,679
MassMutual Global Funding II
1.55%, 10/11/2019
(d)
9,650 9,637
2.00%, 04/15/2021
(d)
13,638 13,566
Metropolitan Life Global Funding I
1.95%, 09/15/2021
(d)
15,000 14,885
2.84%, 06/12/2020
(d)
6,750 6,768
3 Month USD LIBOR + 0.40%
2.96%, 09/07/2020
(d)
9,750 9,782
United States Secured Overnight Financing
Rate + 0.57%
New York Life Global Funding
1.95%, 02/11/2020
(d)
9,600 9,583
2.00%, 04/13/2021
(d)
9,600 9,560
2.97%, 06/10/2022
(d)
24,000 24,107
3 Month USD LIBOR + 0.52%
$ 159,175
Internet - 0.19%
Amazon.com Inc
2.60%, 12/05/2019 9,327 9,333

Schedule of Investments
Short-Term Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.21%
Las Vegas Sands Corp
3.20%, 08/08/2024 $ 5,800 $ 5,827
3.50%, 08/18/2026 4,500 4,516
$ 10,343
Machinery - Construction & Mining - 0.20%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 9,700 9,779
Machinery - Diversified - 0.25%
John Deere Capital Corp
2.05%, 03/10/2020 4,650 4,642
2.65%, 01/06/2022 7,212 7,284
$ 11,926
Media - 0.40%
Comcast Corp
3.30%, 10/01/2020 9,750 9,862
TWDC Enterprises 18 Corp
1.95%, 03/04/2020 9,500 9,482
$ 19,344
Mining - 0.22%
Glencore Finance Canada Ltd
4.25%, 10/25/2022
(d)
2,000 2,081
Glencore Funding LLC
4.13%, 05/30/2023
(d)
8,300 8,619
$ 10,700
Miscellaneous Manufacturers - 0.58%
General Electric Co
5.50%, 01/08/2020 3,850 3,896
Ingersoll-Rand Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,573
Siemens Financieringsmaatschappij NV
2.20%, 03/16/2020
(d)
9,650 9,635
$ 28,104
Mortgage Backed Securities - 8.62%
Alternative Loan Trust 2004-J8
6.00%, 02/25/2017 45 46
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 15 16
CHL Mortgage Pass-Through Trust 2003-46
4.31%, 01/19/2034
(h)
413 417
CHL Mortgage Pass-Through Trust 2004-J7
5.00%, 09/25/2019 2 2
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 5
CSFB Mortgage-Backed Pass-Through
Certificates Series 2004-AR4
3.23%, 05/25/2034 84 84
1.00 x 1 Month USD LIBOR + 0.96%
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(d),(h)
16,211 16,383
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(d),(h)
15,068 15,312
JP Morgan Mortgage Trust 2004-A3
4.66%, 07/25/2034
(h)
565 570
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 217 216
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(h)
11,553 11,726
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(d),(h)
9,863 9,999
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(d),(h)
14,274 14,461
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(d),(h)
10,688 10,828
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(d),(h)
12,325 12,487
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(d),(h)
$ 9,915 $ 10,045
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(d),(h)
11,072 11,210
JP Morgan Mortgage Trust 2018-9
4.00%, 02/25/2049
(d),(h)
6,085 6,170
JP Morgan Mortgage Trust 2019-2
4.00%, 08/25/2049
(d),(h)
7,036 7,131
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(d),(h)
19,160 19,429
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(h)
6,867 7,084
PHH Mortgage Trust Series 2008-CIM1
5.22%, 06/25/2038 1,274 1,269
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 204 204
Provident Funding Mortgage Loan Trust 2005-1
2.85%, 05/25/2035 1,157 1,166
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02/25/2048
(d),(h)
19,434 19,700
PSMC 2018-2 Trust
3.50%, 06/25/2048
(d),(h)
17,582 17,879
PSMC 2018-3 Trust
4.00%, 08/25/2048
(d),(h)
16,876 17,262
PSMC 2018-4 Trust
4.00%, 11/25/2048
(d),(h)
16,700 16,924
PSMC 2019-1 Trust
4.00%, 07/25/2049
(d),(h)
14,653 15,006
RALI Series 2003-QS23 Trust
5.00%, 12/26/2018 10 10
RBSSP Resecuritization Trust 2009-7
2.80%, 06/26/2037
(d)
261 259
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(h)
6,892 6,600
Sequoia Mortgage Trust 2013-8
2.25%, 06/25/2043
(h)
3,756 3,713
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(d),(h)
10,675 10,862
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(d),(h)
5,053 5,141
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(d),(h)
9,285 9,424
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(d),(h)
9,703 9,849
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(h)
12,934 13,150
Sequoia Mortgage Trust 2018-6
4.00%, 07/25/2048
(d),(h)
6,546 6,642
Sequoia Mortgage Trust 2018-7
4.00%, 09/25/2048
(d),(h)
7,518 7,661
Sequoia Mortgage Trust 2018-8
4.00%, 11/25/2048
(d),(h)
16,851 17,077
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(d),(h)
6,065 6,113
Sequoia Mortgage Trust 2019-1
4.00%, 02/25/2049
(d),(h)
4,513 4,577
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(d),(h)
21,125 21,449
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(d),(h)
16,047 16,319
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11/25/2048
(d),(h)
5,879 5,972
4.00%, 11/25/2048
(d),(h)
9,597 9,682

Schedule of Investments
Short-Term Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2019-2
Trust
4.00%, 04/25/2049
(d),(h)
$ 18,438 $ 18,818
$ 416,349
Oil & Gas - 1.06%
Chevron Corp
2.90%, 03/03/2024 4,750 4,894
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,174
Phillips 66
3.05%, 04/15/2020
(d)
9,700 9,704
3 Month USD LIBOR + 0.75%
Shell International Finance BV
2.13%, 05/11/2020 11,495 11,482
2.38%, 08/21/2022 11,700 11,763
$ 51,017
Oil & Gas Services - 0.20%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 9,750 9,828
Other Asset Backed Securities - 7.37%
CCG Receivables Trust
2.80%, 09/14/2026
(d)
15,500 15,572
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(d)
2,887 2,890
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(d)
17,267 17,390
Daimler Trucks Retail Trust 2019-1
2.77%, 04/15/2021
(d)
17,250 17,269
Drug Royalty II LP 2
3.48%, 07/15/2023
(d)
972 971
Drug Royalty III LP 1
3.60%, 04/15/2027
(d)
2,132 2,130
3.90%, 10/15/2031
(d)
3,019 3,019
1.00 x 3 Month USD LIBOR + 1.60%
3.98%, 04/15/2027
(d)
1,491 1,495
4.27%, 10/15/2031
(d)
3,666 3,753
4.80%, 04/15/2027
(d)
2,132 2,149
1.00 x 3 Month USD LIBOR + 2.50%
MMAF Equipment Finance LLC 2018-A
2.92%, 07/12/2021
(d)
6,032 6,042
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(d)
12,000 12,065
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(d)
5,797 5,772
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(d)
3,707 3,665
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
11,634 11,927
PFS Financing Corp
1.87%, 10/15/2021
(d)
5,500 5,488
2.40%, 10/17/2022
(d)
11,700 11,692
2.80%, 10/15/2021
(d)
6,800 6,796
1.00 x 1 Month USD LIBOR + 0.47%
2.86%, 04/15/2024
(d)
9,750 9,823
2.93%, 07/15/2022
(d)
19,250 19,281
1.00 x 1 Month USD LIBOR + 0.60%
3.19%, 04/17/2023
(d)
8,750 8,854
3.52%, 10/15/2023
(d)
6,750 6,910
Trafigura Securitisation Finance PLC 2017-1
3.17%, 12/15/2020
(d)
17,500 17,504
1.00 x 1 Month USD LIBOR + 0.85%
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(d)
22,000 22,374
Verizon Owner Trust 2016-1
1.42%, 01/20/2021
(d)
308 308
Verizon Owner Trust 2016-2
1.68%, 05/20/2021
(d)
8,753 8,741
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2017-1
2.06%, 09/20/2021
(d)
$ 5,916 $ 5,910
Verizon Owner Trust 2017-2
1.92%, 12/20/2021
(d)
13,509 13,485
Verizon Owner Trust 2017-3
2.06%, 04/20/2022
(d)
13,200 13,169
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(d)
15,500 15,585
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 20,400 20,720
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,713
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 19,500 19,534
Volvo Financial Equipment LLC Series 2018-1
2.26%, 09/15/2020
(d)
2,664 2,663
2.76%, 10/17/2022
(d)
4,900 4,950
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(d)
12,900 13,070
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
9,054 9,295
$ 355,974
Packaging & Containers - 0.20%
Packaging Corp of America
2.45%, 12/15/2020 9,900 9,894
Pharmaceuticals - 1.51%
AbbVie Inc
2.30%, 05/14/2021 4,800 4,793
2.50%, 05/14/2020 8,414 8,413
Bayer US Finance II LLC
3.50%, 06/25/2021
(d)
4,750 4,816
3.88%, 12/15/2023
(d)
5,800 5,981
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(d)
8,350 8,539
Cigna Corp
3.40%, 09/17/2021
(d)
9,600 9,769
CVS Health Corp
3.13%, 03/09/2020 9,800 9,841
Mead Johnson Nutrition Co
3.00%, 11/15/2020 4,750 4,787
Merck & Co Inc
2.90%, 03/07/2024 5,800 5,979
Pfizer Inc
2.80%, 03/11/2022 9,750 9,920
$ 72,838
Pipelines - 2.32%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,102
Columbia Pipeline Group Inc
3.30%, 06/01/2020 8,528 8,573
Enterprise Products Operating LLC
3.50%, 02/01/2022 19,500 20,011
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(d)
12,550 12,923
Kinder Morgan Inc/DE
3.58%, 01/15/2023 14,500 14,631
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,665
Southeast Supply Header LLC
4.25%, 06/15/2024
(d)
10,900 11,010
TransCanada PipeLines Ltd
4.73%, 05/15/2067 23,657 19,208
3 Month USD LIBOR + 2.21%
$ 112,123
REITs - 1.40%
Alexandria Real Estate Equities Inc
3.90%, 06/15/2023 9,750 10,236

Schedule of Investments
Short-Term Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CubeSmart LP
4.38%, 12/15/2023 $ 4,000 $ 4,233
Healthcare Realty Trust Inc
3.75%, 04/15/2023 12,000 12,309
Hospitality Properties Trust
4.50%, 06/15/2023 4,800 4,946
Omega Healthcare Investors Inc
4.95%, 04/01/2024 4,750 5,031
SBA Tower Trust
2.88%, 07/15/2046
(d)
9,600 9,608
3.17%, 04/09/2047
(d)
9,600 9,661
Welltower Inc
3.75%, 03/15/2023 2,924 3,036
4.95%, 01/15/2021 8,110 8,350
$ 67,410
Retail - 0.93%
Home Depot Inc/The
1.80%, 06/05/2020 11,500 11,458
McDonald's Corp
2.63%, 01/15/2022 7,250 7,313
2.75%, 12/09/2020 8,256 8,304
Walmart Inc
1.75%, 10/09/2019 4,900 4,894
1.90%, 12/15/2020 6,850 6,827
2.85%, 07/08/2024 6,000 6,170
$ 44,966
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(j)
1,200 13
Semiconductors - 0.91%
Broadcom Corp / Broadcom Cayman Finance Ltd
2.38%, 01/15/2020 14,400 14,380
Broadcom Inc
3.13%, 04/15/2021
(d)
9,750 9,804
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,196
QUALCOMM Inc
2.60%, 01/30/2023 9,750 9,787
$ 44,167
Software - 0.84%
Microsoft Corp
1.10%, 08/08/2019 4,750 4,749
1.85%, 02/12/2020 14,600 14,567
Oracle Corp
1.90%, 09/15/2021 4,800 4,764
2.25%, 10/08/2019 4,750 4,749
VMware Inc
2.95%, 08/21/2022 11,750 11,838
$ 40,667
Student Loan Asset Backed Securities - 5.80%
AccessLex Institute
3.26%, 07/01/2038 403 402
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 3 Month + 1.20%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
11,367 11,632
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
12,616 13,048
KeyCorp Student Loan Trust 2000-A
2.84%, 05/25/2029 1,781 1,774
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
2.59%, 07/25/2029 11,252 11,128
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
2.81%, 01/25/2037 17,812 17,496
1.00 x 3 Month USD LIBOR + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
$ 12,250 $ 12,232
Navient Private Education Loan Trust 2014-CT
3.03%, 09/16/2024
(d)
2,330 2,333
1.00 x 1 Month USD LIBOR + 0.70%
Navient Private Education Loan Trust 2017-A
2.72%, 12/16/2058
(d)
1,767 1,767
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Loan Trust 2018-B
2.68%, 12/15/2059
(d)
3,834 3,832
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2018-A
2.53%, 02/18/2042
(d)
6,291 6,286
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06/16/2042
(d)
5,959 5,989
Navient Private Education Refi Loan Trust
2018-D
2.69%, 12/15/2059
(d)
7,375 7,362
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01/15/2043
(d)
4,019 4,044
3.42%, 01/15/2043
(d)
4,900 5,054
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(d)
21,071 21,190
Navient Private Education Refi Loan Trust
2019-D
2.77%, 12/15/2059
(d)
14,750 14,751
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(d),(i)
11,750 11,738
Navient Student Loan Trust 2018-EA
3.43%, 12/15/2059
(d)
18,118 18,288
Navient Student Loan Trust 2019-B
2.72%, 12/15/2059
(d)
7,797 7,798
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2002-A
2.96%, 12/16/2030 5,636 5,630
1.00 x 3 Month USD LIBOR + 0.55%
SLM Private Credit Student Loan Trust 2004-A
2.81%, 06/15/2033 1,389 1,371
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
2.74%, 03/15/2024 13,746 13,687
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
2.70%, 06/15/2039 26,135 25,407
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
2.61%, 12/15/2039 15,079 14,769
1.00 x 3 Month USD LIBOR + 0.20%
SLM Private Education Loan Trust 2013-B
1.85%, 06/17/2030
(d)
1,042 1,042
SMB Private Education Loan Trust 2017-B
2.59%, 06/17/2024
(d)
979 979
1.00 x 1 Month USD LIBOR + 0.27%
SMB Private Education Loan Trust 2018-A
2.68%, 03/16/2026
(d)
7,500 7,502
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2018-B
2.64%, 12/16/2024
(d)
4,474 4,474
1.00 x 1 Month USD LIBOR + 0.32%
SMB Private Education Loan Trust 2018-C
2.63%, 09/15/2025
(d)
4,873 4,873
1.00 x 1 Month USD LIBOR + 0.30%

Schedule of Investments
Short-Term Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2019-A
2.68%, 02/16/2026
(d)
$ 7,251 $ 7,253
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
2.75%, 07/15/2026
(d)
14,750 14,751
1.00 x 1 Month USD LIBOR + 0.35%
$ 279,882
Telecommunications - 2.03%
AT&T Inc
2.80%, 02/17/2021 11,000 11,065
3.42%, 02/15/2023 6,750 6,679
3 Month USD LIBOR + 0.89%
3.60%, 02/17/2023
(f)
4,800 4,971
Cisco Systems Inc
2.20%, 02/28/2021 4,750 4,757
Crown Castle Towers LLC
3.22%, 05/15/2022
(d)
11,430 11,523
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(d)
14,766 14,810
4.74%, 03/20/2025
(d)
28,050 29,488
Verizon Communications Inc
3.07%, 05/22/2020 4,800 4,815
3 Month USD LIBOR + 0.55%
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,151
$ 98,259
Transportation - 0.26%
Ryder System Inc
2.25%, 09/01/2021 4,800 4,780
3.75%, 06/09/2023 7,300 7,601
$ 12,381
Trucking & Leasing - 0.21%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 10,112
TOTAL BONDS $ 4,784,044
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.67%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
4.49%, 11/01/2021 $ 1 $ 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.12%
4.77%, 09/01/2035 42 44
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 54 55
$ 100
Federal National Mortgage Association (FNMA) - 0.01%
4.32%, 10/01/2035 119 124
1.00 x 12 Month USD LIBOR + 1.57%
4.40%, 07/01/2034 69 72
1.00 x 12 Month USD LIBOR + 1.65%
4.42%, 08/01/2034 31 33
1.00 x 12 Month USD LIBOR + 1.63%
4.43%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
4.54%, 07/01/2034 15 16
1.00 x 12 Month USD LIBOR + 1.66%
4.61%, 02/01/2037 71 74
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.10%
4.70%, 11/01/2035 2 2
1.00 x Cost of funds for the 11th District of
San Francisco + 1.26%
4.77%, 12/01/2032 14 14
1.00 x 12 Month USD LIBOR + 1.64%
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
4.79%, 11/01/2032 $ 25 $ 27
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.84%, 02/01/2035 15 16
1.00 x 6 Month USD LIBOR + 2.07%
4.87%, 01/01/2035 34 35
1.00 x 12 Month USD LIBOR + 1.75%
$ 414
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029 3 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 0.66%
1.63%, 05/15/2026 12,100 11,864
2.63%, 05/15/2021 19,500 19,732
$ 31,596
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 32,114
Total Investments $ 4,844,606
Other Assets and Liabilities -  (0.31)% (14,808)
TOTAL NET ASSETS - 100.00% $ 4,829,798
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $12,618 or 0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,697,560 or 35.15% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Security is an Interest Only Strip.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security purchased on a when-issued basis.
(j) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.87%
Asset Backed Securities 23.92%
Government 12.82%
Mortgage Securities 9.40%
Consumer, Non-cyclical 5.70%
Utilities 5.66%
Industrial 4.16%
Energy 3.58%
Consumer, Cyclical 3.22%
Communications 2.62%
Technology 2.45%
Basic Materials 1.32%
Money Market Funds 0.59%
Other Assets and Liabilities
(0.31)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Short-Term Income Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 80,165 $ 1,214,621 $ 1,278,956 $ 15,830
$ 80,165 $ 1,214,621 $ 1,278,956 $ 15,830
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 891 $ — $ — $ —
$ 891 $ — $ — $ —
Amounts in thousands

Schedule of Investments
SmallCap Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.37% Shares Held Value (000's)
Money Market Funds - 6.37%
BlackRock Liquidity FedFund 2.21%
(a),(b)
5,677,005 $ 5,677
Principal Government Money Market Fund
2.18%
(a),(b),(c)
38,004,224 38,004
$ 43,681
TOTAL INVESTMENT COMPANIES $ 43,681
COMMON STOCKS - 95.62% Shares Held Value (000's)
Aerospace & Defense - 1.32%
Aerojet Rocketdyne Holdings Inc
( d)
212,800 9,091
Agriculture - 1.21%
Darling Ingredients Inc
( d)
409,800 8,331
Automobile Parts & Equipment - 0.83%
Modine Manufacturing Co
( d)
170,700 2,342
Visteon Corp
( d)
50,700 3,340
$ 5,682
Banks - 8.40%
Atlantic Union Bankshares Corp 139,350 5,300
BancFirst Corp 37,500 2,188
Cathay General Bancorp 241,300 8,981
First Interstate BancSystem Inc 111,800 4,475
First Merchants Corp 115,000 4,532
Flagstar Bancorp Inc 130,800 4,510
Franklin Financial Network Inc 67,470 1,990
Great Western Bancorp Inc 147,400 4,985
IBERIABANK Corp 126,000 9,900
Independent Bank Corp/MI 79,200 1,722
Lakeland Bancorp Inc 83,820 1,373
United Community Banks Inc/GA 267,850 7,687
$ 57,643
Biotechnology - 3.85%
Acceleron Pharma Inc
( d)
66,760 2,915
Allogene Therapeutics Inc
( d),(e)
79,000 2,449
Bluebird Bio Inc
( d)
22,100 2,900
Denali Therapeutics Inc
( d)
120,300 2,568
DNIB Unwind Inc - Warrants
( d),(f),(g)
17,472 —
FibroGen Inc
( d)
74,600 3,526
Insmed Inc
( d)
126,600 2,779
MacroGenics Inc
( d)
116,200 1,672
Magenta Therapeutics Inc
( d),(e)
129,900 1,755
Precision BioSciences Inc
( d),(e)
109,300 1,407
Seattle Genetics Inc
( d)
42,756 3,237
Spark Therapeutics Inc
( d)
12,160 1,216
$ 26,424
Chemicals - 0.76%
Cabot Corp 116,400 5,205
Commercial Services - 7.07%
AMN Healthcare Services Inc
( d)
177,800 9,491
Brink's Co/The 92,100 8,304
HMS Holdings Corp
( d)
268,300 9,364
ICF International Inc 86,200 7,343
K12 Inc
( d)
205,200 6,125
Korn Ferry 89,600 3,519
Medifast Inc 39,050 4,360
$ 48,506
Computers - 4.29%
CACI International Inc
( d)
49,000 10,543
ExlService Holdings Inc
( d)
84,500 5,813
Perspecta Inc 306,100 7,141
PlayAGS Inc
( d)
247,500 4,643
Tenable Holdings Inc
( d)
52,118 1,306
$ 29,446
Consumer Products - 0.62%
Central Garden & Pet Co - A Shares
( d)
155,380 4,281
Diversified Financial Services - 3.34%
Hamilton Lane Inc 88,490 5,194
LPL Financial Holdings Inc 43,800 3,674
Piper Jaffray Cos 66,440 5,136
Stifel Financial Corp 149,211 8,924
$ 22,928
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 2.86%
PNM Resources Inc 191,580 $ 9,516
Portland General Electric Co 184,200 10,103
$ 19,619
Electrical Components & Equipment - 1.10%
EnerSys 94,000 6,403
nLight Inc
( d)
71,664 1,178
$ 7,581
Electronics - 2.79%
Advanced Energy Industries Inc
( d)
109,400 6,389
SYNNEX Corp 80,300 7,913
Vishay Intertechnology Inc 285,550 4,854
$ 19,156
Engineering & Construction - 2.73%
BrightView Holdings Inc
( d)
262,300 5,183
MasTec Inc
( d)
196,000 10,059
Tutor Perini Corp
( d)
268,700 3,509
$ 18,751
Entertainment - 2.52%
Eldorado Resorts Inc
( d),(e)
190,200 8,582
Golden Entertainment Inc
( d)
170,990 2,397
Vail Resorts Inc 25,700 6,336
$ 17,315
Environmental Control - 2.33%
Advanced Disposal Services Inc
( d)
240,400 7,782
Energy Recovery Inc
( d)
165,460 1,817
Tetra Tech Inc 80,400 6,367
$ 15,966
Forest Products & Paper - 0.19%
PH Glatfelter Co 77,900 1,271
Gas - 1.44%
Southwest Gas Holdings Inc 111,290 9,895
Healthcare - Products - 1.58%
Adaptive Biotechnologies Corp
( d)
32,500 1,253
Nevro Corp
( d)
83,800 5,603
RA Medical Systems Inc
( d),(e)
226,500 641
STAAR Surgical Co
( d)
115,400 3,382
$ 10,879
Healthcare - Services - 4.93%
Addus HomeCare Corp
( d)
69,900 5,633
Encompass Health Corp 120,100 7,667
Natera Inc
( d)
151,200 4,170
Syneos Health Inc
( d)
214,100 10,939
Teladoc Health Inc
( d)
79,700 5,439
$ 33,848
Holding Companies - Diversified - 0.55%
Capitol Investment Corp IV
( d)
420,100 3,802
Home Builders - 1.13%
William Lyon Homes
( d)
393,160 7,722
Insurance - 4.23%
Hanover Insurance Group Inc/The 66,000 8,561
Kemper Corp 94,470 8,315
MGIC Investment Corp 550,400 7,073
National General Holdings Corp 206,800 5,114
$ 29,063
Internet - 1.18%
Anaplan Inc
( d)
37,100 2,113
Eventbrite Inc
( d),(e)
186,000 3,290
Revolve Group Inc
( d),(e)
79,192 2,730
$ 8,133
Iron & Steel - 0.82%
Cleveland-Cliffs Inc
( e)
527,800 5,626
Leisure Products & Services - 2.10%
OneSpaWorld Holdings Ltd
( d)
319,800 5,008
Planet Fitness Inc
( d)
119,300 9,384
$ 14,392
Lodging - 1.07%
Extended Stay America Inc 440,750 7,369

Schedule of Investments
SmallCap Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1.37%
Altra Industrial Motion Corp 194,016 $ 5,574
Columbus McKinnon Corp/NY 98,953 3,804
$ 9,378
Media - 0.68%
World Wrestling Entertainment Inc 64,000 4,658
Metal Fabrication & Hardware - 0.91%
Rexnord Corp
( d)
212,972 6,238
Mining - 0.22%
Alcoa Corp
( d)
67,390 1,516
Miscellaneous Manufacturers - 1.26%
Hillenbrand Inc 184,300 6,209
Trinseo SA 62,710 2,434
$ 8,643
Oil & Gas - 2.09%
Carrizo Oil & Gas Inc
( d)
257,100 2,450
Delek US Holdings Inc 82,100 3,537
PDC Energy Inc
( d)
84,500 2,428
Ring Energy Inc
( d)
495,600 1,214
Talos Energy Inc
( d)
103,700 2,134
Whiting Petroleum Corp
( d),(e)
144,400 2,553
$ 14,316
Oil & Gas Services - 0.83%
McDermott International Inc
( d)
308,300 1,979
Select Energy Services Inc
( d)
365,300 3,715
$ 5,694
Packaging & Containers - 0.80%
Graphic Packaging Holding Co 370,000 5,498
Pharmaceuticals - 1.88%
Bellicum Pharmaceuticals Inc
( d)
205,300 296
Clovis Oncology Inc
( d)
39,920 421
DexCom Inc
( d)
10,700 1,678
Horizon Therapeutics Plc
( d)
260,000 6,471
Neurocrine Biosciences Inc
( d)
10,900 1,051
Revance Therapeutics Inc
( d)
235,500 2,963
$ 12,880
REITs - 8.02%
Agree Realty Corp 142,100 9,499
Brandywine Realty Trust 514,000 7,582
Cousins Properties Inc 214,801 7,557
First Industrial Realty Trust Inc 305,040 11,649
Ladder Capital Corp 325,300 5,475
Pebblebrook Hotel Trust 355,736 9,957
Two Harbors Investment Corp 247,860 3,336
$ 55,055
Retail - 3.88%
BJ's Wholesale Club Holdings Inc
( d)
313,751 7,392
Caleres Inc 266,230 5,000
Carvana Co
( d)
116,700 7,417
Ruth's Hospitality Group Inc 155,800 3,470
World Fuel Services Corp 85,000 3,318
$ 26,597
Savings & Loans - 0.26%
Berkshire Hills Bancorp Inc 54,600 1,791
Semiconductors - 1.79%
Aquantia Corp
( d)
121,500 1,595
Entegris Inc 245,170 10,668
$ 12,263
Software - 5.32%
Alteryx Inc
( d)
22,900 2,692
Aspen Technology Inc
( d)
63,600 8,387
Ceridian HCM Holding Inc
( d)
46,125 2,459
Manhattan Associates Inc
( d)
125,100 10,632
Pluralsight Inc
( d)
73,300 2,250
Smartsheet Inc
( d)
64,081 3,198
SolarWinds Corp
( d)
384,403 6,888
$ 36,506
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.07%
Plantronics Inc 159,750 $ 6,134
Switch Inc
( e)
88,400 1,200
$ 7,334
TOTAL COMMON STOCKS $ 656,292
Total Investments $ 699,973
Other Assets and Liabilities -  (1.99)% (13,646)
TOTAL NET ASSETS - 100.00% $ 686,327
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $15,647 or 2.28 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 24.25%
Consumer, Non-cyclical 21.14%
Industrial 14.61%
Consumer, Cyclical 11.53%
Technology 11.40%
Money Market Funds 6.37%
Utilities 4.30%
Communications 2.93%
Energy 2.92%
Basic Materials 1.99%
Diversified 0.55%
Other Assets and Liabilities
(1.99)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 15,877 $ 189,188 $ 167,061 $ 38,004
$ 15,877 $ 189,188 $ 167,061 $ 38,004
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 274 $ — $ — $ —
$ 274 $ — $ — $ —
Amounts in thousands

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.27% Shares Held Value (000's)
Money Market Funds - 7.21%
BlackRock Liquidity FedFund 2.21%
(a),(b)
18,196,521 $ 18,197
Principal Government Money Market Fund
2.18%
(a),(b),(c)
122,700,870 122,700
$ 140,897
Principal Exchange-Traded Funds - 0.06%
Principal Healthcare Innovators Index ETF
(c)
7,680 261
Principal U.S. Small-Cap Multi-Factor Index
ETF
(c)
27,757 887
$ 1,148
TOTAL INVESTMENT COMPANIES $ 142,045
COMMON STOCKS - 95.53% Shares Held Value (000's)
Advertising - 0.40%
Boston Omaha Corp
(d),(e)
1,537 32
Clear Channel Outdoor Holdings Inc
(d)
2,706 8
Fluent Inc
(d)
8,319 43
MDC Partners Inc
(d)
11,164 28
National CineMedia Inc 2,512 18
Telaria Inc
(d)
8,990 73
Trade Desk Inc/The
(d)
28,540 7,515
$ 7,717
Aerospace & Defense - 1.03%
Aerojet Rocketdyne Holdings Inc
(d)
6,612 283
AeroVironment Inc
(d)
2,734 150
Astronics Corp
(d)
4,258 157
Barnes Group Inc 2,217 115
Ducommun Inc
(d)
407 17
HEICO Corp 67,110 9,177
Kaman Corp 550 35
Kratos Defense & Security Solutions Inc
(d)
391,405 9,648
Moog Inc 5,456 445
National Presto Industries Inc 156 14
Triumph Group Inc 1,702 41
Wesco Aircraft Holdings Inc
(d)
2,684 28
$ 20,110
Agriculture - 0.02%
22nd Century Group Inc
(d)
21,965 35
Limoneira Co 1,284 25
Turning Point Brands Inc
(e)
1,604 60
Vector Group Ltd 22,323 258
$ 378
Airlines - 0.23%
Allegiant Travel Co 2,682 402
Mesa Air Group Inc
(d)
2,152 22
Spirit Airlines Inc
(d)
93,539 3,969
$ 4,393
Apparel - 0.36%
Crocs Inc
(d)
8,247 188
Deckers Outdoor Corp
(d)
5,333 833
Kontoor Brands Inc 4,102 120
Oxford Industries Inc 1,958 143
Steven Madden Ltd 156,949 5,417
Superior Group of Cos Inc 871 15
Wolverine World Wide Inc 9,633 262
$ 6,978
Automobile Manufacturers - 0.00%
Blue Bird Corp
(d)
1,728 36
REV Group Inc 1,008 15
$ 51
Automobile Parts & Equipment - 0.06%
Dorman Products Inc
(d)
5,295 381
Douglas Dynamics Inc 3,966 163
Gentherm Inc
(d)
4,341 177
Meritor Inc
(d)
14,258 353
Miller Industries Inc/TN 410 13
Spartan Motors Inc 4,676 56
Standard Motor Products Inc 2,294 105
$ 1,248
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 2.48%
Ameris Bancorp 1,510 $ 60
Atlantic Capital Bancshares Inc
(d)
371 7
Atlantic Union Bankshares Corp 59,440 2,261
Bank of NT Butterfield & Son Ltd/The 3,983 125
Bank7 Corp
(d)
182 3
Baycom Corp
(d)
749 17
Cadence BanCorp 501,207 8,590
Cambridge Bancorp 219 17
CenterState Bank Corp 138,400 3,366
Central Pacific Financial Corp 475 14
Century Bancorp Inc/MA 103 9
City Holding Co 700 54
CNB Financial Corp/PA 214 6
Coastal Financial Corp/WA
(d)
986 16
ConnectOne Bancorp Inc 1,620 37
Eagle Bancorp Inc 902 36
Esquire Financial Holdings Inc
(d)
535 14
FB Financial Corp 1,439 55
Fidelity D&D Bancorp Inc 228 15
First Financial Bankshares Inc 16,768 549
First Foundation Inc 2,368 36
Glacier Bancorp Inc 1,577 66
Hanmi Financial Corp 672 14
HarborOne Bancorp Inc
(d)
1,230 24
Heritage Commerce Corp 1,005 12
Independent Bank Corp 432 34
Independent Bank Corp/MI 1,218 27
Independent Bank Group Inc 2,085 118
Investar Holding Corp 612 15
Kearny Financial Corp/MD 3,431 46
Lakeland Financial Corp 3,805 175
LegacyTexas Financial Group Inc 4,070 174
Midland States Bancorp Inc 450 12
National Bank Holdings Corp 2,513 91
Northeast Bank 229 5
Oak Valley Bancorp 175 3
PCSB Financial Corp 422 8
People's Utah Bancorp 286 9
Pinnacle Financial Partners Inc 14,960 909
Preferred Bank/Los Angeles CA 830 45
Prosperity Bancshares Inc 118,242 8,205
Provident Bancorp Inc
(d)
75 2
Reliant Bancorp Inc
(e)
242 6
Seacoast Banking Corp of Florida
(d)
1,084 29
ServisFirst Bancshares Inc 7,587 258
Stock Yards Bancorp Inc 750 29
TriState Capital Holdings Inc
(d)
1,174 25
Triumph Bancorp Inc
(d)
2,051 64
Union Bankshares Inc/Morrisville VT 217 7
United Community Banks Inc/GA 2,341 67
Unity Bancorp Inc 222 5
Veritex Holdings Inc 2,005 51
Walker & Dunlop Inc 1,155 67
Webster Financial Corp 170,058 8,673
West Bancorporation Inc 719 15
Westamerica Bancorporation
(e)
1,354 87
Western Alliance Bancorp 153,065 7,568
Wintrust Financial Corp 85,300 6,102
$ 48,334
Beverages - 0.05%
Boston Beer Co Inc/The
(d)
1,071 420
Celsius Holdings Inc
(d)
5,496 28
Coca-Cola Consolidated Inc 599 176
Craft Brew Alliance Inc
(d)
583 9
MGP Ingredients Inc 2,281 114
National Beverage Corp
(e)
2,289 100
Primo Water Corp
(d)
6,252 92
$ 939

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 7.59%
ACADIA Pharmaceuticals Inc
(d)
17,856 $ 439
Acceleron Pharma Inc
(d)
56,588 2,470
ADMA Biologics Inc
(d),(e)
4,216 15
Aduro Biotech Inc
(d)
10,033 13
Adverum Biotechnologies Inc
(d)
8,996 121
Affimed NV
(d)
8,523 26
Agenus Inc
(d)
17,731 43
AgeX Therapeutics Inc
(d),(e)
3,896 11
Albireo Pharma Inc
(d)
1,742 45
Alder Biopharmaceuticals Inc
(d)
12,357 125
Aldeyra Therapeutics Inc
(d)
2,750 15
Allakos Inc
(d),(e)
85,558 2,975
Allogene Therapeutics Inc
(d),(e)
106,727 3,309
Amicus Therapeutics Inc
(d)
39,253 487
AnaptysBio Inc
(d)
21,545 1,157
Anavex Life Sciences Corp
(d)
7,318 19
ANI Pharmaceuticals Inc
(d)
1,688 143
Apellis Pharmaceuticals Inc
(d)
8,184 229
Arena Pharmaceuticals Inc
(d)
151,454 9,493
ArQule Inc
(d)
285,915 2,885
Arrowhead Pharmaceuticals Inc
(d)
15,823 460
Assembly Biosciences Inc
(d)
83,191 1,040
Atara Biotherapeutics Inc
(d)
7,513 107
Athersys Inc
(d)
23,278 32
Audentes Therapeutics Inc
(d)
7,425 289
Avid Bioservices Inc
(d)
8,786 57
Avrobio Inc
(d)
130,247 2,764
BeiGene Ltd ADR
(d)
25,970 3,567
BioCryst Pharmaceuticals Inc
(d)
15,822 50
Biohaven Pharmaceutical Holding Co Ltd
(d)
313,333 13,486
Blueprint Medicines Corp
(d)
119,258 11,943
Calithera Biosciences Inc
(d)
850 4
Calyxt Inc
(d)
1,586 15
Cambrex Corp
(d)
3,430 150
Cara Therapeutics Inc
(d)
4,944 118
CASI Pharmaceuticals Inc
(d),(e)
8,246 26
CEL-SCI Corp
(d),(e)
4,291 31
ChemoCentryx Inc
(d)
6,898 55
ChromaDex Corp
(d),(e)
9,421 44
Constellation Pharmaceuticals Inc
(d)
2,410 22
Cortexyme Inc
(d),(e)
465 16
Crinetics Pharmaceuticals Inc
(d),(e)
1,860 38
Cue Biopharma Inc
(d)
3,151 26
Cymabay Therapeutics Inc
(d)
12,721 79
CytomX Therapeutics Inc
(d)
7,626 79
Deciphera Pharmaceuticals Inc
(d)
72,278 1,597
Denali Therapeutics Inc
(d)
8,119 173
Dicerna Pharmaceuticals Inc
(d)
175,683 2,395
Dynavax Technologies Corp
(d),(e)
9,552 26
Editas Medicine Inc
(d),(e)
8,405 212
Eidos Therapeutics Inc
(d),(e)
1,871 61
Eiger BioPharmaceuticals Inc
(d)
4,264 47
Emergent BioSolutions Inc
(d)
7,728 341
Epizyme Inc
(d)
9,614 127
Esperion Therapeutics Inc
(d)
4,217 167
Evelo Biosciences Inc
(d),(e)
494 3
Evolus Inc
(d),(e)
2,493 44
Exact Sciences Corp
(d)
27,443 3,159
Fate Therapeutics Inc
(d)
8,865 195
FibroGen Inc
(d)
11,813 558
Forty Seven Inc
(d)
2,813 25
GlycoMimetics Inc
(d)
211,488 1,952
Gossamer Bio Inc
(d)
120,122 2,385
Guardant Health Inc
(d)
66,548 6,255
Halozyme Therapeutics Inc
(d)
24,261 412
Homology Medicines Inc
(d)
4,110 73
ImmunoGen Inc
(d)
14,535 33
Immunomedics Inc
(d)
26,877 396
Innoviva Inc
(d)
14,071 167
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Inovio Pharmaceuticals Inc
(d)
15,548 $ 43
Insmed Inc
(d)
174,344 3,827
Intercept Pharmaceuticals Inc
(d),(e)
30,885 1,941
Intrexon Corp
(d),(e)
3,135 25
Iovance Biotherapeutics Inc
(d)
234,323 5,762
Karyopharm Therapeutics Inc
(d),(e)
280,285 2,469
Kezar Life Sciences Inc
(d)
108 1
Kindred Biosciences Inc
(d)
6,269 43
Kiniksa Pharmaceuticals Ltd
(d)
2,236 26
Krystal Biotech Inc
(d),(e)
1,476 71
Lexicon Pharmaceuticals Inc
(d),(e)
6,973 9
Ligand Pharmaceuticals Inc
(d)
513 47
LogicBio Therapeutics Inc
(d)
1,423 18
MacroGenics Inc
(d)
3,774 54
Magenta Therapeutics Inc
(d)
3,292 44
Marker Therapeutics Inc
(d),(e)
4,619 21
Medicines Co/The
(d)
3,945 141
MEI Pharma Inc
(d)
11,617 20
MeiraGTx Holdings plc
(d)
2,634 72
Molecular Templates Inc
(d)
1,846 12
Mustang Bio Inc
(d)
4,745 14
Myriad Genetics Inc
(d)
1,513 44
NeoGenomics Inc
(d)
764,115 18,622
NextCure Inc
(d)
122,126 2,683
NGM Biopharmaceuticals Inc
(d)
889 13
Novavax Inc
(d),(e)
1,431 6
NuCana PLC ADR
(d),(e)
92,043 793
Omeros Corp
(d),(e)
8,418 131
Oncocyte Corp
(d)
3,935 7
Oncternal Therapeutics Inc
(d),(f),(g)
139 —
Organogenesis Holdings Inc
(d),(e)
1,930 10
Pacific Biosciences of California Inc
(d)
23,593 127
Palatin Technologies Inc
(d)
36,366 33
Pfenex Inc
(d)
5,086 30
Pieris Pharmaceuticals Inc
(d)
8,423 46
Precision BioSciences Inc
(d),(e)
1,559 20
PTC Therapeutics Inc
(d)
78,687 3,790
Puma Biotechnology Inc
(d)
5,249 51
Radius Health Inc
(d)
125,846 2,701
REGENXBIO Inc
(d)
5,651 251
Replimune Group Inc
(d)
132,149 1,642
resTORbio Inc
(d),(e)
691 8
Retrophin Inc
(d)
7,013 139
Rigel Pharmaceuticals Inc
(d)
25,772 59
Rocket Pharmaceuticals Inc
(d)
5,032 61
Rubius Therapeutics Inc
(d),(e)
174,125 2,316
Sage Therapeutics Inc
(d)
18,236 2,924
Sangamo Therapeutics Inc
(d)
13,766 165
Savara Inc
(d)
5,493 14
Scholar Rock Holding Corp
(d),(e)
2,824 35
Solid Biosciences Inc
(d),(e)
308 2
Sorrento Therapeutics Inc
(d),(e)
19,933 54
Spark Therapeutics Inc
(d)
5,819 582
Stemline Therapeutics Inc
(d)
6,781 90
Syndax Pharmaceuticals Inc
(d)
3,657 35
Synthorx Inc
(d)
1,119 18
Theravance Biopharma Inc
(d),(e)
8,019 167
Tobira Therapeutics Inc - Rights
(d),(f),(g)
1,559 2
Tocagen Inc
(d)
3,616 19
Translate Bio Inc
(d)
4,969 40
TransMedics Group Inc
(d),(e)
38,401 911
Twist Bioscience Corp
(d)
105,915 3,571
Tyme Technologies Inc
(d),(e)
10,815 12
Ultragenyx Pharmaceutical Inc
(d)
100,195 6,038
UNITY Biotechnology Inc
(d)
3,214 23
VBI Vaccines Inc
(d)
13,313 10
Veracyte Inc
(d)
7,887 224
Vericel Corp
(d)
148,887 2,846
Viking Therapeutics Inc
(d),(e)
1,179 9

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
WaVe Life Sciences Ltd
(d)
3,139 $ 67
X4 Pharmaceuticals Inc
(d),(e)
1,186 14
XBiotech Inc
(d)
2,845 20
Y-mAbs Therapeutics Inc
(d)
117,635 2,632
ZIOPHARM Oncology Inc
(d),(e)
27,205 189
$ 148,277
Building Materials - 1.33%
AAON Inc 5,284 268
American Woodmark Corp
(d)
3,390 288
Apogee Enterprises Inc 5,286 214
Armstrong World Industries Inc 85,949 8,398
Boise Cascade Co 2,977 80
Builders FirstSource Inc
(d)
22,474 386
Continental Building Products Inc
(d)
5,359 132
JELD-WEN Holding Inc
(d)
7,749 170
Louisiana-Pacific Corp 4,328 113
Masonite International Corp
(d)
5,270 281
Patrick Industries Inc
(d)
1,928 88
PGT Innovations Inc
(d)
5,028 81
Simpson Manufacturing Co Inc 8,649 534
SPX Corp
(d)
8,103 283
Summit Materials Inc
(d)
2,647 49
Trex Co Inc
(d)
172,502 14,102
Universal Forest Products Inc 10,850 439
US Concrete Inc
(d)
2,778 131
$ 26,037
Chemicals - 1.09%
A. Schulman Inc.
(d),(g)
5,668 2
Balchem Corp 5,776 593
Codexis Inc
(d)
6,802 125
Ferro Corp
(d)
8,556 126
GCP Applied Technologies Inc
(d)
6,963 153
HB Fuller Co 4,908 235
Ingevity Corp
(d)
116,816 11,511
Innospec Inc 45,582 4,256
Koppers Holdings Inc
(d)
2,374 65
Kraton Corp
(d)
1,233 38
Materion Corp 1,924 120
OMNOVA Solutions Inc
(d)
8,013 80
Orion Engineered Carbons SA 5,158 100
PolyOne Corp 13,697 449
PQ Group Holdings Inc
(d)
139,779 2,179
Quaker Chemical Corp 2,415 453
Rogers Corp
(d)
3,429 544
Sensient Technologies Corp 2,870 196
Stepan Co 792 78
Tronox Holdings PLC 5,684 63
Valhi Inc 792 2
$ 21,368
Coal - 0.00%
Advanced Emissions Solutions Inc 2,964 38
Commercial Services - 8.29%
2U Inc
(d),(e)
102,094 1,307
Aaron's Inc 11,317 714
AMN Healthcare Services Inc
(d)
8,694 464
ASGN Inc
(d)
8,784 554
Avalara Inc
(d)
110,120 8,973
Avis Budget Group Inc
(d)
7,615 277
Barrett Business Services Inc 1,292 113
BG Staffing Inc 1,094 18
Bright Horizons Family Solutions Inc
(d)
228,169 34,698
Brink's Co/The 6,425 579
Cardtronics PLC
(d)
3,955 113
Care.com Inc
(d)
3,887 43
Career Education Corp
(d)
15,394 292
Cass Information Systems Inc 2,693 137
Chegg Inc
(d)
849,323 38,151
Cimpress NV
(d)
2,817 272
CorVel Corp
(d)
1,660 141
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
CRA International Inc 492 $ 21
Cross Country Healthcare Inc
(d)
2,160 20
EVERTEC Inc 13,645 437
Evo Payments Inc
(d)
504,524 15,701
Forrester Research Inc 1,921 91
Franklin Covey Co
(d)
1,792 65
FTI Consulting Inc
(d)
1,414 148
Grand Canyon Education Inc
(d)
69,323 7,540
Green Dot Corp
(d)
74,556 3,779
Hackett Group Inc/The 4,671 77
Harsco Corp
(d)
108,724 2,550
Healthcare Services Group Inc 14,860 355
HealthEquity Inc
(d)
53,806 4,411
Heidrick & Struggles International Inc 582 17
Herc Holdings Inc
(d)
251 11
HMS Holdings Corp
(d)
16,221 566
Huron Consulting Group Inc
(d)
355 22
I3 Verticals Inc
(d)
1,998 57
ICF International Inc 2,940 250
Insperity Inc 47,596 5,062
K12 Inc
(d)
2,874 86
Kforce Inc 4,022 137
Korn Ferry 11,248 442
Medifast Inc 2,285 255
Monro Inc 4,201 354
National Research Corp 2,248 152
PRGX Global Inc
(d)
5,085 29
Rent-A-Center Inc/TX
(d)
10,905 295
Resources Connection Inc 2,074 37
Rosetta Stone Inc
(d)
956 22
ShotSpotter Inc
(d)
1,521 57
Sotheby's
(d)
4,071 243
Strategic Education Inc 71,861 12,791
TriNet Group Inc
(d)
115,120 8,466
Viad Corp 4,505 311
WEX Inc
(d)
46,767 10,198
Willdan Group Inc
(d)
1,803 63
$ 161,964
Computers - 5.65%
Agilysys Inc
(d)
3,657 90
Carbon Black Inc
(d)
9,781 182
Carbonite Inc
(d)
6,111 110
Cray Inc
(d)
140,719 4,875
Cubic Corp 684 45
Diebold Nixdorf Inc
(d)
6,938 96
ExlService Holdings Inc
(d)
7,125 490
ForeScout Technologies Inc
(d)
184,512 6,893
Genpact Ltd 516,547 20,497
Insight Enterprises Inc
(d)
3,158 174
Lumentum Holdings Inc
(d)
49,126 2,782
MAXIMUS Inc 40,766 2,996
Mercury Systems Inc
(d)
283,710 23,128
Mitek Systems Inc
(d)
7,597 76
MTS Systems Corp 1,936 112
OneSpan Inc
(d)
4,285 63
PAR Technology Corp
(d),(e)
1,992 52
Parsons Corp
(d)
2,395 88
Perspecta Inc 1,390 32
PlayAGS Inc
(d)
127,814 2,398
Presidio Inc 2,375 33
Pure Storage Inc
(d)
88,500 1,340
Qualys Inc
(d)
6,929 600
Rapid7 Inc
(d)
351,632 21,327
Rimini Street Inc
(d)
6,083 30
Science Applications International Corp 11,262 961
SecureWorks Corp
(d),(e)
650 8
Tenable Holdings Inc
(d)
117,039 2,933
TTEC Holdings Inc 2,778 130
Unisys Corp
(d)
6,980 86

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
USA Technologies Inc
(d),(e)
228,101 $ 1,501
Varonis Systems Inc
(d)
117,563 8,454
Virtusa Corp
(d)
3,700 165
Vocera Communications Inc
(d),(e)
292,240 7,502
$ 110,249
Consumer Products - 0.05%
Helen of Troy Ltd
(d)
4,729 701
WD-40 Co 1,764 320
$ 1,021
Cosmetics & Personal Care - 0.02%
elf Beauty Inc
(d)
1,191 20
Inter Parfums Inc 3,425 237
Revlon Inc
(d),(e)
1,119 22
$ 279
Distribution & Wholesale - 2.41%
Core-Mark Holding Co Inc 9,436 353
EVI Industries Inc
(e)
826 29
H&E Equipment Services Inc 296,431 9,074
IAA Inc
(d)
211,912 9,907
Pool Corp 45,750 8,664
SiteOne Landscape Supply Inc
(d),(e)
256,993 18,984
Systemax Inc 2,074 45
$ 47,056
Diversified Financial Services - 3.17%
Ares Management Corp 275,687 8,063
Artisan Partners Asset Management Inc 5,808 172
Assetmark Financial Holdings Inc
(d)
178,832 5,059
Blucora Inc
(d)
4,457 133
Cohen & Steers Inc 4,548 238
Cowen Inc
(d)
2,464 43
Curo Group Holdings Corp
(d)
3,233 40
Deluxe Corp 2,128 95
Diamond Hill Investment Group Inc 493 70
Elevate Credit Inc
(d)
3,279 14
Enova International Inc
(d)
3,746 101
Federal Agricultural Mortgage Corp 532 41
Federated Investors Inc 17,394 604
Focus Financial Partners Inc
(d)
5,158 144
GAMCO Investors Inc 915 19
Greenhill & Co Inc 3,104 52
Hamilton Lane Inc 273,590 16,060
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,999 82
Houlihan Lokey Inc 168,242 7,739
Ladenburg Thalmann Financial Services Inc 18,722 58
LendingTree Inc
(d)
20,216 6,520
Marlin Business Services Corp 590 14
Meta Financial Group Inc 3,715 115
Moelis & Co 105,033 3,827
Mr Cooper Group Inc
(d)
6,397 49
PennyMac Financial Services Inc 807 19
PJT Partners Inc 2,354 99
Pzena Investment Management Inc 3,411 28
Regional Management Corp
(d)
869 21
Siebert Financial Corp
(d)
1,505 18
Silvercrest Asset Management Group Inc 1,602 23
Stifel Financial Corp 116,674 6,978
Virtus Investment Partners Inc 158 17
WageWorks Inc
(d)
100,470 5,141
WisdomTree Investments Inc 8,662 54
World Acceptance Corp
(d)
858 109
$ 61,859
Electric - 0.03%
Atlantic Power Corp
(d)
16,539 40
El Paso Electric Co 1,764 117
MGE Energy Inc 1,618 120
Ormat Technologies Inc 1,808 118
Otter Tail Corp 3,750 200
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Spark Energy Inc 2,631 $ 29
$ 624
Electrical Components & Equipment - 1.58%
EnerSys 3,630 247
Generac Holdings Inc
(d)
7,875 569
Graham Corp 321 7
Littelfuse Inc 78,638 13,287
nLight Inc
(d)
5,542 91
Novanta Inc
(d)
118,102 9,931
Universal Display Corp 31,031 6,550
Vicor Corp
(d)
3,092 92
$ 30,774
Electronics - 0.84%
Advanced Energy Industries Inc
(d)
4,900 286
Alarm.com Holdings Inc
(d)
65,919 3,290
Allied Motion Technologies Inc 1,334 53
Atkore International Group Inc
(d)
10,687 292
Badger Meter Inc 3,679 197
Brady Corp 8,157 422
Control4 Corp
(d)
4,843 116
Digimarc Corp
(d),(e)
1,992 90
FARO Technologies Inc
(d)
2,829 151
Fitbit Inc
(d)
9,659 40
Fluidigm Corp
(d)
12,611 148
GoPro Inc
(d)
19,963 106
II-VI Inc
(d)
10,914 433
IntriCon Corp
(d),(e)
2,001 36
Itron Inc
(d)
6,526 405
Kimball Electronics Inc
(d)
898 14
Mesa Laboratories Inc 617 155
Napco Security Technologies Inc
(d)
2,231 64
NVE Corp 873 59
OSI Systems Inc
(d)
3,285 370
Plexus Corp
(d)
1,546 92
Sanmina Corp
(d)
4,443 141
Stoneridge Inc
(d)
727 24
Vishay Precision Group Inc
(d)
1,570 64
Watts Water Technologies Inc 3,416 317
Woodward Inc 80,691 9,041
ZAGG Inc
(d)
1,456 10
$ 16,416
Energy - Alternate Sources - 0.05%
Enphase Energy Inc
(d)
11,823 333
Sunrun Inc
(d)
14,244 271
TerraForm Power Inc 12,074 186
TPI Composites Inc
(d),(e)
4,930 126
$ 916
Engineering & Construction - 1.07%
Argan Inc 2,216 91
Comfort Systems USA Inc 7,668 322
Construction Partners Inc
(d)
1,177 18
Dycom Industries Inc
(d)
3,120 172
EMCOR Group Inc 7,980 673
Exponent Inc 10,061 692
Granite Construction Inc 974 35
Great Lakes Dredge & Dock Corp
(d)
9,745 105
IES Holdings Inc
(d)
1,019 18
Iteris Inc
(d)
5,485 30
MasTec Inc
(d)
11,494 590
Mistras Group Inc
(d)
724 11
MYR Group Inc
(d)
2,866 104
NV5 Global Inc
(d)
74,435 5,916
Primoris Services Corp 5,403 113
Sterling Construction Co Inc
(d)
1,415 18
TopBuild Corp
(d)
126,984 10,302
Tutor Perini Corp
(d)
133,790 1,747
VSE Corp 293 9
$ 20,966

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.92%
Churchill Downs Inc 61,773 $ 7,391
Eldorado Resorts Inc
(d)
8,503 384
Eros International PLC
(d)
7,817 13
Everi Holdings Inc
(d)
235,148 2,824
IMAX Corp
(d)
10,745 236
Marriott Vacations Worldwide Corp 1,019 104
Monarch Casino & Resort Inc
(d)
1,681 79
Penn National Gaming Inc
(d)
1,728 34
Red Rock Resorts Inc 8,977 187
Scientific Games Corp
(d)
7,163 146
SeaWorld Entertainment Inc
(d)
208,638 6,378
Twin River Worldwide Holdings Inc
(e)
3,818 101
$ 17,877
Environmental Control - 2.36%
Advanced Disposal Services Inc
(d)
8,805 285
Casella Waste Systems Inc
(d)
5,734 250
CECO Environmental Corp
(d)
754 7
Covanta Holding Corp 15,199 262
Energy Recovery Inc
(d)
6,613 73
Evoqua Water Technologies Corp
(d)
9,639 137
Heritage-Crystal Clean Inc
(d)
1,937 54
Tetra Tech Inc 251,420 19,913
US Ecology Inc 2,827 180
Waste Connections Inc 275,303 24,975
$ 46,136
Food - 1.63%
B&G Foods Inc
(e)
3,921 72
Calavo Growers Inc 91,370 8,081
Chefs' Warehouse Inc/The
(d)
290,123 10,581
Hain Celestial Group Inc/The
(d)
178,723 3,891
HF Foods Group Inc
(d),(e)
1,278 29
J&J Snack Foods Corp 2,726 507
John B Sanfilippo & Son Inc 1,639 143
Lancaster Colony Corp 2,594 404
Nathan's Famous Inc 275 19
Performance Food Group Co
(d)
18,859 827
Sanderson Farms Inc 2,147 281
Simply Good Foods Co/The
(d)
256,093 6,973
Tootsie Roll Industries Inc
(e)
2,791 104
$ 31,912
Forest Products & Paper - 0.01%
Neenah Inc 2,897 190
Verso Corp
(d)
678 11
$ 201
Gas - 0.03%
Chesapeake Utilities Corp 3,140 293
New Jersey Resources Corp 816 41
Northwest Natural Holding Co 585 42
South Jersey Industries Inc 1,649 56
Southwest Gas Holdings Inc 1,514 135
$ 567
Hand & Machine Tools - 0.11%
Franklin Electric Co Inc 8,865 416
Luxfer Holdings PLC 4,483 89
MSA Safety Inc 16,169 1,703
$ 2,208
Healthcare - Products - 4.64%
Accelerate Diagnostics Inc
(d),(e)
4,920 92
Accuray Inc
(d)
17,686 73
AtriCure Inc
(d)
98,297 3,153
Atrion Corp 300 231
Axogen Inc
(d)
6,171 111
Axonics Modulation Technologies Inc
(d),(e)
2,818 103
BioTelemetry Inc
(d)
6,603 310
Cardiovascular Systems Inc
(d)
6,885 316
CareDx Inc
(d)
6,556 215
Celcuity Inc
(d)
1,003 23
Cerus Corp
(d)
22,387 131
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
CONMED Corp 5,171 $ 452
CryoLife Inc
(d)
7,736 223
Cutera Inc
(d)
2,796 71
CytoSorbents Corp
(d),(e)
6,366 45
GenMark Diagnostics Inc
(d)
10,834 68
Genomic Health Inc
(d)
4,554 332
Glaukos Corp
(d)
6,646 543
Globus Medical Inc
(d)
13,996 638
Haemonetics Corp
(d)
41,863 5,111
Hanger Inc
(d)
1,643 28
Henry Schein Inc
(d)
52,856 3,517
Inogen Inc
(d)
2,330 143
Inspire Medical Systems Inc
(d)
2,432 164
Insulet Corp
(d)
62,490 7,683
Integer Holdings Corp
(d)
73,936 6,472
Integra LifeSciences Holdings Corp
(d)
221,633 14,049
Intersect ENT Inc
(d)
5,626 111
iRadimed Corp
(d),(e)
1,420 34
iRhythm Technologies Inc
(d)
123,993 10,309
Lantheus Holdings Inc
(d)
8,213 186
LeMaitre Vascular Inc 2,748 91
LivaNova PLC
(d)
33,415 2,574
Meridian Bioscience Inc 1,630 19
Merit Medical Systems Inc
(d)
55,235 2,179
NanoString Technologies Inc
(d)
5,458 179
Natus Medical Inc
(d)
6,166 192
Nevro Corp
(d)
3,785 253
Novocure Ltd
(d)
15,116 1,258
NuVasive Inc
(d)
9,621 641
Orthofix Medical Inc
(d)
2,529 135
OrthoPediatrics Corp
(d)
1,771 63
Penumbra Inc
(d),(e)
49,635 8,319
Pulse Biosciences Inc
(d),(e)
2,265 30
Quanterix Corp
(d)
1,896 59
Quidel Corp
(d)
6,767 399
Repligen Corp
(d)
8,030 758
Rockwell Medical Inc
(d),(e)
12,941 34
Shockwave Medical Inc
(d),(e)
918 45
Sientra Inc
(d)
4,231 26
Silk Road Medical Inc
(d)
966 42
STAAR Surgical Co
(d)
5,720 168
Surmodics Inc
(d)
2,482 104
Tactile Systems Technology Inc
(d)
143,960 8,312
Tandem Diabetes Care Inc
(d)
113,020 7,169
Utah Medical Products Inc 619 56
Varex Imaging Corp
(d)
62,048 1,972
ViewRay Inc
(d)
12,617 113
Wright Medical Group NV 16,256 469
$ 90,596
Healthcare - Services - 4.57%
Addus HomeCare Corp
(d)
42,675 3,439
Amedisys Inc
(d)
5,716 788
American Renal Associates Holdings Inc
(d)
2,796 22
Apollo Medical Holdings Inc
(d)
1,775 27
Catalent Inc
(d)
283,885 16,037
Cellular Biomedicine Group Inc
(d)
1,659 23
Charles River Laboratories International Inc
(d)
120,732 16,243
Ensign Group Inc/The 9,431 568
Genesis Healthcare Inc
(d)
22,517 26
ICON PLC
(d)
60,930 9,516
Invitae Corp
(d)
297,667 8,005
LHC Group Inc
(d)
97,436 12,334
Magellan Health Inc
(d)
2,689 189
Medpace Holdings Inc
(d)
5,420 427
Natera Inc
(d)
9,475 261
Neuronetics Inc
(d)
3,172 38
Personalis Inc
(d)
61,423 1,100
Providence Service Corp/The
(d)
2,172 121
R1 RCM Inc
(d)
21,162 266

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
RadNet Inc
(d)
7,999 $ 118
Select Medical Holdings Corp
(d)
21,654 363
SI-BONE Inc
(d)
3,233 58
Surgery Partners Inc
(d)
1,759 13
Syneos Health Inc
(d)
1,709 87
Teladoc Health Inc
(d)
272,740 18,611
Tenet Healthcare Corp
(d)
12,388 292
US Physical Therapy Inc 2,524 326
Vapotherm Inc
(d)
1,103 18
$ 89,316
Holding Companies - Diversified - 0.22%
Capitol Investment Corp IV
(d)
464,985 4,208
Home Builders - 0.80%
Cavco Industries Inc
(d)
1,841 326
Century Communities Inc
(d)
2,139 59
Green Brick Partners Inc
(d)
1,289 12
Installed Building Products Inc
(d)
4,931 263
KB Home 5,594 147
LCI Industries 4,835 443
LGI Homes Inc
(d)
2,574 181
Meritage Homes Corp
(d)
72,734 4,568
Skyline Champion Corp
(d)
324,312 9,243
Taylor Morrison Home Corp
(d)
5,849 132
Winnebago Industries Inc 5,560 224
$ 15,598
Home Furnishings - 0.34%
Hamilton Beach Brands Holding Co 1,567 26
Hooker Furniture Corp 617 13
iRobot Corp
(d),(e)
3,526 258
Sleep Number Corp
(d)
124,884 6,140
Sonos Inc
(d)
12,273 133
Universal Electronics Inc
(d)
2,226 95
$ 6,665
Insurance - 0.91%
Crawford & Co 2,622 27
eHealth Inc
(d)
47,549 4,934
Enstar Group Ltd
(d)
279 49
Essent Group Ltd 8,971 414
FedNat Holding Co 1,135 14
Global Indemnity Ltd 282 8
Goosehead Insurance Inc 1,904 86
Health Insurance Innovations Inc
(d),(e)
1,849 41
Heritage Insurance Holdings Inc 593 8
Investors Title Co 55 9
James River Group Holdings Ltd 3,117 149
Kinsale Capital Group Inc 3,691 332
National General Holdings Corp 8,433 209
NMI Holdings Inc
(d)
12,238 304
RLI Corp 7,117 641
Selective Insurance Group Inc 4,958 373
State Auto Financial Corp 263 9
Trupanion Inc
(d),(e)
315,761 10,155
United Fire Group Inc 263 14
Universal Insurance Holdings Inc 1,835 45
$ 17,821
Internet - 4.86%
1-800-Flowers.com Inc
(d)
4,584 90
8x8 Inc
(d)
12,071 292
Anaplan Inc
(d)
122,201 6,958
Boingo Wireless Inc
(d)
115,744 1,738
Cardlytics Inc
(d),(e)
2,381 68
Cargurus Inc
(d)
13,658 509
Cars.com Inc
(d)
3,145 60
ChannelAdvisor Corp
(d)
5,673 52
Cogent Communications Holdings Inc 74,854 4,717
Despegar.com Corp
(d)
324,115 4,217
Endurance International Group Holdings Inc
(d)
13,353 63
ePlus Inc
(d)
2,127 161
Etsy Inc
(d)
276,763 18,549
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Expedia Group Inc 153 $ 20
Groupon Inc
(d)
57,904 182
GrubHub Inc
(d)
58,904 3,984
HealthStream Inc
(d)
2,111 60
Limelight Networks Inc
(d)
9,123 25
MakeMyTrip Ltd
(d)
381,295 9,757
Meet Group Inc/The
(d)
10,992 38
Mimecast Ltd
(d)
331,783 15,793
NIC Inc 17,555 318
Perficient Inc
(d)
8,628 295
Proofpoint Inc
(d)
29,539 3,728
Q2 Holdings Inc
(d)
62,622 5,001
QuinStreet Inc
(d)
8,278 135
RealReal Inc/The
(d)
158,094 3,881
RingCentral Inc
(d)
63,049 8,952
Shutterfly Inc
(d)
4,405 223
Shutterstock Inc 3,381 130
Stitch Fix Inc
(d),(e)
154,326 4,025
TechTarget Inc
(d)
4,146 95
Travelzoo
(d)
1,608 20
TrueCar Inc
(d)
15,515 79
Tucows Inc
(d),(e)
1,795 88
Upwork Inc
(d)
9,341 153
VirnetX Holding Corp
(d),(e)
11,909 87
Yelp Inc
(d)
9,717 341
Zix Corp
(d)
10,818 98
$ 94,982
Iron & Steel - 0.10%
AK Steel Holding Corp
(d),(e)
24,558 69
Carpenter Technology Corp 39,080 1,759
Cleveland-Cliffs Inc 5,399 58
$ 1,886
Leisure Products & Services - 2.09%
Camping World Holdings Inc 5,876 69
Clarus Corp 264,284 3,798
Fox Factory Holding Corp
(d)
4,841 388
Johnson Outdoors Inc 620 42
Liberty TripAdvisor Holdings Inc
(d)
12,951 150
Lindblad Expeditions Holdings Inc
(d)
259,022 4,877
Malibu Boats Inc
(d)
3,739 113
Marine Products Corp 1,700 27
MasterCraft Boat Holdings Inc
(d)
3,512 58
OneSpaWorld Holdings Ltd
(d),(e)
459,820 7,201
Planet Fitness Inc
(d)
257,451 20,251
YETI Holdings Inc
(d),(e)
111,079 3,861
$ 40,835
Lodging - 0.74%
Boyd Gaming Corp 9,431 250
Choice Hotels International Inc 143,814 12,341
Hilton Grand Vacations Inc
(d)
55,402 1,811
Target Hospitality Corp
(d)
4,564 39
$ 14,441
Machinery - Construction & Mining - 0.54%
BWX Technologies Inc 190,743 10,283
Terex Corp 6,155 187
$ 10,470
Machinery - Diversified - 2.85%
Alamo Group Inc 2,093 205
Albany International Corp 5,706 491
Applied Industrial Technologies Inc 16,174 984
Cactus Inc
(d)
138,467 4,067
Chart Industries Inc
(d)
210,683 15,913
Columbus McKinnon Corp/NY 2,493 96
CSW Industrials Inc 3,607 255
Gardner Denver Holdings Inc
(d)
172,608 5,691
Gencor Industries Inc
(d)
790 10
Gorman-Rupp Co/The 817 27
Ichor Holdings Ltd
(d)
1,329 33
IDEX Corp 93,413 15,714

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Kadant Inc 2,659 $ 248
Lindsay Corp 653 60
Mueller Water Products Inc - Class A 12,072 123
Nordson Corp 51,640 7,315
Ranpak Corp
(d),(g)
347,507 3,565
Ranpak Holdings Corp
(d)
46,340 303
Tennant Co 2,305 175
Welbilt Inc
(d)
16,727 275
$ 55,550
Media - 0.05%
Central European Media Enterprises Ltd
(d)
17,474 82
Entravision Communications Corp 4,958 16
Gray Television Inc
(d)
8,681 154
Hemisphere Media Group Inc
(d)
3,456 43
Liberty Media Corp-Liberty Braves - A Shares
(d)
1,952 56
Liberty Media Corp-Liberty Braves - C Shares
(d)
4,637 133
Meredith Corp 7,575 416
Value Line Inc 235 6
$ 906
Metal Fabrication & Hardware - 0.48%
Advanced Drainage Systems Inc 8,310 274
AZZ Inc 1,023 48
Helios Technologies Inc 3,776 177
Lawson Products Inc/DE
(d)
935 39
LB Foster Co
(d)
246 6
Mueller Industries Inc 7,774 235
Omega Flex Inc 610 46
RBC Bearings Inc
(d)
51,786 8,425
Rexnord Corp
(d)
1,534 45
Ryerson Holding Corp
(d)
3,113 25
Worthington Industries Inc 2,481 100
$ 9,420
Mining - 0.03%
Compass Minerals International Inc 4,386 245
Kaiser Aluminum Corp 1,793 173
Novagold Resources Inc
(d)
20,868 129
Pan American Silver - CVR
(d),(g)
14,693 3
United States Lime & Minerals Inc 71 6
Uranium Energy Corp
(d),(e)
34,873 34
$ 590
Miscellaneous Manufacturers - 2.81%
Actuant Corp 3,509 80
Axon Enterprise Inc
(d)
147,355 10,347
Carlisle Cos Inc 54,954 7,925
Chase Corp 1,268 131
EnPro Industries Inc 254 18
ESCO Technologies Inc 92,016 7,689
Fabrinet
(d)
6,723 361
Federal Signal Corp 12,307 383
Hexcel Corp 236,076 19,301
Hillenbrand Inc 8,929 301
John Bean Technologies Corp 63,889 7,581
Myers Industries Inc 6,225 101
Proto Labs Inc
(d)
3,468 361
Raven Industries Inc 4,621 168
Sturm Ruger & Co Inc 2,737 155
$ 54,902
Office & Business Equipment - 0.00%
Pitney Bowes Inc 16,246 66
Office Furnishings - 0.07%
Herman Miller Inc 11,725 532
HNI Corp 7,951 272
Interface Inc 9,355 130
Kimball International Inc 5,624 97
Knoll Inc 11,216 272
Steelcase Inc 8,019 136
$ 1,439
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 0.38%
Callon Petroleum Co
(d)
109,653 $ 540
CVR Energy Inc 2,208 117
Delek US Holdings Inc 35,548 1,531
Evolution Petroleum Corp 5,237 32
Goodrich Petroleum Corp
(d)
1,518 18
Isramco Inc
(d)
171 21
Jagged Peak Energy Inc
(d)
7,662 56
Matador Resources Co
(d)
135,135 2,382
Murphy USA Inc
(d)
1,711 151
Ring Energy Inc
(d)
5,704 14
Rosehill Resources Inc
(d)
3,707 10
SilverBow Resources Inc
(d)
501 5
Tellurian Inc
(d),(e)
16,343 101
Viper Energy Partners LP 72,220 2,330
$ 7,308
Oil & Gas Services - 0.18%
DMC Global Inc 52,685 2,752
FTS International Inc
(d)
3,503 14
Liberty Oilfield Services Inc 2,822 40
MRC Global Inc
(d)
959 15
Oil States International Inc
(d)
32,717 488
ProPetro Holding Corp
(d)
8,052 146
Solaris Oilfield Infrastructure Inc 5,624 81
Thermon Group Holdings Inc
(d)
1,850 47
$ 3,583
Packaging & Containers - 0.00%
UFP Technologies Inc
(d)
255 11
Pharmaceuticals - 4.19%
Adamas Pharmaceuticals Inc
(d),(e)
118,337 741
Aeglea BioTherapeutics Inc
(d)
665 6
Aerie Pharmaceuticals Inc
(d)
84,093 1,823
Agios Pharmaceuticals Inc
(d)
50,865 2,447
Aimmune Therapeutics Inc
(d)
282,303 5,434
Akcea Therapeutics Inc
(d),(e)
2,100 45
Akorn Inc
(d)
3,402 13
Alector Inc
(d),(e)
1,790 38
Amneal Pharmaceuticals Inc
(d)
17,410 64
Amphastar Pharmaceuticals Inc
(d)
6,654 134
Antares Pharma Inc
(d)
30,895 99
Artana Therapeutics
(d),(g)
6,221 2
Arvinas Inc
(d)
3,353 89
Ascendis Pharma A/S ADR
(d)
35,058 4,058
Athenex Inc
(d)
10,033 181
Axcella Health Inc
(d)
193 2
Axsome Therapeutics Inc
(d)
121,829 3,107
Beyondspring Inc
(d)
1,731 29
BioDelivery Sciences International Inc
(d)
328,846 1,220
BioScrip Inc
(d)
6,491 18
BioSpecifics Technologies Corp
(d)
1,029 60
Bioxcel Therapeutics Inc
(d)
1,104 12
Catalyst Pharmaceuticals Inc
(d),(e)
182,334 909
Checkpoint Therapeutics Inc
(d),(e)
4,219 11
Clovis Oncology Inc
(d)
8,177 86
Coherus Biosciences Inc
(d)
106,344 1,789
Collegium Pharmaceutical Inc
(d)
6,215 68
Corbus Pharmaceuticals Holdings Inc
(d),(e)
10,054 60
Corcept Therapeutics Inc
(d)
12,453 140
Corium International Inc
(d),(g)
4,418 1
Cyclerion Therapeutics Inc
(d)
3,794 35
Cytokinetics Inc
(d)
8,458 103
Dermira Inc
(d)
8,786 77
Dova Pharmaceuticals Inc
(d),(e)
1,744 28
Eagle Pharmaceuticals Inc/DE
(d)
1,566 86
Elanco Animal Health Inc
(d)
1,445 48
Eloxx Pharmaceuticals Inc
(d)
3,749 31
Enanta Pharmaceuticals Inc
(d)
2,898 217
Endo International PLC
(d)
4,587 15
Flexion Therapeutics Inc
(d),(e)
5,637 57
Fulcrum Therapeutics Inc
(d)
113,992 1,579

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
G1 Therapeutics Inc
(d)
3,390 $ 84
Galectin Therapeutics Inc
(d),(e)
5,497 20
Global Blood Therapeutics Inc
(d)
63,797 3,496
Gritstone Oncology Inc
(d)
917 10
GW Pharmaceuticals PLC ADR
(d)
15,334 2,489
Harpoon Therapeutics Inc
(d),(e)
421 6
Heron Therapeutics Inc
(d)
12,503 218
Heska Corp
(d)
1,299 104
Hookipa Pharma Inc
(d),(e)
248 2
Horizon Therapeutics Plc
(d)
227,625 5,666
Intellia Therapeutics Inc
(d)
4,387 79
Intra-Cellular Therapies Inc
(d)
3,991 33
Ironwood Pharmaceuticals Inc
(d)
26,048 277
Kadmon Holdings Inc
(d)
22,065 58
KalVista Pharmaceuticals Inc
(d)
2,126 35
Kodiak Sciences Inc
(d)
3,986 49
Kura Oncology Inc
(d)
93,449 1,787
La Jolla Pharmaceutical Co
(d)
3,533 29
Madrigal Pharmaceuticals Inc
(d)
23,155 2,021
MannKind Corp
(d),(e)
34,092 38
MediciNova Inc
(d),(e)
6,929 66
Millendo Therapeutics Inc
(d)
1,599 16
Minerva Neurosciences Inc
(d)
4,282 28
Mirati Therapeutics Inc
(d)
4,229 447
Mirum Pharmaceuticals Inc
(d),(e)
131,478 1,776
Momenta Pharmaceuticals Inc
(d)
16,696 189
MyoKardia Inc
(d)
5,715 311
Neogen Corp
(d)
6,593 471
Neurocrine Biosciences Inc
(d)
132,167 12,740
Odonate Therapeutics Inc
(d)
1,509 61
Optinose Inc
(d),(e)
4,698 25
Pacira BioSciences Inc
(d)
7,948 349
PhaseBio Pharmaceuticals Inc
(d)
2,335 18
Phibro Animal Health Corp 3,608 112
Portola Pharmaceuticals Inc
(d),(e)
108,124 2,885
Principia Biopharma Inc
(d)
2,116 79
Progenics Pharmaceuticals Inc
(d)
14,288 77
Protagonist Therapeutics Inc
(d)
1,612 18
Ra Pharmaceuticals Inc
(d)
69,225 2,356
Reata Pharmaceuticals Inc
(d)
69,019 6,257
Recro Pharma Inc
(d)
3,492 33
Revance Therapeutics Inc
(d)
145,678 1,833
Rhythm Pharmaceuticals Inc
(d)
3,887 75
Sarepta Therapeutics Inc
(d)
16,600 2,471
Senseonics Holdings Inc
(d),(e)
19,791 22
Seres Therapeutics Inc
(d)
3,925 11
SIGA Technologies Inc
(d)
11,371 64
Spectrum Pharmaceuticals Inc
(d)
17,363 132
Spero Therapeutics Inc
(d)
66 1
Supernus Pharmaceuticals Inc
(d)
6,319 211
Sutro Biopharma Inc
(d)
378 4
Synergy Pharmaceuticals Inc
(d),(g)
28,172 —
Syros Pharmaceuticals Inc
(d)
5,865 44
TG Therapeutics Inc
(d)
11,920 89
TherapeuticsMD Inc
(d),(e)
30,956 67
Tricida Inc
(d),(e)
3,800 120
Turning Point Therapeutics Inc
(d),(e)
60,859 2,424
UroGen Pharma Ltd
(d)
3,165 108
USANA Health Sciences Inc
(d)
3,079 209
Vanda Pharmaceuticals Inc
(d)
8,823 110
Voyager Therapeutics Inc
(d)
4,082 90
Xencor Inc
(d)
8,025 353
Xeris Pharmaceuticals Inc
(d)
4,536 53
Zogenix Inc
(d)
72,565 3,495
$ 81,763
Pipelines - 0.09%
New Fortress Energy LLC
(d),(e)
149,870 1,780
NextDecade Corp
(d)
2,602 13
$ 1,793
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 0.02%
Kennedy-Wilson Holdings Inc 8,041 $ 173
NexPoint Residential Trust Inc 3,364 145
Safeguard Scientifics Inc
(d)
3,709 44
$ 362
Real Estate - 0.06%
Cushman & Wakefield PLC
(d)
12,418 246
Jones Lang LaSalle Inc 1,263 184
Legacy Housing Corp
(d)
898 11
Marcus & Millichap Inc
(d)
3,596 119
McGrath RentCorp 2,114 144
Newmark Group Inc 16,538 163
Redfin Corp
(d),(e)
11,366 205
RMR Group Inc/The 1,392 69
Safehold Inc 440 15
$ 1,156
REITs - 0.61%
Alexander's Inc 381 143
American Assets Trust Inc 9,226 428
American Finance Trust Inc 965 11
Armada Hoffler Properties Inc 3,239 55
Bluerock Residential Growth REIT Inc 4,400 52
CareTrust REIT Inc 14,729 342
Clipper Realty Inc 3,456 40
Community Healthcare Trust Inc 2,047 84
Easterly Government Properties Inc 2,143 40
EastGroup Properties Inc 6,702 807
Essential Properties Realty Trust Inc 1,435 30
First Industrial Realty Trust Inc 3,323 127
Four Corners Property Trust Inc 13,885 374
GEO Group Inc/The 15,327 273
Gladstone Commercial Corp 2,094 45
Industrial Logistics Properties Trust 137,339 2,936
Innovative Industrial Properties Inc
(e)
2,090 221
iStar Inc
(e)
7,779 103
LTC Properties Inc 4,597 212
Monmouth Real Estate Investment Corp 188,402 2,598
National Health Investors Inc 3,863 307
National Storage Affiliates Trust 7,326 222
PS Business Parks Inc 3,755 657
QTS Realty Trust Inc 7,043 326
Ryman Hospitality Properties Inc 8,500 638
Saul Centers Inc 1,977 108
Seritage Growth Properties 394 16
Tanger Factory Outlet Centers Inc
(e)
11,766 187
Terreno Realty Corp 2,330 114
UMH Properties Inc 5,347 70
Uniti Group Inc 23,841 201
Universal Health Realty Income Trust 1,484 137
$ 11,904
Retail - 5.85%
American Eagle Outfitters Inc 277,561 4,910
America's Car-Mart Inc/TX
(d)
1,149 104
Asbury Automotive Group Inc
(d)
4,037 372
At Home Group Inc
(d)
1,330 8
Beacon Roofing Supply Inc
(d)
1,638 59
Biglari Holdings Inc
(d)
197 18
BJ's Restaurants Inc 3,677 146
BJ's Wholesale Club Holdings Inc
(d)
8,653 204
Bloomin' Brands Inc 19,135 326
Boot Barn Holdings Inc
(d)
3,601 113
Brinker International Inc 6,534 260
Carrols Restaurant Group Inc
(d)
212,335 1,979
Casey's General Stores Inc 47,737 7,729
Cheesecake Factory Inc/The 8,614 371
Children's Place Inc/The 55,737 5,444
Chuy's Holdings Inc
(d)
76,940 1,820
Cracker Barrel Old Country Store Inc 3,650 634
Dave & Buster's Entertainment Inc 7,676 312
Del Taco Restaurants Inc
(d)
186,536 2,261

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Denny's Corp
(d)
5,695 $ 129
Designer Brands Inc 2,949 54
Dine Brands Global Inc 1,269 104
Duluth Holdings Inc
(d),(e)
2,274 28
FirstCash Inc 5,453 549
Five Below Inc
(d)
139,394 16,374
Foundation Building Materials Inc
(d)
1,018 18
Freshpet Inc
(d)
377,750 17,055
GMS Inc
(d)
2,639 59
Habit Restaurants Inc/The
(d)
141,876 1,418
Hibbett Sports Inc
(d)
712 13
Hudson Ltd
(d)
293,554 3,752
Jack in the Box Inc 47,717 3,427
La-Z-Boy Inc 5,476 181
Lithia Motors Inc 2,886 381
Lovesac Co/The
(d)
230,660 4,945
MarineMax Inc
(d)
724 11
National Vision Holdings Inc
(d)
359,246 11,349
Noodles & Co
(d)
184,060 1,364
Ollie's Bargain Outlet Holdings Inc
(d)
156,299 13,237
Papa John's International Inc
(e)
2,529 112
PetIQ Inc
(d),(e)
3,558 122
PetMed Express Inc
(e)
1,551 27
PriceSmart Inc 1,330 81
Regis Corp
(d)
662 12
RH
(d),(e)
663 92
Ruth's Hospitality Group Inc 5,222 116
Shake Shack Inc
(d)
3,621 270
Tailored Brands Inc
(e)
8,717 42
Texas Roadhouse Inc 12,695 701
Tilly's Inc 139,091 1,139
Urban Outfitters Inc
(d)
34,397 819
Wingstop Inc 95,792 9,157
Winmark Corp 224 38
$ 114,246
Savings & Loans - 0.42%
Axos Financial Inc
(d)
7,399 217
Entegra Financial Corp
(d)
178 5
FS Bancorp Inc 138 7
Greene County Bancorp Inc 538 15
Hingham Institution for Savings 125 24
HomeTrust Bancshares Inc 879 23
Malvern Bancorp Inc
(d)
349 8
Meridian Bancorp Inc 1,270 23
OceanFirst Financial Corp 134,751 3,288
Pacific Premier Bancorp Inc 145,681 4,608
Southern Missouri Bancorp Inc 148 5
United Community Financial Corp/OH 1,488 15
Waterstone Financial Inc 494 8
$ 8,246
Semiconductors - 2.12%
Adesto Technologies Corp
(d)
4,378 37
Ambarella Inc
(d)
1,658 83
Aquantia Corp
(d)
4,815 63
Brooks Automation Inc 7,915 307
Cabot Microelectronics Corp 5,353 651
CEVA Inc
(d)
3,578 99
Cree Inc
(d)
76,755 4,773
Diodes Inc
(d)
3,245 138
FormFactor Inc
(d)
4,325 73
Impinj Inc
(d),(e)
2,604 94
Inphi Corp
(d)
5,780 348
Lattice Semiconductor Corp
(d)
471,026 9,110
Marvell Technology Group Ltd 151,055 3,967
MaxLinear Inc
(d)
8,389 184
Monolithic Power Systems Inc 52,262 7,743
Nanometrics Inc
(d)
1,565 49
Power Integrations Inc 3,646 332
Rudolph Technologies Inc
(d)
1,025 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Semtech Corp
(d)
7,787 $ 412
Silicon Laboratories Inc
(d)
114,092 12,802
Xperi Corp 4,457 95
$ 41,388
Software - 9.07%
ACI Worldwide Inc
(d)
21,580 724
Altair Engineering Inc
(d)
211,748 8,811
American Software Inc/GA 3,928 52
Appfolio Inc
(d)
31,726 3,063
Appian Corp
(d),(e)
5,421 213
Aspen Technology Inc
(d)
159,055 20,974
Avid Technology Inc
(d)
5,732 59
Bandwidth Inc
(d)
1,720 128
Blackbaud Inc 38,019 3,460
Blackline Inc
(d)
125,480 5,597
Bottomline Technologies DE Inc
(d)
5,510 232
Box Inc
(d)
18,456 305
Brightcove Inc
(d)
7,921 99
Broadridge Financial Solutions Inc 34,794 4,423
Castlight Health Inc
(d)
20,885 34
Cision Ltd
(d)
16,730 174
Cloudera Inc
(d),(e)
2,107 13
CommVault Systems Inc
(d)
4,403 200
Cornerstone OnDemand Inc
(d)
11,203 663
Covetrus Inc
(d)
365,975 8,663
CSG Systems International Inc 7,728 396
Domo Inc
(d)
3,212 89
Ebix Inc 2,990 138
eGain Corp
(d)
5,162 40
Envestnet Inc
(d)
9,518 680
Everbridge Inc
(d)
80,508 8,235
Evolent Health Inc
(d)
4,098 28
Exela Technologies Inc
(d)
7,189 19
Fair Isaac Corp
(d)
17,965 6,241
Five9 Inc
(d)
120,635 5,956
Glu Mobile Inc
(d)
504,989 3,767
Guidewire Software Inc
(d)
123,102 12,566
Health Catalyst Inc
(d),(e)
43,713 1,934
HubSpot Inc
(d)
53,920 9,637
Inovalon Holdings Inc
(d)
9,064 136
Instructure Inc
(d)
21,177 841
j2 Global Inc 9,122 813
LivePerson Inc
(d),(e)
7,827 260
Majesco
(d)
2,896 27
MicroStrategy Inc
(d)
1,057 144
MobileIron Inc
(d)
18,112 125
Model N Inc
(d)
143,051 3,127
Monotype Imaging Holdings Inc 3,936 79
New Relic Inc
(d)
24,668 2,298
NextGen Healthcare Inc
(d)
11,715 192
Omnicell Inc
(d)
7,499 564
PDF Solutions Inc
(d)
845 11
Phreesia Inc
(d)
35,542 971
Pluralsight Inc
(d)
173,732 5,332
Progress Software Corp 10,165 440
PROS Holdings Inc
(d)
97,641 7,065
QAD Inc 1,328 57
SailPoint Technologies Holding Inc
(d)
112,113 2,370
Simulations Plus Inc 2,431 94
Smartsheet Inc
(d)
133,896 6,683
SPS Commerce Inc
(d)
4,080 456
SVMK Inc
(d)
214,458 3,640
Tabula Rasa HealthCare Inc
(d),(e)
102,946 6,205
Telenav Inc
(d)
4,634 44
Upland Software Inc
(d)
4,153 183
Verint Systems Inc
(d)
12,499 723
Verra Mobility Corp
(d)
17,695 245
Workiva Inc
(d)
177,828 10,223
Yext Inc
(d)
11,968 249

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Zuora Inc
(d),(e)
546,201 $ 8,199
Zynga Inc
(d)
1,207,101 7,701
$ 177,110
Storage & Warehousing - 0.00%
Mobile Mini Inc 1,896 64
Telecommunications - 2.10%
A10 Networks Inc
(d)
10,918 83
Acacia Communications Inc
(d)
7,546 507
Aerohive Networks Inc
(d)
8,587 38
Calix Inc
(d)
4,581 29
Casa Systems Inc
(d)
6,040 40
Ciena Corp
(d)
387,713 17,532
Clearfield Inc
(d)
2,860 38
DASAN Zhone Solutions Inc
(d)
1,447 14
Extreme Networks Inc
(d)
21,031 171
GCI Liberty Inc
(d)
240,783 14,382
Gogo Inc
(d),(e)
10,283 43
InterDigital Inc 6,059 390
KVH Industries Inc
(d)
402 4
Loral Space & Communications Inc
(d)
2,418 89
Ooma Inc
(d)
3,692 48
ORBCOMM Inc
(d)
10,687 63
pdvWireless Inc
(d)
1,635 73
Plantronics Inc 4,321 166
RigNet Inc
(d)
2,545 22
Shenandoah Telecommunications Co 9,013 355
Viavi Solutions Inc
(d)
29,620 434
Vonage Holdings Corp
(d)
523,268 6,489
$ 41,010
Toys, Games & Hobbies - 0.00%
Funko Inc
(d),(e)
3,114 78
Transportation - 1.41%
Air Transport Services Group Inc
(d)
188,207 4,387
Ardmore Shipping Corp
(d)
1,914 14
CryoPort Inc
(d),(e)
5,169 106
Dorian LPG Ltd
(d)
1,742 16
Forward Air Corp 6,136 386
GasLog Ltd 4,969 71
Golar LNG Ltd 978 16
Heartland Express Inc 795 16
Knight-Swift Transportation Holdings Inc 387,449 13,886
PAM Transportation Services Inc
(d)
328 19
Radiant Logistics Inc
(d)
8,305 46
Saia Inc
(d)
105,230 8,029
Scorpio Bulkers Inc 2,482 15
Universal Logistics Holdings Inc 1,880 37
US Xpress Enterprises Inc
(d),(e)
108,411 552
$ 27,596
Trucking & Leasing - 0.00%
General Finance Corp
(d)
1,021 8
Willis Lease Finance Corp
(d)
133 9
$ 17
Water - 0.07%
American States Water Co 6,660 516
California Water Service Group 5,832 311
Connecticut Water Service Inc 2,124 149
Global Water Resources Inc 2,676 34
Middlesex Water Co 2,523 158
SJW Group 2,194 142
York Water Co/The 2,166 78
$ 1,388
TOTAL COMMON STOCKS $ 1,865,607
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Investment Companies - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 820 $ 18
TOTAL PREFERRED STOCKS $ 18
Total Investments $ 2,007,670
Other Assets and Liabilities -  (2.80)% (54,724)
TOTAL NET ASSETS - 100.00% $ 1,952,946
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $39,177 or 2.00 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $3,575 or 0.18%
of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 31.05%
Technology 16.84%
Industrial 16.41%
Consumer, Cyclical 13.87%
Financial 7.67%
Communications 7.41%
Money Market Funds 7.21%
Basic Materials 1.23%
Energy 0.70%
Diversified 0.22%
Utilities 0.13%
Domestic Equity Funds 0.06%
Other Assets and Liabilities
(2.80)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 41,265 $ 610,848 $ 529,413 $ 122,700
Principal Healthcare Innovators Index ETF — 383 155 261
Principal U.S. Small-Cap Multi-Factor Index ETF — 1,270 396 887
$ 41,265 $ 612,501 $ 529,964 $ 123,848
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 966 $ — $ — $ —
Principal Healthcare Innovators Index ETF — 7 — 26
Principal U.S. Small-Cap Multi-Factor Index ETF 12 (3) — 16
$ 978 $ 4 $ — $ 42
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2019 Long 114 $ 8,987 $ 84
Total $ 84
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.13% Shares Held Value (000's)
Exchange-Traded Funds - 0.09%
iShares Core S&P Small-Cap ETF 14,044 $ 1,112
Money Market Funds - 2.04%
BlackRock Liquidity FedFund 2.21%
(a),(b)
5,677,750 5,678
Principal Government Money Market Fund
2.18%
(a),(b),(c)
20,886,206 20,886
$ 26,564
TOTAL INVESTMENT COMPANIES $ 27,676
COMMON STOCKS - 98.90% Shares Held Value (000's)
Aerospace & Defense - 1.93%
AAR Corp 56,141 2,350
Aerojet Rocketdyne Holdings Inc
( d)
124,567 5,322
AeroVironment Inc
( d)
36,666 2,011
Barnes Group Inc 81,379 4,235
Kaman Corp 48,099 3,049
Moog Inc 55,910 4,554
National Presto Industries Inc
( e)
8,669 797
Park Aerospace Corp 33,512 610
Triumph Group Inc 85,909 2,082
$ 25,010
Agriculture - 0.90%
Andersons Inc/The 45,318 1,217
Darling Ingredients Inc
( d)
283,608 5,766
Universal Corp/VA 43,018 2,559
Vector Group Ltd 187,606 2,167
$ 11,709
Airlines - 0.83%
Allegiant Travel Co 22,150 3,319
Hawaiian Holdings Inc 82,708 2,150
SkyWest Inc 88,196 5,354
$ 10,823
Apparel - 1.26%
Crocs Inc
( d)
112,564 2,572
Kontoor Brands Inc 79,952 2,345
Oxford Industries Inc 29,300 2,145
Steven Madden Ltd 134,433 4,639
Unifi Inc
( d)
25,055 469
Wolverine World Wide Inc 152,788 4,148
$ 16,318
Automobile Manufacturers - 0.12%
Wabash National Corp 95,413 1,510
Automobile Parts & Equipment - 1.41%
American Axle & Manufacturing Holdings Inc
( d)
193,614 2,337
Cooper Tire & Rubber Co 86,331 2,324
Cooper-Standard Holdings Inc
( d)
28,051 1,388
Dorman Products Inc
( d)
49,896 3,586
Garrett Motion Inc
( d)
128,382 1,819
Gentherm Inc
( d)
57,970 2,372
Methode Electronics Inc 63,672 1,907
Motorcar Parts of America Inc
( d)
32,379 579
Standard Motor Products Inc 34,638 1,594
Superior Industries International Inc 39,775 102
Titan International Inc 86,762 328
$ 18,336
Banks - 8.68%
Ameris Bancorp 99,660 3,963
Banner Corp 53,811 3,189
Central Pacific Financial Corp 49,286 1,452
City Holding Co 28,372 2,197
Columbia Banking System Inc 126,623 4,775
Community Bank System Inc 88,704 5,854
Customers Bancorp Inc
( d)
49,326 1,017
CVB Financial Corp 175,948 3,873
Eagle Bancorp Inc 54,702 2,205
First BanCorp /Puerto Rico 374,125 4,026
First Commonwealth Financial Corp 169,563 2,335
First Financial Bancorp 169,759 4,327
First Midwest Bancorp Inc/IL 192,120 4,156
Flagstar Bancorp Inc 49,587 1,710
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Franklin Financial Network Inc 21,298 $ 628
Glacier Bancorp Inc 145,616 6,103
Great Western Bancorp Inc 98,018 3,315
Hanmi Financial Corp 53,242 1,144
Heritage Financial Corp/WA 57,168 1,630
HomeStreet Inc
( d)
46,425 1,347
Hope Bancorp Inc 207,142 3,055
Independent Bank Corp 59,063 4,593
LegacyTexas Financial Group Inc 77,972 3,333
National Bank Holdings Corp 44,814 1,626
NBT Bancorp Inc 75,328 2,915
OFG Bancorp 75,107 1,700
Old National Bancorp/IN 257,567 4,536
Opus Bank 37,190 833
Preferred Bank/Los Angeles CA 24,007 1,301
S&T Bancorp Inc 59,113 2,250
Seacoast Banking Corp of Florida
( d)
88,507 2,393
ServisFirst Bancshares Inc 79,221 2,698
Simmons First National Corp 165,047 4,250
Southside Bancshares Inc 54,562 1,889
Tompkins Financial Corp 21,354 1,750
Triumph Bancorp Inc
( d)
42,294 1,320
TrustCo Bank Corp NY 166,675 1,350
United Community Banks Inc/GA 136,062 3,905
Veritex Holdings Inc 78,468 2,008
Walker & Dunlop Inc 48,695 2,841
Westamerica Bancorporation 46,359 2,972
$ 112,764
Beverages - 0.26%
Coca-Cola Consolidated Inc 7,991 2,346
MGP Ingredients Inc 21,967 1,098
$ 3,444
Biotechnology - 2.23%
Acorda Therapeutics Inc
( d)
68,768 476
AMAG Pharmaceuticals Inc
( d)
58,129 480
ANI Pharmaceuticals Inc
( d)
14,504 1,227
Arrowhead Pharmaceuticals Inc
( d)
163,217 4,743
Cambrex Corp
( d)
57,938 2,538
Emergent BioSolutions Inc
( d)
77,864 3,437
Innoviva Inc
( d)
116,793 1,387
Medicines Co/ The
( d)
120,079 4,304
Myriad Genetics Inc
( d)
126,308 3,681
NeoGenomics Inc
( d)
176,397 4,299
REGENXBIO Inc
( d)
52,977 2,353
$ 28,925
Building Materials - 2.20%
AAON Inc 69,976 3,555
American Woodmark Corp
( d)
25,845 2,193
Apogee Enterprises Inc 45,789 1,857
Boise Cascade Co 67,093 1,811
Gibraltar Industries Inc
( d)
55,435 2,297
Griffon Corp 59,619 975
Patrick Industries Inc
( d)
38,998 1,789
PGT Innovations Inc
( d)
100,441 1,619
Simpson Manufacturing Co Inc 69,196 4,274
SPX Corp
( d)
75,514 2,635
Universal Forest Products Inc 105,614 4,270
US Concrete Inc
( d)
27,174 1,280
$ 28,555
Chemicals - 2.89%
A. Schulman Inc.
(d ),( f)
48,796 21
AdvanSix Inc
( d)
48,826 1,252
American Vanguard Corp 45,020 643
Balchem Corp 55,662 5,713
Ferro Corp
( d)
141,041 2,078
Hawkins Inc 16,462 719
HB Fuller Co 87,598 4,188
Innophos Holdings Inc 33,860 920
Innospec Inc 42,142 3,935

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Koppers Holdings Inc
( d)
35,544 $ 970
Kraton Corp
( d)
55,113 1,690
Materion Corp 35,040 2,177
Quaker Chemical Corp 22,954 4,301
Rayonier Advanced Materials Inc 85,728 399
Rogers Corp
( d)
31,927 5,066
Stepan Co 35,035 3,474
$ 37,546
Coal - 0.17%
CONSOL Energy Inc
( d)
47,530 1,022
SunCoke Energy Inc 154,693 1,174
$ 2,196
Commercial Services - 5.25%
ABM Industries Inc 114,232 4,808
American Public Education Inc
( d)
28,551 943
AMN Healthcare Services Inc
( d)
80,255 4,284
Arlo Technologies Inc
( d)
128,330 552
Cardtronics PLC
( d)
64,582 1,839
Care.com Inc
( d)
45,844 502
Career Education Corp
( d)
120,678 2,288
CorVel Corp
( d)
15,605 1,330
Cross Country Healthcare Inc
( d)
63,394 602
EVERTEC Inc 103,197 3,304
Forrester Research Inc 17,773 841
FTI Consulting Inc
( d)
65,434 6,835
Harsco Corp
( d)
138,043 3,238
Heidrick & Struggles International Inc 32,910 977
HMS Holdings Corp
( d)
149,931 5,233
Kelly Services Inc 53,688 1,494
Korn Ferry 97,140 3,816
LSC Communications Inc 57,685 58
Matthews International Corp 54,620 1,865
Medifast Inc 20,481 2,287
Monro Inc 57,114 4,810
Navigant Consulting Inc 67,734 1,650
Rent-A-Center Inc/ TX
( d)
77,244 2,088
Resources Connection Inc 51,815 912
RR Donnelley & Sons Co 121,878 246
Strategic Education Inc 37,753 6,720
Team Inc
( d)
52,070 862
TrueBlue Inc
( d)
69,121 1,366
Viad Corp 34,917 2,414
$ 68,164
Computers - 3.02%
3D Systems Corp
( d)
200,877 1,812
Agilysys Inc
( d)
30,335 744
Cray Inc
( d)
70,892 2,456
Cubic Corp 49,345 3,267
Diebold Nixdorf Inc
( d)
131,850 1,834
ExlService Holdings Inc
( d)
59,119 4,067
Insight Enterprises Inc
( d)
61,562 3,387
Mercury Systems Inc
( d)
95,280 7,767
MTS Systems Corp 30,906 1,781
OneSpan Inc
( d)
53,998 789
Qualys Inc
( d)
57,972 5,018
Sykes Enterprises Inc
( d)
67,932 1,922
TTEC Holdings Inc 23,909 1,122
Unisys Corp
( d)
89,114 1,104
Virtusa Corp
( d)
47,751 2,133
$ 39,203
Consumer Products - 0.61%
Central Garden & Pet Co
( d)
17,771 540
Central Garden & Pet Co - A Shares
( d)
71,203 1,961
Quanex Building Products Corp 57,018 1,062
WD-40 Co 23,751 4,312
$ 7,875
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0.41%
Avon Products Inc
( d)
762,983 $ 3,243
Inter Parfums Inc 29,776 2,063
$ 5,306
Distribution & Wholesale - 0.84%
Anixter International Inc
( d)
49,859 3,209
Core-Mark Holding Co Inc 78,967 2,956
Fossil Group Inc
( d)
78,566 867
G-III Apparel Group Ltd
( d)
71,610 2,052
ScanSource Inc
( d)
44,245 1,502
Veritiv Corp
( d)
22,137 386
$ 10,972
Diversified Financial Services - 1.88%
Blucora Inc
( d)
83,300 2,494
Boston Private Financial Holdings Inc 144,218 1,664
Encore Capital Group Inc
( d)
44,245 1,592
Enova International Inc
( d)
58,059 1,565
Greenhill & Co Inc 30,814 511
INTL. FCStone Inc
( d)
27,659 1,128
Meta Financial Group Inc 47,538 1,467
Piper Jaffray Cos 24,493 1,893
PRA Group Inc
( d)
78,127 2,432
Virtus Investment Partners Inc 12,028 1,289
Waddell & Reed Financial Inc 129,288 2,263
WageWorks Inc
( d)
68,634 3,512
WisdomTree Investments Inc 202,857 1,258
World Acceptance Corp
( d)
10,897 1,381
$ 24,449
Electric - 0.76%
Avista Corp 113,186 5,210
El Paso Electric Co 69,919 4,633
$ 9,843
Electrical Components & Equipment - 0.31%
Encore Wire Corp 35,968 1,976
Insteel Industries Inc 31,485 614
Powell Industries Inc 15,115 559
Vicor Corp
( d)
27,971 827
$ 3,976
Electronics - 3.97%
Advanced Energy Industries Inc
( d)
65,822 3,844
Alarm.com Holdings Inc
( d)
60,738 3,031
Applied Optoelectronics Inc
( d),(e)
32,609 326
Badger Meter Inc 50,121 2,681
Bel Fuse Inc 17,344 286
Benchmark Electronics Inc 66,392 1,797
Brady Corp 84,839 4,389
Comtech Telecommunications Corp 41,552 1,237
Control4 Corp
( d)
46,129 1,103
FARO Technologies Inc
( d)
29,831 1,593
II-VI Inc
( d)
102,788 4,081
Itron Inc
( d)
57,577 3,570
KEMET Corp 99,845 2,009
Knowles Corp
( d)
156,483 3,184
Mesa Laboratories Inc 6,137 1,544
OSI Systems Inc
( d)
28,986 3,263
Plexus Corp
( d)
51,825 3,094
Sanmina Corp
( d)
118,788 3,771
SMART Global Holdings Inc
( d)
21,707 661
TTM Technologies Inc
( d)
161,575 1,690
Watts Water Technologies Inc 47,670 4,425
$ 51,579
Energy - Alternate Sources - 0.60%
FutureFuel Corp 44,428 517
Green Plains Inc 66,969 676
Renewable Energy Group Inc
( d)
64,759 880
REX American Resources Corp
( d)
9,721 725
SolarEdge Technologies Inc
( d)
76,864 5,014
$ 7,812

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1.45%
Aegion Corp
( d)
53,956 $ 1,017
Arcosa Inc 83,231 3,121
Comfort Systems USA Inc 63,531 2,668
Exponent Inc 89,344 6,147
MYR Group Inc
( d)
28,593 1,033
TopBuild Corp
( d)
59,260 4,808
$ 18,794
Entertainment - 0.07%
Monarch Casino & Resort Inc
( d)
20,434 962
Environmental Control - 0.19%
US Ecology Inc 38,026 2,420
Food - 1.26%
B&G Foods Inc
( e)
112,463 2,056
Calavo Growers Inc 26,965 2,385
Cal-Maine Foods Inc 52,138 2,073
Chefs' Warehouse Inc/ The
( d)
39,684 1,447
Dean Foods Co 157,932 229
J&J Snack Foods Corp 25,915 4,816
John B Sanfilippo & Son Inc 15,135 1,315
Seneca Foods Corp - Class A
( d)
11,400 360
SpartanNash Co 62,512 739
United Natural Foods Inc
( d)
90,727 895
$ 16,315
Forest Products & Paper - 0.50%
Clearwater Paper Corp
( d)
28,429 558
Mercer International Inc 74,589 972
Neenah Inc 29,036 1,908
PH Glatfelter Co 75,844 1,238
Schweitzer-Mauduit International Inc 53,180 1,831
$ 6,507
Gas - 0.70%
Northwest Natural Holding Co 52,368 3,740
South Jersey Industries Inc 159,044 5,416
$ 9,156
Hand & Machine Tools - 0.24%
Franklin Electric Co Inc 66,305 3,107
Healthcare - Products - 3.48%
AngioDynamics Inc
( d)
64,065 1,306
BioTelemetry Inc
( d)
58,191 2,732
Cardiovascular Systems Inc
( d)
59,952 2,747
CONMED Corp 44,710 3,905
CryoLife Inc
( d)
59,130 1,704
Cutera Inc
( d)
24,163 618
Genomic Health Inc
( d)
36,944 2,696
Integer Holdings Corp
( d)
51,662 4,522
Invacare Corp 58,114 311
Lantheus Holdings Inc
( d)
66,826 1,512
LeMaitre Vascular Inc 27,428 907
Luminex Corp 72,005 1,565
Meridian Bioscience Inc 73,383 877
Merit Medical Systems Inc
( d)
94,689 3,736
Natus Medical Inc
( d)
58,539 1,819
OraSure Technologies Inc
( d)
106,817 892
Orthofix Medical Inc
( d)
32,823 1,754
Repligen Corp
( d)
72,352 6,829
Surmodics Inc
( d)
23,064 962
Tactile Systems Technology Inc
( d)
29,491 1,703
Varex Imaging Corp
( d)
65,931 2,096
$ 45,193
Healthcare - Services - 2.18%
Addus HomeCare Corp
( d)
17,474 1,408
Community Health Systems Inc
( d),(e)
203,239 417
Ensign Group Inc/The 85,782 5,169
LHC Group Inc
( d)
50,413 6,381
Magellan Health Inc
( d)
41,390 2,911
Medpace Holdings Inc
( d)
45,012 3,545
Providence Service Corp/ The
( d)
19,090 1,064
Select Medical Holdings Corp
( d)
186,490 3,122
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Tivity Health Inc
( d)
82,116 $ 1,433
US Physical Therapy Inc 21,967 2,836
$ 28,286
Home Builders - 1.83%
Cavco Industries Inc
( d)
14,723 2,611
Century Communities Inc
( d)
47,493 1,309
Installed Building Products Inc
( d)
36,164 1,927
LCI Industries 43,062 3,946
LGI Homes Inc
( d)
32,362 2,275
M/I Homes Inc
( d)
47,459 1,679
MDC Holdings Inc 84,724 3,062
Meritage Homes Corp
( d)
61,917 3,889
William Lyon Homes
( d)
56,800 1,115
Winnebago Industries Inc 49,930 2,012
$ 23,825
Home Furnishings - 0.65%
Daktronics Inc 68,443 434
Ethan Allen Interiors Inc 42,554 876
iRobot Corp
( d),(e)
48,295 3,530
Sleep Number Corp
( d)
52,011 2,557
Universal Electronics Inc
( d)
23,857 1,022
$ 8,419
Insurance - 3.75%
Ambac Financial Group Inc
( d)
78,362 1,428
American Equity Investment Life Holding Co 156,445 4,036
AMERISAFE Inc 33,181 2,159
eHealth Inc
( d)
32,750 3,398
Employers Holdings Inc 55,176 2,422
HCI Group Inc 11,564 464
Horace Mann Educators Corp 70,846 3,078
James River Group Holdings Ltd 51,924 2,483
NMI Holdings Inc
( d)
116,256 2,892
ProAssurance Corp 92,514 3,616
RLI Corp 67,494 6,083
Safety Insurance Group Inc 25,158 2,482
Selective Insurance Group Inc 101,963 7,668
Stewart Information Services Corp 40,799 1,543
Third Point Reinsurance Ltd
( d)
128,233 1,293
United Fire Group Inc 36,877 1,928
United Insurance Holdings Corp 37,171 421
Universal Insurance Holdings Inc 54,874 1,361
$ 48,755
Internet - 1.88%
8x8 Inc
( d)
165,753 4,006
Cogent Communications Holdings Inc 71,828 4,526
ePlus Inc
( d)
23,429 1,778
HealthStream Inc
( d)
44,046 1,244
Liquidity Services Inc
( d)
46,129 301
New Media Investment Group Inc 93,780 1,010
NIC Inc 115,187 2,089
Perficient Inc
( d)
56,714 1,938
QuinStreet Inc
( d)
67,340 1,097
Shutterfly Inc
( d)
59,045 2,993
Shutterstock Inc 32,129 1,233
Stamps.com Inc
( d)
28,022 1,338
TechTarget Inc
( d)
37,530 864
$ 24,417
Iron & Steel - 0.12%
AK Steel Holding Corp
( d),(e)
544,571 1,536
Leisure Products & Services - 0.68%
Callaway Golf Co 152,181 2,791
Fox Factory Holding Corp
( d)
65,709 5,262
Nautilus Inc
( d)
51,077 99
Vista Outdoor Inc
( d)
99,375 715
$ 8,867
Lodging - 0.10%
Marcus Corp/The 37,541 1,314

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.10%
Astec Industries Inc 38,786 $ 1,268
Machinery - Diversified - 1.88%
Alamo Group Inc 16,589 1,624
Albany International Corp 52,443 4,509
Applied Industrial Technologies Inc 66,436 4,042
Briggs & Stratton Corp 72,401 690
Chart Industries Inc
( d)
61,715 4,661
DXP Enterprises Inc/ TX
( d)
27,559 936
Ichor Holdings Ltd
( d)
38,524 971
Lindsay Corp 18,568 1,694
SPX FLOW Inc
( d)
73,221 2,970
Tennant Co 31,268 2,380
$ 24,477
Media - 0.40%
EW Scripps Co/The 97,193 1,490
Gannett Co Inc 197,141 2,021
Scholastic Corp 47,947 1,638
$ 5,149
Metal Fabrication & Hardware - 0.60%
AZZ Inc 44,984 2,095
CIRCOR International Inc
( d)
34,253 1,302
Mueller Industries Inc 97,479 2,943
Olympic Steel Inc 15,724 198
TimkenSteel Corp
( d)
67,814 474
Tredegar Corp 44,006 733
$ 7,745
Mining - 0.38%
Century Aluminum Co
( d)
85,620 616
Kaiser Aluminum Corp 27,765 2,673
Livent Corp
( d)
251,334 1,618
$ 4,907
Miscellaneous Manufacturers - 2.94%
Actuant Corp 105,728 2,421
EnPro Industries Inc 35,702 2,536
ESCO Technologies Inc 44,719 3,737
Fabrinet
( d)
63,407 3,404
Federal Signal Corp 103,782 3,233
Haynes International Inc 21,544 641
Hillenbrand Inc 107,801 3,632
John Bean Technologies Corp 54,449 6,461
LSB Industries Inc
( d)
35,164 175
Lydall Inc
( d)
30,179 712
Myers Industries Inc 61,046 987
Proto Labs Inc
( d)
46,220 4,812
Raven Industries Inc 62,017 2,247
Standex International Corp 21,779 1,533
Sturm Ruger & Co Inc 30,054 1,698
$ 38,229
Office & Business Equipment - 0.10%
Pitney Bowes Inc 311,111 1,260
Office Furnishings - 0.11%
Interface Inc 103,266 1,431
Oil & Gas - 1.63%
Bonanza Creek Energy Inc
( d)
32,307 704
Carrizo Oil & Gas Inc
( d)
148,094 1,411
Denbury Resources Inc
( d)
793,976 897
Diamond Offshore Drilling Inc
( d),(e)
111,404 1,007
Gulfport Energy Corp
( d)
249,574 943
HighPoint Resources Corp
( d)
191,349 239
Laredo Petroleum Inc
( d)
264,691 879
Nabors Industries Ltd 568,891 1,684
Noble Corp PLC
( d)
428,908 956
Par Pacific Holdings Inc
( d)
52,031 1,200
PDC Energy Inc
( d)
114,102 3,278
Penn Virginia Corp
( d)
23,144 792
Ring Energy Inc
( d)
102,725 252
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
SM Energy Co 177,483 $ 1,770
SRC Energy Inc
( d)
418,988 1,710
Unit Corp
( d)
95,485 621
Whiting Petroleum Corp
( d),(e)
157,133 2,778
$ 21,121
Oil & Gas Services - 1.60%
Archrock Inc 224,362 2,464
C&J Energy Services Inc
( d)
105,756 1,157
DMC Global Inc 24,506 1,280
Dril -Quip Inc
( d)
62,365 3,282
Era Group Inc
( d)
35,215 363
Exterran Corp
( d)
54,405 743
Geospace Technologies Corp
( d)
23,467 366
Gulf Island Fabrication Inc
( d)
23,868 171
Helix Energy Solutions Group Inc
( d)
240,772 2,109
KLX Energy Services Holdings Inc
( d)
39,849 626
Matrix Service Co
( d)
46,147 848
Newpark Resources Inc
( d)
155,801 1,189
Oil States International Inc
( d)
104,047 1,552
ProPetro Holding Corp
( d)
127,923 2,319
Superior Energy Services Inc
( d)
268,473 244
TETRA Technologies Inc
( d)
216,230 337
US Silica Holdings Inc
( e)
126,617 1,755
$ 20,805
Pharmaceuticals - 2.62%
Akorn Inc
( d)
162,483 605
Amphastar Pharmaceuticals Inc
( d)
60,765 1,225
Anika Therapeutics Inc
( d)
24,457 1,347
Assertio Therapeutics Inc
( d)
110,870 380
Corcept Therapeutics Inc
( d)
179,929 2,026
Cytokinetics Inc
( d)
99,363 1,211
Diplomat Pharmacy Inc
( d)
97,748 515
Eagle Pharmaceuticals Inc/ DE
( d)
17,738 973
Enanta Pharmaceuticals Inc
( d)
27,427 2,058
Endo International PLC
( d)
346,531 1,099
Heska Corp
( d)
12,008 962
Lannett Co Inc
( d),(e)
58,895 416
Momenta Pharmaceuticals Inc
( d)
169,754 1,918
Neogen Corp
( d)
89,722 6,406
Owens & Minor Inc 108,341 294
Phibro Animal Health Corp 34,925 1,087
Progenics Pharmaceuticals Inc
( d)
145,880 785
Spectrum Pharmaceuticals Inc
( d)
183,101 1,388
Supernus Pharmaceuticals Inc
( d)
90,177 3,009
USANA Health Sciences Inc
( d)
22,944 1,561
Vanda Pharmaceuticals Inc
( d)
91,174 1,135
Xencor Inc
( d)
82,441 3,629
$ 34,029
Real Estate - 0.24%
Marcus & Millichap Inc
( d)
36,970 1,227
RE/MAX Holdings Inc 30,655 892
Realogy Holdings Corp 196,612 1,024
$ 3,143
REITs - 8.00%
Acadia Realty Trust 142,482 3,999
Agree Realty Corp 66,219 4,427
American Assets Trust Inc 81,311 3,773
Apollo Commercial Real Estate Finance Inc 236,986 4,460
Armada Hoffler Properties Inc 90,236 1,528
ARMOUR Residential REIT Inc 90,232 1,612
Capstead Mortgage Corp 162,798 1,372
CareTrust REIT Inc 164,539 3,822
CBL & Associates Properties Inc 298,631 314
Cedar Realty Trust Inc 147,928 411
Chatham Lodging Trust 80,174 1,432
Chesapeake Lodging Trust 104,606 2,874
Community Healthcare Trust Inc 30,848 1,268
DiamondRock Hospitality Co 346,783 3,492
Easterly Government Properties Inc 117,099 2,210

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Four Corners Property Trust Inc 117,751 $ 3,172
Franklin Street Properties Corp 184,593 1,488
Getty Realty Corp 58,573 1,756
Global Net Lease Inc 144,329 2,817
Granite Point Mortgage Trust Inc 92,513 1,767
Hersha Hospitality Trust 62,107 970
Independence Realty Trust Inc 154,646 1,910
Innovative Industrial Properties Inc 19,114 2,020
Invesco Mortgage Capital Inc 221,357 3,648
iStar Inc 111,368 1,470
Kite Realty Group Trust 144,494 2,299
Lexington Realty Trust 359,840 3,552
LTC Properties Inc 68,409 3,153
National Storage Affiliates Trust 97,921 2,966
New York Mortgage Trust Inc 392,586 2,399
NorthStar Realty Europe Corp 86,611 1,472
Office Properties Income Trust 82,785 2,332
Pennsylvania Real Estate Investment Trust
( e)
102,574 613
PennyMac Mortgage Investment Trust 131,539 2,898
Redwood Trust Inc 166,768 2,822
Retail Opportunity Investments Corp 196,782 3,570
RPT Realty 138,323 1,694
Saul Centers Inc 20,017 1,097
Summit Hotel Properties Inc 180,891 2,010
Universal Health Realty Income Trust 21,774 2,007
Urstadt Biddle Properties Inc 51,474 1,111
Washington Prime Group Inc
( e)
321,043 1,165
Washington Real Estate Investment Trust 137,775 3,713
Whitestone REIT 68,566 874
Xenia Hotels & Resorts Inc 193,908 4,155
$ 103,914
Retail - 5.91%
Abercrombie & Fitch Co 114,677 2,171
Asbury Automotive Group Inc
( d)
33,600 3,094
Ascena Retail Group Inc
( d)
299,290 133
Barnes & Noble Education Inc
( d)
60,392 211
Barnes & Noble Inc 98,298 641
Big Lots Inc 68,683 1,758
BJ's Restaurants Inc 35,693 1,417
Bloomin ' Brands Inc 157,867 2,688
Boot Barn Holdings Inc
( d)
48,814 1,527
Buckle Inc/ The
( e)
49,155 1,000
Caleres Inc 72,728 1,366
Cato Corp/The 39,603 569
Chico's FAS Inc 203,037 648
Children's Place Inc/The 27,280 2,664
Chuy's Holdings Inc
( d)
28,981 685
Conn's Inc
( d)
42,313 880
Dave & Buster's Entertainment Inc 62,661 2,547
Designer Brands Inc 98,769 1,815
Dine Brands Global Inc 30,186 2,478
El Pollo Loco Holdings Inc
( d)
37,712 371
Express Inc
( d)
115,639 286
EZCORP Inc
( d)
90,334 890
Fiesta Restaurant Group Inc
( d)
40,641 388
FirstCash Inc 74,266 7,474
GameStop Corp 155,407 625
Genesco Inc
( d)
29,857 1,176
GMS Inc
( d)
55,603 1,252
Group 1 Automotive Inc 30,283 2,543
Guess? Inc 86,368 1,455
Haverty Furniture Cos Inc 32,388 587
Hibbett Sports Inc
( d)
31,648 582
JC Penney Co Inc
( d),(e)
545,384 434
Kirkland's Inc
( d),(e)
24,383 42
La-Z-Boy Inc 80,322 2,650
Lithia Motors Inc 38,475 5,074
Lumber Liquidators Holdings Inc
( d),(e)
49,379 433
MarineMax Inc
( d)
39,313 607
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Movado Group Inc 28,341 $ 746
Office Depot Inc 940,390 1,918
PetMed Express Inc
( e)
34,643 602
Red Robin Gourmet Burgers Inc
( d)
22,321 737
Regis Corp
( d)
50,775 929
RH
( d),(e)
27,814 3,877
Ruth's Hospitality Group Inc 48,796 1,087
Shake Shack Inc
( d)
44,994 3,359
Shoe Carnival Inc
( e)
16,754 425
Sonic Automotive Inc 41,158 1,135
Tailored Brands Inc
( e)
86,385 421
Tile Shop Holdings Inc 66,280 172
Vera Bradley Inc
( d)
36,012 423
Vitamin Shoppe Inc
( d)
26,848 119
Wingstop Inc 50,608 4,838
Zumiez Inc
( d)
32,790 812
$ 76,761
Savings & Loans - 1.55%
Axos Financial Inc
( d)
92,841 2,721
Banc of California Inc 73,698 1,152
Berkshire Hills Bancorp Inc 78,373 2,571
Brookline Bancorp Inc 137,327 2,036
Dime Community Bancshares Inc 52,759 1,065
Northfield Bancorp Inc 81,406 1,274
Northwest Bancshares Inc 182,852 3,136
Oritani Financial Corp 65,966 1,194
Pacific Premier Bancorp Inc 77,700 2,458
Provident Financial Services Inc 105,714 2,556
$ 20,163
Semiconductors - 3.16%
Axcelis Technologies Inc
( d)
56,708 910
Brooks Automation Inc 124,180 4,818
Cabot Microelectronics Corp 50,028 6,086
CEVA Inc
( d)
37,827 1,051
Cohu Inc 70,608 1,071
CTS Corp 56,559 1,783
Diodes Inc
( d)
68,833 2,932
DSP Group Inc
( d)
34,019 548
FormFactor Inc
( d)
128,388 2,154
Kopin Corp
( d),(e)
115,866 135
Kulicke & Soffa Industries Inc 111,929 2,533
MaxLinear Inc
( d)
110,602 2,431
Nanometrics Inc
( d)
42,235 1,325
Photronics Inc
( d)
115,451 1,112
Power Integrations Inc 50,388 4,589
Rambus Inc
( d)
189,412 2,360
Rudolph Technologies Inc
( d)
53,409 1,438
Ultra Clean Holdings Inc
( d)
67,711 988
Veeco Instruments Inc
( d)
83,791 998
Xperi Corp 84,839 1,811
$ 41,073
Software - 2.79%
Bottomline Technologies DE Inc
( d)
65,106 2,740
Computer Programs & Systems Inc 21,004 542
CSG Systems International Inc 57,183 2,930
Donnelley Financial Solutions Inc
( d)
58,873 802
Ebix Inc 37,838 1,742
LivePerson Inc
( d)
102,698 3,409
ManTech International Corp/VA 45,950 3,160
MicroStrategy Inc
( d)
14,123 1,931
Monotype Imaging Holdings Inc 71,221 1,422
NextGen Healthcare Inc
( d)
82,379 1,348
Omnicell Inc
( d)
70,956 5,337
PDF Solutions Inc
( d)
48,009 641
Progress Software Corp 76,596 3,316
SPS Commerce Inc
( d)
30,838 3,449
Tabula Rasa HealthCare Inc
( d)
31,416 1,893
TiVo Corp 215,018 1,630
$ 36,292

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Storage & Warehousing - 0.20%
Mobile Mini Inc 77,418 $ 2,629
Telecommunications - 2.23%
ADTRAN Inc 82,301 914
ATN International Inc 18,723 1,054
CalAmp Corp
( d)
57,836 645
Cincinnati Bell Inc
( d)
86,705 331
Consolidated Communications Holdings Inc 123,935 584
Digi International Inc
( d)
48,302 634
Extreme Networks Inc
( d)
204,430 1,664
Finisar Corp
( d)
202,965 4,776
Frontier Communications Corp
( d)
181,254 239
Harmonic Inc
( d)
152,857 1,142
Iridium Communications Inc
( d)
165,437 4,209
NETGEAR Inc
( d)
54,212 1,835
Spok Holdings Inc 30,758 400
Viavi Solutions Inc
( d)
393,671 5,775
Vonage Holdings Corp
( d)
383,965 4,761
$ 28,963
Textiles - 0.40%
UniFirst Corp/MA 26,430 5,203
Transportation - 1.61%
ArcBest Corp 43,920 1,315
Atlas Air Worldwide Holdings Inc
( d)
44,502 2,032
Echo Global Logistics Inc
( d)
48,023 1,011
Forward Air Corp 49,399 3,112
Heartland Express Inc 81,852 1,624
Hub Group Inc
( d)
58,709 2,662
Marten Transport Ltd 66,745 1,340
Matson Inc 73,723 3,016
Saia Inc
( d)
44,569 3,401
SEACOR Holdings Inc
( d)
29,984 1,428
$ 20,941
Trucking & Leasing - 0.12%
Greenbrier Cos Inc/The 55,786 1,613
Water - 0.72%
American States Water Co 63,341 4,907
California Water Service Group 82,861 4,424
$ 9,331
TOTAL COMMON STOCKS $ 1,284,635
Total Investments $ 1,312,311
Other Assets and Liabilities -  (1.03)% (13,380)
TOTAL NET ASSETS - 100.00% $ 1,298,931
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $17,088 or 1.32 % of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $21 or 0.00% of net assets.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 24.10%
Consumer, Non-cyclical 19.20%
Industrial 17.54%
Consumer, Cyclical 14.41%
Technology 9.07%
Communications 4.51%
Energy 4.00%
Basic Materials 3.89%
Utilities 2.18%
Money Market Funds 2.04%
Investment Companies 0.09%
Other Assets and Liabilities
(1.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 48,612 $ 236,563 $ 264,289 $ 20,886
$ 48,612 $ 236,563 $ 264,289 $ 20,886
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 516 $ — $ — $ —
$ 516 $ — $ — $ —
Amounts in thousands
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini ; September 2019 Long 171 $ 13,481 $ (12)
Total $ (12)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.30% Shares Held Value (000's)
Exchange-Traded Funds - 1.96%
iShares Russell 2000 Value ETF 168,025 $ 20,324
Money Market Funds - 4.34%
BlackRock Liquidity FedFund 2.21%
(a),(b)
6,336,810 6,337
Principal Government Money Market Fund
2.18%
(a),(b), (c)
38,718,141 38,718
$ 45,055
TOTAL INVESTMENT COMPANIES $ 65,379
COMMON STOCKS - 94.93% Shares Held Value (000's)
Advertising - 0.16%
Boston Omaha Corp
( d),(e)
420 9
Clear Channel Outdoor Holdings Inc
( d)
3,042 9
Fluent Inc
( d)
1,105 6
MDC Partners Inc
( d)
346,530 866
National CineMedia Inc 93,926 669
Quotient Technology Inc
( d)
4,880 51
$ 1,610
Aerospace & Defense - 1.24%
AAR Corp 44,289 1,854
Aerojet Rocketdyne Holdings Inc
( d)
17,643 754
AeroVironment Inc
( d)
2,050 112
Astronics Corp
( d)
4,620 170
Barnes Group Inc 26,894 1,400
Ducommun Inc
( d)
3,921 165
Kaman Corp 2,322 147
Moog Inc 75,948 6,187
National Presto Industries Inc
( e)
16,882 1,553
Park Aerospace Corp 16,318 297
Triumph Group Inc 4,639 113
Wesco Aircraft Holdings Inc
( d)
7,372 77
$ 12,829
Agriculture - 0.28%
Alico Inc 478 15
Andersons Inc/The 2,151 58
Cadiz Inc
( d),(e)
1,224 13
Darling Ingredients Inc
( d)
11,250 229
Limoneira Co 1,079 21
Pyxus International Inc
( d),(e)
829 12
Universal Corp/VA 33,498 1,993
Vector Group Ltd 51,781 598
$ 2,939
Airlines - 0.18%
Hawaiian Holdings Inc 33,970 883
Mesa Air Group Inc
( d)
1,452 15
SkyWest Inc 15,434 937
Spirit Airlines Inc
( d)
1,007 43
$ 1,878
Apparel - 0.09%
Deckers Outdoor Corp
( d)
1,020 159
Kontoor Brands Inc 3,691 108
Oxford Industries Inc 1,168 86
Rocky Brands Inc 1,647 52
Superior Group of Cos Inc 882 15
Unifi Inc
( d)
19,298 361
Weyco Group Inc 656 18
Wolverine World Wide Inc 4,720 128
$ 927
Automobile Manufacturers - 0.61%
Blue Bird Corp
( d)
91,485 1,896
Navistar International Corp
( d)
54,679 1,708
REV Group Inc 56,519 824
Wabash National Corp 118,794 1,880
$ 6,308
Automobile Parts & Equipment - 1.78%
Adient PLC 74,678 1,774
American Axle & Manufacturing Holdings Inc
( d)
11,029 134
Commercial Vehicle Group Inc
( d)
187,192 1,520
Cooper Tire & Rubber Co 57,240 1,540
Cooper-Standard Holdings Inc
( d)
31,755 1,572
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc 17,214 $ 288
Delphi Technologies PLC 81,200 1,522
Goodyear Tire & Rubber Co/The 101,300 1,391
Meritor Inc
( d)
65,163 1,611
Methode Electronics Inc 55,298 1,656
Miller Industries Inc/TN 25,730 803
Modine Manufacturing Co
( d)
5,852 80
Motorcar Parts of America Inc
( d)
69,951 1,250
Spartan Motors Inc 36,516 439
Standard Motor Products Inc 6,911 318
Tenneco Inc
( e)
4,653 42
Tower International Inc 51,390 1,583
Visteon Corp
( d)
15,027 990
$ 18,513
Banks - 15.68%
1st Constitution Bancorp 845 15
1st Source Corp 18,702 878
ACNB Corp 698 26
Allegiance Bancshares Inc
( d)
1,804 61
Amalgamated Bank 51,498 884
American National Bankshares Inc 1,034 38
Ameris Bancorp 4,037 161
Ames National Corp 879 24
Arrow Financial Corp 4,883 162
Associated Banc-Corp 71,600 1,552
Atlantic Capital Bancshares Inc
( d)
2,096 39
Atlantic Union Bankshares Corp 209,340 7,962
BancFirst Corp 7,423 433
Bancorp Inc/ The
( d)
17,670 171
BancorpSouth Bank 6,554 196
Bank of Commerce Holdings 1,938 21
Bank of Marin Bancorp 1,251 55
Bank of NT Butterfield & Son Ltd/The 4,015 126
Bank of Princeton/The 588 16
Bank7 Corp
( d)
562 11
BankUnited Inc 45,600 1,569
Bankwell Financial Group Inc 662 19
Banner Corp 4,033 239
Bar Harbor Bankshares 24,346 618
Baycom Corp
( d)
690 16
BCB Bancorp Inc 1,565 20
Bridge Bancorp Inc 28,275 826
Bridgewater Bancshares Inc
( d)
2,315 28
Bryn Mawr Bank Corp 15,223 565
Business First Bancshares Inc 1,208 30
Byline Bancorp Inc
( d)
2,209 42
C&F Financial Corp 368 20
Cadence BanCorp 44,995 771
Cambridge Bancorp 313 24
Camden National Corp 21,463 959
Capital Bancorp Inc
( d)
1,017 13
Capital City Bank Group Inc 1,861 48
Capstar Financial Holdings Inc 1,452 24
Carolina Financial Corp 36,282 1,274
Cathay General Bancorp 71,586 2,664
CenterState Bank Corp 30,676 746
Central Pacific Financial Corp 7,818 230
Central Valley Community Bancorp 1,218 25
Century Bancorp Inc/MA 242 20
Chemical Financial Corp 57,120 2,401
Chemung Financial Corp 382 17
Citizens & Northern Corp 2,779 71
City Holding Co 12,368 958
Civista Bancshares Inc 1,494 33
CNB Financial Corp/PA 1,829 51
Coastal Financial Corp/ WA
( d)
570 9
Codorus Valley Bancorp Inc 945 22
Columbia Banking System Inc 15,004 566
Community Bank System Inc 12,725 840

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Community Financial Corp/The 530 $ 17
Community Trust Bancorp Inc 29,467 1,246
ConnectOne Bancorp Inc 54,845 1,254
Customers Bancorp Inc
( d)
74,573 1,538
CVB Financial Corp 66,355 1,460
Eagle Bancorp Inc 21,472 866
Enterprise Bancorp Inc/MA 896 27
Enterprise Financial Services Corp 132,700 5,531
Equity Bancshares Inc
( d)
43,811 1,160
Esquire Financial Holdings Inc
( d)
491 13
Evans Bancorp Inc 509 19
Farmers & Merchants Bancorp Inc/Archbold
OH
( e)
975 28
Farmers National Banc Corp 2,493 36
FB Financial Corp 839 32
Fidelity D&D Bancorp Inc 195 13
Financial Institutions Inc 40,064 1,233
First Bancorp Inc/ME 988 26
First BanCorp /Puerto Rico 182,392 1,963
First Bancorp/Southern Pines NC 162,510 6,003
First Bancshares Inc/The 1,565 52
First Bank/Hamilton NJ 1,849 21
First Busey Corp 6,485 175
First Business Financial Services Inc 16,926 403
First Choice Bancorp 988 22
First Commonwealth Financial Corp 16,900 233
First Community Bankshares Inc 1,439 48
First Financial Bancorp 385,449 9,825
First Financial Corp/IN 32,684 1,418
First Foundation Inc 2,630 40
First Guaranty Bancshares Inc 627 14
First Hawaiian Inc 59,107 1,582
First Internet Bancorp 43,123 909
First Interstate BancSystem Inc 4,037 162
First Merchants Corp 216,950 8,550
First Mid Bancshares Inc 12,023 410
First Midwest Bancorp Inc/IL 22,194 480
First Northwest Bancorp 942 15
First of Long Island Corp/The 54,665 1,209
Flagstar Bancorp Inc 1,950 67
FNB Corp/PA 99,700 1,201
Franklin Financial Network Inc 58,662 1,731
Fulton Financial Corp 132,216 2,248
FVCBankcorp Inc
( d)
1,213 22
German American Bancorp Inc 6,194 196
Glacier Bancorp Inc 11,678 489
Great Southern Bancorp Inc 26,857 1,610
Great Western Bancorp Inc 64,926 2,196
Guaranty Bancshares Inc/TX 824 25
Hancock Whitney Corp 35,451 1,471
Hanmi Financial Corp 77,115 1,657
HarborOne Bancorp Inc
( d)
796 15
Heartland Financial USA Inc 3,542 170
Heritage Commerce Corp 7,813 97
Heritage Financial Corp/WA 2,506 71
Hilltop Holdings Inc 75,733 1,718
Home BancShares Inc/AR 78,647 1,547
HomeStreet Inc
( d)
55,642 1,614
Hope Bancorp Inc 144,612 2,133
Horizon Bancorp Inc/IN 50,489 880
Howard Bancorp Inc
( d)
1,297 19
IBERIABANK Corp 23,102 1,815
Independent Bank Corp 2,054 160
Independent Bank Corp/MI 8,733 190
Independent Bank Group Inc 1,870 106
International Bancshares Corp 40,527 1,525
Investar Holding Corp 706 17
Kearny Financial Corp/MD 3,891 52
Lakeland Bancorp Inc 103,609 1,697
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Lakeland Financial Corp 107,144 $ 4,927
LCNB Corp 1,268 23
LegacyTexas Financial Group Inc 15,612 667
Level One Bancorp Inc 599 14
Live Oak Bancshares Inc
( e)
79,534 1,549
Luther Burbank Corp 79,251 884
Macatawa Bank Corp 2,554 26
Mercantile Bank Corp 2,203 74
Merchants Bancorp/IN 47,314 846
Metropolitan Bank Holding Corp
( d)
9,484 398
Mid Penn Bancorp Inc 732 19
Midland States Bancorp Inc 59,010 1,600
MidWestOne Financial Group Inc 13,856 430
MVB Financial Corp 979 17
National Bank Holdings Corp 11,790 427
National Bankshares Inc 633 23
NBT Bancorp Inc 13,099 507
Nicolet Bankshares Inc
( d)
769 51
Northeast Bank 761 17
Northrim BanCorp Inc 12,810 499
Norwood Financial Corp 625 22
Oak Valley Bancorp 777 15
OFG Bancorp 5,600 127
Ohio Valley Banc Corp 425 15
Old Line Bancshares Inc 1,455 41
Old National Bancorp/IN 34,519 608
Old Second Bancorp Inc 2,798 37
OP Bancorp 8,919 88
Opus Bank 36,736 824
Origin Bancorp Inc 1,776 62
Orrstown Financial Services Inc 17,239 394
Pacific Mercantile Bancorp
( d)
2,046 16
Park National Corp 5,457 516
Parke Bancorp Inc 898 22
PCB Bancorp 1,285 21
PCSB Financial Corp 1,419 28
Peapack Gladstone Financial Corp 56,335 1,602
Penns Woods Bancorp Inc 498 23
Peoples Bancorp Inc/OH 1,720 56
Peoples Bancorp of North Carolina Inc 519 14
Peoples Financial Services Corp 676 33
People's Utah Bancorp 1,387 42
Preferred Bank/Los Angeles CA 1,464 79
Premier Financial Bancorp Inc 1,321 21
Provident Bancorp Inc
( d)
443 12
QCR Holdings Inc 1,386 53
RBB Bancorp 21,807 439
Reliant Bancorp Inc
( e)
958 24
Renasant Corp 30,725 1,103
Republic Bancorp Inc/KY 15,816 756
S&T Bancorp Inc 19,819 754
Sandy Spring Bancorp Inc 48,888 1,781
SB One Bancorp 879 20
Seacoast Banking Corp of Florida
( d)
2,867 78
Select Bancorp Inc
( d)
1,697 19
ServisFirst Bancshares Inc 1,594 54
Shore Bancshares Inc 1,324 22
Sierra Bancorp 4,647 121
Simmons First National Corp 42,642 1,098
SmartFinancial Inc
( d)
1,239 27
South State Corp 14,001 1,121
Southern First Bancshares Inc
( d)
682 28
Southern National Bancorp of Virginia Inc 52,933 843
Southside Bancshares Inc 3,650 126
Spirit of Texas Bancshares Inc
( d),(e)
1,135 24
Sterling Bancorp Inc/MI 78,262 769
Stock Yards Bancorp Inc 2,885 111
Summit Financial Group Inc 1,097 29
TCF Financial Corp/DE 52,500 1,122

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Texas Capital Bancshares Inc
( d)
26,800 $ 1,687
Tompkins Financial Corp 1,930 159
Towne Bank/Portsmouth VA 23,322 655
TriCo Bancshares 25,660 969
TriState Capital Holdings Inc
( d)
1,739 37
Triumph Bancorp Inc
( d)
24,372 760
TrustCo Bank Corp NY 248,012 2,009
Trustmark Corp 68,395 2,430
UMB Financial Corp 10,163 694
Umpqua Holdings Corp 28,090 491
Union Bankshares Inc/Morrisville VT 356 12
United Bankshares Inc/WV 28,761 1,081
United Community Banks Inc/GA 306,975 8,811
United Security Bancshares/Fresno CA 1,478 16
Unity Bancorp Inc 780 16
Univest Financial Corp 22,707 624
Valley National Bancorp 177,337 1,979
Veritex Holdings Inc 11,377 291
Walker & Dunlop Inc 7,554 440
Washington Trust Bancorp Inc 7,128 358
Webster Financial Corp 107,050 5,460
WesBanco Inc 20,266 741
West Bancorporation Inc 17,811 377
Westamerica Bancorporation 2,324 149
Western New England Bancorp Inc 2,457 23
Wintrust Financial Corp 13,130 939
$ 162,807
Beverages - 0.00%
Craft Brew Alliance Inc
( d)
1,079 17
Farmer Brothers Co
( d)
1,008 16
$ 33
Biotechnology - 0.46%
Abeona Therapeutics Inc
( d)
3,019 8
Acceleron Pharma Inc
( d)
695 30
Achillion Pharmaceuticals Inc
( d)
11,965 53
Acorda Therapeutics Inc
( d)
5,131 35
Aduro Biotech Inc
( d)
461 1
Affimed NV
( d)
1,145 3
Aldeyra Therapeutics Inc
( d)
717 4
AMAG Pharmaceuticals Inc
( d),(e)
2,950 24
AnaptysBio Inc
( d)
330 18
Arcus Biosciences Inc
( d)
2,759 22
Ardelyx Inc
( d)
4,007 10
Arena Pharmaceuticals Inc
( d)
871 55
ArQule Inc
( d)
898 9
Assembly Biosciences Inc
( d)
1,775 22
Avid Bioservices Inc
( d)
454 3
BioCryst Pharmaceuticals Inc
( d)
1,976 6
BioTime Inc
( d)
10,160 11
Calithera Biosciences Inc
( d)
2,798 12
Cambrex Corp
( d)
2,069 91
Cara Therapeutics Inc
( d)
433 10
CASI Pharmaceuticals Inc
( d),(e)
336 1
CEL-SCI Corp
( d),(e)
190 1
Constellation Pharmaceuticals Inc
( d)
114 1
Dynavax Technologies Corp
( d)
1,085 3
ElectroCore Inc
( d),(e)
2,166 3
Emergent BioSolutions Inc
( d)
74,940 3,308
Enzo Biochem Inc
( d)
4,565 18
Epizyme Inc
( d)
1,821 24
Evelo Biosciences Inc
( d),(e)
1,240 8
FibroGen Inc
( d)
687 32
Five Prime Therapeutics Inc
( d)
2,959 15
Geron Corp
( d),(e)
15,185 18
Gossamer Bio Inc
( d)
801 16
ImmunoGen Inc
( d)
6,114 14
Immunomedics Inc
( d)
2,217 33
Intrexon Corp
( d),(e)
4,680 37
Kezar Life Sciences Inc
( d)
1,374 8
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Kiniksa Pharmaceuticals Ltd
( d)
58 $ 1
Ligand Pharmaceuticals Inc
( d)
1,401 128
MacroGenics Inc
( d)
2,215 32
Medicines Co/ The
( d)
4,128 148
Menlo Therapeutics Inc
( d)
1,863 7
Mersana Therapeutics Inc
( d)
3,369 12
Molecular Templates Inc
( d)
695 5
Myriad Genetics Inc
( d)
7,824 228
Neon Therapeutics Inc
( d),(e)
1,584 5
Novavax Inc
( d),(e)
1,673 7
Osmotica Pharmaceuticals PLC
( d)
1,697 6
Pacific Biosciences of California Inc
( d)
1,118 6
PDL BioPharma Inc
( d)
10,451 30
PolarityTE Inc
( d),(e)
1,571 7
Prothena Corp PLC
( d)
3,523 33
resTORbio Inc
( d),(e)
1,416 15
Rigel Pharmaceuticals Inc
( d)
1,576 4
Sangamo Therapeutics Inc
( d)
2,945 35
Solid Biosciences Inc
( d),(e)
1,419 8
Strongbridge Biopharma PLC
( d)
3,778 10
Synlogic Inc
( d)
1,406 8
Synthorx Inc
( d)
175 3
TCR2 Therapeutics Inc
( d)
110 2
UNITY Biotechnology Inc
( d)
877 6
VBI Vaccines Inc
( d)
778 1
Viking Therapeutics Inc
( d),(e)
5,127 39
WaVe Life Sciences Ltd
( d)
477 10
$ 4,763
Building Materials - 1.42%
American Woodmark Corp
( d)
59,950 5,087
Apogee Enterprises Inc 29,529 1,198
Armstrong Flooring Inc
( d)
185,840 1,554
Boise Cascade Co 5,528 149
Builders FirstSource Inc
( d)
32,293 555
Caesarstone Ltd 102,630 1,444
Continental Building Products Inc
( d)
32,614 801
Cornerstone Building Brands Inc
( d)
4,309 25
Gibraltar Industries Inc
( d)
5,783 239
Griffon Corp 5,507 90
JELD-WEN Holding Inc
( d)
533 12
Louisiana-Pacific Corp 25,685 671
Masonite International Corp
( d)
32,462 1,731
Patrick Industries Inc
( d)
508 23
PGT Innovations Inc
( d)
1,980 32
Simpson Manufacturing Co Inc 1,095 68
SPX Corp
( d)
1,210 42
Summit Materials Inc
( d)
6,291 116
Universal Forest Products Inc 22,073 892
$ 14,729
Chemicals - 1.96%
AdvanSix Inc
( d)
3,253 83
American Vanguard Corp 67,484 964
Cabot Corp 24,600 1,100
Element Solutions Inc
( d)
708,425 7,098
Ferro Corp
( d)
1,029 15
Hawkins Inc 920 40
HB Fuller Co 879 42
Innophos Holdings Inc 47,678 1,296
Innospec Inc 5,993 560
Intrepid Potash Inc
( d)
17,651 66
Koppers Holdings Inc
( d)
15,074 412
Kraton Corp
( d)
2,783 86
Kronos Worldwide Inc 8,288 111
Materion Corp 9,732 605
Minerals Technologies Inc 17,327 922
Oil- Dri Corp of America 544 19
Orion Engineered Carbons SA 2,425 47
PolyOne Corp 35,734 1,171
PQ Group Holdings Inc
( d)
3,550 55

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Rayonier Advanced Materials Inc 4,641 $ 22
Rogers Corp
( d)
2,385 378
Sensient Technologies Corp 1,365 93
Stepan Co 4,054 402
Tronox Holdings PLC 14,815 164
Valhi Inc 4,096 9
Valvoline Inc 43,200 872
Versum Materials Inc 70,625 3,671
$ 20,303
Coal - 0.18%
Advanced Emissions Solutions Inc
( e)
520 7
Arch Coal Inc 2,038 181
CONSOL Energy Inc
( d)
9,082 195
Hallador Energy Co 6,993 38
NACCO Industries Inc 2,513 134
Peabody Energy Corp 16,806 354
Ramaco Resources Inc
( d)
1,574 8
SunCoke Energy Inc 29,023 220
Warrior Met Coal Inc 30,284 749
$ 1,886
Commercial Services - 6.73%
Aaron's Inc 130,521 8,230
ABM Industries Inc 6,288 265
Acacia Research Corp
( d)
5,151 14
Adtalem Global Education Inc
( d)
188,366 8,923
American Public Education Inc
( d)
9,919 327
AMN Healthcare Services Inc
( d)
107,400 5,733
Arlo Technologies Inc
( d)
6,627 28
ASGN Inc
( d)
1,201 76
BG Staffing Inc 35,056 583
Booz Allen Hamilton Holding Corp 164,850 11,333
Brink's Co/The 142,850 12,879
CAI International Inc
( d)
1,555 35
Cardtronics PLC
( d)
5,258 149
Care.com Inc
( d)
507 6
Carriage Services Inc 1,599 31
Cass Information Systems Inc 16,500 840
CBIZ Inc
( d)
16,092 376
CRA International Inc 6,478 281
Cross Country Healthcare Inc
( d)
2,966 28
Emerald Expositions Events Inc 71,096 758
Ennis Inc 62,470 1,270
EVERTEC Inc 3,360 108
FTI Consulting Inc
( d)
11,823 1,235
GP Strategies Corp
( d)
53,668 852
Green Dot Corp
( d)
59,749 3,029
Hackett Group Inc/The 302 5
Heidrick & Struggles International Inc 34,315 1,019
Herc Holdings Inc
( d)
1,522 69
Hertz Global Holdings Inc
( d)
8,695 135
HMS Holdings Corp
( d)
17,780 621
Huron Consulting Group Inc
( d)
2,025 123
ICF International Inc 3,279 279
Information Services Group Inc
( d)
3,599 10
K12 Inc
( d)
9,775 291
Kelly Services Inc 44,661 1,243
Korn Ferry 25,505 1,001
Laureate Education Inc
( d)
6,512 107
LiveRamp Holdings Inc
( d)
4,673 246
LSC Communications Inc 3,926 4
Matthews International Corp 2,109 72
Navigant Consulting Inc 2,661 65
Quad/Graphics Inc 172,261 1,948
Rent-A-Center Inc/ TX
( d)
21,760 588
Resources Connection Inc 48,320 851
Rosetta Stone Inc
( d)
1,726 40
RR Donnelley & Sons Co 7,516 15
SEACOR Marine Holdings Inc
( d)
1,778 25
SP Plus Corp
( d)
2,564 89
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Strategic Education Inc 1,300 $ 231
Team Inc
( d)
2,720 45
Textainer Group Holdings Ltd
( d)
2,669 26
TrueBlue Inc
( d)
42,806 846
Vectrus Inc
( d)
43,376 1,755
Weight Watchers International Inc
( d)
32,174 697
$ 69,835
Computers - 2.58%
3D Systems Corp
( d)
7,721 70
CACI International Inc
( d)
60,985 13,121
Conduent Inc
( d)
11,852 108
Cray Inc
( d)
425 15
Cubic Corp 1,799 119
CyberArk Software Ltd
( d)
18,375 2,552
Diebold Nixdorf Inc
( d)
2,538 35
Insight Enterprises Inc
( d)
23,732 1,305
Lumentum Holdings Inc
( d)
5,236 297
Mercury Systems Inc
( d)
6,380 520
MTS Systems Corp 1,501 86
NetScout Systems Inc
( d)
5,113 133
OneSpan Inc
( d)
904 13
Perspecta Inc 239,153 5,580
Presidio Inc 32,972 462
Science Applications International Corp 5,250 448
SecureWorks Corp
( d),(e)
738 9
Stratasys Ltd
( d)
3,518 98
Super Micro Computer Inc
( d)
78,800 1,443
Sykes Enterprises Inc
( d)
4,603 130
Tenable Holdings Inc
( d)
1,260 32
Unisys Corp
( d)
16,659 206
$ 26,782
Consumer Products - 0.14%
ACCO Brands Corp 107,395 1,050
Central Garden & Pet Co
( d),(e)
1,017 31
Central Garden & Pet Co - A Shares
( d)
4,811 133
Helen of Troy Ltd
( d)
1,280 190
Quanex Building Products Corp 3,082 57
$ 1,461
Cosmetics & Personal Care - 0.03%
Edgewell Personal Care Co
( d),(e)
6,786 206
elf Beauty Inc
( d)
2,051 34
Inter Parfums Inc 1,090 76
$ 316
Distribution & Wholesale - 0.65%
Anixter International Inc
( d)
36,478 2,347
Core-Mark Holding Co Inc 14,340 537
Fossil Group Inc
( d)
16,569 183
G-III Apparel Group Ltd
( d)
32,565 934
H&E Equipment Services Inc 5,145 158
ScanSource Inc
( d)
36,845 1,251
Systemax Inc 525 11
Titan Machinery Inc
( d)
1,778 37
Triton International Ltd/Bermuda 5,513 182
Veritiv Corp
( d)
1,219 21
WESCO International Inc
( d)
21,764 1,104
$ 6,765
Diversified Financial Services - 4.37%
Aircastle Ltd 41,844 870
AllianceBernstein Holding LP
( e)
25,452 768
Altisource Portfolio Solutions SA
( d)
632 13
Artisan Partners Asset Management Inc 61,804 1,829
B. Riley Financial Inc 1,876 35
Blucora Inc
( d)
12,425 372
Boston Private Financial Holdings Inc 173,666 2,004
Brightsphere Investment Group Inc 87,793 939
CBTX Inc 1,752 53
Columbia Financial Inc
( d)
3,602 55
Cowen Inc
( d)
71,705 1,259
Deluxe Corp 30,752 1,372

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Diamond Hill Investment Group Inc 74 $ 10
Elevate Credit Inc
( d)
1,632 7
Encore Capital Group Inc
( d),(e)
2,110 76
Enova International Inc
( d)
14,854 401
Federal Agricultural Mortgage Corp 616 48
Federated Investors Inc 17,120 595
GAIN Capital Holdings Inc
( e)
83,500 356
GAMCO Investors Inc 22,305 452
Greenhill & Co Inc 84,399 1,401
Hannon Armstrong Sustainable Infrastructure
Capital Inc
6,490 178
INTL. FCStone Inc
( d)
21,157 862
Legg Mason Inc 41,098 1,548
LendingClub Corp
( d)
4,504 67
LPL Financial Holdings Inc 138,975 11,656
Marlin Business Services Corp 666 15
Meta Financial Group Inc 1,942 60
Moelis & Co 591 22
Mr Cooper Group Inc
( d)
4,539 35
Navient Corp 115,550 1,635
Nelnet Inc 1,223 77
NewStar Financial Inc
( d),(f),(g)
52,106 14
Och -Ziff Capital Management Group Inc 30,895 719
On Deck Capital Inc
( d)
21,443 76
Oppenheimer Holdings Inc 45,071 1,313
PennyMac Financial Services Inc 1,965 47
Piper Jaffray Cos 3,054 236
PJT Partners Inc 641 27
PRA Group Inc
( d)
3,079 96
Pzena Investment Management Inc 9,946 81
Regional Management Corp
( d)
2,610 63
SLM Corp 81,500 743
Stifel Financial Corp 30,394 1,818
Virtu Financial Inc 349,500 7,577
Virtus Investment Partners Inc 10,293 1,103
Waddell & Reed Financial Inc
( e)
65,910 1,153
Westwood Holdings Group Inc 35,106 1,099
WisdomTree Investments Inc 5,681 35
World Acceptance Corp
( d)
408 52
$ 45,322
Electric - 1.66%
ALLETE Inc 29,221 2,541
Ameresco Inc
( d)
1,952 28
Atlantic Power Corp
( d)
4,331 10
Avista Corp 39,086 1,799
Black Hills Corp 8,633 683
Clearway Energy Inc - Class A 18,508 318
Clearway Energy Inc - Class C 5,048 91
El Paso Electric Co 36,555 2,422
Genie Energy Ltd
( e)
4,380 48
IDACORP Inc 2,763 282
MGE Energy Inc 8,855 657
NorthWestern Corp 26,532 1,855
Ormat Technologies Inc 1,746 114
Otter Tail Corp 10,527 562
PNM Resources Inc 36,269 1,802
Portland General Electric Co 19,881 1,090
Spark Energy Inc 100,490 1,099
Unitil Corp 31,412 1,841
$ 17,242
Electrical Components & Equipment - 1.33%
Belden Inc 33,418 1,519
Encore Wire Corp 18,016 989
Energizer Holdings Inc 37,700 1,586
EnerSys 24,426 1,664
Graham Corp 45,009 974
Insteel Industries Inc 55,295 1,079
Littelfuse Inc 34,828 5,885
Powell Industries Inc 836 31
COMMON STOCKS (continued) Shares Held Value (000’s)
Electrical Components & Equipment (continued)
Vicor Corp
( d)
2,870 $ 85
$ 13,812
Electronics - 2.42%
Applied Optoelectronics Inc
( d),(e)
1,768 18
Bel Fuse Inc 1,021 17
Benchmark Electronics Inc 45,853 1,240
Brady Corp 181,245 9,376
Comtech Telecommunications Corp 17,202 512
Digimarc Corp
( d),(e)
90 4
FARO Technologies Inc
( d)
72 4
Fitbit Inc
( d)
11,983 50
GoPro Inc
( d)
1,555 8
II-VI Inc
( d)
392 16
KEMET Corp 11,429 230
Kimball Electronics Inc
( d)
72,788 1,158
Knowles Corp
( d)
26,945 549
NVE Corp 2,873 193
OSI Systems Inc
( d)
3,810 429
Plexus Corp
( d)
30,183 1,802
Sanmina Corp
( d)
80,077 2,542
SMART Global Holdings Inc
( d)
1,260 38
Stoneridge Inc
( d)
1,686 55
SYNNEX Corp 4,610 454
Tech Data Corp
( d)
23,538 2,385
TTM Technologies Inc
( d)
6,780 71
Vishay Intertechnology Inc 116,153 1,974
Vishay Precision Group Inc
( d)
2,562 105
Watts Water Technologies Inc 4,918 457
ZAGG Inc
( d)
221,695 1,470
$ 25,157
Energy - Alternate Sources - 0.31%
Clean Energy Fuels Corp
( d)
13,045 35
FutureFuel Corp 80,290 936
Green Plains Inc 3,707 37
Pattern Energy Group Inc 6,046 139
Renewable Energy Group Inc
( d)
50,225 682
REX American Resources Corp
( d)
16,558 1,235
SunPower Corp
( d),(e)
5,574 65
TerraForm Power Inc 5,489 85
$ 3,214
Engineering & Construction - 0.83%
Aegion Corp
( d)
2,811 53
Arcosa Inc 13,427 504
Argan Inc 269 11
BrightView Holdings Inc
( d)
2,783 55
Construction Partners Inc
( d)
932 15
Dycom Industries Inc
( d)
413 23
EMCOR Group Inc 11,029 930
Exponent Inc 5,940 409
Granite Construction Inc 2,728 97
Great Lakes Dredge & Dock Corp
( d)
1,022 11
IES Holdings Inc
( d)
638 12
KBR Inc 75,280 1,986
MasTec Inc
( d)
7,800 400
Mistras Group Inc
( d)
1,481 22
MYR Group Inc
( d)
12,307 445
Primoris Services Corp 56,963 1,193
Star Group LP 77,202 743
Sterling Construction Co Inc
( d)
8,528 106
Tutor Perini Corp
( d)
119,232 1,558
VSE Corp 808 24
$ 8,597
Entertainment - 0.14%
AMC Entertainment Holdings Inc
( e)
4,732 56
Eros International PLC
( d)
5,608 9
International Speedway Corp 2,532 114
Marriott Vacations Worldwide Corp 2,474 253
Monarch Casino & Resort Inc
( d)
285 13
Penn National Gaming Inc
( d)
13,090 256

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
RCI Hospitality Holdings Inc 971 $ 17
Reading International Inc
( d)
1,687 22
Speedway Motorsports Inc 2,240 44
Twin River Worldwide Holdings Inc
( e)
25,000 660
$ 1,444
Environmental Control - 0.44%
Advanced Disposal Services Inc
( d)
309 10
AquaVenture Holdings Ltd
( d)
883 15
Casella Waste Systems Inc
( d)
82,825 3,611
CECO Environmental Corp
( d)
2,727 25
Heritage-Crystal Clean Inc
( d)
11,076 311
Tetra Tech Inc 7,010 555
$ 4,527
Food - 1.03%
B&G Foods Inc
( e)
6,390 117
Cal-Maine Foods Inc 3,368 134
Dean Foods Co
( e)
8,305 12
Fresh Del Monte Produce Inc 2,360 71
Hostess Brands Inc
( d)
22,239 314
Ingles Markets Inc 1,340 42
John B Sanfilippo & Son Inc 1,370 119
Lancaster Colony Corp 353 55
Landec Corp
( d)
2,293 26
Nathan's Famous Inc 193 14
Performance Food Group Co
( d)
188,000 8,244
Sanderson Farms Inc 3,393 445
Seneca Foods Corp - Class A
( d)
5,643 179
Simply Good Foods Co/ The
( d)
4,853 132
SpartanNash Co 4,999 59
Tootsie Roll Industries Inc
( e)
256 9
United Natural Foods Inc
( d)
4,691 46
Village Super Market Inc 24,306 608
Weis Markets Inc 916 33
$ 10,659
Forest Products & Paper - 0.12%
Clearwater Paper Corp
( d)
1,452 29
Mercer International Inc 49,900 650
Neenah Inc 3,186 209
PH Glatfelter Co 4,895 80
Schweitzer-Mauduit International Inc 3,326 115
Verso Corp
( d)
8,850 143
$ 1,226
Gas - 2.50%
New Jersey Resources Corp 5,673 283
Northwest Natural Holding Co 23,534 1,681
ONE Gas Inc 12,937 1,179
RGC Resources Inc 699 20
South Jersey Industries Inc 50,109 1,706
Southwest Gas Holdings Inc 119,207 10,599
Spire Inc 127,016 10,468
$ 25,936
Hand & Machine Tools - 0.56%
Franklin Electric Co Inc 106,353 4,984
Kennametal Inc 22,241 769
Luxfer Holdings PLC 822 16
Milacron Holdings Corp
( d)
4,691 79
$ 5,848
Healthcare - Products - 1.97%
AngioDynamics Inc
( d)
4,143 84
Avanos Medical Inc
( d)
3,238 132
CareDx Inc
( d)
239 8
Cerus Corp
( d)
1,570 9
CONMED Corp 6,750 590
Haemonetics Corp
( d)
2,350 287
Hanger Inc
( d)
122,987 2,122
Integer Holdings Corp
( d)
4,543 398
Integra LifeSciences Holdings Corp
( d)
109,425 6,936
Invacare Corp 3,289 18
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Lantheus Holdings Inc
( d)
157,382 $ 3,560
LeMaitre Vascular Inc 314 10
LivaNova PLC
( d)
54,698 4,215
Luminex Corp 2,869 62
Meridian Bioscience Inc 3,616 43
NanoString Technologies Inc
( d)
280 9
OPKO Health Inc
( d),(e)
29,841 63
OraSure Technologies Inc
( d)
5,673 47
Orthofix Medical Inc
( d)
876 47
Patterson Cos Inc 85,797 1,699
Rockwell Medical Inc
( d),(e)
1,489 4
RTI Surgical Holdings Inc
( d)
5,594 24
SeaSpine Holdings Corp
( d)
1,602 20
Sientra Inc
( d)
632 4
Utah Medical Products Inc 101 9
Varex Imaging Corp
( d)
2,493 79
$ 20,479
Healthcare - Services - 0.58%
Addus HomeCare Corp
( d)
3,260 263
American Renal Associates Holdings Inc
( d)
1,363 10
Brookdale Senior Living Inc
( d)
12,646 99
Cellular Biomedicine Group Inc
( d)
443 6
Community Health Systems Inc
( d),(e)
8,488 17
Magellan Health Inc
( d)
22,169 1,559
MEDNAX Inc
( d)
63,700 1,565
Medpace Holdings Inc
( d)
18,600 1,465
National HealthCare Corp 1,296 114
Surgery Partners Inc
( d)
2,199 17
Syneos Health Inc
( d)
5,426 277
Tenet Healthcare Corp
( d)
483 11
Tivity Health Inc
( d)
28,325 495
Triple-S Management Corp
( d)
4,791 115
$ 6,013
Holding Companies - Diversified - 0.00%
GTY Technology Holdings Inc
( d)
2,641 18
Home Builders - 1.23%
Beazer Homes USA Inc
( d)
2,843 33
Century Communities Inc
( d)
43,261 1,192
Forestar Group Inc
( d)
1,035 21
Green Brick Partners Inc
( d)
47,528 448
KB Home 19,975 525
LGI Homes Inc
( d)
15,511 1,090
M/I Homes Inc
( d)
22,229 786
MDC Holdings Inc 17,724 641
Meritage Homes Corp
( d)
30,323 1,905
Taylor Morrison Home Corp
( d)
97,690 2,200
Thor Industries Inc 27,500 1,639
TRI Pointe Group Inc
( d)
130,397 1,785
William Lyon Homes
( d)
2,921 57
Winnebago Industries Inc 10,786 435
$ 12,757
Home Furnishings - 0.28%
Daktronics Inc 3,594 23
Ethan Allen Interiors Inc 57,118 1,176
Flexsteel Industries Inc 23,931 440
Hooker Furniture Corp 57,871 1,206
Sleep Number Corp
( d)
208 10
Universal Electronics Inc
( d)
2,152 92
$ 2,947
Housewares - 0.12%
Lifetime Brands Inc 1,403 12
Tupperware Brands Corp 81,184 1,243
$ 1,255
Insurance - 6.23%
Ambac Financial Group Inc
( d)
93,196 1,698
American Equity Investment Life Holding Co 37,195 960
AMERISAFE Inc 4,537 295
Argo Group International Holdings Ltd 10,430 714

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 286,775 $ 10,304
CNO Financial Group Inc 126,764 2,143
Crawford & Co 645 7
Donegal Group Inc 3,349 49
EMC Insurance Group Inc 898 32
Employers Holdings Inc 45,736 2,007
Enstar Group Ltd
( d)
9,418 1,669
Essent Group Ltd 31,577 1,458
FBL Financial Group Inc 9,491 595
FedNat Holding Co 7,663 96
FGL Holdings 152,940 1,246
Genworth Financial Inc 159,071 634
Global Indemnity Ltd 24,143 683
Hallmark Financial Services Inc
( d)
11,187 174
HCI Group Inc 615 25
Heritage Insurance Holdings Inc 2,254 30
Horace Mann Educators Corp 53,704 2,333
Independence Holding Co 500 19
Investors Title Co 116 19
James River Group Holdings Ltd 1,951 93
Kemper Corp 6,733 593
MBIA Inc
( d)
129,760 1,210
Mercury General Corp 107,900 6,119
MGIC Investment Corp 644,730 8,285
National General Holdings Corp 31,133 770
National Western Life Group Inc 7,725 2,078
NI Holdings Inc
( d)
1,019 17
NMI Holdings Inc
( d)
20,270 504
ProAssurance Corp 43,695 1,708
Protective Insurance Corp 7,556 125
Radian Group Inc 98,993 2,257
RLI Corp 750 68
Safety Insurance Group Inc 1,586 156
Selective Insurance Group Inc 130,829 9,839
State Auto Financial Corp 1,515 52
Stewart Information Services Corp 28,692 1,086
Third Point Reinsurance Ltd
( d)
146,211 1,474
Tiptree Inc 2,538 17
United Fire Group Inc 18,300 957
Universal Insurance Holdings Inc 1,398 35
$ 64,633
Internet - 0.35%
1-800-Flowers.com Inc
( d)
1,990 39
Cars.com Inc
( d)
5,863 111
comScore Inc
( d)
4,449 15
ePlus Inc
( d)
11,208 851
Expedia Group Inc 1,263 168
HealthStream Inc
( d)
2,131 60
Lands' End Inc
( d)
1,143 12
Limelight Networks Inc
( d)
6,031 16
Liquidity Services Inc
( d)
2,674 17
Meet Group Inc/ The
( d)
3,353 12
New Media Investment Group Inc 41,575 448
NIC Inc 69,635 1,263
Perficient Inc
( d)
15,360 525
Stamps.com Inc
( d)
1,141 55
Stitch Fix Inc
( d),(e)
338 9
TechTarget Inc
( d)
620 14
TrueCar Inc
( d)
1,854 9
Upwork Inc
( d),(e)
160 3
$ 3,627
Investment Companies - 0.20%
Altus Midstream Co
( d),(e)
185,500 595
Ellington Financial Inc 86,140 1,506
PDL Community Bancorp
( d)
964 14
$ 2,115
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0.20%
AK Steel Holding Corp
( d),(e)
12,165 $ 34
Allegheny Technologies Inc
( d),(e)
8,616 188
Carpenter Technology Corp 3,223 145
Cleveland-Cliffs Inc
( e)
127,655 1,361
Commercial Metals Co 13,125 230
Schnitzer Steel Industries Inc 3,324 88
$ 2,046
Leisure Products & Services - 0.24%
Acushnet Holdings Corp 2,404 61
Callaway Golf Co 23,818 437
Camping World Holdings Inc
( e)
62,300 731
Clarus Corp 1,071 15
Escalade Inc 1,308 15
Johnson Outdoors Inc 5,953 405
Nautilus Inc
( d)
379,978 733
OneSpaWorld Holdings Ltd
( d)
3,103 49
$ 2,446
Lodging - 0.40%
BBX Capital Corp 6,293 27
Bluegreen Vacations Corp 943 10
Boyd Gaming Corp 3,485 92
Century Casinos Inc
( d)
2,637 26
Hilton Grand Vacations Inc
( d)
50,507 1,652
Marcus Corp/The 17,087 598
Red Lion Hotels Corp
( d)
2,285 16
St Joe Co/ The
( d),(e)
3,171 61
Wyndham Destinations Inc 34,900 1,642
$ 4,124
Machinery - Construction & Mining - 0.35%
Astec Industries Inc 35,221 1,152
Hyster-Yale Materials Handling Inc 15,053 931
Terex Corp 50,955 1,551
$ 3,634
Machinery - Diversified - 1.68%
Alamo Group Inc 274 27
Albany International Corp 73,925 6,357
Altra Industrial Motion Corp 10,402 299
Briggs & Stratton Corp 3,645 35
Cactus Inc
( d)
24,200 711
Chart Industries Inc
( d)
310 23
Columbus McKinnon Corp/NY 6,539 252
CSW Industrials Inc 5,200 367
Curtiss-Wright Corp 150 19
DXP Enterprises Inc/ TX
( d)
29,156 989
Gencor Industries Inc
( d)
4,451 56
Gorman-Rupp Co/The 1,962 66
GrafTech International Ltd 552,875 6,331
Hurco Cos Inc 3,612 123
Ichor Holdings Ltd
( d)
1,615 41
Lindsay Corp
( e)
476 43
Manitowoc Co Inc/ The
( d)
9,113 164
Mueller Water Products Inc - Class A 78,336 797
SPX FLOW Inc
( d)
18,993 770
Twin Disc Inc
( d)
1,032 12
$ 17,482
Media - 2.25%
Cumulus Media Inc
( d)
1,235 19
Entercom Communications Corp 8,467 48
Entravision Communications Corp 277,953 906
EW Scripps Co/The 6,101 93
Gannett Co Inc 11,468 117
Gray Television Inc
( d)
5,904 105
Hemisphere Media Group Inc
( d)
423 5
Houghton Mifflin Harcourt Co
( d)
9,358 55
Lee Enterprises Inc
( d)
16,320 35
Liberty Latin America Ltd - Class A
( d)
3,221 53
Liberty Latin America Ltd - Class C
( d)
16,856 277
Media General Inc - Rights
( d),(g),(h)
15,053 1
Meredith Corp 13,377 734

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
MSG Networks Inc
( d)
90,447 $ 1,718
Nexstar Media Group Inc 91,675 9,330
Saga Communications Inc 933 29
Scholastic Corp 6,164 211
Sinclair Broadcast Group Inc 1,790 90
TEGNA Inc 622,423 9,454
Tribune Publishing Co 1,878 15
Value Line Inc 109 3
WideOpenWest Inc
( d),(e)
6,051 46
$ 23,344
Metal Fabrication & Hardware - 0.71%
AZZ Inc 37,554 1,749
CIRCOR International Inc
( d)
1,330 51
Eastern Co/The 1,739 44
LB Foster Co
( d)
13,678 331
Mueller Industries Inc 4,437 134
Northwest Pipe Co
( d)
934 22
Olympic Steel Inc 980 12
Park-Ohio Holdings Corp 882 27
Rexnord Corp
( d)
29,786 872
Ryerson Holding Corp
( d)
3,166 26
Synalloy Corp 874 15
Timken Co/The 15,147 692
TimkenSteel Corp
( d)
3,683 26
Tredegar Corp 6,510 108
TriMas Corp
( d)
14,862 445
Valmont Industries Inc 9,155 1,260
Worthington Industries Inc 37,651 1,515
$ 7,329
Mining - 0.38%
Century Aluminum Co
( d)
109,400 787
Coeur Mining Inc
( d)
13,912 64
Contura Energy Inc
( d)
2,180 78
Covia Holdings Corp
( d)
4,385 8
Energy Fuels Inc/ Canada
( d),(e)
8,409 15
Gold Resource Corp 5,408 19
Hecla Mining Co 33,010 61
Kaiser Aluminum Corp 14,574 1,403
Livent Corp
( d)
232,343 1,497
Novagold Resources Inc
( d)
4,748 29
Pan American Silver - CVR
( d),(g)
11,857 3
United States Lime & Minerals Inc 188 15
$ 3,979
Miscellaneous Manufacturers - 1.04%
Actuant Corp 1,946 45
American Outdoor Brands Corp
( d)
19,740 190
EnPro Industries Inc 24,645 1,751
ESCO Technologies Inc 337 28
Fabrinet
( d)
100,940 5,419
Federal Signal Corp 9,222 287
Haynes International Inc 1,140 34
Hillenbrand Inc 48,226 1,625
Lydall Inc
( d)
1,629 38
NL Industries Inc
( d)
1,858 9
Standex International Corp 852 60
Sturm Ruger & Co Inc 514 29
Trinseo SA 32,464 1,260
$ 10,775
Office & Business Equipment - 0.00%
Pitney Bowes Inc 6,202 25
Office Furnishings - 0.38%
CompX International Inc 596 10
Herman Miller Inc 29,258 1,327
HNI Corp 1,331 46
Interface Inc 49,784 690
Kimball International Inc 3,549 61
Knoll Inc 37,601 912
Steelcase Inc 54,533 922
$ 3,968
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 2.73%
Abraxas Petroleum Corp
( d)
16,082 $ 14
Antero Resources Corp
( d)
145,500 671
Berry Petroleum Corp 168,789 1,654
Bonanza Creek Energy Inc
( d)
81,310 1,772
California Resources Corp
( d)
13,415 206
Callon Petroleum Co
( d),(e)
496,927 2,444
Carrizo Oil & Gas Inc
( d)
11,080 106
Chaparral Energy Inc - A Shares
( d)
3,140 11
CNX Resources Corp
( d)
13,306 109
Contango Oil & Gas Co
( d)
161,393 215
CVR Energy Inc 4,527 241
Delek US Holdings Inc 38,554 1,661
Denbury Resources Inc
( d)
60,648 68
Earthstone Energy Inc
( d)
273,419 1,197
Evolution Petroleum Corp 1,035 6
Extraction Oil & Gas Inc
( d),(e)
8,953 33
Goodrich Petroleum Corp
( d)
662 8
Gulfport Energy Corp
( d)
10,971 41
HighPoint Resources Corp
( d)
10,478 13
Isramco Inc
( d)
45 5
Jagged Peak Energy Inc
( d)
2,472 18
Kosmos Energy Ltd 1,234,396 7,419
Laredo Petroleum Inc
( d)
187,212 622
Magnolia Oil & Gas Corp
( d)
11,022 123
Mammoth Energy Services Inc 171,987 1,115
Matador Resources Co
( d)
6,840 121
Midstates Petroleum Co Inc
( d)
28,293 129
Montage Resources Corp
( d)
2,514 8
Murphy USA Inc
( d)
3,451 305
Nabors Industries Ltd 66,990 199
Noble Corp PLC
( d)
22,114 49
Northern Oil and Gas Inc
( d),(e)
25,705 42
Oasis Petroleum Inc
( d)
37,731 184
Pacific Drilling SA
( d)
2,034 19
Panhandle Oil and Gas Inc 6,630 78
Par Pacific Holdings Inc
( d)
40,692 939
PBF Energy Inc 37,600 1,050
PDC Energy Inc
( d)
5,641 162
Penn Virginia Corp
( d)
1,281 44
QEP Resources Inc 16,388 81
Range Resources Corp
( e)
240,300 1,367
Ring Energy Inc
( d)
87,077 213
Roan Resources Inc
( d)
4,500 5
SandRidge Energy Inc
( d)
11,817 80
SilverBow Resources Inc
( d)
853 9
SM Energy Co 8,500 84
Southwestern Energy Co
( d)
55,250 122
SRC Energy Inc
( d)
81,599 333
Talos Energy Inc
( d)
26,876 553
Transocean Ltd
( d)
4,741 29
Trecora Resources
( d)
2,151 20
Unit Corp
( d)
8,263 54
W&T Offshore Inc
( d)
57,020 256
Whiting Petroleum Corp
( d),(e)
114,463 2,024
$ 28,331
Oil & Gas Services - 1.79%
Archrock Inc 78,990 868
C&J Energy Services Inc
( d)
137,005 1,499
Dril -Quip Inc
( d)
7,901 415
Era Group Inc
( d)
2,099 22
Exterran Corp
( d)
2,908 40
Forum Energy Technologies Inc
( d)
63,798 167
Frank's International NV
( d)
286,460 1,633
FTS International Inc
( d)
67,498 267
Helix Energy Solutions Group Inc
( d)
23,664 207
Independence Contract Drilling Inc
( d)
6,954 9
Keane Group Inc
( d)
198,856 1,251
KLX Energy Services Holdings Inc
( d)
1,959 31
Liberty Oilfield Services Inc 80,412 1,138

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Matrix Service Co
( d)
2,503 $ 46
McDermott International Inc
( d)
18,822 121
MRC Global Inc
( d)
4,932 77
National Energy Services Reunited Corp
( d)
1,731 14
Natural Gas Services Group Inc
( d)
1,263 20
NCS Multistage Holdings Inc
( d)
1,707 5
Newpark Resources Inc
( d)
522,055 3,984
Nine Energy Service Inc
( d)
33,442 431
NOW Inc
( d)
34,478 422
Oceaneering International Inc
( d)
8,013 124
Oil States International Inc
( d)
12,474 186
ProPetro Holding Corp
( d)
178,000 3,227
RPC Inc
( e)
5,558 34
Select Energy Services Inc
( d)
5,500 56
Seventy Seven Energy Inc
( d),(g),(h)
16,216 —
Smart Sand Inc
( d),(e)
3,463 8
Solaris Oilfield Infrastructure Inc 111,600 1,597
Superior Energy Services Inc
( d)
14,994 14
TETRA Technologies Inc
( d)
22,420 35
Thermon Group Holdings Inc
( d)
23,558 597
US Silica Holdings Inc
( e)
5,013 69
$ 18,614
Packaging & Containers - 0.17%
Greif Inc - Class A 22,388 782
Greif Inc - Class B 600 26
Silgan Holdings Inc 25,400 764
UFP Technologies Inc
( d)
3,838 167
$ 1,739
Pharmaceuticals - 0.83%
Adamas Pharmaceuticals Inc
( d),(e)
2,117 13
Aeglea BioTherapeutics Inc
( d)
2,114 19
Akebia Therapeutics Inc
( d)
10,361 43
Akorn Inc
( d)
7,661 28
Anika Therapeutics Inc
( d)
1,397 77
Artana Therapeutics
( d),(g)
581 —
Assertio Therapeutics Inc
( d)
6,863 24
BioScrip Inc
( d)
10,469 30
Chimerix Inc
( d)
4,204 15
Coherus Biosciences Inc
( d)
3,171 53
Concert Pharmaceuticals Inc
( d)
4,546 46
Corium International Inc
( d),(g)
454 —
Cyclerion Therapeutics Inc
( d)
79 1
Cytokinetics Inc
( d)
536 7
Diplomat Pharmacy Inc
( d)
5,342 28
Elanco Animal Health Inc
( d)
139 5
Endo International PLC
( d)
14,540 46
G1 Therapeutics Inc
( d)
1,203 30
Gritstone Oncology Inc
( d)
1,691 18
Harpoon Therapeutics Inc
( d)
402 6
Intellia Therapeutics Inc
( d)
911 17
Intra-Cellular Therapies Inc
( d)
2,047 17
Jounce Therapeutics Inc
( d)
1,815 9
Lannett Co Inc
( d),(e)
3,222 23
Mallinckrodt PLC
( d)
21,970 149
Minerva Neurosciences Inc
( d)
473 3
Natural Grocers by Vitamin Cottage Inc
( d),(e)
23,592 216
Nature's Sunshine Products Inc
( d)
1,161 11
Owens & Minor Inc 6,102 17
Phibro Animal Health Corp 236 7
PRA Health Sciences Inc
( d)
44,975 4,493
Prestige Consumer Healthcare Inc
( d)
3,557 123
Principia Biopharma Inc
( d)
96 4
Protagonist Therapeutics Inc
( d),(e)
635 7
Reata Pharmaceuticals Inc
( d)
787 71
Spectrum Pharmaceuticals Inc
( d)
1,061 8
Spero Therapeutics Inc
( d)
904 9
Sutro Biopharma Inc
( d)
822 9
Taro Pharmaceutical Industries Ltd 17,500 1,414
TG Therapeutics Inc
( d),(e)
924 7
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Turning Point Therapeutics Inc
( d),(e)
21 $ 1
USANA Health Sciences Inc
( d)
22,900 1,558
$ 8,662
Pipelines - 0.31%
CNX Midstream Partners LP
( e)
53,000 831
Hess Midstream Partners LP 36,800 742
Noble Midstream Partners LP 22,500 697
Oasis Midstream Partners LP 38,600 843
SemGroup Corp 8,543 108
$ 3,221
Private Equity - 0.12%
Kennedy-Wilson Holdings Inc 4,122 89
Victory Capital Holdings Inc 65,839 1,176
$ 1,265
Real Estate - 0.91%
American Realty Investors Inc
( d)
599 9
Consolidated- Tomoka Land Co 19,603 1,230
Cushman & Wakefield PLC
( d)
291,713 5,788
Five Point Holdings LLC
( d),(e)
96,500 754
FRP Holdings Inc
( d)
631 31
Griffin Industrial Realty Inc 139 5
Legacy Housing Corp
( d)
612 8
Marcus & Millichap Inc
( d)
24,985 830
Maui Land & Pineapple Co Inc
( d)
438 5
McGrath RentCorp 521 35
Newmark Group Inc 1,109 11
RE/MAX Holdings Inc 20,849 606
Realogy Holdings Corp 7,789 41
Safehold Inc
( e)
806 26
Stratus Properties Inc
( d)
572 16
Transcontinental Realty Investors Inc
( d)
294 7
$ 9,402
REITs - 5.09%
Acadia Realty Trust 5,574 156
AG Mortgage Investment Trust Inc 2,987 49
Agree Realty Corp 3,903 261
Alexander & Baldwin Inc 7,363 173
American Finance Trust Inc
( e)
6,842 80
Anworth Mortgage Asset Corp 9,266 36
Apollo Commercial Real Estate Finance Inc 10,415 196
Ares Commercial Real Estate Corp 2,683 41
Armada Hoffler Properties Inc 9,953 168
ARMOUR Residential REIT Inc 4,070 73
Ashford Hospitality Trust Inc 8,352 23
Blackstone Mortgage Trust Inc 15,608 555
Braemar Hotels & Resorts Inc 2,951 27
Brandywine Realty Trust 162,425 2,396
BRT Apartments Corp 1,151 16
Capstead Mortgage Corp 5,789 49
CareTrust REIT Inc 16,307 378
CatchMark Timber Trust Inc 20,158 205
CBL & Associates Properties Inc 15,575 16
Cedar Realty Trust Inc 8,934 25
Chatham Lodging Trust 15,317 273
Cherry Hill Mortgage Investment Corp 1,579 24
Chesapeake Lodging Trust 24,993 687
CIM Commercial Trust Corp
( e)
351 7
City Office REIT Inc 3,602 45
Colony Capital Inc 287,514 1,624
Colony Credit Real Estate Inc 102,272 1,657
Community Healthcare Trust Inc 106,012 4,356
CoreCivic Inc 40,139 681
CorEnergy Infrastructure Trust Inc
( e)
1,286 52
DiamondRock Hospitality Co 65,626 661
Dynex Capital Inc 2,380 39
Easterly Government Properties Inc 3,605 68
Essential Properties Realty Trust Inc 5,894 125
Exantas Capital Corp 138,356 1,548
Farmland Partners Inc
( e)
2,617 16

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
First Industrial Realty Trust Inc 38,902 $ 1,486
Franklin Street Properties Corp 7,106 57
Front Yard Residential Corp 4,595 55
Getty Realty Corp 13,077 392
Gladstone Commercial Corp 6,680 142
Gladstone Land Corp
( e)
1,781 20
Global Medical REIT Inc 3,137 32
Global Net Lease Inc 5,775 113
Granite Point Mortgage Trust Inc 3,634 69
Great Ajax Corp 58,659 816
Healthcare Realty Trust Inc 28,718 919
Hersha Hospitality Trust 3,150 49
Independence Realty Trust Inc 10,703 132
Industrial Logistics Properties Trust 5,433 116
Invesco Mortgage Capital Inc 25,069 413
Investors Real Estate Trust 803 51
iStar Inc
( e)
1,224 16
Jernigan Capital Inc 2,060 41
Kite Realty Group Trust 5,671 90
KKR Real Estate Finance Trust Inc 2,375 48
Ladder Capital Corp 10,740 181
Lexington Realty Trust 41,394 409
LTC Properties Inc 2,608 120
Mack-Cali Realty Corp 9,500 226
Monmouth Real Estate Investment Corp 34,651 477
National Health Investors Inc 5,087 404
National Storage Affiliates Trust 152,250 4,612
New Senior Investment Group Inc 4,380 31
New York Mortgage Trust Inc 14,281 87
NorthStar Realty Europe Corp 3,024 51
Office Properties Income Trust 20,617 581
One Liberty Properties Inc 1,531 44
Orchid Island Capital Inc
( e)
4,854 30
Pebblebrook Hotel Trust 27,631 773
PennyMac Mortgage Investment Trust 18,772 413
Physicians Realty Trust 309,735 5,330
Piedmont Office Realty Trust Inc 42,653 887
PotlatchDeltic Corp 4,527 167
Preferred Apartment Communities Inc 4,147 60
PS Business Parks Inc 1,215 213
Ready Capital Corp 79,159 1,217
Redwood Trust Inc 6,583 111
Retail Opportunity Investments Corp 19,213 349
Retail Value Inc 1,461 55
Rexford Industrial Realty Inc 36,399 1,507
RLJ Lodging Trust 72,439 1,252
RPT Realty 5,345 66
Sabra Health Care REIT Inc 12,262 253
Saul Centers Inc 211 12
Senior Housing Properties Trust 16,217 133
Seritage Growth Properties 36,574 1,528
Spirit MTA REIT 3,947 33
STAG Industrial Inc 14,430 429
Summit Hotel Properties Inc 27,130 302
Sunstone Hotel Investors Inc 60,731 803
Terreno Realty Corp 9,886 483
TPG RE Finance Trust Inc 6,491 128
Two Harbors Investment Corp 412,625 5,554
UMH Properties Inc 754 10
Universal Health Realty Income Trust 534 49
Urban Edge Properties 7,881 132
Urstadt Biddle Properties Inc 4,200 91
Washington Prime Group Inc
( e)
12,800 46
Washington Real Estate Investment Trust 19,844 535
Western Asset Mortgage Capital Corp 4,428 45
Whitestone REIT 3,662 47
Xenia Hotels & Resorts Inc 33,533 718
$ 52,827
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 4.10%
Abercrombie & Fitch Co 4,554 $ 86
American Eagle Outfitters Inc 33,474 592
Asbury Automotive Group Inc
( d)
13,573 1,250
At Home Group Inc
( d)
4,176 25
AutoNation Inc
( d)
31,300 1,524
Barnes & Noble Education Inc
( d)
4,572 16
Barnes & Noble Inc 5,507 36
Bassett Furniture Industries Inc 4,461 57
Beacon Roofing Supply Inc
( d)
3,769 137
Bed Bath & Beyond Inc
( e)
45,157 438
Big Lots Inc 4,236 108
Biglari Holdings Inc
( d)
51 5
BJ's Wholesale Club Holdings Inc
( d)
15,726 371
BMC Stock Holdings Inc
( d)
25,149 532
Brinker International Inc 21,041 838
Buckle Inc/ The
( e)
23,517 478
Caleres Inc 2,795 52
Cannae Holdings Inc
( d)
4,627 134
Carrols Restaurant Group Inc
( d)
3,064 29
Cato Corp/The 2,162 31
Chico's FAS Inc 11,639 38
Chuy's Holdings Inc
( d)
1,185 28
Citi Trends Inc 8,753 135
Conn's Inc
( d)
1,913 40
Container Store Group Inc/ The
( d)
1,862 11
Del Taco Restaurants Inc
( d)
2,711 33
Denny's Corp
( d)
3,818 86
Designer Brands Inc 16,630 306
Dillard's Inc
( e)
7,672 559
Dine Brands Global Inc 530 44
Dunkin' Brands Group Inc 52,425 4,202
El Pollo Loco Holdings Inc
( d)
2,215 22
Express Inc
( d)
6,423 16
EZCORP Inc
( d)
4,732 47
Fiesta Restaurant Group Inc
( d)
2,199 21
FirstCash Inc 67,951 6,839
Foundation Building Materials Inc
( d)
26,827 462
Gaia Inc
( d),(e)
1,177 7
GameStop Corp 9,397 38
Genesco Inc
( d)
2,035 80
GMS Inc
( d)
1,686 38
GNC Holdings Inc
( d),(e)
9,310 19
Group 1 Automotive Inc 19,951 1,675
Guess? Inc 6,281 106
Habit Restaurants Inc/ The
( d)
1,858 18
Haverty Furniture Cos Inc 46,331 839
Hibbett Sports Inc
( d)
59,947 1,103
Hudson Ltd
( d)
3,445 44
J Alexander's Holdings Inc
( d)
1,360 15
J. Jill Inc
( e)
3,789 8
Jack in the Box Inc 7,191 516
La-Z-Boy Inc 2,988 99
Lithia Motors Inc 13,461 1,775
Lumber Liquidators Holdings Inc
( d),(e)
2,134 19
MarineMax Inc
( d)
2,026 31
Michaels Cos Inc/ The
( d)
5,846 40
Movado Group Inc 50,993 1,343
Nu Skin Enterprises Inc 38,200 1,527
Office Depot Inc 663,395 1,353
Papa John's International Inc
( e)
209 9
Party City Holdco Inc
( d),(e)
5,055 32
PC Connection Inc 32,435 1,061
Penske Automotive Group Inc 24,300 1,117
PetMed Express Inc
( e)
48,460 841
Potbelly Corp
( d)
2,289 10
PriceSmart Inc 2,250 137
Red Robin Gourmet Burgers Inc
( d)
1,190 39
Regis Corp
( d)
2,462 45
RH
( d),(e)
886 123

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
RTW RetailWinds Inc
( d)
4,417 $ 10
Rush Enterprises Inc - Class A 52,435 1,975
Rush Enterprises Inc - Class B 487 19
Ruth's Hospitality Group Inc 4,190 93
Sally Beauty Holdings Inc
( d)
12,302 169
Shoe Carnival Inc
( e)
966 25
Signet Jewelers Ltd 3,544 64
Sonic Automotive Inc 58,193 1,604
Sportsman's Warehouse Holdings Inc
( d)
105,717 475
Suburban Propane Partners LP
( e)
62,237 1,528
Tailored Brands Inc 1,295 6
Tile Shop Holdings Inc
( e)
3,858 10
Tilly's Inc 18,540 151
Urban Outfitters Inc
( d)
32,400 771
Vera Bradley Inc
( d)
17,438 205
Wingstop Inc 1,853 178
Winmark Corp 143 24
World Fuel Services Corp 23,922 934
Zumiez Inc
( d)
25,438 630
$ 42,606
Savings & Loans - 2.42%
Axos Financial Inc
( d)
1,437 42
Banc of California Inc 4,130 65
BankFinancial Corp 6,912 92
Berkshire Hills Bancorp Inc 12,721 417
Brookline Bancorp Inc 133,691 1,982
Capitol Federal Financial Inc 105,350 1,440
Community Bankers Trust Corp 2,299 18
Dime Community Bancshares Inc 91,594 1,849
Entegra Financial Corp
( d)
591 18
ESSA Bancorp Inc 1,042 16
First Defiance Financial Corp 24,499 703
First Financial Northwest Inc 987 15
Flushing Financial Corp 54,808 1,115
FS Bancorp Inc 8,168 402
Greene County Bancorp Inc 243 7
Hingham Institution for Savings 3,875 747
Home Bancorp Inc 777 29
HomeTrust Bancshares Inc 16,386 428
Investors Bancorp Inc 193,715 2,200
Malvern Bancorp Inc
( d)
706 15
Meridian Bancorp Inc 85,827 1,575
MutualFirst Financial Inc 1,199 39
Northfield Bancorp Inc 94,975 1,486
Northwest Bancshares Inc 22,530 387
OceanFirst Financial Corp 37,913 925
Oritani Financial Corp 104,927 1,900
Pacific Premier Bancorp Inc 31,399 993
Provident Financial Services Inc 18,487 447
Prudential Bancorp Inc 992 18
Riverview Bancorp Inc 2,289 19
Southern Missouri Bancorp Inc 11,368 396
Territorial Bancorp Inc 18,023 518
Timberland Bancorp Inc/WA 740 20
United Community Financial Corp/OH 3,957 40
United Financial Bancorp Inc 86,671 1,243
Washington Federal Inc 67,120 2,456
Waterstone Financial Inc 49,213 832
WSFS Financial Corp 5,325 226
$ 25,120
Semiconductors - 4.53%
Adesto Technologies Corp
( d)
482 4
Alpha & Omega Semiconductor Ltd
( d)
2,039 21
Ambarella Inc
( d)
1,284 64
Amkor Technology Inc
( d)
6,724 62
AVX Corp 97,505 1,485
Axcelis Technologies Inc
( d)
3,109 50
AXT Inc
( d)
4,160 18
Brooks Automation Inc 644 25
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Cabot Microelectronics Corp 88,445 $ 10,759
CEVA Inc
( d)
280 8
Cirrus Logic Inc
( d)
14,736 723
Cohu Inc 3,592 54
CTS Corp 26,088 822
Diodes Inc
( d)
71,477 3,045
Entegris Inc 179,200 7,797
FormFactor Inc
( d)
7,755 130
Lattice Semiconductor Corp
( d)
200,525 3,878
MACOM Technology Solutions Holdings Inc
( d)
3,140 62
MaxLinear Inc
( d)
165,370 3,635
Nanometrics Inc
( d)
14,624 459
Nova Measuring Instruments Ltd
( d)
125,650 3,650
Photronics Inc
( d)
163,109 1,570
Power Integrations Inc 25,250 2,299
Rambus Inc
( d)
272,986 3,401
Rudolph Technologies Inc
( d)
1,805 49
Semtech Corp
( d)
4,961 262
Silicon Laboratories Inc
( d)
21,850 2,452
Synaptics Inc
( d)
2,351 76
Ultra Clean Holdings Inc
( d)
3,607 53
Veeco Instruments Inc
( d)
4,336 52
Xperi Corp 4,824 103
$ 47,068
Software - 0.71%
Allscripts Healthcare Solutions Inc
( d)
16,146 166
American Software Inc/GA 3,253 43
Avaya Holdings Corp
( d)
7,594 91
Bandwidth Inc
( d),(e)
188 14
Cloudera Inc
( d),(e)
15,134 90
Computer Programs & Systems Inc 1,211 31
CSG Systems International Inc 35,744 1,832
Daily Journal Corp
( d),(e)
101 25
Donnelley Financial Solutions Inc
( d)
2,940 40
Ebix Inc 31,900 1,468
Evolent Health Inc
( d)
9,756 67
Exela Technologies Inc
( d)
1,185 3
Immersion Corp
( d)
2,793 22
InnerWorkings Inc
( d)
210,203 769
ManTech International Corp/VA 8,255 568
Monotype Imaging Holdings Inc 20,372 407
PDF Solutions Inc
( d)
2,404 32
Progress Software Corp 13,193 571
QAD Inc 500 22
Synchronoss Technologies Inc
( d)
3,350 27
Telenav Inc
( d)
1,647 16
TiVo Corp 8,398 64
Verint Systems Inc
( d)
18,151 1,051
$ 7,419
Storage & Warehousing - 0.01%
Mobile Mini Inc 2,564 87
Telecommunications - 0.70%
Acacia Communications Inc
( d)
1,961 132
ADTRAN Inc 3,260 36
ATN International Inc 1,029 58
CalAmp Corp
( d)
3,111 35
Calix Inc
( d)
2,283 14
Casa Systems Inc
( d)
342,516 2,257
Ciena Corp
( d)
4,290 194
Cincinnati Bell Inc
( d)
4,614 18
CommScope Holding Co Inc
( d)
47,400 677
Consolidated Communications Holdings Inc 6,577 31
DASAN Zhone Solutions Inc
( d)
141 1
Digi International Inc
( d)
7,491 98
Finisar Corp
( d)
8,065 190
Frontier Communications Corp
( d),(e)
9,785 13
Harmonic Inc
( d)
7,931 59
IDT Corp - Class B
( d)
7,289 74
Infinera Corp
( d),(e)
15,407 59

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Intelsat SA
( d)
4,583 $ 104
InterDigital Inc 180 12
Iridium Communications Inc
( d)
6,780 172
KVH Industries Inc
( d)
1,403 14
NeoPhotonics Corp
( d)
3,663 17
NETGEAR Inc
( d)
24,979 846
NII Holdings Inc
( d),(e)
8,528 15
ORBCOMM Inc
( d)
1,547 9
Plantronics Inc 29,500 1,133
Preformed Line Products Co 12,739 736
Ribbon Communications Inc
( d)
5,582 27
RigNet Inc
( d)
438 4
Spok Holdings Inc 1,754 23
Viavi Solutions Inc
( d)
12,890 189
Vonage Holdings Corp
( d)
5,001 62
$ 7,309
Textiles - 0.06%
Culp Inc 1,127 20
UniFirst Corp/MA 2,792 550
$ 570
Transportation - 1.55%
ArcBest Corp 8,915 267
Ardmore Shipping Corp
( d)
2,825 21
Atlas Air Worldwide Holdings Inc
( d)
1,748 79
Costamare Inc 4,880 29
Covenant Transportation Group Inc
( d)
80,858 1,363
Daseke Inc
( d),(e)
4,664 17
Dorian LPG Ltd
( d)
2,302 21
Eagle Bulk Shipping Inc
( d)
4,238 20
Echo Global Logistics Inc
( d)
6,212 131
GasLog Ltd 1,432 20
Genco Shipping & Trading Ltd
( d)
1,542 15
Golar LNG Ltd 9,298 157
Heartland Express Inc 4,743 94
Hoegh LNG Partners LP
( e)
21,800 386
Hub Group Inc
( d)
3,280 149
International Seaways Inc
( d)
2,377 40
Landstar System Inc 74,025 8,237
Marten Transport Ltd 5,141 104
Matson Inc 43,127 1,765
Nordic American Tankers Ltd 13,725 28
Overseas Shipholding Group Inc
( d)
59,370 115
PAM Transportation Services Inc
( d)
135 8
Safe Bulkers Inc
( d)
7,066 14
Saia Inc
( d)
707 54
Schneider National Inc 20,900 403
Scorpio Bulkers Inc 4,180 25
Scorpio Tankers Inc 4,462 117
SEACOR Holdings Inc
( d)
11,173 533
Ship Finance International Ltd 5,565 73
Teekay Corp 6,911 31
Teekay Tankers Ltd
( d)
19,590 24
Tidewater Inc
( d)
4,072 94
Universal Logistics Holdings Inc 34,300 675
US Xpress Enterprises Inc
( d),(e)
2,570 13
Werner Enterprises Inc 29,561 980
YRC Worldwide Inc
( d)
3,605 12
$ 16,114
Trucking & Leasing - 0.17%
GATX Corp
( e)
2,472 190
General Finance Corp
( d)
766 6
Greenbrier Cos Inc/The 54,825 1,585
Willis Lease Finance Corp
( d)
290 18
$ 1,799
Water - 0.26%
American States Water Co 4,499 349
Artesian Resources Corp 8,846 318
California Water Service Group 30,198 1,613
Connecticut Water Service Inc 1,815 127
COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
Consolidated Water Co Ltd 1,360 $ 19
Middlesex Water Co 1,037 65
PICO Holdings Inc
( d)
1,897 19
SJW Group 624 40
York Water Co/The 4,266 153
$ 2,703
TOTAL COMMON STOCKS $ 985,520
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Investment Companies - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026 507 $ 11
TOTAL PREFERRED STOCKS $ 11
Total Investments $ 1,050,910
Other Assets and Liabilities -  (1.23)% (12,788)
TOTAL NET ASSETS - 100.00% $ 1,038,122
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $13,297 or 1.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $18 or 0.00% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 35.02%
Industrial 13.91%
Consumer, Non-cyclical 12.05%
Consumer, Cyclical 10.27%
Technology 7.82%
Energy 5.32%
Utilities 4.42%
Money Market Funds 4.34%
Communications 3.46%
Basic Materials 2.66%
Investment Companies 1.96%
Diversified 0.00%
Other Assets and Liabilities
(1.23)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
July 31, 2019 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2018 Purchases Sales July 31, 2019
Value Cost Proceeds Value
Principal Government Money Market Fund 2.18% $ 35,811 $ 366,654 $ 363,747 $ 38,718
Principal U.S. Small-Cap Multi-Factor Index ETF — 1,239 1,231 —
$ 35,811 $ 367,893 $ 364,978 $ 38,718
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 2.18% $ 514 $ — $ — $ —
Principal U.S. Small-Cap Multi-Factor Index ETF 10 (8) — —
$ 524 $ (8) $ — $ —
Amounts in thousands
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
NewStar Financial Inc 12/27/2017 $ 28 $ 14 0.00%
Total $ 14 0.00%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini ; September 2019 Long 49 $ 3,863 $ 26
Total $ 26
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.57% Shares Held Value (000's)
Exchange-Traded Funds - 1.57%
iShares National Muni Bond ETF 35,500 $ 4,036
iShares Short-Term National Muni Bond ETF 34,249 3,664
$ 7,700
TOTAL INVESTMENT COMPANIES $ 7,700
MUNICIPAL BONDS - 102.86%
Principal
Amount (000's) Value (000's)
Alabama - 3.74%
Birmingham Airport Authority ( credit support
from AGM )
5.25%, 07 /01/2030
(a)
$ 1,000 $ 1,032
Lower Alabama Gas District/The
5.00%, 09 /01/2034 3,500 4,456
5.00%, 09 /01/2046 4,500 6,118
Selma Industrial Development Board
6.25%, 11 /01/2033 700 708
Tuscaloosa County Industrial Development
Authority
4.50%, 05 /01/2032
(b)
1,000 1,084
5.25%, 05 /01/2044
(b)
4,500 4,992
$ 18,390
Alaska - 0.31%
Borough of Matanuska-Susitna AK ( credit
support from AGC )
5.50%, 09 /01/2023
(a)
1,500 1,505
Arizona - 3.32%
Arizona Industrial Development Authority
5.00%, 01 /01/2043 2,000 2,251
5.00%, 01 /01/2049 1,000 1,089
5.00%, 01 /01/2054 1,000 1,110
5.13%, 01 /01/2054 1,000 1,095
5.50%, 01 /01/2054
(b)
1,500 1,611
Chandler Industrial Development Authority
2.70%, 12 /01/2037
(c)
1,300 1,356
Navajo Nation
5.50%, 12 /01/2030
(b)
1,240 1,410
Salt Verde Financial Corp
5.00%, 12 /01/2032 4,965 6,375
$ 16,297
California - 9.25%
Alum Rock Union Elementary School District
5.25%, 08 /01/2043 1,000 1,127
California Health Facilities Financing Authority
5.00%, 11 /15/2046
(d)
1,691 1,963
California Municipal Finance Authority
4.00%, 12 /31/2047 2,000 2,131
5.00%, 05 /15/2031 2,240 2,764
5.00%, 05 /15/2033 1,000 1,221
5.00%, 05 /15/2034 600 729
California Pollution Control Financing Authority
4.30%, 07 /01/2040 2,000 2,214
California Statewide Communities Development
Authority
6.25%, 11 /15/2019
(b)
100 101
6.63%, 11 /15/2024
(b)
500 507
California Statewide Communities Development
Authority ( credit support from FHA INS )
6.63%, 08 /01/2029
(a)
890 890
California Statewide Communities Development
Authority ( credit support from GNMA COLL )
4.90%, 07 /20/2039
(a)
500 510
City of Los Angeles Department of Airports
5.00%, 05 /15/2028 2,000 2,533
5.00%, 05 /15/2035 1,500 1,546
5.00%, 05 /15/2044
(d)
5,150 6,098
City of Vernon CA Electric System Revenue
5.13%, 08 /01/2021 230 230
5.13%, 08 /01/2021 340 341
Golden State Tobacco Securitization Corp
5.30%, 06 /01/2037 1,000 1,031
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Lancaster Redevelopment Agency Successor
Agency
6.50%, 08 /01/2029 $ 580 $ 580
Oakland Unified School District/Alameda County
5.00%, 08 /01/2034 2,210 2,563
Port of Los Angeles
5.00%, 08 /01/2031 1,240 1,244
Richmond Joint Powers Financing Authority
6.25%, 07 /01/2024 1,000 1,004
Riverside Community Properties Development
Inc
6.00%, 10 /15/2038 1,150 1,390
Sacramento Area Flood Control Agency ( credit
support from BAM )
5.00%, 10 /01/2039
(a)
1,340 1,530
San Diego Unified School District/CA
0.00%, 07 /01/2032
(e)
5,000 3,658
Southern California Public Power Authority
5.00%, 11 /01/2028 2,200 2,705
5.25%, 07 /01/2028 1,000 1,080
State of California
5.00%, 08 /01/2028 2,000 2,599
West Contra Costa Unified School District
5.25%, 08 /01/2033 1,000 1,151
$ 45,440
Colorado - 1.99%
Denver Convention Center Hotel Authority
5.00%, 12 /01/2036 1,000 1,158
Dominion Water & Sanitation District
5.25%, 12 /01/2027 1,500 1,603
Elbert County Independence Water & Sanitation
District
7.25%, 12 /01/2038 1,000 1,053
Regional Transportation District
6.00%, 01 /15/2041 450 465
6.50%, 01 /15/2030 500 519
Velocity Metropolitan District No 3
5.13%, 12 /01/2034 2,235 2,350
5.50%, 12 /01/2048 2,500 2,634
$ 9,782
Connecticut - 1.38%
Mohegan Tribal Finance Authority
7.00%, 02 /01/2045
(b)
5,500 5,727
State of Connecticut ( credit support from ACA )
6.60%, 07 /01/2024
(a)
1,040 1,044
$ 6,771
District of Columbia - 1.59%
District of Columbia
5.00%, 12 /01/2023 1,785 1,808
5.00%, 12 /01/2024 715 724
5.00%, 10 /15/2044 3,500 4,277
6.38%, 10 /01/2034 1,000 1,009
$ 7,818
Florida - 5.11%
Canaveral Port Authority
5.00%, 06 /01/2048 2,000 2,374
City of Lakeland FL Department of Electric
Utilities
5.25%, 10 /01/2036 1,000 1,372
Collier County Health Facilities Authority
5.00%, 05 /01/2043 3,500 4,181
Escambia County Health Facilities
Authority ( credit support from AMBAC )
5.95%, 07 /01/2020
(a)
10 11
Florida Development Finance Corp
6.25%, 01 /01/2049
(b),(c)
500 484
6.37%, 01 /01/2049
(b),(c)
3,000 2,867
6.50%, 01 /01/2049
(b),(c)
2,500 2,383

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Greater Orlando Aviation Authority
5.00%, 10 /01/2047
(d)
$ 7,001 $ 8,175
Martin County Health Facilities Authority
4.00%, 01 /01/2046 3,000 3,278
$ 25,125
Georgia - 0.66%
Atlanta Development Authority
7.00%, 01 /01/2040 2,000 2,212
City of Atlanta GA Water & Wastewater Revenue
6.00%, 11 /01/2027 1,000 1,012
$ 3,224
Idaho - 3.05%
Idaho Health Facilities Authority
1.47%, 03 /01/2048
(c)
12,800 12,800
6.65%, 02 /15/2021
(c)
2,000 2,168
$ 14,968
Illinois - 11.10%
Chicago O'Hare International Airport
5.25%, 01 /01/2036 2,000 2,412
5.25%, 01 /01/2037 4,000 4,807
City of Chicago IL
5.25%, 01 /01/2029 2,000 2,231
5.50%, 01 /01/2035 1,500 1,767
5.50%, 01 /01/2049 1,000 1,147
6.00%, 01 /01/2038 2,965 3,471
7.13%, 03 /15/2022 200 200
7.46%, 02 /15/2026 632 473
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01 /01/2030 1,000 1,136
5.00%, 01 /01/2032 1,000 1,126
5.00%, 01 /01/2033 2,000 2,246
City of Chicago IL Waterworks Revenue
5.00%, 11 /01/2028 1,000 1,139
County of Cook IL Sales Tax Revenue
5.25%, 11 /15/2036 1,520 1,820
Illinois Finance Authority
4.38%, 12 /01/2042 1,400 1,116
5.38%, 08 /15/2024 500 501
5.75%, 08 /15/2030 1,050 1,052
6.25%, 11 /15/2035 650 659
6.25%, 11 /15/2035 350 355
Illinois State Toll Highway Authority
5.00%, 12 /01/2032 5,200 6,089
5.00%, 01 /01/2040
(d)
2,000 2,307
5.25%, 01 /01/2030 1,000 1,016
Metropolitan Pier & Exposition Authority
5.00%, 06 /15/2057 700 772
Metropolitan Pier & Exposition Authority ( credit
support from NATL )
5.50%, 06 /15/2029
(a)
2,410 2,935
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12 /01/2028 5,000 6,069
Sales Tax Securitization Corp
5.00%, 01 /01/2048 3,000 3,386
State of Illinois
5.50%, 07 /01/2027 3,410 3,748
United City of Yorkville IL
5.75%, 03 /01/2028 400 400
Village of Gilberts IL Special Service Area No 24
5.38%, 03 /01/2034 149 149
$ 54,529
Indiana - 0.99%
Indiana Finance Authority
7.00%, 03 /01/2039
(b)
4,000 4,095
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Indiana (continued)
Town of Shoals IN
7.25%, 11 /01/2043 $ 700 $ 776
$ 4,871
Iowa - 0.45%
Iowa Finance Authority
5.25%, 06 /01/2034
(b)
2,110 2,232
Kansas - 0.21%
Kansas Development Finance Authority
5.50%, 11 /15/2029 20 20
5.50%, 11 /15/2029 980 992
$ 1,012
Kentucky - 0.68%
Kentucky Public Energy Authority
4.00%, 01 /01/2049
(c)
3,000 3,323
Louisiana - 2.28%
Lafayette Public Trust Financing
Authority ( credit support from AGM )
5.25%, 10 /01/2030
(a)
1,000 1,048
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11 /01/2032 3,000 3,131
4.40%, 11 /01/2044
(b)
2,000 2,024
5.50%, 11 /01/2039
(b)
3,270 3,507
Louisiana Public Facilities Authority
0.00%, 07 /01/2039
(e)
417 —
0.00%, 07 /01/2039
(e)
659 —
Louisiana Public Facilities Authority ( credit
support from FNMA )
0.00%, 12 /01/2019
(a),(e)
1,500 1,493
$ 11,203
Maine - 0.39%
Finance Authority of Maine
4.38%, 08 /01/2035
(b),(c)
1,800 1,936
Maryland - 0.23%
Maryland Economic Development Corp
5.75%, 06 /01/2035 545 566
Maryland Health & Higher Educational Facilities
Authority
6.00%, 07 /01/2041 500 545
$ 1,111
Massachusetts - 1.30%
Commonwealth of Massachusetts
5.00%, 01 /01/2042 1,940 2,332
Massachusetts Bay Transportation Authority
5.25%, 07 /01/2028 2,000 2,633
Massachusetts Educational Financing Authority
4.90%, 07 /01/2028 1,360 1,429
$ 6,394
Michigan - 0.98%
Michigan Finance Authority
4.00%, 02 /15/2044 3,400 3,692
Wayne County Airport Authority
5.00%, 12 /01/2045 1,000 1,150
$ 4,842
Mississippi - 0.90%
Mississippi Business Finance Corp
2.20%, 03 /01/2027
(c)
1,000 1,021
3.20%, 09 /01/2028 1,000 1,019
Mississippi Development Bank ( credit support
from BAM )
5.00%, 03 /01/2048
(a)
2,000 2,391
$ 4,431
Missouri - 1.23%
City of St Louis MO Airport Revenue
5.00%, 07 /01/2034 1,285 1,611
5.00%, 07 /01/2049 1,100 1,331

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Missouri (continued)
City of St Louis MO Airport Revenue ( credit
support from NATL )
5.50%, 07 /01/2028
(a)
$ 1,500 $ 1,981
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02 /01/2034 1,000 1,127
$ 6,050
Montana - 0.81%
Montana Board of Housing ( credit support from
FHA INS HUD VA )
4.00%, 06 /01/2045
(a)
1,775 1,901
Montana Facility Finance Authority
4.13%, 07 /01/2038 2,000 2,079
$ 3,980
Nevada - 3.17%
County of Clark Department of Aviation
5.13%, 07 /01/2034 1,000 1,015
Las Vegas Convention & Visitors Authority
5.00%, 07 /01/2043
(d)
8,606 10,208
Las Vegas Redevelopment Agency
5.00%, 06 /15/2040 3,850 4,355
$ 15,578
New Hampshire - 1.41%
New Hampshire Business Finance Authority
2.15%, 07 /01/2027
(c)
4,750 4,835
4.00%, 11 /01/2027
(b)
1,000 1,039
4.88%, 11 /01/2042
(b)
1,000 1,041
$ 6,915
New Jersey - 5.87%
Casino Reinvestment Development Authority
5.25%, 11 /01/2039 750 819
New Jersey Economic Development Authority
4.00%, 07 /01/2032 805 866
5.00%, 09 /01/2034 1,000 1,003
5.75%, 04 /01/2031 1,005 1,148
5.75%, 06 /01/2031 550 571
New Jersey Transportation Trust Fund Authority
5.25%, 06 /15/2032 2,000 2,261
5.25%, 06 /15/2034 2,250 2,550
South Jersey Port Corp
5.00%, 01 /01/2042 5,000 5,680
5.00%, 01 /01/2048 3,000 3,384
Tobacco Settlement Financing Corp/NJ
4.00%, 06 /01/2037 4,700 4,951
5.00%, 06 /01/2046 5,000 5,585
$ 28,818
New York - 10.26%
Brooklyn Arena Local Development Corp
6.38%, 07 /15/2043 1,400 1,434
Hudson Yards Infrastructure Corp
5.75%, 02 /15/2047 1,585 1,700
5.75%, 02 /15/2047 915 976
Metropolitan Transportation Authority
5.25%, 11 /15/2030 1,500 1,518
New York City Industrial Development
Agency ( credit support from AGC )
6.13%, 01 /01/2029
(a)
1,000 1,004
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08 /01/2037 3,000 3,775
New York City Water & Sewer System
1.49%, 06 /15/2045
(c)
4,000 4,000
1.52%, 06 /15/2050
(c)
3,000 3,000
New York Counties Tobacco Trust VI
5.00%, 06 /01/2031 215 240
5.00%, 06 /01/2036 740 812
5.00%, 06 /01/2041 400 433
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Liberty Development Corp
5.00%, 11 /15/2031 $ 1,000 $ 1,081
5.00%, 09 /15/2040 1,000 1,088
New York Liberty Development Corp ( credit
support from GO OF AUTH )
5.00%, 12 /15/2041
(a)
1,000 1,080
New York State Dormitory Authority
5.00%, 07 /01/2033 1,200 1,485
New York State Dormitory Authority ( credit
support from AGC ST AID WITHHLDG )
5.00%, 10 /01/2023
(a)
1,860 1,872
5.00%, 10 /01/2023
(a)
140 141
New York Transportation Development Corp
5.00%, 08 /01/2021 3,500 3,715
5.00%, 01 /01/2030 2,000 2,413
5.00%, 01 /01/2031 7,200 8,631
5.00%, 01 /01/2036 3,200 3,772
5.25%, 01 /01/2050 3,125 3,472
Tompkins County Development Corp
5.00%, 07 /01/2027 115 75
Westchester County Local Development Corp
5.00%, 11 /01/2046 2,400 2,680
$ 50,397
North Carolina - 1.42%
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03 /01/2031 1,000 1,062
North Carolina Medical Care Commission
5.00%, 10 /01/2047 1,000 1,102
North Carolina Turnpike Authority
5.00%, 01 /01/2040 4,100 4,836
$ 7,000
Ohio - 5.31%
American Municipal Power Inc
5.25%, 02 /15/2033 2,575 2,811
Buckeye Tobacco Settlement Financing Authority
6.00%, 06 /01/2042 2,000 1,988
Buckeye Tobacco Settlement Financing
Authority ( credit support from BUCKEYE OHIO
TOB SETTLEMENT )
5.75%, 06 /01/2034
(a)
3,000 2,922
City of Cincinnati OH
5.00%, 12 /01/2032 815 904
County of Hamilton OH
5.00%, 01 /01/2036 1,435 1,593
5.00%, 01 /01/2046 2,500 2,733
Ohio Air Quality Development Authority
4.25%, 01 /15/2038
(b)
1,000 1,066
4.50%, 01 /15/2048
(b)
850 907
5.00%, 07 /01/2049
(b)
2,000 2,148
Ohio Higher Educational Facility Commission
1.47%, 01 /01/2043
(c)
9,000 9,000
$ 26,072
Oklahoma - 0.26%
Oklahoma Development Finance Authority
5.25%, 08 /15/2043 1,085 1,286
Oregon - 0.19%
Oregon State Business Development Commission
6.50%, 04 /01/2031
(b)
1,000 939
Pennsylvania - 3.91%
City of Philadelphia PA
5.00%, 02 /01/2038
(f)
1,000 1,225
5.00%, 02 /01/2039
(f)
1,000 1,222
Commonwealth Financing Authority
5.00%, 06 /01/2032 3,000 3,654
5.00%, 06 /01/2033 2,000 2,428

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Pennsylvania Economic Development Financing
Authority
2.15%, 11 /01/2021
(c)
$ 2,250 $ 2,278
5.75%, 06 /01/2036
(b)
1,750 1,847
6.00%, 06 /01/2031 500 500
Pennsylvania Turnpike Commission
5.00%, 12 /01/2029 2,000 2,515
5.00%, 12 /01/2036 1,725 2,036
5.75%, 12 /01/2028 175 186
5.75%, 12 /01/2028 245 260
6.00%, 12 /01/2034 65 69
6.00%, 12 /01/2034 80 85
6.00%, 12 /01/2034 355 378
Pittsburgh Water & Sewer Authority ( credit
support from AGM )
5.00%, 09 /01/2033
(a)
400 531
$ 19,214
South Carolina - 0.33%
South Carolina Jobs-Economic Development
Authority
5.25%, 11 /15/2047 1,500 1,634
South Dakota - 0.31%
Oglala Sioux Tribe
5.75%, 10 /01/2025
(b)
1,500 1,502
Tennessee - 1.62%
Metropolitan Government Nashville & Davidson
County Health & Educational Facs Bd
5.00%, 07 /01/2040 5,860 6,784
Tennergy Corp/TN
5.00%, 02 /01/2050
(c)
1,000 1,159
$ 7,943
Texas - 9.14%
Capital Area Cultural Education Facilities Finance
Corp
6.13%, 04 /01/2045
(c)
1,000 1,027
Central Texas Regional Mobility Authority
5.00%, 01 /01/2048 2,740 3,169
Central Texas Turnpike System
5.00%, 08 /15/2031 1,285 1,461
City of Houston TX Airport System Revenue
5.00%, 07 /01/2029 2,000 2,239
Harris County Industrial Development Corp
5.00%, 02 /01/2023 400 405
Harris County-Houston Sports Authority
5.00%, 11 /15/2030 3,000 3,453
Metropolitan Transit Authority of Harris County
5.00%, 11 /01/2033 2,435 2,933
North Texas Tollway Authority
5.00%, 01 /01/2045 1,000 1,131
Port Beaumont Navigation District
7.25%, 02 /01/2036
(b),(c)
4,500 4,591
Sea Breeze Public Facility Corp
6.50%, 01 /01/2046 100 102
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11 /15/2037 2,060 2,326
6.00%, 11 /15/2027 2,250 2,563
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12 /15/2026 6,760 7,919
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12 /31/2038 1,000 1,177
Texas Transportation Commission
5.00%, 08 /01/2057 2,000 2,314
University of Texas System/The
5.00%, 08 /15/2049 5,500 8,078
$ 44,888
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Utah - 1.80%
Utah Infrastructure Agency
5.00%, 10 /15/2028 $ 1,000 $ 1,108
5.00%, 10 /15/2034 4,385 4,791
5.00%, 10 /15/2037 1,500 1,628
5.38%, 10 /15/2040 1,200 1,328
$ 8,855
Virginia - 1.84%
County of Botetourt VA
6.00%, 07 /01/2034 1,000 1,120
6.00%, 07 /01/2044 1,000 1,105
Fairfax County Redevelopment & Housing
Authority
5.00%, 10 /01/2038
(f)
1,500 1,875
5.00%, 10 /01/2039
(f)
1,500 1,871
King George County Economic Development
Authority
2.50%, 06 /01/2023
(c)
1,600 1,649
Roanoke Economic Development Authority
6.63%, 12 /01/2044 1,295 1,407
$ 9,027
Washington - 2.45%
Port of Seattle WA
5.00%, 04 /01/2029
(f)
4,000 5,075
5.00%, 04 /01/2044
(f)
5,000 5,975
Washington Higher Education Facilities Authority
5.63%, 10 /01/2040 1,000 1,007
$ 12,057
Wisconsin - 1.62%
City of Superior WI ( credit support from GO OF
CORP )
5.38%, 11 /01/2021
(a)
750 753
Public Finance Authority
5.00%, 12 /01/2025 3,000 3,440
5.00%, 09 /30/2037 500 582
5.00%, 10 /01/2048
(b)
1,500 1,647
5.25%, 04 /01/2030 1,400 1,540
$ 7,962
TOTAL MUNICIPAL BONDS $ 505,321
Total Investments $ 513,021
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.02)%
Notes with an interest rate of 1.38% - 1.60%
at July 31, 2019 and contractual maturity of
collateral from 2024- 2026.
( g)
$ (14,823) (14,823)
Total Net Investments $ 498,198
Other Assets and Liabilities -  (1.41)% (6,928)
TOTAL NET ASSETS - 100.00% $ 491,270
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $51,687 or 10.52% of net assets.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2019.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2019 (unaudited)
See accompanying notes.

Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 82.45%
General Obligation Unlimited 7.38%
Insured 5.40%
Prerefunded 4.47%
Investment Companies 1.57%
General Obligation Limited 1.49%
Tax Allocation 0.88%
Special Tax 0.42%
Special Assessment 0.23%
Certificate Participation 0.14%
Liability For Floating Rate Notes Issued (3.02)%
Other Assets and Liabilities
(1.41)%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
July 31, 2019 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

July 31, 2019 (unaudited)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime
Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income
Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging
Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High
Income Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I,
LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap
Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation
Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund,
SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal Lifetime Funds, Principal
Lifetime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates

July 31, 2019 (unaudited)

about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

July 31, 2019 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of July 31, 2019 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 8,388 $ — $ — $ 8,388
Municipal Bonds* — 517,879 — 517,879
Total investments in securities $ 8,388 $ 517,879 $ — $ 526,267
Core Plus Bond Fund
Bonds* — 1,777,072 — 1,777,072
Common Stocks
Consumer, Cyclical — — 127 127
Energy 531 — — 531
Investment Companies 225,767 — — 225,767
Preferred Stocks
Consumer, Cyclical — — 66 66
Consumer, Non-cyclical — — 74 74
Government 3,701 — — 3,701
Senior Floating Rate Interests* — 29,420 — 29,420
U.S. Government & Government Agency Obligations* — 1,260,535 — 1,260,535
Total investments in securities $ 229,999 $ 3,067,027 $ 267 $ 3,297,293
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 982 — 982
Interest Rate Contracts
Futures** 2,037 — — 2,037
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (313) — (313)
Interest Rate Contracts
Futures** (699) — — (699)
Diversified International Fund
Common Stocks
Basic Materials 103,111 383,427 — 486,538
Communications 225,244 805,745 — 1,030,989
Consumer, Cyclical 290,352 1,681,589 — 1,971,941
Consumer, Non-cyclical 80,389 1,789,580 — 1,869,969
Energy 213,531 571,920 — 785,451
Financial 630,797 2,425,888 — 3,056,685
Industrial 212,525 756,425 — 968,950
Technology 96,660 970,174 — 1,066,834
Utilities — 299,970 — 299,970
Investment Companies 262,464 — — 262,464
Preferred Stocks 49,044 — — 49,044
Total investments in securities $ 2,164,117 $ 9,684,718 $ — $ 11,848,835
Equity Income Fund
Common Stocks* 7,392,191 — — 7,392,191
Investment Companies 199,466 — — 199,466
Total investments in securities $ 7,591,657 $ — $ — $ 7,591,657
Finisterre Unconstrained Emerging Markets Bond Fund
Bonds* — 157,345 — 157,345
Convertible Bonds* — 6,871 — 6,871
Investment Companies 18,609 — — 18,609
U.S. Government & Government Agency Obligations* — 21,589 — 21,589
Total investments in securities $ 18,609 $ 185,805 $ — $ 204,414
Assets
Credit Contracts
Credit Default Swaps — 393 — 393
Foreign Exchange Contracts

July 31, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Unconstrained Emerging Markets Bond Fund
Foreign Currency Contracts $ — $ 900 $ — $ 900
Interest Rate Contracts
Total Return Swaps — 694 — 694
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (223) — (223)
Interest Rate Contracts
Futures** (169) — — (169)
Global Diversified Income Fund
Bonds* — 5,531,262 103,275 5,634,537
Common Stocks
Basic Materials 15,216 17,915 27,831 60,962
Communications 99,555 13,942 — 113,497
Consumer, Cyclical 50,129 33,769 9,637 93,535
Consumer, Non-cyclical 27,017 21,021 — 48,038
Diversified — 1,350 — 1,350
Energy 118,145 7,517 191 125,853
Financial 251,544 153,688 — 405,232
Industrial 30,274 27,071 — 57,345
Technology 25,136 4,518 — 29,654
Utilities 276,291 5,173 — 281,464
Convertible Bonds* — 5,130 — 5,130
Convertible Preferred Stocks
Financial 5,522 — — 5,522
Investment Companies 233,477 — — 233,477
Preferred Stocks
Communications 2,409 2,185 — 4,594
Consumer, Non-cyclical — 1,491 — 1,491
Energy 1,340 — — 1,340
Financial 37,829 11,325 — 49,154
Government 6,146 5,320 — 11,466
Utilities 19,269 — — 19,269
Senior Floating Rate Interests* — 484,527 35,440 519,967
U.S. Government & Government Agency Obligations* — 7,111 — 7,111
Total investments in securities $ 1,199,299 $ 6,334,315 $ 176,374 $ 7,709,988
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 2,823 — 2,823
Interest Rate Contracts
Total Return Swaps — 1, 192 — 1, 192
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (257) — (257)
Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical 46,804 46,958 — 93,762
Financial 1,980,067 1,453,042 — 3,433,109
Technology 56,202 — — 56,202
Investment Companies 45,794 — — 45,794
Total investments in securities $ 2,128,867 $ 1,500,000 $ — $ 3,628,867
Government & High Quality Bond Fund
Bonds* — 415,123 — 415,123
Investment Companies 75,275 — — 75,275
U.S. Government & Government Agency Obligations* — 1,043,419 — 1,043,419
Total investments in securities $ 75,275 $ 1,458,542 $ — $ 1,533,817
High Income Fund
Bonds* — 2,582,492 17,428 2,599,920
Common Stocks
Communications — — — —
Consumer, Cyclical — — 2,529 2,529
Energy — 21 — 21

July 31, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Income Fund
Utilities $ — $ — $ — $ —
Investment Companies 291,834 — — 291,834
Preferred Stocks — — — —
Senior Floating Rate Interests* — 403,931 — 403,931
Total investments in securities $ 291,834 $ 2,986,444 $ 19,957 $ 3,298,235
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 157 — 157
High Yield Fund
Bonds* — 2,485,276 — 2,485,276
Common Stocks
Consumer, Cyclical — — 2,220 2,220
Energy 7,438 — — 7,438
Convertible Bonds* — — — —
Investment Companies 121,005 — — 121,005
Preferred Stocks
Consumer, Cyclical — — 1,145 1,145
Consumer, Non-cyclical — — 917 917
Senior Floating Rate Interests* — 275,687 — 275,687
Total investments in securities $ 128,443 $ 2,760,963 $ 4,282 $ 2,893,688
Income Fund
Bonds* — 2,063,888 — 2,063,888
Common Stocks
Financial — — 1 1
Industrial — — 31,823 31,823
Investment Companies 117,104 — — 117,104
Senior Floating Rate Interests* — 21,723 — 21,723
U.S. Government & Government Agency Obligations* — 1,136,879 — 1,136,879
Total investments in securities $ 117,104 $ 3,222,490 $ 31,824 $ 3,371,418
Inflation Protection Fund
Bonds* — 135,303 — 135,303
Investment Companies 49,795 — — 49,795
U.S. Government & Government Agency Obligations* — 1,498,171 — 1,498,171
Purchased Options 432 — — 432
Purchased Interest Rate Swaptions — 8,064 — 8,064
Purchased Capped Options — 34 — 34
Total investments in securities $ 50,227 $ 1,641,572 $ — $ 1,691,799
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 4,619 — 4,619
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 8,761 — 8,761
Futures** 1,155 — — 1,155
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1,338) — (1,338)
Interest Rate Contracts
Capped Options — (30) — (30)
Exchange Cleared Interest Rate Swaps** — (15,770) — (15,770)
Futures** (5,259) — — (5,259)
Interest Rate Swaptions — (8,854) — (8,854)
Written Options (312) — — (312)
International Emerging Markets Fund
Common Stocks
Basic Materials 6,640 7,259 — 13,899
Communications 23,665 41,514 — 65,179
Consumer, Cyclical 14,960 23,436 — 38,396
Consumer, Non-cyclical 6,672 18,495 — 25,167
Energy 3,253 27,918 — 31,171
Financial 14,318 75,251 — 89,569
Industrial — 17,533 — 17,533
Technology 3,829 44,338 — 48,167

July 31, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Emerging Markets Fund
Utilities $ — $ 4,548 $ — $ 4,548
Investment Companies 4,061 — — 4,061
Preferred Stocks 5,972 — — 5,972
Total investments in securities $ 83,370 $ 260,292 $ — $ 343,662
International Fund I
Common Stocks
Basic Materials 4,082 36,305 — 40,387
Communications 10,512 13,610 — 24,122
Consumer, Cyclical 5,598 37,166 — 42,764
Consumer, Non-cyclical 5,785 38,884 — 44,669
Energy 2,479 12,228 — 14,707
Financial 15,262 55,864 — 71,126
Industrial 3,714 36,985 — 40,699
Technology 18,319 33,170 — 51,489
Utilities — 6,910 — 6,910
Investment Companies 7,298 — — 7,298
Total investments in securities $ 73,049 $ 271,122 $ — $ 344,171
LargeCap Growth Fund
Common Stocks* 544,028 — — 544,028
Investment Companies 15,408 — — 15,408
Total investments in securities $ 559,436 $ — $ — $ 559,436
LargeCap Growth Fund I
Common Stocks* 8,934,568 — — 8,934,568
Convertible Preferred Stocks
Communications — — 17,785 17,785
Investment Companies 186,061 — — 186,061
Preferred Stocks
Communications — 3,026 — 3,026
Technology — 6,611 4,558 11,169
Total investments in securities $ 9,120,629 $ 9,637 $ 22,343 $ 9,152,609
Liabilities
Equity Contracts
Futures** (192) — — (192)
LargeCap S&P 500 Index Fund
Common Stocks* 5,859,062 — — 5,859,062
Investment Companies 72,675 — — 72,675
Total investments in securities $ 5,931,737 $ — $ — $ 5,931,737
Liabilities
Equity Contracts
Futures** (193) — — (193)
LargeCap Value Fund III
Common Stocks* 2,129,551 — — 2,129,551
Investment Companies 57,089 — — 57,089
Total investments in securities $ 2,186,640 $ — $ — $ 2,186,640
Assets
Equity Contracts
Futures** 69 — — $ 69
MidCap Fund
Common Stocks* 16,727,920 — — 16,727,920
Investment Companies 61,771 — — 61,771
Total investments in securities $ 16,789,691 $ — $ — $ 16,789,691
MidCap Growth Fund
Common Stocks* 183,601 — — 183,601
Investment Companies 4,754 — — 4,754
Total investments in securities $ 188,355 $ — $ — $ 188,355

July 31, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Growth Fund III
Common Stocks* $ 1,115,169 $ — $ — $ 1,115,169
Investment Companies 38,628 — — 38,628
Total investments in securities $ 1,153,797 $ — $ — $ 1,153,797
Assets
Equity Contracts
Futures** 40 — — 40
MidCap S&P 400 Index Fund
Common Stocks* 1,299,243 — — 1,299,243
Investment Companies 61,863 — — 61,863
Total investments in securities $ 1,361,106 $ — $ — $ 1,361,106
Assets
Equity Contracts
Futures** 450 — — 450
MidCap Value Fund I
Common Stocks* 2,465,801 — — 2,465,801
Investment Companies 60,544 — — 60,544
Total investments in securities $ 2,526,345 $ — $ — $ 2,526,345
Assets
Equity Contracts
Futures** 42 — — 42
Overseas Fund
Common Stocks
Basic Materials — 239,158 — 239,158
Communications 25,778 181,292 — 207,070
Consumer, Cyclical 44,587 197,264 — 241,851
Consumer, Non-cyclical 30,194 375,731 — 405,925
Diversified — 1,851 — 1,851
Energy 89,235 195,980 — 285,215
Financial 50,134 579,203 — 629,337
Industrial — 411,567 — 411,567
Technology — 111,614 — 111,614
Utilities — 107,006 — 107,006
Investment Companies 84,030 — — 84,030
Preferred Stocks
Consumer, Cyclical — 66,397 — 66,397
Total investments in securities $ 323,958 $ 2,467,063 $ — $ 2,791,021
Liabilities
Equity Contracts
Futures** (337) — — (337)
Principal Capital Appreciation Fund
Common Stocks* 1,749,942 — — 1,749,942
Investment Companies 40,134 — — 40,134
Total investments in securities $ 1,790,076 $ — $ — $ 1,790,076
Principal LifeTime 2010 Fund
Investment Companies 745,359 — — 745,359
Total investments in securities $ 745,359 $ — $ — $ 745,359
Principal LifeTime 2015 Fund
Investment Companies 400,163 — — 400,163
Total investments in securities $ 400,163 $ — $ — $ 400,163
Principal LifeTime 2020 Fund
Investment Companies 4,060,828 — — 4,060,828
Total investments in securities $ 4,060,828 $ — $ — $ 4,060,828
Principal LifeTime 2025 Fund
Investment Companies 1,509,342 — — 1,509,342
Total investments in securities $ 1,509,342 $ — $ — $ 1,509,342

July 31, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2030 Fund
Investment Companies $ 5,476,351 $ — $ — $ 5,476,351
Total investments in securities $ 5,476,351 $ — $ — $ 5,476,351
Principal LifeTime 2035 Fund
Investment Companies 1,204,774 — — 1,204,774
Total investments in securities $ 1,204,774 $ — $ — $ 1,204,774
Principal LifeTime 2040 Fund
Investment Companies 3,784,858 — — 3,784,858
Total investments in securities $ 3,784,858 $ — $ — $ 3,784,858
Principal LifeTime 2045 Fund
Investment Companies 884,861 — — 884,861
Total investments in securities $ 884,861 $ — $ — $ 884,861
Principal LifeTime 2050 Fund
Investment Companies 2,233,187 — — 2,233,187
Total investments in securities $ 2,233,187 $ — $ — $ 2,233,187
Principal LifeTime 2055 Fund
Investment Companies 444,856 — — 444,856
Total investments in securities $ 444,856 $ — $ — $ 444,856
Principal LifeTime 2060 Fund
Investment Companies 349,124 — — 349,124
Total investments in securities $ 349,124 $ — $ — $ 349,124
Principal LifeTime 2065 Fund
Investment Companies 14,586 — — 14,586
Total investments in securities $ 14,586 $ — $ — $ 14,586
Principal LifeTime Hybrid 2015 Fund
Investment Companies 99,928 — — 99,928
Total investments in securities $ 99,928 $ — $ — $ 99,928
Principal LifeTime Hybrid 2020 Fund
Investment Companies 316,421 — — 316,421
Total investments in securities $ 316,421 $ — $ — $ 316,421
Principal LifeTime Hybrid 2025 Fund
Investment Companies 224,905 — — 224,905
Total investments in securities $ 224,905 $ — $ — $ 224,905
Principal LifeTime Hybrid 2030 Fund
Investment Companies 274,695 — — 274,695
Total investments in securities $ 274,695 $ — $ — $ 274,695
Principal LifeTime Hybrid 2035 Fund
Investment Companies 165,791 — — 165,791
Total investments in securities $ 165,791 $ — $ — $ 165,791
Principal LifeTime Hybrid 2040 Fund
Investment Companies 190,091 — — 190,091
Total investments in securities $ 190,091 $ — $ — $ 190,091
Principal LifeTime Hybrid 2045 Fund
Investment Companies 101,985 — — 101,985
Total investments in securities $ 101,985 $ — $ — $ 101,985
Principal LifeTime Hybrid 2050 Fund
Investment Companies 90,770 — — 90,770
Total investments in securities $ 90,770 $ — $ — $ 90,770

July 31, 2019 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2055 Fund
Investment Companies $ 31,021 $ — $ — $ 31,021
Total investments in securities $ 31,021 $ — $ — $ 31,021
Principal LifeTime Hybrid 2060 Fund
Investment Companies 10,475 — — 10,475
Total investments in securities $ 10,475 $ — $ — $ 10,475
Principal LifeTime Hybrid 2065 Fund
Investment Companies 1,244 — — 1,244
Total investments in securities $ 1,244 $ — $ — $ 1,244
Principal LifeTime Hybrid Income Fund
Investment Companies 53,577 — — 53,577
Total investments in securities $ 53,577 $ — $ — $ 53,577
Principal LifeTime Strategic Income Fund
Investment Companies 418,627 — — 418,627
Total investments in securities $ 418,627 $ — $ — $ 418,627
Real Estate Securities Fund
Common Stocks* 4,654,558 — — 4,654,558
Investment Companies 48,571 — — 48,571
Total investments in securities $ 4,703,129 $ — $ — $ 4,703,129
SAM Balanced Portfolio
Investment Companies 4,526,606 — — 4,526,606
Total investments in securities $ 4,526,606 $ — $ — $ 4,526,606
SAM Conservative Balanced Portfolio
Investment Companies 1,680,940 — — 1,680,940
Total investments in securities $ 1,680,940 $ — $ — $ 1,680,940
SAM Conservative Growth Portfolio
Investment Companies 2,964,903 — — 2,964,903
Total investments in securities $ 2,964,903 $ — $ — $ 2,964,903
SAM Flexible Income Portfolio
Investment Companies 2,655,860 — — 2,655,860
Total investments in securities $ 2,655,860 $ — $ — $ 2,655,860
SAM Strategic Growth Portfolio
Investment Companies 1,873,863 — — 1,873,863
Total investments in securities $ 1,873,863 $ — $ — $ 1,873,863
Short-Term Income Fund
Bonds* — 4,784,044 — 4,784,044
Investment Companies 28,448 — — 28,448
U.S. Government & Government Agency Obligations* — 32,114 — 32,114
Total investments in securities $ 28,448 $ 4,816,158 $ — $ 4,844,606
SmallCap Fund
Common Stocks* 656,292 — — 656,292
Investment Companies 43,681 — — 43,681
Total investments in securities $ 699,973 $ — $ — $ 699,973
SmallCap Growth Fund I
Common Stocks
Basic Materials 24,040 5 — 24,045
Communications 144,615 — — 144,615
Consumer, Cyclical 270,969 — — 270,969
Consumer, Non-cyclical 606,440 3 2 606,445
Diversified 4,208 — — 4,208

July 31, 2019 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I
Energy $ 13,638 $ — $ — $ 13,638
Financial 149,682 — — 149,682
Industrial 317,048 3,565 — 320,613
Technology 328,813 — — 328,813
Utilities 2,579 — — 2,579
Investment Companies 142,045 — — 142,045
Preferred Stocks 18 — — 18
Total investments in securities $ 2,004,095 $ 3,573 $ 2 $ 2,007,670
Assets
Equity Contracts
Futures** 84 — — 84
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 50,475 21 — 50,496
Communications 58,529 — — 58,529
Consumer, Cyclical 187,370 — — 187,370
Consumer, Non-cyclical 249,246 — — 249,246
Energy 51,934 — — 51,934
Financial 313,188 — — 313,188
Industrial 227,714 — — 227,714
Technology 117,828 — — 117,828
Utilities 28,330 — — 28,330
Investment Companies 27,676 — — 27,676
Total investments in securities $ 1,312,290 $ 21 $ — $ 1,312,311
Liabilities
Equity Contracts
Futures** (12) — — (12)
SmallCap Value Fund II
Common Stocks
Basic Materials 27,551 3 — 27,554
Communications 35,889 — 1 35,890
Consumer, Cyclical 106,595 — — 106,595
Consumer, Non-cyclical 125,160 — — 125,160
Diversified 18 — — 18
Energy 55,266 — — 55,266
Financial 363,477 14 — 363,491
Industrial 144,371 — — 144,371
Technology 81,294 — — 81,294
Utilities 45,881 — — 45,881
Investment Companies 65,379 — — 65,379
Preferred Stocks 11 — — 11
Total investments in securities $ 1,050,892 $ 17 $ 1 $ 1,050,910
Assets
Equity Contracts
Futures** 26 — — 26
Tax-Exempt Bond Fund
Investment Companies 7,700 — — 7,700
Municipal Bonds* — 505,321 — 505,321
Total investments in securities $ 7,700 $ 505,321 $ — $ 513,021

July 31, 2019 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of July 31, 2019 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund Asset Type
Fair Value as of
July 31, 2019 Valuation Technique Unobservable Input Input Valuations
Global Diversified
Income Fund
Bonds $ 103,275 Yield Analysis Yield to Maturity 8.8 – 12.3%
Common Stocks 37,430 Enterprise Valuation Model EBITDA Multiples 4.75 – 7.75x
Discounted Cash Flow Discount Rate 11.6 – 17.7%
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 38 Indicative Market Quotations Broker Quote $ 0.90
Senior Floating
Rate Interests
35,440 Yield Analysis Yield to Maturity 10.8%
$ 176,374
Fund
Value
October
31, 2018
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Value July 31,
2019
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at July 31, 2019
Global Diversified Income Fund***
Bonds $ 111,011 $ (18) $ 124 $ — $ (7,842) $ — $ — $ 103,275 $ 217
Common Stock
Basic Materials 46,459 11,567 (16,617) — (13,578) — — 27,831 (16,617)
Consumer,
ss Cyclical 68 — 3,180 6,389 — — — 9,637 3,180
Energy 189 — 2 — — — — 191 2
Credit Linked
Structured Notes 2,764 (1,376) 1,350 — (2,738) — — — 1,305
Senior Floating
Rates Interests 35,440 — — — — — — 35,440 —
Total
$ 195,931 $ 10,173 $ (11,961) $ 6,389 $ (24,158) $ — $ — $ 176,374 $ (11,913)